UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Strategic Advisers® Municipal Bond Fund Strategic Advisers® Municipal Bond Fund : FSMUX

This semi-annual shareholder report contains information about Strategic Advisers® Municipal Bond Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Municipal Bond Fund	$ 4	0.09%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$11,756,563,545
Number of Holdings	7,202
Portfolio Turnover	26%
What did the Fund invest in?
(as of November 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Other	26.6
Transportation	18.6
General Obligations	15.4
Health Care	10.6
Special Tax	8.8
Others(Individually Less Than 5%)	20.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	8.6
Illinois	7.3
California	6.5
Texas	4.4
New Jersey	3.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915127.100    6352-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Strategic Advisers® Fidelity® Emerging Markets Fund Strategic Advisers® Fidelity® Emerging Markets Fund : FGOMX

This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® Emerging Markets Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Emerging Markets Fund	$ 10	0.20%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$19,805,355,277
Number of Holdings	292
Portfolio Turnover	45%
What did the Fund invest in?
(as of November 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Emerging Markets Value Index Fund	21.8
Fidelity SAI Emerging Markets Index Fund	8.2
Fidelity SAI Emerging Markets Low Volatility Index Fund	6.0
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Invesco Government & Agency Portfolio Institutional Class	5.1
Fidelity Advisor Emerging Markets Fund - Class Z	5.0
Tencent Holdings Ltd	3.3
Samsung Electronics Co Ltd	2.1
Meituan B Shares	1.3
HDFC Bank Ltd/Gandhinagar	1.1
59.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915123.100    3310-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Strategic Advisers® Fidelity® U.S. Total Stock Fund Strategic Advisers® Fidelity® U.S. Total Stock Fund : FCTDX

This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® U.S. Total Stock Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® U.S. Total Stock Fund	$ 7	0.13%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$144,977,571,981
Number of Holdings	1,842
Portfolio Turnover	32%
What did the Fund invest in?
(as of November 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI U.S. Quality Index Fund	10.3
Fidelity Growth Company Fund	10.1
Fidelity Magellan Fund	6.0
Fidelity SAI U.S. Low Volatility Index Fund	6.0
Fidelity Contrafund	4.0
Fidelity SAI U.S. Value Index Fund	2.8
Fidelity Extended Market Index Fund	2.6
Fidelity Blue Chip Growth Fund	2.3
Microsoft Corp	2.3
Fidelity SAI U.S. Large Cap Index Fund	2.0
48.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915121.100    3080-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Strategic Advisers® Fidelity® Core Income Fund Strategic Advisers® Fidelity® Core Income Fund : FIWGX

This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® Core Income Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Core Income Fund	$ 3	0.05%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$70,773,653,731
Number of Holdings	6,208
Portfolio Turnover	221%
What did the Fund invest in?
(as of November 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (4.3)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Total Bond Fund	23.3
US Treasury Notes	10.9
Fidelity SAI U.S. Treasury Bond Index Fund	8.7
Fannie Mae Mortgage pass-thru certificates	6.6
Ginnie Mae II Pool	5.7
Freddie Mac Gold Pool	4.2
Fidelity SAI Intermediate Treasury Bond Index Fund	3.9
Fidelity SAI Long-Term Treasury Bond Index Fund	3.6
US Treasury Bonds	3.4
Uniform Mortgage Backed Securities	2.4
72.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915122.100    3306-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Strategic Advisers® U.S. Total Stock Fund Strategic Advisers® U.S. Total Stock Fund : FSAKX

This semi-annual shareholder report contains information about Strategic Advisers® U.S. Total Stock Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® U.S. Total Stock Fund	$ 9	0.18%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$79,464,747,781
Number of Holdings	2,416
Portfolio Turnover	64%
What did the Fund invest in?
(as of November 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	4.9
Microsoft Corp	4.7
Fidelity Growth Company Fund	4.6
Apple Inc	4.4
Fidelity Extended Market Index Fund	4.1
Amazon.com Inc	3.1
Fidelity SAI U.S. Quality Index Fund	2.2
Meta Platforms Inc Class A	1.9
Alphabet Inc Class C	1.4
Fidelity SAI U.S. Low Volatility Index Fund	1.3
32.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916852.100    7609-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Strategic Advisers® Tax-Sensitive Short Duration Fund Strategic Advisers® Tax-Sensitive Short Duration Fund : FGNSX

This semi-annual shareholder report contains information about Strategic Advisers® Tax-Sensitive Short Duration Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Tax-Sensitive Short Duration Fund	$ 4	0.07%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$3,610,660,619
Number of Holdings	1,410
Portfolio Turnover	75%
What did the Fund invest in?
(as of November 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	17.9
Other	14.5
Health Care	10.1
Transportation	9.2
Housing	6.4
Synthetics	6.0
Electric Utilities	5.7
Others(Individually Less Than 5%)	30.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	11.2
Illinois	7.4
New York	4.2
Georgia	4.2
Florida	3.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915120.100    3058-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Strategic Advisers® Short Duration Fund Strategic Advisers® Short Duration Fund : FAUDX

This semi-annual shareholder report contains information about Strategic Advisers® Short Duration Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Short Duration Fund	$ 2	0.04%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$4,409,384,045
Number of Holdings	1,218
Portfolio Turnover	67%
What did the Fund invest in?
(as of November 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
PIMCO Short-Term Fund Institutional Class	11.6
JPMorgan Ultra-Short Income ETF	10.6
Baird Ultra Short Bond Fund Institutional Class	8.8
US Treasury Notes	7.8
T. Rowe Price Ultra Short-Term Bond Fund	7.4
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	5.6
Baird Short-Term Bond Fund Institutional Class	3.8
US Treasury Bill	3.4
iShares Ultra Short-Term Bond Active ETF	3.3
iShares 1-3 Year Treasury Bond ETF	2.6
64.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915119.100    2387-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Strategic Advisers® Alternatives Fund Strategic Advisers® Alternatives Fund : FSLTX

This semi-annual shareholder report contains information about Strategic Advisers® Alternatives Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Alternatives Fund	$ 7	0.13%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,238,501,299
Number of Holdings	1,196
Portfolio Turnover	89%
What did the Fund invest in?
(as of November 30, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	60.0
Swaps	58.5
Forward Foreign Currency Contracts	26.7

ASSET ALLOCATION (% of Fund's Total Exposure)

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Convertible Arbitrage Fund	14.4
BlackRock Systematic Multi-Strategy Fund Investor A Shares	10.4
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	9.8
BlackRock Global Equity Market Neutral Fund A Shares	8.2
Absolute Convertible Arbitrage Fund Investor Shares	7.2
Stone Ridge Diversified Alternatives Fund Class I	7.0
First Trust Merger Arbitrage Fund Class I	6.6
The Merger Fund Class A	6.2
Federated Hermes MDT Market Neutral Fund A Shares	6.2
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4
81.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915143.100    6570-TSRS-0125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Short Duration Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 18.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 4.1% 2/15/28	340,000	334,966
KT Corp.:
4% 8/8/25 (b)	1,525,000	1,515,505
4.125% 2/2/28 (b)	900,000	886,407
NBN Co. Ltd. 1.45% 5/5/26 (b)	1,765,000	1,686,332
NTT Finance Corp. 4.239% 7/25/25 (b)	235,000	234,319
SBA Tower Trust 4.831% 10/15/29 (b)	2,245,000	2,204,536
		6,862,065
Entertainment - 0.1%
Take-Two Interactive Software, Inc.:
3.55% 4/14/25	340,000	338,118
5% 3/28/26	1,375,000	1,379,813
		1,717,931
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	1,034,000	1,033,446
6.15% 11/10/26	435,000	444,204
COX Communications, Inc.:
3.35% 9/15/26 (b)	345,000	335,756
3.5% 8/15/27 (b)	350,000	339,190
3.85% 2/1/25 (b)	240,000	239,357
Warnermedia Holdings, Inc. 3.638% 3/15/25	3,000,000	2,987,392
		5,379,345
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
2.95% 3/15/25	1,305,000	1,297,121
3.2% 3/15/27	1,790,000	1,730,471
5% 2/15/29	1,025,000	1,029,749
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	3,455,000	3,359,783
3.5% 4/15/25	5,150,000	5,122,845
5.375% 4/15/27	2,000,000	2,005,436
		14,545,405
TOTAL COMMUNICATION SERVICES		28,504,746
CONSUMER DISCRETIONARY - 2.0%
Automobile Components - 0.0%
Aptiv PLC / Aptiv Global Financing DAC 4.65% 9/13/29	555,000	543,293
Automobiles - 1.4%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.3035% 6/13/25 (c)(d)	3,000,000	3,001,874
4.9% 3/12/27	1,500,000	1,512,950
4.95% 1/9/26	2,308,000	2,316,255
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.800% 5.3849% 8/13/26 (b)(c)(d)	3,000,000	3,018,197
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.6202% 4/1/25 (b)(c)(d)	7,500,000	7,514,837
4.6% 8/13/27 (b)	1,965,000	1,962,462
General Motors Financial Co., Inc.:
2.75% 6/20/25	2,000,000	1,975,771
2.9% 2/26/25	2,035,000	2,024,232
3.8% 4/7/25	4,000,000	3,981,357
5.35% 7/15/27	1,155,000	1,169,677
5.4% 4/6/26	2,495,000	2,512,266
5.4% 5/8/27	420,000	425,707
5.55% 7/15/29	345,000	352,704
Hyundai Capital America:
5.25% 1/8/27 (b)	675,000	681,585
5.45% 6/24/26 (b)	2,000,000	2,016,764
5.5% 3/30/26 (b)	935,000	942,023
5.6% 3/30/28 (b)	580,000	592,279
5.8% 6/26/25 (b)	5,000,000	5,024,028
6.25% 11/3/25 (b)	440,000	444,897
Hyundai Capital Services, Inc. 2.125% 4/24/25 (b)	380,000	375,777
Mercedes-Benz Finance North America LLC:
4.8% 3/30/26 (b)	670,000	670,867
4.8% 1/11/27 (b)	2,040,000	2,046,156
4.95% 3/30/25 (b)	5,000,000	4,999,978
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 5.6385% 8/14/26 (b)(c)(d)	2,956,000	2,962,821
3.95% 6/6/25 (b)	760,000	756,138
4.85% 8/15/27 (b)	1,375,000	1,365,816
5.4% 3/20/26 (b)	2,000,000	2,008,506
5.7% 9/12/26 (b)	565,000	571,092
5.8% 9/12/25 (b)	5,660,000	5,701,215
6% 11/16/26 (b)	650,000	660,513
		63,588,744
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	410,000	407,865
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC:
4.6% 5/1/28 (b)	1,205,000	1,204,004
5% 2/15/29 (b)	505,000	512,522
		1,716,526
Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants, Inc. 4.35% 10/15/27	1,120,000	1,108,467
Marriott International, Inc.:
3.125% 6/15/26	1,445,000	1,411,148
3.75% 3/15/25	180,000	179,348
5.45% 9/15/26	325,000	329,594
5.75% 5/1/25	190,000	190,455
Sands China Ltd. 3.8% 1/8/26	1,300,000	1,274,262
Starbucks Corp.:
3.5% 3/1/28	445,000	432,293
4% 11/15/28	315,000	308,749
4.75% 2/15/26	765,000	767,022
		6,001,338
Household Durables - 0.0%
Mohawk Industries, Inc. 5.85% 9/18/28	520,000	537,613
Leisure Products - 0.1%
Mattel, Inc.:
3.375% 4/1/26 (b)	1,035,000	1,008,444
5.875% 12/15/27 (b)	1,075,000	1,077,623
		2,086,067
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 5.9% 3/9/26	800,000	805,307
AutoZone, Inc.:
3.625% 4/15/25	485,000	482,551
6.25% 11/1/28	630,000	664,783
Lowe's Companies, Inc.:
1.7% 9/15/28	215,000	193,452
3.35% 4/1/27	345,000	335,712
4.4% 9/8/25	1,200,000	1,197,324
4.8% 4/1/26	635,000	636,738
O'Reilly Automotive, Inc. 5.75% 11/20/26	2,298,000	2,343,909
Ross Stores, Inc.:
0.875% 4/15/26	1,010,000	958,781
4.6% 4/15/25	2,175,000	2,172,616
The Home Depot, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.1528% 12/24/25 (c)(d)	2,335,000	2,339,619
		12,130,792
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.:
2.4% 4/23/25	1,986,000	1,961,537
2.8% 4/23/27	1,025,000	965,697
		2,927,234
TOTAL CONSUMER DISCRETIONARY		89,939,472
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC 1.5% 1/15/27 (b)	475,000	444,501
Heineken NV 3.5% 1/29/28 (b)	4,003,000	3,886,650
Pernod Ricard SA 3.25% 6/8/26 (b)	1,375,000	1,346,215
		5,677,366
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp.:
3.875% 4/15/27	373,000	365,140
4.125% 5/1/28	1,279,000	1,250,386
4.625% 11/1/27	620,000	616,982
5.2% 7/5/28	584,000	588,385
Dollar Tree, Inc. 4% 5/15/25	3,000,000	2,985,562
Kroger Co.:
2.65% 10/15/26	812,000	782,615
3.7% 8/1/27	203,000	198,607
4.6% 8/15/27	368,000	369,618
Mars, Inc. 4.55% 4/20/28 (b)	1,660,000	1,659,418
Mondelez International Holdings Netherlands BV 4.25% 9/15/25 (b)	745,000	742,073
		9,558,786
Food Products - 0.1%
Campbell Soup Co. 5.3% 3/20/26	579,000	582,768
Mondelez International, Inc. 2.625% 3/17/27	815,000	780,999
Viterra Finance BV:
2% 4/21/26 (b)	515,000	492,668
4.9% 4/21/27 (b)	1,230,000	1,222,069
		3,078,504
Tobacco - 0.4%
Altria Group, Inc.:
2.35% 5/6/25	3,000,000	2,967,355
2.625% 9/16/26	855,000	825,646
BAT International Finance PLC:
1.668% 3/25/26	2,985,000	2,866,575
4.448% 3/16/28	1,985,000	1,968,706
Imperial Brands Finance PLC 4.25% 7/21/25 (b)	1,061,000	1,055,563
Philip Morris International, Inc.:
4.75% 2/12/27	1,375,000	1,380,936
4.875% 2/13/26	800,000	802,634
5% 11/17/25	500,000	502,162
Reynolds American, Inc. 4.45% 6/12/25	5,000,000	4,990,370
		17,359,947
TOTAL CONSUMER STAPLES		35,674,603
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
6297782 LLC 4.911% 9/1/27 (b)	740,000	739,224
Canadian Natural Resources Ltd. 2.05% 7/15/25	1,930,000	1,896,418
Columbia Pipeline Group, Inc. 4.5% 6/1/25	3,000,000	2,989,000
Columbia Pipelines Holding Co. LLC 6.055% 8/15/26 (b)	150,000	152,412
DCP Midstream Operating LP 5.375% 7/15/25	1,510,000	1,512,506
Diamondback Energy, Inc. 5.2% 4/18/27	525,000	531,739
Enbridge, Inc.:
2.5% 1/15/25	1,115,000	1,111,497
2.5% 2/14/25	615,000	611,722
5.9% 11/15/26	400,000	408,434
6% 11/15/28	325,000	340,545
Energy Transfer LP:
2.9% 5/15/25	255,000	252,565
5.25% 7/1/29	645,000	654,568
5.625% 5/1/27 (b)	2,000,000	2,005,006
6.05% 12/1/26	1,885,000	1,927,861
EQT Corp. 3.125% 5/15/26 (b)	1,715,000	1,668,152
Gray Oak Pipeline LLC 2.6% 10/15/25 (b)	385,000	376,935
Marathon Petroleum Corp. 4.7% 5/1/25	3,000,000	2,996,511
MPLX LP 4.875% 6/1/25	3,000,000	2,999,906
Occidental Petroleum Corp.:
5% 8/1/27	655,000	656,864
5.2% 8/1/29	465,000	466,613
5.875% 9/1/25	1,120,000	1,124,182
ONEOK, Inc.:
4.25% 9/24/27	1,570,000	1,553,392
5.55% 11/1/26	990,000	1,002,975
Ovintiv, Inc.:
5.375% 1/1/26	461,000	462,305
5.65% 5/15/25	760,000	762,315
Phillips 66 Co. 3.85% 4/9/25	3,000,000	2,987,714
Pioneer Natural Resources Co. 5.1% 3/29/26	842,000	848,123
Sabine Pass Liquefaction LLC 5.625% 3/1/25	374,000	374,237
The Williams Companies, Inc.:
4.8% 11/15/29	670,000	669,353
5.4% 3/2/26	2,140,000	2,155,453
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	3,000,000	3,080,733
Western Midstream Operating LP 4.65% 7/1/26	2,000,000	1,988,138
Woodside Finance Ltd. 3.7% 9/15/26 (b)	487,000	476,375
		41,783,773
FINANCIALS - 9.2%
Banks - 5.3%
Banco del Estado de Chile 2.704% 1/9/25 (b)	665,000	661,010
Banco Santander Mexico SA 5.375% 4/17/25 (Reg. S)	2,050,000	2,048,586
Banco Santander SA:
3.496% 3/24/25	1,400,000	1,393,763
5.552% 3/14/28 (c)	800,000	809,288
Bank of America Corp.:
1.319% 6/19/26 (c)	4,500,000	4,414,805
1.658% 3/11/27 (c)	3,100,000	2,978,884
1.734% 7/22/27 (c)	765,000	728,040
2.015% 2/13/26 (c)	4,400,000	4,373,596
3.384% 4/2/26 (c)	5,445,000	5,416,947
5.08% 1/20/27 (c)	645,000	646,837
Bank of Montreal:
0.949% 1/22/27 (c)	3,200,000	3,064,747
3.7% 6/7/25	1,490,000	1,482,277
4.567% 9/10/27 (c)	2,804,000	2,798,510
5.92% 9/25/25	5,000,000	5,049,462
Banque Federative du Credit Mutuel SA:
0.998% 2/4/25 (b)	1,145,000	1,137,348
4.935% 1/26/26 (b)	650,000	651,111
Barclays PLC:
2.852% 5/7/26 (c)	5,300,000	5,249,305
5.304% 8/9/26 (c)	3,000,000	3,005,072
7.325% 11/2/26 (c)	4,145,000	4,228,516
BNP Paribas SA 2.219% 6/9/26 (b)(c)	2,000,000	1,970,228
BPCE SA:
1.652% 10/6/26 (b)(c)	4,500,000	4,373,173
4.5% 3/15/25 (b)	1,915,000	1,909,334
CaixaBank SA 6.684% 9/13/27 (b)(c)	1,530,000	1,572,696
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.940% 5.7022% 4/7/25 (c)(d)	5,000,000	5,012,843
3.945% 8/4/25	1,935,000	1,925,332
Citibank NA 4.929% 8/6/26	3,000,000	3,016,020
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.4004% 1/25/26 (c)(d)	10,000,000	10,005,090
3.106% 4/8/26 (c)	2,000,000	1,987,638
4.4% 6/10/25	355,000	354,059
5.174% 2/13/30 (c)	710,000	717,627
Commonwealth Bank of Australia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.0403% 11/27/26 (b)(c)(d)	3,000,000	2,998,818
Cooperatieve Rabobank UA/NY 4.333% 8/28/26	5,100,000	5,091,033
Danske Bank A/S:
4.613% 10/2/30 (b)(c)	770,000	757,018
5.427% 3/1/28 (b)(c)	730,000	739,297
6.259% 9/22/26 (b)(c)	5,700,000	5,756,042
6.466% 1/9/26 (b)(c)	5,260,000	5,266,441
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	2,000,000	1,904,313
5.896% 10/9/26 (b)(c)	3,100,000	3,124,228
Fifth Third Bancorp 4.895% 9/6/30 (c)	320,000	318,639
HDFC Bank Ltd. 5.686% 3/2/26 (Reg. S)	1,600,000	1,613,472
HSBC Holdings PLC:
1.645% 4/18/26 (c)	2,600,000	2,567,316
2.099% 6/4/26 (c)	5,500,000	5,420,722
2.999% 3/10/26 (c)	5,100,000	5,071,259
5.13% 11/19/28 (c)	1,220,000	1,225,270
5.597% 5/17/28 (c)	1,045,000	1,059,987
7.336% 11/3/26 (c)	2,000,000	2,042,473
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 5.6102% 4/22/27 (c)(d)	747,000	751,118
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.0221% 4/26/26 (c)(d)	5,000,000	5,021,638
1.578% 4/22/27 (c)	3,200,000	3,061,945
2.005% 3/13/26 (c)	2,000,000	1,984,299
2.083% 4/22/26 (c)	3,870,000	3,828,467
4.08% 4/26/26 (c)	1,710,000	1,703,958
4.979% 7/22/28 (c)	800,000	805,194
5.04% 1/23/28 (c)	710,000	714,232
5.546% 12/15/25 (c)	5,000,000	5,000,487
Lloyds Banking Group PLC:
2.438% 2/5/26 (c)	1,340,000	1,333,730
4.716% 8/11/26 (c)	2,000,000	1,994,910
5.462% 1/5/28 (c)	800,000	809,068
5.985% 8/7/27 (c)	2,000,000	2,032,870
Mizuho Financial Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 5.5301% 5/22/26 (c)(d)	5,000,000	5,015,495
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.4176% 10/15/27 (c)(d)	3,000,000	3,001,797
4.754% 4/21/26	775,000	776,999
National Bank of Canada 4.5% 10/10/29	1,200,000	1,182,965
NatWest Group PLC 7.472% 11/10/26 (c)	3,000,000	3,067,110
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.2409% 3/22/25 (b)(c)(d)	4,248,000	4,263,306
3.479% 3/22/25 (b)	355,000	353,540
PNC Financial Services Group, Inc.:
4.758% 1/26/27 (c)	4,020,000	4,018,618
5.102% 7/23/27 (c)	3,000,000	3,016,778
5.812% 6/12/26 (c)	345,000	346,843
PT Bank Mandiri (Persero) Tbk 5.5% 4/4/26 (Reg. S)	1,900,000	1,904,750
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)	2,000,000	1,973,500
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.4526% 10/18/27 (c)(d)	3,100,000	3,103,379
5.069% 7/23/27 (c)	3,500,000	3,521,978
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	760,000	721,123
4.5% 7/17/25	5,000,000	4,981,245
6.124% 5/31/27 (c)	160,000	162,391
Societe Generale:
2.226% 1/21/26 (b)(c)	2,000,000	1,990,903
5.519% 1/19/28 (b)(c)	1,695,000	1,707,167
Standard Chartered PLC:
4.3% 2/19/27 (b)	327,000	320,940
5.688% 5/14/28 (b)(c)	780,000	791,741
State Bank of India 1.8% 7/13/26 (Reg. S)	1,850,000	1,760,728
The Toronto-Dominion Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.2288% 10/10/25 (c)(d)	4,000,000	4,015,166
Truist Financial Corp. 6.047% 6/8/27 (c)	3,000,000	3,052,638
U.S. Bancorp:
4.548% 7/22/28 (c)	1,070,000	1,064,800
5.727% 10/21/26 (c)	3,415,000	3,440,582
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.0264% 4/25/26 (c)(d)	6,000,000	6,023,222
2.188% 4/30/26 (c)	2,840,000	2,808,905
3.196% 6/17/27 (c)	3,200,000	3,121,646
3.908% 4/25/26 (c)	1,460,000	1,454,340
4.54% 8/15/26 (c)	1,055,000	1,052,520
Wells Fargo Bank NA 5.55% 8/1/25	3,000,000	3,016,121
		234,013,624
Capital Markets - 1.8%
Athene Global Funding:
1.608% 6/29/26 (b)	2,700,000	2,565,139
1.716% 1/7/25 (b)	2,405,000	2,397,692
4.86% 8/27/26 (b)	2,885,000	2,879,144
5.349% 7/9/27 (b)	860,000	867,779
5.62% 5/8/26 (b)	3,100,000	3,129,411
5.684% 2/23/26 (b)	6,320,000	6,371,393
Bank of New York Mellon Corp. 4.947% 4/26/27 (c)	920,000	923,984
Bank of New York, New York 5.148% 5/22/26 (c)	660,000	661,092
Charles Schwab Corp.:
2.45% 3/3/27	1,489,000	1,423,230
3.2% 3/2/27	375,000	364,236
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	3,200,000	3,111,397
6.119% 7/14/26 (c)	2,000,000	2,014,261
7.146% 7/13/27 (c)	3,000,000	3,097,807
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (c)	3,100,000	2,984,829
3.5% 4/1/25	1,005,000	1,000,627
4.482% 8/23/28 (c)	735,000	729,250
5.798% 8/10/26 (c)	700,000	704,564
LPL Holdings, Inc.:
5.7% 5/20/27	1,163,000	1,182,209
6.75% 11/17/28	325,000	344,525
Morgan Stanley:
2.188% 4/28/26 (c)	4,600,000	4,550,282
2.63% 2/18/26 (c)	1,070,000	1,064,790
4.679% 7/17/26 (c)	4,700,000	4,693,963
6.138% 10/16/26 (c)	3,000,000	3,033,787
NASDAQ, Inc. 5.65% 6/28/25	651,000	653,850
Northern Trust Corp. 3.95% 10/30/25	545,000	541,934
S&P Global, Inc. 2.45% 3/1/27	2,215,000	2,119,872
State Street Bank & Trust Co., Boston U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.0345% 11/25/26 (c)(d)	1,935,000	1,935,728
State Street Corp.:
2.901% 3/30/26 (c)	2,000,000	1,986,899
4.33% 10/22/27	2,545,000	2,535,098
4.857% 1/26/26 (c)	405,000	404,894
5.104% 5/18/26 (c)	635,000	635,922
5.272% 8/3/26	1,155,000	1,168,555
UBS AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.8331% 2/21/25 (c)(d)	5,000,000	5,011,474
UBS Group AG:
1.494% 8/10/27 (b)(c)	375,000	353,915
2.193% 6/5/26 (b)(c)	4,300,000	4,238,100
4.488% 5/12/26 (b)(c)	4,470,000	4,458,795
6.327% 12/22/27 (b)(c)	2,080,000	2,137,002
6.373% 7/15/26 (b)(c)	2,000,000	2,015,824
		80,293,253
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.45% 10/1/25	2,000,000	1,994,076
6.1% 1/15/27	695,000	712,227
6.45% 4/15/27	1,551,000	1,606,965
Ally Financial, Inc. 5.8% 5/1/25	3,000,000	3,005,634
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 5.8563% 3/4/25 (c)(d)	8,000,000	8,008,359
5.043% 7/26/28 (c)	710,000	715,344
5.098% 2/16/28 (c)	380,000	382,730
5.532% 4/25/30 (c)	845,000	868,125
6.338% 10/30/26 (c)	2,654,000	2,691,470
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,400,000	1,391,371
4.985% 7/24/26 (c)	3,885,000	3,883,802
6.312% 6/8/29 (c)	415,000	431,106
7.149% 10/29/27 (c)	410,000	426,498
Ford Motor Credit Co. LLC:
5.125% 6/16/25	1,405,000	1,404,059
5.125% 11/5/26	780,000	778,377
5.8% 3/5/27	835,000	845,506
John Deere Capital Corp.:
4.9% 6/11/27	2,360,000	2,388,820
4.95% 3/6/26	1,300,000	1,307,531
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.2018% 4/10/26 (c)(d)	3,100,000	3,100,814
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 5.3882% 8/7/26 (c)(d)	3,031,000	3,049,977
3.05% 3/22/27	640,000	621,002
4.35% 10/8/27	1,605,000	1,600,556
4.55% 8/7/26	1,215,000	1,216,624
		42,430,973
Financial Services - 0.6%
CNH Industrial Capital LLC:
1.45% 7/15/26	2,200,000	2,088,163
5.45% 10/14/25	2,800,000	2,816,520
Corebridge Financial, Inc. 3.5% 4/4/25	5,900,000	5,870,395
Corebridge Global Funding:
4.65% 8/20/27 (b)	415,000	414,663
5.2% 1/12/29 (b)	325,000	329,515
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc.:
3.663% 5/15/45 (b)	1,940,000	1,925,725
4.241% 7/15/48 (b)	290,000	280,136
Fiserv, Inc. 5.15% 3/15/27	1,805,000	1,826,776
Korea Housing Finance Corp. 4.625% 2/24/28 (b)	1,600,000	1,602,968
PayPal Holdings, Inc.:
2.65% 10/1/26	1,295,000	1,252,903
2.85% 10/1/29	1,504,000	1,392,548
Penske Truck Leasing Co. LP / PTL Finance Corp.:
1.7% 6/15/26 (b)	295,000	281,001
3.95% 3/10/25 (b)	660,000	657,908
5.35% 1/12/27 (b)	335,000	338,314
5.75% 5/24/26 (b)	2,170,000	2,195,248
The Western Union Co. 2.85% 1/10/25	2,365,000	2,359,584
		25,632,367
Insurance - 0.5%
Brighthouse Financial Global Funding:
1.55% 5/24/26 (b)	250,000	237,878
1.75% 1/13/25 (b)	250,000	249,001
CNO Global Funding:
1.65% 1/6/25 (b)	1,300,000	1,295,789
1.75% 10/7/26 (b)	1,360,000	1,282,979
Equitable Financial Life Global Funding:
1% 1/9/26 (b)	355,000	340,756
1.4% 7/7/25 (b)	116,000	113,686
1.7% 11/12/26 (b)	460,000	434,407
Health Care Service Corp.:
1.5% 6/1/25 (b)	1,800,000	1,770,014
5.2% 6/15/29 (b)	585,000	596,302
Jackson National Life Global Funding:
1.75% 1/12/25 (b)	1,145,000	1,140,731
5.55% 7/2/27 (b)	715,000	726,551
5.6% 4/10/26 (b)	1,220,000	1,229,569
Marsh & McLennan Companies, Inc.:
3.75% 3/14/26	170,000	168,445
4.55% 11/8/27	1,540,000	1,544,043
MassMutual Global Funding II 5.1% 4/9/27 (b)	2,030,000	2,058,892
Northwestern Mutual Global Funding 4.35% 9/15/27 (b)	845,000	842,990
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 5.7617% 3/28/25 (b)(c)(d)	7,500,000	7,517,634
3.218% 3/28/25 (b)	715,000	711,543
Reinsurance Group of America, Inc. 3.95% 9/15/26	865,000	853,227
		23,114,437
TOTAL FINANCIALS		405,484,654
HEALTH CARE - 1.1%
Biotechnology - 0.1%
AbbVie, Inc. 2.95% 11/21/26	2,215,000	2,151,284
Amgen, Inc. 5.25% 3/2/25	3,000,000	3,002,163
CSL Finance PLC 3.85% 4/27/27 (b)	395,000	386,813
		5,540,260
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.:
3.734% 12/15/24	1,055,000	1,054,350
4.693% 2/13/28	1,325,000	1,329,102
6.7% 12/1/26	731,000	757,143
Solventum Corp. 5.45% 2/25/27 (b)	2,010,000	2,035,090
Stryker Corp. 4.25% 9/11/29	900,000	888,201
		6,063,886
Health Care Providers & Services - 0.6%
Centene Corp. 4.625% 12/15/29	810,000	776,611
CVS Health Corp.:
1.3% 8/21/27	2,175,000	1,980,881
2.875% 6/1/26	733,000	712,173
3% 8/15/26	415,000	402,382
5% 2/20/26	2,090,000	2,092,456
Elevance Health, Inc.:
2.375% 1/15/25	410,000	408,691
3.35% 12/1/24	5,000,000	5,000,000
5.35% 10/15/25	305,000	306,411
HCA Holdings, Inc.:
3.125% 3/15/27	1,140,000	1,098,006
5.375% 2/1/25	3,575,000	3,574,543
5.625% 9/1/28	2,100,000	2,144,578
5.875% 2/15/26	5,665,000	5,709,038
Highmark, Inc. 1.45% 5/10/26 (b)	435,000	412,124
Humana, Inc.:
1.35% 2/3/27	120,000	111,583
4.5% 4/1/25	1,205,000	1,203,362
5.75% 3/1/28	300,000	307,364
ICON Investments Six Designated Activity 5.809% 5/8/27	1,490,000	1,518,663
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	183,626
		27,942,492
Health Care Technology - 0.0%
IQVIA, Inc. 6.25% 2/1/29	440,000	458,982
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	2,000,000	1,982,780
Perrigo Finance PLC 3.9% 12/15/24	661,000	659,334
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,230,000	1,211,005
Viatris, Inc. 2.3% 6/22/27	736,000	690,528
Zoetis, Inc.:
3% 9/12/27	2,109,000	2,027,177
5.4% 11/14/25	920,000	925,557
		7,496,381
TOTAL HEALTH CARE		47,502,001
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems PLC 5% 3/26/27 (b)	840,000	846,179
Huntington Ingalls Industries, Inc. 5.353% 1/15/30	330,000	332,840
The Boeing Co.:
2.196% 2/4/26	2,795,000	2,701,132
4.875% 5/1/25	3,000,000	2,996,443
6.259% 5/1/27 (b)	1,695,000	1,736,938
		8,613,532
Air Freight & Logistics - 0.0%
FedEx Corp. 3.25% 4/1/26	1,235,000	1,213,625
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	259,000	257,457
Owens Corning:
3.4% 8/15/26	517,000	505,400
5.5% 6/15/27	690,000	703,537
		1,466,394
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp. 5.643% 3/13/27 (b)	660,000	671,307
HPHT Finance (21) (II) Ltd. 1.5% 9/17/26 (Reg. S)	650,000	611,698
		1,283,005
Electrical Equipment - 0.1%
Regal Rexnord Corp. 6.05% 2/15/26	2,270,000	2,292,327
Ground Transportation - 0.2%
Canadian Pacific Railway Co.:
1.35% 12/2/24	7,739,000	7,739,000
1.75% 12/2/26	580,000	548,145
Uber Technologies, Inc. 4.5% 8/15/29 (b)	1,842,000	1,795,378
		10,082,523
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd. 3.5% 3/21/26	1,842,000	1,814,569
Machinery - 0.3%
Caterpillar Financial Services Corp. 4.6% 11/15/27	2,205,000	2,213,895
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	9,065,000	9,056,044
5% 1/15/27 (b)	325,000	326,602
5.125% 9/25/27 (b)	690,000	696,199
5.15% 1/16/26 (b)	275,000	275,993
5.2% 1/17/25 (b)	355,000	355,123
Fortive Corp. 3.15% 6/15/26	888,000	866,767
Otis Worldwide Corp. 2.056% 4/5/25	1,000,000	990,124
		14,780,747
Passenger Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	267,392	263,638
Trading Companies & Distributors - 0.1%
GATX Corp.:
3.25% 3/30/25	1,793,000	1,782,099
3.25% 9/15/26	455,000	443,107
3.85% 3/30/27	284,000	278,087
5.4% 3/15/27	1,170,000	1,185,745
		3,689,038
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	2,010,000	1,938,836
2.875% 2/15/25 (b)	980,000	973,763
5.75% 3/1/29 (b)	685,000	701,117
6.375% 5/4/28 (b)	300,000	311,385
		3,925,101
TOTAL INDUSTRIALS		49,424,499
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.:
2.05% 3/1/25	910,000	903,149
4.75% 3/30/26	340,000	340,230
5.05% 4/5/27	1,030,000	1,041,350
Dell International LLC/EMC Corp. 6.02% 6/15/26	3,000,000	3,045,908
		5,330,637
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5.1% 3/1/30	325,000	323,655
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC 5.9% 1/25/30 (b)	330,000	336,070
Intel Corp.:
3.4% 3/25/25	1,675,000	1,666,760
3.75% 8/5/27	655,000	638,145
4% 8/5/29	715,000	690,195
4.875% 2/10/28	222,000	222,407
Micron Technology, Inc.:
4.185% 2/15/27	165,000	163,016
4.975% 2/6/26	160,000	160,176
5.375% 4/15/28	935,000	952,675
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	1,520,000	1,503,797
3.15% 5/1/27	70,000	67,475
3.875% 6/18/26	2,565,000	2,533,989
4.4% 6/1/27	155,000	154,058
Qorvo, Inc. 1.75% 12/15/24	510,000	508,782
		9,597,545
Software - 0.2%
Atlassian Corp. PLC 5.25% 5/15/29	425,000	433,295
Cadence Design Systems, Inc. 4.2% 9/10/27	570,000	566,468
Fortinet, Inc. 1% 3/15/26	1,485,000	1,415,862
Oracle Corp.:
2.5% 4/1/25	4,000,000	3,967,683
2.95% 5/15/25	2,000,000	1,982,865
5.8% 11/10/25	510,000	514,895
Roper Technologies, Inc. 1% 9/15/25	235,000	228,415
Workday, Inc. 3.5% 4/1/27	525,000	512,950
		9,622,433
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.45% 9/25/26	1,481,000	1,474,585
TOTAL INFORMATION TECHNOLOGY		26,348,855
MATERIALS - 0.4%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 6.05% 3/15/25	659,000	659,942
FMC Corp.:
3.2% 10/1/26	535,000	518,421
3.45% 10/1/29	848,000	787,349
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	2,000,000	1,939,306
LYB International Finance III LLC 1.25% 10/1/25	942,000	915,070
MEGlobal BV 4.25% 11/3/26 (Reg. S)	1,850,000	1,810,688
MEGlobal Canada, Inc. 5% 5/18/25 (Reg. S)	1,350,000	1,345,154
Nutrien Ltd. 4.9% 3/27/28	400,000	402,949
Sherwin-Williams Co.:
4.25% 8/8/25	420,000	418,433
4.55% 3/1/28	895,000	895,388
		9,692,700
Containers & Packaging - 0.1%
Amcor Flexibles North America, Inc. 4% 5/17/25	1,055,000	1,049,793
Brambles U.S.A., Inc. 4.125% 10/23/25 (b)	2,100,000	2,084,378
Sonoco Products Co. 4.45% 9/1/26	530,000	526,797
		3,660,968
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5.25% 9/8/26	1,560,000	1,577,822
Newmont Corp. / Newcrest Finance Pty Ltd. 5.3% 3/15/26	450,000	452,929
Nucor Corp. 3.95% 5/23/25	525,000	522,808
POSCO 5.625% 1/17/26 (b)	1,375,000	1,384,943
Steel Dynamics, Inc. 2.8% 12/15/24	395,000	394,645
		4,333,147
TOTAL MATERIALS		17,686,815
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.:
1.6% 4/15/26	2,043,000	1,958,570
2.4% 3/15/25	665,000	659,996
3.55% 7/15/27	645,000	627,211
Crown Castle, Inc.:
1.05% 7/15/26	1,005,000	947,110
1.35% 7/15/25	3,100,000	3,033,717
2.9% 3/15/27	1,115,000	1,072,104
4.45% 2/15/26	905,000	901,234
5% 1/11/28	305,000	307,006
5.6% 6/1/29	515,000	529,890
Kilroy Realty LP 4.375% 10/1/25	755,000	750,589
Kite Realty Group Trust 4% 3/15/25	3,000,000	2,989,918
Realty Income Corp. 5.05% 1/13/26	230,000	229,677
Ventas Realty LP 2.65% 1/15/25	2,114,000	2,107,542
WP Carey, Inc. 4% 2/1/25	1,440,000	1,436,338
		17,550,902
Real Estate Management & Development - 0.0%
Essex Portfolio LP 3.375% 4/15/26	794,000	778,101
TOTAL REAL ESTATE		18,329,003
UTILITIES - 1.2%
Electric Utilities - 0.8%
American Electric Power Co., Inc. 5.2% 1/15/29	1,165,000	1,184,535
Appalachian Power Co. 3.3% 6/1/27	1,723,000	1,665,415
ENEL Finance International NV:
1.625% 7/12/26 (b)(e)	4,805,000	4,568,062
7.05% 10/14/25 (b)(e)	4,025,000	4,097,764
Eversource Energy 4.75% 5/15/26	2,000,000	2,000,088
Exelon Corp.:
3.4% 4/15/26	1,136,000	1,116,955
5.15% 3/15/29	380,000	386,013
FirstEnergy Corp. 3.9% 7/15/27 (e)	800,000	780,105
FirstEnergy Transmission LLC 4.55% 1/15/30 (b)	310,000	305,220
Georgia Power Co. 5.004% 2/23/27	315,000	318,540
Korea Electric Power Corp. 5.375% 4/6/26 (b)	1,750,000	1,762,341
Korea Hydro & Nuclear Power Co. Ltd. 1.25% 4/27/26 (b)	1,421,000	1,353,748
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	1,255,000	1,185,830
4.45% 6/20/25	1,050,000	1,047,608
5.749% 9/1/25	315,000	317,004
6.051% 3/1/25	420,000	421,176
Pacific Gas & Electric Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.950% 5.8548% 9/4/25 (c)(d)	4,100,000	4,109,098
3.15% 1/1/26	2,645,000	2,596,043
3.5% 6/15/25	1,455,000	1,442,692
Southern California Edison Co.:
4.4% 9/6/26	1,915,000	1,908,698
5.35% 3/1/26	1,790,000	1,804,752
Southern Co. 5.113% 8/1/27 (e)	705,000	714,307
Vistra Operations Co. LLC:
5.05% 12/30/26 (b)(f)	1,161,000	1,162,682
5.125% 5/13/25 (b)	465,000	464,699
		36,713,375
Gas Utilities - 0.1%
Southern California Gas Co. 2.95% 4/15/27	815,000	785,926
The East Ohio Gas Co. 1.3% 6/15/25 (b)	2,069,000	2,029,721
		2,815,647
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC:
3.25% 6/1/25	3,000,000	2,972,808
5.6% 3/1/28	520,000	534,737
The AES Corp. 3.3% 7/15/25 (b)	820,000	810,065
		4,317,610
Multi-Utilities - 0.2%
Dominion Energy, Inc.:
1.45% 4/15/26	2,000,000	1,912,684
3.3% 3/15/25	5,000,000	4,976,126
DTE Energy Co. 4.95% 7/1/27	600,000	603,897
Engie SA 5.25% 4/10/29 (b)	385,000	391,883
NiSource, Inc. 5.25% 3/30/28	210,000	213,725
Sempra:
3.3% 4/1/25	760,000	755,978
5.4% 8/1/26	330,000	333,533
		9,187,826
TOTAL UTILITIES		53,034,458
TOTAL NONCONVERTIBLE BONDS (Cost $811,170,280)		813,712,879

U.S. Treasury Obligations - 11.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.29% to 5.25% 1/2/25 to 11/28/25	153,122,600	149,274,600
U.S. Treasury Notes:
3.5% 9/30/26 (g)	68,005,000	67,157,594
3.75% 8/31/26	42,390,000	42,047,237
4.125% 10/31/26	51,075,000	51,003,176
4.375% 7/31/26	41,815,000	41,903,204
4.5% 11/15/25	120,725,800	120,860,674
5% 10/31/25	22,000,000	22,115,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $494,723,239)		494,361,985

U.S. Government Agency - Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.6%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 6.836% 7/1/35 (c)(d)	1,629	1,664
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 6.331% 12/1/35 (c)(d)	4,061	4,152
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.529% 8/1/37 (c)(d)	637	649
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 7.44% 5/1/38 (c)(d)	4,210	4,301
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.538% 5/1/38 (c)(d)	2,182	2,233
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.989% 4/1/38 (c)(d)	4,939	5,065
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 7.631% 8/1/38 (c)(d)	4,019	4,123
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 7.281% 5/1/38 (c)(d)	5,408	5,540
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.29% 12/1/36 (c)(d)	921	944
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.370% 6.768% 10/1/33 (c)(d)	14,248	14,320
2% 10/1/50 to 2/1/52	426,224	343,429
2.5% 1/1/52 to 1/1/54	1,552,750	1,305,966
3% 9/1/28 to 11/1/51	2,686,055	2,408,358
3.5% 11/1/26 to 7/1/50	578,616	534,718
4% 1/1/47 to 9/1/52	3,379,483	3,169,552
4.5% 5/1/41 to 1/1/50	960,851	942,303
5% 10/1/33 to 9/1/54	13,201,186	13,024,873
5.5% 1/1/25 to 3/1/54	3,365,224	3,397,679
6% to 6% 3/1/34 to 2/1/49	765,455	797,930
6.5% 7/1/32 to 12/1/32	33,280	34,446
TOTAL FANNIE MAE		26,002,245
Freddie Mac - 0.3%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 7.26% 6/1/38 (c)(d)	9,079	9,228
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.720% 7.597% 7/1/35 (c)(d)	2,479	2,522
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.108% 2/1/37 (c)(d)	1,548	1,580
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 7.606% 10/1/36 (c)(d)	5,789	5,897
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 7.03% 5/1/38 (c)(d)	4,645	4,740
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 7.232% 5/1/37 (c)(d)	2,007	2,048
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.291% 2/1/37 (c)(d)	1,455	1,489
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.940% 6.204% 12/1/36 (c)(d)	3,659	3,762
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.565% 11/1/36 (c)(d)	2,344	2,409
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.080% 6.582% 2/1/38 (c)(d)	9,526	9,778
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.558% 2/1/37 (c)(d)	2,372	2,439
U.S. TREASURY 1 YEAR INDEX + 2.340% 6.681% 11/1/34 (c)(d)	4,002	4,068
1.5% 2/1/36	641,572	564,013
2.5% 1/1/52 to 4/1/52	1,289,026	1,092,505
3% 11/1/34	156,763	149,081
3.5% 12/1/47 to 2/1/52	1,506,857	1,380,369
4% 12/1/49	116,020	109,849
4.5% 5/1/50 to 10/1/52	8,988,513	8,647,550
5% 12/1/41	207,366	209,348
5.5% 10/1/38	1,418	1,463
6% 9/1/34 to 9/1/35	48,416	50,239
7% 3/1/39	63,616	66,795
7.5% 6/1/38	56,384	59,530
TOTAL FREDDIE MAC		12,380,702
Ginnie Mae - 0.1%
6% 7/15/36	86,896	89,127
3% 9/20/47	862,928	771,638
3.5% 8/20/44 to 7/20/52	2,759,743	2,533,026
4% 3/20/48 to 10/20/52	1,201,584	1,133,257
4.5% 9/20/40 to 7/20/41	264,291	261,024
5% 12/20/34 to 5/20/48	415,206	418,096
5.5% 9/15/45 to 4/20/53	1,737,308	1,746,481
TOTAL GINNIE MAE		6,952,649
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $47,355,787)		45,335,596

Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust:
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	194,256	194,908
Series 2024-X2 Class A, 5.22% 12/17/29 (b)	2,720,000	2,720,877
Ally Auto Receivables Trust:
Series 2023-A:
Class B, 6.01% 1/17/34 (b)	140,474	141,103
Class C, 6.08% 1/17/34 (b)	281,270	285,233
Series 2024-1 Class A2, 5.32% 1/15/27	2,167,929	2,170,526
Ally Bank Midvale Utah:
Series 2024-A:
Class B, 5.827% 5/17/32 (b)	202,912	205,242
Class C, 6.022% 5/17/32 (b)	202,912	205,523
Series 2024-B:
Class A2, 4.97% 9/15/32 (b)	275,000	275,182
Class C, 5.215% 9/15/32 (b)	305,000	305,202
AmeriCredit Automobile Receivables Series 2023-1 Class C, 5.8% 12/18/28	625,000	637,030
AmeriCredit Automobile Receivables Trust:
Series 2020-3 Class C, 1.06% 8/18/26	160,817	159,609
Series 2021-1:
Class C, 0.89% 10/19/26	429,930	425,467
Class D, 1.21% 12/18/26	470,000	460,126
Series 2021-2 Class D, 1.29% 6/18/27	995,000	956,072
Series 2022-1 Class D, 3.23% 2/18/28	1,830,000	1,773,029
Amsr 2020-Sfr3 Trust Series 2020-SFR3 Class C, 2.056% 9/17/37 (b)	915,000	893,350
Amur Equipment Finance Receivables:
Series 2021-1A:
Class C, 1.75% 6/21/27 (b)	999,320	997,336
Class E, 4.13% 3/20/28 (b)	1,265,000	1,263,717
Series 2022-1A:
Class C, 2.37% 4/20/28 (b)	300,000	293,699
Class E, 5.02% 12/20/28 (b)	830,000	826,175
Series 2024-1A:
Class A2, 5.38% 1/21/31 (b)	280,528	282,769
Class C, 5.55% 1/21/31 (b)	220,000	223,198
Apidos CLO Series 2024-18A Class AR, CME Term SOFR 3 Month Index + 1.150% 5.7816% 10/22/30 (b)(c)(d)	1,019,312	1,020,841
Apidos Clo Xxv Series 2024-25A Class A1R2, CME Term SOFR 3 Month Index + 1.150% 5.7674% 10/20/31 (b)(c)(d)	1,289,997	1,291,403
Applebee's/IHOP Funding LLC Series 2019-1A Class A2II, 4.723% 6/5/49 (b)	970,200	951,411
Arbys Funding 2015-1A LLC Series 2020-1A Class A2, 3.237% 7/30/50 (b)	2,149,588	2,036,374
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 5.9259% 10/15/32 (b)(c)(d)	935,000	936,306
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 5.9675% 4/17/33 (b)(c)(d)	4,390,000	4,399,899
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (b)	1,133,000	1,141,505
Auxilior Term Funding 2024-1 L Series 2024-1A Class A3, 5.49% 7/15/31 (b)	485,000	491,598
Auxilior Term Funding LLC Series 2023-1A Class A2, 6.18% 12/15/28 (b)	975,277	985,995
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2020-1A Class A, 2.33% 8/20/26 (b)	540,000	533,178
Series 2022-5A Class C, 6.24% 4/20/27 (b)	300,000	300,901
Series 2024-2A Class C, 6.18% 10/20/27 (b)	210,000	210,479
Barings Clo Ltd. Series 2024-4A Class BR, CME Term SOFR 3 Month Index + 1.800% 6.4559% 10/15/30 (b)(c)(d)	1,525,000	1,526,728
Bayview Opportunity Master Fun Series 2024-CAR1 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 5.834% 12/26/31 (b)(c)(d)	363,070	363,615
Blue Owl Asset Leasing Trust 2 Series 2024-1A:
Class A2, 5.05% 3/15/29 (b)	1,050,000	1,050,702
Class B, 5.41% 3/15/30 (b)	240,000	240,338
BlueMountain CLO Ltd. Series 2024-3A Class A1R2, CME Term SOFR 3 Month Index + 1.200% 5.7235% 11/15/30 (b)(c)(d)	1,413,887	1,414,941
BMW Vehicle Lease Trust:
Series 2023-2 Class A2, 5.95% 8/25/25	143,358	143,472
Series 2024-1 Class A2A, 5.1% 7/27/26	1,519,284	1,522,155
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	668,776	669,854
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (b)	1,495,502	1,500,827
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (b)	684,487	669,412
Buckhorn Park Clo Ltd. Series 2024-1A Class ARR, CME Term SOFR 3 Month Index + 1.070% 5.6277% 7/18/34 (b)(c)(d)	2,500,000	2,500,000
Capital One Prime Auto Receiva:
Series 2023-2 Class A2A, 5.91% 10/15/26	2,361,063	2,369,646
Series 2024-1 Class A2A, 4.61% 10/15/27	2,570,000	2,570,993
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	201,882	201,932
Carmax Series 2023-3:
Class B, 5.47% 2/15/29	315,000	319,003
Class C, 5.61% 2/15/29	975,000	987,207
Class D, 6.44% 12/16/30	350,000	357,835
CarMax Auto Owner Trust:
Series 2020-4 Class D, 1.75% 4/15/27	540,000	539,250
Series 2023 2 Class A2A, 5.5% 6/15/26	340,666	341,007
Series 2023 2:
Class C, 5.57% 11/15/28	955,000	970,202
Class D, 6.55% 10/15/29	635,000	650,824
Carmax Auto Owner Trust:
Series 2024-1:
Class A2A, 5.3% 3/15/27	1,836,077	1,840,317
Class A4, 4.94% 8/15/29	265,000	267,530
Class C, 5.47% 8/15/29	505,000	510,008
Series 2024-2:
Class A2A, 5.65% 5/17/27	2,317,889	2,329,427
Class D, 6.42% 10/15/30	70,000	72,036
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	1,173,203	1,178,160
Carmax Auto Owner Trust 2024-3 Series 2024-3:
Class A2A, 5.21% 9/15/27	2,158,000	2,166,712
Class A4, 4.85% 1/15/30	200,000	201,408
Class D, 5.67% 1/15/31	255,000	256,830
Carmax Auto Owner Trust 2024-4 Series 2024-4 Class A2A, 4.67% 12/15/27	1,850,000	1,852,040
Carmax Select Receivables Trust Series 2024-A:
Class A2A, 5.78% 9/15/27	151,000	151,832
Class B, 5.35% 1/15/30	270,000	273,531
Class C, 5.62% 1/15/30	1,150,000	1,172,468
Carvana Auto Receivables Trust:
Series 2021-P4 Class B, 1.98% 2/10/28	445,000	418,454
Series 2022-N1 Class C, 3.32% 12/11/28 (b)	95,291	93,176
Series 2024-N2 Class B, 5.67% 9/10/30 (b)	815,000	825,938
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 5.8488% 7/27/30 (b)(c)(d)	127,586	127,583
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	178,610	176,053
Chase Auto Credit Linked Notes Series 2021-3 Class B, 0.76% 2/26/29 (b)	317,012	313,608
Chase Auto Owner Trust:
Series 2024-1A Class A2, 5.48% 4/26/27 (b)	1,441,787	1,446,524
Series 2024-4A Class A2, 5.25% 9/27/27 (b)	2,442,000	2,450,690
Chase Auto Owner Trust 24-3 Series 2024-3A Class A2, 5.53% 9/27/27 (b)	1,299,606	1,305,665
Chesapeake Funding II LLC:
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.1501% 4/15/33 (b)(c)(d)	47,601	47,600
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	1,236,698	1,243,594
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	244,078	247,452
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	465,544	470,078
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (b)	168,612	140,464
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	1,139,000	1,146,775
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	1,817,952	1,821,772
Series 2024-2 Class A2A, 5.54% 11/16/26 (b)	2,382,319	2,389,600
Cnh Equipment Trust:
Series 2024-25A Class D2, 5.23% 11/17/31	435,000	443,250
Series 2024-B Class A3, 5.19% 9/17/29	490,000	497,750
Crossroads Asset Trust Series 2024-A Class A2, 5.9% 8/20/30 (b)	415,000	419,927
Cyrusone Data Centers Issuer I Series 2024-2A Class A2, 4.5% 5/20/49 (b)	1,500,000	1,442,184
Daimler Trucks Retail Trust 20:
Series 2023-1 Class A2, 6.03% 9/15/25	232,355	232,620
Series 2024-1 Class A2, 5.6% 4/15/26	2,418,523	2,425,280
Dell Equipment Finance Trust 2:
Series 2023-3:
Class A2, 6.1% 4/23/29 (b)	1,101,785	1,105,863
Class D, 6.75% 10/22/29 (b)	100,000	102,112
Series 2024-1:
Class A2, 5.58% 3/22/30 (b)	1,950,000	1,957,152
Class D, 6.12% 9/23/30 (b)	195,000	198,292
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (b)	368,547	369,012
Dell Equipment Finance Trust 2024-2 Series 2024-2:
Class A2, 4.69% 8/22/30 (b)	1,824,000	1,825,887
Class B, 4.82% 8/22/30 (b)	105,000	104,830
Class D, 5.29% 2/24/31 (b)	865,000	866,139
Discover Card Execution Note Trust Series 2022-A1 Class A1, 1.96% 2/15/27	5,000,000	4,972,348
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	135,720	136,256
Class A3, 5.64% 2/22/28 (b)	660,000	670,158
DLLAD:
Series 2023-1A Class A2, 5.19% 4/20/26 (b)	484,913	485,282
Series 2024-1A Class A2, 5.5% 8/20/27 (b)	1,013,000	1,018,617
Dllmt 2023-1 LLC Series 2023-1A Class A2, 5.78% 11/20/25 (b)	587,093	588,081
DLLST Series 2024-1A:
Class A2, 5.33% 1/20/26 (b)	1,291,051	1,293,333
Class A3, 5.05% 8/20/27 (b)	245,000	245,844
Class A4, 4.93% 4/22/30 (b)	65,000	65,142
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/26	547,573	548,276
Driven Brands Funding LLC Series 2019-1A Class A2, 4.641% 4/20/49 (b)	708,211	698,590
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 Month Index + 1.650% 6.3059% 10/15/30 (b)(c)(d)	1,290,000	1,292,410
Dryden 68 CLO Ltd. Series 2024-68A Class ARR, CME Term SOFR 3 Month Index + 1.100% 0% 7/15/35 (b)(c)(d)	2,331,000	2,331,000
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.0091% 7/17/34 (b)(c)(d)	1,867,000	1,870,389
Elara Hgv Timeshare Issuer LLC Series 2023-A:
Class A, 6.16% 2/25/38 (b)	221,097	225,407
Class C, 7.3% 2/25/38 (b)	302,733	309,337
Enterprise Fleet Financing:
Series 2023-2 Class A2, 5.56% 4/22/30 (b)	1,019,417	1,027,085
Series 2024-2 Class A2, 5.74% 12/20/26 (b)	460,000	463,967
Enterprise Fleet Financing 202:
Series 2024-3:
Class A2, 5.31% 4/20/27 (b)	1,790,000	1,801,272
Class A3, 4.98% 8/21/28 (b)	295,000	297,432
Class A4, 5.06% 3/20/31 (b)	205,000	207,190
Series 2024-4:
Class A2, 4.69% 7/20/27 (b)	2,600,000	2,599,995
Class A4, 4.7% 6/20/31 (b)	830,000	829,673
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,557,044	1,584,530
Enterprise Fleet Financing LLC:
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	3,448	3,440
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	206,289	205,759
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	2,530,131	2,545,960
Exeter Automobile Receivables:
Series 2023-1A Class D, 6.69% 6/15/29	80,000	81,365
Series 2024-4A Class C, 5.48% 8/15/30	850,000	856,842
Finance of America Hecm Buyout 20 Series 2024-HB1 Class A1A, 4% 10/1/34 (b)	1,253,717	1,227,334
Firstkey Homes 2020-Sfr2 Series 2020-SFR2 Class D, 1.968% 10/19/37 (b)	1,100,000	1,064,033
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.5866% 7/15/36 (b)(c)(d)	2,797,000	2,805,486
Ford Credit Auto Lease Trust:
Series 2023-B:
Class A2A, 5.9% 2/15/26	343,460	343,714
Class B, 6.2% 2/15/27	250,000	253,590
Class C, 6.43% 4/15/27	575,000	585,919
Series 2024-A Class A2A, 5.24% 7/15/26	1,246,882	1,249,024
Ford Credit Auto Owner Trust:
Series 2020-1:
Class A, 2.04% 8/15/31 (b)	2,000,000	1,988,924
Class B, 2.29% 8/15/31 (b)	740,000	735,799
Series 2020-2 Class C, 1.74% 4/15/33 (b)	570,000	552,023
Series 2023-A Class B, 5.07% 1/15/29	1,495,000	1,507,114
Series 2023-B Class A2A, 5.57% 6/15/26	937,969	939,549
Ford Credit Auto Owner Trust 2 Series 2024-D Class A2A, 4.59% 10/15/27	1,690,000	1,691,281
Ford Credit Floorplan Master Owner Trust:
Series 2023-1:
Class C, 5.75% 5/15/28 (b)	405,000	407,759
Class D, 6.62% 5/15/28 (b)	750,000	758,986
Series 2024-1 Class B, 5.48% 4/15/29 (b)	550,000	556,922
Fordl 2023-A Series 2023-A Class C, 5.54% 12/15/26	1,445,000	1,449,064
FORDO Series 2024-B Class A2A, 5.4% 4/15/27	2,077,000	2,086,510
Fortress Credit Bsl Vii Ltd. Series 2024-1A:
Class A1R, CME Term SOFR 3 Month Index + 1.090% 5.6495% 7/23/32 (b)(c)(d)	630,000	630,083
Class A2R, CME Term SOFR 3 Month Index + 1.400% 5.9595% 7/23/32 (b)(c)(d)	980,000	980,174
Class BR, CME Term SOFR 3 Month Index + 1.650% 6.2095% 7/23/32 (b)(c)(d)	1,250,000	1,250,220
Fortress Credit Bsl Xv Ltd. Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.0324% 10/18/33 (b)(c)(d)	2,310,000	2,310,601
Freddie Mac STACR REMIC Trust Series 2023-HQA3 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 6.584% 11/25/43 (b)(c)(d)	273,844	277,009
GM Financial Automobile Leasing Trust:
Series 2023-1:
Class A3, 5.16% 4/20/26	1,907,133	1,909,581
Class C, 5.76% 1/20/27	955,000	959,374
Series 2024-2:
Class A2A, 5.43% 9/21/26	1,868,088	1,876,882
Class B, 5.56% 5/22/28	1,175,000	1,188,970
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	1,493,963	1,496,774
Gm Financial Consumer Automobile Re:
Series 2023-1 Class A2A, 5.19% 3/16/26	39,873	39,882
Series 2023-3 Class A2A, 5.74% 9/16/26	626,732	628,093
Series 2024-4 Class A2A, 4.53% 10/18/27	2,253,000	2,252,626
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	310,570	310,665
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A, 5.89% 11/16/26	1,456,103	1,461,309
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	2,310,631	2,315,589
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	896,535	897,801
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/28 (b)	2,600,000	2,599,781
Goldentree Ln Management U.S. Clo 11 L Series 2021-11A Class A, CME Term SOFR 3 Month Index + 1.390% 6.009% 10/20/34 (b)(c)(d)	1,365,000	1,365,000
Hardee's Funding LLC / Carl's Jr. Funding LLC:
Series 2018-1A Class A23, 5.71% 6/20/48 (b)	676,800	662,263
Series 2020-1A Class A2, 3.981% 12/20/50 (b)	2,559,057	2,403,517
Series 2021-1A Class A2, 2.865% 6/20/51 (b)	272,835	243,681
Harot 2023-4 Series 2023-4 Class A2, 5.87% 6/22/26	1,442,198	1,447,831
Hartwick Park Clo Ltd. Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.160% 0% 1/20/37 (b)(c)(d)	2,049,000	2,049,000
Hilton Grand Vacations Trust Series 2020-AA:
Class A, 2.74% 2/25/39 (b)	198,040	191,292
Class B, 4.22% 2/25/39 (b)	305,119	299,707
Hilton Grand Vacations Trust 2:
Series 2022-1D Class A, 3.61% 6/20/34 (b)	159,978	155,773
Series 2023-1A:
Class B, 6.11% 1/25/38 (b)	841,829	854,212
Class C, 6.94% 1/25/38 (b)	156,121	159,405
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/39 (b)	725,021	709,675
Honda Auto Receivables Series 2023-1 Class A2, 5.22% 10/21/25	55,931	55,942
Honda Auto Receivables 2023-3 Series 2023-3 Class A2, 5.71% 3/18/26	818,487	820,244
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	2,384,000	2,393,946
HPEFS Equipment Trust:
Series 2024-1A:
Class A2, 5.38% 5/20/31 (b)	2,349,165	2,352,386
Class C, 5.33% 5/20/31 (b)	1,220,000	1,225,919
Series 2024-2A:
Class A2, 5.5% 10/20/31 (b)	1,449,000	1,456,520
Class B, 5.35% 10/20/31 (b)	170,000	171,965
Class D, 5.82% 4/20/32 (b)	420,000	426,031
Hpefs Equipment Trust 2023-2 Series 2023-2A:
Class C, 6.48% 1/21/31 (b)	210,000	213,018
Class D, 6.97% 7/21/31 (b)	215,000	220,004
HPEFS Equiptment Trust:
Series 2023 1A Class C, 5.91% 4/20/28 (b)	535,000	539,348
Series 2023-1A Class B, 5.73% 4/20/28 (b)	985,000	990,585
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)	2,034,882	2,040,826
Huntington Bank Auto Credit:
Series 2024-1 Class B1, 6.153% 5/20/32 (b)	1,063,713	1,074,873
Series 2024-2 Class B1, 5.442% 10/20/32 (b)	1,330,000	1,330,729
Hyundai Auto Lease Securitizat:
Series 2023-C:
Class A2A, 5.85% 3/16/26 (b)	1,444,510	1,448,523
Class A3, 5.8% 12/15/26 (b)	4,000,000	4,036,753
Series 2024-B Class A2A, 5.51% 10/15/26 (b)	2,235,700	2,244,889
Hyundai Auto Receivables Trust:
Series 2023-B Class A2A, 5.77% 5/15/26	722,105	723,600
Series 2023-C Class A2A, 5.8% 1/15/27	1,259,493	1,264,784
Series 2024-A Class A2A, 5.29% 4/15/27	2,062,043	2,068,160
Series 2024-C Class A2A, 4.53% 9/15/27	2,191,000	2,190,413
Jack In The Box Funding LLC Series 2022-1A Class A2I, 3.445% 2/26/52 (b)	765,450	727,717
Jersey Mikes Funding LLC:
Series 2019-1A Class A2, 4.433% 2/15/50 (b)	193,538	191,351
Series 2021-1A Class A2I, 2.891% 2/15/52 (b)	49,750	47,591
John Deere Owner Trust:
Series 2024-A Class A2A, 5.19% 2/16/27	2,768,047	2,775,344
Series 2024-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.2283% 8/16/27 (c)(d)	2,316,000	2,319,804
John Deere Owner Trust 2023-B Series 2023-B Class A2, 5.59% 6/15/26	852,431	853,587
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 5.8674% 7/20/36 (b)(c)(d)	2,500,000	2,508,318
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/27 (b)	895,000	900,799
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, CME Term SOFR 3 Month Index + 1.230% 5.8488% 7/27/31 (b)(c)(d)	951,829	953,179
Class BR, CME Term SOFR 3 Month Index + 1.810% 6.4288% 7/27/31 (b)(c)(d)	1,110,000	1,112,993
Madison Park Funding Xxiv Ltd. Series 2024-24A Class CR2, CME Term SOFR 3 Month Index + 2.050% 6.6674% 10/20/29 (b)(c)(d)	855,000	856,634
Madison Park Funding XXXIII Ltd. Series 2022-33A Class AR, CME Term SOFR 3 Month Index + 1.290% 5.9459% 10/15/32 (b)(c)(d)	1,910,000	1,912,042
Madison Pk Funding Xlii Ltd. Series 2024-13A Class AR, CME Term SOFR 3 Month Index + 1.150% 5.7763% 11/21/30 (b)(c)(d)	1,357,646	1,359,558
Madison Pk Funding Xxix Ltd. / Madi Series 2024-29A Class BR, CME Term SOFR 3 Month Index + 1.800% 6.4324% 10/18/30 (b)(c)(d)	1,965,000	1,968,327
Magnetite Xxii Ltd. / Magnetite Series 2024-22A Class ARR, CME Term SOFR 3 Month Index + 1.250% 5.9059% 7/15/36 (b)(c)(d)	2,408,000	2,412,445
Marathon Static CLO Ltd. Series 2024-18A Class A1R2, CME Term SOFR 3 Month Index + 1.150% 5.7674% 7/20/30 (b)(c)(d)	757,566	757,637
Marble Point CLO Ltd.:
Series 2018-1A Class A, CME Term SOFR 3 Month Index + 1.270% 5.9189% 7/16/31 (b)(c)(d)	374,575	375,265
Series 2024-2A Class A12R, CME Term SOFR 3 Month Index + 1.200% 5.8174% 1/20/32 (b)(c)(d)	2,163,481	2,165,644
Marble Point Clo Xv Ltd. Series 2024-1A Class A1R2, CME Term SOFR 3 Month Index + 1.040% 5.5975% 7/23/32 (b)(c)(d)	1,545,000	1,545,000
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	102,841	103,280
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	2,981,000	2,994,586
Mercedes-Benz Auto Receivables:
Series 2023-2 Class A2, 5.92% 11/16/26	931,710	935,140
Series 2024-1 Class A2A, 5.06% 5/17/27	1,859,795	1,862,297
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (b)(c)	99,506	95,110
Midocean Credit Clo Vi Series 2024-6A Class ARRR, CME Term SOFR 3 Month Index + 1.230% 5.8474% 4/20/33 (b)(c)(d)	796,491	798,084
Midocean Credit Clo Xi Ltd. / Midocean Credit Clo Xi LLC Series 2023-11A:
Class A1R, CME Term SOFR 3 Month Index + 1.730% 6.3624% 10/18/33 (b)(c)(d)	530,000	530,000
Class BR, CME Term SOFR 3 Month Index + 2.650% 7.2824% 10/18/33 (b)(c)(d)	790,000	790,000
MMAF Equipment Finance LLC:
Series 2021-A Class A5, 1.19% 11/13/43 (b)	215,000	205,493
Series 2023-A Class A2, 5.79% 11/13/26 (b)	1,205,282	1,210,826
MVW LLC:
Series 2020-1A:
Class A, 1.74% 10/20/37 (b)	207,664	198,494
Class B, 2.73% 10/20/37 (b)	146,529	141,536
Series 2023 1A Class A, 4.93% 10/20/40 (b)	691,197	688,959
MVW Owner Trust Series 2021-1WA:
Class B, 1.44% 1/22/41 (b)	54,096	50,936
Class C, 1.94% 1/22/41 (b)	86,295	81,703
Mvwot Series 2023-2A:
Class A, 6.18% 11/20/40 (b)	223,292	227,946
Class B, 6.33% 11/20/40 (b)	143,329	145,981
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (b)	214,309	205,984
Series 2020-CA Class A2A, 2.15% 11/15/68 (b)	1,411,702	1,328,308
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (b)	342,664	337,631
Series 2019-GA Class A, 2.4% 10/15/68 (b)	150,274	143,657
Series 2020-DA Class A, 1.69% 5/15/69 (b)	252,751	235,607
Navient Student Loan Trust Series 2019-EA Class A2A, 2.64% 5/15/68 (b)	355,911	344,372
Navistar Financial Dealer Note Master Trust:
Series 2023-1 Class A, 6.18% 8/25/28 (b)	900,000	908,852
Series 2024-1:
Class A, 5.59% 4/25/29 (b)	180,000	181,968
Class B, 5.79% 4/25/29 (b)	100,000	100,954
Class C, 6.13% 4/25/29 (b)	155,000	156,387
Nelnet Student Loan Trust:
Series 2005-4 Class A4, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.8126% 3/22/32 (c)(d)	235,689	228,469
Series 2020-1A Class A, CME Term SOFR 1 Month Index + 0.850% 5.4422% 3/26/68 (b)(c)(d)	155,032	154,405
Series 2021-CA Class AFX, 1.32% 4/20/62 (b)	789,086	724,978
Series 2021-DA Class AFX, 1.63% 4/20/62 (b)	280,131	260,164
Neuberger Berman Ln Advisers N Series 2024-50A Class AR, CME Term SOFR 3 Month Index + 1.250% 5.8763% 7/23/36 (b)(c)(d)	2,519,000	2,523,650
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, CME Term SOFR 3 Month Index + 1.320% 5.9689% 4/16/33 (b)(c)(d)	447,755	448,707
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	1,685,245	1,691,251
Nissan Master Owner Trust Receiva Series 2024-A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.4756% 2/15/28 (b)(c)(d)	3,000,000	3,008,100
Northwoods Capital Xiv-B Ltd. Series 2024-14BA Class AR, CME Term SOFR 3 Month Index + 1.250% 5.7662% 11/13/31 (b)(c)(d)	2,391,151	2,394,656
OCP CLO Ltd. Series 2014-7A Class A1RR, CME Term SOFR 3 Month Index + 1.380% 5.999% 7/20/29 (b)(c)(d)	309,694	309,826
Octagon Investment Partners 39 Series 2024-3A Class AR, CME Term SOFR 3 Month Index + 1.150% 5.7674% 10/20/30 (b)(c)(d)	1,201,956	1,204,024
Octane Receivable Trust Series 2024-1A Class A2, 5.68% 5/20/30 (b)	340,450	343,343
Octane Receivables Trust:
Series 2021-2A Class A, 1.21% 9/20/28 (b)	55,603	55,116
Series 2022-1A Class B, 4.9% 5/22/28 (b)	780,000	778,989
Series 2023-1A Class A, 5.87% 5/21/29 (b)	76,446	76,776
Octane Receivables Trust 2023- Series 2023-3A:
Class B, 6.48% 7/20/29 (b)	230,000	234,842
Class C, 6.74% 8/20/29 (b)	100,000	102,840
Octane Receivables Trust 2024- Series 2024-3A:
Class A2, 4.94% 5/20/30 (b)	365,000	365,072
Class C, 5.51% 10/20/31 (b)	300,000	301,273
OZLM Ltd.:
Series 2024-21A Class A1R, CME Term SOFR 3 Month Index + 1.150% 5.7674% 1/20/31 (b)(c)(d)	1,212,018	1,213,421
Series 2024-2A Class A1A2, CME Term SOFR 3 Month Index + 1.200% 5.7892% 7/30/31 (b)(c)(d)	718,035	718,465
Palmer Square Loan Funding 202:
Series 2024-2A Class A1N, CME Term SOFR 3 Month Index + 1.000% 0% 1/15/33 (b)(c)(d)(f)	452,000	452,000
Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 5.6023% 8/8/32 (b)(c)(d)	1,449,748	1,451,312
Post Road Equipment Finance Series 2024-1A Class A2, 5.59% 11/15/29 (b)	93,112	93,706
Progress Residential 2021-Sfr1 Series 2021-SFR1 Class D, 1.805% 4/17/38 (b)	950,000	912,698
Progress Residential Trust:
Series 2021-SFR2 Class A, 1.546% 4/19/38 (b)	568,876	549,364
Series 2021-SFR8:
Class B, 1.681% 10/17/38 (b)	496,000	468,345
Class C, 1.931% 10/17/38 (b)	2,225,000	2,114,007
Rockford Tower Clo 2019-2 Ltd. Series 2024-2A Class AR2, CME Term SOFR 3 Month Index + 1.130% 5.651% 8/20/32 (b)(c)(d)	1,451,416	1,451,706
Romark Clo Ii Ltd. Series 2024-2A Class A2R, CME Term SOFR 3 Month Index + 1.650% 6.2759% 7/25/31 (b)(c)(d)	2,150,000	2,152,217
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.0275% 7/15/36 (b)(c)(d)	1,320,000	1,322,459
Sabey Data Ctr Issuer LLC Series 2021-1 Class A2, 1.881% 6/20/46 (b)	733,000	692,473
Santander Bank, N.A.:
Series 2021-1A Class B, 1.833% 12/15/31 (b)	4,487	4,480
Series 2022-B Class C, 5.916% 8/16/32 (b)	14,078	14,083
Series 2022-C:
Class A2, 6.024% 12/15/32 (b)	132,500	134,278
Class D, 8.197% 12/15/32 (b)	312,384	315,636
Series 2022-C, Class B, 6.451% 12/15/32 (b)	283,228	284,547
Series 2023-A Class B, 6.493% 6/15/33 (b)	192,459	193,687
Series 2023-B:
Class A2, 5.644% 12/15/33 (b)	172,782	174,439
Class D, 6.663% 12/15/33 (b)	529,380	535,114
Series 2024-A:
Class B, 5.622% 6/15/32 (b)	345,000	347,559
Class C, 5.818% 6/15/32 (b)	420,000	422,520
Santander Consumer Auto Receivables Trust Series 2021 AA Class D, 1.57% 1/15/27 (b)	801,000	779,209
Santander Drive Auto Receivabl Series 2024-3 Class A2, 5.91% 6/15/27	1,662,015	1,668,790
Santander Drive Auto Receivables Trust:
Series 2021-1 Class E, 2.51% 12/15/28	4,100,000	4,020,460
Series 2021-3 Class E, 2.7% 10/16/28 (b)	4,300,000	4,186,800
Series 2021-4:
Class D, 1.67% 10/15/27	1,286,269	1,262,905
Class E, 4.03% 3/15/29 (b)	3,500,000	3,451,912
Series 2022-2 Class C, 3.76% 7/16/29	1,990,000	1,964,561
Santander Retail Auto Lease Trust Series 2022-B Class B, 3.85% 3/22/27 (b)	445,000	444,251
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,590,000	1,585,354
1.631% 5/15/51 (b)	1,149,000	1,073,679
1.884% 7/15/50 (b)	565,000	545,353
2.328% 7/15/52 (b)	440,000	402,510
6.599% 11/15/52 (b)	1,160,000	1,195,230
Sbna Auto Lease Trust Series 2024-B:
Class A2, 5.67% 11/20/26 (b)	1,537,613	1,543,567
Class A4, 5.55% 12/20/28 (b)	1,080,000	1,096,752
SBNA Auto Lease Trust 2024-A Series 2024-A:
Class A3, 5.39% 11/20/26 (b)	260,000	261,374
Class A4, 5.24% 1/22/29 (b)	250,000	251,374
Sbna Auto Lease Trust 2024-C Series 2024-C Class A2, 4.94% 11/20/26 (b)	1,611,000	1,612,390
Scf Equipment Leasing Series 2023-1A Class A3, 6.17% 5/20/32 (b)	430,000	444,965
Scf Equipment Leasing 2021-1 LLC / Series 2021-1A Class E, 3.56% 8/20/32 (b)	1,625,000	1,607,722
Seb Funding LLC Series 2024-1A Class A2, 7.386% 4/30/54 (b)	1,130,000	1,159,442
Sfs Auto Receivables Securitiz:
Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	98,817	99,068
Series 2024-3A Class A2, 4.71% 5/22/28 (b)	1,252,000	1,252,165
Sfs Auto Receivables Securitization Trust:
Series 2024-1A:
Class A2, 5.35% 6/21/27 (b)	584,204	585,340
Class A3, 4.95% 5/21/29 (b)	285,000	286,329
Class C, 5.51% 1/20/32 (b)	95,000	96,063
Series 2024-2A:
Class A2, 5.71% 10/20/27 (b)	1,981,916	1,990,774
Class A4, 5.26% 8/20/30 (b)	290,000	295,364
Sierra Timeshare Receivables Funding LLC:
Series 2020-2A:
Class B, 2.32% 7/20/37 (b)	436,524	430,177
Class C, 3.51% 7/20/37 (b)	107,048	105,872
Series 2021-1A Class B, 1.34% 11/20/37 (b)	76,924	74,279
Series 2021-2A:
Class B, 1.8% 9/20/38 (b)	135,412	130,106
Class C, 1.95% 9/20/38 (b)	283,297	271,381
SMB Private Education Loan Trust:
Series 2016-C Class A2B, CME Term SOFR 1 Month Index + 1.210% 5.8238% 9/15/34 (b)(c)(d)	31,304	31,313
Series 2018-B Class A2B, CME Term SOFR 1 Month Index + 0.830% 5.4438% 1/15/37 (b)(c)(d)	398,775	397,507
Series 2020-BA Class A1A, 1.29% 7/15/53 (b)	177,546	164,981
Series 2020-PTB Class A2A, 1.6% 9/15/54 (b)	1,082,239	999,628
Sound Point Clo Xxii Ltd. Series 2024-1A Class BRR, CME Term SOFR 3 Month Index + 1.650% 0% 1/20/32 (b)(c)(d)	250,000	250,000
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 5.9775% 7/15/32 (b)(c)(d)	3,112,539	3,114,930
Symphony CLO XXIII Ltd. Series 2021-23A:
Class AR, CME Term SOFR 3 Month Index + 1.280% 5.9375% 1/15/34 (b)(c)(d)	5,021,618	5,028,447
Class BR, CME Term SOFR 3 Month Index + 1.860% 6.5175% 1/15/34 (b)(c)(d)	1,250,000	1,250,484
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 5.959% 4/20/33 (b)(c)(d)	416,617	417,203
Symphony Static CLO Ltd. Series 2021-1A Class B, CME Term SOFR 3 Month Index + 1.710% 6.3375% 10/25/29 (b)(c)(d)	1,385,000	1,386,210
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 5.707% 11/18/30 (b)(c)(d)	858,788	859,849
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	142,246	142,502
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (b)	247,275	247,603
Tesla Auto Lease Trust 2024-B Series 2024-B Class A2A, 4.79% 1/20/27 (b)	1,440,000	1,440,497
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (b)	274,130	274,247
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	2,149,359	2,157,308
Thl Credit Wind River 18-2 Clo Series 2024-2A Class A1R, CME Term SOFR 3 Month Index + 1.200% 5.8559% 7/15/30 (b)(c)(d)	691,343	692,311
Thl Credit Wind River 2019-3 C Series 2024-3A:
Class AR2, CME Term SOFR 3 Month Index + 1.060% 0% 4/15/31 (b)(c)(d)	495,000	495,000
Class BR2, CME Term SOFR 3 Month Index + 1.550% 0% 4/15/31 (b)(c)(d)	1,135,000	1,135,000
Class CR2, CME Term SOFR 3 Month Index + 2.000% 0% 4/15/31 (b)(c)(d)	490,000	490,000
THL Credit Wind River CLO Ltd. Series 2024-1A Class A1R3, CME Term SOFR 3 Month Index + 1.200% 5.8174% 10/20/30 (b)(c)(d)	1,218,507	1,219,452
Tiaa Clo I Ltd. Series 2024-1A Class ARR, CME Term SOFR 3 Month Index + 1.250% 5.8674% 7/20/31 (b)(c)(d)	2,441,142	2,445,809
Towd Point Mortgage Trust:
Series 2017-3 Class A1, 2.75% 7/25/57 (b)(c)	27,100	26,893
Series 2019-1 Class A1, 3.75% 3/25/58 (b)(c)	377,868	364,196
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	1,018,326	1,022,063
Toyota Auto Receivables Owner Trust:
Series 2023-A Class A2, 5.05% 1/15/26	19,241	19,243
Series 2023-C Class A2A, 5.6% 8/17/26	980,294	982,587
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (b)	1,472,783	1,475,138
Toyota Lease Owner Trust 2023- Series 2023-B Class A2A, 5.73% 4/20/26 (b)	808,774	811,532
Tricon Residential Trust Series 2024-SFR2:
Class A, 4.75% 6/17/40 (b)	559,652	554,450
Class D, 6% 6/17/40 (b)	1,020,000	1,015,458
Trinitas Clo Ix Ltd. Series 2024-9A:
Class ARRR, CME Term SOFR 3 Month Index + 1.200% 5.8174% 1/20/32 (b)(c)(d)	1,292,280	1,294,186
Class BRRR, CME Term SOFR 3 Month Index + 1.700% 6.3174% 1/20/32 (b)(c)(d)	815,000	816,516
Trinitas Clo Vi Ltd. / Trinitas Series 2024-6A Class ARRR, CME Term SOFR 3 Month Index + 1.330% 5.9559% 1/25/34 (b)(c)(d)	2,310,000	2,318,540
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (b)	509,908	510,613
USCLN Series 2023-1 Class B, 6.789% 8/25/32 (b)	283,042	286,940
Valley Stream Park Clo Ltd. / Vy Series 2024-1A Class ARR, CME Term SOFR 3 Month Index + 1.190% 0% 1/20/37 (b)(c)(d)	1,526,000	1,526,000
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/31 (b)	734,457	745,011
Verdant Receivables LLC Series 2024-1A Class A2, 5.68% 12/12/31 (b)	255,000	258,404
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,891,000	1,892,587
Series 2023-5 Class A1A, 5.61% 9/8/28	2,177,000	2,194,296
Volkswagen Auto Lease Trust 20 Series 2023-A Class A2A, 5.87% 1/20/26	1,165,481	1,167,617
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A2A, 5.5% 12/21/26	878,230	880,310
Series 2023-2 Class A2A, 5.72% 3/22/27	1,541,930	1,549,781
Series 2024-1 Class A2A, 4.65% 11/22/27	2,570,000	2,572,249
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/27 (b)	1,524,000	1,521,043
Voya Clo 2022-1 Ltd. / Voya Clo Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.250% 5.8674% 4/20/35 (b)(c)(d)	1,888,000	1,889,278
Voya Clo Ltd. Series 2024-3A Class BR2, CME Term SOFR 3 Month Index + 1.800% 6.4559% 10/15/31 (b)(c)(d)	1,770,000	1,772,005
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,139,986	1,160,902
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	1,280,000	1,293,436
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	695,000	696,661
World Omni Auto Receivables Trust:
Series 2022-A:
Class A3, 1.66% 5/17/27	490,985	484,296
Class C, 2.55% 9/15/28	600,000	581,453
Series 2023-C Class A2A, 5.57% 12/15/26	835,884	837,528
Series 2023-D Class A2A, 5.91% 2/16/27	729,932	733,116
Series 2024-B Class A2A, 5.48% 9/15/27	1,964,010	1,971,815
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	40,355	40,371
World Omni Automobile Lease Se Series 2024-A Class A2A, 5.32% 2/16/27	2,028,134	2,037,546
World Omni Select Auto Trust Series 2023-A Class B, 5.87% 8/15/28	280,000	283,382
World Omni Select Auto Trust 2024 Series 2024-A Class A2A, 5.37% 2/15/28	2,265,000	2,273,619
TOTAL ASSET-BACKED SECURITIES (Cost $375,903,377)		377,156,251

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.8%
Angel Oak Mortgage Trust:
sequential payer:
Series 2021-1:
Class A1, 0.909% 1/25/66 (b)	417,596	358,816
Class A2, 1.115% 1/25/66 (b)	122,301	105,525
Series 2021-2 Class A1, 0.985% 4/25/66 (b)	381,186	323,578
Series 2021-6 Class A3, 1.714% 9/25/66 (b)	341,168	284,950
Angel Oak Mortgage Trust 2024- Series 2024-9 Class A2, 5.341% 9/25/69 (b)	1,327,189	1,313,965
Angel Oak Mortgage Trust LLC:
Series 2020-3 Class A3, 2.872% 4/25/65 (b)(c)	319,153	306,075
Series 2022-2 Class A1, 3.353% 1/25/67 (b)(c)	1,489,347	1,395,184
Bayview MSR Opportunity Master Fund Trust sequential payer:
Series 2021-1 Class A5, 2.5% 12/25/51 (b)	691,568	606,775
Series 2021-5 Class A5, 2.5% 11/25/51 (b)	1,360,222	1,198,547
BINOM Securitization Trust sequential payer Series 2021-INV1:
Class A2, 2.37% 6/25/56 (b)	859,711	777,258
Class A3, 2.625% 6/25/56 (b)	269,713	245,491
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	41,630	41,406
BRAVO Residential Funding Trust sequential payer Series 2021-NQM3 Class A1, 1.699% 4/25/60 (b)	360,936	335,706
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	329,085	320,118
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	1,364,900	1,354,390
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (b)	169,707	141,346
Colt 2024-6 Mortgage Loan Trus Series 2024-6 Class A2, 5.644% 11/25/69 (b)	1,301,602	1,297,225
Colt 2024-Investment4 Mtg Ln Trust Series 2024-INV4 Class A3, 6.111% 5/25/69 (b)(c)	1,240,000	1,241,068
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (b)	371,958	315,811
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (b)	36,295	34,920
Connecticut Avenue Securities floater Series 2024-R06 Class 1A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 5.884% 9/25/44 (b)(c)(d)	775,098	775,586
Deephaven Residential Mortgage Trust:
Series 2021-1 Class A2, 0.973% 5/25/65 (b)	62,083	58,217
Series 2021-2 Class A3, 1.26% 4/25/66 (b)	159,110	140,897
Efmt 2024-Investment2 sequential payer Series 2024-INV2:
Class A1, 5.035% 10/25/69 (b)	939,108	930,067
Class A2, 5.289% 10/25/69 (b)	322,974	319,356
Efmt 2024-Nqm1 Series 2024-NQM1 Class A1B, 5.81% 11/25/69 (b)	1,954,418	1,952,450
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (b)	54,068	51,426
Series 2021-2 Class A3, 1.291% 6/25/66 (b)	231,809	192,568
Series 2021-3 Class A3, 1.55% 9/25/66 (b)	231,398	192,445
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, CME Term SOFR 1 Month Index + 0.960% 5.5522% 3/25/50 (b)(c)(d)	200,616	192,100
Freddie Mac Stacr Remic Trust floater Series 2024-HQA1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 5.984% 3/25/44 (b)(c)(d)	1,280,609	1,284,170
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (b)	600,000	562,447
Series 2020-H1 Class M1, 2.832% 1/25/60 (b)	625,000	538,581
Series 2018-1 Class A33, 3.5% 11/25/57 (b)	49,867	45,410
Series 2019-1:
Class A21, 4.5% 2/25/59 (b)	42,946	41,505
Class A32, 4% 2/25/59 (b)	21,709	20,564
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 5.896% 7/25/44 (b)(c)	5,086	5,100
Imperial Fund Mortgage Trust:
sequential payer Series 2022-NQM4 Class A1, 4.767% 6/25/67 (b)	1,251,518	1,248,517
Series 2021-NQM2 Class A3, 1.516% 9/25/56 (b)	373,858	316,828
J.P. Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/50 (b)	136,203	120,328
MFRA Trust Series 2021-NQM2:
Class A1, 1.029% 11/25/64 (b)	444,069	388,103
Class A2, 1.317% 11/25/64 (b)	165,999	145,463
New Residential Mortgage Loan Trust Series 2021-INV2 Class A7, 2.5% 9/25/51 (b)	1,304,459	1,154,231
Obx 2024-Nqm17 Trust Series 2024-NQM17 Class A3, 6.015% 11/25/64 (b)	730,000	731,033
OBX Trust:
floater:
Series 2019-EXP2 Class 2A2, CME Term SOFR 1 Month Index + 1.310% 6.0521% 6/25/59 (b)(c)(d)	92,177	91,144
Series 2020-EXP1 Class 2A2, CME Term SOFR 1 Month Index + 1.060% 5.6522% 2/25/60 (b)(c)(d)	124,368	120,935
sequential payer Series 2021-NQM1 Class A2, 1.175% 2/25/66 (b)	246,755	210,500
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (b)(c)	293,428	258,435
Series 2020-EXP2:
Class A8, 3% 5/25/60 (b)	348,408	301,147
Class A9, 3% 5/25/60 (b)	85,711	73,709
Series 2020-INV1 Class A5, 3.5% 12/25/49 (b)	78,201	69,772
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	56,637	55,556
Oss 2024-H6 Mtg Trust Series 2024-H6 Class A2, 5.383% 9/25/69 (b)	1,669,517	1,657,969
Rckt Mtg Trust 2024-Ces-8 Series 2024-CES8 Class A1A, 5.4896% 11/25/44	1,403,295	1,397,532
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (b)	86,511	80,233
Series 2018-CH2 Class A21, 4% 6/25/48 (b)	38,604	35,803
Series 2018-CH3 Class A19, 4.5% 8/25/48 (b)	4,881	4,788
SG Residential Mortgage Trust Series 2020-2 Class A1, 1.381% 5/25/65 (b)	133,599	121,776
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1 Class A3, 2.916% 9/27/49 (b)	440,740	431,581
Series 2020-1 Class A2, 2.408% 2/25/50 (b)	320,452	302,676
Series 2021-2 Class A1, 0.943% 5/25/65 (b)	285,075	266,343
Series 2021-4 Class A1, 1.162% 8/25/56 (b)	852,911	752,145
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (b)	148,780	133,120
Towd Point Mortgage Trust floater Series 2019-HY3 Class M1, CME Term SOFR 1 Month Index + 1.610% 6.2022% 10/25/59 (b)(c)(d)	420,000	433,947
Verus Securitization Trust:
Series 2020-5 Class A3, 2.733% 5/25/65 (b)(c)	92,441	87,528
Series 2021-1:
Class A2, 1.052% 1/25/66 (b)	150,530	133,575
Class A3, 1.155% 1/25/66 (b)	88,950	78,955
Series 2021-2 Class A1, 1.031% 2/25/66 (b)	216,486	193,473
Series 2021-5 Class A3, 1.373% 9/25/66 (b)	308,989	262,094
Series 2021-R1 Class A2, 1.057% 10/25/63 (b)	53,774	51,050
Series 2021-R2 Class A1, 0.918% 2/25/64 (b)	276,639	253,887
Series 2022-1 Class A3, 3.288% 1/25/67 (b)	1,462,679	1,330,767
Series 2022-6 Class A1, 4.91% 6/25/67 (b)	502,976	497,434
Series 2023-6 Class A2, 6.939% 9/25/68 (b)	358,116	362,385
Series 2023-7 Class A2, 7.272% 10/25/68 (b)	136,998	139,261
Series 2023-8 Class A2, 6.6642% 12/25/68 (b)	301,165	304,317
Series 2023-INV3 Class A2, 7.33% 11/25/68 (b)	357,302	363,982
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (b)	542,769	516,774
TOTAL PRIVATE SPONSOR		34,780,139
U.S. Government Agency - 0.0%
Fannie Mae Series 2017-90 Class KA, 3% 11/25/47	355,217	331,912
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	28,630	28,428
Freddie Mac STACR REMIC Trust floater:
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.384% 1/25/34 (b)(c)(d)	196,013	197,249
Series 2021-DNA7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.800% 6.534% 11/25/41 (b)(c)(d)	555,000	560,204
Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.684% 6/25/42 (b)(c)(d)	758,533	780,077
Freddie Mac Whole Loan Securities Trust Series 2017-SC02 Class M1, 3.8588% 5/25/47 (b)(c)	19,798	19,409
TOTAL U.S. GOVERNMENT AGENCY		1,917,279
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,632,472)		36,697,418

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class A, CME Term SOFR 1 Month Index + 1.260% 5.8745% 4/15/34 (b)(c)(d)	1,315,000	1,193,362
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 5.76% 1/15/39 (b)(c)(d)	919,603	915,874
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	39,686	36,397
Bank 2024-Bnk47 sequential payer Series 2024-BNK47 Class A1, 5.523% 6/15/57	188,273	190,973
BANK5 Series 2024-5YR8 Class A/S, 6.378% 8/15/57 (c)	740,000	772,537
Bank5 2024-5Yr10 Series 2024-5YR10 Class A/S, 5.637% 10/15/57	585,000	594,667
Bank5 2024-5Yr11 Series 2024-5YR11 Class A/S, 6.139% 11/15/57	690,000	716,624
Bank5 2024-5Yr12:
sequential payer Series 2024-5YR12 Class A3, 5.902% 12/15/57	405,000	421,483
Series 2024-5YR12 Class A/S, 6.122% 12/15/57 (c)	1,065,000	1,108,533
Bank5 2024-5Yr9 sequential payer Series 2024-5YR9 Class A1, 4.8894% 8/15/57	902,654	901,015
Bbcms Trust sequential payer Series 2024-5C27 Class A1, 5.502% 7/15/57	249,617	253,100
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 5.5235% 6/15/38 (b)(c)(d)	500,000	463,033
Benchmark 2024-V11 Mtg Trust sequential payer Series 2024-V11 Class AM, 6.201% 11/15/57	585,000	608,585
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A/S, 6.0641% 8/15/57 (c)	1,025,000	1,058,037
Benchmark Mortgage Trust sequential payer Series 2024-V6 Class A1, 5.5678% 3/15/57	428,010	432,312
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 1.110% 5.7245% 9/15/26 (b)(c)(d)	2,040,000	1,990,469
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 5.9514% 3/15/41 (b)(c)(d)	434,000	434,271
Bmark 2024-V8 sequential payer Series 2024-V8 Class A1, 5.514% 7/15/57	458,972	463,981
BMO sequential payer Series 2024-C8 Class A1, 5.5422% 3/15/57	478,114	479,192
Bmo 2024-5C5 Mtg Trust Series 2024-5C5 Class A/S, 6.3638% 2/15/57 (c)	1,055,000	1,099,411
BMP floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 5.9812% 6/15/41 (b)(c)(d)	571,000	571,714
BPR Trust floater:
Series 2021-TY Class B, CME Term SOFR 1 Month Index + 1.260% 5.8745% 9/15/38 (b)(c)(d)	780,000	772,306
Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.5073% 4/15/37 (b)(c)(d)	3,529,000	3,546,645
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, CME Term SOFR 1 Month Index + 2.010% 6.6245% 8/15/38 (b)(c)(d)	322,220	232,331
BX Commercial Mortgage Trust:
floater:
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 5.3594% 10/15/26 (b)(c)(d)	1,385,765	1,378,836
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 5.4126% 10/15/36 (b)(c)(d)	1,872,000	1,863,246
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 5.3758% 5/15/38 (b)(c)(d)	278,321	277,799
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 5.6222% 2/15/39 (b)(c)(d)	1,818,784	1,816,514
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 6.3707% 12/9/40 (b)(c)(d)	529,820	531,642
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 5.6553% 4/15/34 (b)(c)(d)	1,005,541	996,114
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 5.3945% 6/15/38 (b)(c)(d)	1,557,963	1,555,042
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.0513% 2/15/39 (b)(c)(d)	1,011,862	1,015,024
BX Commercial Mtg Trust floater Series 2024-MDHS:
Class A, 6.2506% 5/15/41 (b)(c)	2,070,924	2,077,396
Class B, CME Term SOFR 1 Month Index + 1.840% 6.4503% 5/15/41 (b)(c)(d)	875,348	876,169
BX Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 5.5735% 11/15/38 (b)(c)(d)	1,591,426	1,588,442
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7743% 8/15/39 (b)(c)(d)	561,992	562,519
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.0512% 4/15/41 (b)(c)(d)	1,442,587	1,444,378
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 5.977% 12/15/37 (b)(c)(d)	1,015,000	1,015,000
Citigroup Commercial Mortgage Trust Series 2013-375P Class C, 3.6348% 5/10/35 (b)(c)	560,000	540,400
COMM Mortgage Trust Series 2014-CR15 Class B, 4.027% 2/10/47 (c)	480,009	463,062
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	231,112	223,041
Series 2020-NET Class D, 3.8277% 8/15/37 (b)(c)	985,000	945,838
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	663,128
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 5.444% 7/15/32 (b)(c)(d)	997,340	977,568
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 5.4255% 11/15/38 (b)(c)(d)	2,552,030	2,542,459
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 5.8035% 7/15/38 (b)(c)(d)	765,158	765,636
Class C, CME Term SOFR 1 Month Index + 1.810% 6.4235% 7/15/38 (b)(c)(d)	722,599	724,180
Freddie Mac Series 2023-K753 Class A1, 4.6% 6/25/30	561,450	564,042
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, CME Term SOFR 1 Month Index + 1.860% 6.4745% 5/15/26 (b)(c)(d)	685,000	573,769
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 5.6745% 10/15/36 (b)(c)(d)	1,087,000	1,078,848
Hilt Commercial Mortgage Trust floater Series 2024-ORL Class B, CME Term SOFR 1 Month Index + 1.940% 6.55% 5/15/37 (b)(c)(d)	965,000	964,397
Hyt Commercial Mortgage Trust floater Series 2024-RGCY Class A, CME Term SOFR 1 Month Index + 1.840% 6.4508% 9/15/41 (b)(c)(d)	1,595,000	1,592,504
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, CME Term SOFR 1 Month Index + 2.130% 6.7445% 10/15/33 (b)(c)(d)	995,000	955,200
Class C, CME Term SOFR 1 Month Index + 2.530% 7.1445% 10/15/33 (b)(c)(d)	805,000	740,600
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD:
Class A, CME Term SOFR 1 Month Index + 1.610% 6.2245% 9/15/29 (b)(c)(d)	742,319	697,780
Class C, CME Term SOFR 1 Month Index + 2.210% 6.8245% 9/15/29 (b)(c)(d)	575,000	488,750
KNDR Trust floater Series 2021-KIND Class C, CME Term SOFR 1 Month Index + 1.860% 6.4745% 8/15/38 (b)(c)(d)	972,018	958,780
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.9045% 5/15/39 (b)(c)(d)	2,874,000	2,803,946
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 5.4235% 3/15/38 (b)(c)(d)	1,316,603	1,300,145
Medical Commercial Mtg Trust 2024-Mob floater Series 2024-MOB Class A, CME Term SOFR 1 Month Index + 1.590% 6.2008% 5/15/41 (b)(c)(d)	995,000	992,515
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, CME Term SOFR 1 Month Index + 1.210% 5.8244% 4/15/38 (b)(c)(d)	568,000	566,408
MHP Commercial Mortgage Trust floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 5.4245% 7/15/38 (b)(c)(d)	907,000	904,166
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 5.507% 8/15/33 (b)(c)(d)	3,654,512	2,982,118
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (b)	1,325,000	1,159,375
OPEN Trust sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 7.6984% 10/15/28 (b)(c)(d)	542,195	547,275
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.2085% 10/15/36 (b)(c)(d)	2,370,900	2,359,046
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 5.5245% 4/15/36 (b)(c)(d)	650,000	645,568
SDR Commercial Mortgage Trust floater Series 2024-DSNY Class B, CME Term SOFR 1 Month Index + 1.740% 6.3504% 5/15/39 (b)(c)(d)	790,000	781,308
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 5.4546% 11/15/38 (b)(c)(d)	1,677,381	1,676,140
Texas Trust 2024-Hou floater Series 2024-HOU Class B, CME Term SOFR 1 Month Index + 2.090% 6.7% 6/15/39 (b)(c)(d)	1,070,000	1,066,093
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 5.8174% 7/20/32 (b)(c)(d)	4,000,000	4,007,208
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C28 Class A3, 3.29% 5/15/48	1,100,109	1,092,523
Series 2015-NXS2 Class A2, 3.02% 7/15/58	76,633	76,174
Wells Fargo Commercial Mtg Trust 2024-G floater Series 2024-GRP Class A, CME Term SOFR 1 Month Index + 1.790% 6.4006% 10/15/41 (b)(c)(d)	1,060,000	1,059,596
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $78,364,505)		76,734,559

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Citibank NA 5.438% 4/30/26	5,000,000	5,051,329
Goldman Sachs Bank U.S.A. 5.283% 3/18/27 (c)	3,100,000	3,120,069
TOTAL BANK NOTES (Cost $8,118,793)		8,171,398

Commercial Paper - 0.3%
	Principal Amount (a)	Value ($)
Brunswick Corp. 0% 12/2/24	2,470,000	2,469,021
Conagra Brands, Inc. 0% 12/10/24	2,470,000	2,466,289
Constellation Brands, Inc. 0% 12/10/24	2,465,000	2,461,252
Crown Castle, Inc. 0% 12/3/24	2,455,000	2,453,646
FMC Corp. 0% 12/23/24	2,445,000	2,436,287
TOTAL COMMERCIAL PAPER (Cost $12,289,948)		12,286,495

Short-Term Funds - 55.6%
	Shares	Value ($)
Short-Term Funds - 55.6%
Baird Short-Term Bond Fund - Institutional Class	17,762,056	168,561,910
Baird Ultra Short Bond Fund Institutional Class	37,806,321	382,978,030
BlackRock Ultra Short-Term Bond ETF	2,849,382	144,321,198
Fidelity SAI Short-Term Bond Fund (h)	8,781,499	85,268,351
iShares 1-3 Year Treasury Bond ETF (i)	1,402,140	115,424,165
iShares Short Treasury Bond ETF (i)	5,928	655,074
JPMorgan Ultra-Short Income ETF (i)	9,223,541	466,618,939
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	24,844,223	248,193,788
PIMCO Short-Term Fund Institutional Class	53,056,806	512,528,743
SPDR Bloomberg 1-3 Month T-Bill ETF (i)	7,212	661,917
T. Rowe Price Ultra Short-Term Bond Fund	64,436,375	326,692,420

TOTAL SHORT-TERM FUNDS (Cost $2,445,053,789)		2,451,904,535

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (j)	6,814,683	6,816,046
Fidelity Investments Money Market Government Portfolio Institutional Class 4.55% (h)(k)	78,544,740	78,544,740
Fidelity Securities Lending Cash Central Fund 4.64% (j)(l)	138,307,783	138,321,614
State Street Institutional U.S. Government Money Market Fund Premier Class 4.59% (k)	8,716,670	8,716,670
TOTAL MONEY MARKET FUNDS (Cost $232,399,070)		232,399,070

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $4,544,011,260)	4,548,760,186
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(139,376,141)
NET ASSETS - 100.0%	4,409,384,045

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	986	Mar 2025	203,223,844	565,045	565,045

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	189	Mar 2025	21,014,438	(107,235)	(107,235)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	86	Mar 2025	9,253,734	(25,419)	(25,419)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	65	Mar 2025	7,461,797	(125,522)	(125,522)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	46	Mar 2025	5,850,625	(93,033)	(93,033)

TOTAL SOLD					(351,209)

TOTAL FUTURES CONTRACTS					213,836
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $575,461,606 or 13.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,072,727.
(h)	Affiliated Fund
(i)	Security or a portion of the security is on loan at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	50,932,775	279,913,878	324,030,645	978,734	38	-	6,816,046	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	202,488,489	2,240,701,041	2,304,867,916	48,731	-	-	138,321,614	0.5%
Total	253,421,264	2,520,614,919	2,628,898,561	1,027,465	38	-	145,137,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 4.55%	26,804,765	251,860,772	200,120,797	456,626	-	-	78,544,740
Fidelity SAI Short-Term Bond Fund	120,580,207	2,235,965	39,062,111	2,235,744	(1,056,818)	2,571,108	85,268,351
	147,384,972	254,096,737	239,182,908	2,692,370	(1,056,818)	2,571,108	163,813,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	813,712,879	-	813,712,879	-

U.S. Government and Government Agency Obligations	494,361,985	-	494,361,985	-

U.S. Government Agency - Mortgage Securities	45,335,596	-	45,335,596	-

Asset-Backed Securities	377,156,251	-	377,156,251	-

Collateralized Mortgage Obligations	36,697,418	-	36,697,418	-

Commercial Mortgage Securities	76,734,559	-	76,734,559	-

Bank Notes	8,171,398	-	8,171,398	-

Commercial Paper	12,286,495	-	12,286,495	-

Short-Term Funds	2,451,904,535	2,451,904,535	-	-

Money Market Funds	232,399,070	232,399,070	-	-
Total Investments in Securities:	4,548,760,186	2,684,303,605	1,864,456,581	-
Derivative Instruments: Assets
Futures Contracts	565,045	565,045	-	-
Total Assets	565,045	565,045	-	-
Liabilities
Futures Contracts	(351,209)	(351,209)	-	-
Total Liabilities	(351,209)	(351,209)	-	-
Total Derivative Instruments:	213,836	213,836	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	565,045	(351,209)
Total Interest Rate Risk	565,045	(351,209)
Total Value of Derivatives	565,045	(351,209)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $135,207,488) - See accompanying schedule:
Unaffiliated issuers (cost $4,232,892,943)	$4,239,809,435
Fidelity Central Funds (cost $145,137,660)	145,137,660
Other affiliated issuers (cost $165,980,657)	163,813,091

Total Investment in Securities (cost $4,544,011,260)		$4,548,760,186
Foreign currency held at value (cost $334)		340
Receivable for investments sold		3,785,871
Receivable for fund shares sold		2,742,099
Interest receivable		11,595,362
Distributions receivable from Fidelity Central Funds		99,862
Prepaid expenses		2,993
Other receivables		111,999
Total assets		4,567,098,712
Liabilities
Payable to custodian bank	$74,169
Payable for investments purchased
Regular delivery	10,886,968
Delayed delivery	1,612,396
Payable for fund shares redeemed	4,475,410
Distributions payable	2,037,976
Accrued management fee	137,349
Payable for daily variation margin on futures contracts	8,570
Other payables and accrued expenses	182,754
Collateral on securities loaned	138,299,075
Total liabilities		157,714,667
Net Assets		$4,409,384,045
Net Assets consist of:
Paid in capital		$4,481,290,017
Total accumulated earnings (loss)		(71,905,972)
Net Assets		$4,409,384,045
Net Asset Value, offering price and redemption price per share ($4,409,384,045 ÷ 440,851,558 shares)		$10.00
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$63,634,985
Affiliated issuers		2,692,370
Interest		44,873,105
Income from Fidelity Central Funds (including $48,731 from security lending)		1,027,465
Total income		112,227,925
Expenses
Management fee	$6,429,349
Custodian fees and expenses	23,631
Independent trustees' fees and expenses	10,812
Registration fees	40,243
Audit fees	35,906
Legal	2,687
Miscellaneous	9,029
Total expenses before reductions	6,551,657
Expense reductions	(5,653,274)
Total expenses after reductions		898,383
Net Investment income (loss)		111,329,542
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,541,437
Fidelity Central Funds	38
Other affiliated issuers	(1,056,818)
Futures contracts	418,380
Total net realized gain (loss)		3,903,037
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	18,501,928
Affiliated issuers	2,571,108
Assets and liabilities in foreign currencies	(9)
Futures contracts	57,359
Total change in net unrealized appreciation (depreciation)		21,130,386
Net gain (loss)		25,033,423
Net increase (decrease) in net assets resulting from operations		$136,362,965
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111,329,542	$204,006,163
Net realized gain (loss)	3,903,037	(15,095,074)
Change in net unrealized appreciation (depreciation)	21,130,386	48,314,533
Net increase (decrease) in net assets resulting from operations	136,362,965	237,225,622
Distributions to shareholders	(104,168,165)	(195,180,850)

Share transactions
Proceeds from sales of shares	959,637,610	1,947,120,512
Reinvestment of distributions	90,240,569	158,239,948
Cost of shares redeemed	(1,265,611,569)	(1,876,623,334)

Net increase (decrease) in net assets resulting from share transactions	(215,733,390)	228,737,126
Total increase (decrease) in net assets	(183,538,590)	270,781,898

Net Assets
Beginning of period	4,592,922,635	4,322,140,737
End of period	$4,409,384,045	$4,592,922,635

Other Information
Shares
Sold	96,080,181	196,758,095
Issued in reinvestment of distributions	9,035,228	16,012,440
Redeemed	(126,771,870)	(189,967,704)
Net increase (decrease)	(21,656,461)	22,802,831

Financial Highlights
Strategic Advisers® Short Duration Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.83	$9.89	$10.13	$10.06	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.249	.474	.296	.075	.106	.229
Net realized and unrealized gain (loss)	.054	.081	(.052)	(.230)	.081	.020
Total from investment operations	.303	.555	.244	(.155)	.187	.249
Distributions from net investment income	(.233)	(.451)	(.304)	(.085)	(.112)	(.229)
Distributions from net realized gain	-	(.004)	-	-	(.005)	-
Total distributions	(.233)	(.455)	(.304)	(.085)	(.117)	(.229)
Net asset value, end of period	$10.00	$9.93	$9.83	$9.89	$10.13	$10.06
Total Return C,D	3.08%	5.76%	2.52%	(1.54)%	1.86%	2.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29% G	.29%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.04 % G	.04%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.04% G	.04%	.05%	.05%	.05%	.05%
Net investment income (loss)	4.98% G	4.80%	3.01%	.74%	1.05%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$4,409,384	$4,592,923	$4,322,141	$5,779,380	$6,180,788	$8,049,040
Portfolio turnover rate H	67 % G	59%	49%	43%	102%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Short Duration Fund	$111,995

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,546,626
Gross unrealized depreciation	(16,811,273)
Net unrealized appreciation (depreciation)	$9,735,353
Tax cost	$4,539,238,669

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(22,600,937)
Long-term	(75,065,377)
Total capital loss carryforward	$(97,666,314)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Short Duration Fund	1,042,355,208	1,281,641,025
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM or an affiliate, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM or an affiliate pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Short Duration Fund	851

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers Short Duration Fund	2,997
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Short Duration Fund	5,385	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $5,571,188. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $56,305.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25,781.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Short Duration Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, T. Rowe Price International Ltd., and T. Rowe Price Hong Kong Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund.  Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended December 31, 2023 and above the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of the mapped group for the 12-month period ended December 31, 2023 and below the median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.934461.112
ASD-SANN-0125
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Fidelity® Emerging Markets Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 51.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.1%
HKT Trust/HKT Ltd. unit	1,320,000	1,640,668
KT Corp.	903,137	31,741,517
		33,382,185
Entertainment - 0.2%
International Games Systems Co. Ltd.	276,000	8,224,415
Sea Ltd. ADR Class A (a)	166,000	18,890,800
Tencent Music Entertainment Group ADR	812,100	9,266,061
		36,381,276
Interactive Media & Services - 3.5%
NAVER Corp.	232,370	34,596,192
Nebius Group NV Series A (a)(b)	563,600	12,393,564
Tencent Holdings Ltd.	12,438,425	642,360,847
Webtoon Entertainment, Inc. (b)	556,598	6,835,023
		696,185,626
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L	10,140,284	7,540,564
Bharti Airtel Ltd.	3,350,135	64,618,816
Far EasTone Telecommunications Co. Ltd.	2,431,000	6,749,468
MTN Group Ltd.	7,577,763	34,002,938
		112,911,786
TOTAL COMMUNICATION SERVICES		878,860,873
CONSUMER DISCRETIONARY - 8.7%
Automobile Components - 0.3%
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,027,200	15,681,817
(H Shares) (c)	568,000	3,821,954
Hyundai Mobis	224,020	38,584,303
		58,088,074
Automobiles - 0.6%
BYD Co. Ltd. (H Shares)	1,101,598	36,336,191
Eicher Motors Ltd.	331,299	18,948,794
Ferrari NV	17,000	7,380,720
Hyundai Motor Co. Ltd.	266,721	42,047,026
Hyundai Motor India Ltd.	215,017	4,895,984
Hyundai Motor India Ltd. (k)	60,701	1,382,175
Li Auto, Inc. Class A (a)	490,913	5,814,109
		116,804,999
Broadline Retail - 3.2%
Alibaba Group Holding Ltd.	12,906,473	140,954,783
Alibaba Group Holding Ltd. sponsored ADR	317,559	27,745,130
Allegro.eu SA (a)(c)	1,990,428	14,102,674
Coupang, Inc. Class A (a)	266,951	6,769,877
JD.com, Inc.:
Class A	292,000	5,458,354
sponsored ADR	2,113,630	79,007,489
MercadoLibre, Inc. (a)	9,373	18,606,998
Naspers Ltd. Class N	679,960	154,273,117
PDD Holdings, Inc. ADR (a)	1,703,027	164,444,287
Vipshop Holdings Ltd. ADR	2,034,980	28,103,074
		639,465,783
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc.	5,581,100	32,868,401
New Oriental Education & Technology Group, Inc. sponsored ADR	436,590	25,461,929
		58,330,330
Hotels, Restaurants & Leisure - 2.6%
MakeMyTrip Ltd. (a)(b)	415,392	47,662,078
Meituan Class B (a)(c)	11,136,613	234,907,706
OPAP SA	831,695	13,631,641
Shangri-La Asia Ltd.	35,320,000	24,560,566
Trip.com Group Ltd. (a)	44,450	2,889,412
Trip.com Group Ltd. ADR (a)	1,303,052	84,242,312
Yum China Holdings, Inc.	933,182	43,439,622
Zomato Ltd. (a)	23,503,677	78,131,016
		529,464,353
Household Durables - 0.9%
Chervon Holdings Ltd.	165,800	361,435
Haier Smart Home Co. Ltd.	20,287,492	68,235,406
Haier Smart Home Co. Ltd. (A Shares)	24,601,897	96,820,281
Midea Group Co. Ltd.:
(A Shares)	240,458	2,339,985
(H Shares)	795,039	7,086,884
		174,843,991
Specialty Retail - 0.1%
MR DIY Group M Sdn Bhd (c)	13,189,798	5,380,518
Pepkor Holdings Ltd. (c)	9,826,963	14,592,561
		19,973,079
Textiles, Apparel & Luxury Goods - 0.7%
Anta Sports Products Ltd.	3,681,200	36,386,154
ECLAT Textile Co. Ltd.	3,362,000	55,310,897
Hermes International SCA	5,800	12,656,695
Li Ning Co. Ltd.	3,939,500	8,081,545
Samsonite International SA (c)	5,797,200	15,647,969
Shenzhou International Group Holdings Ltd.	760,408	5,815,460
		133,898,720
TOTAL CONSUMER DISCRETIONARY		1,730,869,329
CONSUMER STAPLES - 3.0%
Beverages - 0.9%
Becle S.A.B. de CV (b)	2,956,000	3,787,409
China Resources Beverage Holdings Co. Ltd.	1,779,066	2,574,844
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	648,261	57,948,051
Kweichow Moutai Co. Ltd. (A Shares)	312,641	66,300,635
Tsingtao Brewery Co. Ltd.:
(A Shares)	199,982	2,023,796
(H Shares)	2,570,006	16,087,313
Wuliangye Yibin Co. Ltd. (A Shares)	1,274,897	26,006,377
		174,728,425
Consumer Staples Distribution & Retail - 1.3%
Atacadao SA	2,808,700	3,015,590
BBB Foods, Inc. (b)	263,400	7,433,148
BGF Retail Co. Ltd.	114,219	8,882,197
Bim Birlesik Magazalar A/S JSC	611,766	8,348,896
CP ALL PCL (For. Reg.)	3,612,016	6,460,839
Dino Polska SA (a)(c)	96,300	9,152,004
Raia Drogasil SA	3,762,340	14,969,821
Shoprite Holdings Ltd.	3,095,297	50,983,259
Wal-Mart de Mexico SA de CV Series V	53,213,547	141,526,925
		250,772,679
Food Products - 0.6%
China Mengniu Dairy Co. Ltd.	9,151,000	19,972,234
Gruma S.A.B. de CV Series B	2,548,776	43,546,169
PT Indofood CBP Sukses Makmur Tbk	19,143,600	14,449,220
PT Indofood Sukses Makmur Tbk	41,472,300	19,859,984
Tiger Brands Ltd.	1,574,432	22,191,121
Uni-President Enterprises Corp.	807,000	2,108,055
		122,126,783
Tobacco - 0.2%
ITC Ltd.	2,243,587	12,671,857
KT&G Corp.	379,464	33,220,039
		45,891,896
TOTAL CONSUMER STAPLES		593,519,783
ENERGY - 1.7%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co. PJSC	38,902,078	56,027,550
Oil, Gas & Consumable Fuels - 1.4%
Adnoc Gas PLC	50,542,900	48,161,650
Cameco Corp.	204,700	12,166,056
China Merchants Energy Shipping Co. Ltd. (A Shares)	3,190,875	2,790,634
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	770,000	586,902
Gazprom OAO (a)(d)	5,946,277	59
Gaztransport et Technigaz SA	156,245	22,735,909
LUKOIL PJSC (a)(d)	345,667	0
LUKOIL PJSC sponsored ADR (a)(d)	499,400	5
Paladin Energy Ltd. (Australia) (a)	3,729,411	18,630,870
Petroleo Brasileiro SA - Petrobras:
(ON)	818,750	5,834,995
sponsored ADR	4,189,608	59,827,602
PTT Exploration and Production PCL (For. Reg.)	1,999,406	7,447,057
Reliance Industries Ltd.	5,907,703	90,552,182
Saudi Arabian Oil Co. (c)	776,700	5,675,002
		274,408,923
TOTAL ENERGY		330,436,473
FINANCIALS - 11.6%
Banks - 8.6%
Absa Group Ltd.	805,504	7,751,013
Abu Dhabi Commercial Bank PJSC	3,230,800	8,813,552
Al Rajhi Bank	2,591,025	62,829,029
Alinma Bank	1,329,924	9,841,062
Axis Bank Ltd.	3,480,220	46,891,294
Axis Bank Ltd. sponsored GDR (Reg. S)	357,607	23,959,669
Banco Bradesco SA	457,905	843,998
Banco del Bajio SA (c)	2,490,700	5,275,362
Bank of Chengdu Co. Ltd. (A Shares)	2,224,200	4,906,494
Capitec Bank Holdings Ltd.	207,972	37,746,089
China Construction Bank Corp. (H Shares)	123,191,404	93,140,039
China Merchants Bank Co. Ltd. (H Shares)	10,290,975	46,626,847
CIMB Group Holdings Bhd	30,233,052	56,108,925
Credicorp Ltd. (United States) (b)	544,113	100,916,638
CTBC Financial Holding Co. Ltd.	2,213,000	2,557,266
Eurobank Ergasias Services and Holdings SA	5,394,884	11,440,637
Grupo Financiero Banorte S.A.B. de CV	5,555,908	37,268,459
Hana Financial Group, Inc.	135,468	6,075,946
HDFC Bank Ltd.	9,265,513	197,504,607
HDFC Bank Ltd. sponsored ADR	1,316,340	87,878,858
ICICI Bank Ltd.	7,984,630	122,712,872
ICICI Bank Ltd. sponsored ADR	2,657,747	81,194,171
Industrial & Commercial Bank of China Ltd. (H Shares)	13,890,000	8,141,183
Inter & Co., Inc. (depository receipt) unit (a)	4,383,380	20,041,681
KB Financial Group, Inc.	386,875	26,724,609
Kotak Mahindra Bank Ltd.	385,400	8,065,436
National Bank of Greece SA	8,609,475	60,647,686
Nu Holdings Ltd. Class A (a)	7,134,317	89,392,992
OTP Bank PLC	1,684,690	91,256,334
Piraeus Financial Holdings SA	4,225,471	15,537,444
Powszechna Kasa Oszczednosci Bank SA	6,168,787	84,923,272
PT Bank Central Asia Tbk	242,100,162	153,556,745
PT Bank Mandiri (Persero) Tbk	45,677,147	17,760,082
Sberbank of Russia (a)(d)	3,314,825	0
Sberbank of Russia:
(RTSX) (a)(d)	617,111	6
sponsored ADR (a)(d)	1,653,549	17
Standard Bank Group Ltd.	5,234,746	69,052,723
The Saudi National Bank	1,650,864	14,259,239
		1,711,642,276
Capital Markets - 0.5%
360 ONE WAM Ltd.	1,078,700	14,264,366
Banco BTG Pactual SA unit	11,327,142	56,628,180
VEF AB (a)	11,679,700	2,298,848
XP, Inc. Class A	1,187,304	16,076,096
		89,267,490
Consumer Finance - 0.5%
Bajaj Finance Ltd.	162,100	12,632,886
Five Star Business Finance Ltd. (a)	2,047,712	15,915,543
Kaspi.KZ JSC ADR	741,516	78,897,302
		107,445,731
Financial Services - 0.5%
Chailease Holding Co. Ltd.	3,544,719	13,001,805
FirstRand Ltd.	19,730,138	84,654,833
		97,656,638
Insurance - 1.5%
AIA Group Ltd.	6,414,400	48,297,865
China Life Insurance Co. Ltd. (H Shares)	54,974,861	104,014,133
Fubon Financial Holding Co. Ltd.	2,508,350	6,837,748
HDFC Standard Life Insurance Co. Ltd. (c)	3,044,147	23,724,785
OUTsurance Group Ltd.	1,328,140	4,789,763
PICC Property & Casualty Co. Ltd. (H Shares)	20,080,000	30,403,907
Ping An Insurance Group Co. of China Ltd. (H Shares)	9,360,411	54,438,123
Samsung Fire & Marine Insurance Co. Ltd.	48,628	13,760,322
SBI Life Insurance Co. Ltd. (c)	508,700	8,669,279
		294,935,925
TOTAL FINANCIALS		2,300,948,060
HEALTH CARE - 1.8%
Biotechnology - 0.3%
BioNTech SE ADR (a)	61,400	7,269,146
Innovent Biologics, Inc. (a)(c)	3,620,267	17,938,470
Zai Lab Ltd. ADR (a)	902,100	26,025,585
		51,233,201
Health Care Equipment & Supplies - 0.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	919,326	33,317,355
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd.	145,251	11,741,852
Bumrungrad Hospital PCL (For. Reg.)	464,500	2,823,012
Hapvida Participacoes e Investimentos SA (a)(c)	13,593,265	5,964,336
Max Healthcare Institute Ltd.	3,031,004	35,183,428
		55,712,628
Life Sciences Tools & Services - 0.4%
Samsung Biologics Co. Ltd. (a)(c)	46,092	32,366,150
WuXi AppTec Co. Ltd. (H Shares) (c)	7,008,600	42,384,914
		74,751,064
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co. Ltd. (c)	24,062,000	59,691,080
Mankind Pharma Ltd. (a)	656,877	19,930,516
Richter Gedeon PLC	1,891,713	50,339,715
		129,961,311
TOTAL HEALTH CARE		344,975,559
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.7%
Hindustan Aeronautics Ltd.	1,021,309	54,243,419
Korea Aerospace Industries Ltd.	1,839,502	77,307,445
		131,550,864
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	1,594,300	6,345,012
Commercial Services & Supplies - 0.0%
Tuhu Car, Inc. (a)(c)	1,201,800	3,313,446
Construction & Engineering - 0.4%
Larsen & Toubro Ltd.	1,842,713	81,322,654
Electrical Equipment - 0.8%
Contemporary Amperex Technology Co. Ltd.	2,071,152	75,383,310
Dongfang Electric Corp. Ltd.:
(A Shares)	433,988	913,998
(H Shares)	826,800	993,648
Sieyuan Electric Co. Ltd. (A Shares)	1,676,996	18,043,416
Voltronic Power Technology Corp.	120,000	6,840,906
Weg SA	5,274,283	47,143,156
		149,318,434
Ground Transportation - 0.3%
Full Truck Alliance Co. Ltd. ADR	1,812,162	18,139,742
Localiza Rent a Car SA	4,858,416	29,731,232
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	18,005,627	16,967,808
		64,838,782
Industrial Conglomerates - 0.1%
SK Square Co. Ltd. (a)	207,246	11,090,854
Machinery - 1.2%
Airtac International Group	715,380	17,510,289
Hd Hyundai Mipo (a)	478,750	43,252,463
HIWIN Technologies Corp.	6,188,112	44,336,200
Huaming Power Equipement Co. Ltd.	678,580	1,602,730
Jiangsu Hengli Hydraulic Co. Ltd.	860,900	6,333,952
Samsung Heavy Industries Co. Ltd. (a)	3,063,360	25,613,350
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	347,188	2,126,523
Shenzhen Inovance Technology Co. Ltd. (A Shares)	9,067,990	76,020,395
Sinotruk Hong Kong Ltd.	3,654,659	10,123,124
Techtronic Industries Co. Ltd.	985,000	13,876,093
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares) (a)	598,700	1,964,689
		242,759,808
Marine Transportation - 0.1%
Pacific Basin Shipping Ltd.	102,516,400	24,377,293
Professional Services - 0.2%
Computer Age Management Services Private Ltd.	380,077	22,237,577
TaskUs, Inc. (a)(b)	291,900	4,279,254
		26,516,831
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (c)	191,800	1,482,875
Transportation Infrastructure - 0.4%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,144,339	40,214,348
International Container Terminal Services, Inc.	3,844,803	24,252,394
TAV Havalimanlari Holding A/S (a)	2,239,528	17,702,184
		82,168,926
TOTAL INDUSTRIALS		825,085,779
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.0%
Accton Technology Corp.	345,000	7,047,102
Electronic Equipment, Instruments & Components - 0.8%
Delta Electronics, Inc.	83,000	984,405
E Ink Holdings, Inc.	1,992,499	17,445,777
Elite Material Co. Ltd.	1,217,000	17,712,941
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,820,373	65,917,061
Lotes Co. Ltd.	79,000	4,400,392
Yageo Corp.	3,564,222	56,942,610
		163,403,186
IT Services - 1.1%
Coforge Ltd.	174,396	17,976,124
Globant SA (a)(b)	45,200	10,294,752
HCL Technologies Ltd.	576,214	12,627,999
Infosys Ltd.	1,483,437	32,680,450
Infosys Ltd. sponsored ADR (b)	339,513	7,493,052
Tata Consultancy Services Ltd.	2,801,722	141,755,448
		222,827,825
Semiconductors & Semiconductor Equipment - 7.7%
Alchip Technologies Ltd.	350,704	24,106,209
ASML Holding NV (Netherlands)	31,802	21,730,599
ASPEED Tech, Inc.	45,000	5,738,459
BE Semiconductor Industries NV	48,600	5,803,460
Disco Corp.	28,100	7,678,755
eMemory Technology, Inc.	73,000	6,645,791
Gudeng Precision Industrial Co. Ltd.	149,000	2,304,116
Jentech Precision Industrial Co. Ltd.	91,000	3,913,393
MediaTek, Inc.	1,236,370	48,563,061
NAURA Technology Group Co. Ltd.	651,300	37,544,859
NVIDIA Corp.	333,600	46,120,200
SK Hynix, Inc.	620,349	72,441,564
Taiwan Semiconductor Manufacturing Co. Ltd.	36,702,344	1,144,088,151
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	483,249	89,236,760
		1,515,915,377
Software - 0.1%
Insyde Software Corp.	364,000	5,304,207
Totvs SA	1,204,200	5,461,810
		10,766,017
Technology Hardware, Storage & Peripherals - 2.6%
ASUSTeK Computer, Inc.	251,000	4,580,470
Samsung Electronics Co. Ltd.	10,509,729	413,354,986
Samsung Electronics Co. Ltd. GDR (Reg. S)	18,488	18,136,728
Xiaomi Corp. Class B (a)(c)	22,008,048	79,208,705
		515,280,889
TOTAL INFORMATION TECHNOLOGY		2,435,240,396
MATERIALS - 2.7%
Chemicals - 0.2%
PhosAgro PJSC (a)(d)	88,909	0
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	1	0
sponsored GDR (Reg. S) (a)(d)	1,718	0
Sabic Agriculture-Nutrients Co.	166,700	4,916,383
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	3,814,300	9,819,489
Solar Industries India Ltd.	191,584	24,268,681
		39,004,553
Construction Materials - 0.2%
Anhui Conch Cement Co. Ltd.:
(A Shares)	1,006,487	3,576,349
(H Shares)	1,881,500	4,909,312
JK Cement Ltd.	586,700	29,746,217
Ultratech Cement Ltd.	44,800	5,943,904
		44,175,782
Metals & Mining - 2.3%
African Rainbow Minerals Ltd. (b)	1,069,162	9,434,752
AngloGold Ashanti PLC (b)	1,008,672	25,156,280
Antofagasta PLC	2,239,300	48,510,989
China Hongqiao Group Ltd.	504,500	735,351
Endeavour Mining PLC	344,972	6,857,306
First Quantum Minerals Ltd. (a)	690,387	9,448,102
Gerdau SA sponsored ADR	21,474,786	72,155,281
Grupo Mexico SA de CV Series B	13,176,637	64,615,358
Impala Platinum Holdings Ltd. (a)	10,558,572	60,128,383
Ivanhoe Mines Ltd. (a)	672,454	9,121,032
Jindal Steel & Power Ltd.	1,300,939	13,990,963
Northam Platinum Holdings Ltd.	1,911,294	11,992,355
Southern Copper Corp.	19,710	1,977,899
Tata Steel Ltd.	3,987,160	6,834,416
Vale SA	287,114	2,819,222
Vale SA sponsored ADR	4,962,037	48,925,685
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,339,500	1,955,877
Zijin Mining Group Co. Ltd. (H Shares)	24,372,452	46,802,626
		441,461,877
TOTAL MATERIALS		524,642,212
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Prologis Property Mexico SA (b)	1,847,600	5,523,907
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	31,652,913	15,460,547
China Overseas Land and Investment Ltd.	2,968,000	5,089,090
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	288,442	6,951,452
Emaar Properties PJSC	5,067,784	13,176,335
KE Holdings, Inc. ADR	882,772	16,640,252
		57,317,676
TOTAL REAL ESTATE		62,841,583
UTILITIES - 0.3%
Electric Utilities - 0.1%
Equatorial Energia SA	1,473,700	7,441,000
Power Grid Corp. of India Ltd.	3,038,400	11,849,459
Tenaga Nasional Bhd	2,727,454	8,383,124
		27,673,583
Independent Power and Renewable Electricity Producers - 0.2%
NTPC Ltd.	8,606,395	37,121,727
TOTAL UTILITIES		64,795,310
TOTAL COMMON STOCKS (Cost $9,121,266,879)		10,092,215,357

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
FINANCIALS - 0.3%
Banks - 0.3%
Itau Unibanco Holding SA	12,502,474	67,304,071
Sberbank of Russia (a)(d)	2,462,434	25
Sberbank of Russia (Russia) (a)(d)	3,791,522	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $88,969,391)		67,304,096

Equity Funds - 41.7%
	Shares	Value ($)
Diversified Emerging Markets Funds - 41.7%
Fidelity Advisor China Region Fund Class Z (e)	3,855,672	149,561,533
Fidelity Advisor Emerging Markets Fund Class Z (e)	25,371,279	986,942,753
Fidelity SAI Emerging Markets Index Fund (e)	115,938,387	1,619,659,271
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	101,924,433	1,182,323,428
Fidelity SAI Emerging Markets Value Index Fund (e)	317,167,517	4,326,164,939

TOTAL EQUITY FUNDS (Cost $7,677,203,272)		8,264,651,924

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 12/12/24 to 2/27/25 (g) (Cost $33,994,851)	34,130,000	34,000,704

Money Market Funds - 7.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (h)	309,402,041	309,463,922
Fidelity Securities Lending Cash Central Fund 4.64% (h)(i)	84,620,422	84,628,884
Invesco Government & Agency Portfolio Institutional Class 4.57% (j)	1,017,607,357	1,017,607,357
TOTAL MONEY MARKET FUNDS (Cost $1,411,680,020)		1,411,700,163

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $18,333,114,413)	19,869,872,244
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(64,516,967)
NET ASSETS - 100.0%	19,805,355,277

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	17,918	Dec 2024	977,068,540	(21,070,231)	(21,070,231)

The notional amount of futures purchased as a percentage of Net Assets is 4.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $676,560,497.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $583,299,790 or 2.9% of net assets.

(d)	Level 3 security
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,127,403.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $1,382,175 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	209,626,067	2,613,161,120	2,513,322,485	7,622,038	(780)	-	309,463,922	0.6%
Fidelity Securities Lending Cash Central Fund 4.64%	76,498,227	638,885,692	630,755,035	351,247	-	-	84,628,884	0.3%
Total	286,124,294	3,252,046,812	3,144,077,520	7,973,285	(780)	-	394,092,806

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor China Region Fund Class Z	122,101,614	15,999,999	-	-	-	11,459,920	149,561,533
Fidelity Advisor Emerging Markets Fund Class Z	1,610,032,951	327,000,000	1,042,505,854	-	(42,266,935)	134,682,591	986,942,753
Fidelity SAI Emerging Markets Index Fund	1,655,648,109	482,652,388	611,991,224	-	94,335,057	(985,059)	1,619,659,271
Fidelity SAI Emerging Markets Low Volatility Index Fund	860,206,966	282,999,999	-	-	-	39,116,463	1,182,323,428
Fidelity SAI Emerging Markets Value Index Fund	3,078,907,445	1,148,000,000	-	-	-	99,257,494	4,326,164,939
	7,326,897,085	2,256,652,386	1,654,497,078	-	52,068,122	283,531,409	8,264,651,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	878,860,873	56,566,680	822,294,193	-
Consumer Discretionary	1,730,869,329	675,016,493	1,055,852,836	-
Consumer Staples	593,519,783	328,362,404	265,157,379	-
Energy	330,436,473	211,015,666	119,420,743	64
Financials	2,368,252,156	1,189,732,569	1,178,519,539	48
Health Care	344,975,559	209,613,246	135,362,313	-
Industrials	825,085,779	228,344,203	596,741,576	-
Information Technology	2,435,240,396	182,546,762	2,252,693,634	-
Materials	524,642,212	348,906,703	175,735,509	-
Real Estate	62,841,583	47,381,036	15,460,547	-
Utilities	64,795,310	7,441,000	57,354,310	-

Equity Funds	8,264,651,924	8,264,651,924	-	-

Other Short-Term Investments	34,000,704	-	34,000,704	-

Money Market Funds	1,411,700,163	1,411,700,163	-	-
Total Investments in Securities:	19,869,872,244	13,161,278,849	6,708,593,283	112
Derivative Instruments: Liabilities
Futures Contracts	(21,070,231)	(21,070,231)	-	-
Total Liabilities	(21,070,231)	(21,070,231)	-	-
Total Derivative Instruments:	(21,070,231)	(21,070,231)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(21,070,231)
Total Equity Risk	0	(21,070,231)
Total Value of Derivatives	0	(21,070,231)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $82,852,301) - See accompanying schedule:
Unaffiliated issuers (cost $10,261,838,478)	$11,211,127,514
Fidelity Central Funds (cost $394,072,663)	394,092,806
Other affiliated issuers (cost $7,677,203,272)	8,264,651,924

Total Investment in Securities (cost $18,333,114,413)		$19,869,872,244
Foreign currency held at value (cost $698,360)		696,118
Receivable for investments sold		63,975,440
Receivable for fund shares sold		33,390,427
Dividends receivable		5,905,201
Interest receivable		3,199,079
Distributions receivable from Fidelity Central Funds		1,199,025
Receivable for daily variation margin on futures contracts		8,779,820
Prepaid expenses		8,895
Other receivables		1,654,377
Total assets		19,988,680,626
Liabilities
Payable to custodian bank	$3,835,779
Payable for investments purchased	61,121,386
Payable for fund shares redeemed	7,035,166
Accrued management fee	3,044,199
Deferred taxes	22,229,744
Other payables and accrued expenses	1,431,248
Collateral on securities loaned	84,627,827
Total liabilities		183,325,349
Net Assets		$19,805,355,277
Net Assets consist of:
Paid in capital		$19,437,049,590
Total accumulated earnings (loss)		368,305,687
Net Assets		$19,805,355,277
Net Asset Value, offering price and redemption price per share ($19,805,355,277 ÷ 1,585,671,242 shares)		$12.49
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$144,413,292
Interest		959,598
Income from Fidelity Central Funds (including $351,247 from security lending)		7,973,285
Income before foreign taxes withheld		$153,346,175
Less foreign taxes withheld		(12,612,934)
Total income		140,733,241
Expenses
Management fee	$38,050,738
Custodian fees and expenses	991,249
Independent trustees' fees and expenses	41,119
Registration fees	1,063,783
Audit fees	44,903
Legal	8,746
Miscellaneous	28,772
Total expenses before reductions	40,229,310
Expense reductions	(22,452,587)
Total expenses after reductions		17,776,723
Net Investment income (loss)		122,956,518
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $12,559,537)	(150,457,399)
Fidelity Central Funds	(780)
Other affiliated issuers	52,068,122
Foreign currency transactions	(6,884,393)
Futures contracts	87,701,965
Total net realized gain (loss)		(17,572,485)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,707,723)	93,837,870
Affiliated issuers	283,531,409
Assets and liabilities in foreign currencies	(344,889)
Futures contracts	(23,314,605)
Total change in net unrealized appreciation (depreciation)		353,709,785
Net gain (loss)		336,137,300
Net increase (decrease) in net assets resulting from operations		$459,093,818
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$122,956,518	$295,419,871
Net realized gain (loss)	(17,572,485)	(212,585,574)
Change in net unrealized appreciation (depreciation)	353,709,785	1,602,775,331
Net increase (decrease) in net assets resulting from operations	459,093,818	1,685,609,628
Distributions to shareholders	(71,107,081)	(287,946,627)

Share transactions
Proceeds from sales of shares	6,322,945,198	6,926,016,382
Reinvestment of distributions	70,942,299	267,873,293
Cost of shares redeemed	(2,041,738,483)	(1,906,066,597)

Net increase (decrease) in net assets resulting from share transactions	4,352,149,014	5,287,823,078
Total increase (decrease) in net assets	4,740,135,751	6,685,486,079

Net Assets
Beginning of period	15,065,219,526	8,379,733,447
End of period	$19,805,355,277	$15,065,219,526

Other Information
Shares
Sold	500,507,998	602,514,563
Issued in reinvestment of distributions	5,444,536	23,271,522
Redeemed	(157,054,786)	(164,253,174)
Net increase (decrease)	348,897,748	461,532,911

Financial Highlights
Strategic Advisers® Fidelity® Emerging Markets Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$10.81	$11.81	$15.70	$10.32	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.09	.31	.29	.26	.15	.26 C
Net realized and unrealized gain (loss)	.27	1.39	(1.03)	(3.50)	5.34	(.39)
Total from investment operations	.36	1.70	(.74)	(3.24)	5.49	(.13)
Distributions from net investment income	(.05)	(.33)	(.26)	(.24)	(.11)	(.26)
Distributions from net realized gain	-	-	-	(.40)	-	-
Total distributions	(.05)	(.33)	(.26)	(.65) D	(.11)	(.26)
Net asset value, end of period	$12.49	$12.18	$10.81	$11.81	$15.70	$10.32
Total Return E,F	2.96%	15.88%	(6.28)%	(21.40)%	53.25%	(1.58)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.45%	.47%	.50%	.51%	.49%
Expenses net of fee waivers, if any	.20 % I	.20%	.22%	.25%	.25%	.24%
Expenses net of all reductions	.20% I	.20%	.22%	.25%	.24%	.23%
Net investment income (loss)	1.38% I	2.69%	2.72%	1.89%	1.05%	2.35% C
Supplemental Data
Net assets, end of period (000 omitted)	$19,805,355	$15,065,220	$8,379,733	$8,996,224	$7,503,942	$2,976,388
Portfolio turnover rate J	45 % I	33%	43%	29%	47%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.80%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Strategic Advisers Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Emerging Markets Fund	$9,134

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,287,140,636
Gross unrealized depreciation	(888,102,650)
Net unrealized appreciation (depreciation)	$1,399,037,986
Tax cost	$18,449,764,027

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(645,412,334)
Long-term	(432,468,912)
Total capital loss carryforward	$(1,077,881,246)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Emerging Markets Fund	8,473,959,153	3,803,938,321
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC and Geode Capital Management, LLC (Geode) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) or Fidelity Diversifying Solutions LLC (FDS) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM, FDS, or an affiliate, as applicable, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM, FDS, or an affiliate, as applicable, pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Strategic Advisers Fidelity Emerging Markets Fund	26,333,855	39,133,881	3,914,334

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	6,418

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity Emerging Markets Fund, in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized loss of $42,266,952 on the Fund's redemptions of Fidelity Emerging Markets Fund, which is included in "Net Realized gain (loss) - Affiliated Issuers" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Emerging Markets Fund	1,042,505,854	(42,266,952)	25,371,279
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	10,904
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Fidelity Emerging Markets Fund	39,608	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $22,295,798. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $126,561.

Through arrangements with the Fund's, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $30,228.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity China Region Fund	14%
Fidelity Emerging Markets Fund	11%
Fidelity SAI Emerging Markets Index Fund	30%
Fidelity SAI Emerging Markets Low Volatility Index Fund	57%
Fidelity SAI Emerging Markets Value Index Fund	71%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 3
To approve sub-advisory agreements among Strategic Advisers, Fidelity Diversifying Solutions LLC (FDS), and the trust, and sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).

	# of Votes	% of Votes
Affirmative	19,560,769,300.60	92.93
Against	658,514,273.07	3.13
Abstain	829,374,437.13	3.94
TOTAL	21,048,658,010.80	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity Emerging Markets Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC (FIAM), FIL Investment Advisors (FIL), and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In addition, the Board approved amendments to the existing fee schedules to the Sub-Advisory Agreements with FIAM (for one mandate) and FIL which resulted in the same or lower fees at all asset levels (Fee Schedule Amendments). The Board also approved an amendment to the Sub-Advisory Agreement with FIAM to add a new mandate (Mandate Amendment and, together with the Fee Schedule Amendments, the Amendments). The Board noted that the new mandate (once funded) is expected to increase the fund's total management fee rate and decrease total net expenses. The Board also noted that no other contract terms are impacted by the Amendments.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendments, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments are in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. In approving the Mandate Amendment, the Board also took into consideration additional information about the new investment mandate provided by Strategic Advisers and FIAM.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group). In connection with the approval of the Mandate Amendment, the Board considered the historical investment performance of FIAM and its portfolio managers in managing an account under a similar investment mandate.

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2023 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9890708.106
STE-SANN-0125
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 48.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	1,809,685	41,912,305
Cellnex Telecom SA (b)	1,038,400	37,287,246
Cogent Communications Group, Inc.	91,990	7,560,658
Deutsche Telekom AG	4,710,800	150,738,016
GCI Liberty, Inc. Class A (Escrow) (c)(d)(e)	206,400	2
Iridium Communications, Inc.	220,900	6,565,148
Liberty Latin America Ltd. Class C (c)	837,320	5,785,881
Verizon Communications, Inc.	524,127	23,239,791
		273,089,047
Entertainment - 0.7%
Cinemark Holdings, Inc. (c)(f)	211,780	7,310,646
Electronic Arts, Inc.	30,880	5,054,130
IMAX Corp. (c)	1,074,300	28,275,576
Live Nation Entertainment, Inc. (c)	477,300	65,986,725
Netflix, Inc. (c)	292,481	259,375,076
Playtika Holding Corp.	49,218	414,416
Roblox Corp. Class A (c)	240,600	12,061,278
Roku, Inc. Class A (c)	175,810	12,136,164
Sea Ltd. ADR Class A (c)	225,600	25,673,280
Spotify Technology SA (c)	101,400	48,363,744
The Walt Disney Co.	4,232,783	497,225,019
TKO Group Holdings, Inc. (c)	296,300	40,877,548
Universal Music Group NV	1,710,883	41,197,282
Warner Bros Discovery, Inc. (c)	422,921	4,432,212
		1,048,383,096
Interactive Media & Services - 2.0%
Alphabet, Inc.:
Class A	2,193,740	370,632,373
Class C	6,794,140	1,158,332,929
Bumble, Inc. Class A (c)	2,122,600	18,445,394
Cars.com, Inc. (c)	506,600	10,066,142
IAC, Inc. Class A (c)	254,560	12,048,325
Match Group, Inc. (c)	946,300	30,981,862
Meta Platforms, Inc. Class A	1,935,041	1,111,332,747
Pinterest, Inc. Class A (c)	933,414	28,301,112
QuinStreet, Inc. (c)	362,400	8,255,472
Snap, Inc. Class A (c)	3,352,011	39,587,250
Yelp, Inc. Class A (c)	169,344	6,472,328
Ziff Davis, Inc. (c)	103,212	6,074,026
		2,800,529,960
Media - 0.5%
Charter Communications, Inc. Class A (c)	19,800	7,859,907
Comcast Corp. Class A	14,933,958	644,997,646
Interpublic Group of Companies, Inc.	378,125	11,650,031
Ipsos SA	23,900	1,116,330
Liberty Broadband Corp.:
Class A (c)	402,725	34,098,726
Class C (c)	128,900	10,974,546
News Corp.:
Class A	46,545	1,366,096
Class B	13,773	441,976
Nexstar Media Group, Inc.	15,165	2,586,997
Pico Far East Holdings Ltd.	1,026,000	238,697
TEGNA, Inc.	425,769	7,991,684
The New York Times Co. Class A	563,619	30,581,967
Thryv Holdings, Inc. (c)	448,245	7,091,236
WPP PLC	720,000	7,875,408
		768,871,247
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (c)(f)	462,100	3,710,663
T-Mobile U.S., Inc.	98,378	24,293,463
		28,004,126
TOTAL COMMUNICATION SERVICES		4,918,877,476
CONSUMER DISCRETIONARY - 3.9%
Automobile Components - 0.2%
Adient PLC (c)	660,600	12,703,338
Akwel	5,700	48,188
Aptiv PLC (c)	682,100	37,877,013
Autoliv, Inc.	320,870	31,804,634
BorgWarner, Inc.	571,956	19,629,530
Brembo N.V.	472,600	4,375,918
Cie Automotive SA	411,580	10,916,923
DaikyoNishikawa Corp.	619,300	2,520,828
Gentex Corp.	580,355	17,735,649
Gentherm, Inc. (c)	81,930	3,449,253
LCI Industries (f)	114,650	13,850,867
Lear Corp.	244,590	23,930,686
Mobileye Global, Inc. Class A (c)(f)	183,838	3,318,276
Patrick Industries, Inc. (f)	220,153	29,586,362
		211,747,465
Automobiles - 0.3%
Ford Motor Co.	1,297,021	14,435,844
General Motors Co.	320,200	17,799,918
Harley-Davidson, Inc.	388,600	13,068,618
Mercedes-Benz Group AG (Germany)	60,500	3,401,267
Rivian Automotive, Inc. Class A (c)(f)	789,700	9,658,031
Stellantis NV	113,700	1,500,840
Tesla, Inc. (c)	1,174,200	405,286,872
		465,151,390
Broadline Retail - 0.9%
Amazon.com, Inc. (c)	5,563,194	1,156,532,401
ASKUL Corp.	340,900	4,249,430
B&M European Value Retail SA	1,426,500	6,296,755
Dillard's, Inc. Class A (f)	8,235	3,649,093
eBay, Inc.	136,700	8,651,743
Etsy, Inc. (c)	204,300	11,207,898
Europris ASA (b)	984,481	5,907,269
Global-e Online Ltd. (c)	102,810	5,374,907
Kohl's Corp. (f)	90,680	1,357,480
Macy's, Inc.	491,400	7,980,336
Max Stock Ltd.	367,700	1,120,546
PDD Holdings, Inc. ADR (c)	170,200	16,434,512
		1,228,762,370
Distributors - 0.0%
Arata Corp.	146,400	2,940,427
Autohellas SA	196,880	2,155,428
Green Cross Holdings Co. Ltd.	28,900	235,079
Inchcape PLC	1,399,689	13,713,964
LKQ Corp.	667,000	26,206,430
		45,251,328
Diversified Consumer Services - 0.2%
ADT, Inc.	1,351,343	10,297,234
Adtalem Global Education, Inc. (c)	26,399	2,413,133
Carriage Services, Inc.	57,020	2,312,161
European Wax Center, Inc. Class A (c)	392,640	2,359,766
Frontdoor, Inc. (c)	195,281	11,443,467
Grand Canyon Education, Inc. (c)	53,700	8,838,483
H&R Block, Inc.	2,405,200	142,580,256
Laureate Education, Inc.	3,848,381	73,119,239
ME Group International PLC	470,283	1,310,521
OneSpaWorld Holdings Ltd.	464,900	8,828,451
Perdoceo Education Corp.	164,687	4,520,658
Service Corp. International (f)	954,116	84,525,136
		352,548,505
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (c)	396,300	53,940,393
Aramark	723,020	29,419,684
Booking Holdings, Inc.	45,767	238,079,019
Boyd Gaming Corp.	42,761	3,157,900
Brinker International, Inc. (c)	85,170	11,265,436
Caesars Entertainment, Inc. (c)	426,300	16,408,287
Carnival Corp. (c)	554,560	14,102,461
Chipotle Mexican Grill, Inc. (c)	41,741	2,567,906
Churchill Downs, Inc.	352,400	50,079,564
Domino's Pizza, Inc.	154,017	73,341,355
Doordash, Inc. (c)	34,494	6,225,477
Dutch Bros, Inc. Class A (c)	790,640	42,481,087
Expedia Group, Inc. Class A (c)	146,481	27,043,322
Flutter Entertainment PLC (c)	98,900	27,195,170
Flutter Entertainment PLC (c)	157,500	43,520,400
Golden Entertainment, Inc.	54,504	1,838,965
Hilton Grand Vacations, Inc. (c)	369,500	15,663,105
Hollywood Bowl Group PLC	696,700	2,836,851
International Game Technology PLC	901,530	17,336,422
Light & Wonder, Inc. Class A (c)	62,669	5,956,062
Marriott International, Inc. Class A	474,800	137,259,932
Marriott Vacations Worldwide Corp.	21,312	2,115,216
McDonald's Corp.	42,196	12,490,438
MGM Resorts International (c)(f)	286,392	10,980,269
MTY Food Group, Inc. (f)	138,000	4,686,904
Noodles & Co. Class A (c)	369,360	251,202
Red Rock Resorts, Inc.	313,660	15,711,229
Restaurant Brands International, Inc.	634,300	44,184,213
Royal Caribbean Cruises Ltd.	23,403	5,711,736
Starbucks Corp.	799,602	81,927,221
Travel+Leisure Co.	21,112	1,179,527
Wendy's Co. (f)	107,625	1,975,995
Yum! Brands, Inc.	389,000	54,047,660
		1,054,980,408
Household Durables - 0.3%
Barratt Developments PLC	1,494,725	8,134,695
Berkeley Group Holdings PLC	434,397	22,957,496
Cavco Industries, Inc. (c)	66,606	34,268,787
Cuckoo Holdings Co. Ltd.	41,065	680,765
D.R. Horton, Inc.	65,513	11,057,284
FJ Next Co. Ltd.	114,900	877,023
Garmin Ltd.	42,203	8,972,358
Helen of Troy Ltd. (c)	192,400	14,108,692
Installed Building Products, Inc. (f)	101,248	23,159,468
KB Home	182,878	15,131,326
Leggett & Platt, Inc.	154,228	1,941,731
LGI Homes, Inc. (c)	47,790	5,232,527
M/I Homes, Inc. (c)	88,972	14,683,049
Mohawk Industries, Inc. (c)	108,561	15,071,524
Newell Brands, Inc.	218,205	2,092,586
Pressance Corp.	285,000	3,518,330
PulteGroup, Inc.	3,384	457,754
SharkNinja, Inc.	193,670	19,473,519
Taylor Morrison Home Corp. (c)	113,368	8,374,494
Tempur Sealy International, Inc.	637,700	35,698,446
Toll Brothers, Inc.	479,971	79,276,810
TopBuild Corp. (c)(f)	125,828	49,153,450
TRI Pointe Homes, Inc. (c)	535,114	23,293,512
Vistry Group PLC (c)	425,663	3,553,125
Whirlpool Corp.	186,652	20,796,766
Worthington Enterprises, Inc.	75,963	3,108,406
		425,073,923
Leisure Products - 0.0%
BRP, Inc. Subordinate Voting Shares	72,400	3,532,994
Brunswick Corp.	351,000	28,259,010
Malibu Boats, Inc. Class A (c)(f)	50,891	2,206,125
		33,998,129
Specialty Retail - 1.0%
Abercrombie & Fitch Co. Class A (c)	79,285	11,868,172
Academy Sports & Outdoors, Inc.	994,027	48,955,830
Advance Auto Parts, Inc. (f)	251,100	10,382,985
America's Car Mart, Inc. (c)	57,290	2,644,506
American Eagle Outfitters, Inc.	285,227	5,487,767
Arcland Sakamoto Co. Ltd.	293,500	3,297,621
Bath & Body Works, Inc.	135,219	4,900,337
Best Buy Co., Inc.	76,741	6,906,690
Boot Barn Holdings, Inc. (c)	131,440	18,025,682
Burlington Stores, Inc. (c)	37,400	10,542,312
Caleres, Inc. (f)	228,293	7,093,064
Camping World Holdings, Inc. Class A (f)	241,520	5,902,749
Carvana Co. Class A (c)	163,164	42,491,169
Dick's Sporting Goods, Inc.	155,349	32,194,527
Dunelm Group PLC	133,800	1,947,704
Floor & Decor Holdings, Inc. Class A (c)	136,200	15,283,002
Foot Locker, Inc. (c)(f)	456,800	11,488,520
Gap, Inc.	861,881	20,900,614
JD Sports Fashion PLC	11,734,854	15,200,791
Jumbo SA	481,660	12,561,977
Lowe's Companies, Inc.	1,735,210	472,723,260
Maisons du Monde SA (b)(f)	415,000	1,580,977
Monro, Inc. (f)	73,937	2,079,108
Murphy U.S.A., Inc.	246,312	134,929,714
Petco Health & Wellness Co., Inc. Class A (c)(f)	227,615	971,916
Pets At Home Group PLC	3,143,500	9,303,876
RH (c)	67,435	25,971,916
Ross Stores, Inc.	1,180,713	182,857,022
Sally Beauty Holdings, Inc. (c)	313,500	4,367,055
Sportsman's Warehouse Holdings, Inc. (c)	326,220	698,111
The Buckle, Inc. (f)	67,791	3,531,233
The Home Depot, Inc.	282,671	121,302,606
The Hour Glass Ltd.	1,687,200	1,927,377
TJX Companies, Inc.	1,015,071	127,584,274
Ulta Beauty, Inc. (c)	216,300	83,630,232
Valvoline, Inc. (c)	506,187	20,100,686
WH Smith PLC	225,145	3,523,775
Williams-Sonoma, Inc.	74,400	12,798,288
		1,497,957,445
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (c)	553,420	58,441,152
Gildan Activewear, Inc.	142,000	7,053,091
Kontoor Brands, Inc.	224,776	20,629,941
Levi Strauss & Co. Class A	575,700	10,051,722
NIKE, Inc. Class B	1,004,100	79,092,957
Oxford Industries, Inc.	104,500	8,691,265
PVH Corp.	656,549	71,150,215
Rocky Brands, Inc.	292,159	6,339,850
Skechers U.S.A., Inc. Class A (sub. vtg.) (c)	155,600	9,930,392
Tapestry, Inc. (f)	1,950,030	121,447,868
VF Corp.	635,500	12,856,165
Wolverine World Wide, Inc.	1,098,500	25,474,215
		431,158,833
TOTAL CONSUMER DISCRETIONARY		5,746,629,796
CONSUMER STAPLES - 3.1%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (c)	29,837	9,435,653
Celsius Holdings, Inc. (c)	204,000	5,803,800
Coca-Cola Consolidated, Inc.	23,443	30,576,470
Coca-Cola Europacific Partners PLC	1,190,600	92,366,748
Coca-Cola HBC AG	52,800	1,883,877
Davide Campari Milano NV	789,500	4,738,102
Diageo PLC	1,811,300	54,112,147
Diageo PLC sponsored ADR	486,405	58,057,301
Keurig Dr. Pepper, Inc.	9,488,710	309,806,382
Molson Coors Beverage Co. Class B	107,435	6,667,416
Monster Beverage Corp. (c)	229,200	12,635,796
National Beverage Corp.	58,705	2,899,440
PepsiCo, Inc.	337,000	55,082,650
Pernod Ricard SA	203,200	22,740,076
Primo Brands Corp. Class A	1,790,470	51,064,204
The Coca-Cola Co.	6,944,286	444,989,847
The Vita Coco Co., Inc. (c)(f)	73,932	2,627,543
		1,165,487,452
Consumer Staples Distribution & Retail - 1.0%
Acomo NV	110,100	2,036,093
Alimentation Couche-Tard, Inc. (multi-vtg.)	1,616,200	94,809,833
Belc Co. Ltd.	10,700	477,018
BJ's Wholesale Club Holdings, Inc. (c)	1,066,851	102,737,751
Casey's General Stores, Inc.	31,800	13,384,302
Costco Wholesale Corp.	267,200	259,686,336
G-7 Holdings, Inc.	439,100	4,293,709
Ingles Markets, Inc. Class A	33,000	2,438,700
Kroger Co.	232,118	14,177,767
MARR SpA	457,100	4,728,966
Metro, Inc.	262,300	17,123,831
Performance Food Group Co. (c)	1,503,489	132,667,869
PriceSmart, Inc.	58,537	5,253,110
Sysco Corp.	574,455	44,296,225
Target Corp.	342,091	45,262,060
U.S. Foods Holding Corp. (c)	3,197,780	223,109,111
Walmart, Inc. (g)	4,887,031	452,050,368
Weis Markets, Inc. (f)	38,249	2,785,675
YAKUODO Holdings Co. Ltd.	41,300	562,849
		1,421,881,573
Food Products - 0.3%
Armanino Foods of Distinction	572,900	4,010,300
Bunge Global SA	540,300	48,486,522
Darling Ingredients, Inc. (c)	126,050	5,108,807
Flowers Foods, Inc. (f)	412,386	9,328,171
Freshpet, Inc. (c)	74,400	11,386,920
General Mills, Inc.	63,766	4,225,135
Gruma S.A.B. de CV Series B	59,500	1,016,565
Ingredion, Inc.	29,544	4,353,013
Lamb Weston Holdings, Inc.	399,500	30,857,380
Lancaster Colony Corp.	50,721	9,425,991
McCormick & Co., Inc. (non-vtg.)	37,879	2,970,092
Mondelez International, Inc.	2,275,857	147,816,912
Nomad Foods Ltd. (f)	366,400	6,708,784
Pickles Holdings Co. Ltd.	132,000	900,792
Post Holdings, Inc. (c)	93,118	11,218,857
S Foods, Inc.	207,700	3,648,268
Societe LDC SA	20,718	1,444,987
SunOpta, Inc. (c)(f)	934,455	7,242,026
Tate & Lyle PLC	1,294,594	12,140,646
The Kraft Heinz Co.	139,461	4,458,568
The Simply Good Foods Co. (c)	1,872,400	74,502,796
Tootsie Roll Industries, Inc.	41,137	1,361,635
TreeHouse Foods, Inc. (c)	143,720	4,935,345
Tyson Foods, Inc. Class A	684,400	44,143,800
		451,692,312
Household Products - 0.4%
Colgate-Palmolive Co.	1,016,638	98,237,730
Energizer Holdings, Inc.	175,900	6,703,549
Kimberly-Clark Corp.	16,147	2,250,084
Procter & Gamble Co.	2,748,496	492,695,393
The Clorox Co.	70,436	11,774,786
Transaction Co. Ltd.	50,400	754,577
WD-40 Co. (f)	34,023	9,427,433
		621,843,552
Personal Care Products - 0.5%
BellRing Brands, Inc. (c)	805,700	63,215,222
Estee Lauder Companies, Inc. Class A	634,711	45,775,357
Haleon PLC	19,922,300	95,031,691
Haleon PLC ADR	10,598,159	102,378,216
Hengan International Group Co. Ltd.	414,000	1,183,997
Herbalife Ltd. (c)(f)	238,887	1,856,152
Kenvue, Inc.	16,164,086	389,231,191
Sarantis SA	278,008	3,149,375
USANA Health Sciences, Inc. (c)	27,739	1,068,784
		702,889,985
Tobacco - 0.1%
Altria Group, Inc.	203,364	11,742,237
British American Tobacco PLC sponsored ADR	616,300	23,382,422
KT&G Corp.	91,269	7,990,112
Philip Morris International, Inc.	882,823	117,468,428
		160,583,199
TOTAL CONSUMER STAPLES		4,524,378,073
ENERGY - 2.9%
Energy Equipment & Services - 0.2%
Archrock, Inc.	342,800	8,782,536
Baker Hughes Co. Class A	75,847	3,333,476
Cactus, Inc. Class A	765,132	52,533,963
Expro Group Holdings NV (c)	571,092	7,932,468
Halliburton Co.	201,375	6,415,808
Kodiak Gas Services, Inc.	367,980	14,881,111
Liberty Energy, Inc. Class A	296,900	5,462,960
Oceaneering International, Inc. (c)	229,476	6,879,690
TechnipFMC PLC	1,383,194	43,390,796
Tidewater, Inc. (c)	194,200	10,044,024
Valaris Ltd. (c)(f)	128,900	5,953,891
Vallourec SA (c)(f)	172,300	3,022,495
Weatherford International PLC	315,126	25,934,870
		194,568,088
Oil, Gas & Consumable Fuels - 2.7%
Africa Oil Corp. (f)	9,910,100	13,873,645
Antero Midstream GP LP	135,372	2,161,891
Antero Resources Corp. (c)	1,114,500	36,433,005
Athabasca Oil Corp. (c)	16,045,900	58,737,358
California Resources Corp.	61,913	3,662,773
Canadian Natural Resources Ltd.	2,819,700	95,362,254
Cenovus Energy, Inc. (Canada)	754,480	11,904,191
Chevron Corp.	167,173	27,070,324
China Petroleum & Chemical Corp. (H Shares)	5,988,000	3,201,810
Chord Energy Corp.	326,307	41,610,669
Civitas Resources, Inc.	788,545	40,909,715
CNX Resources Corp. (c)(f)	543,927	22,039,922
ConocoPhillips Co.	177,682	19,250,068
CONSOL Energy, Inc.	196,364	25,664,775
Coterra Energy, Inc.	11,090	296,325
Devon Energy Corp.	471,923	17,909,478
Diamondback Energy, Inc.	142,952	25,386,846
Dorian LPG Ltd.	85,598	2,094,583
DT Midstream, Inc.	482,936	51,249,168
Enterprise Products Partners LP	440,700	15,173,301
EOG Resources, Inc.	193,320	25,761,823
Expand Energy Corp.	382,241	37,826,569
Exxon Mobil Corp.	14,547,439	1,716,015,904
FutureFuel Corp.	65,405	340,760
Galp Energia SGPS SA	4,411,700	72,532,302
Golar LNG Ltd.	193,799	7,629,867
Gulfport Energy Corp. (c)	130,500	22,941,900
Hess Corp.	38,400	5,651,712
Imperial Oil Ltd. (f)	3,386,400	249,762,268
Imperial Oil Ltd. (U.S.) (f)	1,322,200	97,737,024
Kinder Morgan, Inc.	178,429	5,044,188
Kosmos Energy Ltd. (c)	3,684,200	14,515,748
Marathon Petroleum Corp.	240,200	37,507,230
Matador Resources Co.	48,364	2,902,324
MEG Energy Corp.	3,706,625	66,796,292
Murphy Oil Corp.	430,404	13,975,218
Northern Oil & Gas, Inc. (f)	1,096,850	47,702,007
Occidental Petroleum Corp.	231,974	11,733,245
Oil & Natural Gas Corp. Ltd.	824,100	2,508,366
Ovintiv, Inc.	1,229,730	55,854,337
Parex Resources, Inc.	1,913,900	20,395,977
Parkland Corp. (f)	810,200	21,110,743
Range Resources Corp.	872,000	31,165,280
Scorpio Tankers, Inc.	107,332	5,437,439
Shell PLC:
ADR (f)	10,140,884	656,520,830
(London)	494,812	15,901,812
rights (c)(h)	494,812	170,215
Sitio Royalties Corp. Class A (f)	376,377	8,920,135
Targa Resources Corp.	170,180	34,767,774
Texas Pacific Land Corp. (f)	46,748	74,801,007
The Williams Companies, Inc.	124,794	7,302,945
TotalEnergies SE sponsored ADR	297,920	17,276,381
Unit Corp.	23,700	679,996
Uranium Energy Corp. (c)(f)	298,180	2,477,876
Valero Energy Corp.	376,200	52,321,896
Viper Energy, Inc. Class A	46,129	2,496,040
Vitesse Energy, Inc. (f)	21,100	592,488
		3,961,070,019
TOTAL ENERGY		4,155,638,107
FINANCIALS - 9.0%
Banks - 4.0%
ACNB Corp. (f)	43,900	2,057,154
AIB Group PLC	3,822,800	20,804,681
Associated Banc-Corp.	1,776,825	47,423,459
Axos Financial, Inc. (c)	368,777	30,553,174
Bancorp, Inc., Delaware (c)	1,051,845	61,459,303
Bank of America Corp. (g)	21,531,107	1,022,942,894
Bank of Ireland Group PLC	312,900	2,740,486
Bankinter SA	97,300	770,341
BankUnited, Inc.	152,610	6,420,303
Bar Harbor Bankshares	101,400	3,649,386
BOK Financial Corp.	46,350	5,509,625
Byline Bancorp, Inc.	160,440	5,041,025
Cadence Bank	1,275,111	48,696,489
Camden National Corp.	139,420	6,568,076
Citigroup, Inc.	3,022,575	214,209,890
ConnectOne Bancorp, Inc.	186,810	5,137,275
Cullen/Frost Bankers, Inc.	213,400	30,008,308
East West Bancorp, Inc.	255,100	27,979,368
Eastern Bankshares, Inc.	1,216,280	22,671,459
Esquire Financial Holdings, Inc.	16,052	1,247,080
Eurobank Ergasias Services and Holdings SA	13,860,336	29,392,860
First Bancorp, Puerto Rico	614,298	12,703,683
First Foundation, Inc.	1,433,919	11,399,656
First Interstate Bancsystem, Inc. Class A	340,080	11,892,598
First Northwest Bancorp	165,187	1,883,132
FNB Corp., Pennsylvania	1,304,980	22,380,407
Greene County Bancorp, Inc.	100,600	3,060,252
Hanmi Financial Corp.	608,938	16,106,410
HDFC Bank Ltd.	638,771	13,616,107
Independent Bank Corp.	168,980	6,358,717
Independent Bank Group, Inc.	136,010	9,101,789
JPMorgan Chase & Co. (g)	3,545,487	885,379,014
KeyCorp	5,537,265	107,865,922
M&T Bank Corp.	1,357,143	298,557,889
National Bank of Greece SA	243,200	1,713,173
Nicolet Bankshares, Inc.	62,642	6,978,319
Orrstown Financial Services, Inc.	131,240	5,183,980
Pathward Financial, Inc.	340,392	28,552,081
Pinnacle Financial Partners, Inc.	47,920	6,091,111
Piraeus Financial Holdings SA	4,180,546	15,372,251
Plumas Bancorp	145,000	7,264,500
PNC Financial Services Group, Inc.	1,908,274	409,744,593
Popular, Inc.	30,970	3,077,179
Preferred Bank, Los Angeles	30,932	2,917,816
Prosperity Bancshares, Inc.	3,581	299,837
QCR Holdings, Inc.	141,444	13,028,407
Signature Bank (c)(f)	30,400	37,392
Southern Missouri Bancorp, Inc.	84,300	5,534,295
Spar Nord Bank A/S	35,100	692,326
Sparebank 1 Oestlandet (f)	266,020	3,631,921
Sparebanken Nord-Norge	45,200	483,975
Synovus Financial Corp.	453,950	25,906,927
The Bank of NT Butterfield & Son Ltd.	49,522	1,878,369
Truist Financial Corp.	228,719	10,905,322
U.S. Bancorp	7,262,812	387,035,251
UMB Financial Corp.	163,541	20,522,760
Union Bankshares, Inc.	74,712	2,570,093
United Community Bank, Inc. (f)	794,518	26,862,654
Univest Corp. of Pennsylvania	641,085	20,360,860
Washington Trust Bancorp, Inc.	121,300	4,505,082
Webster Financial Corp.	1,164,181	71,923,102
Wells Fargo & Co.	21,936,820	1,670,927,579
West Bancorp., Inc.	128,100	3,057,747
Westamerica Bancorp.	66,434	3,802,018
Western Alliance Bancorp.	119,190	11,157,376
Wintrust Financial Corp.	259,540	35,819,115
		5,803,425,623
Capital Markets - 1.6%
3i Group PLC	184,200	8,693,350
Antin Infrastructure Partners SA	208,726	2,276,295
Artisan Partners Asset Management, Inc. Class A, (f)	175,492	8,562,255
Banca Generali SpA	238,520	11,176,163
Bank of New York Mellon Corp.	1,166,819	95,527,472
BlackRock, Inc.	294,248	300,956,854
Blue Owl Capital, Inc. Class A	1,098,000	26,055,540
Bridge Investment Group Holdings, Inc.	197,175	1,950,061
Carlyle Group LP	174,500	9,288,635
Cboe Global Markets, Inc.	256,942	55,460,931
Charles Schwab Corp.	1,270,773	105,169,173
CME Group, Inc.	101,083	24,057,754
Cohen & Steers, Inc. (f)	65,974	6,904,839
Coinbase Global, Inc. Class A (c)	7,771	2,301,770
Diamond Hill Investment Group, Inc.	6,961	1,151,001
Digitalbridge Group, Inc. Class A	728,751	9,546,638
Evercore, Inc. Class A	81,959	25,235,176
Federated Hermes, Inc. Class B	670,759	28,674,947
Goldman Sachs Group, Inc.	19,938	12,133,669
Hamilton Lane, Inc. Class A	96,498	18,566,215
Interactive Brokers Group, Inc.	149,562	28,579,803
Intercontinental Exchange, Inc.	600,836	96,710,563
Janus Henderson Group PLC (f)	22,068	999,239
KKR & Co., Inc. Class A	826,307	134,580,621
Lazard, Inc. Class A	443,067	25,728,901
London Stock Exchange Group PLC	218,203	31,272,573
LPL Financial	284,497	92,504,200
MarketAxess Holdings, Inc.	475,774	123,077,976
Moody's Corp.	36,200	18,099,276
Morgan Stanley	1,503,531	197,879,715
MSCI, Inc.	7,200	4,389,336
Northern Trust Corp.	2,837,098	315,371,814
P10, Inc. Class A (f)	473,850	6,681,285
Patria Investments Ltd.	140,658	1,682,270
Perella Weinberg Partners Class A	682,590	17,522,085
Piper Sandler Cos.	33,410	11,459,296
PJT Partners, Inc. Class A (f)	100,154	16,761,773
Rathbone Brothers PLC	654,340	13,888,017
Raymond James Financial, Inc.	356,401	60,331,561
S&P Global, Inc.	41,976	21,932,880
SEI Investments Co.	450,541	37,228,203
State Street Corp.	742,920	73,185,049
StepStone Group, Inc. Class A	558,829	36,821,243
Stifel Financial Corp.	777,920	90,083,136
T. Rowe Price Group, Inc.	92,383	11,440,711
Tradeweb Markets, Inc. Class A	229,798	31,137,629
UBS Group AG	1,026,645	33,201,699
Van Lanschot Kempen NV (Bearer)	5,800	260,182
Virtu Financial, Inc. Class A	1,060,595	39,570,799
Vontobel Holdings AG	27,634	1,822,505
		2,327,893,078
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	3,004,000	2,262,653
American Express Co.	39,004	11,883,739
Capital One Financial Corp.	54,838	10,529,444
Discover Financial Services	536,932	97,952,505
FirstCash Holdings, Inc.	545,089	59,338,389
NerdWallet, Inc. (c)	458,400	6,417,600
OneMain Holdings, Inc.	1,231,833	70,645,623
SLM Corp. (f)	551,566	15,101,877
Synchrony Financial	54,008	3,646,620
		277,778,450
Financial Services - 1.5%
Affirm Holdings, Inc. Class A, (c)	408,500	28,599,085
Apollo Global Management, Inc.	1,070,420	187,355,613
AvidXchange Holdings, Inc. (c)	3,540,682	40,505,402
Berkshire Hathaway, Inc.:
Class A (c)	61	44,166,440
Class B (c)	1,021,522	493,415,556
BFF Bank SpA (b)	711,400	6,750,912
Block, Inc. Class A (c)	1,255,074	111,136,803
Cannae Holdings, Inc.	1,091,060	23,676,002
Cass Information Systems, Inc.	26,591	1,193,138
Corebridge Financial, Inc.	230,700	7,467,759
Corpay, Inc. (c)	151,880	57,893,618
Enact Holdings, Inc.	44,995	1,584,274
Essent Group Ltd.	285,015	16,468,167
Euronet Worldwide, Inc. (c)	32,087	3,373,306
EVERTEC, Inc.	1,306,756	47,043,216
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	37,900	8,090,513
Fidelity National Information Services, Inc.	77,657	6,624,142
Fiserv, Inc. (c)	514,006	113,574,766
Flywire Corp. (c)	1,105,210	25,099,319
Global Payments, Inc.	139,999	16,654,281
HA Sustainable Infrastructure Capital, Inc.	390,220	12,237,299
International Money Express, Inc. (c)(f)	81,938	1,726,434
Jackson Financial, Inc.	52,833	5,293,338
MasterCard, Inc. Class A	383,966	204,630,840
NMI Holdings, Inc. (c)	173,390	6,933,866
PayPal Holdings, Inc. (c)	1,018,502	88,375,419
Radian Group, Inc.	85,010	3,042,508
Sezzle, Inc. (c)	7,255	3,076,338
UWM Holdings Corp. Class A	2,967,023	19,315,320
Visa, Inc. Class A	1,672,924	527,104,894
Voya Financial, Inc.	584,478	48,511,674
Walker & Dunlop, Inc. (f)	57,850	6,373,913
WEX, Inc. (c)	194,500	36,694,370
Zenkoku Hosho Co. Ltd.	97,000	3,477,646
		2,207,466,171
Insurance - 1.7%
Allstate Corp.	49,274	10,218,935
American Financial Group, Inc.	277,303	40,724,719
Aon PLC	62,295	24,390,984
Arthur J. Gallagher & Co.	344,823	107,667,534
ASR Nederland NV	126,100	6,036,505
Assurant, Inc.	112,215	25,484,027
Axis Capital Holdings Ltd.	15,642	1,455,332
Chubb Ltd.	1,727,169	498,685,505
Cincinnati Financial Corp.	66,916	10,695,184
CNO Financial Group, Inc.	80,109	3,196,349
Direct Line Insurance Group PLC	10,175,168	30,400,478
Erie Indemnity Co. Class A	62,613	27,584,783
Everest Re Group Ltd.	87,359	33,856,854
F&G Annuities & Life, Inc.	14,700	710,451
Fairfax Financial Holdings Ltd. (sub. vtg.)	37,547	53,191,472
First American Financial Corp.	199,211	13,974,652
Globe Life, Inc.	352,458	39,207,428
Goosehead Insurance Class A (c)(f)	63,357	7,990,585
Grupo Catalana Occidente SA	68,340	2,617,913
Hartford Financial Services Group, Inc.	700,629	86,394,562
HCI Group, Inc. (f)	18,409	2,243,505
Kemper Corp.	7,099	507,508
Kinsale Capital Group, Inc.	55,509	28,222,996
Lincoln National Corp.	408,932	14,533,443
Loews Corp.	202,069	17,525,444
Markel Group, Inc. (c)	2,553	4,551,795
Marsh & McLennan Companies, Inc.	639,239	149,089,712
MetLife, Inc.	12,249	1,080,729
NN Group NV	153,459	7,130,518
Primerica, Inc.	230,613	69,818,086
Principal Financial Group, Inc.	53,573	4,665,673
Progressive Corp.	233,482	62,778,640
Prudential Financial, Inc.	103,035	13,333,759
Prudential PLC	896,289	7,345,710
Reinsurance Group of America, Inc.	302,113	69,002,609
RLI Corp.	100,041	17,597,212
Selective Insurance Group, Inc.	482,770	49,285,989
Stewart Information Services Corp.	182,500	13,703,925
The Baldwin Insurance Group, Inc. Class A, (c)	1,905,155	93,276,389
The Travelers Companies, Inc.	1,648,721	438,625,735
TWFG, Inc. Class A	359,100	12,679,821
Universal Insurance Holdings, Inc.	63,312	1,432,751
Unum Group	1,094,306	84,152,131
Willis Towers Watson PLC	656,344	211,342,768
		2,398,411,100
TOTAL FINANCIALS		13,014,974,422
HEALTH CARE - 5.8%
Biotechnology - 0.9%
AbbVie, Inc.	376,612	68,893,633
ADMA Biologics, Inc. (c)	237,970	4,785,577
Alkermes PLC (c)	47,561	1,380,220
Alnylam Pharmaceuticals, Inc. (c)	246,600	62,407,062
Amgen, Inc.	22,152	6,266,136
AnaptysBio, Inc. (c)(f)	128,340	3,203,366
Apogee Therapeutics, Inc. (c)(f)	91,180	4,116,777
Arcellx, Inc. (c)(f)	77,030	6,784,032
Arcus Biosciences, Inc. (c)	329,700	5,090,568
Argenx SE ADR (c)	134,800	83,110,940
Ascendis Pharma A/S sponsored ADR (c)	132,000	17,962,560
Astria Therapeutics, Inc. (c)(f)	512,210	5,321,862
Autolus Therapeutics PLC ADR (c)	879,930	2,921,368
Avidity Biosciences, Inc. (c)	306,300	13,180,089
Beam Therapeutics, Inc. (c)	193,800	5,304,306
Biogen, Inc. (c)	90,562	14,546,974
BioMarin Pharmaceutical, Inc. (c)	59,918	3,956,386
BioNTech SE ADR (c)	778,200	92,131,098
Blueprint Medicines Corp. (c)	412,618	39,768,123
Cargo Therapeutics, Inc. (c)(f)	406,000	7,381,080
Celldex Therapeutics, Inc. (c)	429,779	11,793,136
Cogent Biosciences, Inc. (c)	451,460	4,293,385
Crinetics Pharmaceuticals, Inc. (c)(f)	297,440	17,013,568
Cytokinetics, Inc. (c)	729,950	37,855,207
Day One Biopharmaceuticals, Inc. (c)(f)	516,200	7,190,666
Disc Medicine, Inc. (c)	87,700	5,564,565
Dyne Therapeutics, Inc. (c)	322,070	9,858,563
Exact Sciences Corp. (c)	1,119,900	69,523,392
Exelixis, Inc. (c)	407,073	14,841,882
Gilead Sciences, Inc.	3,147,389	291,385,274
Immunovant, Inc. (c)(f)	144,420	4,072,644
Incyte Corp. (c)	130,237	9,714,378
Intellia Therapeutics, Inc. (c)(f)	187,900	2,934,998
Keros Therapeutics, Inc. (c)	412,570	23,821,792
Legend Biotech Corp. ADR (c)	1,060,000	44,594,200
Madrigal Pharmaceuticals, Inc. (c)(f)	18,560	6,091,206
Merus BV (c)	646,450	28,986,818
Moonlake Immunotherapeutics Class A (c)(f)	340,070	18,510,010
Natera, Inc. (c)	134,400	22,549,632
Nurix Therapeutics, Inc. (c)	642,493	14,205,520
Perspective Therapeutics, Inc. (c)(f)	536,300	2,332,905
PTC Therapeutics, Inc. (c)	202,000	8,863,760
Regeneron Pharmaceuticals, Inc. (c)	89,736	67,321,742
Repligen Corp. (c)	102,500	15,430,350
Revolution Medicines, Inc. (c)	24,220	1,401,127
Sarepta Therapeutics, Inc. (c)	129,200	17,227,528
Soleno Therapeutics, Inc. (c)	33,330	1,756,824
Spyre Therapeutics, Inc. (c)(f)	141,060	4,010,336
Travere Therapeutics, Inc. (c)	106,630	2,005,710
United Therapeutics Corp. (c)	116,528	43,172,459
Upstream Bio, Inc.	55,620	1,216,409
Vaxcyte, Inc. (c)	833,930	78,672,956
Viridian Therapeutics, Inc. (c)(f)	263,550	5,679,503
Xenon Pharmaceuticals, Inc. (c)	724,405	30,881,385
		1,373,285,987
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	629,619	74,779,849
Atricure, Inc. (c)(f)	169,100	6,114,656
Becton, Dickinson & Co.	218,319	48,444,986
Boston Scientific Corp. (c)	5,933,387	537,920,865
GE Healthcare Technologies, Inc.	93,383	7,771,333
Glaukos Corp. (c)	463,880	66,636,362
Haemonetics Corp. (c)	129,398	11,318,443
ICU Medical, Inc. (c)	60,000	9,837,600
IDEXX Laboratories, Inc. (c)	4,806	2,026,931
InBody Co. Ltd.	31,800	512,277
Inspire Medical Systems, Inc. (c)	266,740	51,416,802
Insulet Corp. (c)	380,000	101,376,400
Integra LifeSciences Holdings Corp. (c)	163,930	4,029,399
Intuitive Surgical, Inc. (c)	90,000	48,780,000
iRhythm Technologies, Inc. (c)	60,250	5,239,641
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	437,965	11,930,167
Lantheus Holdings, Inc. (c)	279,400	24,942,038
LeMaitre Vascular, Inc. (f)	37,241	3,984,415
Masimo Corp. (c)	678,500	117,068,390
Medtronic PLC	168,924	14,618,683
Merit Medical Systems, Inc. (c)	203,300	21,122,870
Penumbra, Inc. (c)	664,500	162,217,740
Pulmonx Corp. (c)	719,300	4,639,485
RxSight, Inc. (c)	151,000	7,078,880
Solventum Corp.	283,463	20,270,439
Stryker Corp.	340,220	133,417,273
Tandem Diabetes Care, Inc. (c)(f)	269,600	8,257,848
Utah Medical Products, Inc.	8,325	543,206
Value Added Technology Co. Ltd.	80,700	1,182,333
Vieworks Co. Ltd.	119,600	1,791,605
ViewRay, Inc. (c)(f)	788,420	1
		1,509,270,917
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (c)	246,920	10,032,360
Addus HomeCare Corp. (c)	53,100	6,522,804
agilon health, Inc. (c)	1,737,600	3,631,584
AMN Healthcare Services, Inc. (c)	65,780	1,712,253
BrightSpring Health Services, Inc. (c)	347,710	6,710,803
Cardinal Health, Inc.	612,995	74,932,509
Centene Corp. (c)	3,252,066	195,123,960
Chemed Corp.	39,316	22,504,085
Cigna Group	1,559,983	526,962,257
Corvel Corp. (c)	22,743	8,310,292
CVS Health Corp.	4,086,349	244,567,988
Elevance Health, Inc.	397,012	161,568,004
Guardant Health, Inc. (c)(f)	160,300	5,708,283
Henry Schein, Inc. (c)	306,200	23,592,710
Humana, Inc.	258,941	76,744,934
Labcorp Holdings, Inc.	151,160	36,453,746
LifeStance Health Group, Inc. (c)	3,383,880	25,446,778
McKesson Corp.	383,551	241,061,804
Molina Healthcare, Inc. (c)	128,500	38,280,150
National Research Corp. Class A	35,356	695,099
Option Care Health, Inc. (c)	270,870	6,446,706
Owens & Minor, Inc. (c)	1,250,390	16,842,753
PACS Group, Inc.	95,070	1,503,057
Pennant Group, Inc. (c)	220,410	6,872,384
Privia Health Group, Inc. (c)	1,800,000	38,664,000
Quest Diagnostics, Inc.	87,440	14,222,990
Sinopharm Group Co. Ltd. (H Shares)	4,015,200	10,476,679
Surgery Partners, Inc. (c)	2,032,611	48,457,446
Tenet Healthcare Corp. (c)	386,239	55,108,581
The Ensign Group, Inc.	127,475	18,638,120
UnitedHealth Group, Inc.	1,900,400	1,159,624,080
Universal Health Services, Inc. Class B	282,052	57,820,660
		3,145,239,859
Health Care Technology - 0.1%
Doximity, Inc. Class A (c)	306,670	16,253,510
HealthStream, Inc.	60,285	1,995,434
Phreesia, Inc. (c)	690,000	14,510,700
Simulations Plus, Inc. (f)	36,827	1,169,994
Veeva Systems, Inc. Class A (c)	193,219	44,024,949
		77,954,587
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. Class A (c)	1,508,000	23,977,200
Agilent Technologies, Inc.	27,693	3,820,803
Bio-Rad Laboratories, Inc. Class A (c)	3,494	1,189,812
Bruker Corp.	778,750	45,128,563
Danaher Corp.	1,058,689	253,757,166
Fortrea Holdings, Inc. (c)	497,210	10,466,271
ICON PLC (c)	70,560	14,835,240
Illumina, Inc. (c)	51,931	7,485,854
IQVIA Holdings, Inc. (c)	31,980	6,422,863
Medpace Holdings, Inc. (c)	78,245	26,652,594
QIAGEN NV	157,505	6,840,442
Thermo Fisher Scientific, Inc.	264,192	139,924,009
		540,500,817
Pharmaceuticals - 1.2%
Arvinas Holding Co. LLC (c)	388,310	10,375,643
AstraZeneca PLC sponsored ADR	3,034,820	205,214,528
Axsome Therapeutics, Inc. (c)	64,480	6,333,226
Bristol-Myers Squibb Co.	2,582,355	152,927,063
Corcept Therapeutics, Inc. (c)	212,368	12,249,386
Dawnrays Pharmaceutical Holdings Ltd.	2,110,000	325,450
Elanco Animal Health, Inc. (c)	5,146,840	67,989,756
Eli Lilly & Co.	363,700	289,268,795
Enliven Therapeutics, Inc. (c)(f)	185,265	4,516,761
Faes Farma SA	112,111	421,173
Galderma Group AG (c)	323,710	33,162,867
Genomma Lab Internacional SA de CV	1,294,600	1,725,070
GSK PLC sponsored ADR (f)	6,904,327	235,644,681
Hypera SA	1,541,500	4,962,581
Johnson & Johnson	1,727,492	267,778,535
Merck & Co., Inc.	1,915,600	194,701,584
Organon & Co.	135,205	2,145,703
Pfizer, Inc.	1,257,690	32,964,055
Prestige Consumer Healthcare, Inc. (c)	119,595	10,138,068
Royalty Pharma PLC Class A	975,400	26,004,164
Sanofi SA sponsored ADR	10,000	484,900
Septerna, Inc.	142,968	3,615,661
Structure Therapeutics, Inc. ADR (c)(f)	72,210	2,393,762
Supernus Pharmaceuticals, Inc. (c)	138,005	5,046,843
UCB SA	1,047,400	205,152,785
		1,775,543,040
TOTAL HEALTH CARE		8,421,795,207
INDUSTRIALS - 6.8%
Aerospace & Defense - 2.0%
AerSale Corp. (c)	346,030	2,179,989
Airbus Group NV	344,798	53,893,935
Bombardier, Inc. Class B (sub. vtg.) (c)	469,200	32,427,265
Cadre Holdings, Inc.	502,370	16,774,134
Curtiss-Wright Corp.	71,538	26,728,743
Embraer SA sponsored ADR (c)(g)	278,800	10,658,524
GE Aerospace	5,560,761	1,012,948,224
General Dynamics Corp.	151,870	43,132,599
HEICO Corp. Class A	97,346	20,552,661
Howmet Aerospace, Inc.	845,463	100,085,910
Huntington Ingalls Industries, Inc.	276,431	54,711,224
Kratos Defense & Security Solutions, Inc. (c)(f)	1,060,210	28,721,089
L3Harris Technologies, Inc.	409,103	100,741,614
Lockheed Martin Corp.	529,534	280,340,595
Northrop Grumman Corp.	476,558	233,346,625
Rolls-Royce Holdings PLC (c)	4,687,600	33,345,017
RTX Corp.	584,417	71,199,523
Spirit AeroSystems Holdings, Inc. Class A (c)	2,441,505	79,007,102
Textron, Inc.	344,765	29,522,227
The Boeing Co. (c)	3,501,112	544,212,849
TransDigm Group, Inc.	70,500	88,334,385
V2X, Inc. (c)	488,306	29,420,437
Woodward, Inc.	152,931	27,576,518
		2,919,861,189
Air Freight & Logistics - 0.3%
AZ-Com Maruwa Holdings, Inc.	555,900	3,789,847
C.H. Robinson Worldwide, Inc.	403,632	42,615,467
Deutsche Post AG ADR	874,900	32,191,793
FedEx Corp.	608,783	184,260,351
Logista Integral SA	260,900	8,348,380
Radiant Logistics, Inc. (c)(f)	654,550	4,896,034
United Parcel Service, Inc. Class B	1,236,560	167,825,923
		443,927,795
Building Products - 0.5%
A.O. Smith Corp.	319,711	23,815,272
AAON, Inc. (f)	36,190	4,934,145
Allegion PLC	167,668	23,614,361
Armstrong World Industries, Inc.	140,942	22,526,760
AZZ, Inc.	235,170	21,903,734
Builders FirstSource, Inc. (c)	114,593	21,368,157
Fortune Brands Innovations, Inc.	173,754	13,604,938
Gibraltar Industries, Inc. (c)	264,589	19,166,827
Hayward Holdings, Inc. (c)	1,173,200	18,958,912
Inwido AB	67,800	1,138,497
Janus International Group, Inc. (c)	1,957,490	14,642,025
Johnson Controls International PLC	1,024,333	85,900,565
MasterBrand, Inc. (c)	305,531	5,285,686
Nihon Dengi Co. Ltd.	38,500	1,713,799
Nihon Flush Co. Ltd.	97,378	536,957
Owens Corning	81,828	16,825,473
Simpson Manufacturing Co. Ltd.	113,500	21,383,400
Tecnoglass, Inc. (f)	341,712	27,695,758
The AZEK Co., Inc. Class A, (c)	118,200	6,278,784
Trane Technologies PLC	580,764	241,725,592
Trex Co., Inc. (c)	273,100	20,490,693
UFP Industries, Inc.	187,600	25,494,840
		639,005,175
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (c)	478,720	10,828,646
Brady Corp. Class A	738,247	55,287,318
Cintas Corp.	76,909	17,365,283
CoreCivic, Inc. (c)	390,300	8,715,399
Ennis, Inc.	65,230	1,391,356
GFL Environmental, Inc.	782,500	36,848,845
MSA Safety, Inc.	98,306	17,086,566
Prestige International, Inc.	528,310	2,341,139
Republic Services, Inc.	125,824	27,467,379
Rollins, Inc.	8,542	429,919
Takkt AG	398,854	3,422,490
Tetra Tech, Inc.	352,500	14,632,275
The Brink's Co.	592,416	57,292,551
Veralto Corp.	111,833	12,099,212
Vestis Corp.	242,961	3,906,813
VSE Corp.	208,320	24,427,603
Waste Management, Inc.	51,947	11,855,344
		305,398,138
Construction & Engineering - 0.3%
Arcosa, Inc.	27,916	3,032,794
Bowman Consulting Group Ltd. (c)(f)	267,520	7,327,373
Centuri Holdings, Inc. (f)	699,880	13,864,623
Comfort Systems U.S.A., Inc.	146,191	72,111,635
Construction Partners, Inc. Class A (c)	98,510	10,009,601
EMCOR Group, Inc.	177,877	90,738,615
IES Holdings, Inc. (c)	196,987	61,037,407
Norconsult A/S	234,600	880,737
Quanta Services, Inc.	169,300	58,327,236
Raiznext Corp.	206,100	2,045,640
Sterling Construction Co., Inc. (c)	156,410	30,413,925
Valmont Industries, Inc.	37,395	13,008,225
Willscot Holdings Corp. (c)	515,000	19,693,600
		382,491,411
Electrical Equipment - 0.9%
Acuity Brands, Inc.	186,132	59,690,671
Allient, Inc.	257,900	6,697,663
AMETEK, Inc.	830,923	161,514,813
AQ Group AB	767,500	9,365,175
Eaton Corp. PLC	409,836	153,860,631
EnerSys	26,920	2,602,087
Fluence Energy, Inc. Class A (c)(f)	232,330	4,370,127
GE Vernova LLC	1,590,892	531,548,835
GrafTech International Ltd. (c)	1,761,800	3,453,128
Hubbell, Inc.	78,936	36,317,664
Nextracker, Inc. Class A (c)	553,500	21,121,560
nVent Electric PLC	297,600	23,305,056
Powell Industries, Inc. (f)	22,013	5,885,836
Regal Rexnord Corp.	902,604	155,888,737
Sensata Technologies PLC	225,900	7,260,426
Vertiv Holdings Co.	939,693	119,904,827
		1,302,787,236
Ground Transportation - 0.3%
ArcBest Corp.	98,373	11,340,439
CSX Corp.	2,362,283	86,341,444
Knight-Swift Transportation Holdings, Inc.	748,885	44,453,814
Landstar System, Inc.	89,776	16,691,154
Lyft, Inc. (c)	396,113	6,876,522
Norfolk Southern Corp.	92,411	25,491,574
Old Dominion Freight Lines, Inc.	433,300	97,553,162
Proficient Auto Logistics, Inc.	672,800	7,010,576
Stef SA	52,034	7,148,301
Uber Technologies, Inc. (c)	409,400	29,460,424
Union Pacific Corp.	436,693	106,841,309
Universal Logistics Holdings, Inc. (f)	349,782	18,227,140
XPO, Inc. (c)	193,000	29,415,130
		486,850,989
Industrial Conglomerates - 0.2%
3M Co.	191,637	25,589,289
DCC PLC (United Kingdom)	281,200	20,484,791
Honeywell International, Inc.	11,366	2,647,482
Metlen Energy & Metals SA	87,400	2,868,700
Siemens AG	891,200	173,122,623
		224,712,885
Machinery - 1.3%
Allison Transmission Holdings, Inc.	615,501	72,936,869
Beijer Alma AB (B Shares)	232,520	3,669,779
Blue Bird Corp. (c)(f)	171,400	6,967,410
Caterpillar, Inc.	338,545	137,486,510
Chart Industries, Inc. (c)(f)	188,200	36,369,650
Crane Co.	217,460	39,595,117
Cummins, Inc.	159,805	59,933,267
Daiwa Industries Ltd.	325,400	3,175,377
Deere & Co.	710,700	331,115,130
Donaldson Co., Inc.	348,431	27,195,040
Dover Corp.	589,700	121,419,230
EnPro Industries, Inc.	105,570	19,963,287
ESAB Corp.	416,118	53,712,511
Estic Corp.	18,000	107,797
Federal Signal Corp.	153,385	14,941,233
Flowserve Corp.	196,987	12,020,147
Fortive Corp.	1,033,247	81,967,485
Gates Industrial Corp. PLC (c)	1,061,072	23,513,356
Graco, Inc.	424,593	38,671,930
Hillenbrand, Inc.	554,000	18,852,620
Hy-Lok Corp.	76,816	1,421,312
Ingersoll Rand, Inc.	1,309,300	136,389,781
ITT, Inc.	193,293	30,176,903
JOST Werke AG (b)	89,100	3,912,199
Lincoln Electric Holdings, Inc.	142,860	31,212,053
Miller Industries, Inc. (f)	154,400	11,366,928
Mueller Industries, Inc.	103,970	8,397,657
Mueller Water Products, Inc.	29,119	729,140
Nordson Corp.	27,600	7,203,324
NORMA Group AG	85,768	1,225,390
Oshkosh Corp.	93,325	10,602,653
Otis Worldwide Corp.	139,504	14,366,122
PACCAR, Inc.	123,808	14,485,536
Parker Hannifin Corp.	277,639	195,152,453
Pentair PLC	1,247,096	135,920,993
REV Group, Inc.	536,339	16,637,236
Snap-On, Inc.	132,344	48,926,253
Standex International Corp.	28,682	5,962,701
Stanley Black & Decker, Inc.	89,947	8,045,759
Terex Corp.	414,240	22,696,210
Timken Co.	291,410	22,569,705
Watts Water Technologies, Inc. Class A	65,964	14,234,372
Westinghouse Air Brake Tech Co.	167,342	33,572,152
		1,878,820,577
Marine Transportation - 0.0%
Kirby Corp. (c)	209,200	26,465,892
Matson, Inc.	5,573	853,672
		27,319,564
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	360,400	23,000,728
Jet2 PLC	390,597	7,818,048
Ryanair Holdings PLC sponsored ADR (f)	123,750	5,449,950
SkyWest, Inc. (c)	76,704	8,801,017
United Airlines Holdings, Inc. (c)	10,104	978,370
		46,048,113
Professional Services - 0.4%
Altech Corp.	59,000	1,022,932
Automatic Data Processing, Inc.	19,530	5,994,343
Barrett Business Services, Inc.	201,805	8,659,453
CACI International, Inc. (c)	110,219	50,687,514
CBIZ, Inc. (c)	106,810	8,820,370
CRA International, Inc.	56,846	11,086,675
Creek & River Co. Ltd.	20,500	216,626
Dun & Bradstreet Holdings, Inc.	2,573,422	32,682,459
E-Credible Co. Ltd.	47,700	446,362
Equifax, Inc.	30,000	7,846,800
ExlService Holdings, Inc. (c)	810,596	37,579,231
Exponent, Inc.	127,200	12,555,912
Franklin Covey Co. (c)	28,640	1,041,923
Genpact Ltd.	2,705,752	124,897,512
ICF International, Inc.	108,150	14,986,346
Insperity, Inc.	89,801	7,080,809
KBR, Inc.	614,550	37,383,077
Kforce, Inc.	351,356	21,077,846
Leidos Holdings, Inc.	98,945	16,365,503
Maximus, Inc.	1,190,884	88,720,858
Multiconsult A/S (b)	45,600	801,235
Paycom Software, Inc.	120,686	27,989,497
Paylocity Holding Corp. (c)	109,080	22,638,463
Quick Co. Ltd.	180,800	2,448,289
Robert Half, Inc. (f)	255,236	19,043,158
Science Applications International Corp.	224,995	27,955,629
SS&C Technologies Holdings, Inc.	261,465	20,221,703
TrueBlue, Inc. (c)	285,980	2,150,570
Verra Mobility Corp. Class A (c)	173,870	4,113,764
Will Group, Inc.	187,400	1,196,184
Wilmington PLC	114,400	591,007
WNS Holdings Ltd. (f)	370,459	20,089,992
		638,392,042
Trading Companies & Distributors - 0.4%
AerCap Holdings NV	79,600	7,909,056
Alligo AB (B Shares)	43,100	464,298
Applied Industrial Technologies, Inc.	225,780	62,026,282
Beacon Roofing Supply, Inc. (c)	465,599	52,621,999
Boise Cascade Co.	31,789	4,692,056
Bossard Holding AG Series A	4,612	1,043,910
Chori Co. Ltd.	70,700	1,828,754
Core & Main, Inc. Class A (c)	1,217,844	59,126,326
DXP Enterprises, Inc. (c)(f)	60,370	4,423,310
Ferguson Enterprises, Inc.	466,700	100,774,531
FTAI Aviation Ltd.	188,530	31,827,635
Global Industrial Co.	342,800	9,684,100
GMS, Inc. (c)	374,873	37,618,506
Itochu Corp.	256,400	12,686,184
Kamei Corp.	108,524	1,315,069
Mitani Shoji Co. Ltd.	279,400	3,546,306
Momentum Group Komponenter & Tjanster AB	112,000	1,804,653
MSC Industrial Direct Co., Inc. Class A	114,482	9,831,714
RS GROUP PLC	2,114,491	19,224,223
Rush Enterprises, Inc. Class A	389,280	24,115,896
Totech Corp.	98,000	1,605,441
Watsco, Inc.	142,948	78,850,117
WESCO International, Inc.	118,916	25,159,058
Xometry, Inc. Class A (c)(f)	155,870	4,839,764
		557,019,188
Transportation Infrastructure - 0.0%
Qingdao Port International Co. Ltd. (H Shares) (b)	4,142,814	2,870,150
TOTAL INDUSTRIALS		9,855,504,452
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.3%
Ciena Corp. (c)	807,253	56,281,679
Cisco Systems, Inc.	5,616,880	332,575,465
Extreme Networks, Inc. (c)	114,561	1,901,713
Juniper Networks, Inc.	768,558	27,606,603
Lumentum Holdings, Inc. (c)	710,453	61,788,097
Motorola Solutions, Inc.	31,231	15,606,131
NetScout Systems, Inc. (c)	154,632	3,383,348
		499,143,036
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries, Inc.	240,850	27,707,384
Arrow Electronics, Inc. (c)	17,603	2,115,176
Avnet, Inc.	264,040	14,445,628
Badger Meter, Inc.	73,790	15,999,148
Bel Fuse, Inc. Class B (non-vtg.)	24,768	1,985,898
Belden, Inc.	374,000	45,777,600
CDW Corp.	53,600	9,429,848
Cognex Corp.	405,464	16,210,451
Corning, Inc.	22,515	1,095,805
Crane NXT Co.	718,058	45,007,875
CTS Corp.	73,524	4,037,203
Daiwabo Holdings Co. Ltd.	262,260	5,363,871
ePlus, Inc. (c)	226,742	18,334,358
Fabrinet (c)	182,117	42,721,006
Flex Ltd. (c)	264,600	10,311,462
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,268,000	32,092,339
Insight Enterprises, Inc. (c)(f)	353,746	55,343,562
IPG Photonics Corp. (c)	72,067	5,624,109
Itron, Inc. (c)	9,732	1,153,534
Jabil, Inc.	279,300	37,937,319
Kingboard Chemical Holdings Ltd.	707,000	1,697,527
Makus, Inc.	287,084	1,685,846
Maruwa Ceramic Co. Ltd.	15,500	4,417,472
Methode Electronics, Inc.	361,628	3,948,978
Napco Security Technologies, Inc.	328,837	12,900,276
PC Connection, Inc.	28,139	2,042,329
Redington (India) Ltd.	1,194,288	2,793,863
Riken Keiki Co. Ltd.	36,400	913,558
Sanmina Corp. (c)	392,565	31,173,587
TD SYNNEX Corp.	412,000	49,023,880
Thinking Electronic Industries Co. Ltd.	202,000	965,176
Trimble, Inc. (c)	46,974	3,427,693
Vishay Precision Group, Inc. (c)	302,994	6,959,772
Vontier Corp.	853,940	33,525,684
Zebra Technologies Corp. Class A (c)	19,708	8,021,156
		556,190,373
IT Services - 0.4%
Accenture PLC Class A	41,465	15,025,672
Amdocs Ltd.	2,012,125	174,491,480
ASGN, Inc. (c)	697,084	63,818,040
Avant Group Corp.	185,100	2,616,626
Capgemini SA	347,400	55,844,622
Cognizant Technology Solutions Corp. Class A	851,000	68,496,990
DTS Corp.	112,300	3,122,468
EPAM Systems, Inc. (c)	271,800	66,297,456
Future Corp.	28,200	355,292
Hackett Group, Inc.	63,082	1,976,990
IBM Corp.	132,737	30,185,721
Kyndryl Holdings, Inc. (c)	257,689	8,944,385
MongoDB, Inc. Class A (c)	203,000	65,465,470
Okta, Inc. Class A (c)	177,377	13,757,360
Sopra Steria Group	63,880	12,069,928
TDC Soft, Inc.	373,600	3,321,111
Twilio, Inc. Class A (c)	377,953	39,511,207
		625,300,818
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (c)	335,400	46,008,495
AEHR Test Systems (c)(f)	368,178	4,377,636
Alchip Technologies Ltd.	227,000	15,603,214
Allegro MicroSystems LLC (c)	577,790	12,555,377
Analog Devices, Inc.	92,525	20,175,076
Applied Materials, Inc.	261,827	45,743,795
ASML Holding NV:
(depository receipt)	33,600	23,070,096
(Netherlands)	159,000	108,646,161
Astera Labs, Inc. (c)	422,800	43,654,100
Axcelis Technologies, Inc. (c)(f)	77,230	5,733,555
BE Semiconductor Industries NV	109,643	13,092,772
Broadcom, Inc.	1,108,600	179,681,888
Cirrus Logic, Inc. (c)	331,182	34,591,960
Diodes, Inc. (c)	690,797	44,901,805
Entegris, Inc.	187,100	19,763,373
FormFactor, Inc. (c)	164,847	6,603,771
Ichor Holdings Ltd. (c)	194,990	6,387,872
Impinj, Inc. (c)(f)	11,870	2,281,533
Intel Corp.	1,530,419	36,806,577
KLA Corp.	13,043	8,439,212
Lam Research Corp.	306,000	22,607,280
Lattice Semiconductor Corp. (c)	1,056,471	59,954,729
MACOM Technology Solutions Holdings, Inc. (c)	51,011	6,775,281
Marvell Technology, Inc.	2,436,011	225,793,860
Micron Technology, Inc.	2,740,442	268,426,294
MKS Instruments, Inc.	215,630	24,504,193
Nova Ltd. (c)(f)	37,400	6,872,624
NVE Corp.	12,135	937,793
NVIDIA Corp.	20,145,180	2,785,071,135
NXP Semiconductors NV	354,342	81,275,425
ON Semiconductor Corp. (c)	1,248,200	88,771,984
Onto Innovation, Inc. (c)	32,960	5,411,373
Penguin Solutions, Inc. (c)(f)	793,640	14,396,630
Photronics, Inc. (c)	159,041	3,961,711
Power Integrations, Inc. (f)	135,067	8,848,239
Qorvo, Inc. (c)	64,277	4,438,327
Qualcomm, Inc.	537,424	85,197,827
Renesas Electronics Corp.	3,490,200	45,777,780
Silicon Motion Tech Corp. sponsored ADR	49,860	2,646,070
Sitronix Technology Corp.	21,000	134,514
Skyworks Solutions, Inc.	217,788	19,076,051
SolarEdge Technologies, Inc. (c)(f)	409,700	6,473,260
Sumco Corp. (f)	795,020	6,427,770
Synaptics, Inc. (c)	67,340	5,403,362
Taiwan Semiconductor Manufacturing Co. Ltd.	9,074,000	282,855,392
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	395,800	73,088,428
Teradyne, Inc.	217,500	23,925,000
Texas Instruments, Inc.	23,906	4,805,823
Topco Scientific Co. Ltd.	574,455	5,268,145
Ultra Clean Holdings, Inc. (c)	107,360	4,125,845
		4,851,370,413
Software - 3.8%
Adobe, Inc. (c)	751,499	387,720,879
Agilysys, Inc. (c)	48,630	6,531,009
Alarm.com Holdings, Inc. (c)	42,681	2,780,240
ANSYS, Inc. (c)	1,570	551,227
Autodesk, Inc. (c)	511,977	149,446,086
Bill Holdings, Inc. (c)	146,254	13,195,036
Blackbaud, Inc. (c)	57,617	4,836,371
BlackLine, Inc. (c)	438,830	27,211,848
CCC Intelligent Solutions Holdings, Inc. (c)(d)	134,385	1,693,251
Cellebrite DI Ltd. (c)	556,980	11,239,856
Clear Secure, Inc.	219,510	5,680,919
CommVault Systems, Inc. (c)	108,757	18,661,614
Cresco Ltd.	607,200	4,975,619
Dassault Systemes SA	180,210	6,220,278
DocuSign, Inc. (c)	94,106	7,499,307
Dolby Laboratories, Inc. Class A	149,994	11,747,530
Dropbox, Inc. Class A (c)	727,261	20,116,039
Elastic NV (c)	902,997	98,842,052
Five9, Inc. (c)(f)	1,474,772	60,878,588
Gen Digital, Inc.	5,738,800	177,041,980
HubSpot, Inc. (c)	161,900	116,737,995
Informatica, Inc. Class A (c)	91,855	2,435,995
Intapp, Inc. (c)	31,530	1,972,202
Intuit, Inc.	152,200	97,671,306
Manhattan Associates, Inc. (c)	154,563	44,118,463
Microsoft Corp.	7,579,102	3,209,446,534
Open Text Corp. (f)	242,700	7,389,951
Open Text Corp. (f)	358,200	10,900,026
Oracle Corp.	802,300	148,297,132
Pegasystems, Inc.	19,934	1,893,132
PTC, Inc. (c)	8,000	1,600,480
Qualys, Inc. (c)	92,730	14,243,328
Rapid7, Inc. (c)	699,730	29,808,498
RingCentral, Inc. Class A (c)	11,209	421,795
Roper Technologies, Inc.	3,342	1,893,042
Sage Group PLC	1,887,600	31,512,621
Salesforce, Inc.	907,811	299,568,552
SAP SE sponsored ADR	663,755	157,708,188
ServiceNow, Inc. (c)	511	536,264
SolarWinds, Inc.	53,400	712,890
SPS Commerce, Inc. (c)	52,410	10,118,799
Synopsys, Inc. (c)	264,100	147,497,209
System Research Co. Ltd.	294,000	2,721,585
Telos Corp. (c)(f)	180,140	612,476
Tenable Holdings, Inc. (c)	2,048,119	85,980,036
Teradata Corp. (c)	476,448	14,722,243
Varonis Systems, Inc. (c)	273,590	13,668,556
Workday, Inc. Class A (c)	185,454	46,361,645
Workiva, Inc. Class A (c)	335,980	32,674,055
Zoom Communications, Inc. Class A (c)	287,756	23,794,544
		5,573,889,271
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	7,893,773	1,873,429,146
Dell Technologies, Inc. Class C	1,137,105	145,083,227
Hewlett Packard Enterprise Co.	249,457	5,293,478
MCJ Co. Ltd.	689,000	6,364,322
NetApp, Inc.	37,190	4,560,982
Samsung Electronics Co. Ltd.	548,400	21,568,955
Seagate Technology Holdings PLC	227,300	23,032,309
TSC Auto ID Technology Corp.	48,290	307,210
Western Digital Corp. (c)	93,375	6,815,441
Wiwynn Corp.	358,000	21,610,774
		2,108,065,844
TOTAL INFORMATION TECHNOLOGY		14,213,959,755
MATERIALS - 1.5%
Chemicals - 0.7%
AdvanSix, Inc.	120,000	3,896,400
Air Products & Chemicals, Inc.	274,600	91,807,018
Aspen Aerogels, Inc. (c)(f)	166,220	2,460,056
Avient Corp.	864	44,280
Axalta Coating Systems Ltd. (c)	1,811,379	73,288,394
Balchem Corp.	253,810	45,817,781
C. Uyemura & Co. Ltd.	81,800	5,795,408
Cabot Corp.	291,200	31,921,344
Celanese Corp.	136,720	10,009,271
CF Industries Holdings, Inc.	1,173,260	105,194,492
Corteva, Inc.	491,800	30,609,632
Dow, Inc.	504,100	22,286,261
DuPont de Nemours, Inc.	247,983	20,728,899
Ecolab, Inc.	308,109	76,648,276
Element Solutions, Inc.	1,062,012	30,458,504
Hawkins, Inc.	58,168	7,824,178
Innospec, Inc.	58,518	6,940,820
International Flavors & Fragrances, Inc.	58,007	5,299,520
Linde PLC	329,477	151,885,602
LyondellBasell Industries NV Class A	310,000	25,835,400
Minerals Technologies, Inc.	250,354	20,421,376
Nutrien Ltd. (f)	1,469,200	68,552,872
Olin Corp.	136,939	5,832,232
PPG Industries, Inc.	145,562	18,103,546
RPM International, Inc.	323,241	44,859,386
Scientex Bhd	2,007,400	2,059,017
Sherwin-Williams Co.	66,300	26,347,620
Soulbrain Co. Ltd.	34,840	4,529,029
The Chemours Co. LLC	1,459,800	31,736,052
Tronox Holdings PLC	2,606,032	31,532,987
		1,002,725,653
Construction Materials - 0.2%
CRH PLC	1,386,559	141,803,389
Eagle Materials, Inc.	252,472	77,993,650
Martin Marietta Materials, Inc.	48,600	29,160,000
RHI Magnesita NV	121,380	4,780,227
United States Lime & Minerals, Inc.	25,716	3,934,548
Vertex Corp.	34,500	445,503
Vulcan Materials Co.	32,785	9,446,342
Wienerberger AG	464,013	13,053,004
		280,616,663
Containers & Packaging - 0.3%
Aptargroup, Inc.	401,146	69,382,212
Avery Dennison Corp.	52,600	10,832,970
Berry Global Group, Inc.	43,683	3,158,718
Corticeira Amorim SGPS SA	224,580	1,974,543
Crown Holdings, Inc.	905,266	83,365,946
Graphic Packaging Holding Co. (f)	1,238,924	37,279,223
International Paper Co.	838,700	49,340,721
Mayr-Melnhof Karton AG (f)	40,600	3,050,478
Packaging Corp. of America	88,351	21,986,146
Sealed Air Corp.	259,471	9,496,639
Silgan Holdings, Inc.	933,500	53,704,255
Smurfit Westrock PLC	648,044	35,655,381
Sonoco Products Co.	70,820	3,674,142
		382,901,374
Metals & Mining - 0.3%
Arch Resources, Inc. Class A, (f)	121,900	20,957,048
ATI, Inc. (c)	405,760	24,414,579
Carpenter Technology Corp.	85,270	16,545,791
Commercial Metals Co.	124,000	7,649,560
Constellium NV (c)	588,710	7,217,585
First Quantum Minerals Ltd. (c)	12,784,201	174,954,674
Freeport-McMoRan, Inc.	1,154,217	51,016,391
Hecla Mining Co.	575,757	3,178,179
Ivanhoe Electric, Inc. (c)(f)	808,800	7,691,688
Ivanhoe Mines Ltd. (c)	3,694,400	50,110,108
Newmont Corp.	63,170	2,649,350
Nucor Corp.	263,078	40,695,536
Southern Copper Corp.	19,518	1,958,631
Steel Dynamics, Inc.	101,840	14,794,297
Teck Resources Ltd. Class B	206,000	9,616,080
Warrior Metropolitan Coal, Inc.	249,808	17,566,499
Wheaton Precious Metals Corp.	267,300	16,660,809
Worthington Steel, Inc.	20,500	919,220
		468,596,025
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	276,862	32,725,088
Magnera Corp. (c)	12,069	247,173
Stella-Jones, Inc.	32,000	1,632,399
Sylvamo Corp.	73,286	6,763,565
		41,368,225
TOTAL MATERIALS		2,176,207,940
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Agree Realty Corp.	244,700	18,792,960
American Homes 4 Rent Class A	146,012	5,590,799
American Tower Corp.	576,690	120,528,210
Armada Hoffler Properties, Inc. Class A,	381,840	4,219,332
Brixmor Property Group, Inc.	482,860	14,519,600
Camden Property Trust (SBI)	81,200	10,214,960
CareTrust (REIT), Inc.	141,010	4,200,688
COPT Defense Properties (SBI)	394,000	12,982,300
Crown Castle, Inc.	1,526,971	162,240,669
CubeSmart	1,095,200	54,278,112
Curbline Properties Corp.	708,044	17,177,147
Digital Realty Trust, Inc.	178,900	35,008,941
Douglas Emmett, Inc. (f)	409,280	7,923,661
Equinix, Inc.	80,251	78,764,751
Equity Residential (SBI)	70,504	5,404,837
Essex Property Trust, Inc.	55,100	17,106,346
Extra Space Storage, Inc.	25,012	4,276,052
Federal Realty Investment Trust (SBI)	157,700	18,395,705
First Industrial Realty Trust, Inc.	141,776	7,577,927
Four Corners Property Trust, Inc.	510,790	15,175,571
Gaming & Leisure Properties	33,287	1,717,942
Healthpeak Properties, Inc.	537,993	11,830,466
Invitation Homes, Inc.	941,500	32,246,375
Lamar Advertising Co. Class A	406,562	54,487,439
LXP Industrial Trust (REIT)	795,670	7,439,515
Mid-America Apartment Communities, Inc.	237,300	38,955,168
NNN (REIT), Inc.	333,700	14,676,126
Omega Healthcare Investors, Inc.	247,900	10,067,219
Outfront Media, Inc.	1,677,390	32,222,662
Phillips Edison & Co., Inc. (f)	14,885	587,958
Plymouth Industrial REIT, Inc.	1,207,730	22,632,860
Postal Realty Trust, Inc. Class A	186,260	2,639,304
Prologis, Inc.	436,800	51,009,504
Public Storage Operating Co.	133,321	46,402,374
Regency Centers Corp.	22,013	1,663,963
Ryman Hospitality Properties, Inc.	100,500	11,782,620
Sabra Health Care REIT, Inc.	690,600	12,934,938
Simon Property Group, Inc.	361,312	66,336,883
STAG Industrial, Inc.	268,400	9,874,436
Sun Communities, Inc.	393,800	49,748,754
Tanger, Inc.	389,860	14,413,124
Terreno Realty Corp.	456,200	27,659,406
The Macerich Co.	1,685,772	35,755,224
Urban Edge Properties	367,140	8,447,891
Ventas, Inc.	431,900	27,671,833
VICI Properties, Inc.	293,085	9,557,502
Welltower, Inc.	340,600	47,064,108
		1,264,204,162
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	173,000	2,521,893
CBRE Group, Inc. (c)	291,300	40,779,087
Compass, Inc. Class A (c)	2,428,900	17,220,901
CoStar Group, Inc. (c)	81,183	6,603,425
Cushman & Wakefield PLC (c)	844,502	12,920,881
Jones Lang LaSalle, Inc. (c)	98,307	27,584,944
LandBridge Co. LLC	72,210	5,487,960
Newmark Group, Inc. Class A	1,500,753	23,231,656
Robinsons Land Corp.	2,929,000	663,646
Savills PLC	359,600	4,914,334
Zillow Group, Inc.:
Class A (c)	91,479	7,458,283
Class C (c)	177,168	15,007,901
		164,394,911
TOTAL REAL ESTATE		1,428,599,073
UTILITIES - 1.5%
Electric Utilities - 1.0%
Allete, Inc.	134,230	8,708,842
American Electric Power Co., Inc.	9,915	990,112
Constellation Energy Corp.	205,121	52,625,844
Duke Energy Corp.	389,739	45,618,950
Edison International	2,913,843	255,689,723
Entergy Corp.	371,100	57,954,687
Evergy, Inc.	195,467	12,633,032
Eversource Energy	556,640	35,897,714
Exelon Corp.	204,320	8,082,899
FirstEnergy Corp.	346,000	14,722,300
IDACORP, Inc.	146,430	17,347,562
Kansai Electric Power Co., Inc.	953,800	12,289,081
NextEra Energy, Inc.	1,506,633	118,526,818
NRG Energy, Inc.	382,501	38,865,927
OGE Energy Corp.	386,864	17,006,541
Otter Tail Corp.	10,738	865,912
PG&E Corp.	20,691,991	447,567,765
Pinnacle West Capital Corp.	152,800	14,317,360
Southern Co. (g)	2,474,339	220,537,835
TXNM Energy, Inc.	333,000	16,333,650
Xcel Energy, Inc.	544,285	39,493,320
		1,436,075,874
Gas Utilities - 0.1%
Brookfield Infrastructure Corp. A Shares (f)	1,178,660	52,910,047
China Resource Gas Group Ltd.	268,900	960,851
New Jersey Resources Corp.	112,104	5,782,324
UGI Corp.	1,250,364	37,973,555
		97,626,777
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (f)	63,507	2,027,143
Clearway Energy, Inc.:
Class A	29,800	828,738
Class C (f)	26,737	788,474
Sunnova Energy International, Inc. (c)(f)	292,590	1,620,949
The AES Corp.	3,509,442	45,763,124
Vistra Corp.	398,417	63,682,973
		114,711,401
Multi-Utilities - 0.3%
Ameren Corp.	145,500	13,733,745
Black Hills Corp.	30,670	1,965,027
CenterPoint Energy, Inc.	1,085,243	35,400,627
Consolidated Edison, Inc.	82,731	8,321,911
DTE Energy Co.	66,000	8,301,480
National Grid PLC	11,263,420	142,174,229
NiSource, Inc.	828,900	31,572,801
Public Service Enterprise Group, Inc.	458,112	43,199,962
Sempra	2,162,700	202,580,109
		487,249,891
Water Utilities - 0.0%
Consolidated Water Co., Inc.	32,972	887,936
TOTAL UTILITIES		2,136,551,879
TOTAL COMMON STOCKS (Cost $48,969,319,461)		70,593,116,180

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. (Cost $146,319,219)	3,490,340	116,686,394
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $146,319,219)		116,686,394

Nonconvertible Bonds - 0.7%
	Principal Amount (i)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.:
1.7% 3/25/26	2,000,000	1,924,630
2.95% 7/15/26	3,870,000	3,773,812
NTT Finance Corp.:
4.372% 7/27/27 (b)	2,000,000	1,987,673
5.104% 7/2/27 (b)	3,000,000	3,034,222
Verizon Communications, Inc. 4.125% 3/16/27	1,820,000	1,803,241
		12,523,578
Media - 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	2,000,000	1,920,251
4.908% 7/23/25	703,000	702,623
COX Communications, Inc. 3.35% 9/15/26 (b)	2,000,000	1,946,409
Warnermedia Holdings, Inc.:
3.638% 3/15/25	3,000,000	2,987,392
3.755% 3/15/27	5,500,000	5,326,799
		12,883,474
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc.:
2.9% 11/15/26	2,000,000	1,928,537
3.2% 3/15/27	3,000,000	2,900,231
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	3,000,000	2,886,414
2.25% 2/15/26	2,840,000	2,754,019
2.625% 4/15/26	3,000,000	2,917,322
3.5% 4/15/25	2,000,000	1,989,455
		15,375,978
TOTAL COMMUNICATION SERVICES		40,783,030
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.6202% 4/1/25 (b)(j)(k)	1,000,000	1,001,978
4.65% 8/13/26 (b)	3,084,000	3,086,576
General Motors Financial Co., Inc.:
1.25% 1/8/26	1,610,000	1,548,164
1.5% 6/10/26	2,000,000	1,902,946
4.35% 4/9/25	3,000,000	2,993,371
5% 4/9/27	1,800,000	1,807,269
5.4% 5/8/27	3,000,000	3,040,765
Hyundai Capital America:
1.5% 6/15/26 (b)	2,000,000	1,900,728
2.75% 9/27/26 (b)	2,000,000	1,925,928
5.5% 3/30/26 (b)	2,000,000	2,015,022
5.65% 6/26/26 (b)	2,500,000	2,527,622
5.8% 6/26/25 (b)	2,000,000	2,009,611
5.95% 9/21/26 (b)	4,000,000	4,071,800
Mercedes-Benz Finance North America LLC:
4.75% 8/1/27 (b)	4,500,000	4,504,818
4.8% 1/11/27 (b)	1,900,000	1,905,733
4.95% 3/30/25 (b)	2,500,000	2,499,989
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	3,000,000	2,899,241
3.2% 9/26/26 (b)	3,000,000	2,900,234
3.95% 6/6/25 (b)	3,000,000	2,984,754
4.625% 11/13/25 (b)	1,490,000	1,486,475
5.7% 9/12/26 (b)	3,550,000	3,588,276
6% 11/16/26 (b)	3,900,000	3,963,076
		56,564,376
Specialty Retail - 0.0%
AutoZone, Inc.:
3.125% 4/21/26	1,500,000	1,468,664
3.625% 4/15/25	3,000,000	2,984,849
Lowe's Companies, Inc.:
4% 4/15/25	1,500,000	1,495,775
4.8% 4/1/26	225,000	225,616
O'Reilly Automotive, Inc. 5.75% 11/20/26	2,230,000	2,274,550
Ross Stores, Inc. 0.875% 4/15/26	3,500,000	3,322,508
		11,771,962
TOTAL CONSUMER DISCRETIONARY		68,336,338
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dollar Tree, Inc. 4% 5/15/25	1,500,000	1,492,781
Mondelez International Holdings Netherlands BV 1.25% 9/24/26 (b)	1,960,000	1,840,519
		3,333,300
Food Products - 0.0%
Bunge Ltd. Finance Corp. 4.1% 1/7/28	2,243,000	2,205,939
Tobacco - 0.0%
Altria Group, Inc. 2.625% 9/16/26	5,000,000	4,828,337
BAT Capital Corp.:
3.215% 9/6/26	5,510,000	5,365,430
3.557% 8/15/27	4,000,000	3,883,325
4.7% 4/2/27	2,000,000	1,997,871
BAT International Finance PLC 1.668% 3/25/26	2,000,000	1,920,653
Imperial Brands Finance PLC:
3.5% 7/26/26 (b)	4,000,000	3,909,759
6.125% 7/27/27 (b)	2,000,000	2,059,202
Philip Morris International, Inc. 4.75% 2/12/27	2,102,000	2,111,075
Reynolds American, Inc. 4.45% 6/12/25	4,000,000	3,992,296
		30,067,948
TOTAL CONSUMER STAPLES		35,607,187
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	2,930,000	2,791,520
Oil, Gas & Consumable Fuels - 0.1%
6297782 LLC 4.911% 9/1/27 (b)	921,000	920,034
Canadian Natural Resources Ltd.:
2.05% 7/15/25	2,000,000	1,965,200
3.85% 6/1/27	6,000,000	5,876,505
Cenovus Energy, Inc. 4.25% 4/15/27	5,500,000	5,435,770
DCP Midstream Operating LP:
5.375% 7/15/25	1,909,000	1,912,168
5.625% 7/15/27	2,809,000	2,855,677
Devon Energy Corp. 5.85% 12/15/25	2,000,000	2,014,206
Diamondback Energy, Inc. 5.2% 4/18/27	3,633,000	3,679,637
Enbridge, Inc.:
5.25% 4/5/27	1,675,000	1,699,629
5.3% 4/5/29	1,400,000	1,425,712
5.9% 11/15/26	3,288,000	3,357,328
Energy Transfer LP:
2.9% 5/15/25	2,000,000	1,980,898
4.2% 4/15/27	2,760,000	2,729,029
4.4% 3/15/27	2,000,000	1,986,661
5.625% 5/1/27 (b)	2,000,000	2,005,006
6% 2/1/29 (b)	3,900,000	3,960,575
6.05% 12/1/26	3,900,000	3,988,678
EQT Corp. 3.125% 5/15/26 (b)	4,000,000	3,890,733
MPLX LP:
1.75% 3/1/26	5,000,000	4,812,892
4% 2/15/25	2,000,000	1,994,979
4.125% 3/1/27	3,700,000	3,654,750
Northwest Pipeline Corp. 4% 4/1/27	3,000,000	2,948,960
Occidental Petroleum Corp. 5% 8/1/27	2,738,000	2,745,792
ONEOK, Inc. 4.25% 9/24/27	383,000	378,949
Petroleos Mexicanos 6.5% 3/13/27	2,000,000	1,951,260
Phillips 66 Co.:
3.55% 10/1/26	1,850,000	1,814,565
3.85% 4/9/25	2,000,000	1,991,809
Pioneer Natural Resources Co. 1.125% 1/15/26	1,500,000	1,444,359
The Williams Companies, Inc.:
3.9% 1/15/25	3,000,000	2,995,778
5.4% 3/2/26	312,000	314,253
Western Midstream Operating LP 4.65% 7/1/26	3,000,000	2,982,207
		81,713,999
TOTAL ENERGY		84,505,519
FINANCIALS - 0.4%
Banks - 0.3%
ABN AMRO Bank NV 6.339% 9/18/27 (b)(j)	4,000,000	4,098,343
Banco Santander SA 5.365% 7/15/28 (j)	3,800,000	3,838,902
Bank of America Corp.:
1.197% 10/24/26 (j)	3,000,000	2,908,355
1.658% 3/11/27 (j)	3,600,000	3,459,349
3.366% 1/23/26 (j)	3,000,000	2,992,449
3.559% 4/23/27 (j)	4,000,000	3,931,013
3.824% 1/20/28 (j)	4,560,000	4,473,276
3.95% 4/21/25	3,000,000	2,987,765
5.08% 1/20/27 (j)	2,000,000	2,005,697
5.933% 9/15/27 (j)	3,700,000	3,770,341
Bank of Ireland Group PLC 2.029% 9/30/27 (b)(j)	3,700,000	3,511,284
Bank of Montreal:
4.567% 9/10/27 (j)	4,382,000	4,373,420
5.266% 12/11/26	5,000,000	5,067,206
5.3% 6/5/26	1,770,000	1,788,527
Bank of Nova Scotia:
1.3% 9/15/26	1,960,000	1,851,682
4.404% 9/8/28 (j)	4,920,000	4,883,461
5.35% 12/7/26	1,945,000	1,973,713
5.45% 6/12/25	2,000,000	2,008,366
Banque Federative du Credit Mutuel SA:
5.088% 1/23/27 (b)	1,900,000	1,915,183
5.896% 7/13/26 (b)	2,000,000	2,035,975
Barclays PLC:
2.279% 11/24/27 (j)	4,200,000	3,987,376
2.852% 5/7/26 (j)	1,000,000	990,435
5.304% 8/9/26 (j)	1,490,000	1,492,519
5.501% 8/9/28 (j)	2,000,000	2,024,990
5.674% 3/12/28 (j)	3,300,000	3,353,463
5.829% 5/9/27 (j)	2,670,000	2,700,442
6.496% 9/13/27 (j)	2,800,000	2,870,049
7.325% 11/2/26 (j)	3,500,000	3,570,521
BNP Paribas SA:
1.323% 1/13/27 (b)(j)	3,610,000	3,462,770
1.675% 6/30/27 (b)(j)	4,300,000	4,085,134
2.219% 6/9/26 (b)(j)	1,500,000	1,477,671
BPCE SA:
1.652% 10/6/26 (b)(j)	1,590,000	1,545,188
5.203% 1/18/27 (b)	1,500,000	1,515,103
5.975% 1/18/27 (b)(j)	3,000,000	3,024,897
6.612% 10/19/27 (b)(j)	3,640,000	3,739,751
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	2,000,000	1,990,007
5.926% 10/2/26	2,000,000	2,043,965
Citibank NA:
4.929% 8/6/26	4,500,000	4,524,030
5.864% 9/29/25	2,000,000	2,017,995
Citigroup, Inc.:
1.122% 1/28/27 (j)	5,000,000	4,789,547
1.462% 6/9/27 (j)	3,000,000	2,852,607
2.014% 1/25/26 (j)	1,500,000	1,492,908
3.106% 4/8/26 (j)	2,000,000	1,987,638
5.61% 9/29/26 (j)	2,000,000	2,011,990
Citizens Bank NA 4.575% 8/9/28 (j)	3,000,000	2,981,046
Cooperatieve Rabobank UA 3.649% 4/6/28 (b)(j)	5,800,000	5,644,892
Credit Agricole SA:
1.247% 1/26/27 (b)(j)	2,000,000	1,913,937
5.134% 3/11/27 (b)	3,500,000	3,538,114
Danske Bank A/S:
1.549% 9/10/27 (b)(j)	2,000,000	1,890,158
5.427% 3/1/28 (b)(j)	3,000,000	3,038,207
6.259% 9/22/26 (b)(j)	2,227,000	2,248,896
6.466% 1/9/26 (b)(j)	1,960,000	1,962,400
DNB Bank ASA 1.535% 5/25/27 (b)(j)	5,660,000	5,389,206
Fifth Third Bancorp 2.375% 1/28/25	3,000,000	2,987,759
HSBC Holdings PLC:
1.645% 4/18/26 (j)	1,000,000	987,429
4.292% 9/12/26 (j)	1,510,000	1,502,623
5.597% 5/17/28 (j)	3,400,000	3,448,762
5.887% 8/14/27 (j)	4,660,000	4,731,258
7.336% 11/3/26 (j)	2,000,000	2,042,473
Huntington Bancshares, Inc.:
4.443% 8/4/28 (j)	3,000,000	2,969,707
6.208% 8/21/29 (j)	4,350,000	4,531,970
ING Groep NV:
1.726% 4/1/27 (j)	3,724,000	3,568,236
6.083% 9/11/27 (j)	3,000,000	3,060,653
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.4945% 2/24/26 (j)(k)	3,000,000	3,005,070
1.47% 9/22/27 (j)	4,100,000	3,867,937
1.578% 4/22/27 (j)	2,910,000	2,784,456
2.182% 6/1/28 (j)	3,000,000	2,820,131
4.505% 10/22/28 (j)	5,000,000	4,970,961
4.979% 7/22/28 (j)	6,100,000	6,139,602
5.04% 1/23/28 (j)	2,200,000	2,213,114
5.571% 4/22/28 (j)	2,384,000	2,428,786
6.07% 10/22/27 (j)	3,400,000	3,480,522
KeyCorp U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 5.8228% 5/23/25 (j)(k)	1,500,000	1,502,902
Lloyds Banking Group PLC:
1.627% 5/11/27 (j)	5,038,000	4,807,978
5.462% 1/5/28 (j)	2,200,000	2,224,937
5.985% 8/7/27 (j)	3,305,000	3,359,318
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (j)	3,620,000	3,438,030
4.08% 4/19/28 (j)	6,000,000	5,911,100
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (j)	2,960,000	2,810,728
1.554% 7/9/27 (j)	3,000,000	2,851,383
2.226% 5/25/26 (j)	2,000,000	1,973,786
2.839% 9/13/26	3,000,000	2,910,598
3.477% 4/12/26 (b)	2,000,000	1,965,577
5.414% 9/13/28 (j)	2,000,000	2,034,458
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	941,000	943,428
5.479% 7/16/25	2,000,000	2,009,635
5.882% 10/30/26	2,000,000	2,046,959
NatWest Group PLC:
1.642% 6/14/27 (j)	3,000,000	2,854,262
3.073% 5/22/28 (j)	3,800,000	3,641,366
5.847% 3/2/27 (j)	2,758,000	2,787,780
7.472% 11/10/26 (j)	2,000,000	2,044,740
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.2409% 3/22/25 (b)(j)(k)	2,000,000	2,007,206
5.416% 5/17/27 (b)	2,400,000	2,438,149
PNC Financial Services Group, Inc.:
5.102% 7/23/27 (j)	4,600,000	4,625,726
5.3% 1/21/28 (j)	5,595,000	5,659,738
6.615% 10/20/27 (j)	5,600,000	5,780,396
Royal Bank of Canada 5.069% 7/23/27 (j)	4,600,000	4,628,886
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (j)	3,000,000	2,846,538
3.244% 10/5/26	4,700,000	4,552,384
6.124% 5/31/27 (j)	1,162,000	1,179,366
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 5.7789% 1/21/26 (b)(j)(k)	3,000,000	3,002,871
Sumitomo Mitsui Financial Group, Inc.:
5.464% 1/13/26	3,000,000	3,022,840
5.88% 7/13/26	1,760,000	1,791,655
The Toronto-Dominion Bank:
1.2% 6/3/26	1,000,000	950,446
5.264% 12/11/26	2,075,000	2,101,898
5.532% 7/17/26	3,000,000	3,037,787
Truist Financial Corp.:
1.267% 3/2/27 (j)	3,000,000	2,871,033
5.9% 10/28/26 (j)	3,900,000	3,935,500
6.047% 6/8/27 (j)	5,460,000	5,555,800
U.S. Bancorp:
3.1% 4/27/26	1,500,000	1,469,722
6.787% 10/26/27 (j)	3,720,000	3,853,969
Wells Fargo & Co.:
2.164% 2/11/26 (j)	1,000,000	994,595
2.393% 6/2/28 (j)	5,900,000	5,565,707
3% 2/19/25	3,000,000	2,987,887
3.196% 6/17/27 (j)	5,350,000	5,219,002
5.707% 4/22/28 (j)	3,000,000	3,060,107
Wells Fargo Bank NA 5.254% 12/11/26	2,000,000	2,025,976
		354,857,757
Capital Markets - 0.1%
Athene Global Funding:
1.608% 6/29/26 (b)	2,500,000	2,375,129
1.716% 1/7/25 (b)	3,000,000	2,990,883
4.86% 8/27/26 (b)	5,300,000	5,289,242
5.516% 3/25/27 (b)	2,500,000	2,535,107
5.684% 2/23/26 (b)	2,700,000	2,721,956
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (j)	4,000,000	3,889,246
2.552% 1/7/28 (j)	3,900,000	3,705,702
5.706% 2/8/28 (j)	6,000,000	6,076,347
7.146% 7/13/27 (j)	720,000	743,474
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (j)	3,000,000	2,888,544
1.431% 3/9/27 (j)	2,910,000	2,788,399
1.542% 9/10/27 (j)	2,000,000	1,887,753
1.948% 10/21/27 (j)	5,800,000	5,492,259
4.387% 6/15/27 (j)	3,000,000	2,981,005
Intercontinental Exchange, Inc.:
3.625% 9/1/28	3,700,000	3,570,331
3.65% 5/23/25	1,500,000	1,492,415
Moody's Corp. 3.75% 3/24/25	3,000,000	2,989,188
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.2137% 1/22/25 (j)(k)	3,000,000	3,000,458
0.985% 12/10/26 (j)	3,000,000	2,883,912
1.512% 7/20/27 (j)	5,860,000	5,555,245
1.593% 5/4/27 (j)	4,000,000	3,822,085
3.591% 7/22/28 (j)	3,000,000	2,904,248
NASDAQ, Inc. 5.65% 6/28/25	318,000	319,392
UBS Group AG:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.1772% 5/12/26 (b)(j)(k)	2,000,000	2,011,260
1.305% 2/2/27 (b)(j)	3,000,000	2,873,046
1.364% 1/30/27 (b)(j)	3,720,000	3,566,798
1.494% 8/10/27 (b)(j)	4,100,000	3,869,475
4.125% 4/15/26 (b)	3,000,000	2,967,258
4.703% 8/5/27 (b)(j)	2,730,000	2,717,586
		90,907,743
Consumer Finance - 0.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	3,000,000	2,896,564
6.1% 1/15/27	2,000,000	2,049,574
6.45% 4/15/27	1,998,000	2,070,094
6.5% 7/15/25	1,500,000	1,511,542
Ally Financial, Inc.:
5.8% 5/1/25	2,000,000	2,003,756
7.1% 11/15/27	5,120,000	5,420,925
American Express Co.:
5.098% 2/16/28 (j)	2,850,000	2,870,473
5.389% 7/28/27 (j)	1,700,000	1,717,953
6.338% 10/30/26 (j)	1,694,000	1,717,916
Capital One Financial Corp.:
1.878% 11/2/27 (j)	3,700,000	3,493,996
4.985% 7/24/26 (j)	1,500,000	1,499,538
7.149% 10/29/27 (j)	4,400,000	4,577,056
Ford Motor Credit Co. LLC:
5.8% 3/5/27	2,200,000	2,227,680
5.85% 5/17/27	4,000,000	4,059,385
6.95% 3/6/26	65,000	66,208
6.95% 6/10/26	2,000,000	2,047,374
		40,230,034
Financial Services - 0.0%
CNH Industrial Capital LLC:
1.45% 7/15/26	5,700,000	5,410,239
4.5% 10/8/27	3,700,000	3,671,523
Corebridge Financial, Inc.:
3.5% 4/4/25	1,500,000	1,492,473
3.65% 4/5/27	2,810,000	2,740,983
Corebridge Global Funding:
0.9% 9/22/25 (b)	2,000,000	1,942,147
5.75% 7/2/26 (b)	2,000,000	2,031,200
Jackson Financial, Inc. 5.17% 6/8/27	2,000,000	2,016,328
JBS U.S.A. Holding Lux Sarl/ JBS U.S.A. Food Co./ JBS Lux Co. Sarl 2.5% 1/15/27	3,000,000	2,848,536
Nationwide Building Society 6.557% 10/18/27 (b)(j)	2,000,000	2,056,684
The Western Union Co. 1.35% 3/15/26	3,000,000	2,863,381
		27,073,494
Insurance - 0.0%
Aon North America, Inc. 5.125% 3/1/27	3,250,000	3,284,772
Equitable Financial Life Global Funding:
1% 1/9/26 (b)	3,900,000	3,743,512
1.3% 7/12/26 (b)	1,000,000	947,465
Jackson National Life Global Funding 5.55% 7/2/27 (b)	2,512,000	2,552,582
MassMutual Global Funding II:
4.5% 4/10/26 (b)	2,000,000	2,000,035
5.1% 4/9/27 (b)	3,400,000	3,448,390
Metropolitan Tower Global Funding 4% 10/1/27 (b)	1,400,000	1,382,080
		17,358,836
TOTAL FINANCIALS		530,427,864
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Amgen, Inc.:
5.15% 3/2/28	342,000	347,132
5.25% 3/2/25	2,000,000	2,001,442
		2,348,574
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 1.9% 6/1/25	3,000,000	2,956,422
Health Care Providers & Services - 0.0%
Cigna Group:
1.25% 3/15/26	803,000	768,511
3.4% 3/1/27	3,000,000	2,920,855
CVS Health Corp.:
2.875% 6/1/26	3,870,000	3,760,042
5% 2/20/26	2,000,000	2,002,351
HCA Holdings, Inc.:
4.5% 2/15/27	4,000,000	3,969,100
5.25% 6/15/26	2,735,000	2,742,173
5.875% 2/15/26	2,000,000	2,015,547
ICON Investments Six Designated Activity 5.809% 5/8/27	3,353,000	3,417,501
		21,596,080
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co. 4.9% 2/22/27	1,624,000	1,642,259
Haleon U.S. Capital LLC 3.375% 3/24/27	1,870,000	1,818,947
Haleon UK Capital PLC 3.125% 3/24/25	1,000,000	994,960
		4,456,166
TOTAL HEALTH CARE		31,357,242
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems PLC 5% 3/26/27 (b)	1,066,000	1,073,841
L3Harris Technologies, Inc. 5.4% 1/15/27	2,000,000	2,032,999
RTX Corp. 5.75% 11/8/26	721,000	735,211
The Boeing Co.:
4.875% 5/1/25	3,000,000	2,996,443
6.259% 5/1/27 (b)	302,000	309,472
		7,147,966
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	3,000,000	2,982,131
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.2% 3/15/25	1,500,000	1,492,204
Ground Transportation - 0.0%
Canadian Pacific Railway Co. 1.35% 12/2/24	3,000,000	3,000,000
Machinery - 0.1%
Daimler Trucks Finance North America LLC:
2% 12/14/26 (b)	2,920,000	2,763,993
5% 1/15/27 (b)	2,300,000	2,311,340
5.125% 9/25/27 (b)	1,185,000	1,195,645
5.2% 1/17/25 (b)	610,000	610,212
5.6% 8/8/25 (b)	1,460,000	1,469,558
Ingersoll Rand, Inc. 5.197% 6/15/27	4,100,000	4,155,892
Otis Worldwide Corp. 2.056% 4/5/25	3,000,000	2,970,372
		15,477,012
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
1.875% 8/15/26	2,000,000	1,904,348
2.3% 2/1/25	3,000,000	2,984,398
2.875% 1/15/26	2,158,000	2,111,550
3.375% 7/1/25	3,000,000	2,974,074
		9,974,370
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	3,500,000	3,376,082
2.875% 2/15/25 (b)	4,500,000	4,471,359
3.25% 2/15/27 (b)	3,800,000	3,649,783
6.375% 5/4/28 (b)	571,000	592,670
		12,089,894
TOTAL INDUSTRIALS		52,163,577
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Cisco Systems, Inc. 4.8% 2/26/27	3,000,000	3,028,133
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp. 5.05% 4/5/27	589,000	595,490
Dell International LLC/EMC Corp.:
4.9% 10/1/26	3,000,000	3,005,849
6.02% 6/15/26	4,015,000	4,076,441
		7,677,780
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom, Inc.:
4.15% 2/15/28	3,547,000	3,497,286
5.05% 7/12/27	3,800,000	3,838,082
Micron Technology, Inc. 4.185% 2/15/27	5,450,000	5,384,457
NXP BV/NXP Funding LLC 5.35% 3/1/26	4,000,000	4,014,200
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	2,760,000	2,726,632
		19,460,657
Software - 0.0%
Oracle Corp. 2.65% 7/15/26	4,000,000	3,879,468
Roper Technologies, Inc. 1% 9/15/25	2,000,000	1,943,960
VMware, Inc. 1.4% 8/15/26	2,000,000	1,889,676
		7,713,104
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co.:
4.4% 9/25/27	1,832,000	1,821,523
4.45% 9/25/26	2,255,000	2,245,232
		4,066,755
TOTAL INFORMATION TECHNOLOGY		41,946,429
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese U.S. Holdings LLC:
1.4% 8/5/26	2,904,000	2,711,499
6.05% 3/15/25	1,500,000	1,502,143
6.165% 7/15/27	5,000,000	5,101,352
The Mosaic Co. 4.05% 11/15/27	3,700,000	3,632,984
		12,947,978
Containers & Packaging - 0.0%
Sonoco Products Co. 4.45% 9/1/26	825,000	820,015
Metals & Mining - 0.0%
Glencore Funding LLC 5.338% 4/4/27 (b)	3,800,000	3,846,694
TOTAL MATERIALS		17,614,687
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.:
1.6% 4/15/26	3,000,000	2,876,021
3.125% 1/15/27	3,600,000	3,488,951
Crown Castle, Inc. 4% 3/1/27	2,000,000	1,967,602
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,000,000	2,995,884
		11,328,458
UTILITIES - 0.0%
Electric Utilities - 0.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,600,000	2,547,078
Duke Energy Corp. 2.65% 9/1/26	1,000,000	966,776
Edison International 5.75% 6/15/27	2,000,000	2,042,945
Enel Americas SA 4% 10/25/26	3,600,000	3,522,384
Enel Finance America LLC 7.1% 10/14/27 (b)	2,000,000	2,118,278
ENEL Finance International NV:
1.625% 7/12/26 (b)(l)	3,000,000	2,852,068
5.125% 6/26/29 (b)	4,400,000	4,439,991
Eversource Energy 4.75% 5/15/26	1,800,000	1,800,080
Exelon Corp. 5.15% 3/15/29	586,000	595,273
FirstEnergy Corp. 3.9% 7/15/27 (l)	3,800,000	3,705,497
Firstenergy Pennsylvania Elect 5.15% 3/30/26 (b)	576,000	576,823
Georgia Power Co. 5.004% 2/23/27	827,000	836,294
Pacific Gas & Electric Co.:
2.1% 8/1/27	3,900,000	3,639,315
5.45% 6/15/27	2,000,000	2,028,556
Southern California Edison Co. 3.7% 8/1/25	1,500,000	1,488,818
Southern Co. 5.5% 3/15/29	893,000	920,669
Vistra Operations Co. LLC 5.05% 12/30/26 (b)(h)	1,265,000	1,266,833
		35,347,678
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 3.3% 7/15/25 (b)	2,000,000	1,975,767
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.:
1.45% 6/1/26	3,000,000	2,860,347
5.25% 8/10/26	2,000,000	2,012,017
Dominion Energy, Inc. 2.85% 8/15/26	2,000,000	1,938,607
DTE Energy Co. 4.95% 7/1/27	1,227,000	1,234,970
NiSource, Inc. 0.95% 8/15/25	3,000,000	2,918,155
Puget Energy, Inc. 3.65% 5/15/25	2,000,000	1,986,247
		12,950,343
TOTAL UTILITIES		50,273,788
TOTAL NONCONVERTIBLE BONDS (Cost $957,606,808)		964,344,119

U.S. Treasury Obligations - 0.4%
	Principal Amount (i)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 5.02% 12/5/24 to 2/27/25 (a)	2,707,000	2,687,618
U.S. Treasury Notes:
3.625% 5/31/28	25,907,700	25,492,772
3.875% 1/15/26	26,336,600	26,211,090
4.125% 6/15/26	99,124,800	98,931,197
4.125% 10/31/27	39,744,500	39,760,025
4.25% 3/15/27 (a)	182,069,800	182,418,293
4.5% 7/15/26 (m)	180,442,500	181,154,402
TOTAL U.S. TREASURY OBLIGATIONS (Cost $555,720,424)		556,655,397

Asset-Backed Securities - 0.1%
	Principal Amount (i)	Value ($)
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/29 (b)	4,735,000	4,736,527
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	527,000	530,801
American Express Credit Account Master Trust:
Series 2023-1 Class A, 4.87% 5/15/28	863,000	867,515
Series 2024-1 Class A, 5.23% 4/15/29	5,000,000	5,090,386
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 5.9259% 10/15/32 (b)(j)(k)	1,259,000	1,260,759
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 5.9675% 4/17/33 (b)(j)(k)	4,748,000	4,758,707
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/32 (b)	2,019,000	2,026,703
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	958,476	968,190
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/33 (b)	316,000	320,802
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/28	1,026,000	1,035,988
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	1,057,000	1,064,532
Series 2024-1 Class A3, 4.98% 3/25/27	1,516,000	1,524,377
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	247,000	249,207
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	241,000	244,263
Buckhorn Park Clo Ltd. Series 2024-1A Class ARR, CME Term SOFR 3 Month Index + 1.070% 5.6277% 7/18/34 (b)(j)(k)	4,537,000	4,537,000
Capital One Prime Auto Receiva Series 2024-1 Class A3, 4.62% 7/16/29	3,405,000	3,409,947
Carmax Series 2023-3 Class A3, 5.28% 5/15/28	1,154,000	1,163,233
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	1,534,000	1,541,115
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	476,000	484,341
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	302,000	307,797
Carmax Auto Owner Trust 2024-3 Series 2024-3 Class A3, 4.89% 7/16/29	2,196,000	2,213,806
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 5.8488% 7/27/30 (b)(j)(k)	21,836	21,836
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	112,458	110,848
Chase Auto Owner Trust:
Series 2024-1A Class A3, 5.13% 5/25/29 (b)	544,000	549,782
Series 2024-4A Class A3, 4.94% 7/25/29 (b)	3,339,000	3,363,952
Chase Auto Owner Trust 24-3 Series 2024-3A Class A3, 5.22% 7/25/29 (b)	2,619,000	2,653,078
Chase Issuance Trust:
Series 2023-A1 Class A, 5.16% 9/15/28	2,080,000	2,105,794
Series 2023-A2 Class A, 5.08% 9/15/30	2,080,000	2,127,212
Chesapeake Funding II LLC:
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.1501% 4/15/33 (b)(j)(k)	24,968	24,967
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	777,268	781,602
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	162,482	164,728
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	619,584	625,619
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	748,000	753,106
Citizens Auto Receivables Trust:
Series 2024-1 Class A3, 5.11% 4/17/28 (b)	817,000	821,900
Series 2024-2 Class A3, 5.33% 8/15/28 (b)	740,000	747,683
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	2,243,000	2,271,999
Dell Equipment Finance Trust 2:
Series 2023-3 Class A3, 5.93% 4/23/29 (b)	773,000	782,464
Series 2024-1 Class A3, 5.39% 3/22/30 (b)	1,003,000	1,012,992
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	498,000	500,945
Dell Equipment Finance Trust 2024-2 Series 2024-2 Class A3, 4.59% 8/22/30 (b)	827,000	827,294
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	134,000	136,062
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	199,000	202,297
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	1,310,000	1,314,352
DLLST Series 2024-1A Class A3, 5.05% 8/20/27 (b)	1,500,000	1,505,166
Dryden 104 Clo Ltd. / Dryden 10 Series 2024-104A Class A1R, CME Term SOFR 3 Month Index + 1.290% 5.811% 8/20/34 (b)(j)(k)	2,406,000	2,411,770
Dryden 68 CLO Ltd. Series 2024-68A Class ARR, CME Term SOFR 3 Month Index + 1.100% 0% 7/15/35 (b)(j)(k)	4,111,000	4,111,000
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.0091% 7/17/34 (b)(j)(k)	878,000	879,594
Enterprise Fleet Financing:
Series 2023-2 Class A2, 5.56% 4/22/30 (b)	1,083,654	1,091,806
Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	620,000	625,346
Class A3, 5.61% 4/20/28 (b)	424,000	432,129
Enterprise Fleet Financing 202:
Series 2024-3 Class A3, 4.98% 8/21/28 (b)	2,415,000	2,434,910
Series 2024-4 Class A3, 4.56% 11/20/28 (b)	991,000	990,445
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	412,333	419,612
Enterprise Fleet Financing LLC:
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	637,781	640,592
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	1,808,872	1,820,188
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 5.901% 5/20/36 (b)(j)(k)	1,693,000	1,698,328
Ford Credit Auto Owner Trust:
Series 2020-1 Class B, 2.29% 8/15/31 (b)	2,400,000	2,386,376
Series 2020-2 Class A, 1.06% 4/15/33 (b)	1,409,000	1,365,617
Series 2023-B Class A3, 5.23% 5/15/28	982,000	990,049
Ford Credit Auto Owner Trust 2 Series 2024-D Class A3, 4.61% 8/15/29	1,895,000	1,896,102
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	986,000	990,439
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	3,118,000	3,171,271
GM Financial Automobile Leasing Trust Series 2023-2 Class A3, 5.05% 7/20/26	970,495	971,747
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	282,000	284,781
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/27	2,671,000	2,687,504
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	141,000	141,689
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class B, 5.73% 6/15/28 (b)	1,104,000	1,115,159
Series 2024-1A Class A1, 5.13% 3/15/29 (b)	6,264,000	6,341,603
Series 2024-4A Class A1, 4.73% 11/15/29 (b)	1,055,000	1,058,865
Hartwick Park Clo Ltd. Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.160% 0% 1/20/37 (b)(j)(k)	3,615,000	3,615,000
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/29 (b)	2,719,000	2,745,780
Hyundai Auto Lease Securitizat:
Series 2023-C Class A3, 5.8% 12/15/26 (b)	1,363,000	1,375,524
Series 2024-B Class A3, 5.41% 5/17/27 (b)	1,108,000	1,121,002
Hyundai Auto Receivables Trust:
Series 2023-B Class A3, 5.48% 4/17/28	285,000	287,953
Series 2024-A Class A3, 4.99% 2/15/29	577,000	581,585
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/28	3,371,000	3,401,659
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 5.8674% 7/20/36 (b)(j)(k)	4,000,000	4,013,308
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	593,000	602,452
Magnetite Xxii Ltd. / Magnetite Series 2024-22A Class ARR, CME Term SOFR 3 Month Index + 1.250% 5.9059% 7/15/36 (b)(j)(k)	3,656,000	3,662,749
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	140,185	140,785
Mercedes-Benz Auto Lease Trust:
Series 2024-A Class A3, 5.32% 1/18/28	714,000	723,192
Series 2024-B Class A3, 4.23% 2/15/28	3,874,000	3,855,609
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/37 (b)	931,000	939,066
Neuberger Berman Ln Advisers N Series 2024-50A Class AR, CME Term SOFR 3 Month Index + 1.250% 5.8763% 7/23/36 (b)(j)(k)	6,075,000	6,086,214
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	1,063,000	1,072,354
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/29 (b)	697,414	697,591
Palmer Square Loan Funding 202:
Series 2024-2A Class A1N, CME Term SOFR 3 Month Index + 1.000% 0% 1/15/33 (b)(h)(j)(k)	763,000	763,000
Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 5.6023% 8/8/32 (b)(j)(k)	1,956,231	1,958,341
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 5.6973% 4/15/30 (b)(j)(k)	2,561,001	2,562,154
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	674,000	682,311
Porsche Innovative Lease Owner Series 2024-2A Class A3, 4.35% 10/20/27 (b)	3,160,000	3,145,833
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.0275% 7/15/36 (b)(j)(k)	1,614,000	1,617,007
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	631,000	638,847
Sbna Auto Lease Trust 2024-C Series 2024-C Class A3, 4.56% 2/22/28 (b)	625,000	624,246
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	1,579,000	1,593,294
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A3, 4.95% 5/21/29 (b)	627,000	629,923
Series 2024-2A Class A3, 5.33% 11/20/29 (b)	359,000	363,621
Tesla Series 2024-A Class A3, 5.3% 6/21/27 (b)	1,216,000	1,221,824
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	1,764,000	1,775,988
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	322,000	323,186
TMUST Series 2024-1A Class A, 5.05% 9/20/29 (b)	1,811,000	1,825,550
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,484,000	1,498,067
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	543,645	549,321
Valley Stream Park Clo Ltd. / Vy Series 2024-1A Class ARR, CME Term SOFR 3 Month Index + 1.190% 0% 1/20/37 (b)(j)(k)	2,570,000	2,570,000
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,189,000	1,189,998
Series 2023-4 Class A1A, 5.16% 6/20/29	1,573,000	1,588,368
Series 2024-8 Class A1A, 4.62% 11/20/30	4,600,000	4,602,530
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	1,708,000	1,722,939
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	699,000	702,868
Series 2024-1 Class A3, 4.63% 7/20/29	4,570,000	4,584,100
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/28 (b)	301,000	298,180
Voya Clo 2022-1 Ltd. / Voya Clo Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.250% 5.8674% 4/20/35 (b)(j)(k)	2,950,000	2,951,997
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.039% 7/19/34 (b)(j)(k)	1,016,000	1,017,913
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	2,470,000	2,496,975
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,279,366	1,302,838
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	3,185,000	3,218,432
Series 2024-2A Class A2, CME Term SOFR 1 Month Index + 1.000% 5.6105% 6/21/39 (b)(j)(k)	1,886,000	1,891,634
Series 2024-3A Class A1, 4.8% 9/19/39 (b)	3,185,000	3,180,274
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	173,000	174,123
Series 2023-D Class A3, 5.79% 2/15/29	1,017,000	1,035,016
Series 2024-A Class A3, 4.86% 3/15/29	2,240,000	2,247,336
Series 2024-B Class A3, 5.27% 9/17/29	1,644,000	1,668,236
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	1,490,000	1,508,381
TOTAL ASSET-BACKED SECURITIES (Cost $198,052,508)		199,345,070

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (i)	Value ($)
Private Sponsor - 0.0%
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(j)	272,341	267,331
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(j)	448,827	436,597
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	36,317	35,624
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	53,011	51,222
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(j)	1,490,195	1,428,501

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,183,976)		2,219,275

Commercial Mortgage Securities - 0.0%
	Principal Amount (i)	Value ($)
Benchmark Mortgage Trust sequential payer Series 2019-B9 Class AAB, 3.9325% 3/15/52	1,532,028	1,508,501
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 5.9514% 3/15/41 (b)(j)(k)	409,000	409,256
BMP floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 5.9812% 6/15/41 (b)(j)(k)	778,000	778,973
BX Commercial Mortgage Trust:
floater:
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 5.5245% 2/15/36 (b)(j)(k)	100,000	99,970
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 5.4126% 10/15/36 (b)(j)(k)	576,000	573,307
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 5.6222% 2/15/39 (b)(j)(k)	3,850,389	3,845,585
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 6.3707% 12/9/40 (b)(j)(k)	365,607	366,864
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 5.6553% 4/15/34 (b)(j)(k)	150,242	148,834
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 5.3945% 6/15/38 (b)(j)(k)	3,553,418	3,546,756
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.0009% 3/15/41 (b)(j)(k)	5,030,218	5,044,366
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.0513% 2/15/39 (b)(j)(k)	2,813,967	2,822,761
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.2506% 5/15/41 (b)(j)	3,985,254	3,997,708
BX Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 5.5735% 11/15/38 (b)(j)(k)	2,597,540	2,592,670
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7743% 8/15/39 (b)(j)(k)	172,451	172,612
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.0512% 4/15/41 (b)(j)(k)	1,763,799	1,765,989
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	1,369,184	1,356,302
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 5.4255% 11/15/38 (b)(j)(k)	5,353,768	5,333,692
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 5.6745% 10/15/36 (b)(j)(k)	2,300,000	2,282,750
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	124,723	119,189
Series 2017-GS7 Class AAB, 3.203% 8/10/50	2,342,468	2,303,692
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.9045% 5/15/39 (b)(j)(k)	2,500,000	2,439,063
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 5.4235% 3/15/38 (b)(j)(k)	1,459,367	1,441,125
OPEN Trust sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 7.6984% 10/15/28 (b)(j)(k)	343,278	346,495
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 5.3% 7/15/36 (b)(j)(k)	115,000	114,784
Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 5.4546% 11/15/38 (b)(j)(k)	128,220	128,125
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 5.8174% 7/20/32 (b)(j)(k)	3,500,000	3,506,307
Wells Fargo Commercial Mtg Trust 2024-G floater Series 2024-GRP Class A, CME Term SOFR 1 Month Index + 1.790% 6.4006% 10/15/41 (b)(j)(k)	1,775,000	1,774,324
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $48,421,074)		48,820,000

Bank Notes - 0.0%
	Principal Amount (i)	Value ($)
Citizens Bank NA 2.25% 4/28/25	3,000,000	2,967,606
Goldman Sachs Bank U.S.A. 5.283% 3/18/27 (j)	3,500,000	3,522,659
Morgan Stanley Bank, West Valley City Utah 4.968% 7/14/28 (j)	3,117,000	3,133,860
Truist Bank 1.5% 3/10/25	2,000,000	1,981,093
TOTAL BANK NOTES (Cost $11,556,004)		11,605,218

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (n) (Cost $1,082)	14	1,178

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (o)	1,398,790,298	1,399,070,056
Fidelity Securities Lending Cash Central Fund 4.64% (o)(p)	931,159,143	931,252,259
TOTAL MONEY MARKET FUNDS (Cost $2,330,318,552)		2,330,322,315

Equity Funds - 49.0%
	Shares	Value ($)
Large Blend Funds - 8.0%
Fidelity SAI U.S. Large Cap Index Fund (n)	115,446,776	2,883,860,470
Fidelity SAI U.S. Low Volatility Index Fund (n)	373,879,544	8,625,401,086
TOTAL LARGE BLEND FUNDS		11,509,261,556
Large Growth Funds - 32.7%
Fidelity Blue Chip Growth Fund (n)	15,024,987	3,398,051,029
Fidelity Contrafund (n)	264,008,197	5,826,660,916
Fidelity Growth Company Fund (n)	336,687,815	14,625,718,699
Fidelity Magellan Fund (n)	551,317,184	8,683,245,641
Fidelity SAI U.S. Momentum Index Fund (n)	1,020,824	18,150,250
Fidelity SAI U.S. Quality Index Fund (n)	661,862,063	14,819,091,573
TOTAL LARGE GROWTH FUNDS		47,370,918,108
Large Value Funds - 2.8%
Fidelity SAI U.S. Value Index Fund (n)	315,559,467	4,108,584,259
Mid-Cap Blend Funds - 0.8%
Fidelity SAI Small-Mid Cap 500 Index Fund (n)	162,086,501	1,141,088,964
Mid-Cap Growth Funds - 2.6%
Fidelity Extended Market Index Fund (n)	38,228,590	3,754,812,158
Small Blend Funds - 1.0%
Fidelity Small Cap Index Fund (n)	47,702,217	1,451,578,457
Small Growth Funds - 1.1%
Fidelity Advisor Small Cap Growth Fund Class Z (n)	44,331,023	1,638,031,309
TOTAL EQUITY FUNDS (Cost $50,783,085,815)		70,974,274,811

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $104,002,584,923)	145,797,389,957
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(819,817,976)
NET ASSETS - 100.0%	144,977,571,981

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	32	Dec 2024	3,911,360	291,584	291,584
CME E-mini S&P 500 Index Contracts (United States)	4,780	Dec 2024	1,446,308,500	84,264,079	84,264,079
CME E-mini S&P MidCap 400 Index Contracts (United States)	17	Dec 2024	5,742,260	404,692	404,692

TOTAL FUTURES CONTRACTS					84,960,355
The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	4,232	20,106,232	45.00	12/20/24	(1,136,292)
Embraer SA sponsored ADR	Chicago Board Options Exchange	2,422	9,259,306	40.00	12/20/24	(169,540)
JPMorgan Chase & Co.	Chicago Board Options Exchange	255	6,367,860	265.00	01/17/25	(71,783)
JPMorgan Chase & Co.	Chicago Board Options Exchange	275	6,867,300	240.00	12/20/24	(320,375)
Southern Co.	Chicago Board Options Exchange	3,042	27,113,346	95.00	01/17/25	(98,865)
Walmart, Inc.	Chicago Board Options Exchange	1,461	13,514,250	100.00	02/21/25	(227,186)

TOTAL WRITTEN OPTIONS						(2,024,041)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 116 basis points	Monthly	Goldman Sachs Intl.	Nov 2025	19,383	249,350,995	6,593,620	0	6,593,620
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 108 basis points	Monthly	Goldman Sachs Intl.	Nov 2025	3,835	49,988,412	611,958	0	611,958
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 93 basis points	Monthly	Morgan Stanley Capital Services LLC	Oct 2025	24,693	315,374,057	9,778,088	0	9,778,088
TOTAL RETURN SWAPS									16,983,666	0	16,983,666

Legend

(a)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $68,277,237.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $467,321,902 or 0.3% of net assets.

(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,693,253 or 0.0% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $83,228,294.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $17,100,571.
(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,343,850

GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	988,367,069	5,525,814,404	5,115,106,041	30,246,079	(5,377)	1	1,399,070,056	2.6%
Fidelity Securities Lending Cash Central Fund 4.64%	792,033,763	2,596,920,991	2,457,702,495	1,007,089	-	-	931,252,259	3.6%
Total	1,780,400,832	8,122,735,395	7,572,808,536	31,253,168	(5,377)	1	2,330,322,315

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	1,180,230,254	240,667,506	-	19,429,332	-	217,133,549	1,638,031,309
Fidelity Blue Chip Growth Fund	2,834,601,385	406,033,204	125,000,000	159,927,326	8,045,236	274,371,204	3,398,051,029
Fidelity Contrafund	5,667,816,012	-	602,290,325	-	110,066,789	651,068,440	5,826,660,916
Fidelity Extended Market Index Fund	2,978,386,225	851,882,309	695,862,025	-	24,404,019	596,001,630	3,754,812,158
Fidelity Growth Company Fund	12,525,496,474	343,952,374	125,000,000	-	818,973	1,880,450,878	14,625,718,699
Fidelity Magellan Fund	7,343,976,910	479,315,088	125,000,000	-	(8,443,554)	993,397,197	8,683,245,641
Fidelity SAI Inflation-Focused Fund	1,222	27	-	28	-	(71)	1,178
Fidelity SAI Small-Mid Cap 500 Index Fund	1,245,839,035	60,739,505	279,338,681	60,739,504	33,240,467	80,608,638	1,141,088,964
Fidelity SAI U.S. Large Cap Index Fund	2,695,197,081	3,862,484,990	4,029,531,907	39,915,988	179,923,485	175,786,821	2,883,860,470
Fidelity SAI U.S. Low Volatility Index Fund	6,937,888,747	2,344,936,408	1,818,421,128	-	69,229,617	1,091,767,442	8,625,401,086
Fidelity SAI U.S. Momentum Index Fund	15,688,110	465,384	-	465,384	-	1,996,756	18,150,250
Fidelity SAI U.S. Quality Index Fund	11,897,911,703	2,613,520,361	160,935,098	1,238,550,863	10,334,222	458,260,385	14,819,091,573
Fidelity SAI U.S. Value Index Fund	2,673,481,415	1,063,391,936	-	93,507,801	-	371,710,908	4,108,584,259
Fidelity Small Cap Index Fund	1,474,548,882	1,949,248	279,338,681	1,949,248	47,054,343	207,364,665	1,451,578,457
	59,471,063,455	12,269,338,340	8,240,717,845	1,614,485,474	474,673,597	6,999,918,442	70,974,275,989

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,918,877,476	4,869,804,784	49,072,690	2
Consumer Discretionary	5,746,629,796	5,717,662,891	28,966,905	-
Consumer Staples	4,524,378,073	4,362,506,021	161,872,052	-
Energy	4,155,638,107	4,064,695,627	90,942,480	-
Financials	13,014,974,422	12,917,974,921	96,999,501	-
Health Care	8,421,795,207	8,418,308,992	3,486,215	-
Industrials	9,855,504,452	9,548,397,226	307,107,226	-
Information Technology	14,330,646,149	13,606,157,716	724,488,433	-
Materials	2,176,207,940	2,169,619,894	6,588,046	-
Real Estate	1,428,599,073	1,427,935,427	663,646	-
Utilities	2,136,551,879	1,982,088,569	154,463,310	-

Corporate Bonds	964,344,119	-	964,344,119	-

U.S. Government and Government Agency Obligations	556,655,397	-	556,655,397	-

Asset-Backed Securities	199,345,070	-	199,345,070	-

Collateralized Mortgage Obligations	2,219,275	-	2,219,275	-

Commercial Mortgage Securities	48,820,000	-	48,820,000	-

Bank Notes	11,605,218	-	11,605,218	-

Other	1,178	1,178	-	-

Money Market Funds	2,330,322,315	2,330,322,315	-	-

Equity Funds	70,974,274,811	70,974,274,811	-	-
Total Investments in Securities:	145,797,389,957	142,389,750,372	3,407,639,583	2
Derivative Instruments: Assets
Futures Contracts	84,960,355	84,960,355	-	-
Swaps	16,983,666	-	16,983,666	-
Total Assets	101,944,021	84,960,355	16,983,666	-
Liabilities
Written Options	(2,024,041)	(2,024,041)	-	-
Total Liabilities	(2,024,041)	(2,024,041)	-	-
Total Derivative Instruments:	99,919,980	82,936,314	16,983,666	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	84,960,355	0
Swaps (b)	16,983,666	0
Written Options (c)	0	(2,024,041)
Total Equity Risk	101,944,021	(2,024,041)
Total Value of Derivatives	101,944,021	(2,024,041)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $908,038,253) - See accompanying schedule:
Unaffiliated issuers (cost $50,889,179,474)	$72,492,791,653
Fidelity Central Funds (cost $2,330,318,552)	2,330,322,315
Other affiliated issuers (cost $50,783,086,897)	70,974,275,989

Total Investment in Securities (cost $104,002,584,923)		$145,797,389,957
Segregated cash with brokers for derivative instruments		5,436,014
Cash		4,388,129
Foreign currency held at value (cost $928,114)		924,054
Receivable for investments sold		4,553,991
Receivable for fund shares sold		225,379,223
Dividends receivable		85,843,957
Interest receivable		18,226,970
Distributions receivable from Fidelity Central Funds		5,147,884
Receivable for daily variation margin on futures contracts		8,745,378
Bi-lateral OTC swaps, at value		16,983,666
Prepaid expenses		75,734
Other receivables		524,166
Total assets		146,173,619,123
Liabilities
Payable for investments purchased
Regular delivery	$188,398,596
Delayed delivery	2,197,558
Payable for fund shares redeemed	54,327,078
Accrued management fee	14,265,187
Written options, at value (premium received $1,176,904)	2,024,041
Other payables and accrued expenses	3,586,051
Collateral on securities loaned	931,248,631
Total liabilities		1,196,047,142
Net Assets		$144,977,571,981
Net Assets consist of:
Paid in capital		$100,090,996,639
Total accumulated earnings (loss)		44,886,575,342
Net Assets		$144,977,571,981
Net Asset Value, offering price and redemption price per share ($144,977,571,981 ÷ 7,861,068,805 shares)		$18.44
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$467,018,460
Affiliated issuers		170,584,757
Interest		39,249,747
Income from Fidelity Central Funds (including $1,007,089 from security lending)		31,253,168
Total income		708,106,132
Expenses
Management fee	$243,740,795
Custodian fees and expenses	352,283
Independent trustees' fees and expenses	305,624
Registration fees	4,309,926
Audit fees	54,508
Legal	71,968
Miscellaneous	233,600
Total expenses before reductions	249,068,704
Expense reductions	(165,195,439)
Total expenses after reductions		83,873,265
Net Investment income (loss)		624,232,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $40,084)	690,002,515
Fidelity Central Funds	(5,377)
Other affiliated issuers	474,673,597
Foreign currency transactions	(143,551)
Futures contracts	79,596,645
Swaps	68,015,863
Written options	10,824,825
Capital gain distributions from underlying funds:
Affiliated issuers	1,443,900,717
Total net realized gain (loss)		2,766,865,234
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $315,323)	7,109,010,238
Fidelity Central Funds	1
Other affiliated issuers	6,999,918,442
Assets and liabilities in foreign currencies	35,290
Futures contracts	71,152,630
Swaps	(11,896,618)
Written options	2,108,991
Total change in net unrealized appreciation (depreciation)		14,170,328,974
Net gain (loss)		16,937,194,208
Net increase (decrease) in net assets resulting from operations		$17,561,427,075
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$624,232,867	$1,033,653,931
Net realized gain (loss)	2,766,865,234	2,527,947,055
Change in net unrealized appreciation (depreciation)	14,170,328,974	20,610,702,610
Net increase (decrease) in net assets resulting from operations	17,561,427,075	24,172,303,596
Distributions to shareholders	(2,292,108,180)	(2,007,968,736)

Share transactions
Proceeds from sales of shares	26,029,264,050	38,744,491,874
Reinvestment of distributions	2,271,507,798	1,934,598,176
Cost of shares redeemed	(17,291,427,621)	(17,775,994,286)

Net increase (decrease) in net assets resulting from share transactions	11,009,344,227	22,903,095,764
Total increase (decrease) in net assets	26,278,663,122	45,067,430,624

Net Assets
Beginning of period	118,698,908,859	73,631,478,235
End of period	$144,977,571,981	$118,698,908,859

Other Information
Shares
Sold	1,512,240,421	2,611,891,127
Issued in reinvestment of distributions	133,304,448	134,415,665
Redeemed	(991,266,912)	(1,215,524,166)
Net increase (decrease)	654,277,957	1,530,782,626

Financial Highlights
Strategic Advisers® Fidelity® U.S. Total Stock Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.47	$12.97	$13.26	$15.07	$10.56	$9.72
Income from Investment Operations
Net investment income (loss) A,B	.08	.16	.15	.15	.14	.16
Net realized and unrealized gain (loss)	2.20	3.67	.24	(.75)	4.73	1.00
Total from investment operations	2.28	3.83	.39	(.60)	4.87	1.16
Distributions from net investment income	(.06)	(.16)	(.15)	(.12)	(.18)	(.17)
Distributions from net realized gain	(.25)	(.18)	(.54)	(1.09)	(.19)	(.16)
Total distributions	(.31)	(.33) C	(.68) C	(1.21)	(.36) C	(.32) C
Net asset value, end of period	$18.44	$16.47	$12.97	$13.26	$15.07	$10.56
Total Return D,E	14.01%	29.93%	3.45%	(4.85)%	46.63%	11.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.38%	.38%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.13 % H	.13%	.13%	.13%	.13%	.14%
Expenses net of all reductions	.13% H	.13%	.13%	.13%	.13%	.14%
Net investment income (loss)	.94% H	1.12%	1.24%	1.03%	1.11%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$144,977,572	$118,698,909	$73,631,478	$68,865,016	$60,113,747	$33,429,994
Portfolio turnover rate I	32 % H	30%	39%	35%	46%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Strategic Advisers Fidelity U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity U.S. Total Stock Fund	$95,397

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,026,520,470
Gross unrealized depreciation	(1,440,444,901)
Net unrealized appreciation (depreciation)	$41,586,075,569
Tax cost	$104,312,411,272

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Strategic Advisers Fidelity U.S. Total Stock Fund
Equity Risk
Futures Contracts	79,384,868	71,060,359
Written Options	10,824,825	2,108,991
Swaps	68,015,863	(11,896,618)
Total Equity Risk	158,225,556	61,272,732
Interest Rate Risk
Futures Contracts	211,777	92,271
Total Interest Rate Risk	211,777	92,271
Totals	158,437,333	61,365,003

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	31,491,119,805	20,939,434,952
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), Fidelity Diversifying Solutions LLC and Geode Capital Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisors (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) or Fidelity Diversifying Solutions LLC (FDS) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM, FDS, or an affiliate, as applicable, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM, FDS, or an affiliate, as applicable, pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	239,099

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	1,351,871,475	728,005,357	42,425,197

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Large Cap Value Enhanced Index Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $10,891,114 on the Fund's redemptions of Fidelity Large Cap Value Enhanced Index Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.

	Value of Investments ($)	Net realized gain (loss)	Value of Investments ($)
Fidelity Large Cap Value Enhanced Index Fund	3,520,085,005	10,891,114	262,301,416
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	81,761
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	111,679	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $165,153,147.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $42,292.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	21%
Fidelity Magellan Fund	23%
Fidelity SAI Small-Mid Cap 500 Index Fund	100%
Fidelity SAI U.S. Large Cap Index Fund	21%
Fidelity SAI U.S. Low Volatility Index Fund	57%
Fidelity SAI U.S. Quality Index Fund	84%
Fidelity SAI U.S. Value Index Fund	84%
Fidelity Small Cap Growth Fund	19%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 3
To approve sub-advisory agreements among Strategic Advisers, Fidelity Diversifying Solutions LLC (FDS), and the trust, and sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).

	# of Votes	% of Votes
Affirmative	19,560,769,300.60	92.93
Against	658,514,273.07	3.13
Abstain	829,374,437.13	3.94
TOTAL	21,048,658,010.80	100.00

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity U.S. Total Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC, FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2023 and above the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.
Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9887484.106
TSF-SANN-0125
Strategic Advisers® Municipal Bond Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Municipal Bond Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 72.3%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2024 B, 6% 4/1/55	1,525,000	1,688,339
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Series 2016 C, 5% 11/15/46	2,500,000	2,532,903
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5.25% 7/1/47	2,000,000	2,164,298
Birmingham Arpt. Auth. Series 2020:
4% 7/1/35 (Build America Mutual Assurance Insured)	60,000	61,217
4% 7/1/36 (Build America Mutual Assurance Insured)	225,000	228,766
4% 7/1/38 (Build America Mutual Assurance Insured)	335,000	339,188
Birmingham Spl. Care Facilities Auth. Rev. Series 2015 1, 5.25% 6/1/25	60,000	59,849
Black Belt Energy Gas District Bonds:
(Proj. No.7) Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 3.53%, tender 12/1/26 (b)(c)	1,000,000	974,765
Series 2019 A, 4%, tender 12/1/25 (b)	6,740,000	6,767,058
Series 2021 A, 4%, tender 12/1/31 (b)	4,500,000	4,556,945
Series 2021 B, 4%, tender 12/1/26 (b)	5,415,000	5,451,229
Series 2022 B1, 4%, tender 10/1/27 (b)	3,280,000	3,308,727
Series 2022 B2, 3.83%, tender 10/1/27 (b)	5,285,000	5,140,761
Series 2022 C1, 5.25%, tender 6/1/29 (b)	9,155,000	9,715,403
Series 2022 D1, 4%, tender 6/1/27 (b)	3,570,000	3,616,631
Series 2022 E, 5%, tender 6/1/28 (b)	3,645,000	3,810,077
Series 2022 F, 5.5%, tender 12/1/28 (b)	10,470,000	11,138,863
Series 2023 B2, 5.25%, tender 12/1/30 (b)	1,840,000	2,003,112
Series 2023 C, 5.5%, tender 6/1/32 (b)	6,500,000	7,155,870
Series 2023 D1, 5.5%, tender 2/1/29 (b)	4,575,000	4,886,342
Series 2024 A, 5.25%, tender 9/1/32 (b)	3,000,000	3,271,706
Series 2024 C, 5%, tender 7/1/31 (b)	2,000,000	2,142,460
Series 2024 D, 5%, tender 11/1/34 (b)(d)	4,125,000	4,488,494
Cooper Green Mercy Health Svcs. Series 2022 A:
5.25% 9/1/42	550,000	604,051
5.25% 9/1/52	2,620,000	2,799,194
Energy Southeast Ala Coop. District Bonds:
Series 2023 A1, 5.5%, tender 1/1/31 (b)	1,000,000	1,088,873
Series 2023 B1, 5.75%, tender 11/1/31 (b)	2,005,000	2,229,167
Series 2023 B2, 5.262%, tender 11/1/31 (b)	3,000,000	3,073,970
Series 2024 B, 5.25%, tender 6/1/32 (b)	7,480,000	8,151,203
Homewood Ala Edl. Bldg. Auth. Lea (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 A:
5.25% 10/1/38	670,000	731,401
5.5% 10/1/42	1,040,000	1,135,427
Homewood Edl. Bldg. Auth. Rev.:
(CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 C:
5% 10/1/56	1,200,000	1,220,785
5.5% 10/1/54	1,100,000	1,172,886
Series 2019 A:
4% 12/1/33	15,000	14,879
4% 12/1/35	50,000	49,058
4% 12/1/36	65,000	63,408
4% 12/1/37	70,000	67,800
4% 12/1/38	125,000	120,224
4% 12/1/39	95,000	90,671
4% 12/1/41	310,000	290,221
4% 12/1/44	210,000	192,377
4% 12/1/49	125,000	111,841
Hoover Indl. Dev. Board Envir. Impt. Rev.:
(United States Steel Corp. Proj.) Series 2019, 5.75% 10/1/49 (e)	1,655,000	1,739,642
Bonds (United States Steel Corp. Proj.) Series 2020, 6.375%, tender 11/1/30 (b)(e)	195,000	223,064
Huntsville Redstone Village Spl. Care Facilities Finanacing Auth.:
Series 2007:
5.5% 1/1/28 (f)	520,000	291,200
5.5% 1/1/43 (f)	405,000	226,800
Series 2008 A, 6.875% 1/1/43 (f)	280,000	156,800
Series 2011 A, 7.5% 1/1/47 (f)	500,000	280,000
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2021 A, 3% 2/1/46	2,270,000	1,778,011
Jacksonville Fla Pub. Edl. Bldga (JSU Foundation Proj.):
Series 2023 A:
5.25% 8/1/53 (Assured Guaranty Muni. Corp. Insured)	600,000	640,054
5.5% 8/1/58 (Assured Guaranty Muni. Corp. Insured)	500,000	540,543
Series 2024 A, 5% 8/1/56 (d)	885,000	926,991
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	355,000	364,460
Jefferson County Swr. Rev. Series 2024:
5.25% 10/1/45	2,000,000	2,198,288
5.25% 10/1/49	9,640,000	10,472,616
5.5% 10/1/53	6,610,000	7,290,357
Lauderdale County Ala Agricultur Series 2024:
4.75% 7/1/64	240,000	242,928
5.25% 7/1/64	235,000	250,079
Lower Alabama Gas District:
(Gas Proj.) Series 2016 A, 5% 9/1/34	545,000	588,836
Series 2016 A, 5% 9/1/46	5,235,000	5,854,115
Mobile County Ala Indl. Dev. Auths (AM/NS Calvert LLC Proj.) Series 2024 A, 5% 6/1/54 (e)	4,175,000	4,249,401
Montgomery Edl. Bldg. Auth. Series 2016 A, 5% 10/1/43	300,000	293,250
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26 (f)	5,000	3,400
5% 3/1/33 (f)	605,000	411,400
5% 3/1/36 (f)	1,340,000	911,200
Prichard Wtrwks. & Swr. Board Series 2019, 4% 11/1/49	200,000	116,000
Southeast Alabama Gas Supply District:
(Proj. No. 1) Series 2024 A:
5% 4/1/31	1,500,000	1,615,916
5% 4/1/32	1,250,000	1,342,882
Bonds (Proj. No.2) Series 2024 B, 5%, tender 5/1/32 (b)	1,250,000	1,337,820
Southeast Energy Auth. A C:
Bonds Series 2024 C, 5%, tender 11/1/32 (b)	14,465,000	15,629,456
Series 2024 A, 5% 11/1/35	1,505,000	1,582,911
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	2,060,000	2,200,965
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	75,000	75,810
4% 6/1/30	55,000	55,728
4% 6/1/31	50,000	50,255
Bonds:
(Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	9,855,000	10,028,255
(Proj. No. 5) Series 2023 A, 5.25%, tender 7/1/29 (b)	4,835,000	5,145,260
Series 2022 A1, 5.5%, tender 12/1/29 (b)	1,415,000	1,527,999
Series 2022 B1, 5%, tender 8/1/28 (b)	3,785,000	3,954,622
Stadium Trace Village Impt. District Dev. Series 2021, 3.625% 3/1/36	325,000	301,193
The DCH Health Care Auth. Series 2015, 5% 6/1/33	165,000	165,931
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.) Series 2019 A, 5.25% 5/1/44 (g)	7,555,000	7,722,566
Univ. of North Alabama Rev. Series 2019 B, 5% 11/1/38	320,000	339,242
Univ. of South Alabama Univ. Rev.:
Series 2019 A, 5% 4/1/49	525,000	543,556
Series 2024 A:
5% 4/1/41 (Build America Mutual Assurance Insured)	820,000	910,600
5% 4/1/42 (Build America Mutual Assurance Insured)	800,000	884,310
5% 4/1/43 (Build America Mutual Assurance Insured)	1,265,000	1,391,052
5% 4/1/44 (Build America Mutual Assurance Insured)	900,000	986,808
5.25% 4/1/54 (Build America Mutual Assurance Insured)	905,000	988,229
TOTAL ALABAMA		207,541,240
Alaska - 0.1%
Alaska Hsg. Fin. Corp.:
Series 2019 B:
5% 12/1/37	480,000	510,328
5% 12/1/38	365,000	387,449
5% 12/1/39	240,000	254,644
Series 2021 A:
4% 6/1/26	425,000	430,815
4% 12/1/29	690,000	720,049
4% 6/1/30	70,000	73,240
5% 6/1/27	50,000	52,528
5% 12/1/27	65,000	68,970
5% 6/1/28	85,000	90,936
5% 12/1/28	965,000	1,041,193
5% 6/1/29	725,000	787,683
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	500,000	489,690
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2014, 5% 4/1/32	500,000	500,994
(Tanana Chiefs Conference Proj.) Series 2019 A, 4% 10/1/49	700,000	671,710
Alaska Int'l. Arpts. Revs.:
Series 2016 A, 5% 10/1/26	90,000	91,243
Series 2016 B, 5% 10/1/33	125,000	126,532
Series 2021 C, 5% 10/1/27 (e)	1,090,000	1,139,663
Alaska Muni. Bond Bank Series 2023 TWO:
5.25% 12/1/47 (e)	420,000	447,542
5.25% 12/1/52 (e)	525,000	555,252
Anchorage Gen. Oblig. Series 2015 B, 5% 9/1/26	1,250,000	1,268,663
Anchorage Port Rev. Series 2020 A, 5% 12/1/50 (e)	1,375,000	1,414,222
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
4% 6/1/34	240,000	244,861
4% 6/1/35	600,000	610,535
4% 6/1/37	685,000	691,314
4% 6/1/40	325,000	320,657
4% 6/1/50	905,000	825,825
TOTAL ALASKA		13,816,538
Arizona - 1.3%
Paz County Ariz Indl. Dev. Auth. (Charter School Solutions-Harmoney Pub. Schools Proj.) Series 2018 A, 5% 2/15/38	140,000	142,062
Arizona Board of Regents Arizona State Univ. Rev. Series 2015 D:
5% 7/1/41	830,000	835,919
5% 7/1/46	600,000	603,454
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	30,000	31,522
5% 6/1/30	80,000	85,545
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, S&P Municipal Bond 7 Day High Grade Rate Index + 0.810% 4.08%, tender 1/1/37 (b)(c)	2,050,000	2,000,750
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	585,000	585,000
Arizona Indl. Dev. Auth. Econ. Dev. Rev. (Legacy Cares, Inc. Proj.) Series 2020 A, 7.75% 7/1/50 (g)	1,980,000	59,400
Arizona Indl. Dev. Auth. Ed. Rev.:
(Academies of Math & Science Projs.):
Series 2017 A, 5% 7/1/47	315,000	317,942
Series 2018 A:
5% 7/1/48	435,000	439,385
5% 7/1/52	260,000	262,018
(American Charter Schools Foundation Proj.) Series 2017, 6% 7/1/47 (g)	325,000	333,232
(Arizona Agribusiness & Equine Ctr., Inc. Proj.) Series 2017 B:
5% 3/1/37 (g)	250,000	252,001
5% 3/1/42 (g)	250,000	249,951
(BASIS Schools Projs.):
Series 2017 A:
5.125% 7/1/37 (g)	210,000	212,531
5.25% 7/1/47 (g)	160,000	160,994
Series 2017 D:
5% 7/1/37 (g)	145,000	147,430
5% 7/1/47 (g)	235,000	235,925
5% 7/1/51 (g)	710,000	711,495
Series 2017 F:
5% 7/1/37	210,000	215,585
5% 7/1/47	865,000	878,335
5% 7/1/52	635,000	643,017
Series 2017 G:
5% 7/1/37 (g)	35,000	35,551
5% 7/1/47 (g)	35,000	35,138
5% 7/1/51 (g)	65,000	65,137
(Cadence Campus Proj.) Series 2020 A:
4% 7/15/40 (g)	130,000	120,262
4% 7/15/50 (g)	225,000	193,695
(Doral Academy of Nevada, Fire Mesa and Red Rock Campus Projs.) Series 2019 A:
5% 7/15/39	185,000	187,349
5% 7/15/49	165,000	165,304
(Greathearts Arizona Projs.) Series 2021 A:
3% 7/1/46	300,000	236,055
3% 7/1/52	350,000	261,420
(KIPP Nashville Projs.) Series 2022 A:
5% 7/1/47	700,000	715,332
5% 7/1/57	330,000	334,685
(KIPP NYC Pub. Charter Schools - Macombs Facility Proj.) Series 2021 A, 4% 7/1/51	250,000	227,555
(Leman Academy of Excellence Projs.) Series 2022 A, 4.5% 7/1/54	690,000	651,525
(Odyssey Preparatory Academy Proj.):
Series 2017 A:
5.25% 7/1/37 (g)	420,000	425,808
5.5% 7/1/52 (g)	800,000	802,047
Series 2019, 5% 7/1/49 (g)	610,000	583,343
Academies of Math & Science Projs. Series 2023:
5.25% 7/1/43 (g)	35,000	35,926
5.375% 7/1/53 (g)	120,000	122,324
5.5% 7/1/58 (g)	105,000	107,670
Series 2023 A:
5.25% 7/1/53 (g)	120,000	120,848
5.5% 7/1/58 (g)	120,000	121,624
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A, 4% 2/1/50	965,000	951,709
Series 2021 A:
4% 2/1/38	85,000	86,513
4% 2/1/39	85,000	86,409
5% 2/1/29	990,000	1,072,150
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	25,000	25,315
4% 9/1/38	25,000	25,310
4% 9/1/39	20,000	20,206
4% 9/1/40	25,000	25,010
4% 9/1/46	1,000,000	958,704
5% 9/1/31	10,000	10,788
5% 9/1/32	15,000	16,187
5% 9/1/33	25,000	26,971
5% 9/1/34	20,000	21,576
Arizona Indl. Dev. Auth. Rev.:
(Lincoln South Beltway Proj.) Series 2020, 5% 2/1/26	600,000	614,922
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	60,000	33,000
5% 5/1/43	55,000	30,250
5% 5/1/48	135,000	74,250
5% 5/1/51	135,000	74,250
Series 2019 2, 3.625% 5/20/33	1,217,713	1,173,874
Arizona Indl. Dev. Auth. Sr. Living:
(Great Lakes Sr. Living Cmntys. LLC Proj.) Series 2021, 7.75% 1/1/54 (f)(g)	100,000	18,000
Series 2019 B, 5% 1/1/49	100,000	76,000
Arizona Indl. Dev. Auth. Sr. Nat'l. Charter School Revolving Ln. Fund:
Series 2019 A, 4% 11/1/49	250,000	243,753
Series 2020 A:
4% 11/1/36	230,000	235,116
4% 11/1/38	125,000	127,081
4% 11/1/39	160,000	162,195
4% 11/1/40	170,000	171,760
4% 11/1/45	425,000	423,331
Series 2021 A, 4% 11/1/51	790,000	766,164
Series 2022 A, 4.25% 11/1/52	740,000	742,201
Series 2023 A, 5.25% 11/1/53	2,000,000	2,163,119
Series 2024 A:
5% 11/1/49	150,000	162,404
5% 11/1/54	680,000	730,743
Arizona Indl. Dev. Auth. Student Hsg. Rev. Series 2019 A:
5% 6/1/49	235,000	245,704
5% 6/1/54	130,000	135,359
Arizona State Univ. Revs.:
Series 2021 C:
5% 7/1/32	70,000	78,695
5% 7/1/34	70,000	78,404
5% 7/1/35	55,000	61,450
5% 7/1/37	825,000	916,689
5% 7/1/38	1,325,000	1,467,956
Series 2023 A, 5.5% 7/1/48	1,000,000	1,132,328
Series 2023 B, 4% 7/1/53	2,790,000	2,788,067
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds:
(Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	2,750,000	2,793,587
Series 2007, 4.1%, tender 6/15/28 (b)(e)	1,600,000	1,610,043
Series 2019, 4%, tender 6/1/29 (b)(e)	6,650,000	6,723,296
Series 2022 2, 5%, tender 9/1/27 (b)(e)	9,765,000	10,031,159
Series 2022 1, 5%, tender 9/1/27 (b)(e)	1,000,000	1,027,120
Gilbert Wtr. Resources Municpal Property Series 2022 2022, 4% 7/15/40	4,000,000	4,128,994
Glendale Gen. Oblig. Series 2017, 5% 7/1/31	455,000	476,758
Glendale Indl. Dev. Auth.:
(Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	45,000	45,099
5% 7/1/48	50,000	47,132
Series 2019 A, 3% 7/1/35 (e)	155,000	141,184
Series 2021 A, 2.125% 7/1/33 (e)	270,000	222,449
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev.:
(Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	350,000	337,429
Series 2019 A:
5% 11/15/42	770,000	773,144
5% 11/15/48	850,000	848,030
Maricopa County Usd # 60 Cph Series 2023:
4.25% 6/1/47 (Assured Guaranty Muni. Corp. Insured)	175,000	176,234
5% 6/1/53 (Assured Guaranty Muni. Corp. Insured)	1,185,000	1,257,313
Maricopa County & Phoenx Indl. Dev. Auth. Series 2024 B, 6% 3/1/55	1,250,000	1,361,519
Maricopa County Indl. Dev. Auth.:
(Choice Academies, Inc. Proj.) Series 2022, 5.75% 9/1/45 (g)	1,220,000	1,252,933
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	575,000	603,117
(Great Hearts Arizona Projs.) Series 2017 A, 5% 7/1/52	240,000	242,680
(Greathearts Arizona Projs.) Series 2017 C:
5% 7/1/37	70,000	71,706
5% 7/1/48	145,000	146,906
(Legacy Traditional Schools Proj.):
Series 2019 A:
4% 7/1/34	35,000	35,110
5% 7/1/39	230,000	239,740
5% 7/1/49	430,000	440,190
5% 7/1/54	145,000	147,863
Series 2019 B:
5% 7/1/39 (g)	180,000	184,139
5% 7/1/49 (g)	95,000	95,840
5% 7/1/54 (g)	435,000	437,156
Series 2021 A, 4% 9/1/51	705,000	682,387
Maricopa County Indl. Dev. Auth. Rev. (Commercial Metals Co. Proj.) Series 2022, 4% 10/15/47 (e)(g)	1,120,000	1,014,179
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (g)	595,000	543,523
6% 1/1/48 (g)	1,430,000	1,202,468
Maricopa County Poll. Cont. Rev.:
(Palo Verde Proj.) Series 2009 B, 3.6% 4/1/40	350,000	322,081
Bonds Series 2010 B, 0.875%, tender 10/1/26 (b)	165,000	155,912
Series 2012 A, 4.5% 8/1/42	455,000	455,006
Maricopa County Rev.:
Series 2016 A, 5% 1/1/38	640,000	658,999
Series 2017 A, 4% 1/1/41	1,165,000	1,170,881
Series 2017 D, 3% 1/1/48	2,605,000	2,194,511
Series 2019 E, 3% 1/1/49	1,545,000	1,290,285
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	150,000	158,203
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/31	45,000	47,301
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	500,000	523,164
Navajo Nation Arizona Series 2015 A, 5.5% 12/1/30 (g)	1,260,000	1,278,058
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.375% 2/1/41	1,740,000	1,639,425
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	1,215,000	1,169,979
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (e)	135,000	139,324
5% 7/1/36 (e)	210,000	216,001
5% 7/1/37 (e)	160,000	164,366
5% 7/1/47 (e)	885,000	898,149
Series 2017 B:
5% 7/1/29	305,000	321,146
5% 7/1/30	225,000	236,767
5% 7/1/33	425,000	445,877
5% 7/1/34	110,000	115,294
5% 7/1/35	110,000	115,155
5% 7/1/36	485,000	507,119
5% 7/1/37	305,000	318,354
Series 2018:
5% 7/1/37 (e)	740,000	767,504
5% 7/1/38 (e)	740,000	766,205
5% 7/1/48 (e)	4,425,000	4,531,559
Series 2019 A, 5% 7/1/44	425,000	447,861
Series 2019 B:
5% 7/1/35 (e)	1,730,000	1,829,494
5% 7/1/49 (e)	500,000	516,814
Series 2023:
5% 7/1/30 (e)	1,175,000	1,269,076
5% 7/1/31 (e)	1,095,000	1,193,980
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	60,000	64,725
5% 7/1/32	75,000	80,646
5% 7/1/36	35,000	37,342
5% 7/1/37	30,000	31,944
5% 7/1/38	45,000	47,826
5% 7/1/39	30,000	31,798
5% 7/1/45	2,700,000	2,821,746
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (h)	280,000	347,705
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2020 A, 5% 7/1/44	1,785,000	1,922,386
Series 2021 A, 5% 7/1/45	990,000	1,073,292
Phoenix IDA Student Hsg. Rev.:
(Downton Phoenix Student Hsg., LLC - Arizona State Univ. Proj.) Series 2018 A, 5% 7/1/37	105,000	107,764
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	225,000	229,682
5% 7/1/49	665,000	674,062
5% 7/1/54	585,000	590,688
5% 7/1/59	475,000	478,646
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,085,000	1,106,376
Phoenix Indl. Dev. Auth. (Provident Group - Falcon Properties LLC, Proj.):
Series 2022 A:
4% 12/1/41 (g)	510,000	420,015
4% 12/1/51 (g)	1,695,000	1,273,533
Series 2022 B:
4.15% 12/1/57 (g)	635,000	464,837
5.75% 12/15/57 (g)	745,000	589,328
Phoenix Indl. Dev. Auth. Rev.:
(BASIS Schools Projs.) Series 2016 A, 5% 7/1/35 (g)	25,000	25,118
(Basis Schools Projs.) Series 2016 A, 5% 7/1/46 (g)	370,000	370,368
(BASIS Schools, Inc. Projs. Series 2015 A:
5% 7/1/35 (g)	100,000	100,461
5% 7/1/45 (g)	120,000	120,139
(Legacy Traditional School Projs.) Series 2015:
5% 7/1/35 (g)	175,000	175,875
5% 7/1/45 (g)	195,000	195,381
(Legacy Traditional Schools Projs.) Series 2016 A, 5% 7/1/46 (g)	130,000	130,616
Series 2016 A:
5% 7/1/36	145,000	145,651
5% 7/1/41	115,000	115,320
5% 7/1/46	505,000	505,945
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.25%, tender 2/3/25 (b)(e)	12,400,000	12,405,382
Pima County Indl. Dev. Auth. Ed. Rev.:
(American Leadership Academy Proj.):
Series 2021:
4% 6/15/41 (g)	50,000	45,571
4% 6/15/51 (g)	75,000	63,552
4% 6/15/57 (g)	65,000	53,968
Series 2022:
4% 6/15/41 (g)	510,000	464,819
4% 6/15/51 (g)	1,150,000	974,468
4% 6/15/57 (g)	1,225,000	1,017,085
Series 2015, 5.625% 6/15/45 (g)	300,000	301,177
Pima County Indl. Dev. Auth. S:
Series 2022 A:
6.75% 11/15/42 (g)	250,000	275,268
6.875% 11/15/52 (g)	715,000	779,891
7% 11/15/57 (g)	320,000	349,881
Series 2022 B3, 5.125% 11/15/29 (g)	310,000	312,275
Pinal County Indl. Dev. Auth. Series 2021 B, 5.5% 10/1/33 (e)(g)	400,000	398,610
Queen Creek Excise Tax & State Shared Rev. Series 2018 A:
5% 8/1/42	395,000	416,203
5% 8/1/47	480,000	502,835
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2015 A, 5% 12/1/45	2,500,000	2,520,819
Series 2023 A, 5% 1/1/47	8,675,000	9,551,781
Series 2023 B, 5.25% 1/1/53	2,730,000	3,045,239
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1, 5.25% 12/1/28	2,890,000	3,068,582
Series 2007:
5% 12/1/37	2,265,000	2,504,360
5.5% 12/1/29	1,080,000	1,173,247
Sierra Vista Ariz Indl. Dev. Auth.:
(American Leadership Academy Proj.) Series 2023, 5.5% 6/15/47 (g)	1,500,000	1,551,930
Series 2024:
5% 6/15/54 (g)	1,500,000	1,504,911
5% 6/15/59 (g)	455,000	455,232
Tempe Indl. Dev. Auth. Rev.:
(Friendship Village of Tempe Proj.):
Series 2019:
5% 12/1/50	325,000	326,510
5% 12/1/54	365,000	366,055
Series 2021 A, 4% 12/1/46	350,000	308,998
(Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (g)	435,000	280,559
TOTAL ARIZONA		157,708,704
Arkansas - 0.2%
Arkansas Dev. Auth. Indl. Dev. Rev.:
(Big River Steel Proj.):
Series 2019, 4.5% 9/1/49 (e)(g)	4,000,000	4,003,680
Series 2020 A, 4.75% 9/1/49 (e)(g)	1,255,000	1,259,528
(Hybar Steel Proj.) Series 2023 A, 6.875% 7/1/48 (e)(g)	2,500,000	2,762,969
Arkansas Dev. Fin. Auth.:
(Lisa Academy Proj.) Series 2018 A, 4.5% 7/1/39	5,000	4,940
(Liza Academy Proj.) Series 2018 A, 4% 7/1/28	45,000	44,799
Series 2018 A, 4.5% 7/1/33	90,000	90,009
Arkansas Dev. Fin. Auth. Health Care Rev.:
Bonds Series 2020 B2, 5%, tender 9/1/27 (b)	260,000	266,785
Series 2019, 5% 12/1/47	1,475,000	1,538,825
Series 2020 B1:
5% 9/1/26	950,000	975,077
5% 9/1/28	430,000	454,248
5% 9/1/29	365,000	389,530
5% 9/1/40	110,000	114,861
Series 2021 B1:
5% 9/1/37	125,000	131,365
5% 9/1/39	100,000	104,495
Arkansas Dev. Fin. Auth. Health Rev. (CARTI Surgery Ctr. Proj.) Series 2021 B:
3% 7/1/32	35,000	30,507
3.125% 7/1/36	100,000	81,840
4% 7/1/52	165,000	121,567
4.25% 7/1/41	35,000	31,217
Arkansas Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A, 5% 2/1/35	130,000	130,022
Series 2015 C, 5% 2/1/35	170,000	170,028
Series 2017, 5% 2/1/38	355,000	360,457
Series 2024, 5% 2/1/34	250,000	261,176
Arkansas Dev. Fin. Auth. Tobacco Settlement Rev. Series 2006, 0% 7/1/46 (AMBAC Insured)	1,065,000	408,160
Arkansas Dev. Fing. Auth. Envir. Impt. Rev.:
(United States Steel Corp. Proj.) Series 2023, 5.7% 5/1/53 (e)	4,500,000	4,782,522
Series 2022, 5.45% 9/1/52 (e)	1,000,000	1,044,642
Little Rock School District Series 2021 A, 3% 2/1/50	1,000,000	777,662
Osceola Solid Waste Disp. Rev. Bonds (Plum Point Energy Associates, LLC Proj.) Series 2006, 5.5%, tender 2/1/26 (b)(e)	2,000,000	2,008,391
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/42	320,000	320,083
TOTAL ARKANSAS		22,669,385
California - 6.4%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475,000	426,370
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500,000	4,256,294
Series 2016 B:
5% 10/1/34	1,625,000	1,664,353
5% 10/1/37	540,000	552,073
Series 2022 C:
0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	3,930,000	2,244,176
5% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	2,250,000	2,444,489
Series 2022, 0% 10/1/48	2,000,000	1,185,707
Series 2024 A, 0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	1,445,000	401,612
Allan-Hancock Joint Cmnty. College District Series 2012 C, 0% 8/1/44 (i)	1,500,000	1,119,689
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	1,200,000	987,878
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2001 A, 4.43%, tender 4/1/27 (b)	6,505,000	6,559,224
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2024 B:
4.125% 7/1/41 (Assured Guaranty Muni. Corp. Insured) (e)	1,000,000	1,011,811
5% 7/1/32 (e)	1,000,000	1,095,691
5% 7/1/34 (e)	750,000	832,782
5% 7/1/35 (e)	705,000	782,833
CA Muni. Fin. Auth. Chrter School Rev. Series 2016 A, 5% 7/1/46 (g)	670,000	670,371
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds:
Series 2021 B1, 4%, tender 8/1/31 (b)	3,280,000	3,337,183
Series 2021 B2, 3.63%, tender 8/1/31 (b)	1,000,000	945,328
Series 2022 A1, 4%, tender 8/1/28 (b)	2,390,000	2,426,459
Series 2023 A1, 5%, tender 8/1/29 (b)	1,750,000	1,858,541
Series 2023 A2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.950% 5.019%, tender 8/1/29 (b)(c)	3,250,000	3,296,590
Series 2023 B1, 5%, tender 8/1/29 (b)	11,390,000	12,074,075
Series 2023 C, 5.25%, tender 10/1/31 (b)	15,175,000	16,334,983
Series 2023 D, 5.5%, tender 11/1/28 (b)	2,500,000	2,673,775
Series 2023 E1, 5%, tender 3/1/31 (b)	5,165,000	5,558,016
Series 2023 E2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.670% 4.732%, tender 3/1/31 (b)(c)	2,500,000	2,528,225
Series 2023 F, 5.5%, tender 11/1/30 (b)	5,890,000	6,549,722
Series 2023 G1, 5.25%, tender 4/1/30 (b)	500,000	539,198
Series 2024 A, 5%, tender 4/1/32 (b)	2,500,000	2,712,573
Series 2024 B, 5%, tender 12/1/32 (b)	13,905,000	15,076,153
Series 2024 C, 5%, tender 10/1/32 (b)	4,250,000	4,603,878
Series 2024 E, 5%, tender 9/1/32 (b)	9,400,000	10,243,826
Series 2024 F, 5%, tender 11/1/32 (b)	1,500,000	1,636,964
California Cmnty. College Finga:
(NCCD - Napa Valley Properties LLC - Napa Valley College Proj.) Series 2022 A, 5.75% 7/1/60 (g)	900,000	873,323
(NCCD - Orange Coast Properties LLC - Orange Coast College Proj.) Series 2018, 5.25% 5/1/48	1,000,000	1,037,965
California Cmnty. Hsg. Agcy. Essential Hsg. Rev.:
Series 2019 A, 5% 8/1/49 (g)	2,575,000	2,468,833
Series 2020 A, 5% 2/1/50 (g)	150,000	113,263
Series 2021 A:
4% 2/1/56 (g)	5,300,000	3,599,134
4% 2/1/56 (g)	5,940,000	4,957,602
Series 2021 A1, 4% 2/1/56 (g)	750,000	634,966
Series 2021 A2, 4% 8/1/50 (g)	2,625,000	2,122,970
California Edl. Facilities Auth. Rev.:
Series 2016 U7, 5% 6/1/46	500,000	621,622
Series 2017 A, 5% 4/1/47	1,730,000	1,762,234
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	20,000	20,041
Series 2016:
5% 8/1/26	1,550,000	1,608,636
5% 9/1/29	270,000	279,717
Series 2017, 4% 8/1/36	2,500,000	2,522,357
Series 2019, 3% 10/1/36	3,110,000	3,058,738
Series 2020, 4% 11/1/37	1,375,000	1,434,050
Series 2021:
5% 9/1/32	340,000	387,089
5% 9/1/41	3,000,000	3,329,810
Series 2022 B, 5% 11/1/32	3,500,000	4,058,657
Series 2022:
5% 4/1/35	155,000	177,089
5% 9/1/42	2,000,000	2,243,950
5% 11/1/42	3,155,000	3,547,183
5% 4/1/47	9,580,000	10,544,483
5.5% 12/1/52	1,580,000	1,729,188
Series 2023:
5% 10/1/45	2,250,000	2,517,567
5.25% 10/1/50	2,850,000	3,211,171
California Health Facilities Fing. Auth. Rev.:
Series 2015:
5% 11/15/28	250,000	254,716
5% 11/15/32	55,000	55,969
5% 11/15/33	480,000	488,305
Series 2016 A:
5% 11/15/41 (Pre-Refunded to 11/15/25 @ 100)	1,000,000	1,021,198
5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	540,000	551,447
Series 2017 A, 5% 11/15/56	360,000	371,733
Series 2017 A2, 5% 11/1/47	3,020,000	3,636,077
Series 2018 A, 5% 11/15/35	440,000	464,843
Series 2019, 5% 11/15/49	1,805,000	1,834,289
Series 2020 A, 4% 4/1/45	250,000	251,111
Series 2020:
4% 4/1/49	725,000	717,566
4% 4/1/49 (Pre-Refunded to 4/1/30 @ 100)	25,000	26,753
Series 2024 B, 5% 11/15/43	1,150,000	1,213,647
Series A, 5% 8/15/47	300,000	304,921
California Hsg. Fin. Agcy.:
Series 2019 A, 4.25% 1/15/35	683,662	707,153
Series 2021 1:
0.798% 11/20/35 (b)	14,263,281	653,250
3.5% 11/20/35	1,068,651	1,046,196
Series 2021 3, 0.789% 8/20/36 (b)	5,095,950	246,256
Series 2023 A1, 4.375% 9/20/36	10,584,635	11,051,321
California Infrastructure & Econ. Dev. Bank Series 2022 B:
5% 11/1/47	325,000	351,191
5% 11/1/57	275,000	292,396
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A4, 8%, tender 8/15/25 (b)(e)(g)	1,100,000	1,133,512
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	2,335,000	2,095,604
Series 2023:
4% 10/1/41	1,165,000	1,220,435
4% 10/1/43	10,000,000	10,378,059
California Muni. Fin. Auth.:
(United Airlines, Inc. Los Angeles Int'l. Arpt. proj.) Series 2019, 4% 7/15/29 (e)	1,540,000	1,535,060
Series 2018 A, 5% 6/1/48	1,685,000	1,769,014
Series 2021 A, 4% 11/1/36 (g)	410,000	394,459
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2022 A, 5.25% 11/1/52 (Assured Guaranty Muni. Corp. Insured)	1,610,000	1,721,610
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/36 (e)	1,260,000	1,301,602
5% 12/31/43 (e)	10,415,000	10,595,123
5% 12/31/47 (e)	2,335,000	2,367,458
Series 2015, 5.5% 11/1/45 (g)	250,000	251,922
Series 2016 A, 5% 11/1/46 (g)	250,000	250,640
Series 2017 A:
5% 2/1/42	370,000	376,327
5.25% 11/1/36	355,000	360,438
5.25% 11/1/41	330,000	333,334
5.25% 11/1/47	760,000	764,107
Series 2018 A, 4% 12/31/47 (e)	3,900,000	3,711,453
Series 2019, 5% 8/1/39 (g)	455,000	421,037
Series 2021 A, 4% 2/1/51	355,000	351,807
Series 2022, 5.25% 6/1/53	2,075,000	2,278,096
California Muni. Fin. Auth. School Fa Series 2024 A:
5.75% 5/1/54 (g)	435,000	452,064
5.875% 5/1/59 (g)	390,000	406,858
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., INC. Proj.) Series 2024 A, 3.875%, tender 3/1/34 (b)(e)	4,860,000	4,922,945
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 4.25%, tender 12/2/24 (b)(e)	1,750,000	1,753,953
Series 2019 A, 2.4%, tender 10/1/29 (b)(e)	910,000	863,244
Series 2024 A, 4.125%, tender 3/3/25 (b)(e)	1,150,000	1,150,523
California Muni. Fin. Auth. Spl. Ta Series 2024:
5% 9/1/44	910,000	968,165
5% 9/1/49	785,000	827,869
5% 9/1/54	750,000	785,645
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	170,000	179,510
5% 5/15/35	120,000	126,538
5% 5/15/36	215,000	226,143
5% 5/15/38	170,000	178,151
5% 5/15/39	75,000	78,377
5% 5/15/43	225,000	233,221
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/49	420,000	434,777
5% 5/15/52	350,000	361,475
Series 2018:
5% 5/15/36	1,000,000	1,058,800
5% 5/15/39	1,600,000	1,683,098
5% 5/15/48	750,000	777,332
5% 5/15/51	725,000	749,434
Series 2021, 3% 5/15/51 (Build America Mutual Assurance Insured)	250,000	201,744
California Poll. Cont. Fing. Auth. Series 2019:
5% 7/1/29 (g)	480,000	502,348
5% 7/1/39 (g)	1,760,000	1,830,239
5% 11/21/45 (g)	1,930,000	1,983,144
California Pub. Fin. Auth.:
(Enso Village Proj.) Series 2021 B1, 3.125% 5/15/29 (g)	430,000	423,400
(Enso Villiage Proj.) Series 2021 B2, 2.375% 11/15/28 (g)	675,000	665,576
Series 2021 A:
5% 11/15/36 (g)	290,000	295,488
5% 11/15/46 (g)	105,000	102,214
5% 11/15/56 (g)	550,000	517,144
California Pub. Fin. Auth. Rev.:
Series 2017:
5% 10/15/37	105,000	106,950
5% 10/15/47	105,000	106,023
Series 2019 A, 6.25% 7/1/54 (g)	250,000	262,259
Series 2019 B, 7.5% 7/1/36 (g)	225,000	226,560
Series 2021 A, 4% 10/15/26	85,000	85,462
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.) Series 2022 C:
5% 8/1/30	35,000	39,313
5% 8/1/31	450,000	513,761
5% 8/1/32	130,000	147,834
5% 8/1/34	840,000	949,953
Series 2014 B, 5% 10/1/34	1,505,000	1,507,313
California School Fin. Auth. (New Designs Charter School Proj.) Series 2024 A, 5% 6/1/54 (g)	850,000	855,601
California School Fin. Auth. Charter School Rev.:
(Partnerships to Uplift Cmntys. Proj.) Series 2023, 5.5% 8/1/43 (g)	550,000	587,801
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/25 @ 100) (g)	50,000	50,669
Series 2021 A:
4% 6/1/51 (g)	250,000	214,811
4% 8/1/51 (g)	150,000	137,589
4% 6/1/61 (g)	250,000	183,807
4% 8/1/61 (g)	240,000	213,546
Series 2022 A:
5% 7/1/42 (g)	500,000	513,326
5% 7/1/52 (g)	2,045,000	2,017,674
Series 2022 B, 5% 7/1/42 (g)	2,125,000	2,147,478
Series 2024 A, 5.125% 6/1/64 (g)	1,475,000	1,469,540
California School Fin. Auth. School Facility Rev.:
(KIPP SoCal Projs.) Series 2020 A, 4% 7/1/50 (g)	735,000	698,794
Series 2015 A, 5% 7/1/45 (g)	285,000	286,174
Series 2019, 5% 7/1/49 (g)	1,225,000	1,236,584
California State Univ. Rev.:
Series 2016 A, 4% 11/1/45	360,000	360,867
Series 2017 A, 5% 11/1/42	500,000	520,988
Series 2020 C:
3% 11/1/40	1,350,000	1,233,405
4% 11/1/45	750,000	758,593
Series 2024 A, 5.5% 11/1/55	2,000,000	2,341,592
California Statewide Cmntys. Dev. Auth.:
(NCCD-Hooper Street LLC-California College of the Arts Proj.) Series 2019:
5% 7/1/29 (g)	130,000	133,448
5.25% 7/1/39 (g)	100,000	102,857
5.25% 7/1/49 (g)	380,000	386,034
5.25% 7/1/52 (g)	165,000	167,263
Series 2016:
5% 5/15/25	55,000	55,409
5% 5/15/26	55,000	56,474
5% 5/15/27	55,000	56,573
5% 5/15/28	55,000	56,575
5% 5/15/32	70,000	71,798
5% 5/15/33	85,000	87,111
5% 5/15/40	1,205,000	1,227,186
Series 2017:
5% 5/15/37	1,000,000	1,032,750
5% 5/15/47	1,180,000	1,204,416
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 5% 1/1/48	350,000	363,450
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2020 R, 3.95%, tender 4/1/60 (g)(h)	2,500,000	2,131,867
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Series 2010 A, 1.75% 9/1/29	300,000	270,425
California Statewide Cmntys. Dev. Auth. Rev.:
(Viamonte Sr. Living 1 Proj.) Series 2018 A, 3.5% 7/1/34	165,000	166,039
Series 2014 A:
5.25% 12/1/44	560,000	560,007
5.5% 12/1/54	2,920,000	2,920,185
Series 2014, 6.375% 11/1/43 (g)	350,000	350,530
Series 2015 A, 5% 10/1/45	615,000	618,236
Series 2015, 5% 2/1/45 (f)(j)	256,630	179,641
Series 2016 A:
5% 12/1/27 (g)	420,000	429,279
5% 12/1/46 (g)	1,715,000	1,733,209
5.25% 12/1/56 (g)	6,305,000	6,369,572
Series 2017 A:
3.5% 11/1/27 (g)	530,000	521,862
5% 11/1/32 (g)	100,000	102,579
5% 11/1/41 (g)	200,000	201,934
Series 2018 A:
5% 3/1/34	210,000	219,034
5% 3/1/35	315,000	328,587
5.25% 12/1/48 (g)	250,000	257,386
5.5% 12/1/58 (g)	4,875,000	5,054,453
Series 2019 B:
4% 9/2/29	170,000	173,653
5% 9/2/44	1,000,000	1,041,696
5% 9/2/49	70,000	72,539
Series 2021 A:
4% 9/2/28	35,000	35,150
4% 9/2/29	40,000	40,182
4% 9/2/30	45,000	45,252
4% 9/2/31	35,000	35,198
4% 9/2/41	230,000	223,529
4% 9/2/51	140,000	128,329
Series 2021 B:
4% 9/2/41	640,000	625,752
4% 9/2/51	755,000	698,674
Series 2021 C1:
4% 9/2/31	85,000	83,941
4% 9/2/41	450,000	420,891
4% 9/2/51	105,000	92,977
Series 2022 A:
5.25% 8/15/52 (Assured Guaranty Muni. Corp. Insured)	725,000	784,009
5.375% 8/15/57 (Assured Guaranty Muni. Corp. Insured)	690,000	749,824
Series 2022 A1, 5% 9/2/52	1,525,000	1,578,534
Series 2022 B, 5% 9/2/52	500,000	517,552
Series 2023 D, 5.25% 9/2/43	1,300,000	1,365,846
California Statewide Fing. Auth. Series 2002 A, 6% 5/1/43	210,000	214,496
Carlsbad Unified School District:
Series 2018 A, 3% 8/1/42	725,000	642,264
Series 2021 B, 3% 8/1/46	250,000	213,542
Chabot-Las Positas Cmnty. College District Series 2023 C, 5.25% 8/1/48	500,000	566,588
Chino Valley Unified School District Series 2020 B, 3.375% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	10,690,000	9,682,940
CMFA Spl. Fin. Agcy. Essential Hsg. Rev.:
Series 2020 A1, 4% 8/1/56 (g)	655,000	589,471
Series 2021 A1, 3% 12/1/56 (g)	450,000	322,114
Series 2021, 4% 8/1/45 (g)	835,000	733,530
CMFA Spl. Fin. Agcy. VII Essential Hsg. Rev. Series 2021 A2, 4% 8/1/47 (g)	1,830,000	1,600,754
CMFA Spl. Fin. Agcy. XII:
Series 2022 A1, 3.25% 2/1/57 (g)	240,000	181,817
Series 2022 A2, 4.375% 8/1/49 (g)	455,000	384,526
College of the Sequoias Cmnty. College District Series 2021 E, 3% 8/1/51	455,000	382,316
Corona-Norco Unified School District Series 2014, 3% 8/1/44	750,000	648,568
CSCDA Cmnty. Impt. Auth. Essential Hsg. Rev.:
Series 2020 A, 5% 7/1/51 (g)	605,000	594,235
Series 2021 A, 4% 8/1/56 (g)	500,000	455,867
Series 2021 A1:
2.65% 12/1/46 (g)	1,940,000	1,531,742
3% 7/1/45 (g)	2,000,000	1,622,719
Series 2021 A2:
3% 12/1/56 (g)	200,000	140,856
3.125% 7/1/56 (g)	1,715,000	1,198,003
3.125% 8/1/56 (g)	600,000	457,920
3.25% 5/1/57 (g)	250,000	185,195
4% 7/1/56 (g)	1,000,000	826,353
4% 7/1/56 (g)	2,319,888	1,844,012
4% 9/1/56 (g)	3,150,000	2,490,369
4% 10/1/56 (g)	3,375,000	2,774,627
4% 6/1/58 (g)	250,000	201,200
Series 2021 B, 4% 3/1/57 (g)	1,915,000	1,452,272
Ctr. Joint Unified School Ditrict Series 2021 B, 3% 8/1/51	1,740,000	1,423,562
Desert Cmnty. College District Series 2024, 4% 8/1/51	5,000,000	5,043,037
El Camino Cmnty. College District Series 2012 C, 0% 8/1/38	1,700,000	1,020,978
Escondido Gen. Oblig. Series 2015, 5% 9/1/36	800,000	811,867
Escondido Union High School District Series 2009 A, 0% 8/1/31 (Assured Guaranty, Inc. Insured)	855,000	701,315
Facilities Fing. Auth. Sp (Irvine Great Park Infrastructure) Series 2023 A, 5.25% 9/1/53	4,000,000	4,488,402
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	182,140
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 2013 B2, 3.5% 1/15/53 (b)	450,000	415,198
Series 2021 A:
4% 1/15/46	1,414,000	1,430,373
4% 1/15/46	3,531,000	3,543,133
Series 2021 C, 4% 1/15/43	250,000	252,969
Freddie Mac Series 2022-ML13 Class XCA, 0.9625% 7/25/36 (b)(k)	9,552,071	419,897
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/34 (Build America Mutual Assurance Insured) (e)	1,000,000	1,109,888
Fresno Unified School District Series B, 3% 8/1/43	1,470,000	1,257,977
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2015 A:
5% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	1,475,000	1,491,003
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	875,000	884,494
Series 2021 B1, 3.85% 6/1/50	4,120,000	3,822,733
Series 2021 B2, 0% 6/1/66 (i)	80,090,000	8,955,472
Series 2022 A1, 5% 6/1/51	1,425,000	1,502,259
Hastings Campus Hsg. Fin. Auth.:
Series 2020 A:
5% 7/1/45 (g)	1,800,000	1,758,695
5% 7/1/61 (g)	3,730,000	3,514,927
Series 2020 B, 0% 7/1/61 (g)(i)	2,605,000	1,273,000
Indio Pub. Fing. Auth. Lease Rev. Series 2022 A, 4.5% 11/1/52	1,115,000	1,157,142
Inland Empire Tobacco Securitization Auth.:
Series 2007 C1, 0% 6/1/36	1,500,000	691,643
Series 2007:
0% 6/1/57	9,000,000	732,516
0% 6/1/57 (g)	17,305,000	1,302,625
0% 6/1/57 (g)	11,325,000	729,380
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012, 4% 9/2/27	45,000	45,123
Series 2012, 4% 9/2/28	60,000	60,159
Irvine Unified School District Cmnty. Facilities District Series 2017 D, 5% 3/1/57	770,000	784,970
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	600,000	535,835
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	506,679
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2022 A, 5% 8/15/47	2,500,000	2,621,303
Live Oak School District Ctfs. of Prtn. (2016 Rfdg. and School Fing. Projs.) Series 2016, 5% 8/1/39 (Assured Guaranty Muni. Corp. Insured)	750,000	773,860
Lodi Unified School District Series 2021, 3% 8/1/46	2,700,000	2,327,085
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	30,000	34,912
5% 6/1/34 (Assured Guaranty Muni. Corp. Insured)	25,000	29,023
5% 6/1/35 (Assured Guaranty Muni. Corp. Insured)	20,000	23,146
5% 6/1/36 (Assured Guaranty Muni. Corp. Insured)	50,000	57,680
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	45,000	51,743
5% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	30,000	34,216
Series 2022 B:
5% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	30,000	34,912
5% 6/1/34 (Assured Guaranty Muni. Corp. Insured)	25,000	29,023
5% 6/1/35 (Assured Guaranty Muni. Corp. Insured)	20,000	23,146
5% 6/1/36 (Assured Guaranty Muni. Corp. Insured)	20,000	23,072
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	30,000	34,495
5% 6/1/38 (Assured Guaranty Muni. Corp. Insured)	20,000	22,921
5% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	35,000	39,919
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/29	600,000	637,336
5.5% 11/15/37	900,000	1,055,341
Long Beach Hbr. Rev. Series 2019 A, 5% 5/15/39	480,000	522,925
Long Beach Marina Rev. (Alamitos Bay Marina Proj.) Series 2015, 5% 5/15/40	540,000	542,151
Long Beach Unified School District:
Series 2009, 5.5% 8/1/29	20,000	20,035
Series 2015 D1, 0% 8/1/30	720,000	575,808
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/38	1,445,000	1,550,511
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (Multiple Cap. Projs.) Series 2015 A, 5% 12/1/33	825,000	825,000
Los Angeles Dept. Arpt. Rev.:
Series 2015 A, 4.75% 5/15/40 (e)	790,000	792,163
Series 2016 B, 5% 5/15/41 (e)	2,600,000	2,631,699
Series 2018 A:
5% 5/15/44 (e)	1,515,000	1,559,857
5.25% 5/15/38 (e)	375,000	393,387
Series 2018 C, 5% 5/15/44 (e)	1,565,000	1,601,079
Series 2018 E, 5% 5/15/43	1,050,000	1,124,218
Series 2018, 5% 5/15/43 (e)	3,150,000	3,273,290
Series 2019 D, 5% 5/15/38 (e)	725,000	754,939
Series 2020 C:
4% 5/15/50 (e)	750,000	734,400
5% 5/15/37 (e)	770,000	819,389
Series 2021 A:
5% 5/15/36 (e)	365,000	393,331
5% 5/15/37 (e)	270,000	290,458
5% 5/15/38 (e)	595,000	638,221
5% 5/15/39 (e)	885,000	945,213
Series 2021 D, 4% 5/15/40 (e)	1,000,000	999,435
Series 2022 A, 4% 5/15/41 (e)	2,000,000	1,998,722
Series 2022 G:
4% 5/15/47 (e)	2,000,000	1,984,357
5% 5/15/47 (e)	500,000	528,732
5.5% 5/15/36 (e)	400,000	451,639
5.5% 5/15/40 (e)	300,000	333,906
Series 2022 H, 5.5% 5/15/47 (e)	2,925,000	3,195,770
Series F:
4% 5/15/49 (e)	850,000	822,291
5% 5/15/34 (e)	385,000	407,961
5% 5/15/44 (e)	1,920,000	1,991,900
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2016 A:
5% 7/1/38	860,000	877,025
5% 7/1/46	480,000	487,370
Series 2017 A, 5% 7/1/42	1,805,000	1,866,585
Series 2017 B, 5% 7/1/39	2,655,000	2,755,722
Series 2017 C:
5% 7/1/37	1,165,000	1,223,652
5% 7/1/38	240,000	251,645
5% 7/1/42	3,135,000	3,265,047
Series 2021 B, 5% 7/1/51	5,225,000	5,647,366
Series 2021 C:
5% 7/1/40	255,000	285,960
5% 7/1/51	5,000,000	5,433,773
Series B, 5% 7/1/50	3,455,000	3,714,914
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2020 A, 5% 7/1/40	70,000	77,386
Series 2021 B, 5% 7/1/46	1,520,000	1,656,338
Series 2022 D, 5% 7/1/52	1,200,000	1,319,020
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (e)	620,000	626,241
Los Angeles Unified School District:
Series 2018 B1, 5.25% 7/1/42	7,000,000	7,443,301
Series 2020 C:
4% 7/1/33	750,000	796,292
4% 7/1/38	1,170,000	1,218,672
Series 2024 A, 5% 7/1/27	1,500,000	1,599,555
Series C, 4% 7/1/44	1,000,000	1,013,849
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/32	1,775,000	2,051,573
5% 10/1/33	4,000,000	4,681,848
5% 10/1/35	1,705,000	1,979,116
Los Angeles Wastewtr. Sys. Rev.:
Series 2013 A, 5% 6/1/43	400,000	400,107
Series 2018 A, 5% 6/1/48	2,025,000	2,125,030
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/25	185,000	185,610
5% 4/1/26	130,000	132,130
Modesto Elementary School District, Stanislaus County Series 2021 B:
3% 8/1/46	380,000	328,700
3% 8/1/50	235,000	198,388
Modesto Irrigation District Fing. Auth. Rev. Series 2007 F, CME Term SOFR 3 Month Index + 0.580% 4.116% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)(c)	880,000	873,556
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	476,308
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/41	1,385,000	1,416,084
5% 6/1/46	425,000	433,897
Moreno Valley Unified School District Series 2021 C, 3% 8/1/46	250,000	213,925
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	105,000	111,989
4% 8/1/31	735,000	794,888
4% 8/1/33	85,000	91,212
MSR Energy Auth. Gas Rev.:
Series 2009 A:
6.125% 11/1/29	345,000	369,374
6.5% 11/1/39	1,750,000	2,274,094
7% 11/1/34	1,810,000	2,289,436
Series 2009 B:
6.5% 11/1/39	3,775,000	4,905,546
7% 11/1/34	6,980,000	8,828,873
Series 2009 C:
6.125% 11/1/29	1,045,000	1,118,770
6.5% 11/1/39	615,000	799,182
7% 11/1/34	1,205,000	1,524,182
Murrieta Valley Unified School District Series 2022, 5.25% 9/1/51	2,000,000	2,218,198
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 B, CME Term SOFR 3 Month Index + 0.720% 3.973% 7/1/27 (b)(c)	1,135,000	1,135,523
Novato Unified School District Series 2019 B, 3% 8/1/41	840,000	764,146
Oak Grove School District Series 2023, 5% 8/1/52	500,000	551,342
Ocean View School District Series 2021, 3% 8/1/47 (Assured Guaranty Muni. Corp. Insured)	750,000	634,959
Oceanside Unified School District Series 2009:
0% 8/1/27	35,000	32,504
0% 8/1/27 (Escrowed to Maturity)	40,000	37,148
0% 8/1/27 (Escrowed to Maturity)	15,000	13,930
0% 8/1/29	35,000	30,705
0% 8/1/29	655,000	570,899
0% 8/1/29 (Escrowed to Maturity)	55,000	48,251
0% 8/1/30	35,000	29,646
0% 8/1/30 (Escrowed to Maturity)	45,000	38,330
Palo Alto Unified School District Gen. Oblig. Series 2022, 3.25% 8/1/42	1,585,000	1,533,465
Peninsula Corridor Joint Powers Board Series 2022 A, 5% 6/1/47	750,000	814,235
Pomona Unified School District Series 2016 F, 3% 8/1/48	205,000	173,774
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32 (i)	790,000	623,092
Series 2011, 0% 8/1/46 (i)	140,000	56,054
Series B:
0% 8/1/33 (i)	245,000	186,436
0% 8/1/37 (i)	1,395,000	898,882
0% 8/1/38 (i)	3,365,000	2,071,564
0% 8/1/39	3,300,000	1,941,681
0% 8/1/41 (i)	750,000	402,186
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/26	155,000	156,985
5% 9/1/27	60,000	60,736
5% 9/1/29	320,000	323,746
5% 9/1/30	75,000	75,858
5% 9/1/31	145,000	146,590
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series 2021 A, 1% 10/1/25 (Escrowed to Maturity)	3,000,000	2,934,523
Rancho Cucamonga Redev. Agcy. Series 2014:
5% 9/1/30 (Assured Guaranty Muni. Corp. Insured)	295,000	295,526
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	825,000	826,386
5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	775,000	776,219
Richmond Joint Powers Fing. Auth. Rev. Series 2019 A, 5% 11/1/36 (Assured Guaranty Muni. Corp. Insured)	580,000	629,723
Richmond Wastewtr. Rev. Series 2017 A, 5.25% 8/1/47	1,400,000	1,460,857
River Islands Pub. Fing. Auth.:
Series 2022 A-1, 5.25% 9/1/52 (Assured Guaranty Muni. Corp. Insured)	1,840,000	1,997,130
Series 2022, 5.25% 9/1/52 (Assured Guaranty Muni. Corp. Insured)	425,000	461,294
Series 2023, 5.5% 9/1/48	1,250,000	1,336,027
Riverside County Trans. Commission Sales Tax Rev.:
Series 2016 A, 2% 6/1/29	430,000	402,644
Series 2017 B, 5% 6/1/38	1,710,000	1,811,061
Riverside County Trans. Commission Toll Rev. Series 2021 B1:
4% 6/1/37	560,000	577,009
4% 6/1/38	2,150,000	2,208,711
4% 6/1/46	1,960,000	1,967,171
Roseville Natural Gas Fing. Auth. Series 2007, 5% 2/15/27	965,000	994,845
Sacramento Area Flood Cont. Agcy. Series 2016 A, 5% 10/1/36	500,000	517,139
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	695,000	650,148
Sacramento City Unified School District Series 2022 A:
5.5% 8/1/47	1,500,000	1,659,056
5.5% 8/1/52	3,000,000	3,296,833
Sacramento County Arpt. Sys. Rev.:
Series 2016 B, 5% 7/1/41	1,280,000	1,313,703
Series 2018 C, 5% 7/1/37 (e)	590,000	613,129
Sacramento Spl. Tax Greenbriar Cmnty. Facilities District No. 2018-03 Area No. 1:
Series 2021:
4% 9/1/41	295,000	296,253
4% 9/1/46	805,000	788,223
Series 2022:
5.25% 9/1/42 (g)	1,065,000	1,147,570
5.25% 9/1/47 (g)	1,060,000	1,131,176
Sacramento Wtr. Rev. Series 2017, 5.25% 9/1/47	525,000	549,621
San Bernardino Unified School District (2019 Fing. Proj.) Series 2019, 5% 10/1/38 (Assured Guaranty Muni. Corp. Insured)	420,000	447,447
San Diego Cmnty. College District Series 2011, 0% 8/1/35	170,000	120,409
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2021 A, 5% 7/1/56	5,000,000	5,367,399
Series 2021 B:
4% 7/1/41 (e)	355,000	354,768
4% 7/1/46 (e)	405,000	398,335
4% 7/1/56 (e)	805,000	771,539
5% 7/1/46 (e)	505,000	529,611
5% 7/1/51 (e)	505,000	525,918
Series 2023 B:
5% 7/1/48 (e)	1,000,000	1,063,288
5% 7/1/53 (e)	1,400,000	1,478,069
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2016 A, 5% 4/1/48	2,820,000	2,874,318
San Diego County Wtr. Auth. Rev. Series 2022 A:
5% 5/1/47	1,780,000	1,967,376
5% 5/1/52	3,030,000	3,322,636
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2023 A, 5.25% 8/1/48	750,000	851,084
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	515,000	377,643
0% 7/1/37 (i)	285,000	185,939
Series 2008 E, 0% 7/1/47 (i)	1,200,000	1,018,748
Series 2012 R2, 0% 7/1/41 (i)	1,350,000	1,398,711
Series 2017 I, 5% 7/1/41	250,000	259,945
Series 2020 D2, 3% 7/1/37	590,000	559,207
Series 2023 ZR 4B, 5% 7/1/40	810,000	935,331
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2020, 3% 8/1/50	1,250,000	1,029,040
San Francisco Calif City & Cnt Series 2023 B, 5.75% 9/1/53 (g)	510,000	555,450
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 2019 A, 5% 5/1/44 (e)	2,950,000	3,059,547
Series 2017 A, 5% 5/1/47 (e)	1,500,000	1,520,915
Series 2018 D, 5% 5/1/48 (e)	1,085,000	1,109,994
Series 2019 A:
5% 1/1/35 (e)	860,000	904,344
5% 1/1/37 (e)	280,000	293,343
5% 1/1/47 (e)	360,000	371,185
5% 5/1/49 (e)	9,525,000	9,834,654
Series 2019 E:
5% 5/1/38 (e)	915,000	960,306
5% 5/1/39 (e)	1,045,000	1,093,289
5% 5/1/40 (e)	485,000	506,129
5% 5/1/45 (e)	2,000,000	2,073,513
5% 5/1/50 (e)	11,230,000	11,586,868
Series 2021 A:
5% 5/1/31 (e)	1,775,000	1,938,010
5% 5/1/34 (e)	1,650,000	1,784,311
5% 5/1/35 (e)	2,410,000	2,599,300
Series 2022 A:
5% 5/1/26 (e)	2,215,000	2,266,777
5% 5/1/27 (e)	2,245,000	2,340,099
5% 5/1/28 (e)	2,990,000	3,161,074
5% 5/1/29 (e)	2,005,000	2,145,310
Series 2022 B, 5% 5/1/52	7,420,000	8,081,460
Series 2023 C:
5% 5/1/33 (e)	5,000,000	5,542,074
5.5% 5/1/42 (e)	2,110,000	2,369,800
5.5% 5/1/43 (e)	1,570,000	1,756,964
5.75% 5/1/48 (e)	5,050,000	5,669,582
Series 2024 A:
5% 5/1/31 (e)	1,125,000	1,228,316
5% 5/1/39 (e)	1,225,000	1,335,249
5.25% 5/1/42 (e)	5,500,000	6,090,412
5.25% 5/1/43 (e)	2,295,000	2,531,295
5.25% 5/1/44 (e)	1,615,000	1,775,813
5.25% 5/1/49 (e)	1,920,000	2,087,066
San Francisco City & County Redev. Agcy. Successor (Mission Bay South Redev. Proj.) Series 2014 A, 5% 8/1/43	70,000	70,049
San Francisco Cmnty. College District Gen. Oblig. Series 2024 B:
5% 6/15/25	3,150,000	3,186,190
5% 6/15/26	1,220,000	1,263,852
San Jose Int. Arpt. Rev. Series 2017 A, 5% 3/1/41 (e)	1,400,000	1,425,940
San Leandro Unified School District Series 2020 B, 5.25% 8/1/48	1,600,000	1,770,020
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/30	460,000	467,539
5% 10/1/33	330,000	335,161
San Marcos Unified School District Series 2010 B, 0% 8/1/47 (i)	2,795,000	1,103,560
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	660,000	628,374
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2018 A, 5% 7/15/43	1,270,000	1,341,649
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (i)	1,750,000	1,891,197
Sanger Unified School District Series 2022, 5% 6/1/52 (Assured Guaranty Muni. Corp. Insured)	65,000	65,027
Santa Ana Unified School District Series 2009 B, 0% 8/1/47 (Assured Guaranty, Inc. Insured)	600,000	222,189
Santa Clara Unified School District Series 2019, 3.25% 7/1/44	1,915,000	1,793,807
Santa Cruz City High School District Series 2021 C, 2% 8/1/36	720,000	595,599
Santa Monica-Malibu Unified School District Series 2018 B, 3% 8/1/44	750,000	654,149
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	95,000	92,870
Southern California Pub. Pwr. Auth. Bonds Series 2024 A, 5%, tender 9/1/30 (b)	1,500,000	1,607,551
Southern California Wtr. Replenishment Fing. Auth. Series 2018 A, 5% 8/1/48	3,615,000	3,802,658
Southwestern Cmnty. College District Gen. Oblig. Series 2021 D, 3% 8/1/41	1,740,000	1,575,372
Stockton Unified School District Gen. Oblig. Series 2011, 0% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	300,000	152,302
Successor Agcy. to the Inland Valley Dev. Agcy. Tax Allocation Series 2014 A, 5.25% 9/1/37	1,215,000	1,223,809
Sunnyvale School District Series 2019 C, 3% 9/1/44	1,250,000	1,113,220
Sutter Calif Union High School District Series 2010 B, 0% 6/1/50 (Pre-Refunded to 8/1/25 @ 100)	250,000	40,312
Temecula Valley Unified School District Gen. Oblig. Series 2021 D, 3% 8/1/47	1,250,000	1,052,476
Tobacco Securitization Auth. Southern California Tobacco Settlement:
Series 2006 2C, 0% 6/1/46	2,065,000	438,454
Series 2019 A1:
5% 6/1/27	55,000	57,233
5% 6/1/28	85,000	89,771
5% 6/1/29	55,000	58,944
5% 6/1/48	770,000	796,077
Series 2019 B2, 0% 6/1/54	500,000	100,111
Twin Rivers Unified School District Series 2008, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	750,000	581,116
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 P:
3.5% 5/15/54	1,950,000	1,840,243
5% 5/15/47	4,500,000	4,958,174
Univ. of California Revs.:
Series 2016 AR, 5% 5/15/41	1,500,000	1,536,155
Series 2016 K, 5% 5/15/35	1,445,000	1,487,021
Series 2017 AV, 5% 5/15/36	90,000	94,224
Series 2018 O, 5.5% 5/15/58	4,425,000	4,702,892
Series 2023 BN, 5.5% 5/15/40	2,350,000	2,798,152
Val Verde Unified School District Series 2021 F, 3% 8/1/47 (Assured Guaranty Muni. Corp. Insured)	1,570,000	1,283,552
Vista Unified School District Series 2022 B, 5.25% 8/1/48 (Build America Mutual Assurance Insured)	1,000,000	1,114,753
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	545,000	546,374
Series 2023 B, 5.25% 8/1/48	1,000,000	1,117,300
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	50,000	51,042
Series 2017 B:
5% 7/1/29	30,000	30,877
5% 7/1/30	60,000	61,716
West Contra Costa Healthcare District Series 2021, 3% 7/1/42	300,000	269,220
West Sacramento Fing. Auth. Spl. Tax Rev. Series 2006 A, 5% 9/1/34	280,000	314,649
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/42 (i)	3,420,000	2,978,860
TOTAL CALIFORNIA		747,198,270
Colorado - 2.1%
Adams County Co. Scd # Oo1 Series 2017, 5.25% 12/1/40	1,000,000	1,042,412
Aerotropolis Reg'l. Trans. Auth. Spl. Rev. Series 2021, 4.375% 12/1/52	1,945,000	1,780,117
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	635,000	651,782
5% 10/1/43	1,205,000	1,229,223
Berthoud-Heritage Metropolitan District No. 1 Ltd. Tax Supported Rev. Series 2019, 5.625% 12/1/48	1,215,000	1,221,707
Canyons Metropolitan District No. 5:
Series 2017 A, 6.125% 12/1/47	500,000	505,000
Series 2024 B, 6.5% 12/1/54	600,000	627,481
Cherry Creek School District No. 5 Gen. Oblig. Series 2017 B, 2.3% 12/15/28	1,000,000	957,880
Colorado Ctfs. of Prtn.:
Series 2021 A, 4% 12/15/38	680,000	694,512
Series 2022:
6% 12/15/36	2,115,000	2,562,217
6% 12/15/40	4,940,000	5,903,663
6% 12/15/41	5,550,000	6,593,575
Colorado Edl. & Cultural Facilities Auth.:
(American Academy Proj.) Series 2020:
5% 12/1/40	755,000	782,985
5% 12/1/50	3,870,000	3,948,323
5% 12/1/55	305,000	309,941
(Highline Academy Charter School Proj.) Series 2022, 5.25% 12/1/52	1,825,000	1,901,772
(Leman Academy of Ecellence - Douglas County, Colorado Campus Proj.) Series 2023 A:
4.25% 7/1/43	1,745,000	1,705,877
4.5% 7/1/58	1,470,000	1,406,915
(Pinnacle Charter School, Inc. Proj.) Series 2021:
4% 12/1/36	290,000	288,556
4% 12/1/41	355,000	338,423
(Prospect Ridge Academy Proj.) Series 2020 A:
5% 3/15/40	370,000	386,511
5% 3/15/50	765,000	784,217
5% 3/15/55	1,130,000	1,154,270
(Windsor Charter Academy Proj.) Series 2020:
4% 9/1/50	100,000	92,132
4% 9/1/55	185,000	166,904
Series 2022 A:
4% 6/1/52	300,000	277,141
4% 6/1/56	300,000	273,604
Series 2024 A:
5.75% 4/1/59 (g)	550,000	572,303
5.8% 4/1/54 (g)	600,000	628,412
Colorado Edl. & Cultural Facilities Auth. Rev.:
(DCS Montessori Charter School Proj.) Series 2012, 5% 7/15/37	115,000	115,139
(Liberty Common Proj.) Series 2014 A:
5% 1/15/39	155,000	155,035
5% 1/15/44	125,000	125,006
(Peak to Peak Charter School Proj.) Series 2014:
5% 8/15/30	100,000	100,100
5% 8/15/34	105,000	105,251
(Stargate Charter School Proj.) Series 2018 A, 4% 12/1/48	730,000	677,412
(The Classical Academy Proj.) Series 2015 A, 5% 12/1/38	215,000	215,102
(Twin Peaks Charter Academy Proj.) Series 2014, 5% 11/15/31	395,000	395,381
(Univ. of Denver Proj.) Series 2017 A:
5% 3/1/43	890,000	916,602
5% 3/1/47	1,180,000	1,208,743
Series 2013, 5% 6/1/29	190,000	190,208
Series 2018:
5% 4/1/38	65,000	67,056
5% 4/1/48	75,000	76,204
5% 4/1/53	80,000	81,034
Colorado Health Facilities Auth. Rev.:
(Mental Health Ctr. of Denver Proj.) Series 2014, 5.75% 2/1/44	695,000	695,552
(Sunny Vista Living Ctr. Proj.) Series 2015 A:
5.75% 12/1/35 (g)	215,000	155,311
6.125% 12/1/45 (g)	950,000	640,436
6.25% 12/1/50 (g)	790,000	532,069
Series 2013, 8% 8/1/43	1,340,000	896,706
Colorado Health Facilities Auth. Rev. Bonds:
(Adventist Health Sys. / Sunbelt Obligated Group) Series 2016 A, 5% 11/15/41	3,610,000	3,673,970
(Bethesda Proj.) Series 2018 A1, 5% 9/15/48	1,195,000	1,171,449
(Boulder Cmnty. Health Proj.) Series 2020:
4% 10/1/35	160,000	161,409
4% 10/1/37	95,000	95,677
4% 10/1/38	70,000	70,286
4% 10/1/39	70,000	70,137
4% 10/1/40	60,000	59,884
(Frasier Proj.) Series 2023 A:
4% 5/15/31	50,000	49,806
4% 5/15/32	60,000	59,736
4% 5/15/33	60,000	59,706
4% 5/15/34	65,000	64,651
4% 5/15/35	65,000	64,464
4% 5/15/36	70,000	69,064
4% 5/15/41	115,000	108,441
4% 5/15/48	180,000	159,303
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/25 (Escrowed to Maturity)	15,000	15,217
5% 9/1/28 (Pre-Refunded to 9/1/27 @ 100)	125,000	132,107
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35 (Pre-Refunded to 9/1/26 @ 100)	200,000	203,476
4% 9/1/36 (Pre-Refunded to 9/1/26 @ 100)	160,000	162,781
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	65,000	66,158
Series 2019 B:
5%, tender 8/1/26 (b)	50,000	50,968
5%, tender 11/19/26 (b)	920,000	953,602
Series 2018 A:
4% 11/15/48	6,705,000	6,525,539
5% 12/1/48	350,000	356,125
Series 2019 A:
4% 1/1/36	250,000	256,161
4% 1/1/37	1,975,000	2,017,406
4% 11/15/38	2,550,000	2,591,394
4% 11/1/39	225,000	225,114
4% 11/15/43	1,000,000	990,800
5% 11/1/25	1,305,000	1,327,960
5% 11/1/26	95,000	98,794
5% 11/15/39	1,770,000	1,905,508
5% 11/1/44	2,950,000	3,116,579
Series 2019 A1, 4% 8/1/44	6,350,000	6,123,351
Series 2019 A2:
3.25% 8/1/49	1,810,000	1,450,891
3.25% 8/1/49	400,000	336,841
4% 8/1/49	8,475,000	7,914,502
5% 8/1/37	1,000,000	1,060,718
5% 8/1/38	2,790,000	2,955,144
5% 8/1/44	11,525,000	12,003,761
Series 2020 A, 4% 9/1/50 (Pre-Refunded to 9/1/30 @ 100)	660,000	709,929
Series 2021 A:
3% 11/15/51	2,750,000	2,197,072
4% 11/15/50	1,690,000	1,625,426
Series 2022 A:
5.25% 11/1/52	2,680,000	2,909,366
5.5% 11/1/47	2,225,000	2,487,355
Series 2024 A:
5% 5/15/33	1,000,000	1,134,949
5% 5/15/35	1,250,000	1,409,085
5.25% 12/1/54	1,000,000	1,097,006
Series 2024 B, 5% 11/15/34	1,750,000	2,041,994
Colorado High Performance Trans. Enterprise C-470 Express Lanes Sr. Rev. Series 2017:
5% 12/31/47	3,670,000	3,670,834
5% 12/31/51	2,625,000	2,625,278
5% 12/31/56	3,260,000	3,260,246
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	265,000	267,937
Series 2019 H, 4.25% 11/1/49	600,000	606,924
Series 2021 B, 3% 5/1/51	825,000	810,507
Series 2022 B, 3.25% 5/1/52	1,400,000	1,383,153
Series 2023 D, 5.75% 5/1/53	4,450,000	4,736,597
Colorado Int'l. Ctr. Metropolitan District No. 14 Ltd. Tax Gen. Oblig. Series 2018, 5.875% 12/1/46	990,000	997,212
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 3% 7/15/37	240,000	216,824
Colorado Reg'l. Trans. District Sales Tax Rev.:
(FasTracks Proj.) Series 2016 A, 5% 11/1/36	585,000	603,091
(Fastracks Proj.) Series 2016 A, 5% 11/1/46	1,475,000	1,504,939
Series 2013 A, 5% 11/1/31	1,560,000	1,777,772
Colorado Science & Technologyp:
Series 2024 A, 5% 12/1/54 (Assured Guaranty Muni. Corp. Insured)	920,000	985,112
Series 2024 B:
4.5% 12/15/44 (Assured Guaranty Muni. Corp. Insured)	700,000	719,636
4.75% 12/15/54 (Assured Guaranty Muni. Corp. Insured)	1,315,000	1,362,481
Colorado Springs Utils. Rev.:
Series 2021 B, 4% 11/15/46	2,500,000	2,506,723
Series 2022 B, 5.25% 11/15/52	1,000,000	1,103,228
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn.:
Series 2017 J, 5.25% 3/15/42	1,500,000	1,557,074
Series 2018 N, 5% 3/15/37	130,000	136,790
Series 2021 S, 4% 3/15/46	3,295,000	3,299,368
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (City of Sterling, Colorado Wasterwater Util. Enterprise Proj.) Series 2023 A, 5% 9/1/55 (AGM Group Holdings, Inc. Insured) (Assured Guaranty Municipal Corp. Insured)	205,000	219,370
Copper Ridge Metropolitan District Colo Tax Series 2019, 5% 12/1/39	500,000	490,740
Denver City & County Arpt. Rev.:
Bonds Series 2020 B2, 5%, tender 11/15/25 (b)(e)	840,000	850,841
Series 2017 A:
5% 11/15/26 (e)	420,000	432,564
5% 11/15/27 (e)	355,000	371,920
Series 2018 A:
5% 12/1/29 (e)	1,250,000	1,321,539
5% 12/1/30 (e)	945,000	1,022,474
5% 12/1/34 (e)	1,370,000	1,504,032
5% 12/1/36 (e)	500,000	551,555
5% 12/1/36 (e)	2,605,000	2,715,523
5% 12/1/37 (e)	2,715,000	2,824,508
5% 12/1/43 (e)	1,625,000	1,675,971
5% 12/1/48 (e)	955,000	980,491
5.25% 12/1/48 (e)	4,130,000	4,296,283
Series 2022 A:
4.125% 11/15/47 (e)	740,000	736,910
4.125% 11/15/53 (e)	695,000	679,668
5% 11/15/47 (e)	1,130,000	1,195,786
5.5% 11/15/35 (e)	1,075,000	1,228,279
5.5% 11/15/40 (e)	2,650,000	2,982,828
5.5% 11/15/42 (e)	1,250,000	1,396,688
Series 2022 D, 5.75% 11/15/38 (e)	500,000	577,215
Series 2023:
5% 11/15/32 (e)	1,000,000	1,091,313
5.25% 11/15/35 (e)	2,500,000	2,824,397
5.25% 11/15/36 (e)	750,000	844,422
5.5% 11/15/42 (e)	765,000	861,810
Denver City & County Board Wtr. Rev.:
Series 2016 A, 3% 9/15/42	1,000,000	882,732
Series 2020 A:
3% 9/15/47	1,200,000	983,838
5% 9/15/45	4,065,000	4,379,331
5% 9/15/46	6,240,000	6,717,129
Series 2020 B, 5% 9/15/28	1,850,000	2,011,076
Denver City & County Ctfs. of Prtn. Series 2018 A, 5.375% 6/1/43	2,000,000	2,049,067
Denver City & County School District # 1 Series 2021, 4% 12/1/35	800,000	834,766
Denver City & County Spl. Facilities Arpt. Rev. (United Airlines, Inc. Proj.) Series 2017, 5% 10/1/32 (e)	4,825,000	4,826,306
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/40	345,000	349,144
Denver Dedicated Tax Rev. Series 2018 A1, 5% 8/1/48	5,500,000	5,627,037
Denver Health & Hosp. Auth. Healthcare Rev.:
Series 2014 A, 5.25% 12/1/45	255,000	255,134
Series 2019 A, 4% 12/1/38	165,000	160,346
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/36	1,695,000	1,858,087
Fruita Healthcare Rev. (The Colorado Canyons Hosp. and Med. Ctr. Proj.) Series 2017 A, 5.5% 1/1/48 (g)	350,000	351,837
Hogback Metropolitan District Series 2021 A, 5% 12/1/51	500,000	457,207
Johnstown Plaza Metropolitan District Series 2022, 4.25% 12/1/46	649,000	602,929
Jones District Cmnty. Auth. Board Colo Series 2020 A, 0% 12/1/50 (i)	500,000	473,330
Lakes At Centerra Metropolitan District #2 Series 2024 A, 5% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,607,754
Painted Prairie Metropolitan District # 2 Series 2018, 5.25% 12/1/48	500,000	500,116
Palisade Colo Metropolitan District # 2 Series 2024 B, 0% 12/15/54 (g)(i)	700,000	641,609
Park Creek Metropolitan District:
Series 2015 A, 5% 12/1/45	1,125,000	1,133,827
Series 2016 A:
5% 12/1/30	310,000	321,716
5% 12/1/31	350,000	362,883
5% 12/1/32	370,000	383,619
5% 12/1/33	375,000	388,730
5% 12/1/34	305,000	315,448
5% 12/1/35	345,000	356,075
Series 2019 A, 4% 12/1/37 (Assured Guaranty Muni. Corp. Insured)	250,000	253,957
Peak Metropolitan District # 1 Series 2021 A, 5% 12/1/51 (g)	500,000	445,780
Pub. Auth. For Colorado Energy Rev. Series 2008:
6.25% 11/15/28	915,000	967,491
6.5% 11/15/38	5,125,000	6,286,764
Pueblo Urban Renewal Auth. Tax Increment Rev. (Evraz Proj.) Series 2021 A, 4.75% 12/1/45 (g)	820,000	564,879
Rampart Range Metropolitan District No. 5 Ltd. Tax Supported & Spl. Rev. Series 2021:
4% 12/1/36	500,000	486,258
4% 12/1/51	1,250,000	1,085,957
Riverwalk Metropolitan District No. 2 Rev. Series 2022 A, 5% 12/1/52	890,000	809,478
St Vrain Lakes Metropolitan Di Series 2024 A, 0% 9/20/54 (g)(i)	1,000,000	730,850
Sterling Ranch Cmnty. Auth. Board Series 2024 A, 5.75% 12/1/54 (g)	600,000	614,709
Sterling Ranch Cmnty. Auth. Brdc Series 2024, 5.625% 12/1/43	750,000	783,333
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	795,000	783,595
Series 2021 C3B, 2%, tender 10/15/26 (b)	675,000	656,273
Vauxmont Metropolitan District:
Series 2019:
5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	9,000	9,278
5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	127,000	130,909
Series 2020:
5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	180,000	195,025
5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	457,000	477,244
Villages at Castle Rock Metropolitan District Series 2021 A, 4.125% 12/1/51 (g)	700,000	664,480
Whispering Pines Metropolitan District # 1 Series 2023, 5% 12/1/52 (Assured Guaranty Muni. Corp. Insured)	255,000	268,696
TOTAL COLORADO		243,382,146
Connecticut - 0.7%
Bridgeport Gen. Oblig. Series 2019 A, 5% 2/1/25 (Build America Mutual Assurance Insured)	45,000	45,143
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (e)	410,000	388,764
5% 7/1/49 (e)	480,000	489,523
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/26	905,000	933,583
Series 2017 A, 5% 4/15/33	15,000	15,611
Series 2018 F:
5% 9/15/25	395,000	401,214
5% 9/15/27	55,000	58,474
5% 9/15/28	1,200,000	1,299,874
Series 2019 A:
5% 4/15/26	40,000	41,183
5% 4/15/39	400,000	427,614
Series 2020 A, 4% 1/15/34	535,000	558,738
Series 2021 A:
3% 1/15/37	1,300,000	1,219,960
3% 1/15/39	645,000	591,288
3% 1/15/40	755,000	685,886
Series 2022 B, 3% 1/15/42	4,000,000	3,620,976
Series 2022 C:
5% 6/15/32	150,000	171,973
5% 6/15/36	125,000	141,082
5% 6/15/38	75,000	84,146
5% 6/15/40	300,000	334,065
Series 2022 D:
5% 9/15/28	705,000	763,676
5% 9/15/32	75,000	86,246
Series 2024 D, 5% 5/1/32	1,500,000	1,717,113
Connecticut Health & Edl. Facilities Auth. Rev.:
(Church Home of Hartford, Inc. Proj.) Series 2016 A:
5% 9/1/46 (g)	190,000	189,137
5% 9/1/53 (g)	230,000	222,691
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	60,000	61,789
5% 7/1/27	40,000	41,955
5% 7/1/28	80,000	83,700
5% 7/1/29	50,000	52,272
5% 7/1/34	60,000	62,324
5% 7/1/35	65,000	67,290
5% 7/1/36	20,000	20,688
5% 7/1/37	85,000	87,779
5% 7/1/42	425,000	432,006
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	155,000	155,124
5%, tender 1/1/27 (b)	380,000	391,608
Series 2016 F:
5% 7/1/25	635,000	636,920
5% 7/1/31	555,000	560,697
5% 7/1/32	580,000	585,512
5% 7/1/33	365,000	368,191
5% 7/1/34	255,000	257,074
5% 7/1/43	2,340,000	2,341,168
Series 2016 K, 4% 7/1/46	1,325,000	1,251,169
Series 2019 A:
4% 7/1/49	1,365,000	1,265,703
5% 7/1/26 (f)(g)	845,000	549,250
5% 7/1/27 (f)(g)	490,000	318,500
5% 7/1/49 (f)(g)	1,125,000	731,250
Series 2019 Q-1, 5% 11/1/26	645,000	670,758
Series 2019, 4% 7/1/44	955,000	775,027
Series 2020 A:
4% 7/1/39	170,000	170,792
4% 7/1/40	940,000	928,149
Series 2020 C, 4% 7/1/45	235,000	227,665
Series 2020 K:
4% 7/1/45	185,000	184,299
5% 7/1/37	55,000	59,352
5% 7/1/38	85,000	91,387
5% 7/1/39	85,000	91,136
5% 7/1/40	65,000	69,363
Series 2021 G:
4% 3/1/46	795,000	803,205
4% 3/1/51	1,280,000	1,288,050
Series 2021 S, 4% 6/1/51	730,000	727,968
Series 2022 M:
4% 7/1/37	195,000	197,689
4% 7/1/39	1,400,000	1,402,488
4% 7/1/39	70,000	70,622
4% 7/1/40	75,000	75,443
4% 7/1/52	1,390,000	1,345,841
5% 7/1/32	100,000	110,542
Series 2024 A1, 5% 7/1/44	1,700,000	1,727,912
Series K1:
5% 7/1/27	60,000	61,794
5% 7/1/29	155,000	160,878
5% 7/1/30	120,000	124,327
5% 7/1/31	1,075,000	1,111,201
5% 7/1/32	70,000	72,177
5% 7/1/33	245,000	252,065
5% 7/1/34	1,390,000	1,427,322
5% 7/1/35	140,000	143,480
Series K3:
5% 7/1/43	1,475,000	1,487,530
5% 7/1/48	250,000	250,609
Series N:
4% 7/1/39	1,100,000	943,910
4% 7/1/49	1,255,000	992,026
5% 7/1/32	30,000	30,229
5% 7/1/33	30,000	30,143
5% 7/1/34	15,000	15,029
Series R:
4% 7/1/36	65,000	65,811
5% 6/1/32	35,000	38,435
5% 6/1/33	25,000	27,389
5% 6/1/34	35,000	38,459
5% 6/1/35	55,000	60,234
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. Series 2019 B, 3.25% 11/15/35 (e)	160,000	144,309
Connecticut Hsg. Fin. Auth.:
Series 2019 B1, 4% 5/15/49	45,000	45,487
Series 2021 B1, 3% 11/15/49	745,000	730,759
Series 2023 B, 5.75% 11/15/53	1,520,000	1,630,613
Series 2024 D1, 4.8% 11/15/54	1,150,000	1,184,621
Series C, 5% 11/15/25 (e)	630,000	638,407
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2018 A:
5% 1/1/33	1,860,000	1,970,281
5% 1/1/38	1,865,000	1,959,581
Series 2020 A:
5% 5/1/32	665,000	735,461
5% 5/1/35	1,025,000	1,122,565
Series 2021 A, 4% 5/1/40	3,250,000	3,320,630
Series 2022 A, 5.25% 7/1/40	4,000,000	4,559,612
Series A, 5% 9/1/33	320,000	320,045
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/33	875,000	915,813
Great Pond Impt. District Spl. Oblig. Series 2022:
5.5% 10/1/42 (g)	555,000	577,762
5.75% 10/1/52 (g)	1,495,000	1,558,731
Hamden Gen. Oblig. (Whitney Ctr. Proj.) Series 2019:
5% 1/1/40	1,265,000	1,269,854
5% 1/1/50	1,330,000	1,265,373
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/32 (Assured Guaranty Muni. Corp. Insured)	960,000	972,032
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (g)	590,000	602,938
5% 4/1/39 (g)	1,820,000	1,843,101
Mohegan Tribal Fin. Auth. Conn Series 2015, 7% 2/1/45 (g)	1,960,000	1,975,879
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	130,000	135,969
New Canaan Conn Hsg. Auth. Multi Series 2024 A, 4% 12/1/34	3,000,000	3,035,597
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	30,000	30,334
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	210,000	216,444
Norwalk Conn Hsg. Auth. Multi-family Series 2024, 4.4% 9/1/42	555,000	563,229
Steelpointe Hbr. Infrastructure Impt. District:
(Steelpointe Hbr. Proj.) Series 2024, 6% 4/1/52 (g)	660,000	711,463
(Steelpointe Hbr. Proj.):
Series 2021, 4% 4/1/51 (g)	1,365,000	1,170,256
Series 2024, 5.625% 4/1/44 (g)	120,000	127,248
Stratford Gen. Oblig. Series 2019, 5% 1/1/28	250,000	261,166
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	660,000	672,272
West Haven Gen. Oblig. Series 2020, 4% 3/15/40	160,000	161,649
TOTAL CONNECTICUT		79,590,146
Delaware - 0.3%
Bridgeville De Spl. Oblig. Series 2024, 5.25% 7/1/44 (g)	375,000	394,949
Delaware Econ. Dev. Auth. Retirement Communitites Rev.:
Series 2018 B, 5% 11/15/48	2,495,000	2,543,819
Series 2023 B, 5.25% 11/15/53	3,330,000	3,460,135
Delaware Econ. Dev. Auth. Rev. (Newark Charter School, Inc. Proj.) Series 2016 A, 5% 9/1/46	100,000	101,071
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	706,000	771,914
Series 2020 A, 5% 1/1/31	706,000	785,822
Delaware Health Facilities Auth. Rev.:
(Beebe Med. Ctr. Proj.) Series 2018:
5% 6/1/37	140,000	144,939
5% 6/1/43	1,700,000	1,737,393
5% 6/1/48	2,500,000	2,547,049
5% 6/1/50	930,000	945,929
Series 2018:
4.375% 6/1/48	350,000	342,534
5% 6/1/48	300,000	307,853
Series 2020 A:
5% 10/1/36	1,150,000	1,240,374
5% 10/1/45	2,785,000	2,943,121
Delaware Hsg. Auth. Rev. Series 2024 C, 4.6% 7/1/49	1,750,000	1,781,335
Delaware State Hsg. Auth. Series 2023, 4.65% 1/1/41	5,100,842	5,381,132
Delaware Trans. Auth.:
(U.S. 301 Proj.) Series 2015, 5% 6/1/55	3,313,000	3,328,689
Series 2015, 5% 6/1/45	740,000	744,375
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/34	590,000	653,357
5% 9/1/35	590,000	651,093
Delaware Trans. Auth. Trans. Sys. Rev. Series 2024, 3% 7/1/43 (d)	3,000,000	2,678,042
Kent County Student Hsg. & Dining Facility Rev. (CHF Dover, L.L.C. Delaware State Univ. Proj.) Series 2018 A:
5% 7/1/32	35,000	35,947
5% 7/1/40	160,000	162,721
5% 7/1/48	415,000	417,558
5% 7/1/53	910,000	912,510
5% 7/1/58	1,470,000	1,471,974
Sussex County Rev. (Cadbury at Lewes Proj.) Series 2016, 5% 1/1/36	1,290,000	1,301,922
The Delaware Econ. Dev. Auth. Charter School Rev.:
(Aspira of Delaware Charter Operations, Inc. Proj.) Series 2022 A:
3% 6/1/32	300,000	275,159
4% 6/1/52	130,000	109,143
4% 6/1/57	125,000	102,259
(Newark Charter School, Inc. Proj.) Series 2020:
4% 9/1/30	35,000	35,377
5% 9/1/40	185,000	192,741
5% 9/1/50	245,000	251,502
(Newark Charter School, INC. Proj.) Series 2021, 4% 9/1/51	400,000	363,962
TOTAL DELAWARE		39,117,700
District Of Columbia - 1.2%
District Columbia Hsg. Fin. Agcy. Series 2024 FN, 4.8% 6/1/45	390,085	405,974
District of Columbia Gen. Oblig.:
Series 2017 A, 5% 6/1/33	130,000	136,180
Series 2017 D, 5% 6/1/42	30,000	31,040
Series 2021 D:
4% 2/1/27	920,000	944,220
5% 2/1/28	920,000	987,681
5% 2/1/29	1,220,000	1,334,834
Series 2023 A, 5.25% 1/1/48	3,000,000	3,324,998
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	225,000	229,318
5% 7/15/30	365,000	371,847
5% 7/15/40	750,000	758,589
District of Columbia Income Tax Rev.:
Series 2022 A:
5% 7/1/36	500,000	567,483
5.5% 7/1/47	1,000,000	1,125,140
Series 2023 A, 5.25% 5/1/48	4,610,000	5,126,902
District of Columbia Rev.:
(Ingleside At Rock Creek Proj.) Series 2017 A, 4.125% 7/1/27	155,000	155,126
(Ingleside at Rock Creek Proj.) Series 2017 A:
5% 7/1/32	535,000	544,314
5% 7/1/37	555,000	561,044
5% 7/1/42	945,000	947,816
5% 7/1/52	2,115,000	2,040,102
Series 2009 A:
5.125% 1/1/35 (Pre-Refunded to 1/1/35 @ 100)	220,000	203,426
5.25% 1/1/39 (Pre-Refunded to 1/1/39 @ 100)	140,000	126,232
Series 2016 A:
5% 6/1/36	420,000	424,648
5% 6/1/41	275,000	276,721
5% 6/1/46	405,000	406,837
Series 2017 B:
5% 7/1/42	2,230,000	2,283,875
5% 7/1/48	1,735,000	1,765,440
Series 2018:
5% 10/1/25	30,000	30,376
5% 10/1/26	55,000	56,551
5% 10/1/27	60,000	62,712
5% 10/1/43	200,000	205,792
5% 10/1/48	5,055,000	5,160,262
Series 2019:
4% 7/1/39	1,020,000	1,011,211
4% 7/1/49	95,000	89,162
Series 2020, 5% 6/1/55	300,000	295,979
Series 2024 A, 6% 6/1/58	550,000	580,491
District of Columbia Student Dorm. Rev.:
Series 2013 A, 5% 10/1/35	960,000	960,058
Series 2013:
5% 10/1/30	640,000	640,071
5% 10/1/45	490,000	486,769
District of Columbia Tax Increment Rev.:
(Union Market Infastructure Proj.) Series 2021 A, 0% 6/1/46 (g)(i)	500,000	387,467
(Union Market Infrastructure Proj.) Series 2021 A, 0% 6/1/31 (g)(i)	100,000	89,509
Series 2024 B:
0% 6/1/41 (g)(i)	400,000	244,657
0% 6/1/49 (g)(i)	875,000	523,152
District of Columbia Tobacco Settlement Fing. Corp.:
Series 2006 A, 0% 6/15/46	22,030,000	5,637,426
Series 2006 B, 0% 6/15/46	3,230,000	724,882
District of Columbia Univ. Rev. Series 2017, 5% 4/1/35	640,000	658,895
Howard Univ. 4.756% 10/1/51	300,000	255,214
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	550,000	535,517
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	505,000	541,916
5% 10/1/32	635,000	680,846
5% 10/1/33	70,000	74,963
5% 10/1/34	110,000	117,668
5% 10/1/36	110,000	117,168
5% 10/1/38	95,000	100,998
5% 10/1/44	3,550,000	3,730,539
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	2,760,000	2,165,365
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	8,650,000	8,237,174
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 5% 10/1/47	480,000	497,809
(Dulles Metrorail and Cap. Impts. Projs.) Series 2022 A, 4% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	5,635,000	5,496,810
Series 2009 B:
0% 10/1/37	1,800,000	1,116,088
0% 10/1/38	1,405,000	808,002
0% 10/1/39	280,000	152,714
0% 10/1/40	705,000	363,735
Series 2009 C, 6.5% 10/1/41 (Pre-Refunded to 10/1/26 @ 100)	1,270,000	1,349,837
Series 2010 B, 6.5% 10/1/44	4,605,000	5,069,755
Series 2019 B, 4% 10/1/49	395,000	389,311
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2015 B, 5% 10/1/40 (e)	5,000,000	5,031,425
Series 2016 A, 5% 10/1/32 (e)	250,000	255,644
Series 2017 A:
5% 10/1/28 (e)	810,000	843,045
5% 10/1/30 (e)	1,005,000	1,044,722
5% 10/1/31 (e)	175,000	181,556
5% 10/1/32 (e)	270,000	279,631
5% 10/1/33 (e)	135,000	139,688
5% 10/1/35 (e)	305,000	314,812
5% 10/1/42 (e)	1,000,000	1,023,026
Series 2018 A, 5% 10/1/48 (e)	3,615,000	3,707,578
Series 2019 A:
5% 10/1/25 (e)	430,000	435,312
5% 10/1/28 (e)	1,685,000	1,782,077
5% 10/1/35 (e)	250,000	263,465
Series 2019 B, 5% 10/1/25	105,000	106,834
Series 2020 A:
4% 10/1/38 (e)	1,800,000	1,797,753
5% 10/1/27 (e)	540,000	564,604
5% 10/1/28 (e)	270,000	285,555
Series 2023 A:
5% 10/1/31 (e)	1,000,000	1,092,015
5% 10/1/32 (e)	3,000,000	3,301,426
5.25% 10/1/48 (e)	4,000,000	4,308,956
Series 2024 A:
5% 10/1/29 (e)	4,100,000	4,389,507
5% 10/1/30 (e)	3,400,000	3,679,971
5.5% 10/1/54 (e)	3,675,000	4,041,342
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	255,000	266,809
Washington Metropolitan Area Transit Auth.:
Series 2021 A, 3% 7/15/36	750,000	725,025
Series 2023 A:
5% 7/15/48	1,750,000	1,895,379
5.25% 7/15/53	5,325,000	5,859,420
5.5% 7/15/51	5,600,000	6,284,514
Series 2023, 4.125% 7/15/47	2,785,000	2,816,651
Series 2024 A, 5% 7/15/56	4,520,000	4,907,625
TOTAL DISTRICT OF COLUMBIA		136,352,005
Florida - 3.7%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series 2022:
4% 10/1/40	140,000	130,861
4% 10/1/46	190,000	167,128
Alachua County Health Facilities Auth. Health Facilities Rev.:
(East Ridge Retirement Villiage, Inc. Proj.) Series 2014:
6% 11/15/34	800,000	520,000
6.375% 11/15/49	1,330,000	864,500
Series 2007, 3 month U.S. LIBOR + 0.870% 3.939% 12/1/37 (b)(c)	2,000,000	1,922,021
Series 2019 A, 4% 12/1/49	3,840,000	3,735,451
Series 2019 B1:
5% 12/1/35	210,000	225,026
5% 12/1/36	360,000	384,615
5% 12/1/37	475,000	505,784
Antillia Cmnty. Dev. District Fla Sp Series 2024, 5.875% 5/1/54	1,000,000	1,024,938
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	55,000	56,357
Avenir Cmnty. Dev. District:
Assessment Area Three - Master Infrastructure Proj. Series 2023, 5.375% 5/1/43	565,000	579,652
Series 2023, 5.625% 5/1/54	640,000	660,417
Babcock Ranch Cmnty. Independent Spl. (Series 2024 Proj.):
Seires 2024, 5% 5/1/44 (g)	365,000	368,567
Series 2024, 5.25% 5/1/55 (g)	500,000	504,421
Bellalago Edl. Facilities Benefit District Series 2014:
4.375% 5/1/30	220,000	220,120
4.5% 5/1/33	100,000	100,038
Boggy Creek Impt. District Spl. Assessment Rev. Series 2013, 5.125% 5/1/43	1,195,000	1,195,140
Brevard County Health Facilities Auth. Rev.:
Series 2022 A, 5% 4/1/40	1,905,000	2,078,740
Series 2023 A, 5% 4/1/32	130,000	145,271
Brevard County Hsg. Fin. Auth. Series 2024, 4.45% 1/1/40	2,675,000	2,714,399
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	210,000	212,273
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	635,000	635,802
Series 2015 A:
5% 10/1/40 (e)	3,230,000	3,249,512
5% 10/1/45 (e)	5,300,000	5,321,440
Series 2017:
5% 10/1/25 (e)	30,000	30,376
5% 10/1/26 (e)	120,000	123,470
5% 10/1/27 (e)	120,000	125,203
5% 10/1/29 (e)	325,000	337,645
5% 10/1/30 (e)	90,000	93,311
5% 10/1/32 (e)	425,000	439,581
5% 10/1/33 (e)	160,000	165,339
5% 10/1/34 (e)	155,000	159,912
5% 10/1/35 (e)	185,000	190,701
5% 10/1/36 (e)	245,000	252,230
5% 10/1/37 (e)	270,000	277,572
5% 10/1/42 (e)	2,650,000	2,703,916
5% 10/1/47 (e)	805,000	818,033
Series 2019 A:
5% 10/1/28 (e)	360,000	380,078
5% 10/1/38 (e)	640,000	670,649
5% 10/1/39 (e)	960,000	1,005,572
5% 10/1/44 (e)	745,000	770,065
5% 10/1/49 (e)	2,195,000	2,261,754
Series A:
5% 10/1/28 (e)	365,000	369,209
5% 10/1/30 (e)	425,000	429,391
5% 10/1/31 (e)	365,000	368,546
5% 10/1/32 (e)	340,000	343,176
Broward County Port Facilities Rev.:
Series 2019 B:
5% 9/1/32 (e)	2,500,000	2,700,473
5% 9/1/33 (e)	2,075,000	2,239,913
Series 2022, 5.25% 9/1/47 (e)	2,000,000	2,131,627
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	170,000	174,857
Series 2015 A:
5% 7/1/27	120,000	121,326
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	560,000	566,513
Series 2015 B:
5% 7/1/31	2,110,000	2,126,757
5% 7/1/32	1,930,000	1,943,998
Series 2016, 5% 7/1/32	325,000	333,071
Broward County School District Series 2022, 5% 7/1/46	1,800,000	1,957,475
Cap. Projs Fin. Auth. Fla Edl. (Navigator Academy of Leadership Obligated Group Proj.) Series 2024, 5% 6/15/54 (g)	625,000	625,730
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
(Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/30	760,000	809,649
5% 10/1/31	100,000	106,181
5% 10/1/34	190,000	199,592
(Provident Group - Continuum Properties Proj.) Series 2023 A1, 5% 11/1/58	350,000	350,727
Series 2020 A1:
5% 10/1/32	100,000	105,776
5% 10/1/33	100,000	105,430
Cap. Region Cmnty. Dev. District Series 2018 A1, 5.125% 5/1/39	130,000	132,260
Cap. Trust Agcy. Edl. Facilities Rev.:
(Liza Jackson Preparatory School, Inc. Proj.) Series 2020 A:
4% 8/1/30	15,000	15,016
5% 8/1/55	100,000	100,547
Series 2020 A, 5% 8/1/40	30,000	30,722
Cap. Trust Agcy. Rev.:
(Aero Miami FX, LLC Proj.) Series 2010 A, 5.35% 7/1/29	1,075,000	1,076,271
(The Marie Selby Botanical Gardens, Inc. Proj.) Series 2021:
4% 6/15/41 (g)	380,000	331,889
4% 6/15/51 (g)	530,000	419,375
Cap. Trust Agcy. Student Hsg. Rev. Series 2018 A, 5.25% 12/1/58 (g)	1,285,000	1,296,924
Cap. Trust Auth. (Mason Classical Academy Proj.) Series 2024 A:
5% 6/1/54 (g)	200,000	202,112
5% 6/1/64 (g)	425,000	426,835
Cape Coral Wtr. & Swr. Rev.:
Series 2017:
4% 10/1/42	2,835,000	2,847,879
5% 10/1/39	1,205,000	1,260,455
Series 2023, 5.25% 10/1/48	1,000,000	1,121,312
Celebration Pointe Cmnty. Dev. District No. 1 Spl. Assessment Rev.:
Series 2014, 5.125% 5/1/45	130,000	130,021
Series 2017, 5% 5/1/32	135,000	137,270
Series 2021:
3% 5/1/31	55,000	51,676
3.375% 5/1/41	200,000	169,913
4% 5/1/53	810,000	675,972
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	130,000	135,291
Series 2016 B, 5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	530,000	548,306
Series 2017, 5% 7/1/42	1,545,000	1,602,979
Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	235,000	247,393
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	230,000	240,100
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	255,000	264,178
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	235,000	242,114
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	195,000	200,252
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	190,000	214,830
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	170,000	191,092
Charlotte County Fla Indl. Dev. Auth. (Town & Country Utils. Proj.) Series 2021 A, 4% 10/1/51 (e)(g)	500,000	432,477
Cityplace Cmnty. Dev. District Series 2012, 5% 5/1/26	315,000	318,868
Collier County Health Facilities Auth. Series 2022, 4% 5/1/52	1,400,000	1,256,186
Collier County Indl. Dev. Auth.:
(The Arlington of Naples Proj.) Series 2013 A, 8.125% 5/15/44 (g)	201,337	2,597
Series 2013 A, 7.75% 5/15/35 (g)	130,496	1,683
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Projs.) Series 2024 A, 5% 10/1/54 (Assured Guaranty Muni. Corp. Insured)	1,045,000	1,122,447
County of Osceola (Poinciana Parkway Proj.) Series 2014 B2, 6% 10/1/36 (Pre-Refunded to 10/1/31 @ 100)	300,000	355,550
Del Webb Bexley Cmnty. Dev. District Series 2018:
5.3% 5/1/39	145,000	149,490
5.4% 5/1/49	180,000	183,581
Double Branch Cmnty. Dev. District Spl. Assessment Series 2013 A1, 4% 5/1/25	35,000	35,004
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	250,000	252,648
5% 7/1/29	355,000	358,698
Series 2016 A, 5% 7/1/33	160,000	164,303
Series 2022 A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,150,000	1,264,520
Epperson North Cmnty. Dev. District Series 2021 A:
3.4% 11/1/41	425,000	352,170
4% 11/1/51	370,000	314,100
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
4% 8/15/45	705,000	663,475
4% 8/15/50	3,875,000	3,543,017
Everest Gmr Cmnty. Dev. District Fla Series 2023, 6.2% 5/1/54	1,000,000	1,040,415
FAU Fin. Corp. Cap. Impt. (Student Hsg. Proj.) Series 2019 A:
5% 7/1/36	965,000	1,026,776
5% 7/1/38	965,000	1,021,591
5% 7/1/39	600,000	633,328
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/26	845,000	879,529
Florida Dept. of Trans. Tpk. Rev.:
Series 2019 B, 3% 7/1/49	500,000	409,754
Series 2021 C, 3% 7/1/51	850,000	677,553
Series 2024 C, 4% 7/1/54	4,920,000	4,881,818
Florida Dev. Fin. Corp.:
(The Glenridge On Palmer Ranch Proj.) Series 2021, 5% 6/1/51 (g)	1,790,000	1,755,471
(The Mayflower Retirement Cmnty. Proj.) Series 2021 A:
4% 6/1/36 (g)	170,000	157,555
4% 6/1/46 (g)	105,000	86,857
Series 2021 A, 4% 6/1/41 (g)	100,000	87,483
Florida Dev. Fin. Corp. Edl. Facilities:
(Mater Academy Projs.):
Series 2020 A, 5% 6/15/55	1,450,000	1,454,521
Series 2022 A:
5% 6/15/47	250,000	251,648
5% 6/15/52	235,000	235,911
5% 6/15/56	345,000	345,994
(River City Science Academy Projs.):
Series 2021 A:
4% 7/1/35	30,000	29,710
4% 7/1/45	55,000	50,516
4% 7/1/55	80,000	69,136
Series 2022 A1:
5% 7/1/42	915,000	949,721
5% 7/1/51	825,000	841,771
5% 2/1/57	1,460,000	1,482,303
Series 2015 A, 6.125% 6/15/46 (g)	730,000	733,715
Series 2016 A, 4.75% 7/15/36 (g)	350,000	350,558
Series 2017 A, 6.125% 6/15/47 (g)	250,000	252,584
Series 2020 C:
5% 9/15/40 (g)	105,000	104,301
5% 9/15/50 (g)	210,000	199,192
Series 2021 A, 4% 7/1/51 (g)	135,000	118,681
Florida Dev. Fin. Corp. Healthcare Facility Rev.:
(UF Health Jacksonville Proj.) Series 2022 A:
4% 2/1/46 (Assured Guaranty Muni. Corp. Insured)	1,385,000	1,372,253
4% 2/1/52	300,000	260,705
5% 2/1/52	195,000	196,736
Series 2021 B, 4% 2/1/52	400,000	390,778
Florida Dev. Fin. Corp. Rev.:
(Brightline Florida Passenger Rail Proj.) Series 2024:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (e)	18,505,000	19,450,241
5.5% 7/1/53 (e)	3,500,000	3,652,155
Bonds (Brightline Florida Passenger Rail Proj.) Series 2024, 12%, tender 7/15/28 (b)(e)(g)	4,250,000	4,534,110
Florida Dev. Fin. Corp. Solid Waste Disp. Rev.:
Bonds:
(GFL Solid Waste Southeast LLC Proj.) Series 2024 A, 4.375%, tender 10/1/31 (b)(e)(g)	2,775,000	2,805,067
(Waste Pro U.S.A., INC Proj.) Series 2023, 6.125%, tender 7/1/26 (b)(e)(g)	3,300,000	3,385,953
Series 2021, 3% 6/1/32 (e)	760,000	695,303
Florida Dev. Fin. Corp. Student H (SFP - Tampa I - The Henry Proj.) Series 2024 A1, 5.25% 6/1/54 (g)	495,000	504,228
Florida Higher Edl. Facilities Fing. Auth.:
(Jacksonville Univ. Proj.) Series 2018 A1:
4.5% 6/1/33 (g)	705,000	687,924
4.75% 6/1/38 (g)	1,605,000	1,538,243
5% 6/1/48 (g)	3,480,000	3,262,497
(Ringling College Proj.) Series 2017:
4% 3/1/47	300,000	267,374
5% 3/1/47	250,000	251,562
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/25	45,000	44,772
5% 3/1/49	270,000	194,223
Series 2019:
4% 10/1/37	240,000	229,307
4% 10/1/38	335,000	316,570
4% 10/1/39	400,000	373,210
4% 10/1/44	625,000	561,538
5% 10/1/27	35,000	36,231
5% 10/1/31	195,000	204,415
5% 10/1/33	270,000	281,225
5% 10/1/34	225,000	233,635
5% 10/1/36	170,000	175,318
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	925,000	939,923
Florida Hsg. Fin. Corp. Rev.:
Series 2019 1, 4% 7/1/50	480,000	481,982
Series 2021 1, 3% 1/1/52	1,060,000	1,043,981
Series 2021 2, 3% 7/1/52	1,340,000	1,316,576
Florida Ins. Assistance Interlo Series 2023 A1, 5% 9/1/27	10,000,000	10,327,240
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A:
5% 10/1/28	120,000	121,342
5% 10/1/29	815,000	823,991
5% 10/1/35	1,895,000	1,912,075
5% 10/1/40	480,000	482,667
Series 2015 C:
5% 10/1/30	400,000	403,964
5% 10/1/35	110,000	110,892
5% 10/1/40	245,000	246,461
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A:
5% 10/1/26	500,000	518,327
5% 10/1/28	20,000	21,367
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	320,000	329,972
5% 10/1/31	350,000	360,592
Series 2015 B:
5% 10/1/28	120,000	121,751
5% 10/1/29	70,000	71,016
5% 10/1/30	220,000	223,065
Fort Lauderdale (Parks and Recreation Projs.) Series 2022 A, 5% 7/1/48	600,000	653,083
Fort Myers Util. Sys. Rev. Series 2019 A, 4% 10/1/49	700,000	695,405
Fort Pierce Utils. Auth. Series 2022 A, 4% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	965,000	963,879
Gainesville Utils. Sys. Rev. Series 2017 A, 5% 10/1/35	280,000	294,243
Golden Gem Cmnty. Dev. District Flas Series 2024, 6% 5/1/55	1,000,000	1,027,042
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/31 (e)	1,220,000	1,233,150
Series 2016 A, 5% 10/1/46 (Pre-Refunded to 10/1/26 @ 100) (e)	120,000	123,796
Series 2016:
5% 10/1/26 (e)	210,000	216,450
5% 10/1/27 (e)	120,000	125,468
Series 2017 A:
5% 10/1/25 (e)	40,000	40,501
5% 10/1/25 (Escrowed to Maturity) (e)	80,000	80,904
5% 10/1/27 (e)	55,000	57,506
5% 10/1/27 (Escrowed to Maturity) (e)	185,000	193,282
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (e)	365,000	381,341
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (e)	390,000	407,460
5% 10/1/31 (e)	1,050,000	1,088,762
5% 10/1/32 (e)	295,000	305,523
5% 10/1/34 (e)	730,000	754,520
5% 10/1/37 (e)	760,000	782,341
5% 10/1/42 (e)	1,145,000	1,169,829
5% 10/1/47 (e)	900,000	914,571
5% 10/1/52 (e)	440,000	445,784
Series 2019 A:
5% 10/1/34 (e)	2,500,000	2,655,337
5% 10/1/49 (e)	1,025,000	1,062,962
5% 10/1/54 (e)	5,920,000	6,114,357
Halifax Hosp. Med. Ctr. Rev.:
Series 2015, 5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	35,000	35,343
Series 2016, 5% 6/1/36	120,000	121,330
Hickory Tree Cmnty. Develop (Assessment Area One Proj.) Series 2024, 5.15% 5/1/44	1,000,000	1,004,712
Highlands County Health Facilities Auth. Rev. Bonds Series 2024 C, 5%, tender 11/15/31 (b)	1,500,000	1,678,643
Hillsborough County Aviation Auth. Rev.:
Series 2018 E, 5% 10/1/43 (e)	1,275,000	1,312,016
Series 2018 F:
5% 10/1/37	95,000	101,005
5% 10/1/43	130,000	136,118
Series 2024 B, 5.5% 10/1/49 (e)	1,750,000	1,956,283
Hillsborough County Indl. Dev.:
(Tampa Gen. Hosp. Proj.) Series 2020 A, 4% 8/1/55	3,455,000	3,303,764
Series 2020, 4% 8/1/50	525,000	507,013
Hillsborough County Indl. Dev. Auth. Series 2024 C, 5.5% 11/15/54	1,240,000	1,406,540
Hillsborough County Port District (Tampa Port Auth. Proj.) Series 2018 B:
5% 6/1/30 (e)	240,000	252,925
5% 6/1/31 (e)	255,000	268,148
5% 6/1/46 (e)	1,475,000	1,515,503
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	445,000	449,171
Hobe-St Lucie Conservancy District Series 2024, 5.6% 5/1/44	775,000	807,566
Jacksonville Edl. Facilities Rev. (Jacksonville Univ. Proj.) Series 2018 B, 5% 6/1/53 (g)	2,550,000	2,341,533
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	110,000	113,605
5% 8/15/34	155,000	160,561
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/25	25,000	25,407
5% 10/1/26	20,000	20,791
5% 10/1/27	15,000	15,934
5% 10/1/28	30,000	32,457
5% 10/1/29	25,000	27,526
5% 10/1/30	20,000	22,352
5% 10/1/32	20,000	22,802
Lakes of Sarasota Cmnty. Dev. Di Series 2024 A, 5.3% 5/1/44	425,000	428,477
Lakewood Ranch Stewardship District Spl. Assessment Rev.:
(Lakewood Centre & NW Sector Projs.) Series 2018, 5.65% 5/1/48 (g)	125,000	129,299
(Lakewood Centre North Proj.) Series 2015:
4.875% 5/1/35	25,000	25,069
4.875% 5/1/45	35,000	35,014
(Lakewood Nat'l. and Polo Run Projs.) Series 2017:
5.25% 5/1/37	500,000	510,609
5.375% 5/1/47	1,185,000	1,207,050
(Northeast Sector Proj. - Phase 1B) Series 2018:
5.3% 5/1/39	140,000	144,825
5.45% 5/1/48	240,000	246,545
(Villages of Lakewood Ranch South Proj.) Series 2016:
5% 5/1/36	250,000	252,892
5.125% 5/1/46	400,000	401,791
Series 2023, 6.3% 5/1/54	655,000	698,053
Laurel Road Cmnty. Dev. District:
Series 2021 A1, 3% 5/1/31	350,000	321,604
Series 2021 A2, 3.125% 5/1/31	580,000	536,641
Lee County Arpt. Rev.:
Series 2021 A, 5% 10/1/25 (e)	2,525,000	2,553,497
Series 2021 B:
5% 10/1/37 (e)	1,250,000	1,328,518
5% 10/1/46 (e)	1,010,000	1,051,670
Series 2024:
5.25% 10/1/49 (e)	1,750,000	1,891,547
5.25% 10/1/54 (e)	1,750,000	1,877,700
5.25% 10/1/54 (Assured Guaranty Muni. Corp. Insured) (e)	3,855,000	4,174,840
5.25% 10/1/54 (Assured Guaranty Muni. Corp. Insured) (e)	980,000	1,058,849
Lee County Indl. Dev. Auth. Health Care Facilities Rev.:
(Shell Point Obligated Group Proj.) Series 2024 C, 5% 11/15/54	1,940,000	2,005,440
(Shell Point/Waterside Health Proj.) Series 2019, 5% 11/15/49	445,000	455,484
Series 2024 A, 5.25% 11/15/54	805,000	849,528
Series 2024 B1, 4.75% 11/15/29	235,000	236,562
Series 2024 B2, 4.375% 11/15/29	180,000	181,219
Shell Point/Waterside Health Proj. Series 2019, 5% 11/15/44	440,000	453,718
Lee County Indl. Developm:
Series 2019 A1:
5% 4/1/39	405,000	424,568
5% 4/1/44	205,000	212,465
Series 2024, 5% 4/1/26	65,000	66,443
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	255,000	269,912
5% 8/1/28	130,000	140,124
Ltc Ranch West Residential Commission (Assessment Area Two Proj. - Pod 5) Series 2024 AA2, 4.85% 5/1/31	140,000	141,426
Malabar Springs Cmnty. Deve Series 2024, 5.5% 5/1/54	400,000	400,916
Manatee County Rev. Series 2023, 5.5% 10/1/53	2,975,000	3,363,574
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	160,000	167,510
Miami Beach Health Facilities Auth. Hosp. Rev.:
Series 2014 A, 5% 11/15/39	85,000	85,035
Series 2021 B, 3% 11/15/51	310,000	234,131
Miami-Dade County:
Series 2021 A1, 4% 10/1/45 (Assured Guaranty Muni. Corp. Insured) (e)	1,325,000	1,266,964
Series 2022 A:
5% 10/1/47 (e)	3,000,000	3,163,248
5.25% 10/1/52 (e)	11,920,000	12,742,994
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/29 (e)	195,000	197,058
5% 10/1/31 (e)	160,000	161,397
5% 10/1/38 (e)	805,000	809,689
Series 2016 A:
5% 10/1/29	175,000	180,388
5% 10/1/31	210,000	216,039
5% 10/1/41	3,440,000	3,498,419
Series 2017 B, 5% 10/1/40 (e)	725,000	739,611
Series 2019 A, 5% 10/1/49 (e)	4,835,000	4,960,825
Series 2020 A:
4% 10/1/35	90,000	91,833
4% 10/1/37	130,000	131,743
4% 10/1/39	1,590,000	1,606,363
5% 10/1/31	120,000	133,259
Series 2024 A:
5% 10/1/33 (e)	4,000,000	4,380,722
5% 10/1/34 (e)	3,125,000	3,428,328
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 5% 4/1/40	3,355,000	3,375,023
Series 2018 A, 5% 4/1/53	2,950,000	3,032,156
Series 2024 B, 5.25% 4/1/44 (d)	2,500,000	2,808,369
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	185,000	188,873
Series 2014 A:
5% 7/1/25	80,000	80,075
5% 7/1/27	55,000	55,062
5% 7/1/28	125,000	125,144
5% 7/1/29	55,000	55,063
Series 2014 B:
5% 7/1/28	120,000	120,138
5% 7/1/30	140,000	140,153
Series 2016 A:
5% 7/1/32	525,000	537,649
5% 7/1/33	445,000	455,584
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	1,565,000	1,593,286
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	1,185,000	1,193,792
Series 2015 B, 5% 5/1/28	110,000	110,830
Series 2016 A, 5% 5/1/32	1,775,000	1,814,943
Series 2016 B, 5% 8/1/26	250,000	258,758
Miami-Dade County School District Series 2022 A:
5% 3/15/35	1,300,000	1,468,383
5% 3/15/52	750,000	809,953
Miami-Dade County Transit Sales Surtax Rev.:
Series 2017, 4% 7/1/32	1,700,000	1,716,775
Series 2019, 3% 7/1/37	1,000,000	947,883
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/38	650,000	661,003
Series 2019 B:
4% 10/1/49	3,210,000	3,183,956
4% 10/1/49	255,000	252,931
Series 2021:
4% 10/1/48	810,000	809,619
5% 10/1/32	495,000	554,803
Series 2024 A, 5.25% 10/1/54	2,000,000	2,215,997
Middleton Cmnty. Dev. District A Fla Series 2024, 4.75% 5/1/55	100,000	99,894
Midtown Miami Cmnty. Dev. District:
(Infrastructure Proj.) Series 2014 B:
5% 5/1/29	55,000	55,025
5% 5/1/37	25,000	25,006
(Parking Garage Proj.) Series 2014 A, 5% 5/1/37	45,000	45,010
Mirada Cmnty. Dev. District Series 2024, 6% 5/1/55	750,000	767,823
North -1 Pasco Cmnty. Dev. Dis Series 2021, 4% 5/1/51	1,385,000	1,178,148
Okaloosa Fla Gas District Gas Sysr Series 2024 B, 5.25% 10/1/44 (Assured Guaranty Muni. Corp. Insured)	1,140,000	1,284,868
Orange County Health Facilities Auth.:
(Presbyterian Retirement Cmntys. Obligated Group Proj.):
Series 2023 A, 4% 8/1/47	1,065,000	982,082
Series 2024, 5% 8/1/54	860,000	885,174
Series 2016 A:
5% 10/1/39	1,875,000	1,918,692
5% 10/1/44	280,000	285,476
Series 2022, 4% 10/1/52	7,640,000	7,478,238
Series 2023 A, 5% 10/1/53	4,000,000	4,255,554
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	55,000	55,736
Osceola County Trans. Impt. Rev.:
Series 2019 A1, 5% 10/1/44	810,000	846,935
Series 2019 A2:
0% 10/1/35	115,000	73,680
0% 10/1/36	140,000	85,559
0% 10/1/37	50,000	29,056
0% 10/1/38	160,000	88,278
0% 10/1/39	195,000	102,164
0% 10/1/40	210,000	104,097
0% 10/1/41	230,000	107,952
0% 10/1/42	185,000	82,224
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/27 (e)	120,000	123,333
5% 10/1/29 (e)	125,000	128,086
5% 10/1/30 (e)	225,000	230,445
5% 10/1/31 (e)	160,000	163,743
5% 10/1/32 (e)	245,000	250,531
5% 10/1/33 (e)	525,000	536,529
5% 10/1/34 (e)	545,000	556,562
5% 10/1/35 (e)	575,000	586,665
Palm Beach County Edl. Facilities Auth. Series 2024, 5% 10/1/43	1,375,000	1,423,856
Palm Beach County Health Facilities:
Series 2018 A, 5% 11/15/45	1,180,000	1,207,812
Series 2020 B, 5% 11/15/42	190,000	197,989
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/47	2,105,000	2,186,314
5% 11/1/52	270,000	279,252
Series 2019, 4% 8/15/49	7,600,000	7,400,154
Palm Beach County Health Facilities Auth. Rev.:
Series 2019 B, 5% 5/15/53	2,615,000	2,532,413
Series 2020 A, 5% 6/1/55	305,000	303,863
Series 2022:
4% 6/1/31	120,000	119,260
4% 6/1/36	690,000	667,264
4% 6/1/41	375,000	346,972
4.25% 6/1/56	2,995,000	2,604,750
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/29	730,000	737,954
Pasco County Tax Alloc Series 2023 A:
5% 9/1/48 (Assured Guaranty Muni. Corp. Insured)	1,210,000	1,289,978
5.75% 9/1/54 (Assured Guaranty Muni. Corp. Insured)	4,180,000	4,697,229
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	130,000	138,504
Pinellas Ed. Facilities Crsuis Vrdn Series 2018 A, 5% 12/15/48 (g)	250,000	251,140
Pompano Beach Rev. (John Knox Village Proj.):
Series 2020:
4% 9/1/40	40,000	38,133
4% 9/1/50	1,130,000	993,485
Series 2021 A:
4% 9/1/51	1,065,000	930,958
4% 9/1/56	1,465,000	1,246,603
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	800,000	830,162
Reunion East Cmnty. Dev. District Series 2022 A2, 7.375% 5/1/33 (f)	205,000	2
Sarasota County Health Facilities Auth. Retirement Facility Rev. (Village On The Isle Proj.) Series 2017 A:
5% 1/1/37	195,000	197,541
5% 1/1/42	225,000	226,429
5% 1/1/47	450,000	450,738
5% 1/1/52	950,000	946,606
Sarasota County Pub. Hosp. Board Series 1998 B, 5.5% 7/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	880,802
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 5% 7/1/41	2,950,000	3,089,289
Sarasota County Util. Sys. Rev. Series 2022, 5.25% 10/1/52	2,000,000	2,203,961
Sawyers Landing Cmnty. Dev. District Spl. Assessment Rev. Series 2021:
4.125% 5/1/41	430,000	389,489
4.25% 5/1/53	570,000	494,715
Seminole County Indl. Dev. Auth. Retirement Facility Rev. (Legacy Pointe At UCF Proj.) Series 2019 A, 5.5% 11/15/49	945,000	944,460
Seminole Palms Cmnty. Dev. Distf Series 2024:
4.45% 5/1/31 (g)	265,000	265,334
5.5% 5/1/55 (g)	200,000	200,380
Shadowlawn Cmnty. Dev. District Flas Series 2024, 5.85% 5/1/54	650,000	660,321
South Broward Hosp. District Rev.:
Series 2018, 4% 5/1/48	875,000	855,363
Series 2021 A:
3% 5/1/51	2,600,000	2,051,259
3% 5/1/51 (Build America Mutual Assurance Insured)	1,500,000	1,228,534
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	30,000	30,840
5% 10/1/28	225,000	231,062
5% 10/1/29	605,000	620,741
5% 10/1/30	110,000	112,746
5% 10/1/32	950,000	972,465
South Miami Health Facilities Auth. Hosp. Rev.:
(Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	305,000	309,015
5% 8/15/27	270,000	284,063
5% 8/15/28	285,000	299,985
5% 8/15/29	85,000	89,292
5% 8/15/32	505,000	526,915
5% 8/15/35	565,000	587,370
5% 8/15/37	280,000	290,441
5% 8/15/42	4,240,000	4,375,722
Series 2017, 4% 8/15/47	5,960,000	5,829,157
Southern Grove Cmnty. Dev. Distn Series 2021, 4% 5/1/48	620,000	550,192
St Lucie County Fla Hsg. Fin. Auth. Series 2024, 4.45% 1/1/41	3,000,000	3,024,772
St. Johns County Indl. Dev. Auth. (Vicars Landing Proj.) Series 2021 A:
4% 12/15/27	20,000	19,630
4% 12/15/28	20,000	19,526
4% 12/15/29	20,000	19,439
4% 12/15/30	20,000	19,364
4% 12/15/31	20,000	19,263
4% 12/15/36	100,000	93,030
4% 12/15/41	75,000	65,884
4% 12/15/46	75,000	62,292
4% 12/15/50	70,000	56,017
Sterling Hill Cmnty. Dev. District Series 2003 B, 5.5%	9,503	4,371
Sumter County Indl. Dev. Auth. Hosp. Rev.:
(Central Florida Health Alliance Projs.) Series 2014 A:
5.125% 7/1/34	100,000	100,106
5.25% 7/1/44	310,000	310,224
Series 2014 A:
5% 7/1/26	50,000	50,057
5% 7/1/29	45,000	45,052
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	80,000	80,963
5% 12/1/36	60,000	60,342
5% 12/1/41	135,000	135,104
Series 2015 A, 5% 12/1/40	350,000	350,153
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2015 A, 4% 10/1/28	460,000	462,552
Series 2022 A, 5.25% 10/1/57	1,000,000	1,101,639
Tampa Health Sys. Rev. Series 2016 A, 5% 11/15/46	1,000,000	1,013,443
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	60,000	60,947
Series 2020 B:
4% 7/1/45	4,120,000	4,030,234
5% 7/1/40	45,000	47,854
5% 7/1/50	6,180,000	6,446,252
Tampa Non-Ad Valorem Impt. Rev. Series 2021 C, 3% 10/1/36	500,000	479,542
Tampa Rev. (The Univ. of Tampa Proj.) Series 2015, 5% 4/1/45	860,000	862,451
Tampa Sports Auth. Rev. Series 1995, 6.1% 10/1/26	90,000	92,987
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	305,000	208,679
0% 9/1/35	165,000	107,994
0% 9/1/36	255,000	159,548
0% 9/1/37	685,000	409,072
0% 9/1/38	230,000	131,009
0% 9/1/39	220,000	119,187
0% 9/1/40	290,000	149,220
0% 9/1/41	165,000	80,591
0% 9/1/42	165,000	76,516
0% 9/1/45	120,000	47,563
0% 9/1/49	1,835,000	590,464
Tampa-Hillsborough County Expressway Auth. Rev. Series 2017, 5% 7/1/47	4,425,000	4,531,479
The Crossings at Fleming Island Cmnty. Dev. District Spl. Assessment Series 2014 A1, 4.5% 5/1/30	50,000	49,997
Two Rivs West Cmnty. Dev. District F (Series 2024 Proj.) Series 2024, 5.625% 5/1/44 (g)	500,000	508,409
Venice Fla Retirement Cmnty. Re (Village on the Isle Proj.):
Series 2024 A:
5.5% 1/1/55 (d)	1,000,000	1,029,222
5.625% 1/1/60 (d)	365,000	377,187
Series 2024 B2, 4.5% 1/1/30 (d)	800,000	802,494
Viera Stewardship District Spl. Assessment Rev.:
(Village 2 - Series 2021 Proj.) Series 2021, 4% 5/1/53	290,000	242,190
Series 2021, 3.125% 5/1/41	100,000	81,309
Series 2023, 5.5% 5/1/54	1,300,000	1,340,658
Village Cmnty. Dev. District:
Series 2020, 3.5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	965,000	963,164
Series 2022:
5.375% 5/1/42	2,250,000	2,366,597
5.5% 5/1/53	1,040,000	1,086,380
Village Cmnty. Dev. District No. 15:
Series 2023:
4.85% 5/1/38 (g)	100,000	104,416
5% 5/1/43 (g)	1,110,000	1,151,711
5.25% 5/1/54 (g)	2,490,000	2,585,871
Series 2024:
4.2% 5/1/39 (g)	500,000	502,423
4.8% 5/1/55 (g)	445,000	448,559
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.):
Series 2017, 5% 10/15/47	665,000	682,662
Series 2020 A:
5% 10/15/44	215,000	225,994
5% 10/15/49	405,000	422,868
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	120,000	122,806
5% 8/1/31 (Build America Mutual Assurance Insured)	125,000	127,807
West Palm Beach Cmnty. Redev. Agcy. Tax Increment Rev. Series 2019:
5% 3/1/34	1,650,000	1,781,215
5% 3/1/35	1,600,000	1,727,982
West Villages Impt. District Series 2024, 5.625% 5/1/54	570,000	578,900
Westside Haines City Cmnty. Dev. (Assessment Area Two Proj.) Series 2024, 5.75% 5/1/44	415,000	425,924
Westview North Cmnty. Dev. Distf Series 2022, 6% 6/15/52	500,000	529,635
Westview South Cmnty. Dev. Distf (Assessment Area One - 2023 Proj. Area) Series 2023, 5.6% 5/1/53	970,000	997,784
Wildwood Util. Dependent District Series 2023, 5.5% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	2,250,000	2,477,239
TOTAL FLORIDA		435,194,468
Georgia - 2.9%
Atlanta Arpt. Passenger Facilities Charge Rev.:
Series 2019 D:
4% 7/1/35 (e)	3,590,000	3,604,043
4% 7/1/37 (e)	850,000	851,487
4% 7/1/39 (e)	1,065,000	1,063,718
Series 2023 E:
5% 7/1/40 (e)	1,435,000	1,547,524
5.25% 7/1/41 (e)	4,400,000	4,871,711
5.25% 7/1/44 (e)	1,750,000	1,917,962
Atlanta Arpt. Rev. Series 2019 B:
5% 7/1/25 (e)	330,000	332,616
5% 7/1/44 (e)	2,090,000	2,165,866
Atlanta Dev. Auth. Rev.:
(Gluch Enterprise Zone Proj.) Series 2024 1, 0% 12/15/48 (g)(i)	4,753,000	4,094,520
(New Downtown Atlanta Stadium Proj.) Series 2015 A1:
5.25% 7/1/40	670,000	676,026
5.25% 7/1/44	3,245,000	3,270,336
(Westside Gulch Area Proj.):
Series 2024 A1, 5% 4/1/34 (g)	900,000	920,652
Series 2024 A2, 5.5% 4/1/39 (g)	1,295,000	1,344,885
Atlanta Dev. Auth. Sr. Health Care Facilities Current Interest Rev. (Georgia Proton Treatment Ctr. Proj.) Series 2017 A1:
6.5% 1/1/29	505,000	227,250
6.75% 1/1/35	2,745,000	1,235,250
7% 1/1/40	2,910,000	1,309,500
Atlanta Gen. Oblig. Series 2022 A1, 5% 12/1/42	3,025,000	3,361,751
Atlanta Urban Redev. Agcy.:
(Atlanta Beltine Trail Completion Proj.) Series 2021, 2.375% 7/1/26 (g)	140,000	138,199
Series 2021 A:
2.875% 7/1/31 (g)	165,000	154,623
3.625% 7/1/42 (g)	590,000	545,859
Series 2021, 3.875% 7/1/51 (g)	430,000	391,980
Atlanta Wtr. & Wastewtr. Rev.:
Series 2001, 5.5% 11/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	157,714
Series 2015, 5% 11/1/29	750,000	756,269
Augusta Dev. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2023 A:
5.125% 4/1/53	2,345,000	2,517,077
5.125% 4/1/53 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,711,016
Bainbridge Combined Utils. Rev. Series 2021, 4% 12/1/51	1,315,000	1,289,123
Bibb County Dev. Auth. Rev. (USG Real Estate Foundation IX, LLC Proj.) Series 2019, 4% 6/1/44	180,000	178,292
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/44	3,735,000	3,734,604
4% 7/1/49	4,285,000	4,259,005
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	1,890,000	1,305,781
Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008 2, 3.375%, tender 3/12/27 (b)	1,000,000	1,005,330
Series 2013 1, 3.375%, tender 3/12/27 (b)	1,060,000	1,065,650
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,075,000	1,068,030
Cobb County Dev. Auth. Series 2015 C:
5% 7/15/30	130,000	130,500
5% 7/15/30 (Pre-Refunded to 7/15/25 @ 100)	5,000	5,059
5% 7/15/33	230,000	230,711
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.):
Series 2020 A, 5% 4/1/50	1,360,000	1,423,134
Series 2022 A, 4% 4/1/52	2,000,000	1,965,662
Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. Series 1993, 5.625% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	77,186
Columbia County Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2023 A, 5.75% 4/1/53	1,530,000	1,734,656
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	1,200,000	1,279,151
Coweta Cnt Wtr.&Sew Auth. Rev. Series 2024:
4.25% 6/1/57	450,000	453,830
5% 6/1/54	1,000,000	1,091,530
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	4,210,000	4,429,043
Dalton Whitfield County Joint Dev. Auth. Rev. Series 2017, 4% 8/15/48	610,000	581,676
DeKalb County Dev. Auth. Rev. (The Globe Academy, Inc. Proj.) Series 2024 A, 5% 6/1/45	245,000	248,863
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	75,000	80,963
Fulton County Dev. Auth. (Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2015 A, 5% 3/15/36	775,000	787,377
Fulton County Dev. Auth. Hosp. Rev. (Wellstar Health Sys., Inc. Proj.):
Series 2017 A:
5% 4/1/42	1,455,000	1,489,765
5% 4/1/47	5,500,000	5,598,841
Series 2020 A, 4% 4/1/50	1,510,000	1,502,978
Fulton County Dev. Auth. Rev.:
(Piedmont Healthcare, Inc. Proj.) Series 2019 A, 4% 7/1/49	1,000,000	981,690
(Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2019 A, 5% 3/15/44	1,085,000	1,130,280
Series 2019 C, 5% 7/1/38	70,000	75,077
Series 2019, 4% 6/15/49	340,000	332,370
Fulton County Residential Care Facilities:
(Canterbury Court Proj.):
Series 2019 A:
5% 4/1/47 (g)	335,000	333,015
5% 4/1/54 (g)	535,000	521,780
Series 2021 A:
4% 4/1/41 (g)	420,000	390,623
4% 4/1/51 (g)	1,195,000	1,023,545
(Lenbrook Square Foundation, Inc. Proj.) Series 2016, 5% 7/1/36	500,000	505,904
(Lenbrook Square Foundation, INC. Proj.) Series 2016, 5% 7/1/42	1,395,000	1,403,064
Gainesville & Hall County Dev. Auth. Retirement Cmnty. Rev. Series 2016, 5% 11/15/33	590,000	605,108
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2014 A, 5.25% 8/15/49 (Pre-Refunded to 2/15/25 @ 100)	3,245,000	3,259,240
Series 2017 A:
5% 2/15/42	850,000	870,152
5% 2/15/45	1,065,000	1,086,524
Series 2017 B, 5.5% 2/15/42	3,030,000	3,173,082
Series 2024:
5% 10/15/30	1,250,000	1,379,185
5% 10/15/34	2,625,000	3,002,889
(Northeast Georgia health Sys., INC. Proj.) Series 2021 A, 2.5% 2/15/51	1,500,000	1,035,182
Series 2020 A, 3% 2/15/47	5,845,000	4,749,410
Series 2021 A, 4% 2/15/51	1,000,000	978,289
Georgia Gen. Oblig. Series 2023 A, 4% 7/1/42	2,250,000	2,338,202
Georgia Higher Ed. Facilities Auth. Rev.:
(USG Real Estate Foundation II, LLC Projs.) Series 2019, 5% 6/15/34	265,000	283,553
(USG Real Estate Roundation II, LLC Projs.) Series 2019, 5% 6/15/35	240,000	256,288
Georgia Hsg. & Fin. Auth. Rev. Series 2017 A, 4% 12/1/47	135,000	134,952
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2016 A, 5% 1/1/30	1,950,000	2,004,309
Series 2018 A:
5% 1/1/26	205,000	209,116
5% 1/1/27	375,000	390,768
5% 1/1/28	105,000	111,509
Series 2018 HH:
5% 1/1/26	1,070,000	1,091,485
5% 1/1/27	605,000	630,440
5% 1/1/28	630,000	669,051
5% 1/1/44	500,000	515,790
Series 2019 A:
4% 1/1/49	1,460,000	1,410,664
4% 1/1/49 (Build America Mutual Assurance Insured)	550,000	543,713
5% 1/1/26	80,000	81,606
5% 1/1/30	50,000	53,559
5% 1/1/32	50,000	53,403
5% 1/1/34	105,000	111,825
5% 1/1/35	50,000	53,162
5% 1/1/36	65,000	68,976
5% 1/1/37	60,000	63,558
5% 1/1/38	65,000	68,715
5% 1/1/39	2,500,000	2,609,623
5% 1/1/39	80,000	84,273
5% 1/1/44	265,000	276,388
5% 1/1/49	3,715,000	3,818,344
5% 1/1/56	400,000	410,925
5% 1/1/56	410,000	419,965
Series 2019 B, 4% 1/1/49	1,950,000	1,907,196
Series 2019 B2, 4% 1/1/49	1,395,000	1,327,587
Series 2020 A:
5% 1/1/45	470,000	497,976
5% 1/1/50	540,000	566,415
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	775,000	791,106
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	465,000	472,485
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	705,000	712,067
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	430,000	434,906
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	500,000	503,778
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	360,000	361,887
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	255,000	255,626
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	160,000	160,393
4% 1/1/51	240,000	229,471
4% 1/1/51	240,000	230,199
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	365,000	398,287
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	705,000	766,107
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	415,000	450,971
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	625,000	678,137
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	440,000	477,408
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	575,000	596,632
Series 2022 A, 5% 7/1/52	2,250,000	2,378,044
Series 2023 A:
5% 7/1/48 (Assured Guaranty Muni. Corp. Insured)	1,700,000	1,824,041
5% 7/1/64 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,188,471
5.25% 7/1/64	1,800,000	1,932,153
5.5% 7/1/64	1,990,000	2,162,820
Series 2024 A, 5.25% 1/1/54 (Build America Mutual Assurance Insured)	1,650,000	1,804,399
Series GG, 5% 1/1/26	650,000	650,886
Georgia Port Auth. Rev. Series 2022:
4% 7/1/52	4,000,000	4,021,057
5% 7/1/47	3,700,000	4,032,149
5.25% 7/1/52	4,275,000	4,694,982
Georgia Road & Thruway Auth. Rev.:
Series 2020:
5% 6/1/31	1,415,000	1,576,548
5% 6/1/32	2,120,000	2,353,257
Series 2021 A:
3% 7/15/49	2,190,000	1,785,557
3% 7/15/50	2,500,000	2,023,305
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	270,000	245,485
5% 8/1/43	330,000	332,067
(Southwest Georgia Health Sys. Proj.) Series 2020:
4% 8/1/35	45,000	43,513
4% 8/1/36	70,000	67,218
4% 8/1/37	40,000	38,112
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
4% 4/1/42	810,000	810,832
5% 4/1/37	440,000	454,773
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	275,000	278,104
4% 7/1/36	1,090,000	1,101,393
4% 7/1/43	1,285,000	1,277,805
Macon-Bibb County Urban Dev. Auh. Series 2017 A:
5% 6/15/27 (g)	25,000	25,351
5.75% 6/15/37 (g)	220,000	227,566
5.875% 6/15/47 (g)	350,000	358,957
6% 6/15/52 (g)	215,000	220,517
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/1/24 (b)	2,690,000	2,690,000
Series 2019 C, 4%, tender 9/1/26 (b)	5,635,000	5,683,589
Series 2021 A, 4%, tender 9/1/27 (b)	46,345,000	46,981,915
Series 2021 C, 4%, tender 12/1/28 (b)	8,770,000	8,893,127
Series 2022 B, 5%, tender 6/1/29 (b)	5,325,000	5,646,151
Series 2022 E, 4%, tender 12/1/29 (b)	13,870,000	14,096,540
Series 2023 A, 5%, tender 6/1/30 (b)	5,500,000	5,854,940
Series 2023 C, 5%, tender 9/1/30 (b)	15,305,000	16,400,287
Series 2023 D, 5%, tender 12/1/30 (b)	13,250,000	14,160,692
Series 2023 E2, 4.769%, tender 6/1/31 (Liquidity Facility Royal Bank of Canada) (b)	1,500,000	1,546,467
Series 2024 A1, 5%, tender 9/1/31 (b)	1,235,000	1,334,973
Series 2024 B, 5%, tender 3/1/32 (b)	2,850,000	3,096,162
Series 2024 C, 5%, tender 12/1/31 (b)	3,000,000	3,214,482
Series 2024 D, 5%, tender 4/1/31 (b)	1,580,000	1,701,223
Series 2019 A:
4% 5/15/39	250,000	237,259
5% 5/15/31	2,410,000	2,516,542
5% 5/15/32	740,000	771,270
5% 5/15/34	730,000	756,414
5% 5/15/37	375,000	403,769
5% 5/15/43	865,000	898,073
5% 5/15/49	1,250,000	1,374,614
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5.5% 9/15/26	2,590,000	2,674,904
5.5% 9/15/27	750,000	789,578
5.5% 9/15/28	370,000	394,735
Marietta Dev. Auth. Rev.:
(Life Univ., Inc. Proj.) Series 2017 A:
5% 11/1/27 (g)	385,000	389,920
5% 11/1/37 (g)	395,000	399,028
(Life Univ., Inc. Proj.) Series 2017 A, 5% 11/1/47 (g)	1,550,000	1,536,155
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	70,000	69,178
Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,825,000	1,813,167
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	15,000	15,378
5% 4/1/27	10,000	10,447
5% 4/1/28	25,000	26,591
5% 4/1/29	20,000	21,609
5% 4/1/30	15,000	16,423
5% 4/1/31	20,000	22,117
5% 4/1/32	15,000	16,762
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/37	705,000	720,054
4% 4/1/38	85,000	86,686
4% 4/1/40	80,000	80,967
5% 4/1/27	25,000	26,116
5% 4/1/30	390,000	424,594
5% 4/1/31	40,000	44,065
5% 4/1/36	490,000	535,292
Series 2016 B, 5% 10/1/38	865,000	889,842
Series 2020 B:
4% 9/1/37	950,000	984,500
4% 9/1/38	1,425,000	1,472,170
5% 9/1/25	875,000	888,153
5% 9/1/33	140,000	156,134
World Congress Ctr. Auth. Convention Ctr. Hotel Second Tier Rev.:
Series 2021 A:
2.375% 1/1/31	390,000	358,881
4% 1/1/36	1,330,000	1,344,779
4% 1/1/54	8,110,000	7,554,150
Series 2021 B:
3.625% 1/1/31 (g)	505,000	479,653
5% 1/1/36 (g)	710,000	720,256
5% 1/1/54 (g)	4,145,000	4,069,469
TOTAL GEORGIA		339,803,383
Guam - 0.1%
Guam Dept. of Ed. (John F. Kennedy High School Rfdg. And Energy Efficiency Proj.) Series 2020 A, 5% 2/1/40	300,000	300,320
Guam Govt. Bus. Privilege Tax Rev.:
Series 2015 D:
5% 11/15/34	470,000	474,420
5% 11/15/35	400,000	403,450
Series 2021 F:
4% 1/1/42	805,000	786,685
5% 1/1/29	240,000	253,322
Series 2021, 4% 1/1/36	1,580,000	1,583,205
Guam Int'l. Arpt. Auth. Rev.:
Series 2021 A:
3.839% 10/1/36	180,000	156,260
4.46% 10/1/43	205,000	175,335
Series 2023 A:
5.25% 10/1/30 (e)	1,500,000	1,604,705
5.375% 10/1/40 (e)	525,000	569,091
Series 2024 A:
5.25% 10/1/37 (e)	175,000	189,647
5.25% 10/1/39 (e)	200,000	216,747
5.25% 10/1/41 (e)	200,000	215,836
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/38	1,000,000	1,087,528
5% 10/1/43	200,000	212,762
5% 10/1/44	1,350,000	1,430,472
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2016, 5% 1/1/46	750,000	760,254
Port Auth. of Guam Port Rev. Series 2018 A, 5% 7/1/48	350,000	355,408
TOTAL GUAM		10,775,447
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/29 (e)	155,000	162,935
5% 7/1/30 (e)	185,000	194,311
5% 7/1/31 (e)	175,000	183,564
5% 7/1/32 (e)	185,000	193,314
5% 7/1/33 (e)	185,000	193,077
5% 7/1/43 (e)	1,770,000	1,818,309
Series 2022 A:
4% 7/1/40 (e)	250,000	249,855
5% 7/1/47 (e)	1,000,000	1,049,243
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
Series 2018, 6% 7/1/28 (g)	1,000,000	1,028,197
Series 2019, 3.5% 10/1/49 (e)	1,900,000	1,563,795
Hawaii Gen. Oblig.:
Series 2020 A, 4% 7/1/36 (e)	150,000	150,554
Series 2020 C:
4% 7/1/37	60,000	61,799
4% 7/1/38	70,000	71,913
4% 7/1/40	60,000	61,014
Series FG, 5% 10/1/27	65,000	67,622
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/25	270,000	275,320
Honolulu City and County Wastewtr. Sys.:
Series 2016 A, 3% 7/1/41	2,700,000	2,364,019
Series 2025 A, 5% 7/1/38 (d)	1,000,000	1,148,803
Kauai County Hawaii Cmnty. Facilities D:
(Kukui'ula Dev. Proj.) Series 2019 1, 5% 5/15/49	250,000	248,645
Series 2022:
4.375% 5/15/42	250,000	236,176
5% 5/15/51	550,000	552,361
TOTAL HAWAII		11,874,826
Idaho - 0.2%
Avimor Cmnty. Infrastructure Di Series 2024 B, 5.5% 9/1/53 (g)	1,361,000	1,395,740
Idaho Energy Resources Auth. (Idaho Falls Pwr. Proj.) Series 2024, 5% 9/15/37	1,000,000	1,142,142
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.):
Series 2014 A, 5% 3/1/39	2,575,000	2,575,574
Series 2021 A, 3% 3/1/51	250,000	193,978
Series 2015 ID:
5% 12/1/24	30,000	30,003
5.5% 12/1/27	180,000	182,148
Idaho Hsg. & Fin. Assn Sales Tax Series 2023 A, 5.25% 8/15/48	8,900,000	9,906,370
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/25	40,000	40,486
5% 7/15/26	30,000	31,044
Series 2019 A, 4% 1/1/50	760,000	764,183
Series 2021 A:
5% 7/15/29	190,000	208,444
5% 7/15/30	65,000	72,340
5% 7/15/31	40,000	45,014
5% 7/15/32	80,000	89,746
Series 2023 C:
4.75% 7/1/48	995,000	1,031,941
4.8% 7/1/53	995,000	1,016,364
Series 2024 A, 4.65% 1/1/54	875,000	881,427
Idaho Hsg. and Fin. Assoc.:
(Gem Prep: Meridian Proj.) Series 2022 A, 4% 5/1/57	300,000	266,270
(Sage Int'l. School of Middleton Proj.) Series 2024 A, 4.75% 5/1/54	395,000	396,774
(White Pine Charter School Proj.) Series 2023 A, 5.75% 5/1/48	525,000	564,101
Pwr. County Idaho Indl. Dev. Corp. Solid Waste Disp. Rev. Series 1999, 6.45% 8/1/32 (e)	640,000	642,062
Spring Valley Cmnty. Infrastructure District No. 1 Eagle Spl. Assessment:
Series 2021, 3.75% 9/1/51 (g)	4,527,000	4,316,665
Series 2024, 6.25% 9/1/53 (g)	1,500,000	1,596,535
TOTAL IDAHO		27,389,351
Illinois - 6.5%
Bellwood Ill Tax Increment Rev.:
(Bellwood Workforce Hsg. Proj.) Series 2024, 5% 12/1/38	825,000	875,330
Bellwood Workforce Hsg. Proj. Series 2024, 5% 12/1/39	220,000	232,414
Bridgeview Fin. Corp. Series 2017 A, 5% 12/1/42	350,000	327,938
Bridgeview Gen. Oblig.:
Series 2005, 5.14% 12/1/36	1,960,000	1,796,032
Series 2015 A, 5.625% 12/1/41	250,000	250,436
Carol Stream Park District Dupage County Series 2020 C, 3% 11/1/32	265,000	257,733
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	5,000	5,069
4% 6/1/27	55,000	56,315
4% 6/1/28	40,000	41,348
4% 6/1/29	100,000	104,152
4% 6/1/30	65,000	67,436
4% 6/1/31	80,000	82,765
4% 6/1/34	65,000	66,564
4% 6/1/35	85,000	86,925
4% 6/1/36	100,000	102,117
Series 2020 A:
5% 1/1/29	45,000	47,767
5% 1/1/30	40,000	42,422
5% 1/1/31	55,000	58,198
5% 1/1/33	105,000	110,813
Chicago Board of Ed.:
Series 1998 B, 0% 12/1/30	400,000	316,132
Series 1998 B1:
0% 12/1/27 (FGIC Insured)	2,180,000	1,945,227
0% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	1,995,000	1,658,324
Series 1999 A:
0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750,000	2,548,662
0% 12/1/27 (FGIC Insured)	300,000	267,692
0% 12/1/29	700,000	576,190
0% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	241,051
5.5% 12/1/26 (Assured Guaranty, Inc. Insured) (FGIC Insured)	500,000	519,664
Series 2005 A:
5.5% 12/1/29 (AMBAC Insured)	165,000	173,088
5.5% 12/1/30 (AMBAC Insured)	120,000	126,792
5.5% 12/1/31 (AMBAC Insured)	330,000	350,154
Series 2012 A, 5% 12/1/42	3,625,000	3,606,383
Series 2015 C, 5.25% 12/1/35	130,000	130,032
Series 2016 A, 7% 12/1/44	1,955,000	1,996,126
Series 2016 B, 6.5% 12/1/46	40,000	41,295
Series 2016:
5.75% 4/1/35	1,670,000	1,739,956
6% 4/1/46	8,945,000	9,266,506
Series 2017 A, 7% 12/1/46 (g)	690,000	737,422
Series 2017 B, 7% 12/1/42 (g)	400,000	429,453
Series 2017 C:
5% 12/1/25	560,000	564,787
5% 12/1/26	65,000	66,265
5% 12/1/30	310,000	316,393
Series 2017 D, 5% 12/1/31	475,000	483,533
Series 2017 G:
5% 12/1/34	195,000	197,119
5% 12/1/44	600,000	601,265
Series 2017 H:
5% 12/1/36	480,000	484,029
5% 12/1/46	1,020,000	1,020,054
Series 2017:
5% 4/1/36	215,000	218,863
5% 4/1/37	210,000	213,560
5% 4/1/42	380,000	383,667
5% 4/1/46	920,000	925,187
Series 2018 A:
5% 12/1/24 (Assured Guaranty Muni. Corp. Insured)	295,000	295,015
5% 12/1/25	70,000	70,598
5% 12/1/26	70,000	71,363
5% 12/1/27 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,305,374
5% 12/1/28	575,000	597,239
5% 12/1/29	250,000	258,381
5% 12/1/30	835,000	860,162
5% 12/1/32	100,000	102,609
5% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	100,000	104,278
5% 12/1/35	70,000	71,291
5% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	100,000	104,075
Series 2018 C:
5% 12/1/24	100,000	100,006
5% 12/1/25	580,000	584,958
5% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,614,174
5% 12/1/46	1,425,000	1,425,100
Series 2018:
5% 4/1/38	290,000	297,412
5% 4/1/42	1,060,000	1,077,600
5% 4/1/46	350,000	353,839
Series 2019 A:
5% 12/1/25	140,000	141,197
5% 12/1/26	115,000	117,238
5% 12/1/28	405,000	420,664
5% 12/1/29	175,000	183,194
5% 12/1/30	1,040,000	1,081,444
5% 12/1/31	465,000	482,251
5% 12/1/33	1,090,000	1,123,311
Series 2021 A:
5% 12/1/35	2,500,000	2,579,861
5% 12/1/36	195,000	200,332
5% 12/1/37	750,000	768,421
5% 12/1/38	250,000	255,509
5% 12/1/39	2,690,000	2,742,393
5% 12/1/40	2,015,000	2,046,082
Series 2021 B:
5% 12/1/31	350,000	365,277
5% 12/1/36	615,000	631,815
Series 2022 A:
4% 12/1/47	500,000	432,071
4% 12/1/47	3,485,000	2,969,216
5% 12/1/43	7,015,000	7,080,763
5% 12/1/47	5,685,000	5,685,322
Series 2022 B:
4% 12/1/35	1,535,000	1,462,708
4% 12/1/36	2,880,000	2,725,888
4% 12/1/38	475,000	441,753
4% 12/1/39	1,000,000	921,237
4% 12/1/40	265,000	241,124
4% 12/1/41	1,965,000	1,766,266
Series 2023 A:
5.875% 12/1/47	2,135,000	2,311,280
6% 12/1/49	2,705,000	2,942,610
Series 2023:
5% 4/1/45	795,000	832,003
5.75% 4/1/48	8,195,000	8,981,629
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Escrowed to Maturity)	385,000	360,919
(City Colleges Proj.) Series 1999, 0% 1/1/26 (Escrowed to Maturity)	2,065,000	1,994,054
Series 2005 D, 5.5% 1/1/40	1,690,000	1,689,983
Series 2007 E, 5.5% 1/1/35	210,000	210,074
Series 2013 A, 5.5% 1/1/33	195,000	195,097
Series 2015 C, 5% 1/1/38	500,000	502,268
Series 2017 A:
5.625% 1/1/31	60,000	62,192
5.75% 1/1/34	300,000	310,746
6% 1/1/38	1,000,000	1,038,702
6% 1/1/38	12,425,000	12,880,025
Series 2019 A:
5% 1/1/39	920,000	944,304
5% 1/1/40	790,000	808,855
5% 1/1/44	5,450,000	5,537,923
5.5% 1/1/35	3,065,000	3,245,807
5.5% 1/1/49	6,040,000	6,220,228
Series 2020 A:
5% 1/1/26	230,000	233,686
5% 1/1/27	1,485,000	1,530,391
5% 1/1/28	2,830,000	2,952,969
5% 1/1/29	2,310,000	2,439,966
5% 1/1/30	4,310,000	4,593,744
5% 1/1/32	85,000	89,936
Series 2021 A:
4% 1/1/35	530,000	532,194
5% 1/1/31	95,000	101,994
5% 1/1/32	5,245,000	5,598,827
5% 1/1/33	990,000	1,049,799
5% 1/1/34	705,000	744,567
Series 2021 B:
4% 1/1/32	82,000	83,162
4% 1/1/37	250,000	249,587
4% 1/1/38	110,000	109,224
Series 2023 A:
5.25% 1/1/38	10,840,000	11,528,364
5.5% 1/1/39	1,630,000	1,753,389
5.5% 1/1/40	600,000	642,987
5.5% 1/1/41	6,235,000	6,551,129
5.5% 1/1/43	955,000	998,805
Chicago Midway Arpt. Rev.:
Series 2016 A:
4% 1/1/33 (e)	905,000	906,687
5% 1/1/28 (e)	245,000	248,126
Series 2016 B:
4% 1/1/35	235,000	235,615
5% 1/1/36	495,000	501,626
5% 1/1/37	625,000	633,050
5% 1/1/46	660,000	665,042
Series 2023, 5.75% 1/1/48 (Build America Mutual Assurance Insured) (e)	1,025,000	1,143,539
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/27 (e)	1,475,000	1,476,648
Series 2015 B, 5% 1/1/28	635,000	635,814
Series 2015 C, 5% 1/1/46 (e)	290,000	290,324
Series 2016 B:
5% 1/1/35	540,000	546,790
5% 1/1/41	360,000	363,663
Series 2016 C:
5% 1/1/32	265,000	268,957
5% 1/1/33	405,000	410,429
5% 1/1/36	1,500,000	1,518,489
Series 2016 D, 5% 1/1/47	3,420,000	3,485,235
Series 2016 G:
5% 1/1/37 (e)	245,000	249,496
5% 1/1/47 (e)	395,000	398,997
5% 1/1/52 (e)	365,000	367,867
5.25% 1/1/29 (e)	40,000	41,370
5.25% 1/1/31 (e)	50,000	51,660
Series 2017 A, 5% 1/1/31	430,000	445,203
Series 2017 B:
5% 1/1/34	85,000	87,787
5% 1/1/35	395,000	407,594
5% 1/1/36	90,000	92,772
5% 1/1/37	1,395,000	1,436,614
5% 1/1/38	125,000	128,589
Series 2017 C:
5% 1/1/30	75,000	77,699
5% 1/1/31	75,000	77,652
5% 1/1/32	80,000	82,750
Series 2017 D:
5% 1/1/28 (e)	365,000	375,803
5% 1/1/29 (e)	305,000	313,930
5% 1/1/32 (e)	330,000	337,732
5% 1/1/34 (e)	495,000	505,528
5% 1/1/35 (e)	365,000	372,437
5% 1/1/36 (e)	450,000	458,688
5% 1/1/37 (e)	245,000	249,496
5% 1/1/52 (e)	500,000	503,927
Series 2018 A:
4% 1/1/43 (e)	2,500,000	2,474,390
5% 1/1/37 (e)	3,680,000	3,824,277
5% 1/1/38 (e)	2,880,000	2,992,349
5% 1/1/39 (e)	2,415,000	2,500,348
5% 1/1/48 (e)	2,095,000	2,144,038
5% 1/1/53 (e)	690,000	706,109
Series 2018 B:
5% 1/1/36	145,000	154,269
5% 1/1/37	210,000	223,030
5% 1/1/48	735,000	763,615
5% 1/1/53	90,000	93,189
Series 2020 A:
4% 1/1/36	2,500,000	2,534,197
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	1,900,000	1,930,394
4% 1/1/38	45,000	45,402
Series 2022 A:
4.5% 1/1/48 (e)	4,235,000	4,280,542
4.625% 1/1/53 (e)	2,325,000	2,340,454
5.5% 1/1/53 (Assured Guaranty Muni. Corp. Insured) (e)	5,750,000	6,173,344
5.5% 1/1/55 (e)	740,000	795,559
Series 2022 C:
5% 1/1/37 (e)	1,000,000	1,067,494
5% 1/1/38 (e)	1,000,000	1,063,986
5% 1/1/39 (e)	1,400,000	1,481,052
5% 1/1/41 (e)	2,000,000	2,100,153
Series 2023:
5% 1/1/38 (Build America Mutual Assurance Insured)	785,000	875,744
5.25% 1/1/43 (Build America Mutual Assurance Insured)	605,000	673,070
Series 2024 A:
5% 1/1/36 (e)	795,000	858,049
5% 1/1/39 (e)	1,780,000	1,907,255
5.5% 1/1/59 (e)	2,075,000	2,267,026
Series 2024 C:
5% 1/1/38 (e)	760,000	825,507
5% 1/1/39 (e)	2,250,000	2,434,941
5.25% 1/1/40 (e)	1,285,000	1,433,541
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/33 (e)	155,000	159,648
5% 7/1/38 (e)	715,000	730,655
5% 7/1/48 (e)	3,915,000	3,954,714
Chicago Park District Gen. Oblig. Series 2021 C, 4% 1/1/35	890,000	902,245
Chicago Transit Auth.:
Series 2014, 5% 12/1/44 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,501,362
Series 2017:
5% 12/1/46	150,000	152,746
5% 12/1/51	2,370,000	2,407,703
Series 2020 A:
4% 12/1/50 (Build America Mutual Assurance Insured)	1,635,000	1,608,078
4% 12/1/55	675,000	643,763
5% 12/1/45	2,165,000	2,273,020
5% 12/1/55	360,000	372,194
Series 2022 A:
4% 12/1/49	1,205,000	1,181,528
5% 12/1/57	2,115,000	2,211,357
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	75,000	75,528
5% 6/1/26	120,000	122,869
Chicago Wastewtr. Transmission Rev.:
Series 1998, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,235,000	2,156,149
Series 2008 C:
5% 1/1/34	140,000	140,231
5% 1/1/35	140,000	140,231
5% 1/1/39	480,000	480,791
Series 2017 A:
5% 1/1/47	385,000	394,155
5.25% 1/1/42 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,289,662
Series 2017 B:
5% 1/1/30	1,150,000	1,195,298
5% 1/1/36	970,000	999,283
5% 1/1/38	240,000	247,045
Series 2023 A:
5.25% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,901,013
5.25% 1/1/58 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,256,231
5.5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	750,000	837,892
Series 2024 A:
5% 1/1/26	500,000	510,087
5% 1/1/27	600,000	624,977
5% 1/1/28	600,000	637,555
Chicago Wtr. Rev.:
Series 2012, 4% 11/1/37	85,000	85,035
Series 2014, 5% 11/1/39	1,000,000	1,000,985
Series 2017 2:
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	240,000	252,367
5% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	1,445,000	1,516,319
5% 11/1/37 (Assured Guaranty Muni. Corp. Insured)	575,000	600,991
Series 2017:
5% 11/1/29	240,000	253,274
5.25% 11/1/35 (Assured Guaranty Muni. Corp. Insured)	750,000	785,962
Series 2023 A, 5.25% 11/1/48 (Assured Guaranty Muni. Corp. Insured)	3,720,000	4,089,094
Cook County Cmnty. College District Series 2017, 5% 12/1/47	2,060,000	2,105,185
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
5% 3/1/25	55,000	55,248
5% 3/1/28	85,000	90,941
Cook County Cmnty. Unit School District #401 Elmwood Park Series 2021, 4% 12/1/25	1,500,000	1,512,399
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/26	690,000	716,441
5% 11/15/27	340,000	352,268
5% 11/15/28	445,000	460,886
5% 11/15/30	605,000	625,900
5% 11/15/31	2,400,000	2,480,144
Series 2021 A:
5% 11/15/31	235,000	261,388
5% 11/15/32	155,000	171,288
5% 11/15/33	1,475,000	1,628,058
Series 2021 B:
4% 11/15/25	560,000	564,415
4% 11/15/26	285,000	290,553
4% 11/15/27	290,000	298,270
4% 11/15/28	145,000	149,952
Cook County Ill High School District # Series 2021 A:
2% 12/15/33	205,000	171,002
2% 12/15/34	215,000	176,226
Cook County Ill Hsd 209 Proviso Series 2018 B, 4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	905,000	915,646
Cook County Sales Tax Rev.:
Series 2018, 4% 11/15/37	750,000	758,363
Series 2021 A:
4% 11/15/39	295,000	297,974
4% 11/15/40	665,000	669,101
4% 11/15/41	905,000	911,496
Series 2022 A, 5.25% 11/15/45	1,150,000	1,266,849
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2020, 3% 1/1/37	1,885,000	1,758,291
Elk Grove Village Series 2017, 5% 1/1/34	325,000	338,249
Galesburg Rev. (Knox College Proj.) Series 2021 A, 4% 10/1/46	300,000	268,759
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018:
5% 2/1/29	35,000	36,396
5% 2/1/29 (Pre-Refunded to 2/1/27 @ 100)	5,000	5,228
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Series 2002, 8% 6/1/32 (e)	245,000	245,329
Illinois Fin. Auth.:
Series 2016 C:
4% 2/15/41	4,815,000	4,793,674
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	150,000	153,121
Series 2020 A:
3% 5/15/50	4,750,000	3,762,455
3% 5/15/50 (Build America Mutual Assurance Insured)	2,195,000	1,818,906
3.25% 8/15/49	3,985,000	3,308,042
4% 8/15/39	930,000	935,650
4% 8/15/40	500,000	500,314
4% 5/15/50	5,570,000	5,238,776
Series 2021 A:
2.25% 7/1/33 (e)	115,000	95,936
5% 5/15/32	135,000	136,863
5% 5/15/33	145,000	146,920
5.125% 11/1/55 (g)	680,000	597,260
Series 2021 B, 7% 11/1/37 (g)	210,000	208,135
Series 2021:
4% 10/1/32 (g)	680,000	674,286
4% 10/1/33	170,000	144,924
4% 10/1/33 (g)	1,065,000	1,050,624
4% 10/1/34 (g)	890,000	873,385
5% 10/1/31	240,000	226,015
Series 2022 A:
5% 8/15/47	10,000,000	10,662,687
5% 8/15/51	2,075,000	2,203,181
5% 8/15/52	2,750,000	2,905,456
5.5% 10/1/42	1,970,000	2,082,005
5.5% 10/1/47	1,820,000	1,907,008
6.125% 5/15/35	1,045,000	1,136,571
6.125% 5/15/36	1,215,000	1,319,207
Series 2022:
5% 3/1/34	90,000	92,264
5% 3/1/38	110,000	110,688
5% 3/1/42	70,000	69,554
5% 6/1/44	500,000	530,342
5% 3/1/47	125,000	122,356
5% 6/1/47	375,000	394,146
5% 3/1/52	110,000	105,645
Series 2023 A:
5.25% 8/1/38 (g)	300,000	328,128
5.5% 8/1/43 (g)	360,000	390,760
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	15,000	15,778
5% 10/1/28	15,000	16,036
5% 10/1/31	10,000	10,797
5% 10/1/32	15,000	16,115
5% 10/1/33	30,000	32,112
5% 10/1/35	15,000	15,958
5% 10/1/36	15,000	15,931
5% 10/1/37	20,000	21,209
5% 10/1/38	20,000	21,183
5% 10/1/39	35,000	37,196
5% 10/1/44	305,000	321,235
5% 10/1/49	370,000	385,119
5% 10/1/51	390,000	405,084
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020:
4% 10/1/50	2,155,000	1,997,655
4% 10/1/55	250,000	227,831
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	150,000	155,953
5% 8/1/30	110,000	114,292
5% 8/1/31	130,000	134,830
5% 8/1/32	150,000	155,240
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	85,000	85,914
4% 10/1/34	120,000	120,960
5% 10/1/29	120,000	123,839
5% 10/1/30	120,000	123,820
5% 10/1/33	85,000	87,262
(Franciscan Cmntys. Proj.) Series 2017 A, 5% 5/15/37	545,000	553,444
(Franciscan Communitites Proj.) Series 2017 A, 5% 5/15/47	220,000	220,628
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	65,000	65,718
5% 7/15/30	85,000	90,153
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,755,000	4,655,400
5% 5/15/43	5,635,000	5,765,773
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	140,000	140,096
4% 2/15/33	30,000	30,377
5% 2/15/29	945,000	986,645
5% 2/15/36	610,000	631,834
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C:
5% 8/1/46	295,000	298,183
5% 8/1/49	190,000	191,533
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	125,000	125,717
(The Admiral at the Lake Proj.) Series 2017:
5% 5/15/33	920,000	868,474
5.125% 5/15/38	1,550,000	1,406,453
5.25% 5/15/42	280,000	245,260
5.25% 5/15/54	1,690,000	1,357,744
(Township High School District # 207 Proj.) Series 2019, 4% 12/1/37	875,000	896,045
Series 2008 A1, 4% 11/1/30	625,000	634,868
Series 2013:
5% 11/15/28	350,000	350,243
5% 11/15/29	170,000	170,126
Series 2015 A:
5% 11/15/31	195,000	197,255
5% 12/1/37	350,000	347,081
Series 2015 C:
4.125% 8/15/37	105,000	101,678
5% 8/15/35	705,000	710,167
5% 8/15/44	2,205,000	2,213,954
Series 2015:
5.25% 5/15/45 (Pre-Refunded to 5/15/25 @ 100)	170,000	171,531
5.25% 5/15/50 (Pre-Refunded to 5/15/25 @ 100)	455,000	459,097
6.125% 11/15/35	390,000	393,596
6.375% 11/15/43	565,000	569,852
Series 2016 A:
5% 2/15/29	625,000	637,414
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	85,000	87,802
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	185,000	191,099
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	65,000	67,046
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	400,000	413,187
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	245,000	252,713
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	55,000	56,958
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	75,000	77,670
Series 2016 B:
4% 8/15/41	250,000	250,670
5% 8/15/30	170,000	176,934
5% 8/15/33	255,000	264,442
Series 2016 C:
3.75% 2/15/34	215,000	215,261
4% 2/15/36	925,000	926,276
5% 2/15/31	3,685,000	3,838,531
5% 2/15/32	630,000	655,459
5% 2/15/34	555,000	576,429
5% 2/15/41	870,000	891,181
Series 2016:
4% 12/1/35	25,000	25,065
5% 5/15/29	150,000	153,213
5% 12/1/29	270,000	276,146
5% 12/1/33	285,000	290,714
5% 12/1/40	1,000,000	1,015,455
5% 12/1/46	1,970,000	1,992,425
Series 2017 A:
4% 7/15/47	3,705,000	3,571,923
5% 8/1/42	210,000	213,148
5% 3/1/47	2,135,000	2,157,567
5% 8/1/47	245,000	247,413
Series 2017:
5% 1/1/29	405,000	422,950
5% 2/15/32	160,000	162,762
5% 7/1/33	190,000	196,953
5% 2/15/37	300,000	75,000
5.125% 2/15/45	300,000	75,000
5.25% 2/15/37	115,000	116,959
Series 2019 A, 3% 7/1/35 (e)	75,000	67,497
Series 2019:
4% 9/1/35	375,000	344,054
4% 9/1/37	1,020,000	915,678
4% 9/1/39	55,000	48,154
5% 9/1/30	10,000	10,193
5% 9/1/38	50,000	49,749
Illinois Fin. Auth. Student Hsg. and Academic Facility Rev.:
(CHF - Chicago, LLC - Univ. of Illinois At Chicago Proj.) Series 2017 A, 5% 2/15/28	40,000	41,191
(CHF - Chicago, LLC - Univ. of Illinois at Chicago Proj.) Series 2017 A, 5% 2/15/37	100,000	101,652
(CHF - Chicago, LLC - Univ. of Illinois At Chicago Proj.) Series 2017 A:
5% 2/15/47	1,410,000	1,418,757
5% 2/15/50	1,050,000	1,055,946
Illinois Gen. Oblig.:
Series 2006:
5.5% 1/1/28	320,000	342,507
5.5% 1/1/31	110,000	123,894
Series 2014 February, 5.25% 2/1/33	1,865,000	1,868,894
Series 2014:
5% 4/1/28	310,000	310,595
5% 5/1/29	500,000	500,930
5% 5/1/36	2,165,000	2,169,028
5.25% 2/1/30	425,000	425,887
5.25% 2/1/32	1,590,000	1,593,320
Series 2016:
4% 6/1/41	1,900,000	1,872,296
4.5% 11/1/39	400,000	402,115
5% 2/1/25	555,000	556,439
5% 2/1/26	395,000	403,469
5% 6/1/26	180,000	184,958
5% 2/1/27	7,130,000	7,414,921
5% 1/1/28	1,000,000	1,017,789
5% 2/1/28	195,000	202,312
5% 11/1/28	425,000	437,829
5% 2/1/29	315,000	326,181
5% 1/1/33	600,000	608,941
5% 11/1/33	445,000	456,420
Series 2017 A:
4.5% 12/1/41	350,000	353,247
5% 12/1/26	185,000	191,891
5% 12/1/34	625,000	650,590
Series 2017 B, 5% 12/1/27	450,000	474,619
Series 2017 C, 5% 11/1/29	3,305,000	3,456,965
Series 2017 D:
5% 11/1/25	75,000	76,255
5% 11/1/26	3,110,000	3,220,581
5% 11/1/27	14,385,000	15,147,736
5% 11/1/28	4,650,000	4,866,876
Series 2018 A:
5% 10/1/26	85,000	87,865
5% 10/1/28	260,000	277,568
5% 10/1/29	105,000	111,535
5% 10/1/30	1,170,000	1,238,992
5% 10/1/31	295,000	311,577
5% 5/1/39	725,000	751,022
6% 5/1/27	1,475,000	1,575,191
Series 2018 B:
5% 10/1/26	65,000	67,191
5% 10/1/31	765,000	807,706
5% 10/1/32	795,000	836,897
Series 2019 B, 4% 11/1/33	1,475,000	1,493,439
Series 2019 C, 4% 11/1/41	700,000	689,675
Series 2020 B:
4% 10/1/32	475,000	482,740
5% 10/1/28	280,000	298,919
Series 2020 C:
4% 10/1/41	350,000	345,511
4.25% 10/1/45	800,000	804,686
Series 2020:
4% 10/1/42	350,000	346,488
5.5% 5/1/25	400,000	403,678
5.5% 5/1/26	475,000	490,662
5.5% 5/1/39	1,655,000	1,804,417
5.75% 5/1/45	925,000	1,014,187
Series 2021 A:
4% 3/1/38	1,705,000	1,705,019
4% 3/1/40	1,800,000	1,784,893
5% 3/1/25	895,000	898,587
5% 3/1/32	20,000	21,911
5% 3/1/33	65,000	71,047
5% 3/1/34	2,560,000	2,794,097
5% 3/1/35	965,000	1,050,596
5% 3/1/36	455,000	494,035
5% 3/1/37	40,000	43,315
5% 3/1/46	7,995,000	8,421,541
Series 2021 B:
4% 12/1/34	315,000	318,686
4% 12/1/37	1,500,000	1,501,659
Series 2021 C, 4% 3/1/25	320,000	320,505
Series 2022 A:
5% 3/1/29	1,695,000	1,820,214
5% 3/1/31	1,695,000	1,865,739
5% 3/1/32	105,000	116,744
5% 3/1/34	250,000	276,100
5% 3/1/36	4,815,000	5,283,175
5.25% 3/1/37	205,000	227,635
5.5% 3/1/42	4,100,000	4,534,104
5.5% 3/1/47	9,200,000	10,005,969
Series 2022 B:
5% 3/1/29	205,000	220,144
5% 3/1/32	230,000	255,726
5% 10/1/34	6,985,000	7,752,260
Series 2023 B:
5.25% 5/1/39	5,590,000	6,171,337
5.25% 5/1/41	2,120,000	2,323,109
5.5% 5/1/47	2,605,000	2,839,905
Series 2023 D:
5% 7/1/29	5,120,000	5,523,464
5% 7/1/35	485,000	535,528
Series 2024 B:
4.25% 5/1/46	2,500,000	2,514,984
5% 5/1/33	1,940,000	2,178,269
5% 5/1/38	1,485,000	1,652,167
5.25% 5/1/42	1,295,000	1,439,860
5.25% 5/1/47	200,000	218,170
5.25% 5/1/48	200,000	217,426
5.25% 5/1/49	3,250,000	3,523,358
Illinois Hsg. Dev. Auth.:
Series 2021, 3% 4/1/51	1,940,000	1,904,067
Series 2022 G, 6.25% 10/1/52	510,000	551,083
Series 2023 A:
4.8% 10/1/43	2,845,000	2,934,468
4.9% 4/1/47	740,000	771,293
Series 2023 K, 5.25% 10/1/43	1,000,000	1,057,664
Series 2024 A, 6% 10/1/54	985,000	1,073,540
Series 2024 C, 4.7% 10/1/44	1,750,000	1,794,533
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,274,376	1,138,146
Illinois Hsg. Dev. Auth. Rev.:
Series 2018 A, 4.5% 10/1/48	575,000	582,392
Series 2019 D, 2.7% 10/1/34	345,000	309,946
Series 2021 A, 3% 4/1/51	505,000	496,335
Series D, 3.75% 4/1/50	155,000	155,188
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
4% 2/1/34	925,000	925,589
5% 2/1/31	600,000	605,200
Illinois Reg'l. Trans. Auth.:
Series 2003 A:
6% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235,000	4,592,453
6% 7/1/33 (FGIC Insured)	1,645,000	1,930,435
Series 2003 B, 5.5% 6/1/27	1,050,000	1,093,234
Series 2016 A, 4% 6/1/46	2,190,000	2,171,542
Illinois Sales Tax Rev.:
Series 2021 A, 3% 6/15/33 (Build America Mutual Assurance Insured)	1,920,000	1,802,479
Series 2024 A, 5% 6/15/30	640,000	704,462
Illinois Sports Facilities Auth.:
Series 2014, 5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	375,000	376,949
Series 2019:
5% 6/15/28	480,000	498,700
5% 6/15/28	300,000	317,513
5% 6/15/29	590,000	633,040
5% 6/15/29	480,000	504,329
Illinois State Univ. Revs. Series 2018 A:
5% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	180,000	191,196
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	120,000	126,691
5% 4/1/36 (Assured Guaranty Muni. Corp. Insured)	180,000	189,019
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 C:
5% 1/1/37	1,475,000	1,477,319
5% 1/1/38	750,000	751,139
5% 1/1/39	1,000,000	1,001,347
Series 2015 A:
5% 1/1/37	700,000	708,056
5% 1/1/40	2,000,000	2,017,866
Series 2016 A, 5% 12/1/31	910,000	928,860
Series 2016 B, 5% 1/1/41	1,235,000	1,256,483
Series 2017 A, 5% 1/1/42	5,425,000	5,653,813
Series 2019 A:
5% 1/1/40	1,445,000	1,551,978
5% 1/1/44	425,000	452,754
Series A:
5% 1/1/38	65,000	71,660
5% 1/1/40	805,000	879,962
5% 1/1/41	2,135,000	2,319,699
5% 1/1/45	7,155,000	7,678,798
Joliet School District #86 Gen. Oblig. Series 2024, 4% 1/1/49	455,000	448,823
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	30,000	31,162
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	40,000	41,414
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	15,000	15,446
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	20,000	20,356
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	66,237
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	35,000	35,503
4% 12/1/39 (Assured Guaranty Muni. Corp. Insured)	175,000	176,984
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015 5% 1/1/28	155,000	155,202
Series 2017, 5% 1/1/29	60,000	63,142
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	605,000	614,247
Lake County High Scd # 115 Series 2023, 4.25% 11/1/43	2,170,000	2,236,433
Lake County Ill Cmnty. Cons School D Series 2023, 5.25% 5/1/43	2,635,000	2,881,774
Macon County School District Series 2020 C:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	404,530
4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	250,000	248,076
Madison County Cmnty. United School District #007 Series 2017:
5% 12/1/28	160,000	162,335
5% 12/1/29	165,000	167,327
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/25	250,000	248,879
0% 1/15/26	185,000	177,826
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540,000	439,414
0% 12/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,400,000	8,573,542
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,245,307
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	12,710,000	5,968,302
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	250,000	111,822
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	9,890,000	4,211,441
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	5,625,000	2,285,693
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	1,190,000	460,926
Series 2012 B, 0% 12/15/51	3,925,000	1,162,796
Series A:
0% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,132,950
0% 12/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	302,925
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	592,373
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	810,000	720,810
Series 1998 B, 5.5% 6/15/29	1,105,000	1,148,406
Series 2002 A:
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,815,000	8,550,624
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,750,000	2,542,670
0% 12/15/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	693,800
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,240,000	5,234,253
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	510,000	485,526
Series 2012 B, 0% 12/15/50	1,200,000	373,567
Series 2015 A:
0% 12/15/52 (Assured Guaranty Muni. Corp. Insured)	800,000	238,225
5% 6/15/53	895,000	900,652
Series 2017 A:
0% 12/15/56	1,340,000	331,299
0% 12/15/56 (Build America Mutual Assurance Insured)	1,100,000	271,962
5% 6/15/57	3,255,000	3,320,091
Series 2017 B:
0% 12/15/54 (Build America Mutual Assurance Insured)	3,050,000	827,668
0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	4,000,000	988,953
5% 12/15/25	120,000	121,935
5% 12/15/26	405,000	419,229
5% 12/15/27	40,000	42,171
5% 12/15/28	110,000	115,593
5% 12/15/31	80,000	83,837
5% 12/15/32	50,000	52,333
5% 12/15/34	50,000	52,219
Series 2020 A:
4% 6/15/50	5,390,000	5,106,528
5% 12/15/45	105,000	109,547
5% 6/15/50	15,765,000	16,337,117
Series 2020 B, 5% 6/15/42	1,805,000	1,910,115
Series 2022 A:
0% 12/15/35	50,000	33,187
0% 6/15/36	625,000	404,746
0% 12/15/36	215,000	136,251
0% 6/15/37	200,000	123,940
0% 12/15/38	420,000	242,202
0% 6/15/39	455,000	254,405
0% 12/15/39	1,235,000	676,857
0% 6/15/40	555,000	293,889
0% 12/15/40	1,040,000	539,557
0% 6/15/41	410,000	206,372
0% 12/15/41	775,000	382,081
4% 12/15/42	3,390,000	3,365,269
4% 12/15/47	4,200,000	4,038,724
4% 6/15/52	16,800,000	15,789,769
Northern Ill Univ. Ctfs. Prtn. (Energy Savings Projs.) Series 2024, 5.5% 4/1/49 (Build America Mutual Assurance Insured) (d)	1,500,000	1,624,771
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/41	1,000,000	1,018,139
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	85,000	85,908
4% 4/1/38 (Build America Mutual Assurance Insured)	85,000	85,528
4% 4/1/40 (Build America Mutual Assurance Insured)	55,000	54,647
5% 4/1/34 (Build America Mutual Assurance Insured)	955,000	1,015,598
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/28 (Pre-Refunded to 6/1/26 @ 100)	335,000	344,908
Rock Island County Pub. Bldg. Commission Series 2016, 5% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	500,000	519,294
Romeoville Gen. Oblig. Rev.:
(Lewis Univ. Proj.) Series 2015, 5% 10/1/42	360,000	359,992
Series 2018 B, 5% 10/1/39	295,000	295,067
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,343,776
Sales Tax Securitization Corp.:
Series 2017 A, 5% 1/1/28	750,000	795,781
Series 2018 C:
5.25% 1/1/34	1,500,000	1,619,382
5.25% 1/1/48 (Build America Mutual Assurance Insured)	5,640,000	5,901,402
Series 2023 C, 5% 1/1/31	2,410,000	2,667,709
Series 2023 D, 5% 1/1/36	1,690,000	1,889,401
Sangamon County Wtr. Reclamation District Series 2019 A, 4% 1/1/49	400,000	392,165
Schaumburg Village Gen. Oblig.:
Series 2013 A, 4% 12/1/41	5,300,000	5,300,616
Series 2023, 4% 12/1/30	2,270,000	2,396,954
Southern Illinois Univ. Rev. Series 2021 A:
4% 4/1/28	125,000	127,865
4% 4/1/31	200,000	207,452
4% 4/1/36	135,000	134,447
4% 4/1/38	210,000	207,752
Springfield Elec. Rev. Series 2024, 3% 3/1/37 (d)	2,000,000	1,856,569
St Clair County Ill Cmnty. Unit Series 2024 B, 5% 1/1/44 (Assured Guaranty Muni. Corp. Insured)	820,000	881,834
Univ. of Illinois Rev.:
Series 2018 A:
5% 4/1/29	225,000	240,060
5% 4/1/30	505,000	538,308
Series 2020 A:
4% 4/1/32	470,000	483,420
4% 4/1/35	630,000	645,167
4% 4/1/36	320,000	326,848
4% 4/1/38	410,000	417,515
Upper Illinois River Valley Dev. Auth. Edl. Facility Rev. (Cambridge Lakes Learning Ctr. Proj.) Series 2017 A:
5% 12/1/32 (g)	565,000	568,841
5.25% 12/1/47 (g)	1,135,000	1,105,373
Upper Illinois River Valley Dev. Auth. Rev. Series 2018:
5% 12/1/43	400,000	405,870
5% 12/1/48	250,000	251,975
Western Illinois Econ. Dev. Auth. (City of Quincy Proj.) Series 2019 B:
4% 12/1/29	140,000	142,911
4% 12/1/30	180,000	183,697
4% 12/1/32	250,000	252,472
4% 12/1/34	370,000	373,803
4% 12/1/36	425,000	427,435
Will County Cmnty. Unit School District #365-U Series 2007:
0% 11/1/26	135,000	127,502
0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	790,000	740,523
Will County School District Series 2022, 5.5% 1/1/49	300,000	330,803
Yorkville Svc. Area 2004-106 Tax Series 2016, 5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	745,000	760,388
TOTAL ILLINOIS		768,139,663
Indiana - 0.8%
Ball State Univ. Series 2019 S, 4% 7/1/36	435,000	442,017
Carmel Wtrwks. Rev. Series 2024 C:
5.25% 5/1/47	300,000	322,782
5.25% 5/1/51	1,375,000	1,468,757
Crown Point Multi-School Bldg. Corp. Series 2021, 5% 1/15/40	1,500,000	1,628,247
East Chicago Solid Waste Disp. Rev. Series 1998, 5.5% 9/1/28 (e)	245,000	238,411
Fishers Town Hall Bldg. Corp. Series 2023 A, 5.75% 1/15/63	4,110,000	4,767,340
Greater Clark Bldg. Corp. Ind. Series 2022, 6% 7/15/38	300,000	355,717
Indiana Dev. Fin. Auth. Envir. Rev. (United States Steel Corp. Proj.) Series 2021 A, 4.125% 12/1/26	1,945,000	1,954,637
Indiana Fin. Auth. Edl. Facilities Rev.:
(Depauw Univ. Proj.) Series 2022 A, 5.5% 7/1/52	5,600,000	5,917,444
(Rose-Hulman Institute of Technology Proj.) Series 2023, 5.75% 6/1/48	1,630,000	1,817,670
(Valparaiso Univ. Proj.) Series 2021:
5% 10/1/28	50,000	52,044
5% 10/1/33	35,000	36,746
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	210,000	201,960
Series 2020 B, 0.95%, tender 4/1/26 (b)(e)	945,000	910,063
Indiana Fin. Auth. Exempt Facilities Rev. (Resources Polyflow Indiana Proj.) Series 2019, 7% 3/1/39 (e)(g)	350,000	164,567
Indiana Fin. Auth. Health Facilities Rev.:
(Margaret Mary Health Proj.) Series 2024 A:
5.5% 3/1/44	650,000	707,243
5.75% 3/1/54	1,635,000	1,774,950
Series 2017 A, 5% 8/15/51	1,270,000	1,297,018
Series 2024:
4.25% 3/1/49	360,000	357,804
5% 3/1/43	755,000	815,079
5.25% 3/1/54	1,660,000	1,814,218
Indiana Fin. Auth. Health Sys. Rev.:
Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	35,000	34,667
Series 2016 A, 4% 11/1/51	2,705,000	2,630,538
Series 2023 A:
5% 10/1/41	1,250,000	1,392,614
5% 10/1/42	2,000,000	2,214,976
5% 10/1/46	500,000	543,560
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	25,000	26,885
5% 11/1/29	80,000	87,276
5% 11/1/30	20,000	22,126
Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	1,000,000	969,820
Series 2020 A, 4% 7/1/45	1,205,000	1,148,254
Series 2022:
4.25% 1/1/47 (Assured Guaranty Muni. Corp. Insured)	535,000	536,290
5% 1/1/52 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,572,424
Series 2024 A:
5.5% 9/15/39	700,000	762,866
5.5% 9/15/44	245,000	261,543
Indiana Fin. Auth. Midwestern Disaster Relief Rev. Series 2012 A, 4.25% 11/1/30	4,095,000	4,223,608
Indiana Fin. Auth. Poll. Cont. Rev. Series 2010 B, 2.5% 11/1/30	385,000	355,342
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	145,000	141,346
(Citizens Energy Group Proj.) Series 2023 A:
5% 10/1/32	2,100,000	2,407,025
5% 10/1/33	1,400,000	1,621,209
(Marquette Proj.) Series 2015 A, 5% 3/1/39	285,000	285,080
Series 2015 A, 5.25% 2/1/32	1,025,000	1,035,891
Series 2015, 5% 3/1/36	250,000	250,810
Series 2016:
5% 9/1/26	160,000	165,039
5% 9/1/27	185,000	191,463
5% 9/1/29	185,000	190,846
5% 9/1/30	170,000	175,323
5% 9/1/31	100,000	103,099
Series 2018 A:
5% 11/15/48	350,000	352,560
5% 11/15/53	300,000	301,016
Series 2019 E, 5% 2/1/25	785,000	787,460
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2016 A, 5% 10/1/46	2,800,000	2,845,670
Series 2023 A:
5% 10/1/35	1,100,000	1,254,148
5% 10/1/36	1,000,000	1,136,166
5% 10/1/37	625,000	707,316
5% 10/1/39	1,000,000	1,122,767
CWA Auth. Proj. Series 2022 B, 5.25% 10/1/47	1,900,000	2,051,471
Series 2021 2, 5% 10/1/41	1,235,000	1,353,429
Indiana Finl. Authorities Student Hsg.:
(CHF - Tippecanoe, L.L.C. - Student housing Proj.) Series 2023 A, 5.125% 6/1/58	1,700,000	1,763,365
(CHF - Tippecanoe, L.L.C. - Student Hsg. Proj.) Series 2023 A:
5% 6/1/43	855,000	897,160
5% 6/1/53	890,000	918,687
(SFP-PUFW I, LLC -- Student Hsg. Proj.) Series 2024 A, 5% 7/1/59	725,000	741,018
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (g)	480,000	423,852
Series 2019 B, 3.5% 1/1/49	20,000	19,879
Series 2020 B1, 3.25% 7/1/49	250,000	247,639
Series 2021 B, 3% 7/1/50	340,000	334,545
Series 2021 C1, 3% 1/1/52	1,000,000	978,819
Series A:
3.75% 1/1/49	110,000	109,959
5% 1/1/28	20,000	21,101
5% 7/1/28	20,000	21,229
5% 1/1/29	20,000	21,432
5% 7/1/29	15,000	16,190
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A, 5% 1/1/28	1,500,000	1,502,301
Series 2016 A, 5% 1/1/42	3,050,000	3,108,028
Series 2017 A:
5% 1/1/32	225,000	237,563
5% 1/1/34	110,000	115,786
Indiana Secondary Mkt For Ed. L Series 2022 1A, 4.5% 6/1/39 (e)	415,000	411,256
Indianapolis Local Pub. Impt.:
(Ad Valorem Property Tax Fund Proj.) Series 2023 D, 6% 2/1/48	1,250,000	1,452,201
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	995,000	1,041,973
(Indianapolis Arpt. Auth. Proj.):
Series 2015 I, 5% 1/1/28 (e)	425,000	425,466
Series 2019 D, 5% 1/1/28 (e)	3,695,000	3,865,222
Series 2016:
4% 1/1/32 (e)	120,000	120,332
4% 1/1/33 (e)	120,000	120,417
4% 1/1/34 (e)	150,000	150,444
4% 1/1/35 (e)	340,000	340,620
5% 1/1/26 (e)	125,000	127,043
Series 2023 E, 6.125% 3/1/57	375,000	408,722
Series 2023 F1, 5.25% 3/1/67	2,005,000	2,167,774
Mount Vernon Ind. Envir. Bonds Series 2015, 4.25%, tender 9/1/28 (b)(e)	250,000	252,849
Northern Indiana Commuter Trans. District Series 2016, 5% 7/1/41	600,000	609,733
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	145,000	154,331
5% 7/1/35	285,000	302,505
5% 7/1/36	310,000	328,766
5% 7/1/37	290,000	307,133
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	55,000	54,748
4% 4/1/46	125,000	119,689
5% 4/1/40	125,000	131,316
5% 4/1/43	1,290,000	1,341,137
Series 2020:
4% 4/1/37	680,000	682,574
5% 4/1/29	60,000	63,896
5% 4/1/32	50,000	53,442
Saint Joseph County Ind. Edl. Facilities Rev. Series 1996, 6.5% 3/1/26	210,000	218,991
Shoals Exempt Facilities Rev. (Nat'l. Gypsum Co. Proj.) Series 2013, 7.25% 11/1/43 (e)	255,000	255,511
Terre Haute Ind. San District Series 2023, 5.25% 9/28/28	1,650,000	1,653,292
Valparaiso Exempt Facilities Rev. (Pratt Paper (IN), LLC Proj.) Series 2024:
4.5% 1/1/34 (e)(g)	1,050,000	1,074,023
4.875% 1/1/44 (e)(g)	1,350,000	1,391,735
5% 1/1/54 (e)(g)	2,000,000	2,050,280
Warrick County Envir. Impt. Rev. Bonds Series 2015, 4.25%, tender 9/1/28 (b)(e)	250,000	252,849
Whiting Envir. Facilities Rev. Bonds:
(BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(e)	1,600,000	1,628,193
(BP Products North America INC. Proj.) Series 2015, 4.4%, tender 6/10/31 (b)(e)	2,775,000	2,851,497
TOTAL INDIANA		100,195,150
Iowa - 0.1%
Coralville Gen. Oblig.:
Series 2017 B, 4.25% 5/1/37	150,000	127,646
Series 2022 C, 5% 5/1/42	300,000	302,745
Iowa Fin. Auth. Series 2018 A:
5% 3/1/33	165,000	167,301
5% 3/1/38	130,000	131,154
5% 3/1/48	240,000	238,221
Iowa Fin. Auth. Midwestern Disaster Area Rev. (Iowa Fertilizer Co. Proj.) Series 2022, 5% 12/1/50 (Pre-Refunded to 12/1/32 @ 100)	1,130,000	1,304,755
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/48	205,000	213,070
Iowa Fin. Auth. Single Family Mtg.:
(Mtg.-Backed Securities Prog.):
Series 2020 A, 3.75% 1/1/50	695,000	694,801
Series 2021 A, 3% 1/1/47	585,000	575,054
Series 2018 A, 4% 7/1/47	80,000	80,162
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.):
Series 2020:
4% 10/1/45	650,000	633,117
4% 10/1/50	120,000	113,697
Series 2022:
4.75% 10/1/42	170,000	176,517
5% 10/1/47	180,000	187,743
5.375% 10/1/52	200,000	211,236
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2019 B:
3% 12/1/39 (e)	35,000	33,223
5% 12/1/29 (e)	740,000	781,566
Series 2019 C, 3.5% 12/1/44 (e)	1,250,000	1,048,346
Series 2024 C, 5% 12/1/54 (e)	295,000	292,288
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	705,000	721,161
4% 6/1/36	705,000	716,958
4% 6/1/39	705,000	709,423
4% 6/1/49	1,290,000	1,216,098
5% 6/1/32	635,000	687,375
Series 2021 B1, 4% 6/1/49	765,000	763,718
Series 2021 B2, 0% 6/1/65	9,100,000	1,408,822
Waukee Cmnty. School District Series 2020 B, 2% 6/1/37	1,000,000	781,958
TOTAL IOWA		14,318,155
Kansas - 0.2%
City of Topeka Health Care Facilities Rev. Series 2022 A:
6.25% 12/1/42	340,000	357,577
6.5% 12/1/52	630,000	657,737
Coffeyville Elec. Util. Sys. Rev. Series 2015 B, 5% 6/1/38 (Pre-Refunded to 6/1/25 @ 100) (g)	800,000	803,791
Hutchinson Hosp. Facilities Rev. Series 2016:
5% 12/1/36	275,000	270,004
5% 12/1/41	145,000	128,653
Lenexa Health Care Facilities Rev. Series 2018 A:
5% 5/15/30	175,000	178,895
5% 5/15/32	160,000	163,304
5% 5/15/39	165,000	166,955
Lyon Unified School District Series 2019:
4% 9/1/33	110,000	111,854
4% 9/1/39	640,000	645,779
Overland Park Dev. Corp. Rev. Series 2019:
5% 3/1/32	215,000	221,906
5% 3/1/33	230,000	236,828
5% 3/1/34	240,000	246,789
5% 3/1/36	265,000	271,277
5% 3/1/38	295,000	301,612
5% 3/1/44	495,000	502,488
5% 3/1/49	975,000	986,231
Overland Park Sales Tax Spl. Oblig. Rev. (Bluhawk Star Bond Proj.) Series 2022 A, 6.5% 11/15/42 (g)	4,850,000	5,012,703
Sedgwick County Pub. Commission:
(Board of Trustees of Wichita State Univ. - Experiential Engineering Proj.) Series 2014 3, 5% 2/1/39	1,050,000	1,052,452
(Board of trustees of Wichita State Univ. - Experiential Engineering Proj.) Series 2014 3, 5% 2/1/44	725,000	726,597
Sedgwick Unified School District Series 2019 A:
4% 9/1/31	240,000	244,784
4% 9/1/32	180,000	183,096
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 5% 9/1/48	4,640,000	4,788,173
Wichita Health Care Facilities Series 2018 I:
4.625% 5/15/41	30,000	28,095
5% 5/15/33	230,000	232,106
5% 5/15/38	365,000	366,064
5% 5/15/47	150,000	139,044
Wyandotte County-Kansas City Unified Govt. Sales Tax Spl. Oblig. Rev.:
(Vacation Village Proj. Area 4 - Major Multi-Sport Athletic Complex Proj.) Series 2015, 0% 9/1/34 (g)	2,100,000	931,222
Series 2015 A, 5.75% 9/1/32	780,000	736,468
Wyandotte County/Kansas City K (Legends Apts. Garage and West Lawn Proj.) Series 2018, 4.5% 6/1/40	75,000	75,097
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	480,000	484,431
5% 9/1/45	725,000	730,038
TOTAL KANSAS		21,982,050
Kentucky - 0.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	65,000	65,419
Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,110,000	994,448
4% 2/1/33	170,000	168,770
4% 2/1/35	135,000	132,288
4% 2/1/36	50,000	48,689
4% 2/1/37	35,000	33,992
4% 2/1/38	195,000	188,004
5% 2/1/25	60,000	60,084
5% 2/1/28	175,000	182,606
5% 2/1/32	100,000	104,041
Boyle County Edl. Facilities Rev.:
Series 2017, 5% 6/1/37	115,000	118,245
Series 2023 A, 5.25% 6/1/49	700,000	744,717
Campbellsville Indl. Bldg. Rev. (Capmpbellsville Univ. Proj.) Series 2017, 5% 3/1/39	300,000	298,165
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	500,000	475,801
Columbia Edl. Dev. Rev. (Lindsey Wilson College Proj.) Series 2019, 5% 12/1/33	300,000	304,257
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev.:
Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (Assured Guaranty Muni. Corp. Insured)	190,000	190,035
Series 2017 A, 5% 12/1/45 (Assured Guaranty Muni. Corp. Insured)	940,000	973,263
Henderson Rev. (Pratt Paper (KY), LLC Proj.):
Series 2022 A:
4.45% 1/1/42 (e)(g)	300,000	297,938
4.7% 1/1/52 (e)(g)	1,100,000	1,098,821
Series 2022 B:
4.45% 1/1/42 (e)(g)	1,010,000	1,003,058
4.7% 1/1/52 (e)(g)	1,535,000	1,533,355
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/28	195,000	199,005
5% 1/1/31	185,000	188,331
5% 1/1/32	185,000	188,235
5% 1/1/33	75,000	76,277
Series 2019:
5% 1/1/38	45,000	47,801
5% 1/1/39	45,000	47,631
5% 1/1/44	125,000	130,947
5% 1/1/49	160,000	166,301
Series 2024 A, 5.25% 1/1/49 (e)	850,000	911,151
Kentucky Econ. Dev. Fin. Auth.:
(Masonic Home Independent Living II, Inc. - The Meadow Proj. and Grove Pointe Proj.) Series 2016 A:
5% 5/15/46	995,000	839,378
5% 5/15/51	520,000	423,535
Series 2019 A1:
5% 8/1/33	55,000	58,883
5% 8/1/44	1,260,000	1,312,342
Series 2019 A2, 5% 8/1/49	2,590,000	2,681,171
Kentucky Econ. Dev. Fin. Auth. Healthcare Facilities Rev.:
(Baptist Life Cmntys. Proj.) Series 2016 A:
6.25% 11/15/46	590,000	456,035
6.375% 11/15/51	820,000	621,534
Series 2012:
5.375% 11/15/42	635,000	544,079
5.5% 11/15/45	230,000	195,174
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	5,000	5,009
5% 6/1/26	5,000	5,015
5% 6/1/27	5,000	5,026
5% 6/1/28	5,000	5,025
5% 6/1/29	5,000	5,024
5% 6/1/30	5,000	5,024
5.25% 6/1/50	3,405,000	3,411,966
Series 2017 A:
5% 6/1/37	1,570,000	1,601,875
5% 6/1/41	1,310,000	1,328,732
5% 6/1/45	3,320,000	3,352,936
5.25% 6/1/41	2,005,000	2,045,405
Series 2017 B:
5% 8/15/32	150,000	156,786
5% 8/15/33	75,000	78,282
5% 8/15/35	85,000	88,471
5% 8/15/41 (Escrowed to Maturity)	900,000	926,982
5% 8/15/46	570,000	584,325
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2019 B1, 5% 6/1/36 (e)	1,380,000	1,437,104
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2019 A, 4% 9/1/45	750,000	702,745
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	70,000	72,695
(Proj. No. 119) Series 2018:
5% 5/1/26	125,000	128,654
5% 5/1/28	65,000	69,722
5% 5/1/29	765,000	817,852
5% 5/1/30	70,000	74,675
5% 5/1/31	30,000	31,939
5% 5/1/32	190,000	201,350
5% 5/1/33	170,000	180,101
5% 5/1/34	190,000	201,495
5% 5/1/35	115,000	121,583
5% 5/1/36	100,000	105,668
5% 5/1/38	255,000	270,441
Series 2024 A:
5% 10/1/35	2,250,000	2,601,985
5% 10/1/39	1,410,000	1,599,673
Series A:
4% 11/1/34	80,000	81,369
4% 11/1/35	25,000	25,406
4% 11/1/36	65,000	65,944
4% 11/1/37	80,000	81,059
4% 11/1/38	35,000	35,399
5% 8/1/27	25,000	25,311
5% 11/1/29	285,000	307,201
5% 11/1/30	120,000	128,988
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 4% 11/1/51	45,000	44,274
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series 2024 A, 5% 7/1/27	2,250,000	2,379,158
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 C2, 4.629%, tender 12/1/24 (b)	1,500,000	1,502,862
Series 2019 C, 4%, tender 2/1/28 (b)	3,435,000	3,489,549
Series 2022 A2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 4.269%, tender 8/1/30 (b)(c)	1,950,000	1,956,650
Series 2024 A, 5%, tender 7/1/30 (b)	4,615,000	4,901,960
Series 2024 A1, 5.25%, tender 2/1/32 (b)	7,970,000	8,656,549
Series 2024 B, 5%, tender 8/1/32 (b)	3,600,000	3,872,506
Series A, 4%, tender 6/1/26 (b)	6,810,000	6,861,772
Series C1, 4%, tender 6/1/25 (b)	12,570,000	12,599,678
Series A:
4% 12/1/24	30,000	30,000
4% 6/1/25	40,000	40,051
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	420,000	433,067
Series 2020 D, 5%, tender 10/1/29 (b)	505,000	543,382
Series 2016 A:
5% 10/1/26	360,000	371,706
5% 10/1/31	360,000	367,871
5% 10/1/32	435,000	443,913
5% 10/1/33	245,000	249,602
Series 2020 A:
3% 10/1/43	3,785,000	3,054,174
4% 10/1/39	335,000	332,657
5% 10/1/37	1,525,000	1,611,665
5% 10/1/38	360,000	379,451
Louisville & Jefferson County Metropolitan Govt. Hosp. Rev. (UOFL Health Proj.) Series 2022 A, 5% 5/15/47 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,654,835
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds Series 2019 A, 1.75%, tender 7/1/26 (b)	1,385,000	1,348,249
Owensboro Elec. Lt. & Pwr. Rev. Series 2019, 4% 1/1/25	540,000	539,939
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.3%, tender 9/1/27 (b)(e)	2,500,000	2,305,161
TOTAL KENTUCKY		102,048,729
Louisiana - 0.6%
Cap. Area Fin. Auth. (Mortgaged-Backed Securities Prog.) Series 2023, 6.5% 4/1/54	2,065,000	2,318,393
East Baton Rouge Sewerage Commission Rev. Bonds Series 2021 A, 1.3%, tender 2/1/28 (b)	2,010,000	1,815,423
Jefferson Parish Econ. Dev. & Port District Rev. Series 2018 A:
5.5% 6/15/38 (g)	335,000	341,195
5.625% 6/15/48 (g)	395,000	399,075
Lafayette Parish School Board Sales Tax Rev. Series 2023:
4% 4/1/48	1,900,000	1,928,039
4% 4/1/53	1,900,000	1,917,182
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	705,000	767,399
Louisiana Local Govt. Envir. Facilities:
(CDF Healthcare of Louisiana, LLC Proj.) Series 2015 A, 5.625% 6/1/45	955,000	854,836
(St. James Place of Baton Rouge Proj.) Series 2015 A:
6% 11/15/35	120,000	120,471
6.25% 11/15/45	765,000	766,688
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth.:
(Provident Group - ULM Properties LLC - Univ. of Louisana at Monroe Proj.) Series 2019 A:
5% 7/1/39 (g)	255,000	242,537
5% 7/1/54 (g)	410,000	358,585
(Provident Group - ULM Properties LLC - Univ. of Louisiana at Monroe Proj.) Series 2019 A, 5% 7/1/29 (g)	95,000	94,895
(Ragin' Cajun Facilities, Inc. - Student Hsg. and Parking Proj.) Series 2018, 5% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	545,000	555,520
(Westlake Chemical Corp. Projs.) Series 2017, 3.5% 11/1/32	2,000,000	1,961,041
Louisiana Local Govt. Envir. Facilities And Cmnty. Dev. Auth. Facilities Rev. (The Glen Retirement Sys. Proj.) Series 2019 A, 5% 1/1/49	595,000	452,371
Louisiana Offshore Term. Auth. Deepwater Port Rev. (Loop LLC Proj.) Series 2013 A, 4.2%, tender 9/1/28 (b)	1,000,000	1,012,027
Louisiana Pub. Facilities Auth. Hosp. Rev. Series 2020 A, 3% 6/1/50 (Assured Guaranty Muni. Corp. Insured)	2,190,000	1,812,542
Louisiana Pub. Facilities Auth. Lease Rev. (Provident Group - Flagship Properties LLC - Louisiana State Univ. Nicholson Gateway Proj.) Series 2016 A, 5% 7/1/46	1,145,000	1,155,936
Louisiana Pub. Facilities Auth. Rev.:
(I-10 Calccasieu River Bridge Pub.-Private Partnership Proj.) Series 2024:
5% 9/1/66 (e)	3,500,000	3,633,764
5.75% 9/1/64 (e)	8,760,000	9,630,191
(Loyola Univ. Proj.) Series 2017, 5.25% 10/1/46	2,110,000	2,249,043
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	300,000	301,120
Series 2017:
4% 5/15/42	750,000	750,740
5% 5/15/27	55,000	57,169
(Provident Group - HSC Properties, Inc. LSU Health Foundation) Series 2020 A1:
5.1% 1/1/57 (g)	1,980,000	1,668,548
5.375% 1/1/40 (g)	860,000	820,222
5.5% 1/1/50 (g)	590,000	540,555
(Tulane Univ. of Louisiana Proj.):
Series 2016 A:
5% 12/15/28	245,000	254,848
5% 12/15/29	240,000	249,409
Series 2020 A, 5% 4/1/45	1,045,000	1,111,975
Loyola Univ. Proj. Series 2021, 4% 10/1/41	235,000	228,727
Series 2018 E:
5% 7/1/32	95,000	101,637
5% 7/1/33	75,000	80,099
5% 7/1/34	90,000	96,051
Louisiana Pub. Facilities Auth. Solid Waste Disp. Rev. Bonds (Waste Pro U.S.A., Inc. Proj.) Series 2023, 6.75%, tender 10/1/28 (b)(e)(g)	2,800,000	3,054,079
New Orleans Aviation Board Series 2018 A, 5% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	255,000	263,034
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (e)	630,000	630,730
5% 1/1/31 (e)	305,000	305,353
5% 1/1/34 (e)	1,180,000	1,181,367
5% 1/1/35 (e)	1,615,000	1,616,870
Series 2017 A:
5% 1/1/43	550,000	561,624
5% 1/1/48	1,255,000	1,276,849
Series 2017 B:
5% 1/1/27 (e)	50,000	51,531
5% 1/1/28 (e)	30,000	30,858
5% 1/1/32 (e)	50,000	51,313
5% 1/1/33 (e)	85,000	87,157
5% 1/1/34 (e)	25,000	25,607
5% 1/1/35 (e)	50,000	51,190
5% 1/1/37 (e)	705,000	720,340
5% 1/1/48 (e)	1,080,000	1,091,286
Series 2017 D2:
5% 1/1/27 (e)	60,000	61,837
5% 1/1/28 (e)	90,000	92,573
5% 1/1/31 (e)	80,000	82,178
5% 1/1/33 (e)	125,000	128,172
5% 1/1/34 (e)	150,000	153,643
5% 1/1/36 (e)	115,000	117,613
5% 1/1/37 (e)	185,000	189,025
5% 1/1/38 (e)	365,000	372,538
New Orleans Swr. Svc. Rev. Series 2015:
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	440,000	444,316
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	400,000	403,924
New Orleans Wtr. Series 2015, 5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	1,625,000	1,658,175
Saint James Parish Gen. Oblig.:
(Nustar Logistics, L.P. Proj.) Series 2010, 6.35% 7/1/40 (g)	750,000	829,379
Bonds (Nustar Logistics, L.P. Proj.):
Series 2008, 6.1%, tender 6/1/30 (b)(g)	740,000	822,630
Series 2010 B, 6.1%, tender 6/1/30 (b)(g)	975,000	1,086,573
Series 2011, 5.85%, tender 6/1/25 (b)(g)	1,410,000	1,423,787
Shreveport Gen. Oblig. Series 2024, 5% 3/1/54 (d)	3,235,000	3,420,507
Shreveport Wtr. & Swr. Rev.:
Series 2017 A, 5% 12/1/41 (Assured Guaranty Muni. Corp. Insured)	565,000	583,791
Series 2019 B:
4% 12/1/44 (Assured Guaranty Muni. Corp. Insured)	210,000	204,325
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	265,000	255,859
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	2,320,000	2,274,983
Bonds:
(Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	2,000,000	2,017,601
Series 2017 B2, 2.375%, tender 7/1/26 (b)	1,790,000	1,760,043
TOTAL LOUISIANA		70,030,913
Maine - 0.2%
Auburn (Edward Little High School Proj.) Series 2021, 2.25% 11/1/39	2,640,000	1,995,091
Brunswick Series 2020, 2.375% 11/1/37	330,000	273,985
Maine Fin. Auth. Rev. (Go Lab. Madison, LLC Proj.) Series 2021, 8% 12/1/51 (e)(g)	900,000	295,609
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Sys., Inc. Proj.) Series 2005 R3, 5.25% 1/1/25 (e)(g)	120,000	120,125
Maine Fin. Auth. Student Ln. Rev. (Supplemental Ed. Ln. Prog.):
Series 2021 A1:
5% 12/1/28 (Assured Guaranty Muni. Corp. Insured) (e)	105,000	110,519
5% 12/1/29 (Assured Guaranty Muni. Corp. Insured) (e)	105,000	110,556
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured) (e)	105,000	111,208
Series 2024 A1:
4.5% 12/1/38 (Assured Guaranty Muni. Corp. Insured) (e)	960,000	975,967
4.5% 12/1/39 (Assured Guaranty Muni. Corp. Insured) (e)	860,000	872,473
5% 12/1/45 (Assured Guaranty Muni. Corp. Insured) (e)	300,000	308,522
Maine Health & Higher Edl. Facilities Series 2024 B, 5.25% 10/1/54	3,985,000	4,418,390
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A, 4% 7/1/41	350,000	314,386
Series 2017 A, 5% 7/1/47	2,645,000	2,698,212
Series 2017 B:
4% 7/1/25	55,000	55,164
4% 7/1/31	85,000	86,092
4% 7/1/32	60,000	60,608
4% 7/1/34	125,000	126,188
5% 7/1/26	40,000	41,068
5% 7/1/28	65,000	68,006
5% 7/1/29	50,000	52,121
5% 7/1/33	140,000	145,735
5% 7/1/35	90,000	93,599
Series 2018 A:
5% 7/1/30	65,000	69,171
5% 7/1/31	60,000	63,649
5% 7/1/34	110,000	116,197
5% 7/1/35	155,000	163,358
5% 7/1/36	180,000	189,185
5% 7/1/37	170,000	178,278
5% 7/1/38	125,000	130,804
5% 7/1/43	250,000	257,745
Series 2020 A:
4% 7/1/36	315,000	321,648
4% 7/1/37	255,000	259,708
4% 7/1/38	265,000	268,741
4% 7/1/39	330,000	333,325
4% 7/1/40	465,000	468,458
4% 7/1/50	1,660,000	1,592,809
Series 2021 A, 4% 7/1/51	1,000,000	990,622
Maine Hsg. Auth. Mtg.:
Series 2020 C, 4% 11/15/50	445,000	447,707
Series C, 3.5% 11/15/46	40,000	40,002
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2014 C1, 3.5% 11/15/44 (e)	15,000	15,000
Maine Tpk. Auth. Tpk. Rev.:
Series 2015:
5% 7/1/32	125,000	126,239
5% 7/1/38	80,000	80,503
Series 2018:
5% 7/1/33	40,000	42,728
5% 7/1/34	55,000	58,598
5% 7/1/35	60,000	63,704
5% 7/1/36	110,000	116,660
5% 7/1/47	30,000	31,287
TOTAL MAINE		19,759,750
Maryland - 1.3%
Anne Arundel County Gen. Oblig.:
Series 2021, 3% 10/1/37	2,540,000	2,378,936
Series 2023, 5% 10/1/46	2,195,000	2,431,769
Series 2024, 4% 10/1/53	500,000	503,539
Baltimore Convention Ctr. Hotel Rev. Series 2017:
5% 9/1/25	305,000	306,335
5% 9/1/26	100,000	101,270
5% 9/1/33	210,000	212,866
5% 9/1/34	765,000	774,631
5% 9/1/36	870,000	878,723
5% 9/1/39	500,000	502,882
5% 9/1/42	1,135,000	1,141,038
5% 9/1/46	3,685,000	3,700,982
Baltimore County Gen. Oblig.:
Series 2018, 5% 3/1/25	500,000	502,434
Series 2020, 4% 1/1/45	250,000	235,137
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	330,000	333,477
Series 2022, 5% 6/1/51	600,000	608,273
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C, 5% 7/1/33	945,000	945,852
(Wtr. Projs.):
Series 2014 C, 5% 7/1/31	635,000	635,909
Series 2019 A, 4% 7/1/49	1,385,000	1,381,612
Series 2020 A:
4% 7/1/45	1,415,000	1,419,075
5% 7/1/50	1,555,000	1,643,701
Brunswick Spl. Oblig. Series 2019:
4% 7/1/29	80,000	79,587
5% 7/1/36	84,000	85,729
City of Westminster Series 2016:
5% 11/1/27	315,000	323,292
5% 11/1/28	335,000	343,638
5% 11/1/29	355,000	364,092
5% 11/1/30	375,000	384,057
5% 11/1/31	110,000	112,520
Frederick County Edl. Facilities Rev. Series 2017 A, 5% 9/1/45 (g)	500,000	484,520
Frederick County Gen. Oblig. Series 2021 A, 1.75% 10/1/36	1,250,000	989,062
Frederick County Tax Increment and Spl. Tax Series 2020 B, 4.625% 7/1/43 (g)	455,000	453,733
Gaithersburg Eco Dev. Rev. Bd Series 2018 A:
5% 1/1/27	210,000	213,299
5% 1/1/28	280,000	286,962
5% 1/1/33	1,750,000	1,795,658
5% 1/1/36	85,000	86,850
Howard County Spl. Oblig. (Downtown Columbia Proj.) Series 2017 A, 4.5% 2/15/47 (g)	235,000	226,579
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	367,123
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2014 C, 4% 9/1/44	60,000	59,955
Series 2018 A, 4.5% 9/1/48	575,000	582,887
Series 2019 C:
3.5% 3/1/50	80,000	79,522
5% 9/1/27	45,000	47,203
5% 9/1/28	5,000	5,353
Series 2023 E, 6.25% 3/1/54	855,000	937,192
Maryland Dept. of Trans.:
Series 2016:
3% 11/1/30	1,680,000	1,670,746
3% 11/1/31	1,500,000	1,486,148
Series 2021 B:
4% 8/1/37 (e)	640,000	641,389
4% 8/1/38 (e)	575,000	574,781
4% 8/1/51 (e)	1,270,000	1,213,585
5% 8/1/36 (e)	625,000	665,762
5% 8/1/46 (e)	6,265,000	6,540,165
Series 2024 A:
5.25% 8/1/49 (Assured Guaranty Muni. Corp. Insured) (e)	3,300,000	3,587,813
5.25% 8/1/54 (Assured Guaranty Muni. Corp. Insured) (e)	500,000	540,088
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/25	150,000	150,639
5% 6/1/27	140,000	145,121
5% 6/1/30	530,000	555,961
5% 6/1/32	145,000	151,638
5% 6/1/35	1,085,000	1,130,101
(Trans. Facilities Proj.) Series 2017 A, 5% 6/1/28	210,000	220,649
Series 2022 A:
5% 12/31/42	1,000,000	1,059,612
5.25% 6/30/53	1,500,000	1,580,544
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
4% 9/1/40	485,000	458,477
4% 9/1/50	1,090,000	954,910
(Purple Line Lt. Rail Proj.):
Series 2022 A, 5% 11/12/28 (e)	2,750,000	2,802,441
Series 2022 B:
5.25% 6/30/52 (e)	1,000,000	1,048,464
5.25% 6/30/55 (e)	11,120,000	11,628,382
Purple Line Lt. Rail Proj. Series 2022 B, 5.25% 6/30/47 (e)	1,350,000	1,425,597
Maryland Econ. Dev. Corp. Rev. Bonds (Constellation Energy Group INC. Proj.) Series 2006 B, 4.1%, tender 4/3/28 (b)	800,000	822,104
Maryland Econ. Dev. Corp. Sr. Parking Facilities Rev.:
(Baltimore City Proj.):
Series 2018 A, 5% 6/1/58	715,000	727,231
Series 2018 C:
4% 6/1/48	115,000	96,609
4% 6/1/58	340,000	272,627
Series 2018 C, 4% 6/1/38	35,000	32,114
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Bowie State Univ. Proj.) Series 2015:
5% 6/1/29 (g)	335,000	337,459
5% 6/1/33 (g)	360,000	362,096
(Morgan State Univ. Proj.) Series 2020, 5% 7/1/56	1,900,000	1,944,444
(Univ. of Maryland, College Park - Leonardtown Proj.) Series 2024:
5.125% 7/1/59 (Assured Guaranty Muni. Corp. Insured)	725,000	771,039
5.25% 7/1/64 (Assured Guaranty Muni. Corp. Insured)	990,000	1,058,190
(Univ. of Maryland, College Park Projs.) Series 2016:
5% 6/1/35 (Assured Guaranty Muni. Corp. Insured)	645,000	658,413
5% 6/1/43 (Assured Guaranty Muni. Corp. Insured)	240,000	243,175
Maryland Gen. Oblig. Series 2018 A, 5% 3/15/26	1,000,000	1,028,241
Maryland Health & Higher Edl.:
Series 2021 A:
3% 7/1/51	2,815,000	2,175,386
4% 6/1/38	500,000	486,103
4% 6/1/46	1,050,000	979,153
4% 6/1/51	2,345,000	2,148,339
4% 6/1/55	1,020,000	931,579
5% 6/1/29	125,000	131,605
5% 6/1/31	20,000	21,327
5% 6/1/33	320,000	338,494
Series 2021 B, 4% 1/1/51	700,000	683,622
Series 2023, 5.25% 7/1/33 (g)	400,000	416,772
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,550,000	1,589,446
Series 2015:
5% 7/1/27	900,000	907,909
5% 7/1/29	370,000	373,292
5% 8/15/33	1,325,000	1,328,736
5% 7/1/45	1,915,000	1,921,225
5% 7/1/47	2,610,000	2,623,646
Series 2016 A:
4% 7/1/42	255,000	238,747
5% 7/1/32	85,000	86,769
5% 7/1/33	215,000	219,351
5% 7/1/34	255,000	260,006
5% 7/1/35	225,000	229,245
5% 7/1/36	210,000	213,639
5% 7/1/38	65,000	65,923
5.5% 1/1/36	2,475,000	2,542,598
5.5% 1/1/46	4,680,000	4,756,901
Series 2017 A:
5% 7/1/33	365,000	374,307
5% 7/1/38	1,030,000	1,050,111
Series 2020 B, 5% 4/15/25	60,000	60,375
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,050,000	5,464,699
5% 6/1/52	1,195,000	1,283,866
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	3,235,000	3,244,847
Series 2022 A:
4% 6/1/35	160,000	166,610
4% 6/1/37	135,000	139,295
4% 6/1/38	145,000	148,819
4% 6/1/47	1,665,000	1,668,846
Maryland Stadium Auth. Rev.:
Series 2018 A:
5% 5/1/34	530,000	560,618
5% 5/1/42	1,710,000	1,782,939
Series 2018 B, 5% 5/1/35	1,180,000	1,246,291
Series 2022 C:
0% 5/1/51	1,355,000	410,695
0% 5/1/52	2,040,000	589,859
0% 5/1/53	1,010,000	278,315
0% 5/1/54	1,490,000	391,057
0% 5/1/55	925,000	231,288
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2019, 4% 6/1/33 (e)	960,000	969,309
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	315,000	340,984
Montgomery County Econ. Dev. Rev. Series 2018 A, 5.375% 7/1/48	915,000	833,205
Montgomery County Gen. Oblig. Series 2021 A, 2% 8/1/41	3,000,000	2,247,263
Prince Georges County Ctfs. of Prtn. Series 2021, 5% 10/1/27	1,740,000	1,849,207
Prince Georges County Rev. Auth. Spl. Oblig. (Suitland-Naylor Road Proj.) Series 2016:
4.75% 7/1/36 (g)	245,000	246,216
5% 7/1/46 (g)	350,000	351,189
Rockville Mayor & Council Econ. Dev.:
(Ingleside at King Farm Proj.):
Series 2017 A1, 5% 11/1/31	210,000	213,180
Series 2017 A2:
5% 11/1/29	70,000	71,096
5% 11/1/31	85,000	86,287
5% 11/1/32	70,000	70,965
Series 2017 B:
4.25% 11/1/37	55,000	51,675
4.5% 11/1/43	275,000	256,573
5% 11/1/47	1,005,000	973,775
(Rfdg.-Ingleside King Farm Proj.) Series 2017:
5% 11/1/35	140,000	141,743
5% 11/1/37	315,000	318,076
5% 11/1/42	1,280,000	1,280,150
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2024 A, 4% 4/1/43	1,160,000	1,176,644
Washington County Econ. Dev. Rev. (Homewood Maryland Obligated Group Proj.) Series 2021:
4% 5/1/26	245,000	246,771
4% 5/1/27	255,000	258,511
4% 5/1/30	285,000	292,124
4% 5/1/31	155,000	159,066
4% 5/1/36	985,000	995,669
4% 5/1/42	2,010,000	1,964,526
Washington Metropolitan Area Transit Auth. Series 2021 A, 4% 7/15/39	1,000,000	1,026,217
Washington Suburban San. District:
Series 2016, 5% 6/1/38	2,485,000	2,551,204
Series 2024:
4% 6/1/45	1,475,000	1,500,612
4% 6/1/53	4,120,000	4,149,771
Westminster Proj. Rev. Series 2014 A, 6.25% 7/1/44	510,000	510,185
TOTAL MARYLAND		147,428,852
Massachusetts - 1.4%
Boston Gen. Oblig. Series 2023 A, 5% 11/1/38	935,000	1,090,992
Boston Wtr. & Swr. Commission Rev. Series 2016 B, 3% 11/1/41	3,000,000	2,696,788
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 A, 5% 7/1/45	360,000	362,360
Series 2016 A, 0% 7/1/31	2,570,000	2,069,247
Series 2021 A1, 5% 7/1/34	2,640,000	2,957,038
Series 2024 B, 5.25% 7/1/54	4,400,000	4,904,200
Massachusetts Clean Wtr. Trust:
Series 2021 23A, 5% 2/1/39	1,965,000	2,172,734
Series 2023 2023:
5% 2/1/34	1,800,000	2,093,077
5% 2/1/35	1,200,000	1,391,070
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	3,900,000	4,147,316
Series 2021 A, 5% 6/1/51	6,265,000	6,627,971
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2019 A, 5% 1/1/32	2,315,000	2,517,028
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	255,000	257,656
(Newbridge On The Charles Proj.) Series 2017:
5% 10/1/47 (g)	1,255,000	1,259,708
5% 10/1/57 (g)	2,460,000	2,458,252
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/32	270,000	285,437
5% 7/1/34	510,000	538,131
Series 2017, 4% 7/1/41	1,215,000	1,218,321
(UMass Memorial Health Care Proj.) Series K, 5% 7/1/38	275,000	280,746
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L:
4% 7/1/44	680,000	631,196
5% 7/1/44	350,000	355,439
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	125,000	127,805
5% 10/1/28	125,000	127,731
5% 10/1/29	135,000	137,832
5% 10/1/30	65,000	66,297
5% 10/1/31	150,000	152,793
5% 10/1/32	155,000	157,678
5% 10/1/33	75,000	76,211
5% 10/1/46	240,000	241,013
Series 1999 P, 5.45% 5/15/59 (Assured Guaranty, Inc. Insured)	355,000	393,012
Series 2013 G, 5% 7/1/37	570,000	570,184
Series 2014 F:
5.625% 7/15/36	85,000	85,121
5.75% 7/15/43	920,000	921,030
Series 2015 F, 5% 8/15/30	210,000	211,992
Series 2015:
5% 4/15/25	20,000	20,008
5% 7/1/25	25,000	25,246
5% 7/1/25 (Escrowed to Maturity)	65,000	65,658
5% 5/1/41	300,000	300,862
Series 2016 A, 5.25% 1/1/42	50,000	50,720
Series 2016 B, 4% 10/1/46	165,000	141,984
Series 2016:
5% 10/1/29	120,000	124,033
5% 10/1/30	185,000	191,189
5% 7/1/31	205,000	209,316
5% 10/1/31	200,000	206,449
5% 1/1/40	530,000	541,157
5% 10/1/43	1,810,000	1,814,642
5% 7/1/46	465,000	469,125
5% 10/1/48	2,100,000	2,106,007
Series 2017 A, 5% 1/1/36	155,000	159,311
Series 2017 B:
5% 7/1/42	580,000	582,828
5% 9/1/42	2,135,000	2,210,402
Series 2018 J1, 5% 7/1/48	640,000	657,594
Series 2018:
5% 11/15/38 (g)	380,000	394,895
5% 1/1/43	85,000	86,260
5% 10/1/48	350,000	352,023
5% 10/1/54	600,000	601,388
5.125% 11/15/46 (g)	920,000	949,136
Series 2019 A:
4% 7/1/44	475,000	431,152
5% 7/1/39	395,000	401,342
5% 7/1/44	465,000	465,414
Series 2019 K:
5% 7/1/25	55,000	55,541
5% 7/1/26	70,000	72,087
5% 7/1/27	85,000	89,546
5% 7/1/31	240,000	261,700
5% 7/1/32	240,000	261,458
Series 2019:
5% 7/1/25	40,000	40,240
5% 7/1/26	25,000	25,487
5% 7/1/28	35,000	36,065
5% 7/1/29	30,000	31,085
5% 9/1/59	1,485,000	1,555,062
Series 2020 A, 4% 7/1/45	3,055,000	2,601,710
Series 2020 C:
4% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	400,000	393,908
5% 10/1/32 (Assured Guaranty Muni. Corp. Insured)	180,000	196,712
5% 10/1/33 (Assured Guaranty Muni. Corp. Insured)	110,000	119,464
Series 2021 V, 5% 7/1/55	4,180,000	5,039,538
Series 2021:
4% 9/1/48	335,000	309,591
4% 7/1/51	1,110,000	898,715
5% 7/1/41 (g)	300,000	282,747
Series 2022:
5.125% 1/1/40	405,000	408,355
5.25% 1/1/50	655,000	642,968
Series 2023 G:
4.375% 7/1/52	785,000	781,279
5.25% 7/1/52	3,450,000	3,695,740
Series BB1, 5% 10/1/46	1,205,000	1,238,093
Series J2, 5% 7/1/53	7,175,000	7,346,591
Series M:
4% 10/1/50	3,070,000	2,470,659
5% 10/1/45	2,315,000	2,267,740
Series N 2016, 5% 12/1/41	1,500,000	1,536,416
Massachusetts Edl. Fing. Auth. Rev.:
Series 2017 B, 4.25% 7/1/46 (e)	1,950,000	1,853,170
Series 2018 C, 4.125% 7/1/46 (e)	2,180,000	2,026,307
Series 2019 B:
3% 7/1/35 (e)	150,000	147,289
5% 7/1/27 (e)	475,000	491,414
Series 2019 C, 3.75% 7/1/47 (e)	2,430,000	2,129,977
Series 2020 B, 2.625% 7/1/36 (e)	55,000	54,500
Series 2021 B, 2% 7/1/37 (e)	70,000	61,023
Series 2021 C, 3% 7/1/51 (e)	950,000	687,406
Series 2022 C, 4.125% 7/1/52 (e)	2,210,000	1,968,327
Series 2024 B, 5% 7/1/30 (e)	500,000	535,269
Series 2024 D, 5% 7/1/54 (e)	1,470,000	1,483,932
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	705,000	737,634
Series 2019 C, 5% 5/1/49	1,205,000	1,264,972
Series 2020 C:
3% 3/1/47	2,000,000	1,671,804
3% 3/1/49	2,335,000	1,906,901
Series 2021 B, 3% 4/1/49	3,150,000	2,571,610
Series 2022 B, 3% 2/1/48	5,250,000	4,345,323
Series 2022 C, 5% 10/1/52	750,000	810,011
Series E:
5% 11/1/45	1,125,000	1,209,390
5% 11/1/50	220,000	234,065
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	1,830,000	1,801,327
Massachusetts Muni. Wholesale Elec. Co. Series 2021 A, 4% 7/1/46	480,000	478,912
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	255,000	261,984
5% 7/1/34	130,000	133,481
5% 7/1/38	190,000	194,487
Series 2016 B, 4% 7/1/46 (e)	2,500,000	2,413,440
Series 2019 A:
5% 7/1/34 (e)	1,005,000	1,067,974
5% 7/1/35 (e)	1,000,000	1,060,501
5% 7/1/36 (e)	170,000	179,918
5% 7/1/37 (e)	835,000	881,832
5% 7/1/38 (e)	1,045,000	1,101,270
5% 7/1/39 (e)	1,700,000	1,786,304
5% 7/1/40 (e)	1,580,000	1,655,876
Series 2019 C, 5% 7/1/49 (e)	1,500,000	1,550,391
Series 2021 E:
5% 7/1/37 (e)	2,895,000	3,120,267
5% 7/1/41 (e)	4,915,000	5,224,175
5% 7/1/46 (e)	2,680,000	2,813,630
5% 7/1/51 (e)	6,355,000	6,625,342
Massachusetts Port Auth. Spl. Facilities Rev.:
(BOSfuel Proj.) Series 2019 A:
5% 7/1/35 (e)	105,000	110,450
5% 7/1/36 (e)	210,000	220,450
5% 7/1/37 (e)	305,000	319,497
(Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (e)	1,050,000	1,080,457
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2016 B, 5% 11/15/33	1,625,000	1,687,434
Massachusetts St Dev. Fin. Agcy. R Series 2024 A:
4.25% 7/1/34 (g)	500,000	506,077
5% 7/1/44 (g)	120,000	123,953
5% 7/1/54 (g)	500,000	509,859
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2016 C, 4% 8/1/40	2,710,000	2,715,695
Somerville Gen. Oblig. Series 2020, 2.125% 10/15/39	1,125,000	892,632
Stoneham Gen. Oblig. Series 2022:
2.25% 1/15/40	500,000	400,857
2.25% 1/15/41	3,630,000	2,856,101
Worcester Gen. Oblig. Series 2022, 3% 2/1/37 (Assured Guaranty Muni. Corp. Insured)	250,000	235,492
TOTAL MASSACHUSETTS		160,000,433
Michigan - 1.3%
Calhoun County Hosp. Fin. Auth. Rev. Series 2016:
5% 2/15/37	140,000	141,239
5% 2/15/41	800,000	802,601
5% 2/15/47	2,235,000	2,208,238
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/27	235,000	244,314
5% 4/1/37	295,000	306,130
Series 2020:
5.5% 4/1/32	175,000	191,899
5.5% 4/1/34	95,000	103,702
5.5% 4/1/36	130,000	141,266
5.5% 4/1/38	290,000	313,636
5.5% 4/1/40	205,000	220,205
5.5% 4/1/45	145,000	153,991
5.5% 4/1/50	295,000	311,100
Series 2021 A:
5% 4/1/46	500,000	522,751
5% 4/1/50	50,000	51,945
Series 2023 C, 6% 5/1/43	1,250,000	1,425,347
Detroit School District School Bldg. and Site Impt. Series 2020 A:
5% 5/1/34	745,000	811,567
5% 5/1/36	210,000	227,255
5% 5/1/37	230,000	247,641
Detroit Svc. Learning Academy M Series 2021, 4% 7/1/41	250,000	225,944
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	70,000	63,775
5% 7/1/25	30,000	30,060
5% 7/1/26	25,000	25,113
5% 7/1/27	40,000	40,778
5% 7/1/28	60,000	61,616
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021, 5% 1/1/51 (e)	895,000	944,000
Grand Rapids Econ. Dev. Corp. Econ. Dev. Rev. (Beacon Hill at Eastgate Proj.) Series 2017 A:
5% 11/1/32	300,000	304,707
5% 11/1/37	165,000	166,790
5% 11/1/47	390,000	382,989
5% 11/1/52	165,000	158,658
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	60,000	62,359
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,625,000	1,301,278
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 C, 5% 7/1/36	1,305,000	1,334,399
Series 2018 A, 5% 7/1/48	1,645,000	1,715,284
Series 2022 A:
5.25% 7/1/47	3,225,000	3,556,185
5.25% 7/1/52	1,170,000	1,280,665
Series 2023 C, 5.25% 7/1/48	1,375,000	1,540,614
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 A, 5% 7/1/46	4,265,000	4,350,144
Series 2016 B, 5% 7/1/46	2,725,000	2,779,400
Series 2016 C:
5% 7/1/35	650,000	668,522
5.25% 7/1/33	1,125,000	1,162,926
5.25% 7/1/35	1,300,000	1,342,015
Series 2016 D, 5% 7/1/36	670,000	685,509
Series 2022 A, 5.25% 7/1/47	3,000,000	3,308,079
Series 2022 B, 5.5% 7/1/52	3,000,000	3,311,963
Series 2023 B, 5.25% 7/1/48	2,250,000	2,521,005
Ivywood Classical Academy Series 2023, 5.875% 1/1/44	1,970,000	2,014,741
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	120,000	124,647
4% 5/1/33 (Build America Mutual Assurance Insured)	125,000	129,686
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	365,000	374,081
Kentwood Econ. Dev. Corp.:
Series 2019, 5% 11/15/41	250,000	251,693
Series 2022:
4% 11/15/31	240,000	235,301
4% 11/15/43	365,000	322,506
Michigan Bldg. Auth. Rev.:
Series 2015 I, 5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	30,000	30,497
Series 2022 I, 4% 10/15/52	370,000	362,800
Michigan Fin. Auth. Act 38 Facss (The Henry Ford Health Detroit South Campus Central Util. Plant Proj.) Series 2024:
4.375% 2/28/54	335,000	334,000
5.5% 2/28/57	2,405,000	2,655,468
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
4% 11/1/48	350,000	343,833
5% 11/1/43	485,000	506,567
(College for Creative Studies Proj.) Series 2015, 5% 12/1/45	300,000	293,221
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	270,000	274,801
(Lawrence Technological Univ. Proj.) Series 2017, 5.25% 2/1/32	250,000	254,696
(Trinity Health Proj.) Series 2017, 5% 12/1/37	65,000	67,634
Bonds:
Series 2015 D1, 1.2%, tender 4/13/28 (b)	540,000	491,593
Series 2015 D2, 1.2%, tender 4/13/28 (b)	680,000	619,043
Series 2015 B, 5% 5/15/35	1,475,000	1,483,081
Series 2015 C:
5% 7/1/34	580,000	584,510
5% 7/1/35	4,535,000	4,572,086
Series 2015 D1, 5% 7/1/34	240,000	241,949
Series 2015 D2, 5% 7/1/34	1,040,000	1,048,146
Series 2015 MI, 5% 12/1/24	540,000	540,048
Series 2015, 5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	20,000	20,162
Series 2016 MI, 4% 12/1/45	1,000,000	995,416
Series 2016:
5% 11/15/26	55,000	56,793
5% 11/15/32	270,000	278,315
5% 11/15/34	950,000	976,590
5% 11/15/37	1,030,000	1,054,381
5% 11/15/41	520,000	529,609
Series 2017 MI:
5% 12/1/30	210,000	219,127
5% 12/1/31	425,000	442,758
Series 2019 A:
3% 12/1/49	1,715,000	1,424,878
4% 2/15/44	1,500,000	1,465,545
4% 12/1/49	50,000	48,639
4% 11/15/50	1,085,000	1,022,365
5% 2/15/37	410,000	436,277
5% 2/15/38	590,000	624,870
5% 2/15/39	2,950,000	3,114,973
5% 12/1/41	540,000	574,867
5% 11/15/48	110,000	115,177
5% 5/15/54	6,590,000	6,677,768
Series 2020 A, 4% 6/1/49	715,000	645,450
Series 2020 B, 0% 6/1/45	1,700,000	446,302
Series 2020 B1, 5% 6/1/49	475,000	485,089
Series 2020 B2, 0% 6/1/65	10,950,000	1,221,414
Series 2020, 5% 6/1/40	30,000	31,404
Series 2021:
4% 9/1/39	425,000	425,346
4% 9/1/40	425,000	424,014
4% 9/1/41	355,000	351,942
4% 9/1/46	250,000	241,698
Series 2022 A, 5% 12/1/32	1,705,000	1,905,128
Series 2023:
5.25% 11/1/39	1,500,000	1,585,328
5.375% 11/1/43	1,000,000	1,052,518
5.5% 11/1/48	5,300,000	5,553,079
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	175,000	183,171
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	20,000	21,305
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2023 B, 5% 6/1/54	2,050,000	2,112,768
Series 2024 D, 6.25% 6/1/55	750,000	832,412
Series A, 3.5% 12/1/50	280,000	278,804
Michigan State Hsg. Dev. Auth.:
Series 2021 A, 2.45% 10/1/46	1,710,000	1,227,408
Series 2023 A, 5.15% 10/1/58	2,945,000	3,079,889
Series 2023, 3.75% 4/1/27	1,415,000	1,414,956
Series 2024 A, 4.75% 10/1/59	5,480,000	5,618,830
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
4.125% 6/30/35 (Assured Guaranty Muni. Corp. Insured) (e)	1,030,000	1,032,585
5% 12/31/43 (e)	1,855,000	1,900,256
5% 6/30/48 (e)	1,715,000	1,751,928
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev.:
Series 2007 B, 0% 6/1/52	3,830,000	508,445
Series 2008:
0% 6/1/46	10,005,000	1,383,477
0% 6/1/58	4,380,000	148,080
Michigan Trunk Line Fund Rev.:
(Rebuilding Michigan Prog.) Series 2023, 5.5% 11/15/49	6,000,000	6,858,078
Series 2020 B, 4% 11/15/37	2,500,000	2,584,548
Series 2021 A, 4% 11/15/44	1,500,000	1,512,599
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	50,000	50,690
Series 2019 A, 5% 3/1/31	35,000	37,590
Series 2019:
5% 3/1/32	40,000	42,943
5% 3/1/33	40,000	42,874
5% 3/1/34	45,000	48,223
5% 3/1/35	45,000	48,137
5% 3/1/36	50,000	53,467
5% 3/1/37	60,000	64,033
5% 3/1/38	85,000	90,570
5% 3/1/39	60,000	63,780
5% 3/1/40	720,000	762,930
5% 3/1/41	760,000	802,745
5% 3/1/44	1,485,000	1,554,326
5% 3/1/50	2,400,000	2,494,708
Portage Pub. Schools Series 2016:
5% 11/1/30	345,000	354,178
5% 11/1/31	305,000	312,730
5% 11/1/33	55,000	56,325
5% 11/1/36	100,000	102,269
5% 11/1/37	55,000	56,210
Univ. of Michigan Rev. Series 2020 A:
4% 4/1/45	1,060,000	1,068,517
5% 4/1/50	255,000	272,407
Warren Consolidated School District Series 2016:
5% 5/1/28	230,000	236,667
5% 5/1/29	235,000	241,977
Wayne County Arpt. Auth. Rev.:
Series 2014 B:
5% 12/1/39 (Build America Mutual Assurance Insured)	130,000	130,078
5% 12/1/44	525,000	525,177
Series 2014 C:
5% 12/1/39 (e)	100,000	100,016
5% 12/1/44 (e)	215,000	215,035
Series 2015 D:
5% 12/1/30	75,000	76,149
5% 12/1/31	130,000	131,930
5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	1,515,000	1,531,369
Series 2015 G:
5% 12/1/31	85,000	86,262
5% 12/1/32	85,000	86,224
5% 12/1/33	110,000	111,549
Series 2015, 5% 12/1/29	90,000	91,405
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	180,000	182,539
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	150,000	151,930
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	145,000	146,643
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	150,000	151,585
5% 12/1/28	35,000	36,864
5% 12/1/29	30,000	31,536
5% 12/1/30	40,000	42,014
5% 12/1/31	45,000	47,202
5% 12/1/32	45,000	47,143
5% 12/1/33	20,000	20,939
5% 12/1/34	85,000	88,884
5% 12/1/35	80,000	83,531
5% 12/1/37	30,000	31,235
5% 12/1/37	70,000	72,720
Series 2017 B:
5% 12/1/29 (e)	75,000	77,969
5% 12/1/30 (e)	85,000	88,294
5% 12/1/31 (e)	100,000	103,735
5% 12/1/32 (e)	65,000	67,344
5% 12/1/32 (e)	80,000	82,885
5% 12/1/34 (e)	75,000	77,497
5% 12/1/35 (e)	80,000	82,586
5% 12/1/37 (e)	100,000	102,939
5% 12/1/42 (e)	120,000	122,414
Series 2017 C, 5% 12/1/28	60,000	63,336
Series 2018 B, 5% 12/1/48 (e)	705,000	723,818
Series 2018 D, 5% 12/1/29 (e)	565,000	595,393
Series 2023 E, 5% 12/1/28 (Assured Guaranty Muni. Corp. Insured) (e)	3,000,000	3,173,957
Wayne County Arpt. Rev. Series 2017 C, 5% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (e)(g)	2,950,000	3,040,919
TOTAL MICHIGAN		148,284,334
Minnesota - 0.4%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.):
Series 2016 B, 5% 1/1/47	565,000	337,612
Series 2016 D, 7.25% 1/1/52	610,000	342,768
Bethel Minn Charter School Leaser (Spectrum High School Proj.) Series 2024, 5% 7/1/59	750,000	754,031
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/27	30,000	30,990
Deephaven Charter School Lease Rev. (Seven Hills Preparatory Academy Proj.) Series 2024 A, 6.125% 6/15/61 (g)	1,200,000	1,223,789
Duluth Econ. Dev. Auth. Series 2021 A:
4% 7/1/31	215,000	207,754
4% 7/1/36	355,000	328,562
4% 7/1/41	145,000	126,935
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
4.25% 2/15/43	595,000	596,303
4.25% 2/15/48	700,000	699,160
5% 2/15/43	570,000	586,580
5% 2/15/48	1,075,000	1,099,415
5% 2/15/53	900,000	919,309
5% 2/15/58	660,000	671,636
5.25% 2/15/53	1,775,000	1,826,228
Series 2018, 5.25% 2/15/58	250,000	257,007
Series 2022 B, 5.25% 6/15/52	250,000	272,672
Duluth Independent School District #709 Ctfs. of Prtn.:
Series 2019 A, 4.2% 3/1/34 (Pre-Refunded to 3/1/27 @ 100)	65,000	66,951
Series 2019 B, 5% 2/1/25	50,000	50,142
Elk River Independent School District #728 Series 2020 A:
2.25% 2/1/36	750,000	640,187
2.5% 2/1/38	1,735,000	1,482,208
Ham Lake Minn Charter School Leas Series 2016 A, 5% 11/1/47	250,000	250,747
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	70,000	70,667
Series 2017, 5% 5/1/25	100,000	100,362
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	75,000	76,023
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2016 C:
5% 1/1/41	320,000	329,443
5% 1/1/46	640,000	655,261
Series 2022 B:
5% 1/1/28 (e)	630,000	659,023
5% 1/1/35 (e)	645,000	695,613
5% 1/1/37 (e)	1,580,000	1,693,711
Series 2024 B, 5.25% 1/1/49 (e)	1,310,000	1,416,532
Minneapolis Gen. Oblig. Series 2023, 5.5% 12/1/27	580,000	628,039
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	1,174,137	945,889
Minneapolis Taxable Charter Schools Lease Rev. (Twin cities Int'l. Schools Proj.) Series 2017 A, 5% 12/1/47 (g)	300,000	290,036
Minnesota Agric. & Econ. Dev. Board Rev. Series 2024, 5.25% 1/1/54	6,180,000	6,782,002
Minnesota Gen. Oblig. Series 2023 B, 5% 8/1/26	1,730,000	1,795,477
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	95,000	69,343
Series 2018 A:
5% 10/1/29	55,000	57,210
5% 10/1/30	90,000	93,333
5% 10/1/32	40,000	41,236
5% 10/1/33	50,000	51,430
5% 10/1/45	260,000	260,901
Minnesota Hsg. Fin. Agcy.:
Series 2015 A, 4% 1/1/41 (e)	5,000	4,997
Series 2023 E, 6.25% 7/1/54	995,000	1,087,448
Series 2023 F, 5.75% 7/1/53	450,000	482,207
Series 2024 A, 6.25% 1/1/54	1,000,000	1,091,504
Series B, 4% 8/1/41	75,000	75,494
Series D:
4% 8/1/38	135,000	137,848
4% 8/1/40	145,000	146,679
4% 8/1/41	95,000	95,626
4% 8/1/43	110,000	109,997
Minnesota Office of Higher Ed. Series 2020, 2.65% 11/1/38 (e)	485,000	439,944
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	75,000	75,023
Moorhead ISD No. 152 (MN School District Cr. Enhancement Prog.) Series 2020 A, 2.5% 2/1/38	1,780,000	1,521,756
Rochester Health Cr.&Hsg. Rev. Series 2013 A, 6.875% 12/1/48	290,000	290,228
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	230,000	228,513
5% 5/1/48	285,000	297,719
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.375% 2/1/36	2,720,000	2,299,123
Spring Lake Park Independent School District #16 (Minnesota School District Cr. Enhancement Prog.) Series 2024 A, 5% 2/1/28	1,495,000	1,601,784
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	145,000	146,115
Washington County Gen. Oblig. Series 2017 A, 2.25% 2/1/28	1,000,000	962,417
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	645,000	647,049
3.65% 2/1/38	675,000	677,078
White Bear Lake Independent School District #624 Gen. Oblig. Series 2020 A:
2.5% 2/1/39	1,345,000	1,127,953
3% 2/1/43	750,000	668,474
Woodbury Charter School Lease Rev. (Woodbury Leadership Academy Proj.) Series 2021 A:
4% 7/1/41	120,000	102,321
4% 7/1/51	95,000	73,558
4% 7/1/56	80,000	60,084
TOTAL MINNESOTA		43,933,456
Mississippi - 0.1%
Med. Ctr. Edl. Bld Corp. Rev. Series 2023 A:
4% 6/1/48	2,820,000	2,795,907
4% 6/1/53	2,145,000	2,118,105
Mississippi Bus. Fin. Corp. Rev. (Sys. Energy Resources, Inc. Proj.) Series 2021, 2.375% 6/1/44	300,000	196,279
Mississippi Dev. Bank Series 2010 A, 5.25% 1/1/34	520,000	585,165
Mississippi Dev. Bank Spl. Oblig.:
(City of Jackson, Mississippi Wtr. And Swr. Sys. Rev. Bond Proj.) Series 2013:
6.75% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	240,000	243,502
6.875% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	105,000	106,737
(Jackson, Mississippi Sales Tax Rev. Infrastructure Proj.):
Series 2019 A, 5% 9/1/26	205,000	208,754
Series 2020, 5% 9/1/25	75,000	75,429
(Vicksburg Warren School District Gen. Oblig. Bond Proj.) Series 2019, 5% 3/1/48	850,000	876,235
Mississippi Home Corp.:
Series 2018 A, 4% 12/1/44	160,000	160,662
Series 2021 B:
3% 6/1/51	950,000	934,346
5% 6/1/27	510,000	533,509
5% 6/1/28	40,000	42,407
Series 2024 C, 5% 12/1/39	1,125,000	1,227,310
Mississippi Hosp. Equip. & Facilities Auth.:
(Forest County Gen. Hosp. Rfdg. Proj.) Series 2019 A:
4% 1/1/39	160,000	157,847
4% 1/1/40	90,000	88,418
Bonds Series II, 5%, tender 3/1/27 (b)	40,000	41,430
Series 2016 A, 5% 9/1/46	405,000	406,916
Series 2020 IV, 5% 10/1/35	255,000	271,960
Series I:
5% 10/1/26	40,000	41,142
5% 10/1/28	65,000	68,860
Series IV, 5% 10/1/39	180,000	189,974
Warren County Ctfs. Prtn. (Lease Purchase Jail Proj.) Series 2023, 6% 9/1/53	1,020,000	1,159,715
TOTAL MISSISSIPPI		12,530,609
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	85,000	88,280
5% 3/1/31	200,000	207,569
5% 3/1/36	390,000	401,992
Series 2017 A, 5% 3/1/29	80,000	83,126
Series 2021, 4% 3/1/46	240,000	234,154
Conley Road Trans. Dev. District Series 2017, 5.375% 5/1/47	245,000	245,489
Jackson County Spl. Oblig. Series 2023 A, 5.25% 12/1/58	3,750,000	4,065,690
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2019 B:
5% 3/1/37 (e)	1,085,000	1,130,861
5% 3/1/38 (e)	355,000	369,243
5% 3/1/46 (e)	3,170,000	3,255,641
5% 3/1/55 (Assured Guaranty Muni. Corp. Insured) (e)	1,210,000	1,235,890
Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (e)	3,220,000	3,310,970
Kansas City Land Clearance for Redev. Auth. Series 2018 B, 5% 2/1/40 (g)	300,000	297,154
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	15,000	15,351
5% 1/1/28	30,000	32,061
5% 1/1/33	25,000	26,497
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	45,000	47,659
4% 12/1/34	25,000	26,412
4% 12/1/36	45,000	46,861
4% 12/1/37	30,000	30,884
4% 12/1/39	70,000	72,023
4% 12/1/40	30,000	30,697
5% 12/1/28	35,000	38,022
5% 12/1/29	20,000	22,112
5% 12/1/30	40,000	44,933
5% 12/1/35	40,000	44,457
Kirkwood Indl. Dev. Retirement Commission Series 2017 A:
5.25% 5/15/37	280,000	276,060
5.25% 5/15/42	240,000	226,781
5.25% 5/15/50	565,000	505,047
Maryland Heights Indl. Dev. Auth. Rev. (Saint Louis Cmnty. Ice Ctr. Proj.) Series 2018 A, 5% 3/15/49	250,000	203,989
Missouri Dev. Fin. Board Infrastructure Facilities Rev.:
(City of Independence, Missouri - Crackerneck Creek Proj.) Series 2021:
4% 3/1/37	80,000	76,947
4% 3/1/41	100,000	93,398
Series 2021:
4% 3/1/36	255,000	248,064
4% 3/1/51	290,000	250,318
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Union Elec. Co. Proj.):
Series 1998 A, 2.9% 9/1/33	1,070,000	976,736
Series 1998 B, 2.9% 9/1/33	1,000,000	912,837
Series 1998 C, 2.75% 9/1/33	1,000,000	906,509
Missouri Health & Edl. Facilities Auth. Rev.:
(Lutheran Sr. Svcs. Proj.) Series 2016 B, 5% 2/1/46	915,000	919,210
(Lutheran Sr. Svcs. Projs.):
Series 2016 B, 5% 2/1/35	155,000	156,847
Series 2021, 4% 2/1/42	250,000	236,469
Series 2019 A, 5% 2/1/42	675,000	686,721
Missouri Health & Edl. Facilities Rev.:
(Maryville Univ. of Saint Louis Proj.) Series 2019 A, 5% 6/15/45	250,000	252,835
Bonds Series 2018 A, 4%, tender 1/1/48 (b)	1,555,000	1,531,535
Series 2015 B:
3.125% 2/1/27	140,000	140,037
3.25% 2/1/28	140,000	140,156
5% 2/1/29	150,000	151,535
5% 2/1/34	175,000	176,216
Series 2018 A:
4% 11/15/48	1,060,000	1,039,500
5% 6/1/31	675,000	723,256
Series 2019 A:
4% 2/15/44	490,000	490,452
4% 10/1/48	215,000	211,598
4% 2/15/49	1,065,000	1,051,918
4% 2/15/54	970,000	943,815
5% 10/1/46	265,000	278,240
Series 2020:
3% 6/1/53	2,000,000	1,537,000
4% 6/1/53	1,400,000	1,354,907
Series 2022 A, 5% 6/1/52 (d)	5,000,000	5,694,866
Series 2023:
5% 12/1/52	1,400,000	1,489,710
5.5% 12/1/48	4,505,000	5,080,931
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.):
Series 2018 A, 4.25% 5/1/49	430,000	433,662
Series 2019 A, 4.25% 5/1/47	395,000	399,216
Series 2023 E, 6.5% 5/1/54	1,220,000	1,374,983
Series 2015 A, 3.75% 5/1/38	10,000	9,984
Series 2019, 4% 5/1/50	85,000	85,555
Series 2021 A, 3% 5/1/52	1,480,000	1,453,342
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (Plum Point Proj.) Series 2014 A, 5% 1/1/33	1,475,000	1,476,951
Orchard Farm R-V School District (Missouri Direct Deposit Prog.) Series 2024 A, 5.5% 3/1/44	1,650,000	1,917,749
Park Hill School District (Missouri Direct Deposit Prog.) Series 2017, 3.3% 3/1/35	2,015,000	1,933,154
Plaza at Noah's Ark Cmnty. Impt. District Series 2021:
3% 5/1/30	65,000	61,470
3.125% 5/1/35	45,000	39,757
Poplar Bluff Reg'l. Transn De Series 2023 B, 4% 12/1/37	295,000	291,826
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	80,000	84,234
5% 7/1/49	65,000	67,736
Series 2019 C, 5% 7/1/27	155,000	163,219
Series 2024 B, 5.25% 7/1/54 (Assured Guaranty Muni. Corp. Insured) (e)	480,000	517,833
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	350,000	362,930
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2015 A:
5% 12/1/35	280,000	280,356
5.125% 12/1/45	545,000	526,046
Series 2017, 5% 9/1/48	2,140,000	2,129,819
Series 2018 A:
5% 9/1/38	890,000	903,397
5.125% 9/1/48	3,085,000	3,094,233
5.25% 9/1/53	3,485,000	3,498,333
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Expansion And Impt. Projs.) Series 2020, 5% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	635,000	659,961
St Louis Indl. Dev. Auth. Taxi (Union Station Phase 2 Redev. Proj.) Series 2024 A, 5.75% 6/15/54	305,000	313,829
St Louis Indl. Dev. Auth. Dev. Fing. Rev. (Ballpark Village Dev. Proj.) Series 2017 A:
3.875% 11/15/29	150,000	142,085
4.375% 11/15/35	710,000	650,755
4.75% 11/15/47	1,095,000	933,729
St Louis Land Clearance Redev. Auth. Annual Appropriation Redev. Rev.:
(Nat'l. Geospatial-Intelligence Agcy. Offsite Neighborhood Impts. Proj.) Series 2022 C, 5% 6/1/41	1,750,000	1,793,499
(Nat'l. Geospatial-Intelligence Agcy. Site Impt. Proj.) Series 2017 A:
5.125% 6/1/46	715,000	720,516
5.375% 6/1/43	2,060,000	2,091,703
St. Louis County Indl. Dev. Auth. Health Facilities Rev. Series 2015 A:
5% 8/15/30	165,000	165,147
5% 8/15/35	95,000	94,622
5.125% 8/15/45	295,000	277,446
Taney County Indl. Dev. Auth. Sa (Big Cedar Infrastructure project) Series 2023, 6% 10/1/49 (g)	775,000	784,440
Wentzville Scd # R 04 (Missouri Direct Deposit Prog.) Series 2020, 1.875% 3/1/40	1,800,000	1,285,893
TOTAL MISSOURI		75,387,878
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Northwestern Corp. Colstrip Proj.) Series 2023, 3.875% 7/1/28	560,000	570,205
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A, 4% 10/15/51 (g)	250,000	182,545
Kalispell Hsg. and Healthcare Facilities Rev. (Immanuel Lutheran Corp. Proj.) Series 2017 A:
5.25% 5/15/37	95,000	90,195
5.25% 5/15/47	1,020,000	896,188
5.25% 5/15/52	1,060,000	911,303
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (e)	15,000	14,976
Series 2019 B, 4% 6/1/50	65,000	65,513
Series 2023, 6.25% 6/1/54	1,000,000	1,093,766
Montana Board of Hsg. Series 2014 A2, 3% 12/1/43 (e)	20,000	19,919
Montana Board of Regents Higher Ed. Rev. Series 2022, 5.25% 11/15/52 (Assured Guaranty Muni. Corp. Insured)	3,800,000	4,164,883
Montana Facility Fin. Auth.:
Series 2018 B, 5% 7/1/48	300,000	304,358
Series 2018, 5% 6/1/48	1,000,000	1,027,674
Series 2021 A, 3% 6/1/50	1,750,000	1,416,032
TOTAL MONTANA		10,757,557
Nebraska - 0.4%
Central Plains Energy Proj. Rev.:
(Proj. No. 3) Series 2017 A, 5% 9/1/33	2,970,000	3,211,397
Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	6,950,000	7,389,403
Series 2019, 4%, tender 8/1/25 (b)	5,775,000	5,791,812
Series 2022 1, 5%, tender 10/1/29 (b)	4,255,000	4,490,204
Series 2017 A:
5% 9/1/31	345,000	368,519
5% 9/1/34	180,000	195,995
5% 9/1/36	985,000	1,080,915
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
Series 2020 A:
4% 11/15/39	290,000	291,827
4% 11/15/50	240,000	236,782
Series 2020, 4% 11/15/37	255,000	256,746
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	120,000	121,970
5% 7/1/36	85,000	88,455
(Creighton Univ. Projs.):
Series 2017, 4% 7/1/33	45,000	45,859
Series 2021 A, 3% 7/1/51	785,000	598,508
Douglas County School District #1 Series 2021, 1.75% 12/15/37	1,000,000	747,091
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	110,000	114,860
5% 9/1/32	210,000	218,878
5% 9/1/33	125,000	130,186
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 A, 4% 9/1/44	15,000	14,989
Series 2019 B, 4% 9/1/49 (e)	190,000	189,251
Series 2019 E, 3.75% 9/1/49 (e)	165,000	163,919
Series 2020 A, 3.5% 9/1/50	45,000	44,801
Series 2024 C:
4.55% 9/1/44	1,000,000	1,022,657
4.7% 9/1/49	1,250,000	1,280,424
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	95,000	96,724
5% 1/1/34	55,000	55,975
Series 2016 B, 5% 1/1/37	300,000	304,805
Series 2016 D, 5% 1/1/46	965,000	976,358
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/25 (e)	25,000	25,378
5% 12/15/25 (Escrowed to Maturity) (e)	25,000	25,401
5% 12/15/26 (e)	95,000	98,110
5% 12/15/26 (Escrowed to Maturity) (e)	80,000	82,777
5% 12/15/27 (e)	65,000	67,079
5% 12/15/27 (Pre-Refunded to 12/15/26 @ 100) (e)	55,000	56,909
5% 12/15/30 (e)	105,000	108,014
5% 12/15/30 (Pre-Refunded to 12/15/26 @ 100) (e)	80,000	82,777
5% 12/15/31 (e)	55,000	56,482
5% 12/15/31 (Pre-Refunded to 12/15/26 @ 100) (e)	40,000	41,388
5% 12/15/33 (e)	55,000	56,354
5% 12/15/33 (Pre-Refunded to 12/15/26 @ 100) (e)	45,000	46,562
5% 12/15/35 (e)	135,000	138,011
5% 12/15/35 (Pre-Refunded to 12/15/26 @ 100) (e)	110,000	113,818
5% 12/15/36 (e)	35,000	35,748
5% 12/15/36 (Pre-Refunded to 12/15/26 @ 100) (e)	25,000	25,868
Series 2024, 5.25% 12/15/54 (Assured Guaranty Muni. Corp. Insured) (d)(e)	2,000,000	2,167,011
Omaha Pub. Pwr. District Elec. Rev.:
Series 2021 B, 4% 2/1/46	2,000,000	2,010,594
Series 2022 A:
5% 2/1/47	3,250,000	3,533,927
5.25% 2/1/52	1,050,000	1,151,238
Series 2024 A, 5.5% 2/1/54	2,000,000	2,256,653
Sarpy County Nebraska Series 2021, 1.75% 6/1/37	2,770,000	2,115,470
TOTAL NEBRASKA		43,824,879
Nevada - 0.5%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	150,000	154,300
5% 9/1/42	370,000	377,786
City of Sparks Spl. Impr Series 2024, 5% 6/1/44	400,000	410,968
Clark County Arpt. Rev.:
Series 2019 A, 5% 7/1/26	1,445,000	1,492,841
Series 2021 B, 5% 7/1/26 (e)	2,290,000	2,347,580
Clark County Fuel Tax Series 2018 A, 5% 5/1/48	4,820,000	5,017,792
Clark County Hwy. Impt. Rev. Series 2022, 4% 7/1/40 (Assured Guaranty Muni. Corp. Insured)	3,500,000	3,587,397
Clark County School District:
Series 2017 A, 5% 6/15/26	15,000	15,466
Series 2019 A, 5% 6/15/25	1,780,000	1,797,409
Series 2020 A:
4% 6/15/37 (Assured Guaranty Muni. Corp. Insured)	190,000	195,114
4% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	420,000	427,645
Series 2021 B, 3% 6/15/36	2,275,000	2,158,803
Series 2024 B, 3% 6/15/42	9,090,000	8,019,812
Director of the State of Nevada Dept. of Bus. & Industry Charter School Lease Rev.:
Series 2015 A:
5% 12/15/35 (g)	130,000	130,918
5.125% 12/15/45 (g)	160,000	160,387
Series 2018 A:
5% 12/15/38 (g)	270,000	271,284
5% 12/15/48 (g)	1,015,000	1,014,988
Las Vegas Convention & Visitors Auth.:
Series 2018 B:
4% 7/1/49	5,000,000	4,842,045
5% 7/1/43	4,580,000	4,784,917
Series 2019 B, 5% 7/1/33	620,000	668,929
Series 2022 B, 5.25% 7/1/49	1,060,000	1,158,686
Las Vegas Nev Spl. Impt. District # Series 2023, 5.5% 6/1/38	400,000	423,358
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016:
5% 6/15/30	60,000	60,957
5% 6/15/40	1,580,000	1,597,423
5% 6/15/45	1,870,000	1,885,487
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2015, 5% 6/1/33	1,400,000	1,400,000
Series 2016 A, 5% 6/1/46	2,000,000	2,034,732
Nevada Gen. Oblig. Series 2024 A:
3% 5/1/40	1,050,000	966,540
3% 5/1/43	1,735,000	1,522,292
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	75,000	75,377
Series 2019 B, 4% 10/1/49	155,000	155,882
Series 2021 A, 3% 4/1/51	460,000	451,589
Series 2021 B, 3% 10/1/51	5,210,000	5,094,041
Reno Cap. Impt. Rev. Series 2019 A1, 4% 6/1/46 (Assured Guaranty Muni. Corp. Insured)	250,000	248,280
Reno Sales Tax Rev.:
(ReTRAC-Reno Trans. Rail Access Corridor Proj.) Series 2018 B, 4% 6/1/48 (Assured Guaranty Muni. Corp. Insured)	95,000	93,435
(Retrac-Reno Trans. Rail Access Corridor Proj.):
Series 2018 B, 4.125% 6/1/58 (Assured Guaranty Muni. Corp. Insured)	120,000	119,247
Series 2018 C, 0% 7/1/58 (g)	3,500,000	530,894
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/45	250,000	256,078
5% 7/1/51	170,000	172,958
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Projs.) Series 2016 C:
4.125%, tender 10/1/29 (b)(e)	355,000	359,571
4.125%, tender 10/1/29 (b)(e)	485,000	491,246
TOTAL NEVADA		56,974,454
New Hampshire - 0.8%
Nat'l. Fin. Auth. Fed. Lease Rev.:
Series 2023:
5.88% 12/15/38	7,150,000	7,479,230
9.58% 12/15/38	430,000	435,806
Series 2024:
5% 5/15/34 (g)	4,220,000	4,290,163
8.33% 5/15/34	305,000	311,616
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	1,755,000	1,431,690
5% 8/15/26	465,000	478,518
Nat'l. Fin. Auth. N H Affordab Bonds Series 2024 A, 4.15%, tender 10/1/34 (b)	625,000	625,994
Nat'l. Fin. Auth. N H Util. Rev. (Wheeling Pwr. Co. Proj.) Series 2024 A, 6.89% 4/1/34 (g)	5,700,000	5,930,346
Nat'l. Fin. Auth. NH Spl. Rev.:
(Caldwell Ranch Proj., Brazoria and Fort Bend Counties, Texas) Series 2024, 4.875% 12/1/33 (g)	1,371,000	1,373,252
(Tamarron Proj., Fort Bend County, Texas) Series 2024, 5.25% 12/1/35 (g)	1,835,000	1,835,882
(Thomas Ranch Proj., Travis and Burnet Counties, Texas, Impt. Districts) Series 2024, 0% 12/1/34 (g)	5,975,000	3,189,502
Nat'l. Fin. Auth. Rev.:
(Covanta Proj.) Series 2018 B, 4.625% 11/1/42 (g)	470,000	457,676
(Presbyterian Sr. Living Proj.) Series 2023 A, 5.25% 7/1/48	290,000	308,539
(The Lawrenceville School Proj.) Series 2021 A, 4% 7/1/51	1,070,000	1,069,255
(The Vista Proj.) Series 2019 A:
5.25% 7/1/39 (g)	220,000	221,029
5.625% 7/1/46 (g)	125,000	125,801
5.75% 7/1/54 (g)	1,235,000	1,241,505
Bonds Series 2020 B, 3.75%, tender 7/2/40 (b)(e)(g)	1,195,000	1,041,140
Series 2023, 11% 12/15/38	235,000	238,003
Nat'l. Fin. Auth. Sr. Living Rev. (Springpoint Sr. Living Proj.) Series 2021, 4% 1/1/41	225,000	209,672
Nat'l. Finacial Auththority N H Lease Re (NCCD - UNR Properties LLC - Univ. of Navada, Reno Proj.) Series 2023 A, 5.25% 6/1/51	930,000	1,011,603
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	5,265,854	5,344,306
Series 2022 1, 4.375% 9/20/36	2,544,831	2,568,064
Series 2023 2A, 3.875% 1/20/38	8,814,842	8,520,995
Series 2024 3, 4.1635% 10/20/51 (b)	2,803,913	2,734,555
Series 2024 A1, 4.25% 7/1/51	2,821,250	2,801,825
Series 2024 A2, 3.625% 8/20/39	2,118,659	2,020,748
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	150,000	159,161
5% 8/1/29	130,000	137,008
5% 8/1/30	120,000	125,976
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	75,000	78,633
5% 8/1/32	15,000	15,707
5% 8/1/34	190,000	198,450
5% 8/1/36	110,000	114,580
5% 8/1/37	135,000	140,418
Series 2018, 5% 8/1/35	155,000	161,654
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/33	425,000	447,538
5% 7/1/34	650,000	683,899
5% 7/1/35	680,000	714,329
5% 7/1/36	715,000	750,155
5% 7/1/37	630,000	660,105
5% 7/1/41	115,000	119,610
Series 2017 A:
6.125% (f)(g)(j)	149,960	0
6.125% (f)(g)(j)	368,652	0
6.25% (f)(g)(j)	224,940	0
Series 2017:
5% 7/1/36	65,000	66,196
5% 7/1/44	1,855,000	1,862,253
Series 2023 B, 5% 11/1/43 (e)	1,665,000	1,742,801
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	385,000	382,263
5% 7/1/25	145,000	145,032
5% 7/1/27	60,000	60,024
Series 2016:
4% 10/1/38	360,000	348,015
5% 10/1/25	255,000	258,192
5% 10/1/28	170,000	174,121
5% 10/1/32	290,000	294,760
5% 10/1/36	115,000	117,642
5% 10/1/40	545,000	555,328
5% 10/1/46	860,000	872,035
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	9,969,347	9,777,586
New Hampshire St Hsg. Fin. Series 2024 1, 4.45% 7/1/44	3,510,000	3,564,399
New Hampshire State Hsg. Fin. Rev. Series 2023 D, 6.5% 7/1/55	7,495,000	8,269,678
Portsmouth Tan Series 2021, 1.75% 4/1/36	1,345,000	1,061,022
TOTAL NEW HAMPSHIRE		91,355,285
New Jersey - 3.2%
Atlantic County Impt. Auth.:
(Atlantic City Campus Phase II Proj.) Series 2021 A, 4% 7/1/47 (Assured Guaranty Muni. Corp. Insured)	810,000	809,703
(Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	125,000	128,614
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	305,000	313,474
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	150,000	154,039
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	160,000	164,203
Camden County Impt. Auth. (KIPP Cooper Norcross Academy 2022 Proj.) Series 2022:
6% 6/15/42	60,000	65,654
6% 6/15/47	165,000	179,128
6% 6/15/52	155,000	167,295
6% 6/15/62	510,000	547,612
Camden County Impt. Auth. Charter School Rev. (Camden Prep High School Proj.) Series 2022:
5% 7/15/52 (g)	435,000	441,894
5% 7/15/62 (g)	480,000	485,196
Edison Township Gen. Oblig. Series 2021, 2% 3/15/36	950,000	764,440
Essex County Impt. Auth. Charter School Rev.:
(North Star Academy Charter School of Newark, Inc. - 2020 Proj.) Series 2020, 4% 7/15/60 (g)	250,000	223,956
(North Star Academy Charter School of Newark, INC. - 2020 Proj.) Series 2020, 4% 7/15/50 (g)	300,000	276,462
(North Star Academy Charter School of Newark, New Jersey Hazelwood & Broad Proj.) Series 2020 A, 4% 8/1/60 (g)	250,000	223,941
(The Friends o Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/46	275,000	264,131
(The Friends of Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/56	365,000	342,176
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,118,519
5% 7/1/41 (Build America Mutual Assurance Insured)	1,150,000	1,259,890
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/33	590,000	618,453
New Brunswick Parking Auth. Rev.:
Series 2016 A, 5% 9/1/39	965,000	987,846
Series 2017, 5% 9/1/42	540,000	559,817
New Jersey Econ. Dev. Auth.:
(Portal North Bridge Proj.) Series 2022 A, 5.25% 11/1/47	1,905,000	2,095,254
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (g)	160,000	107,133
Series 2015, 5.25% 6/15/27	955,000	964,350
Series 2020 A:
4% 11/1/38	295,000	298,406
4% 11/1/44	3,270,000	3,278,556
Series 2024 SSS, 5.25% 6/15/36	500,000	581,616
Series A:
5% 11/1/31	1,775,000	1,929,599
5% 11/1/36	2,075,000	2,225,484
Series QQQ:
4% 6/15/34	45,000	46,403
4% 6/15/36	60,000	61,174
4% 6/15/39	55,000	55,756
4% 6/15/41	55,000	55,557
4% 6/15/46	1,790,000	1,799,233
4% 6/15/50	590,000	590,907
5% 6/15/31	60,000	66,679
5% 6/15/33	10,000	11,047
Series WW, 5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	3,100,000	3,136,826
New Jersey Econ. Dev. Auth. Energy Facility Rev. (Umm Energy Partners, LLC Proj.) Series 2012 A:
5% 6/15/37 (e)	175,000	175,022
5.125% 6/15/43 (e)	245,000	245,028
New Jersey Econ. Dev. Auth. Lease Rev.:
(State House Proj.) Series 2017 B:
5% 6/15/26	65,000	66,954
5% 6/15/35	35,000	37,152
(State House Proj.) Series 2017 B, 5% 6/15/43	810,000	844,435
Series 2018 A:
5% 6/15/33	1,555,000	1,628,235
5% 6/15/42	1,675,000	1,733,075
Series 2018 C, 5% 6/15/42	1,070,000	1,107,099
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (g)	130,000	104,484
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (e)	1,600,000	1,601,624
5.375% 1/1/43 (e)	1,945,000	1,946,563
(Lions Gate Proj.) Series 2014:
4.875% 1/1/29	145,000	145,005
5% 1/1/34	280,000	280,048
5.25% 1/1/44	685,000	683,006
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proejct) Series 2015 A, 5% 1/1/48	2,190,000	2,099,910
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proj.) Series 2015 A, 5% 1/1/30	510,000	510,055
(Provident Group - Rowan Properties LLC - Rowan Univ. Student Hsg. Proj.) Series 2015 A, 5% 1/1/35	335,000	335,015
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	65,000	65,509
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,201
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	5,000	5,199
(The Goethals Bridge Replacement Proj.) Series 2013:
5% 1/1/28 (e)	100,000	100,091
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured) (e)	1,015,000	1,016,173
5.125% 1/1/39 (Assured Guaranty Muni. Corp. Insured) (e)	360,000	360,346
5.125% 7/1/42 (Assured Guaranty Muni. Corp. Insured) (e)	655,000	655,543
5.5% 1/1/27 (e)	100,000	100,137
5.625% 1/1/52 (e)	3,240,000	3,242,705
Series 1997 A, 0% 7/1/26 (Escrowed to Maturity)	350,000	333,548
Series 2016 A, 5% 7/15/27	65,000	66,743
Series 2016 AAA, 5% 6/15/41 (Pre-Refunded to 12/15/26 @ 100)	140,000	146,409
Series 2016 BBB, 5.5% 6/15/31 (Pre-Refunded to 12/15/26 @ 100)	940,000	992,286
Series 2018 EEE, 5% 6/15/28	40,000	42,791
Series 2018, 5% 1/1/39	495,000	499,997
Series 2019 LLL:
5% 6/15/36	300,000	323,542
5% 6/15/49	300,000	313,761
Series LLL:
4% 6/15/44	190,000	190,706
5% 6/15/44	805,000	848,974
Series MMM:
4% 6/15/35	75,000	76,584
4% 6/15/36	75,000	76,246
New Jersey Econ. Dev. Auth. School Rev. Series 2019 A, 5% 6/15/49 (g)	100,000	100,349
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
(Continental Airlines, Inc. Proj.):
Series 2000 A, 5.625% 11/15/30 (e)	445,000	446,765
Series 2000 B, 5.625% 11/15/30 (e)	4,925,000	4,944,536
Series 2003, 5.5% 6/1/33 (e)	1,205,000	1,213,073
(Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/37 (e)	4,240,000	4,354,535
5% 10/1/47 (e)	4,835,000	4,897,614
Series 1999, 5.25% 9/15/29 (e)	1,270,000	1,271,370
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (e)	295,000	303,480
(New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 E, 0.85% 12/1/25 (e)	415,000	398,141
Bonds:
(New Jersey - American Wtr. Compnay, INC. Proj.) Series 2020 D, 1.1%, tender 12/1/27 (b)(e)	3,145,000	2,832,871
(New Jersey American Wtr. Compnay, INC. Proj.) Series 2019 A, 2.2%, tender 12/3/29 (b)(e)	2,830,000	2,527,362
(New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(e)	500,000	502,572
New Jersey Edl. Facilities Auth. Rev. Series 2022 A, 5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	160,000	179,448
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/29	145,000	148,593
5% 7/1/31	255,000	261,148
5% 7/1/32	295,000	301,835
Series A:
5% 7/1/40	1,000,000	1,044,841
5% 7/1/45	845,000	875,408
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/31	3,400,000	3,634,970
5% 6/1/25	1,000,000	1,009,600
5% 6/1/27	575,000	606,906
5% 6/1/28	65,000	69,986
5% 6/1/29	1,040,000	1,139,974
Series 2021:
2% 6/1/32	2,110,000	1,836,405
2% 6/1/34	1,020,000	854,184
2% 6/1/37	2,400,000	1,890,993
5% 6/1/40	1,500,000	1,621,413
5% 6/1/41	1,500,000	1,616,927
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/32	445,000	471,055
5% 10/1/37	645,000	675,165
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	105,000	105,985
Series 2019 B3, 5%, tender 7/1/26 (b)	110,000	112,940
Series 2015 A, 5% 7/1/46 (Assured Guaranty Muni. Corp. Insured)	1,205,000	1,209,642
Series 2016 A:
4% 7/1/36	1,150,000	1,159,216
5% 7/1/25 (Escrowed to Maturity)	60,000	60,590
5% 7/1/27	90,000	92,999
5% 7/1/28	45,000	46,464
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	85,000	87,536
5% 7/1/30	175,000	180,328
5% 7/1/43	3,425,000	3,487,116
Series 2016:
4% 7/1/48	470,000	434,546
5% 7/1/28	75,000	76,595
5% 7/1/41	365,000	369,243
Series 2017 A:
5% 7/1/37	420,000	436,738
5% 7/1/39	1,550,000	1,605,624
5.25% 7/1/57	590,000	605,974
Series 2019, 4% 7/1/35	140,000	143,837
Series 2021 A, 3% 7/1/51	3,000,000	2,445,510
Series 2021, 3% 7/1/39	1,520,000	1,415,026
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (e)	645,000	664,544
Series 2018 B:
5% 12/1/25 (e)	510,000	516,925
5% 12/1/26 (e)	740,000	762,422
Series 2019 A, 5% 12/1/25	310,000	315,307
Series 2019 B, 3.25% 12/1/39 (e)	525,000	497,040
Series 2020 B, 3.5% 12/1/39 (e)	1,040,000	1,004,396
Series 2020:
5% 12/1/24 (e)	1,025,000	1,025,082
5% 12/1/24 (e)	485,000	485,039
5% 12/1/27 (e)	405,000	422,706
5% 12/1/28 (e)	705,000	746,092
Series 2021 A:
5% 12/1/28 (e)	85,000	89,954
5% 12/1/29 (e)	115,000	122,322
Series 2021 B:
2.5% 12/1/40 (e)	420,000	379,130
5% 12/1/28 (e)	305,000	322,778
5% 12/1/29 (e)	300,000	319,100
Series 2021 C, 3.25% 12/1/51 (e)	185,000	139,690
Series 2022 A, 5% 12/1/26 (e)	495,000	509,999
Series 2022 B:
4% 12/1/41 (e)	2,980,000	2,960,014
5% 12/1/26 (e)	5,050,000	5,203,017
Series 2023 A, 5% 12/1/30 (e)	1,250,000	1,337,700
Series 2023 B, 5% 12/1/33 (e)	10,750,000	11,579,378
Series 2024 B, 4.25% 12/1/45 (e)	4,105,000	4,096,136
Series 2024 C, 5.25% 12/1/54 (e)	255,000	259,712
New Jersey Hsg. & Mtg. Fin. Agcy. Series 2024 B, 5.25% 12/20/65	2,250,000	2,370,473
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2021 H, 3% 10/1/52	1,815,000	1,771,788
New Jersey Institute of Technology Series 2015 A:
5% 7/1/40	1,030,000	1,037,641
5% 7/1/45	4,215,000	4,240,953
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/28	65,000	68,682
5% 6/1/30	750,000	790,305
5% 6/1/31	605,000	635,760
5% 6/1/32	640,000	671,259
5% 6/1/33	2,265,000	2,371,891
5% 6/1/34	640,000	669,151
5% 6/1/36	1,050,000	1,093,429
5% 6/1/46	12,715,000	12,971,846
5.25% 6/1/46	3,610,000	3,717,797
Series 2018 B, 5% 6/1/46	12,905,000	12,965,493
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 D3, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,225,000	1,242,125
Series 2015 E:
5% 1/1/34	605,000	605,850
5% 1/1/45	1,070,000	1,071,503
Series 2016 A, 5% 1/1/35	1,180,000	1,202,234
Series 2017 G, 5% 1/1/36	5,365,000	5,655,269
Series 2019 A, 5% 1/1/48	1,205,000	1,269,063
Series 2021 A, 4% 1/1/42	3,000,000	3,036,977
Series 2022 B, 5.25% 1/1/52	8,600,000	9,565,972
Series 2024 B, 5.25% 1/1/49	2,500,000	2,825,324
Series 2024 C:
5% 1/1/42	2,000,000	2,245,072
5% 1/1/43	2,100,000	2,349,868
5% 1/1/44	2,800,000	3,123,685
5% 1/1/45	2,500,000	2,783,020
Series 2024, 5% 1/1/30	2,550,000	2,824,318
Series D, 5% 1/1/28	595,000	610,444
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,750,000	1,856,051
Series 2006 C:
0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,267,615
0% 12/15/28	1,360,000	1,190,078
0% 12/15/30 (FGIC Insured)	2,925,000	2,388,647
0% 12/15/31 (FGIC Insured)	3,920,000	3,085,195
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	710,000	542,040
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	2,430,000	1,788,536
0% 12/15/34	4,100,000	2,904,400
0% 12/15/35	795,000	534,582
0% 12/15/36 (AMBAC Insured)	2,075,000	1,333,756
Series 2008 A:
0% 12/15/37	4,500,000	2,768,501
0% 12/15/38 (Build America Mutual Assurance Insured)	6,000,000	3,581,233
Series 2010 A, 0% 12/15/27	2,150,000	1,946,694
Series 2014 BB2:
5% 6/15/33	3,085,000	3,428,392
5% 6/15/34	320,000	354,250
Series 2016 A:
5% 6/15/27	385,000	395,834
5% 6/15/29	470,000	483,007
Series 2018 A:
5% 6/15/29	730,000	750,202
5% 6/15/31	855,000	877,470
5% 12/15/32	205,000	219,447
5% 12/15/34	85,000	90,236
Series 2019 AA:
5% 6/15/46	860,000	894,902
5% 6/15/46 (Pre-Refunded to 12/15/28 @ 100)	465,000	506,870
Series 2019 BB:
4% 6/15/36	1,870,000	1,893,226
4% 6/15/38	205,000	206,807
4% 6/15/50	500,000	491,279
5% 6/15/44	2,170,000	2,265,096
Series 2020 AA:
5% 6/15/50	405,000	427,980
5% 6/15/50 (Pre-Refunded to 12/15/30 @ 100)	110,000	123,794
Series 2021 A:
4% 6/15/34	440,000	455,517
4% 6/15/36	1,530,000	1,559,461
4% 6/15/38	1,795,000	1,825,122
5% 6/15/32	200,000	223,144
5% 6/15/33	345,000	383,402
Series 2022 A:
4% 6/15/39	140,000	141,973
4% 6/15/40	745,000	753,780
4% 6/15/41	3,250,000	3,275,150
4% 6/15/42	675,000	678,050
Series 2022 AA:
5% 6/15/29	1,150,000	1,253,495
5% 6/15/30	4,030,000	4,460,711
5% 6/15/31	305,000	342,079
5% 6/15/32	1,665,000	1,888,748
5% 6/15/33	955,000	1,079,183
5% 6/15/35	35,000	39,168
5% 6/15/36	2,015,000	2,248,172
5% 6/15/37	580,000	645,110
5% 6/15/38	250,000	277,230
Series 2022 BB:
4% 6/15/46	4,770,000	4,733,835
4% 6/15/50	2,885,000	2,843,665
Series 2022 CC:
5% 6/15/38	1,500,000	1,672,844
5.5% 6/15/50 (Pre-Refunded to 12/15/32 @ 100)	7,815,000	9,307,894
Series 2023 A:
4.25% 6/15/40	2,025,000	2,109,117
5% 6/15/37	3,000,000	3,377,915
Series 2023 AA:
4.25% 6/15/44	495,000	507,192
5% 6/15/40	3,480,000	3,876,297
Series 2024 A, 5% 6/15/36	2,500,000	2,873,190
Series 2024 AA:
5% 6/15/40	9,600,000	10,855,980
5% 6/15/42	3,500,000	3,916,049
5.25% 6/15/41	2,000,000	2,293,960
Series A:
0% 12/15/31	110,000	86,574
4% 12/15/39	120,000	120,923
4.25% 12/15/38	300,000	307,872
5% 12/15/25	855,000	871,695
5% 12/15/26	1,000,000	1,041,535
Series AA:
4% 6/15/36	670,000	682,018
4% 6/15/37	1,120,000	1,137,118
4% 6/15/38	555,000	562,061
4% 6/15/39	65,000	65,683
4% 6/15/40	250,000	251,887
4% 6/15/45	10,035,000	10,006,688
4% 6/15/50	4,975,000	4,903,720
5% 6/15/35	225,000	246,963
5% 6/15/36	75,000	82,115
5% 6/15/37	170,000	185,651
5% 6/15/38	1,075,000	1,171,060
5% 6/15/39	725,000	788,093
5% 6/15/40	225,000	243,875
Series BB:
4% 6/15/44	2,055,000	2,057,427
5% 6/15/33	3,035,000	3,244,427
5% 6/15/50 (Pre-Refunded to 12/15/28 @ 100)	1,205,000	1,313,503
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	815,000	829,532
Rutgers State Univ. Rev. Series 2016 M, 5% 5/1/33	965,000	988,215
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (e)	1,880,000	1,926,430
5% 1/1/48 (e)	1,685,000	1,712,188
Series 2017 A, 5% 1/1/49	480,000	491,921
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	275,000	297,079
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,347,686
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	150,000	161,413
Series 2020 A, 5% 11/1/45	350,000	374,138
Series 2022 A:
4.625% 11/1/47	500,000	511,687
5% 11/1/37	500,000	557,034
5% 11/1/41	1,355,000	1,453,229
5.25% 11/1/52	740,000	807,550
The Poll. Cont. Fin. Auth. of Gloucester County Poll. Cont. Rev. (Logan Proj.) Series 2014 A, 5% 12/1/24 (Escrowed to Maturity) (e)	80,000	80,007
Union County Impt. Auth. Solid Waste Disp. Rev. (Aries Linden, LLC Proj.) Series 2019, 6.75% 12/1/41 (e)(g)	460,000	304,379
TOTAL NEW JERSEY		375,765,656
New Mexico - 0.1%
Albuquerque School District #12 Series 2024, 5% 8/1/25	1,250,000	1,266,062
Albuquerque Wtr. Util. Auth. Series 2018, 5% 7/1/28	65,000	67,255
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/26 (e)	2,280,000	2,338,020
5% 9/1/27 (e)	1,075,000	1,116,385
5% 9/1/29 (e)	425,000	449,936
New Mexico Hosp. Equip. Ln. Council Rev.:
Bonds Series 2019 B, 5%, tender 8/1/25 (b)	95,000	95,939
Series 2019 A, 5% 8/1/44	1,250,000	1,316,958
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	125,000	125,535
Series 2018 C, 4% 1/1/49	290,000	290,883
Series 2019 C, 4% 1/1/50	35,000	35,172
Series 2019 D, 3.75% 1/1/50	250,000	249,703
Series 2022 A, 3% 3/1/53	1,600,000	1,563,065
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (b)	320,000	321,843
Santa Fe Retirement Fac.:
Series 2012, 5% 5/15/42	30,000	30,007
Series 2019 A:
5% 5/15/34	185,000	192,101
5% 5/15/39	90,000	92,255
5% 5/15/44	95,000	96,040
5% 5/15/49	215,000	215,385
TOTAL NEW MEXICO		9,862,544
New York - 7.6%
Broome County Local Dev. Corp. Rev. (United Health Svcs. Hospitals, Inc. Proj.) Series 2020:
3% 4/1/36 (Assured Guaranty Muni. Corp. Insured)	380,000	355,364
3% 4/1/37 (Assured Guaranty Muni. Corp. Insured)	320,000	296,004
4% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	210,000	214,577
4% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	265,000	268,176
4% 4/1/39 (Assured Guaranty Muni. Corp. Insured)	285,000	287,868
Build NYC Resource Corp. Rev.:
(Albert Einstein School of Medicine, Inc. Proj.) Series 2015, 5.5% 9/1/45 (g)	3,970,000	3,979,539
(Classical Charter School Proj.) Series 2023 A, 4.75% 6/15/58	725,000	725,512
(East Harlem Scholars Academy Charter School Proj.) Series 2022, 5.75% 6/1/52 (g)	600,000	634,349
(Friends of Hellenic Classical Charter Schools, Inc. Proj.):
Series 2021 A:
5% 12/1/51 (g)	630,000	581,775
5% 12/1/55 (g)	100,000	91,078
Series 2021 A1, 5% 12/1/41 (g)	115,000	111,906
(Grand Concourse Academy Charter School Proj.):
Series 2022 A, 5% 7/1/52	80,000	81,104
Series 2022 B, 5% 7/1/62	595,000	599,671
(KIPP NYC Pub. School Facilities - Canal West Proj.) Series 2022, 5.25% 7/1/57	440,000	460,492
(Richmond Preparatory Charter School Proj.) Series 2021 A, 5% 6/1/51 (g)	350,000	326,642
(Shefa School Proj.) Series 2021 A, 5% 6/15/51 (g)	2,910,000	2,882,078
Series 2022, 5.25% 7/1/62	545,000	568,605
Build NYC Resource Corp. Solid Waste Disp. Rev. (Pratt Paper NY, Inc. Proj.) Series 2014, 5% 1/1/35 (e)(g)	2,200,000	2,201,560
City of Long Beach Series 2022 B, 4.625% 7/15/52	2,230,000	2,303,288
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	150,000	152,527
4% 7/1/34	150,000	152,500
Series 2011 A, 5% 10/1/25	15,000	15,022
Series 2016 A:
5% 7/1/25	5,000	5,043
5% 7/1/32	140,000	144,434
5% 7/1/37	765,000	785,680
Series 2017:
5% 12/1/24 (g)	100,000	99,999
5% 12/1/25 (g)	100,000	100,187
5% 12/1/27 (g)	2,200,000	2,214,223
5% 12/1/30 (g)	200,000	200,527
5% 12/1/31 (g)	200,000	200,068
5% 12/1/34 (g)	200,000	198,067
5% 12/1/36 (g)	200,000	196,367
5% 12/1/37 (g)	700,000	683,616
Dutchess County Local Dev. Corp. Rev.:
Series 2019 B, 4% 7/1/49	1,000,000	928,662
Series 2020 A, 5% 7/1/45	400,000	412,391
Erie County Tobacco Asset Securitization Corp.:
Series 2005 B, 0% 6/1/47	2,500,000	545,238
Series 2006 A, 0% 6/1/60 (g)	10,070,000	487,143
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A, 5.25% 12/1/52	250,000	264,018
Glen Cove Local Econ. Assistance Corp. Rev. (Garvies Point Pub. Impt. Proj.):
Series 2016 A, 5% 1/1/56	1,255,000	1,079,252
Series 2016 B, 0% 1/1/45	6,515,000	1,855,103
Series 2016 C, 5.625% 1/1/55	2,395,000	2,248,696
Hempstead Town N Y Loc Dev. Cor (The Academy Charter School Proj.) Series 2021 A, 4.6% 2/1/51	500,000	400,855
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/33	200,000	207,836
5% 2/15/35	1,445,000	1,499,077
5% 2/15/39	950,000	980,934
Huntington Local Dev. Corp. Rev. (Gurwin Independent Hsg., Inc. / Fountaingate Gardens Proj.) Series 2021 B, 4% 7/1/27	135,000	131,733
Jefferson County Civic Facility Dev. Corp. Rev. (Samaritan Med. Ctr. Proj.) Series 2017 A, 4% 11/1/32	100,000	94,624
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	2,045,000	2,385,533
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2021 B, 1.5%, tender 9/1/26 (b)	1,510,000	1,448,870
Series 2024 B, 3%, tender 9/1/29 (b)	1,500,000	1,482,753
Series 2016 B, 5% 9/1/35	2,905,000	2,980,446
Series 2017:
5% 9/1/33	30,000	31,495
5% 9/1/35	110,000	115,209
5% 9/1/36	65,000	67,976
5% 9/1/42	195,000	202,704
Monroe County N Y Indl. Dev. Agcy. M (Keeler Park Cmnty. Partners, L.P. Proj.) Series 2022, 4.84% 11/1/40	4,670,846	4,974,224
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,090,000	4,095,996
Nassau County Indl. Dev. Agcy.:
Series 2021 A, 9% 1/1/41 (g)	1,580,000	1,580,000
Series 2021 B, 5% 1/1/58 (h)	3,260,000	492,677
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,235,000	2,394,160
New York City Gen. Oblig.:
Series 2017 B:
5% 12/1/33	515,000	533,656
5% 12/1/41	745,000	765,288
Series 2018 B1:
5% 10/1/38	750,000	785,758
5.25% 10/1/33	1,300,000	1,381,096
Series 2018 E1, 5% 3/1/44	605,000	629,343
Series 2018 F, 5% 4/1/45	345,000	358,899
Series 2019 A1, 3% 8/1/36	1,950,000	1,831,930
Series 2019 D1, 5% 12/1/42	1,475,000	1,551,885
Series 2020 A1, 5% 8/1/27	1,575,000	1,670,905
Series 2020 C, 5% 8/1/42	750,000	808,570
Series 2020 D1, 5% 3/1/43	2,000,000	2,139,458
Series 2021 F1, 5% 3/1/43	1,000,000	1,082,800
Series 2022 A1, 5% 8/1/47	3,535,000	3,807,485
Series 2022 D, 4.5% 5/1/49	500,000	514,736
Series 2022 D1:
4.25% 5/1/40	750,000	774,265
5.5% 5/1/44	925,000	1,043,418
5.5% 5/1/46	625,000	700,508
Series 2023 A, 5% 9/1/37	750,000	845,923
Series 2023 E1, 4% 4/1/42	3,000,000	3,036,271
Series A:
5% 8/1/26	705,000	731,436
5% 8/1/39	1,130,000	1,214,297
Series B, 5% 10/1/42	690,000	737,545
New York City Hsg. Dev. Corp.:
Bonds Series 2024 A2, 3.625%, tender 7/1/28 (b)	4,265,000	4,307,284
Series 2019 A1, 4.15% 11/1/38	1,975,000	1,979,685
Series 2023 A, 4.8% 2/1/53	4,345,000	4,476,753
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
Series 2014 E, 3.5% 2/15/48	1,247,985	1,247,393
Series 2014 F, 4.5% 2/15/48	6,161,389	6,158,459
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	575,000	565,074
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,315,000	6,115,225
Series 2021, 0.6%, tender 7/1/25 (b)	1,290,000	1,263,960
Series 2019 J, 3.05% 11/1/49	880,000	733,284
Series 2021 F1, 2.4% 11/1/46	1,200,000	853,846
Series 2022 G, 4.85% 11/1/53	1,940,000	2,001,412
New York City Indl. Dev. Agcy. Series 2012 A, 5% 7/1/28 (e)	370,000	371,976
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/46 (Assured Guaranty Muni. Corp. Insured) (Assured Guaranty, Inc. Insured)	2,250,000	1,853,991
(Yankee Stadium Proj.) Series 2020 A:
3% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	845,000	763,959
3% 3/1/49 (Assured Guaranty Muni. Corp. Insured)	500,000	405,551
4% 3/1/45	615,000	603,150
4% 3/1/45 (Assured Guaranty Muni. Corp. Insured)	1,265,000	1,256,945
Series 2020 A, 3% 3/1/49	450,000	364,996
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2016 CC1, 5.25% 6/15/46	370,000	379,049
Series 2017 AA, 5% 6/15/38	250,000	261,459
Series 2018 CC, 5% 6/15/48	2,000,000	2,068,902
Series 2018 EE, 5% 6/15/40	1,400,000	1,471,334
Series 2018 FF, 5% 6/15/38	1,250,000	1,322,246
Series 2020 DD 1, 3% 6/15/50	250,000	206,260
Series 2021 AA 1, 4% 6/15/51	5,540,000	5,501,761
Series 2021 AA1, 3% 6/15/50	4,325,000	3,557,719
Series 2021 BB1:
3% 6/15/44	2,415,000	2,083,976
4% 6/15/45	1,750,000	1,759,397
5% 6/15/44	750,000	816,524
Series 2021 CC1, 5% 6/15/51	2,000,000	2,139,805
Series 2021 DD, 4% 6/15/36	1,285,000	1,342,986
Series 2022 AA1, 5.25% 6/15/52	12,150,000	13,397,289
Series 2022 CC1, 5% 6/15/52	1,060,000	1,137,868
Series 2022 CC2, 5% 6/15/26	395,000	395,242
Series 2022 EE:
4% 6/15/39	2,185,000	2,262,243
5% 6/15/45	9,100,000	9,916,571
Series 2023 DD:
4.125% 6/15/46	2,000,000	2,028,192
5.25% 6/15/47	300,000	334,620
Series 2024 AA1, 5% 6/15/51	1,200,000	1,321,242
Series 2024 CC1, 5.25% 6/15/54	1,910,000	2,133,044
Series GG 1, 5% 6/15/48	12,665,000	13,464,911
New York City Transitional Fin. Auth.:
Series 2023 B, 5% 5/1/42	5,000,000	5,615,870
Series 2024 B:
5% 5/1/40	3,835,000	4,352,458
5% 5/1/41	5,570,000	6,280,005
Series 2024 F1, 5.25% 2/1/53	2,500,000	2,782,646
Series 2025 D, 5% 5/1/49	2,510,000	2,762,291
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	450,000	450,817
Series 2015 S2, 5% 7/15/35	215,000	217,071
Series 2018 S3, 5% 7/15/43	1,475,000	1,552,795
Series 2019 S1, 5% 7/15/45	1,000,000	1,049,421
Series 2020 S1, 3% 7/15/49	3,000,000	2,443,621
New York City Transitional Fin. Auth. Rev.:
Series 2017 F1, 5% 5/1/42	5,120,000	5,309,714
Series 2018 A2, 5% 8/1/39	1,530,000	1,591,784
Series 2018 C3, 5% 5/1/41	1,700,000	1,785,254
Series 2019 B1:
5% 8/1/34	110,000	116,758
5% 8/1/36	2,050,000	2,173,039
5% 8/1/38	1,475,000	1,560,694
Series 2019 C, 4% 11/1/42	1,500,000	1,502,832
Series 2020 B 1, 3% 11/1/47	1,000,000	836,990
Series 2020 B1:
4% 11/1/41	2,200,000	2,214,658
5% 11/1/36	3,000,000	3,236,625
Series 2020 C1:
4% 5/1/36	425,000	441,675
4% 5/1/39	745,000	765,591
4% 5/1/45	845,000	846,843
Series 2021 A, 4% 11/1/34	210,000	219,348
Series 2021 B1, 4% 8/1/45	1,885,000	1,889,554
Series 2021 C, 4% 5/1/45	2,135,000	2,139,657
Series 2021 C1, 4% 5/1/39	1,475,000	1,515,767
Series 2021 E1, 4% 2/1/46	3,150,000	3,154,986
Series 2021 F1:
4% 11/1/36	145,000	150,922
4% 11/1/37	440,000	456,036
Series 2021, 4% 11/1/38	790,000	817,349
Series 2022 C1:
4% 2/1/41	1,635,000	1,664,034
5% 2/1/47	2,485,000	2,681,339
Series 2022 F1:
5% 2/1/42	1,000,000	1,102,013
5% 2/1/47	6,000,000	6,474,059
Series 2023 A1, 5.25% 8/1/42	1,000,000	1,125,286
Series 2023 D1, 5.5% 11/1/45	2,000,000	2,271,293
Series 2023 F1, 5.25% 2/1/40	2,000,000	2,290,755
Series 2024 A1, 5% 5/1/39	2,000,000	2,260,551
Series C1, 4% 5/1/44	1,100,000	1,105,642
Series E1, 4% 2/1/49	575,000	572,203
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	2,630,000	2,970,048
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	400,000	406,046
5% 11/15/29	280,000	283,971
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2015 E, 5% 3/15/34	6,025,000	6,094,204
Series 2017 B3, 5% 2/15/41	2,265,000	2,356,236
Series 2021 E, 4% 3/15/38	3,815,000	3,941,668
New York Dorm. Auth. Rev.:
Bonds Series 2019 B3, 5%, tender 5/1/26 (b)	40,000	40,538
Series 2015, 5% 12/1/40 (g)	1,200,000	1,151,220
Series 2020 A:
3% 7/1/48	2,500,000	2,041,089
4% 9/1/50	250,000	233,225
4% 7/1/53	250,000	245,988
5% 10/1/30 (Pre-Refunded to 10/1/28 @ 100)	5,000	5,412
5% 7/1/36	235,000	253,397
5% 7/1/40	270,000	288,789
Series 2021 A, 3% 7/1/41	1,500,000	1,374,550
Series 2022 1B, 4% 7/1/51	3,000,000	3,004,785
Series 2022 A:
4% 5/1/45	1,185,000	1,181,525
5% 7/1/33	40,000	44,451
5% 7/1/34	80,000	88,701
5% 7/1/36	50,000	54,963
5% 10/1/36	3,080,000	3,394,013
5% 7/15/37	340,000	359,436
5% 7/1/38	105,000	114,665
5% 7/1/40	65,000	70,634
5% 7/1/41	65,000	70,375
5% 7/1/42	70,000	75,521
5% 7/15/42	960,000	995,316
5% 7/15/50	2,485,000	2,538,562
5% 5/1/52	2,000,000	2,129,843
Series 2022:
4% 7/1/36	1,065,000	1,098,672
4% 7/1/38	345,000	354,401
4% 7/1/40	565,000	576,861
5% 7/1/30	105,000	109,774
5% 7/1/31	110,000	115,329
5% 7/1/34	705,000	789,905
5% 7/1/35	705,000	785,193
5% 7/1/37	1,165,000	1,291,552
5% 7/1/38	55,000	56,367
5% 7/1/39	355,000	391,518
5% 7/1/39	85,000	86,560
5% 7/1/40	190,000	192,716
5% 7/1/41	630,000	690,683
5% 7/1/41	200,000	202,093
5% 7/1/42	105,000	105,752
5% 7/1/57	5,705,000	5,485,891
Series 2024 A, 5.5% 7/1/54	4,175,000	4,787,367
Series 2024:
5.25% 10/1/49	1,260,000	1,355,399
5.5% 11/1/44	310,000	347,656
5.5% 10/1/54	1,245,000	1,394,208
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/35	1,785,000	1,838,318
Series 2017 A, 5% 3/15/38	1,035,000	1,069,149
Series 2018 A:
5% 3/15/42	645,000	676,938
5% 3/15/43	2,410,000	2,526,080
Series 2018 C, 5% 3/15/38	465,000	490,836
Series 2018 E, 5% 3/15/44	495,000	521,717
Series 2023 A1, 5% 3/15/41	11,945,000	13,365,006
Series 2024 A, 5% 3/15/52	8,000,000	8,813,871
Series 2024, 5% 3/15/50	1,875,000	2,071,430
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series 2019 B, 3% 6/15/38	915,000	868,619
New York Liberty Dev. Corp.:
(3 World Trade Ctr. Proj.) Series 2014:
5% 11/15/44 (g)	8,505,000	8,509,620
5.15% 11/15/34 (g)	1,840,000	1,841,507
5.375% 11/15/40 (g)	6,065,000	6,069,780
(4 World Trade Ctr. Proj.) Series 2021 A, 2.875% 11/15/46	2,000,000	1,548,525
(7 World Trade Ctr. Proj.) Series 2022 A, 3.125% 9/15/50	650,000	541,947
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	1,800,000	1,701,336
(Bank of America Tower At One Bryant Park Proj.) Series 2019 3, 2.8% 9/15/69	840,000	782,190
(World Trade Ctr. Proj.) Series 2014, 7.25% 11/15/44 (g)	2,000,000	2,002,190
Series 2021 1WTC, 3% 2/15/42	2,000,000	1,752,911
Series 2021 A:
2.875% 11/15/46	1,500,000	1,171,655
3% 11/15/51 (Build America Mutual Assurance Insured)	250,000	203,022
Series 2021:
2.75% 2/15/44	2,400,000	1,922,409
3% 2/15/42	4,000,000	3,533,840
4% 2/15/43	750,000	750,621
4% 2/15/43	1,325,000	1,321,334
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 0% 11/15/32	355,000	268,468
Series 2016 A, 5.25% 11/15/31	1,475,000	1,539,050
Series 2017 A, 5% 11/15/47	1,805,000	1,850,267
Series 2022 A, 5% 11/15/45	250,000	271,774
Series 2024 B1, 4% 11/15/54	6,000,000	5,944,639
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2015 A2, 5%, tender 5/15/30 (b)	2,195,000	2,380,453
Series 2006 B, 5.25% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	1,180,000	1,237,831
Series 2015 A1:
5% 11/15/29	375,000	377,581
5% 11/15/40	700,000	702,806
Series 2015 C, 5% 11/15/35	1,500,000	1,521,588
Series 2015 D1, 5% 11/15/26	500,000	508,054
Series 2016 A1, 5% 11/15/41	900,000	910,165
Series 2016 A2, 5% 11/15/27	250,000	258,417
Series 2016 C 2A, 4% 11/15/38	360,000	361,393
Series 2016 D, 5% 11/15/27	250,000	258,417
Series 2017 A, 4% 11/15/37	785,000	791,487
Series 2017 A1, 5% 11/15/51	480,000	491,277
Series 2017 C-2:
0% 11/15/29	125,000	105,354
0% 11/15/33	315,000	225,717
Series 2017 C1:
5% 11/15/27	1,035,000	1,097,977
5% 11/15/30	2,380,000	2,520,806
5% 11/15/34	95,000	99,955
Series 2017 D:
5% 11/15/33	1,140,000	1,200,726
5% 11/15/35	130,000	136,549
Series 2017, 5% 11/15/34	3,510,000	3,705,979
Series 2019 C, 5% 11/15/42	2,300,000	2,428,664
Series 2020 A1:
4% 11/15/46	750,000	738,226
4% 11/15/50 (Assured Guaranty Muni. Corp. Insured)	450,000	446,667
4% 11/15/51	250,000	243,385
5% 11/15/49	2,750,000	2,874,119
Series 2020 C1:
5% 11/15/50	1,500,000	1,559,668
5.25% 11/15/55	600,000	630,902
Series 2020 D:
4% 11/15/46	11,005,000	10,832,242
4% 11/15/47	130,000	127,568
4% 11/15/50	2,600,000	2,535,814
5% 11/15/44	2,650,000	2,802,720
Series 2020 E:
4% 11/15/45	2,550,000	2,516,394
5% 11/15/29	725,000	793,776
5% 11/15/33	540,000	590,985
Series 2021 A1:
4% 11/15/45	900,000	888,139
4% 11/15/46	250,000	246,075
4% 11/15/49	650,000	635,095
Series 2024 A:
5% 11/15/32	11,890,000	13,453,549
5.5% 11/15/47	1,950,000	2,188,632
New York Pwr. Auth.:
Series 2022 A, 4% 11/15/47 (Assured Guaranty Muni. Corp. Insured)	420,000	420,948
Series 2023 A, 5.25% 11/15/43 (Assured Guaranty Muni. Corp. Insured)	1,395,000	1,619,782
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	65,000	67,449
Series 2019 A:
5% 3/15/39	1,000,000	1,067,648
5% 3/15/45	2,450,000	2,592,397
Series 2019 D:
3% 2/15/49	3,295,000	2,736,990
4% 2/15/39	1,000,000	1,019,452
4% 2/15/40	4,085,000	4,145,768
4% 2/15/47	7,485,000	7,430,777
Series 2019 E, 5% 2/15/35	655,000	718,167
Series 2020 A:
3% 3/15/39	1,750,000	1,628,033
3% 3/15/42	1,000,000	894,003
Series 2021 E:
3% 3/15/41	1,000,000	912,023
3% 3/15/50	3,275,000	2,689,723
4% 3/15/39	2,500,000	2,563,101
4% 3/15/42	3,925,000	3,954,400
4% 3/15/45	5,890,000	5,909,393
4% 3/15/47	260,000	260,415
4% 3/15/49	2,000,000	1,996,220
Series 2022 A:
4% 3/15/39	2,745,000	2,814,284
4% 3/15/40	2,900,000	2,952,248
5% 3/15/46	3,430,000	3,711,039
Series 2024 A, 5.25% 3/15/52	2,495,000	2,772,020
New York State Envir. Facilities Corp. Rev. (2010 Master Fing. Prog.) Series 2022 B, 5.25% 9/15/52	2,000,000	2,215,875
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Casella Waste Systems, INC. Proj.) Series 2020 R2, 5.125%, tender 9/3/30 (b)(e)(g)	1,150,000	1,221,245
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	915,000	868,031
1.1%, tender 5/1/27 (b)	3,395,000	3,169,698
Series 2020 L2, 0.75% 11/1/25	895,000	865,612
Series 2020 M2, 0.75% 11/1/25	40,000	38,687
Series J, 0.75% 5/1/25	360,000	354,231
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 227, 2.3% 10/1/40	750,000	584,166
Series 221, 3.5% 10/1/32 (e)	80,000	79,015
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/39	1,280,000	1,311,023
4% 3/15/45	80,000	80,050
4% 3/15/49	505,000	502,492
Series 2020 C:
3% 3/15/48	1,750,000	1,451,273
4% 3/15/42	2,135,000	2,147,711
4% 3/15/49	2,175,000	2,164,200
5% 3/15/47	1,475,000	1,570,553
Series 2020 E:
4% 3/15/39	1,215,000	1,242,128
4% 3/15/43	350,000	350,882
4% 3/15/44	6,930,000	6,936,491
4% 3/15/45	6,525,000	6,528,754
Series 2022 A:
5% 3/15/42	750,000	828,573
5% 3/15/43	10,000,000	10,995,667
Series 2023 A, 5% 3/15/57	2,000,000	2,165,330
New York State Urban Eev Corp.:
Series 2019 A:
3% 3/15/49	2,000,000	1,635,167
5% 3/15/37	3,405,000	3,689,473
Series 2021 A:
3% 3/15/40	1,000,000	916,783
3% 3/15/50	300,000	245,918
4% 3/15/37	1,250,000	1,295,929
4% 3/15/38	1,000,000	1,030,568
Series 2023 A, 5% 3/15/49	15,000,000	16,304,126
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/46	2,760,000	2,794,205
Series 2019 B:
4% 1/1/38	3,400,000	3,464,862
4% 1/1/45	1,465,000	1,450,619
4% 1/1/50	250,000	246,273
Series 2021, 3% 1/1/51	1,500,000	1,213,944
New York Thruway Auth. Personal Income Tax Rev.:
Series 2021 A1:
3% 3/15/48	500,000	410,866
3% 3/15/51	1,950,000	1,566,703
4% 3/15/43	750,000	752,749
4% 3/15/53	2,200,000	2,170,186
Series 2022 C, 5% 3/15/53	2,210,000	2,381,942
New York Trans. Dev. Corp.:
(American Airlines, Inc. John F. Kennedy Int'l. Arpt. Proj.):
Series 2016:
5% 8/1/26 (e)	895,000	896,493
5% 8/1/31 (e)	2,635,000	2,638,295
Series 2020:
5.25% 8/1/31 (e)	475,000	497,832
5.375% 8/1/36 (e)	1,405,000	1,481,158
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.):
Series 2020:
4.375% 10/1/45 (e)	4,735,000	4,607,674
5% 10/1/40 (e)	4,190,000	4,355,888
Series 2023:
5.625% 4/1/40 (e)	4,535,000	4,906,236
6% 4/1/35 (e)	3,800,000	4,272,981
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018:
4% 1/1/36 (e)	280,000	273,999
5% 1/1/27 (e)	4,000,000	4,112,184
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (e)	435,000	450,983
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018:
5% 1/1/31 (e)	1,735,000	1,794,703
5% 1/1/32 (e)	3,510,000	3,625,220
5% 1/1/33 (e)	260,000	268,191
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/34 (e)	885,000	911,683
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/36 (e)	710,000	729,346
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/35 (e)	2,610,000	2,739,310
(JFK Arpt. Term. 6 Redev. Proj.):
Series 2024 A:
4.5% 12/31/54 (Assured Guaranty Muni. Corp. Insured) (e)	2,500,000	2,518,095
5.5% 12/31/54 (e)	3,555,000	3,852,453
Series 2024 B, 0% 12/31/54 (Assured Guaranty Muni. Corp. Insured) (e)(i)	2,205,000	1,477,198
Series 2024:
5.25% 12/31/54 (Assured Guaranty Muni. Corp. Insured) (e)	12,695,000	13,672,812
5.5% 12/31/60 (e)	10,630,000	11,447,825
(John F. Kennedy Int'l. Arpt. New Term. One Proj.):
Series 2023:
5.125% 6/30/60 (Assured Guaranty Muni. Corp. Insured) (e)	15,815,000	16,426,663
5.375% 6/30/60 (e)	9,655,000	10,097,552
5.5% 6/30/42 (Assured Guaranty Muni. Corp. Insured) (e)	2,890,000	3,158,163
6% 6/30/54 (e)	11,655,000	12,716,633
Series 2024:
5% 6/30/49 (Assured Guaranty Muni. Corp. Insured) (e)	1,000,000	1,046,468
5% 6/30/54 (Assured Guaranty Muni. Corp. Insured) (e)	1,455,000	1,512,560
5% 6/30/60 (e)	1,100,000	1,129,296
5.25% 6/30/60 (Assured Guaranty Muni. Corp. Insured) (e)	6,730,000	7,149,700
5.5% 6/30/54 (e)	3,700,000	3,971,680
5.5% 6/30/60 (e)	5,800,000	6,196,036
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (e)	520,000	520,620
5% 7/1/46 (e)	12,910,000	12,910,160
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (e)	1,525,000	1,525,043
(New York State Thruway Svc. Areas Proj.) Series 2021:
4% 10/31/46 (e)	3,885,000	3,527,390
4% 4/30/53 (e)	825,000	726,904
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 4% 12/1/38 (e)	40,000	40,022
Series 2020 C:
4% 12/1/40	480,000	480,143
5% 12/1/32	375,000	407,990
5% 12/1/35	480,000	518,153
5% 12/1/37	290,000	311,393
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/39 (e)	105,000	104,522
5% 12/1/36 (e)	5,000	5,268
Series 2022:
5% 12/1/32 (e)	995,000	1,079,700
5% 12/1/33 (e)	1,545,000	1,672,858
5% 12/1/34 (e)	1,935,000	2,089,101
5% 12/1/35 (e)	845,000	909,038
5% 12/1/36 (e)	575,000	616,664
5% 12/1/37 (e)	1,535,000	1,640,203
5% 12/1/38 (e)	3,720,000	3,962,078
5% 12/1/39 (e)	5,550,000	5,891,258
5% 12/1/40 (e)	2,885,000	3,049,569
5% 12/1/41 (e)	2,665,000	2,805,824
5% 12/1/42 (e)	1,820,000	1,909,573
Laguardia Arpt. Term. B Redev. Proj. Series 2016 A, 4% 7/1/37 (Assured Guaranty Muni. Corp. Insured) (e)	750,000	742,131
Series 2016 A, 4% 7/1/35 (Assured Guaranty Muni. Corp. Insured) (e)	2,950,000	2,938,377
Series 2021, 2.25% 8/1/26 (e)	75,000	73,309
Series 2022:
5% 12/1/27 (e)	750,000	790,248
5% 12/1/28 (e)	750,000	802,427
5% 12/1/29 (e)	400,000	434,055
5% 12/1/30 (e)	2,145,000	2,300,394
5% 12/1/40 (e)	250,000	271,162
New York Urban Dev. Corp. Rev. Series 2017 C:
4% 3/15/43	3,440,000	3,415,248
4% 3/15/45	3,155,000	3,104,493
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022:
4.5% 7/1/52	610,000	554,010
5% 7/1/52	325,000	325,586
NY Payroll Mobility Tax:
Series 2021 A1, 5% 5/15/51	12,490,000	13,369,071
Series 2021 B, 4% 5/15/56	115,000	111,592
Series 2021 C3, 3% 5/15/51	3,000,000	2,421,413
Series 2022 D2:
4.5% 5/15/47	1,000,000	1,033,495
5.25% 5/15/47	4,100,000	4,554,201
5.5% 5/15/52	4,000,000	4,483,904
Series 2024 B, 5% 3/15/27	5,650,000	5,947,930
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
3% 12/1/44 (Assured Guaranty Muni. Corp. Insured)	300,000	236,746
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	55,000	56,430
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	1,000,000	968,990
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	35,000	35,030
5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	105,000	105,841
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	85,000	91,462
Oneida Indian Nation N Y Tax R Series 2024 B, 6% 9/1/43 (g)	1,200,000	1,325,554
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/45	1,725,000	1,729,158
Series 2018, 5% 1/1/43	120,000	121,745
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/41	800,000	811,394
4% 12/1/49	2,250,000	2,256,598
5% 12/1/45	800,000	851,148
Port Auth. of New York & New Jersey:
Series 2020 221, 4% 7/15/55 (e)	3,870,000	3,654,433
Series 2021 226, 5% 10/15/38 (e)	635,000	684,552
Series 2022 231, 5.5% 8/1/40 (e)	1,510,000	1,687,256
Series 2022 236, 5% 1/15/52 (e)	725,000	767,701
Riverhead N Y IDA Econ. Job (River Pointe Apts. Proj.) Series 2023, 4.5% 2/1/41	4,726,723	4,910,334
Sachem Central School District of Holbrook Series 2016, 3% 10/15/28	915,000	912,472
Schenectady County Cap. Resources Corp. Rev.:
(Union College Proj.) Series 2017, 5% 1/1/40	1,895,000	1,944,455
Series 2022, 5.25% 7/1/52	145,000	159,928
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (g)	150,000	142,291
5.375% 11/1/54 (g)	625,000	541,999
Suffolk County Wtr. Auth. Wtrwks. Rev.:
Series 2012 A, 3.75% 6/1/36	1,000,000	1,000,009
Series 2020 B, 3% 6/1/45	250,000	217,625
Suffolk Tobacco Asset Securitization Corp. Series 2021 B2, 0% 6/1/66	2,700,000	277,319
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Proj.) Series 2016 A:
5% 1/1/28 (e)	355,000	282,756
5% 1/1/29 (e)	520,000	408,449
5% 1/1/30 (e)	395,000	307,612
5% 1/1/31 (e)	490,000	379,797
5% 1/1/32 (e)	910,000	702,223
5% 1/1/33 (e)	805,000	619,710
5% 1/1/34 (e)	720,000	553,409
5% 1/1/35 (e)	960,000	737,152
5% 1/1/36 (e)	310,000	237,901
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/33	1,100,000	1,135,877
5% 6/1/35	500,000	515,019
5% 6/1/41	575,000	584,415
Triborough Brdg & Tunl Auth.:
Series 2022 A, 4% 5/15/52	1,000,000	1,001,065
Series 2023 A:
5% 5/15/48	1,000,000	1,090,836
5% 5/15/53	1,500,000	1,622,509
Series 2024 A1, 5.25% 5/15/64	2,500,000	2,756,360
Triborough Bridge & Tunnel Auth. Revs.:
Series 2017 B, 5% 11/15/37	750,000	780,925
Series 2017 C2, 5% 11/15/42	2,730,000	2,848,786
Series 2018 A, 5% 11/15/43	1,000,000	1,049,110
Series 2020 A, 5% 11/15/49 (l)	3,710,000	3,940,091
Series 2021 A:
4% 11/15/56	3,000,000	2,967,954
5% 11/15/51	1,400,000	1,489,490
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2020 A:
5% 9/1/36	240,000	261,611
5% 9/1/39	800,000	862,799
Westchester County Local Dev. Co.:
(Kendal On Hudson Proj.) Series 2022 B, 5% 1/1/51	500,000	515,459
(Westchester Med. Ctr. Obligated Group Proj.) Series 2023:
5% 11/1/47 (Assured Guaranty Muni. Corp. Insured)	455,000	488,977
5% 11/1/51	500,000	535,500
5.75% 11/1/48 (Assured Guaranty Muni. Corp. Insured)	805,000	911,092
5.75% 11/1/49	1,000,000	1,129,530
TOTAL NEW YORK		895,715,017
New York And New Jersey - 0.5%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	9,435,000	10,713,412
Port Auth. of New York & New Jersey:
Series 198, 5% 11/15/46	1,205,000	1,230,760
Series 2014 183, 4% 12/15/39	875,000	874,033
Series 2015 189, 5% 5/1/45	2,320,000	2,331,008
Series 2015 193, 5% 10/15/30 (e)	1,325,000	1,339,085
Series 2015 194:
5% 10/15/34	2,410,000	2,444,343
5% 10/15/41	7,625,000	7,708,122
Series 2020 221, 4% 7/15/50 (e)	760,000	727,879
Series 2021 223, 4% 7/15/46 (e)	7,460,000	7,232,998
Series 2021 226:
5% 10/15/39 (e)	470,000	504,982
5% 10/15/40 (e)	725,000	776,034
5% 10/15/41 (e)	420,000	447,985
Series 2022 231:
5.5% 8/1/42 (e)	250,000	277,714
5.5% 8/1/47 (e)	4,730,000	5,186,460
Series 2022 234, 5.25% 8/1/47 (e)	2,100,000	2,275,535
Series 2022 236, 5% 1/15/47 (e)	4,000,000	4,268,161
Series 2023 238:
5% 7/15/38 (e)	945,000	1,035,653
5% 7/15/39 (e)	575,000	627,066
5% 7/15/40 (e)	505,000	548,225
Series 2023 242, 5% 12/1/30 (e)	1,500,000	1,636,674
Series 214, 4% 9/1/43 (e)	575,000	562,343
Series 218, 4% 11/1/47 (e)	5,000,000	4,851,273
Series 221, 4% 7/15/45 (e)	305,000	296,601
Series 223, 4% 7/15/38 (e)	595,000	597,731
TOTAL NEW YORK AND NEW JERSEY		58,494,077
Non-State Specific - 0.1%
Affordable Hsg. Opportunities T Series 2022, 3.528% 5/1/39 (g)	2,300,000	1,903,429
Freddie Mac sequential payer:
Series 2023-ML16 Class AUS, 4.632% 7/25/38 (b)	756,841	785,006
Series 2024-ML21 Class A, 4.52% 8/25/41 (b)(g)	2,824,902	2,893,131
Series 2024-ML22 Class AUS, 4.6834% 10/25/40 (b)	2,575,891	2,684,905
Frete 2021-Ml12 Trust Series 2021, 1.2231% 7/25/41 (b)(g)	3,337,044	310,074
TOTAL NON-STATE SPECIFIC		8,576,545
North Carolina - 0.8%
Atrium Health Bonds Series 2018 E, 0.8%, tender 10/31/25 (b)	2,020,000	1,964,854
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
4% 6/1/39	55,000	55,879
5% 6/1/46	980,000	1,034,564
Charlotte Gen. Oblig. Series 2021 A, 2% 6/1/39	2,400,000	1,904,920
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	185,000	194,769
5% 7/1/33	185,000	194,182
5% 7/1/35	110,000	115,211
5% 7/1/37	425,000	444,037
Series 2017 B:
5% 7/1/25 (e)	10,000	10,087
5% 7/1/26 (e)	10,000	10,267
5% 7/1/27 (e)	25,000	26,034
5% 7/1/28 (e)	20,000	20,764
5% 7/1/29 (e)	30,000	31,073
5% 7/1/30 (e)	30,000	31,054
5% 7/1/31 (e)	60,000	62,047
5% 7/1/32 (e)	60,000	61,978
5% 7/1/33 (e)	65,000	67,082
5% 7/1/34 (e)	65,000	67,018
5% 7/1/35 (e)	45,000	46,342
5% 7/1/36 (e)	40,000	41,143
5% 7/1/37 (e)	45,000	46,228
5% 7/1/42 (e)	145,000	147,990
Series 2017 C, 4% 7/1/32	175,000	177,661
Series 2019 A, 4% 7/1/44	400,000	401,963
Series 2019 B, 4% 7/1/44 (e)	550,000	544,719
Charlotte Wtr. & Swr. Sys. Rev. Series 2024:
5% 7/1/29	1,250,000	1,379,443
5% 7/1/49	5,000,000	5,560,441
Forsyth County Series 2021 B:
2% 3/1/38	5,655,000	4,613,577
2% 3/1/39	1,000,000	795,985
Greater Asheville Reg'l. Arpt. Auth.:
Series 2022 A, 5.5% 7/1/47 (Assured Guaranty Muni. Corp. Insured) (e)	4,170,000	4,568,765
Series 2023, 5.25% 7/1/48 (Assured Guaranty Muni. Corp. Insured) (e)	190,000	205,286
Mecklenburg County Gen. Oblig. Series 2016 A, 5% 9/1/25	1,975,000	2,006,583
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	65,000	69,086
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 4% 5/1/32	210,000	214,289
North Carolina Grant Anticipation Rev. Series 2021, 2% 3/1/36	2,495,000	2,053,447
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2018 39B, 4% 7/1/48	540,000	541,591
Series 2019 42, 4% 1/1/50	495,000	497,203
Series 2020 44, 4% 7/1/50	205,000	206,239
Series 2022 49:
5% 7/1/47	320,000	330,972
6% 7/1/53	1,420,000	1,518,047
Series 2023 52A, 6.25% 1/1/55	1,495,000	1,633,185
Series 2024 53A, 6.25% 1/1/55	2,350,000	2,580,257
Series 2024 54A, 4.8% 1/1/55	1,800,000	1,821,592
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	2,190,000	2,166,042
Series 2015:
5% 10/1/25	135,000	135,909
5% 10/1/30	320,000	320,215
5% 10/1/35	870,000	870,454
5% 6/1/40	3,730,000	3,751,749
Series 2019 A:
4% 11/1/52	665,000	658,464
5% 12/1/29	80,000	85,557
5% 12/1/30	80,000	85,437
5% 12/1/32	60,000	63,930
5% 12/1/33	45,000	47,874
Series 2020 A:
3% 7/1/45	1,130,000	961,106
5% 10/1/40	195,000	204,690
5% 10/1/45	185,000	191,470
5% 10/1/50	115,000	118,008
Series 2021 A:
4% 3/1/29	55,000	55,254
4% 3/1/36	335,000	328,802
4% 3/1/41	95,000	89,624
4% 3/1/51	3,235,000	2,827,282
Series 2021 C:
4% 3/1/30	500,000	500,473
4% 3/1/36	445,000	436,766
4% 3/1/42	730,000	682,830
North Carolina Med. Care Commission Retirement Facilities Rev.:
(Penick Village Proj.) Series 2024 A, 5.5% 9/1/54	340,000	347,849
(Salemtowne Proj.) Series 2015:
5.25% 10/1/35	295,000	295,018
5.25% 10/1/37	130,000	130,119
5.375% 10/1/45	1,655,000	1,614,576
(The Forest at Duke Proj.) Series 2021:
4% 9/1/41	150,000	140,831
4% 9/1/51	555,000	479,913
(The Pines at Davidson Proj.) Series 2019 A, 5% 1/1/49	175,000	178,220
(The United Methodist Retirement Homes Proj.) Series 2024 A, 5% 10/1/44	180,000	188,638
Series 2015:
4.7% 7/1/37	385,000	334,544
4.875% 7/1/40	755,000	639,563
5% 7/1/45	625,000	506,399
Series 2016:
5% 10/1/31	245,000	247,721
5% 10/1/37	220,000	221,528
Series 2017 A, 5% 7/1/47	165,000	130,899
Series 2019 A:
5% 7/1/39	420,000	429,567
5% 7/1/44	615,000	621,642
5% 7/1/49	295,000	296,137
Series 2021 A:
4% 9/1/41	150,000	141,674
4% 9/1/47	135,000	120,588
4% 9/1/51	135,000	117,826
4% 1/1/52	370,000	311,354
Series 2021, 4% 9/1/46	300,000	269,153
Series 2024 B, 5% 9/1/49	500,000	514,187
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	2,255,000	2,300,805
Series 2015 C, 5% 1/1/29	445,000	453,488
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A, 5% 6/1/43 (e)	910,000	927,275
North Carolina Tpk. Auth. Monroe Expressway Toll Rev. Series 2016 A:
5% 7/1/42	595,000	604,213
5% 7/1/47	1,670,000	1,691,359
5% 7/1/51	3,535,000	3,561,508
5% 7/1/54	3,535,000	3,558,334
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2017:
5% 1/1/30	205,000	212,245
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	340,000	351,945
5% 1/1/32	580,000	598,739
Series 2018, 5% 1/1/40	3,255,000	3,404,448
Series 2019:
4% 1/1/55	180,000	166,921
5% 1/1/43	850,000	891,484
5% 1/1/44	315,000	329,771
5% 1/1/49	300,000	313,021
5% 1/1/49	2,575,000	2,674,872
5% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	250,000	260,851
Series 2024 B, 5% 1/1/58 (Assured Guaranty Muni. Corp. Insured)	9,095,000	9,795,978
Northern Hosp. District Surry County Series 2017:
5% 10/1/27	320,000	323,922
5% 10/1/31	265,000	263,086
5% 10/1/33	290,000	285,798
Pender County Gen. Oblig. Series 2024:
3% 3/1/41	2,145,000	1,931,977
3% 3/1/42	1,700,000	1,513,391
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/30 (e)	265,000	285,569
5% 5/1/32 (e)	210,000	225,501
5% 5/1/33 (e)	210,000	225,077
5% 5/1/34 (e)	635,000	679,379
5% 5/1/35 (e)	295,000	314,899
Union County Gen. Oblig. Series 2019 C, 2.5% 9/1/36	590,000	524,469
TOTAL NORTH CAROLINA		99,828,061
North Dakota - 0.2%
Cass County Health Care Facilities Rev. Series 2018 B, 5.25% 2/15/53	400,000	411,544
Cass County Joint Wtr. Resource District Series 2024 A, 3.45% 4/1/27	1,750,000	1,752,278
Grand Forks Health Care Sys. Rev.:
Series 2021:
3% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	5,650,000	4,540,750
4% 12/1/35	1,270,000	1,241,368
4% 12/1/36	1,095,000	1,063,912
4% 12/1/37	970,000	936,497
4% 12/1/38	885,000	847,424
5% 12/1/33	1,325,000	1,404,202
5% 12/1/34	1,590,000	1,680,705
Series 2023 A:
5% 12/1/48 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,053,389
5% 12/1/53 (Assured Guaranty Muni. Corp. Insured)	3,715,000	3,884,634
Horace Series 2024 C:
4.5% 5/1/39	270,000	274,576
4.75% 5/1/44	400,000	408,923
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	540,000	531,280
Series 2021 B, 3% 7/1/52	1,805,000	1,756,286
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	2,395,000	1,753,033
Univ. of North Dakota Hsg. and Auxiliary Facilities Rev. Series 2019 A, 4% 4/1/39 (Assured Guaranty Muni. Corp. Insured)	495,000	500,519
Ward County Health Care Facility Rev. Series 2017 C:
5% 6/1/34	830,000	850,715
5% 6/1/38	770,000	783,879
5% 6/1/48	40,000	40,114
5% 6/1/53	1,340,000	1,337,548
TOTAL NORTH DAKOTA		27,053,576
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,045,000	3,085,438
Series 2020, 5% 11/15/31	25,000	26,885
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	365,000	369,324
5% 8/1/26	245,000	253,022
Series 2020 A, 4% 12/1/40	2,825,000	2,832,335
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	85,000	90,213
5% 2/15/39	55,000	58,170
5% 2/15/44	175,000	183,229
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	2,080,000	2,110,539
Series 2021 A:
4% 2/15/34	3,000,000	3,098,525
4% 2/15/36	480,000	494,531
4% 2/15/38	1,675,000	1,701,978
Brunswick Ohio City School District Series 2023:
5.25% 12/1/53	1,165,000	1,257,337
5.5% 12/1/60	2,160,000	2,357,878
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	2,150,000	1,623,068
4% 6/1/37	765,000	765,078
4% 6/1/38	1,240,000	1,231,928
4% 6/1/39	1,270,000	1,251,823
4% 6/1/48	7,360,000	6,689,535
5% 6/1/27	125,000	129,749
5% 6/1/29	3,230,000	3,443,179
5% 6/1/32	1,650,000	1,762,841
5% 6/1/33	5,475,000	5,838,861
5% 6/1/34	70,000	74,543
5% 6/1/36	705,000	746,744
Series 2020 B2, 5% 6/1/55	47,060,000	43,087,228
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	770,000	783,161
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	45,000	45,057
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,041
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	120,000	120,166
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	55,000	55,066
Series 2018 B, 5% 1/1/48	1,750,000	1,810,350
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	110,000	116,246
5% 10/1/37	70,000	73,780
5% 10/1/38	85,000	89,484
Cleveland-Cuyahoga County Port Auth.:
(Centers for Dialysis Care Proj.) Series 2017 A, 5% 12/1/42	300,000	302,143
(Flats East Bank Proj.):
Series 2021 A, 4% 12/1/55 (g)	175,000	148,819
Series 2021 B, 4.5% 12/1/55 (g)	100,000	88,457
(Playhouse Square Foundation Proj.) Series 2018:
5.5% 12/1/43	240,000	246,413
5.5% 12/1/53	1,370,000	1,390,380
(The Cleveland Museum of Natural History Proj.) Series 2021:
4% 7/1/40	85,000	85,835
4% 7/1/41	105,000	105,715
4% 7/1/46	220,000	214,266
4% 7/1/51	295,000	281,583
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.):
Series 2019, 4% 8/1/44	450,000	445,686
Series 2022 A:
5% 8/1/39	1,145,000	1,227,628
5.25% 8/1/40	1,205,000	1,307,292
5.25% 8/1/41	1,270,000	1,372,542
5.25% 8/1/42	1,340,000	1,443,396
Columbus City School District Series 2016 A:
5% 12/1/29	255,000	263,186
5% 12/1/32	50,000	51,463
5% 12/1/32 (Pre-Refunded to 6/1/26 @ 100)	5,000	5,148
Columbus Ohio Metropolitan Hsg. Auth. Aff (Cobblestone Manor Proj.) Series 2024, 4.625% 8/1/42	145,000	149,457
Cuyahoga County Hosp. Rev. Series 2017:
4.75% 2/15/47	865,000	866,777
5% 2/15/37	300,000	306,758
5% 2/15/42	840,000	853,213
5% 2/15/52	425,000	428,829
5% 2/15/57	770,000	776,262
5.25% 2/15/47	890,000	907,575
5.5% 2/15/52	4,395,000	4,493,997
5.5% 2/15/57	7,380,000	7,539,700
Cuyahoga Metropolitan Hsg. Auth. (2045 Initiative Proj.) Series 2021, 2% 12/1/31	620,000	534,562
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	5,000	5,000
5% 6/15/26	5,000	5,000
5% 6/15/27	5,000	5,001
5% 6/15/28	5,000	5,001
5.25% 6/15/43	280,000	263,010
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,015,000	2,021,887
5% 12/1/46	775,000	820,343
5% 12/1/51	2,955,000	2,961,248
5% 12/1/51	1,165,000	1,227,457
Franklin County Hosp. Facilities Rev.:
(Nationwide Children's Hosp. Proj.) Series 2019 A, 5% 11/1/48	1,000,000	1,154,212
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,000,000	1,006,080
Series 2015, 5% 5/15/45	1,500,000	1,506,363
Series 2018 A, 4% 5/15/47	880,000	862,655
Franklin County Rev. Series 2017 OH, 5% 12/1/46	1,410,000	1,442,266
Greene County Port Auth. Series 2024 B, 5% 5/15/59	1,650,000	1,689,416
Hamilton County Healthcare Rev.:
(Life Enriching Cmntys. Proj.):
Series 2016:
5% 1/1/36	440,000	442,982
5% 1/1/51	65,000	63,845
Series 2017 A, 5% 1/1/52	295,000	288,816
(Life Enriching Communitites Proj.) Series 2016, 5% 1/1/46	1,240,000	1,240,413
Series 2023 A, 5.75% 1/1/53	610,000	645,730
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	55,000	57,161
Indian Creek Loc Scd Series 2018 A, 5% 11/1/45	320,000	335,642
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	5,000	5,059
Marion County Health Care Rev. Series 2019:
5% 12/1/39	230,000	204,661
5.125% 12/1/49	255,000	212,397
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019, 5% 8/1/49	2,100,000	2,152,762
Middleburg Heights Hosp. Rev.:
Series 2020 A, 4% 8/1/47	370,000	339,306
Series 2021 A, 4% 8/1/41	2,005,000	1,972,000
Montgomery County Hosp. Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2021:
4% 8/1/51	800,000	763,348
5% 8/1/30	990,000	1,084,494
Series 2019 A:
4% 11/15/38	485,000	474,443
4% 11/15/45	225,000	206,469
5% 11/15/34	210,000	221,233
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/27	390,000	391,929
5% 2/15/44	705,000	705,001
Ohio Air Quality Dev. Auth. Exempt Facilities Rev.:
(AMG Vanadium Proj.) Series 2019, 5% 7/1/49 (e)(g)	6,450,000	6,416,478
(Pratt Paper (OH), LLC Proj.) Series 2017:
4.25% 1/15/38 (e)(g)	100,000	100,195
4.5% 1/15/48 (e)(g)	1,290,000	1,270,468
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.) Series 2019 A, 3.25% 9/1/29	1,800,000	1,766,252
Bonds:
(American Elec. Co. Proj.):
Series 2007 B, 2.5%, tender 10/1/29 (b)(e)	360,000	335,882
Series 2014 B, 2.6%, tender 10/1/29 (b)(e)	985,000	923,293
(Duke Energy Corp. Proj.) Series 2022 B, 4%, tender 6/1/27 (b)	835,000	844,957
Series 2022 B, 4.25%, tender 6/1/27 (b)(e)	1,975,000	2,005,532
Series 2005 A, 3.75% 1/1/29 (e)	3,345,000	3,327,388
Series 2005 D, 3.7% 10/1/28 (e)	1,330,000	1,321,665
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	470,000	514,448
5% 3/1/29	630,000	689,579
5% 3/1/30	570,000	635,103
5% 3/1/30	855,000	952,655
Series 2021 B:
5% 2/1/29	1,140,000	1,245,890
5% 2/1/30	950,000	1,057,018
Series 2021 C:
5% 3/15/29	1,425,000	1,560,883
5% 3/15/30	1,425,000	1,588,797
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	45,000	45,383
5% 7/1/35	170,000	184,454
5% 7/1/42	290,000	309,346
(Tiffin Univ. 2019 Proj.) Series 2019, 4% 11/1/49	300,000	239,279
(Univ. of Dayton 2018 Proj.) Series 2018 B, 5% 12/1/34	130,000	137,303
(Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,070,000	1,127,549
Series 2016, 5% 11/1/41	640,000	651,862
Series 2019, 4% 10/1/44	100,000	97,987
Series 2022:
5.125% 12/1/42	305,000	319,873
5.375% 12/1/52	485,000	506,123
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/29	760,000	809,936
5% 1/1/31	10,000	10,633
Series 2021 B:
5% 1/1/26	990,000	1,013,387
5% 1/1/27	2,295,000	2,399,006
Ohio Hosp. Rev.:
Bonds Series 2020 B, 5%, tender 1/15/25 (b)	1,050,000	1,051,867
Series 2014 B, 3.15% 1/15/45 (b)	4,100,000	4,100,000
Series 2020 A:
4% 1/15/38	150,000	151,310
4% 1/15/39	280,000	282,065
4% 1/15/50	245,000	239,011
4% 1/15/50	390,000	386,552
5% 1/15/50	2,360,000	2,461,644
Series 2020:
3% 1/15/45	2,150,000	1,746,377
4% 11/15/36	135,000	133,688
4% 11/15/38	130,000	127,170
4% 11/15/40	125,000	120,390
Series 2021 A, 4% 1/15/46	2,675,000	2,658,667
Series 2021 E, 4% 1/15/41	320,000	321,157
Series 2024 A, 5% 1/1/32	1,000,000	1,136,386
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Sanctuary at Springboro Proj.) Series 2017, 5.45% 1/1/38 (g)	250,000	210,007
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	85,000	86,051
(Mtg.-Backed Secrities Prog.) Series 2023 A:
4.8% 9/1/48	2,240,000	2,314,722
4.9% 9/1/53	1,070,000	1,096,733
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	1,145,000	1,259,924
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	1,415,000	1,568,892
5% 12/15/30	1,270,000	1,429,658
5% 12/15/31	90,000	102,594
Ohio Private Activity Rev. (Portsmouth Bypass Proj.):
Series 2015 A, 5% 12/31/35 (Assured Guaranty Muni. Corp. Insured) (e)	1,650,000	1,659,829
Series 2015:
5% 12/31/39 (e)	565,000	567,081
5% 6/30/53 (e)	400,000	401,224
Ohio State Univ. Gen. Receipts Series 2023 C, 5.25% 12/1/46	10,000,000	11,248,843
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	645,000	323,208
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	585,000	660,253
Series A, 5% 2/15/51	6,640,000	7,081,011
Port Gtr Cincinnati Dev. Auth. O (RBM Phase 3 Garage Proj.) Series 2024, 5.125% 12/1/55	1,200,000	1,226,960
Port of Greater Cincinnati Dev. Auth. Rev. (Duke Energy Convention Ctr. Proj. - Transient Occupancy Tax):
Series 2024 B, 4.375% 12/1/58 (Assured Guaranty Muni. Corp. Insured)	1,445,000	1,475,922
Series 2024 C, 5.25% 12/1/53 (Assured Guaranty Muni. Corp. Insured)	285,000	310,590
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/24	35,000	35,002
5% 12/1/25	30,000	30,464
5% 12/1/26	40,000	41,167
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	125,000	127,006
5% 2/15/27	105,000	107,057
5% 2/15/29	340,000	345,599
5% 2/15/34	55,000	55,731
Series 2019, 5% 2/15/29	580,000	597,982
Shaker Heights City School District Series 2024, 5.25% 12/15/54	2,000,000	2,223,261
Summit County Dev. Fin. Authp (Univ. of Akron Parking Proj.) Series 2023, 6% 12/1/58	1,000,000	1,101,798
Toledo Hosp. 6.015% 11/15/48	600,000	550,182
Toledo-Lucas County Port Auth.:
(Univ. of Toledo Parking Proj.) Series 2021, 4% 1/1/57	350,000	319,587
Series 2014 A, 5% 7/1/46	350,000	343,819
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	205,000	210,419
5% 1/1/30	100,000	108,872
Warren County Health Care Facilities Rev. Series 2024, 5% 7/1/49	975,000	1,020,702
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	660,000	689,534
6% 12/1/29	700,000	737,669
6% 12/1/30	740,000	787,578
6% 12/1/31	790,000	846,579
Worthington City School District Series 2023, 5.5% 12/1/54	4,350,000	4,858,842
Yellow Springs Ohio Exmp Vlg S (Yellow Springs Exempted Village School District Green and Clark Counties, Ohio School Facilities Proj.) Series 2024, 5.25% 12/1/49	910,000	975,353
TOTAL OHIO		238,769,637
Oklahoma - 0.3%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 5% 7/1/42	1,595,000	1,649,454
Lincoln County Edl. Facilities Rev. (Stroud Pub. Schools Proj.) Series 2016, 5% 9/1/28	750,000	771,808
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019:
4% 9/1/45	1,165,000	993,048
5% 9/1/45	730,000	714,493
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (e)	275,000	281,928
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	155,000	157,099
5% 10/1/29	170,000	172,288
5% 10/1/32	60,000	60,788
5% 10/1/36	120,000	121,418
5% 10/1/39	245,000	246,693
Oklahoma County Fin. Auth. Rev. Series 2024:
2% 12/1/47	289,013	16,371
5.875% 12/1/47	1,404,574	1,100,750
Oklahoma County Okla Fin. Auth. Ch (Astec Proj.) Series 2024, 6% 6/15/44 (g)	1,000,000	1,040,551
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.):
Series 2018 B:
5% 8/15/38	240,000	246,522
5.25% 8/15/43	80,000	82,311
5.25% 8/15/48	1,490,000	1,523,517
5.5% 8/15/52	2,110,000	2,172,968
5.5% 8/15/57	3,945,000	4,057,048
Series 2018 C, 5.45% 8/15/28	1,602,000	1,550,422
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/26	25,000	25,372
5% 8/1/44	570,000	573,989
Series 2015, 5% 7/1/42	315,000	307,285
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.):
Series 2018 A, 4.75% 9/1/48	225,000	228,344
Series 2019 A, 4% 9/1/49	535,000	538,035
Series 2023 C, 6% 3/1/54	210,000	230,950
Oklahoma Tpk. Auth. Tpk. Rev. Series 2023:
4.5% 1/1/53	2,225,000	2,300,051
5.5% 1/1/53	7,175,000	7,991,860
Payne County Econ. Dev. Auth. Series 2016 A, 6.875% 11/1/46 (f)	455,845	934
Tulsa Indl. Auth. Rev. (Montereau, Inc. Proj.) Series 2017, 5.25% 11/15/45	1,455,000	1,473,028
Tulsa Muni. Arpt. Trust Rev. Series 2001 B, 5.5% 12/1/35 (e)	1,550,000	1,552,749
TOTAL OKLAHOMA		32,182,074
Oregon - 0.5%
Beaverton School District Series 2022 A:
0% 6/15/37	8,000,000	4,710,407
0% 6/15/38	5,000,000	2,795,037
0% 6/15/39	5,000,000	2,641,859
0% 6/15/40	5,000,000	2,495,247
0% 6/15/41	1,250,000	589,325
Clackamas County Hosp. Facility Auth.:
(Willamette View, Inc.) Series 2017 A, 5% 11/15/47	195,000	195,027
(Williamette View Proj.) Series 2017 A, 5% 11/15/32	135,000	137,784
(Williamette View, Inc.) Series 2017 A:
5% 11/15/37	70,000	70,944
5% 11/15/52	210,000	206,454
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	1,000,000	793,709
4% 8/15/50	320,000	309,387
5% 8/15/36	85,000	91,554
5% 8/15/38	235,000	251,812
5% 8/15/45	725,000	765,348
Multnomah County School District 40 Series 2023 B, 5.5% 6/15/53	875,000	983,363
Multnomah County Hosp. Facilities Auth. Rev.:
Series 2021 A:
4% 12/1/41	630,000	548,985
4% 12/1/51	470,000	368,460
Series 2021 B1, 1.2% 6/1/28	20,000	18,300
Multnomah County School District #1J Portland Series 2023, 5% 6/15/25	1,500,000	1,515,631
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 2023 232, 3.8%, tender 6/15/28 (b)	3,500,000	3,539,703
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2022 A, 5.25% 11/15/47	750,000	833,708
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2016 A, 5% 6/1/46	3,965,000	4,011,708
(Samaritan Health Svcs. Proj.) Series 2016 A, 5% 10/1/46	675,000	677,172
Series 2022 A, 5% 6/1/52	2,200,000	2,327,991
Series 2022 B, 5% 6/1/30	675,000	728,339
Oregon St Facilities Auth. Lease Rent Series 2023, 4.9% 9/15/35	3,545,000	3,722,479
Oregon St Hsg. & Cmnty. Svcs. De Redmond Landing Apts. Proj.) Series 2024 K1, 4.33% 11/1/43	577,000	586,499
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	465,000	462,991
(Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	485,000	409,767
Series 2019 A, 4% 7/1/50	1,225,000	1,229,345
Oregon State Univ. Series 2024 A, 4.25% 4/1/52	1,000,000	1,019,800
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	120,000	68,821
Port of Portland Arpt. Rev.:
Series 2017 24B, 5% 7/1/42 (e)	1,170,000	1,189,178
Series 2020 26C, 5% 7/1/28 (e)	265,000	279,186
Series 2020 27A:
4% 7/1/39 (e)	1,475,000	1,473,225
4% 7/1/50 (e)	1,580,000	1,525,226
5% 7/1/45 (e)	3,595,000	3,738,325
Series 2022 28:
5% 7/1/41 (e)	4,240,000	4,507,587
5% 7/1/52 (e)	3,555,000	3,726,630
Series 2023 29, 5.5% 7/1/48 (e)	1,750,000	1,931,448
Series 2024 30A, 5.25% 7/1/54 (e)	1,365,000	1,470,359
Salem Hosp. Facility Auth. Rev.:
(Cap. Manor Proj.) Series 2022, 4% 5/15/47	525,000	460,171
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	2,605,000	2,084,823
Series 2016 A, 4% 5/15/41	620,000	620,163
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	60,000	62,924
5% 6/15/36	170,000	177,481
5% 6/15/38	170,000	177,228
Yamhill County Hosp. Auth. Rev.:
Series 2016 A:
4% 11/15/26	20,000	19,665
5% 11/15/31	50,000	49,944
5% 11/15/36	65,000	63,470
5% 11/15/46	185,000	167,303
Series 2021 A:
5% 11/15/36	155,000	151,351
5% 11/15/46	365,000	330,085
5% 11/15/51	155,000	136,020
5% 11/15/56	895,000	772,430
TOTAL OREGON		64,221,178
Pennsylvania - 3.3%
Allegheny County Indl. Dev. Auth. Series 2013, 6% 7/15/38	240,000	240,277
Allegheny County Arpt. Auth. Rev.:
Series 2021 A:
4% 1/1/38 (e)	500,000	499,759
4% 1/1/56 (e)	1,000,000	945,540
5% 1/1/51 (e)	6,560,000	6,771,051
5% 1/1/56 (e)	3,980,000	4,095,379
Series 2021 B:
5% 1/1/51	830,000	874,808
5% 1/1/56	700,000	734,737
Series 2023 A:
5.5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (e)	5,815,000	6,388,191
5.5% 1/1/53 (Assured Guaranty Muni. Corp. Insured) (e)	11,325,000	12,366,600
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/44	1,405,000	1,359,654
4% 4/1/44	600,000	583,974
5% 4/1/47	1,430,000	1,458,443
Series 2019 A:
4% 7/15/36	140,000	141,635
4% 7/15/37	1,085,000	1,096,642
4% 7/15/39	1,325,000	1,330,509
Series 2021 B, 5% 10/15/28	430,000	464,037
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	430,000	206,400
4% 12/1/41	935,000	448,800
4.25% 12/1/50	1,040,000	499,200
Allentown Commercial & Indl. Dev. A:
(Executive Ed. Academy Charter School Proj.) Series 2024, 5% 7/1/59	355,000	356,229
(Lincoln Leadership Academy Charter School Proj.) Series 2023, 5.75% 6/15/43	270,000	289,112
Allentown Neighborhood Impt. Zone Dev. Auth. Tax Rev.:
(615 Waterfront Proj.) Series 2021, % (g)	250,000	265,308
(City Ctr. Proj.):
Series 2018, % (g)	350,000	356,384
Series 2024, % (g)	2,220,000	2,275,703
(City Ctr. Rfdg. Proj.):
Series 2017:
% (g)	1,005,000	1,031,007
% (g)	490,000	498,431
% (g)	1,765,000	1,771,451
Series 2018:
% (g)	1,350,000	1,361,063
% (g)	1,660,000	1,674,790
Series 2022:
% (g)	1,420,000	1,433,308
%	2,420,000	2,541,234
%	25,000	26,886
%	25,000	26,299
%	500,000	502,984
Armstrong School District Series 2019 A:
4% 3/15/35	105,000	107,293
4% 3/15/36	225,000	229,691
4% 3/15/37	105,000	107,149
4% 3/15/38	105,000	107,259
4% 3/15/41	530,000	536,445
Beaver County Econ. Dev. Auth. Series 2020:
4% 11/15/35	485,000	491,085
4% 11/15/36	180,000	182,080
Berks County Muni. Auth. Rev.:
(Tower Health Proj.):
Series 2024 A1, 8% 6/30/34	787,000	816,162
Series 2024 A2, 6% 6/30/34	528,000	572,179
Series 2024 A3, 5% 6/30/39	4,663,000	4,636,816
Series 2024 B1, 3% 6/30/44 (h)	4,984,000	3,593,668
Bucks County Indl. Dev. Auth. Hosp. Rev.:
(Grand View Hosp. Proj.) Series 2021, 4% 7/1/51	300,000	262,631
(St. Luke's Univ. Health Network Proj.) Series 2019:
4% 8/15/44	190,000	183,444
4% 8/15/50	955,000	898,998
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2022 A, 5.25% 12/1/47 (Assured Guaranty Muni. Corp. Insured)	465,000	513,680
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/35	2,935,000	2,935,885
5% 7/1/39	670,000	659,031
Canon McMillan School District Series 2019:
4% 6/1/46	625,000	618,857
4% 6/1/48	925,000	913,775
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	55,000	56,781
5% 7/15/27	120,000	126,520
5% 7/15/29	190,000	203,874
5% 7/15/32	120,000	127,951
5% 7/15/38	55,000	58,171
Chambersburg Area Muni. Authe Series 2018, 5.75% 10/1/38	250,000	250,007
Chartiers Valley School District Series 2021 A, 3% 10/15/49	3,585,000	2,922,521
Chester County Health & Ed. Auth. Rev. (Simpson Sr. Svcs. Proj.) Series 2019, 5% 12/1/51	420,000	289,251
Chester County Indl. Dev. Auth. Rev.:
(Collegium Charter School Proj.) Series 2022, 5.875% 10/15/47 (g)	1,560,000	1,647,760
(Renaissance Academy Charter School Proj.) Series 2024:
4.5% 10/1/49 (g)	300,000	295,925
4.5% 10/1/54 (g)	645,000	632,809
Series 2017 A:
4.75% 12/15/37	235,000	237,839
5% 12/15/47	110,000	110,488
5% 12/15/51	135,000	135,231
Chichester School District Series 2022:
4% 9/15/31	105,000	108,722
4% 9/15/32	105,000	108,365
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	45,000	46,376
Series 2020 A:
5% 6/1/26	1,235,000	1,272,766
5% 6/1/28	670,000	716,971
5% 6/1/29	110,000	119,694
5% 6/1/32	190,000	210,792
Commonwealth Fing. Auth. Tobacco Series 2018:
4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	700,000	704,938
5% 6/1/31	480,000	508,858
5% 6/1/32	420,000	444,154
5% 6/1/34	240,000	252,691
Cumberland County Muni. Auth. Rev.:
Series 2015:
4% 1/1/33	165,000	164,108
4% 1/1/33 (Pre-Refunded to 1/1/25 @ 100)	65,000	65,034
4% 1/1/33 (Pre-Refunded to 1/1/25 @ 100)	225,000	225,119
5% 1/1/38	1,230,000	1,230,414
5% 1/1/38 (Pre-Refunded to 1/1/25 @ 100)	240,000	240,317
5% 1/1/38 (Pre-Refunded to 1/1/25 @ 100)	25,000	25,033
Series 2019:
4% 11/1/35	240,000	243,054
4% 11/1/37	480,000	484,334
4% 11/1/49	910,000	878,498
Series 2021 A:
4.5% 1/1/36 (g)	555,000	534,442
4.5% 1/1/40 (g)	1,945,000	1,799,217
4.5% 1/1/41 (g)	590,000	540,879
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	130,000	133,232
5% 6/1/29	215,000	220,273
5% 6/1/34	75,000	76,518
Dauphin County Gen. Auth. Rev. (The Harrisburg Univ. of Science and Technology Proj.):
Series 2017:
5% 10/15/34 (g)	200,000	166,041
5.125% 10/15/41 (g)	350,000	259,243
Series 2020:
5.875% 10/15/40 (g)	300,000	243,692
6.25% 10/15/53 (g)	400,000	307,908
Delaware County Auth. Rev. Series 2017:
5% 7/1/26 (Escrowed to Maturity)	65,000	66,939
5% 7/1/28 (Pre-Refunded to 7/1/27 @ 100)	250,000	262,691
5% 7/1/29 (Pre-Refunded to 7/1/27 @ 100)	965,000	1,013,987
5% 7/1/30 (Pre-Refunded to 7/1/27 @ 100)	90,000	94,569
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2007 C, 3 month U.S. LIBOR + 0.750% 4.314% 6/1/37 (b)(c)	1,560,000	1,470,390
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	180,000	181,831
Series 2019 A:
4% 7/1/45	110,000	103,724
4% 7/1/45 (Pre-Refunded to 7/1/29 @ 100)	10,000	10,449
5% 7/1/49	1,770,000	1,820,585
5% 7/1/49 (Pre-Refunded to 7/1/29 @ 100)	195,000	212,050
Series 2024, 5.375% 7/1/39 (g)	1,490,000	1,632,316
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	305,000	305,294
4% 7/15/35	315,000	314,911
4% 7/15/37	605,000	598,336
5% 7/15/25	50,000	50,365
5% 7/15/26	150,000	153,283
5% 7/15/27	260,000	269,387
5% 7/15/28	190,000	198,343
5% 7/15/29	200,000	207,273
5% 7/15/30	270,000	279,358
5% 7/15/31	185,000	191,078
5% 7/15/32	190,000	195,664
5% 7/15/34	210,000	215,409
5% 7/15/36	610,000	622,963
5% 7/15/38	730,000	742,226
East Hempfield Township Indl. Dev. Auth. Rev. Series 2015:
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	115,000	116,131
5% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	150,000	151,475
5% 7/1/47 (Pre-Refunded to 7/1/25 @ 100)	1,055,000	1,065,375
Erie Higher Ed. Bldg. Auth. Series 2016:
5% 9/15/37 (g)	160,000	155,565
5% 9/15/37 (Pre-Refunded to 9/15/26 @ 100) (g)	35,000	36,133
Erie Wtr. Auth. Rev. Series 2016, 5% 12/1/43 (Pre-Refunded to 12/1/26 @ 100)	480,000	501,094
Franklin County Indl. Dev. Auth. (Menno-Haven, Inc. Proj.) Series 2018:
5% 12/1/38	295,000	297,054
5% 12/1/43	170,000	168,069
5% 12/1/48	185,000	177,901
5% 12/1/53	195,000	184,072
Huntingdon County Gen. Auth. Rev. (Aicup Fing. Prog. - Juniata College Proj.) Series 2016 OO2, 5% 5/1/46	300,000	300,016
Interboro School District Delaware Series 2024, 5.5% 8/15/63	200,000	222,205
Lancaster County Hosp. Auth. Health Ctr. Rev.:
Series 2015:
5.25% 7/1/35	35,000	35,094
5.5% 7/1/45	140,000	140,148
Series 2021:
5% 11/1/46	3,615,000	3,782,155
5% 11/1/51	185,000	191,578
Lancaster Muni. Auth. (Garden Spot Village Proj.) Series 2024 B, 5% 5/1/59	255,000	263,618
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 B, 0% 12/1/36	2,580,000	1,555,268
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.):
Series 2017, 5% 2/1/39	315,000	322,535
Series 2024, 5.25% 2/1/49	565,000	598,470
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	110,000	111,232
4% 7/1/38	120,000	121,415
4% 7/1/39	140,000	141,296
4% 7/1/49	4,195,000	4,077,637
5% 7/1/26	120,000	122,924
5% 7/1/27	130,000	135,961
5% 7/1/28	135,000	143,293
5% 7/1/44	640,000	669,507
Luzerne County Series 2017 A, 5% 12/15/24 (Assured Guaranty Muni. Corp. Insured)	145,000	145,095
Maxatawny Township Muni. Auth. Rev. Series 2022 A:
4.5% 1/1/45	545,000	533,410
5% 1/1/39	60,000	62,375
5% 1/1/40	205,000	212,104
5% 1/1/41	150,000	154,738
5% 1/1/42	155,000	159,422
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	120,000	122,924
5% 7/1/27	120,000	123,369
5% 7/1/28	120,000	123,150
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	450,000	464,836
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	655,000	676,594
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	97,167
Montgomery County Indl. Dev. Auth. Bonds Series 2023 A, 4.1%, tender 4/3/28 (b)	1,475,000	1,515,959
Montgomery County Higher Ed. & Health Auth. Rev.:
(Philadelphia Presbytery Homes, Inc. Proj.) Series 2017, 4% 12/1/48	415,000	363,481
Series 2014 A:
5% 10/1/25	125,000	125,005
5% 10/1/27	60,000	60,003
Series 2016 A:
5% 10/1/28	185,000	182,238
5% 10/1/29	325,000	318,791
5% 10/1/30	245,000	239,177
5% 10/1/31	555,000	538,552
5% 10/1/32	10,000	9,641
5% 10/1/36	1,255,000	1,185,456
5% 10/1/40	795,000	727,926
Series 2018 A:
4% 9/1/49	490,000	468,836
5% 9/1/32	560,000	590,270
5% 9/1/33	425,000	447,431
5% 9/1/34	810,000	851,266
5% 9/1/37	740,000	773,898
5% 9/1/43	710,000	735,452
Series 2019:
4% 9/1/36	50,000	50,234
4% 9/1/37	50,000	50,183
4% 9/1/38	110,000	110,198
4% 9/1/39	70,000	70,033
4% 9/1/44	725,000	701,785
4% 9/1/49	1,200,000	1,162,860
4% 9/1/49	650,000	621,925
4% 9/1/51	805,000	767,669
5% 9/1/31	145,000	154,856
Series 2020:
5% 4/1/25	20,000	20,043
5% 4/1/26	20,000	20,015
5% 4/1/27	40,000	41,018
Series 2022, 3.125% 5/1/53 (Assured Guaranty Muni. Corp. Insured)	650,000	516,488
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/45 (Pre-Refunded to 1/15/25 @ 100)	1,510,000	1,513,137
Montgomery County Indl. Dev. Auth. Rev.:
Series 2015:
5% 1/1/30	210,000	210,029
5.25% 1/1/40	490,000	489,775
5.375% 1/1/50	3,045,000	2,919,897
Series 2020 C, 5% 11/15/45	650,000	672,141
Moon Indl. Dev. Auth. Rev. Series 2015, 6.125% 7/1/50	580,000	401,541
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	90,000	91,751
Series 2018 A, 4% 8/15/48	1,950,000	1,859,456
Series 2024 A1, 5.25% 8/15/53 (Assured Guaranty Muni. Corp. Insured)	3,440,000	3,843,192
Series 2024 A2, 5% 8/15/34	1,500,000	1,695,796
Northeastern Pennsylvania Hosp. and Ed. Auth. (King's College Proj.) Series 2019:
5% 5/1/32	95,000	96,995
5% 5/1/33	125,000	127,327
5% 5/1/44	275,000	267,691
5% 5/1/49	170,000	162,116
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	40,000	42,287
5% 7/1/37	45,000	47,445
5% 7/1/38	40,000	42,006
5% 7/1/43	110,000	113,959
Pennsylvania Econ. Dev.:
Series 2013 B2:
0% 1/1/35	320,000	213,877
0% 1/1/36	340,000	217,080
0% 1/1/37	325,000	198,145
0% 1/1/38	335,000	194,665
0% 1/1/39	370,000	203,542
0% 1/1/40	355,000	185,398
0% 1/1/41	340,000	168,469
0% 1/1/42	325,000	152,813
0% 1/1/43	310,000	138,163
0% 1/1/46	745,000	295,465
0% 1/1/47	775,000	291,787
Series 2013, 0% 1/1/49	1,555,000	307,828
Pennsylvania Econ. Dev. Fing. Auth.:
(The Penndot Major Bridges Package One Proj.) Series 2022:
5% 12/31/57 (Assured Guaranty Muni. Corp. Insured) (e)	4,770,000	4,956,016
5.25% 6/30/53 (e)	11,600,000	12,087,720
5.75% 6/30/48 (e)	12,465,000	13,579,974
5.75% 12/31/62 (Assured Guaranty Muni. Corp. Insured) (e)	5,000,000	5,500,859
6% 6/30/61 (e)	4,925,000	5,448,454
Series 2020 A:
4% 4/15/39	1,500,000	1,506,812
5% 4/15/25	50,000	50,312
Series 2023 A2:
4% 5/15/48	2,000,000	1,986,194
4% 5/15/53	1,960,000	1,878,163
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Presbyterian Sr. Living Proj.):
Series 2023 B1, 5.25% 7/1/49	970,000	1,030,717
Series 2023 B2:
5% 7/1/38	735,000	784,295
5% 7/1/42	440,000	462,811
5.25% 7/1/46	1,435,000	1,534,350
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (e)	355,000	355,044
5% 12/31/38 (e)	4,365,000	4,436,649
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Covanta Proj.) Series 2019 A, 3.25% 8/1/39 (e)(g)	580,000	487,849
Bonds:
(Consol Energy, Inc. Proj.) Series 2021 A, 9%, tender 4/13/28 (b)(e)(g)	1,620,000	1,848,870
(Waste Mgmt., Inc. Proj.) Series 2009, 0.95%, tender 12/1/26 (b)	250,000	237,841
Series 2011, 4.25%, tender 7/1/27 (b)(e)	990,000	998,938
Pennsylvania Gen. Oblig. Series 2016, 3% 9/15/33 (Assured Guaranty Muni. Corp. Insured)	1,870,000	1,857,349
Pennsylvania Higher Ed. Assistance Agcy. Rev.:
Series 2021 A:
2.625% 6/1/42 (e)	240,000	217,504
5% 6/1/30 (e)	50,000	52,620
Series 2022 A, 4.5% 6/1/43 (e)	180,000	182,208
Series 2023 A, 4% 6/1/44 (e)	2,210,000	2,148,804
Series 2023 B, 5% 6/1/50 (e)	1,275,000	1,282,646
Series 2024 A1, 4.125% 6/1/45 (e)	2,907,000	2,872,541
Series 2024 C1, 5% 6/1/51 (e)	1,380,000	1,391,170
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2017:
5% 5/1/35	150,000	153,401
5% 5/1/37	190,000	193,724
5% 5/1/41	860,000	870,819
Series 2007 A, CME Term SOFR 3 Month Index + 0.650% 3.903% 7/1/39 (XL Cap. Assurance, Inc. Insured) (b)(c)	1,180,000	1,090,613
Series 2012, 5% 11/1/42	90,000	89,998
Series 2015 A, 5% 9/1/39	440,000	441,705
Series 2016:
5% 5/1/28	60,000	61,026
5% 5/1/29	55,000	55,905
5% 5/1/31	55,000	55,821
5% 5/1/32	150,000	152,100
5% 5/1/33	210,000	212,739
5% 5/1/34	105,000	106,272
Series 2017 A, 4% 8/15/42	1,260,000	1,260,210
Series 2019 A, 5% 3/1/39	50,000	52,743
Series 2019, 4% 8/15/49	1,000,000	969,201
Series 2020:
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	260,000	262,607
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	2,240,000	2,263,796
Series 2024 B1, 5% 11/1/51 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,151,947
Series 2024 B2:
5% 11/1/54 (d)	2,000,000	2,118,583
5.5% 11/1/54 (d)	2,000,000	2,220,949
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	145,000	144,190
Series 2021 134B, 5% 4/1/27 (e)	945,000	976,467
Series 2021 135A, 3% 10/1/51	910,000	897,710
Series 2021 135B:
5% 4/1/30 (e)	515,000	541,878
5% 10/1/30 (e)	295,000	311,458
Series 2021 137, 3% 10/1/51	2,695,000	2,623,487
Series 2023 141A, 5.75% 10/1/53	12,410,000	13,235,387
Series 2024 144A, 6% 10/1/54	1,660,000	1,811,120
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Series 2023 A, 5.55% 11/1/42	652,125	762,768
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2016 121, 2.8% 10/1/31	1,205,000	1,138,453
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	270,000	279,357
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	45,000	46,933
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 A1, 5% 12/1/40	2,000,000	2,009,293
Series 2017 A1:
5% 12/1/42	600,000	626,808
5% 12/1/47	960,000	994,430
Series 2017, 5% 12/1/41	690,000	720,678
Series 2018 A2, 5% 12/1/48	2,590,000	2,713,301
Series 2019 A:
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,773,447
5% 12/1/34	1,095,000	1,194,612
5% 12/1/44	600,000	641,995
Series 2020 B, 5% 12/1/45	4,015,000	4,319,874
Series 2021 A:
4% 12/1/46	320,000	318,769
4% 12/1/50	500,000	500,696
4% 12/1/50	1,420,000	1,383,315
Series 2021 B:
4% 12/1/46	950,000	950,200
5% 12/1/46	6,355,000	6,844,728
Series 2021 C:
4% 12/1/51	725,000	721,267
5% 12/1/27	530,000	564,536
5% 12/1/28	510,000	553,436
Series 2022 B, 5.25% 12/1/52	925,000	1,019,516
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	120,000	121,283
5% 7/1/26	120,000	123,860
5% 7/1/27	100,000	105,456
5% 7/1/28	30,000	31,548
5% 7/1/29	30,000	31,451
5% 7/1/30	30,000	31,394
5% 7/1/31	35,000	36,546
5% 7/1/32	30,000	31,290
5% 7/1/33	35,000	36,471
Series 2017 B:
5% 7/1/26 (e)	365,000	374,973
5% 7/1/27 (e)	305,000	317,004
5% 7/1/28 (e)	365,000	378,217
5% 7/1/29 (e)	270,000	279,319
5% 7/1/32 (e)	365,000	375,670
5% 7/1/33 (e)	900,000	924,357
5% 7/1/34 (e)	535,000	548,959
5% 7/1/42 (e)	2,385,000	2,437,705
5% 7/1/47 (e)	1,545,000	1,567,955
Series 2021:
5% 7/1/26 (e)	4,065,000	4,176,065
5% 7/1/27 (e)	12,490,000	12,981,593
5% 7/1/28 (e)	1,325,000	1,395,016
5% 7/1/34 (e)	2,650,000	2,837,424
5% 7/1/35 (e)	1,425,000	1,521,531
5% 7/1/51 (e)	2,400,000	2,491,043
Philadelphia Auth. for Indl. Dev.:
(Philadelphia Performing Arts: A String Theory Charter School Proj.) Series 2020, 5% 6/15/50 (g)	1,000,000	1,002,691
(Saint Joseph's Univ. Proj.) Series 2022:
5.25% 11/1/52	1,750,000	1,891,296
5.5% 11/1/60	1,915,000	2,097,232
Series 2015 1, 5% 4/1/33	35,000	35,176
Series 2016 2, 5% 4/1/34	2,265,000	2,275,424
Series 2016 A, 5.375% 8/1/51	325,000	327,168
Series 2016 B:
5.625% 8/1/36	65,000	66,487
5.75% 8/1/46	215,000	218,866
6% 8/1/51	225,000	229,538
Series 2017 A, 5% 9/1/42	2,305,000	2,354,094
Series 2017 I:
5% 12/1/37	425,000	433,069
5% 12/1/58	1,770,000	1,775,999
5.5% 12/1/58 (g)	105,000	102,415
Series 2017:
5% 3/15/45 (g)	297,412	178,447
5% 3/15/45 (Pre-Refunded to 3/15/28 @ 100) (g)	25,000	26,778
5% 11/1/47	1,645,000	1,658,921
Series 2020 B, 4.875% 12/15/35 (b)(g)	500,000	498,157
Series 2022 A:
5.25% 6/15/52	100,000	101,337
5.375% 6/15/57	145,000	147,106
Philadelphia Auth. for Indl. Dev. Sr. Living Facilities Rev. Series 2017 A:
5% 7/1/37	615,000	619,613
5% 7/1/42	710,000	710,582
5% 7/1/49	355,000	343,570
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	130,000	129,722
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	75,000	77,615
Series 2019 B:
5% 2/1/33	90,000	97,395
5% 2/1/34	145,000	156,686
5% 2/1/35	175,000	188,746
5% 2/1/36	720,000	774,580
5% 2/1/37	685,000	735,385
5% 2/1/38	540,000	578,444
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/28	705,000	726,437
5% 7/1/30	140,000	143,969
Philadelphia School District:
Series 2015 A:
5% 9/1/30	650,000	657,869
5% 9/1/35	290,000	292,824
Series 2016 D:
5% 9/1/25	1,070,000	1,083,292
5% 9/1/27	1,180,000	1,215,763
5% 9/1/28	985,000	1,013,667
Series 2016 F:
5% 9/1/28	1,700,000	1,749,476
5% 9/1/29	1,300,000	1,336,049
Series 2016, 5% 9/1/38	50,000	50,875
Series 2018 A:
5% 9/1/26	90,000	92,895
5% 9/1/34	80,000	84,309
5% 9/1/35	55,000	57,900
5% 9/1/36	230,000	241,953
5% 9/1/37	135,000	142,059
5% 9/1/38	210,000	220,956
Series 2018 B, 5% 9/1/43	635,000	663,240
Series 2019 A:
4% 9/1/35	1,135,000	1,160,553
4% 9/1/36	110,000	112,398
5% 9/1/26	130,000	134,181
5% 9/1/30	1,050,000	1,130,746
5% 9/1/31	830,000	888,050
5% 9/1/32	65,000	69,764
5% 9/1/33	385,000	413,123
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	115,000	124,451
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	480,000	517,884
5% 9/1/44	1,925,000	2,035,514
Series 2019 B, 5% 9/1/26	70,000	72,251
Series 2023 A, 5.5% 9/1/48	2,755,000	3,092,060
Series F, 5% 9/1/30	825,000	846,323
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2018 A, 5% 10/1/43	1,205,000	1,268,645
Series 2020 A, 5% 11/1/45	1,000,000	1,070,693
Series 2022 C, 5.5% 6/1/47	2,500,000	2,794,806
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	65,000	67,879
5% 12/15/37	30,000	31,283
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A:
5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	480,000	514,506
5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	30,000	31,776
Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	110,000	126,189
Series 2023 A, 4.25% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	740,000	750,419
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	100,000	100,195
Scranton Redev. Auth. Series 2016 A, 5% 11/15/28	215,000	215,102
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016, 5% 6/1/46	250,000	225,151
South Western School District York Series 2022, 4.25% 11/15/49	3,000,000	3,038,551
Southcentral Pennsylvania Gen. Auth. Rev.:
(York Academy Reg'l. Charter School Proj.) Series 2018 A, 6.5% 7/15/48 (g)	350,000	363,288
Series 2019 A:
4% 6/1/44	435,000	428,165
4% 6/1/49	2,170,000	2,130,902
5% 6/1/44	755,000	785,538
5% 6/1/49	1,205,000	1,241,763
State Pub. School Bldg. Auth. (Northampton County Area Cmnty. College Proj.) Series 2022:
4% 6/15/31	190,000	198,316
4% 6/15/32	125,000	129,877
4% 6/15/33	135,000	139,379
4% 6/15/34	135,000	139,526
State Pub. School Bldg. Auth. College Rev. (Cmnty. College of Philadelphia Proj.) Series 2015, 5% 6/15/28	1,000,000	1,008,355
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.):
Series 2015 A, 5% 6/1/26	195,000	196,841
Series 2016 A:
5% 6/1/31	3,845,000	3,973,723
5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	1,530,000	1,579,723
5% 6/1/33	2,530,000	2,610,242
Susquehanna Area Reg'l. Arp Auth. Series 2017, 5% 1/1/35 (e)	300,000	305,825
Trinity Area School District Series 2021, 4% 11/1/51	320,000	320,120
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	55,000	56,302
5% 8/1/38	180,000	186,597
5% 8/1/43	680,000	699,770
5% 8/1/48	1,010,000	1,032,389
Univ. of Arts:
0% 3/13/25 (b)(d)(f)	60,815	60,815
0% 3/13/25 (b)(f)(g)	6,356	6,356
0% 3/13/25 (f)	23,110	23,110
0% 3/19/25 (b)(f)	18,244	18,244
Upper Darby School District Series 2021 A, 4% 4/1/46	125,000	125,177
Washington Redev. Auth. (Victory Centre Tax Increment Fing. Proj.) Series 2018, 5% 7/1/35	15,000	15,058
West Shore Area Auth. Rev. (Messiah Village Proj.) Series 2015 A:
5% 7/1/30	95,000	95,326
5% 7/1/35	90,000	90,217
TOTAL PENNSYLVANIA		389,305,669
Pennsylvania, New Jersey - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2013, 5% 1/1/37	2,000,000	2,005,038
Puerto Rico - 2.5%
Children's Trust Fund Tobacco Settlement:
Series 2002, 5.625% 5/15/43	1,330,000	1,345,942
Series 2005 A, 0% 5/15/50	2,100,000	412,217
Series 2008 B, 0% 5/15/57	2,100,000	128,767
GDB Debt Recovery Auth. Series 2018, 7.5% 8/20/40	8,214,020	8,008,670
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2020 A:
5% 7/1/30 (g)	2,810,000	2,978,922
5% 7/1/35 (g)	5,880,000	6,158,165
5% 7/1/47 (g)	18,090,000	18,648,543
Series 2021 A:
4% 7/1/42 (g)	1,705,000	1,644,835
5% 7/1/33 (g)	760,000	806,931
Series 2021 B:
4% 7/1/47 (g)	3,885,000	3,653,393
5% 7/1/25 (g)	485,000	487,801
5% 7/1/29 (g)	1,560,000	1,643,655
5% 7/1/33 (g)	935,000	992,737
5% 7/1/37 (g)	7,465,000	7,820,212
Series 2021 C, 3.5% 7/1/26 (g)	425,000	406,820
Series 2022 A:
4% 7/1/42 (g)	10,320,000	9,955,837
4% 7/1/47 (g)	780,000	733,500
5% 7/1/25 (g)	760,000	764,389
5% 7/1/28 (g)	775,000	809,320
5% 7/1/29 (g)	540,000	568,957
5% 7/1/33 (g)	4,360,000	4,651,494
5% 7/1/37 (g)	9,555,000	10,062,277
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/33 (i)	10,530,725	7,283,310
4% 7/1/33	10,485,896	10,443,789
4% 7/1/35	7,364,757	7,280,756
4% 7/1/37	10,479,211	10,280,520
4% 7/1/46	5,766,858	5,491,249
5.625% 7/1/27	5,072,148	5,306,581
5.625% 7/1/29	6,265,770	6,759,828
5.75% 7/1/31	5,593,928	6,235,014
Series 2022 A1:
4% 7/1/41	3,603,018	3,466,623
5.375% 7/1/25	3,231,539	3,267,677
Series 2022:
0% 11/1/43 (b)	19,942,326	12,314,386
0% 11/1/51 (b)	1,250,000	293,750
0% 11/1/51 (b)	13,661,939	7,292,060
0% 11/1/51	903,328	399,722
0% 11/1/51	10,104,744	6,441,774
Puerto Rico Elec. Pwr. Auth.:
Series 2003, 4.75% 7/1/33	155,000	153,750
Series 2004, 5% 7/1/25	40,000	40,010
Series 2007:
5% 7/1/17	10,000	4,575
5% 7/1/37	945,000	432,338
5% 12/31/49	30,000	13,725
5.25% 7/1/25	55,000	54,899
5.25% 7/1/26	495,000	491,464
5.25% 7/1/29	625,000	617,842
5.25% 7/1/30	655,000	649,235
5.25% 7/1/34	95,000	94,820
Series 2010:
3.3% 7/1/19	5,000	2,288
3.625% 7/1/21	105,000	48,038
4.625% 7/1/25	5,000	2,288
5% 7/1/21	10,000	4,575
5% 7/1/21	855,000	391,163
5% 7/1/28	150,000	68,625
5% 12/31/49	240,000	109,800
5.25% 7/1/23	195,000	89,213
5.25% 7/1/40	3,385,000	1,548,638
Series 2012:
5% 7/1/29	1,155,000	528,413
5% 7/1/42	2,520,000	1,152,900
5.05% 7/1/42	470,000	215,025
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2005 RR, 5% 7/1/28 (CIFG North America Insured)	90,000	89,944
Series 2005 SS, 4.375% 7/1/30	95,000	93,387
Series 2007 UU:
CME Term SOFR 3 Month Index + 0.520% 3.772% 7/1/29 (Assured Guaranty Muni. Corp. Insured) (b)(c)	460,000	449,123
4.25% 7/1/27 (CIFG North America Insured)	295,000	290,056
Series 2007:
5%	155,000	81,375
5%	415,000	217,875
5% 7/1/25	195,000	101,888
5% 7/1/26	240,000	125,400
5% 7/1/26	5,000	5,003
5% 7/1/27	670,000	350,075
5% 7/1/32	1,045,000	546,013
5% 7/1/37	1,320,000	689,700
5% 12/31/49	360,000	189,000
5% 12/31/49	595,000	312,375
Series 2008 WW:
5% 7/1/28	425,000	222,063
5.25% 7/1/33	1,165,000	608,713
5.5%	130,000	68,250
5.5% 7/1/38	1,250,000	653,125
Series 2010 AAA:
5.25% 7/1/25	15,000	7,838
5.25% 7/1/27	205,000	107,113
5.25% 7/1/29	705,000	368,363
Series 2010 BBB, 5.4% 7/1/28	250,000	130,625
Series 2010 CCC:
5%	115,000	60,375
5% 7/1/27	50,000	26,125
5.25% 7/1/26	280,000	146,300
5.25% 7/1/27	1,230,000	642,675
5.25% 7/1/28	545,000	284,763
Series 2010 DDD:
5%	850,000	446,250
5%	1,170,000	614,250
Series 2010 EEE:
5.95% 7/1/30	950,000	496,375
6.05% 7/1/32	300,000	156,750
6.25% 7/1/40	250,000	130,625
Series 2010 XX:
4.75% 7/1/26	60,000	31,350
5.25% 7/1/27	55,000	28,738
5.25% 7/1/35	640,000	334,400
5.25% 7/1/40	1,745,000	911,763
5.75% 7/1/36	355,000	185,488
Series 2010 YY, 6.125% 7/1/40	1,600,000	836,000
Series 2010 ZZ:
3.7%	35,000	18,375
4.75% 7/1/27	50,000	26,125
5%	520,000	273,000
5%	350,000	183,750
5%	65,000	34,125
5% 7/1/28	50,000	26,125
5.25%	475,000	249,375
5.25% 7/1/26	1,310,000	684,475
5.25% 12/31/49	700,000	367,500
5.25% 12/31/49	80,000	42,000
Series 2012 A:
5% 7/1/29	2,730,000	1,426,425
5% 7/1/42	1,710,000	893,475
5.05% 7/1/42	60,000	31,350
Series 2013 A:
6.75% 7/1/36	2,305,000	1,204,363
7% 7/1/43	250,000	130,625
Puerto Rico Indl. Tourist Edl., Med. and Envir. Fing. Auth. Series 2000 A, 5% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	480,000	480,087
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/27	3,033,000	2,754,174
0% 7/1/29	1,710,000	1,437,210
0% 7/1/33	7,395,000	5,268,352
0% 7/1/46	32,504,000	10,952,158
0% 7/1/51	41,325,000	10,208,676
4.55% 7/1/40	2,828,000	2,836,819
4.75% 7/1/53	28,307,000	28,319,011
5% 7/1/58	27,301,000	27,409,997
Series 2019 A1, 4.5% 7/1/34	84,000	84,265
Series 2019 A2:
4.329% 7/1/40	6,512,000	6,500,979
4.329% 7/1/40	1,831,000	1,827,901
4.536% 7/1/53	448,000	440,941
4.784% 7/1/58	2,394,000	2,397,663
Univ. of Puerto Rico Series 2006 P, 5% 6/1/25	70,000	70,087
TOTAL PUERTO RICO		299,572,986
Rhode Island - 0.3%
Providence Pub. Bldgs Auth. (Cap. Impt. Prog. Projs.) Series 2024 A, 5.25% 9/15/43	380,000	422,993
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	270,000	271,894
5% 9/1/36	2,760,000	2,769,097
Series 2016:
5% 5/15/34	385,000	391,551
5% 5/15/39	965,000	976,775
Series 2024, 5.25% 5/15/54	600,000	643,787
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2024 F, 4.125% 5/15/54	1,100,000	1,101,742
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2009 B, 5.25% 9/15/29	285,000	285,180
Series 2021 B:
4% 11/1/37	140,000	144,287
4% 11/1/38	145,000	149,721
4% 11/1/39	180,000	185,177
4% 11/1/40	190,000	195,075
Series 2024:
5% 6/1/40	1,000,000	1,111,899
5% 6/1/45	2,870,000	3,139,707
5% 6/1/48	3,295,000	3,574,793
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	160,000	160,655
Series 2021 74, 3% 4/1/49	1,345,000	1,325,976
Series 2023 80A, 4.65% 10/1/53	2,000,000	2,043,945
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	280,000	278,744
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2020 A, 3.625% 12/1/37 (e)	930,000	886,794
Series 2021 A:
2.25% 12/1/39 (e)	355,000	303,344
5% 12/1/28 (e)	185,000	194,020
5% 12/1/29 (e)	145,000	153,959
5% 12/1/30 (e)	135,000	143,130
Series 2022 1, 4.125% 12/1/41 (e)	1,145,000	1,116,456
Series 2023 A:
4.125% 12/1/42 (e)	1,790,000	1,745,038
5% 12/1/30 (e)	2,355,000	2,496,815
Series 2024 A, 4.125% 12/1/43 (e)	1,960,000	1,913,243
Series A:
3.5% 12/1/34 (e)	420,000	398,565
5% 12/1/24 (e)	540,000	540,042
5% 12/1/28 (e)	1,200,000	1,258,509
Tobacco Settlement Fing. Corp. Series 2007 A, 0% 6/1/52	3,300,000	544,678
TOTAL RHODE ISLAND		30,867,591
South Carolina - 0.9%
Charleston County Arpt. District:
Series 2019:
5% 7/1/43	445,000	469,340
5% 7/1/48	790,000	825,548
Series 2024 A:
5.25% 7/1/41 (e)	1,000,000	1,105,750
5.25% 7/1/42 (e)	1,400,000	1,543,065
5.25% 7/1/43 (e)	1,400,000	1,538,042
5.25% 7/1/49 (e)	3,465,000	3,759,447
Connector 2000 Assoc., Inc. Toll Road Rev. Series 2011 A1:
0% 1/1/32	1,668,837	1,003,780
0% 1/1/42	6,087,835	1,839,795
0% 7/22/51	14,645,923	2,063,975
Ctsc Jobs-Eco Dev. Auth. (Beaufort Memorial Hosp. & South of Broad Healthcare Proj.) Series 2024, 5.5% 11/15/44	155,000	166,767
Horry County S C Ltd. Oblig. Series 2022, 4.5% 9/1/52	3,500,000	3,573,768
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2017, 5% 11/1/28	135,000	142,772
North Charleston Ltd. Oblig. Series 2017 A, 5% 10/1/40	825,000	841,048
Patriots Energy Group Fing. Agcy.:
Bonds:
Series 2023 A1, 5.25%, tender 8/1/31 (b)	1,005,000	1,097,823
Series 2023 B1, 5.25%, tender 3/1/31 (b)	4,725,000	5,150,123
Series 2023 B3, 0.000% x U.S. Secured Overnight Fin. Rate (SOFR) Index 4.962% 2/1/54 (b)(c)	1,500,000	1,558,580
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	285,000	287,008
Series 2022 A:
5% 1/1/29	15,000	16,074
5% 7/1/29	30,000	32,380
5% 1/1/30	30,000	32,225
5% 7/1/30	30,000	32,401
5% 1/1/31	30,000	32,740
5% 7/1/31	30,000	32,896
Series 2022 B, 5% 1/1/52	2,890,000	3,012,231
Series 2023 B, 6% 1/1/54	690,000	759,535
South Carolina Jobs-Econ. Series 2024 A:
4% 11/1/42	1,675,000	1,690,749
4.5% 11/1/54	500,000	508,372
5.5% 11/1/45	1,750,000	1,989,126
5.5% 11/1/49	750,000	844,619
5.5% 11/1/54	810,000	905,745
South Carolina Jobs-Econ. D Bonds (Int'l. Paper Co. Proj.) Series 2023 A, 4%, tender 4/1/26 (b)(e)	750,000	756,243
South Carolina Jobs-Econ. Dev. Auth.:
(Green Charter Schools Proj.) Series 2021 A, 4% 6/1/36 (g)	100,000	88,727
Series 2016, 5.25% 7/1/47	1,795,000	1,822,544
Series 2017:
5% 4/1/47	555,000	555,397
5% 4/1/52	255,000	253,703
Series 2018 A:
5% 5/1/35	640,000	670,655
5% 4/1/48	210,000	210,013
5% 5/1/48	1,425,000	1,459,988
Series 2019 C:
5% 7/1/32	240,000	255,099
5% 7/1/33	965,000	1,025,394
Series 2023, 5.25% 2/1/53	750,000	818,360
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
Series 2017, 5.25% 11/15/47	350,000	353,186
Series 2022 A, 4% 4/1/52	200,000	199,558
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Series 2020 A, 4% 12/1/44	1,310,000	1,307,605
South Carolina Jobs-Econ. Dev. Auth. Solid Waste Disp. Rev.:
(Repower South Berkeley, LLC Proj.) Series 2017:
6% 2/1/35 (e)(f)(g)	890,000	89,000
6.25% 2/1/45 (e)(f)(g)	1,795,000	179,500
Series 2019, 8% 12/6/29 (f)	280,000	224,000
South Carolina Jobs-Economoc Dev. Auth. Retirement Cmnty. Rev. Series 2018 C, 5% 11/15/47	570,000	581,774
South Carolina Ports Auth. Ports Rev.:
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (e)	655,000	661,619
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	135,000	136,364
Series 2018:
5% 7/1/37 (e)	180,000	186,380
5% 7/1/38 (e)	385,000	397,971
5% 7/1/43 (e)	965,000	987,760
5% 7/1/48 (e)	665,000	676,577
Series 2019 B:
4% 7/1/35 (e)	725,000	730,834
4% 7/1/37 (e)	1,125,000	1,130,199
4% 7/1/39 (e)	1,115,000	1,117,205
5% 7/1/44 (e)	1,705,000	1,760,355
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/26	5,000	5,002
Series 2015 E, 5.25% 12/1/55	745,000	751,185
Series 2016 A:
5% 12/1/29	365,000	374,824
5% 12/1/32	1,500,000	1,538,109
5% 12/1/33	15,000	15,369
5% 12/1/38	35,000	35,734
Series 2016 B:
5% 12/1/31	135,000	139,605
5% 12/1/35	205,000	211,289
5% 12/1/36	305,000	314,078
Series 2016 C:
5% 12/1/24	30,000	30,002
5% 12/1/25	35,000	35,541
5% 12/1/26	55,000	57,187
Series 2020 A, 5% 12/1/31	600,000	662,204
Series 2021 A, 4% 12/1/36	2,000,000	2,031,128
Series 2021 B:
4% 12/1/47	1,000,000	995,043
5% 12/1/51	1,475,000	1,557,737
Series 2022 A, 5% 12/1/36	2,250,000	2,496,684
Series 2022 B:
4% 12/1/29	741,000	770,068
4% 12/1/46	250,000	250,070
4% 12/1/48	250,000	247,466
4% 12/1/54	250,000	241,936
4% 12/1/55 (Build America Mutual Assurance Insured)	250,000	241,804
Series 2022 E:
5% 12/1/52 (Assured Guaranty Muni. Corp. Insured)	2,800,000	2,980,592
5.5% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,413,108
Series 2024 A:
5% 12/1/39	3,480,000	3,901,315
5.25% 12/1/49	1,090,000	1,203,753
5.5% 12/1/54	1,505,000	1,677,717
Series 2024 B:
4.125% 12/1/44	375,000	379,110
5% 12/1/46	555,000	603,436
5.25% 12/1/54	4,645,000	5,091,552
South Carolina Student Ln. Corp. Series 2020 A:
2.641% 12/1/26	1,705,000	1,619,012
2.771% 12/1/27	790,000	736,147
2.923% 12/1/28	585,000	536,478
2.993% 12/1/29	380,000	342,101
3.043% 12/1/30	120,000	106,052
3.593% 12/1/39	330,000	326,850
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/36	2,050,000	2,148,621
Spartanburg County Reg'l. Health:
Series 2017 A:
4% 4/15/43	2,835,000	2,774,114
4% 4/15/48	1,975,000	1,888,106
5% 4/15/48	7,110,000	7,316,435
Series 2020 A, 4% 4/15/45 (Assured Guaranty Muni. Corp. Insured)	230,000	226,830
TOTAL SOUTH CAROLINA		103,765,128
South Dakota - 0.1%
Sioux Falls Health Facilities Rev. (Dow Rummel Village Proj.) Series 2017:
5% 11/1/28	200,000	200,570
5% 11/1/30	215,000	215,617
5% 11/1/32	195,000	195,489
5% 11/1/42	280,000	269,908
South Dakota Edl. Enhancement Fdg. Corp. Rev. Series 2021:
1.245% 6/1/25	745,000	733,034
1.495% 6/1/26	530,000	506,912
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	80,000	83,873
Series 2017:
5% 7/1/26	35,000	36,071
5% 7/1/28	35,000	36,915
5% 7/1/29	70,000	73,727
5% 7/1/30	45,000	47,236
5% 7/1/35	40,000	41,424
5% 9/1/40	670,000	692,323
Series 2020 A, 3% 9/1/45	1,465,000	1,203,020
Series 2024 A:
4.25% 7/1/49	4,400,000	4,438,183
5.25% 7/1/54	4,250,000	4,693,581
South Dakota Hsg. Dev. Auth.:
Series 2022 B, 3% 11/1/52	880,000	863,755
Series 2024 C, 6.25% 11/1/55	1,000,000	1,129,758
TOTAL SOUTH DAKOTA		15,461,396
Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
(CDFI Phase I, LLC - Univ. of Tennessee at Chattanooga Proj.) Series 2015, 5% 10/1/35	535,000	538,160
Series 2019 A1:
4% 8/1/44	1,680,000	1,620,036
5% 8/1/25	40,000	40,442
Series 2019 A2:
5% 8/1/37	50,000	53,036
5% 8/1/44	710,000	739,494
Clarksville Wtr. Swr. and Gas Rev. Series 2021 A, 4% 2/1/51	4,000,000	3,986,512
Cleveland Tenn Health & Edl. Fa (Horizon Square Apts. Proj.) Series 2024, 4.2% 5/1/40	633,000	624,892
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/36	960,000	1,003,390
Hamilton County & Chattanooga Series 2024 A, 6% 12/1/55	645,000	762,710
Indl. Dev. Board O Bonds (Domtar Proj.) Series 2024, 5.25%, tender 12/1/54 (b)(d)(e)	900,000	911,481
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	40,000	41,195
5% 4/1/28	25,000	26,075
5% 4/1/41	1,375,000	1,422,957
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	65,000	70,205
Knox County Health Edl. & Hsg. Facilities Series 2016 A, 5% 1/1/42	1,495,000	1,525,712
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2017:
5% 4/1/30	165,000	168,934
5% 4/1/36	595,000	603,098
Series 2020 A:
5% 9/1/30	1,230,000	1,286,502
5% 9/1/40	3,525,000	3,542,784
Knox County Health Edl. & Hsg. Facility Board Student Hsg. Rev. (Provident Group - UTK Properties LLC - Univ. of Tennessee Proj.):
Series 2024 A1, 5% 7/1/64	895,000	936,919
Series 2024 B1:
5% 7/1/49 (Build America Mutual Assurance Insured)	450,000	475,871
5.125% 7/1/54 (Build America Mutual Assurance Insured)	1,200,000	1,271,265
5.125% 7/1/59 (Build America Mutual Assurance Insured)	1,540,000	1,617,912
5.25% 7/1/64 (Build America Mutual Assurance Insured)	500,000	528,623
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2018, 5% 7/1/37 (e)	565,000	582,567
Series 2021 A:
5% 7/1/34 (e)	785,000	840,520
5% 7/1/35 (e)	825,000	880,886
5% 7/1/36 (e)	870,000	926,339
5% 7/1/37 (e)	910,000	966,099
5% 7/1/38 (e)	960,000	1,016,220
5% 7/1/39 (e)	1,005,000	1,060,781
5% 7/1/40 (e)	415,000	436,465
Metropolitan Govt. Nashville (Ben Allen Ridge Apts. Proj.) Series 2022 A, 4.75% 2/1/48	2,287,883	2,315,616
Metropolitan Govt. Nashville & Davidson County Elec. Rev. Series 2024 A:
5% 5/15/42	2,240,000	2,522,310
5% 5/15/43	1,340,000	1,502,803
5.25% 5/15/49	5,900,000	6,626,386
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev.:
Series 2023 A:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	3,050,000	3,355,124
5.25% 7/1/56 (Assured Guaranty Muni. Corp. Insured)	3,250,000	3,559,093
Series 2023 B:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	1,205,000	1,322,653
5.25% 7/1/56 (Assured Guaranty Muni. Corp. Insured)	1,395,000	1,524,338
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series 2017 A, 5% 7/1/42	480,000	497,034
Series 2017 B:
5% 7/1/42	600,000	621,292
5% 7/1/46	950,000	979,733
Metropolitan Govt. of Nashville & Davidson County Series 2023:
5% 5/1/35	1,000,000	1,110,097
5% 5/1/36	1,055,000	1,168,999
5% 5/1/41	1,000,000	1,093,915
5% 5/1/42	1,315,000	1,433,409
5.25% 5/1/53	2,000,000	2,177,521
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (e)	310,000	310,925
Series 2019 A, 4% 7/1/49	1,285,000	1,282,016
Series 2019 B:
4% 7/1/49 (e)	2,500,000	2,407,106
5% 7/1/27 (e)	435,000	451,685
5% 7/1/28 (e)	675,000	710,203
5% 7/1/35 (e)	360,000	381,802
5% 7/1/38 (e)	2,325,000	2,447,416
5% 7/1/44 (e)	1,885,000	1,957,228
5% 7/1/54 (e)	4,300,000	4,424,166
Series 2022 B:
5.5% 7/1/37 (e)	1,500,000	1,684,679
5.5% 7/1/41 (e)	625,000	691,132
5.5% 7/1/52 (e)	5,985,000	6,486,318
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev.:
(Lipscomb Univ. Proj.) Series 2019 A, 5.25% 10/1/58	1,865,000	1,917,098
Series 2016 A:
5% 7/1/35	830,000	848,094
5% 7/1/40	460,000	468,459
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021:
0% 4/1/32	120,000	89,853
0% 4/1/33	170,000	121,460
0% 4/1/37	150,000	88,212
0% 4/1/38	125,000	69,740
Rutherford County Gen. Oblig. Series 2020, 1.875% 4/1/39	750,000	571,844
Shelby County Health & Educati (Madrone Memphis Student Hsg., I LLC- Univ. of Memphis Proj.) Series 2024 A1, 5% 6/1/44 (g)	400,000	409,077
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/27	70,000	72,829
5% 5/1/29	70,000	72,656
5% 5/1/30	135,000	139,867
5% 5/1/31	70,000	72,316
Shelby County Health Edl. & Hsg. Facility Board Residential Care Facilitiy Mtg. Rev. Series 2014:
5% 12/1/34	70,000	69,995
5.25% 12/1/44	165,000	159,181
5.25% 12/1/49	470,000	439,982
Tennergy Corp. Gas Rev. Bonds:
Series 2022 A, 5.5%, tender 12/1/30 (b)	5,150,000	5,573,416
Series 2024 A, 5%, tender 12/1/29 (b)	3,760,000	3,997,781
Tennessee Energy Acquisition Corp.:
Bonds:
Series 2018, 4%, tender 11/1/25 (b)	8,265,000	8,298,949
Series 2021 A, 5%, tender 11/1/31 (b)	525,000	564,309
Series 2023 A1, 5%, tender 5/1/28 (b)	5,000,000	5,205,086
Series 2006 A, 5.25% 9/1/26	2,270,000	2,314,470
Tennessee Gen. Oblig. Series 2023 A:
5% 5/1/40	1,995,000	2,258,818
5% 5/1/42	1,245,000	1,396,677
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	405,000	403,337
Tennessee Hsg. Dev. Agcy. Residential:
Series 2014 2C, 4% 1/1/45	20,000	19,995
Series 2018 1, 4% 1/1/43	200,000	200,428
Series 2018 3, 4.25% 7/1/49	225,000	226,285
Series 2019 1, 3.75% 7/1/39	180,000	176,284
Series 2019 3:
2.6% 7/1/39	190,000	159,198
2.8% 7/1/44	230,000	180,385
Series 2019 4, 2.9% 7/1/39	440,000	374,009
Series 2021 1, 3% 7/1/51	1,700,000	1,674,285
Series 2021 3A, 3% 1/1/52	705,000	691,965
Series 2022 1:
5% 7/1/28	425,000	451,125
5% 1/1/29	230,000	246,465
5% 7/1/29	400,000	431,727
5% 1/1/30	465,000	499,488
5% 7/1/30	470,000	507,620
5% 1/1/31	220,000	240,090
5% 7/1/31	500,000	548,270
TOTAL TENNESSEE		127,804,206
Texas - 5.6%
Aldine Independent School District:
Series 2017 A, 5% 2/15/28	1,500,000	1,572,359
Series 2024, 4% 2/15/54	1,500,000	1,483,681
Anna Independent School District Series 2023, 4.125% 2/15/53	205,000	206,362
Arlington Higher Ed. Fin. Corp.:
Bonds Series 2021, 4.5%, tender 6/15/26 (b)(g)	200,000	200,032
Series 2017 A:
5% 12/1/47	565,000	577,839
5% 8/15/48	1,000,000	980,819
Series 2022:
4% 8/15/41	2,400,000	2,407,982
4.25% 8/15/47	1,730,000	1,763,972
5% 8/15/47	785,000	841,217
Series 2023, 5% 8/15/48	2,700,000	2,907,466
Series 2024 A, 5% 8/15/49	1,000,000	1,004,643
Series 2024:
4.875% 6/15/59 (g)	1,280,000	1,280,114
5% 6/15/64 (g)	595,000	596,104
Arlington Spl. Tax Rev. Series 2018 A:
5% 2/15/43 (Assured Guaranty Muni. Corp. Insured)	2,085,000	2,169,835
5% 2/15/48 (Assured Guaranty Muni. Corp. Insured)	1,760,000	1,816,031
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Series 2024-2024A Class PT, 4.45% 3/1/43	430,000	436,415
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (e)	1,625,000	1,628,225
5% 11/15/27 (e)	150,000	150,278
5% 11/15/28 (e)	185,000	185,341
5% 11/15/39 (e)	1,685,000	1,687,464
5% 11/15/44 (e)	2,050,000	2,052,558
Series 2017 B:
5% 11/15/28 (e)	120,000	123,197
5% 11/15/30 (e)	185,000	189,759
5% 11/15/32 (e)	150,000	153,594
5% 11/15/35 (e)	150,000	153,225
5% 11/15/36 (e)	255,000	260,255
5% 11/15/37 (e)	175,000	178,424
5% 11/15/41 (e)	705,000	715,120
Series 2019 B:
5% 11/15/32 (e)	1,700,000	1,805,816
5% 11/15/36 (e)	1,150,000	1,210,539
5% 11/15/44 (e)	845,000	874,109
Series 2022:
5% 11/15/39 (e)	1,260,000	1,353,008
5% 11/15/52 (e)	825,000	861,958
5.25% 11/15/47 (e)	1,815,000	1,954,976
Austin Convention Enterprises, Inc.:
Series 2017 A:
5% 1/1/28	125,000	126,760
5% 1/1/29	150,000	152,037
5% 1/1/30	390,000	395,063
5% 1/1/31	630,000	637,670
5% 1/1/32	470,000	475,086
5% 1/1/33	440,000	444,464
5% 1/1/34	885,000	893,209
Series 2017 B:
5% 1/1/26	410,000	409,569
5% 1/1/28	135,000	135,302
5% 1/1/29	160,000	160,278
5% 1/1/30	95,000	95,110
5% 1/1/32	315,000	314,099
5% 1/1/34	490,000	485,545
Austin Gen. Oblig. Series 2022, 5% 9/1/25	5,635,000	5,723,145
Bastrop Independent School District Series 2023, 5% 2/15/53	250,000	269,623
Belton Independent School District Series 2022, 4% 2/15/52	605,000	603,674
Bexar County Health Facilities Dev. Corp. Rev. Series 2016, 4% 7/15/36	425,000	398,666
Bexar County Hosp. District Series 2023:
5% 2/15/41	1,400,000	1,535,591
5% 2/15/42	1,000,000	1,093,420
5% 2/15/48	1,000,000	1,079,344
Board of Managers, Joint Guadalupe County, City of Seguin Hosp. Series 2015:
5% 12/1/28	195,000	195,265
5% 12/1/29	500,000	500,680
5% 12/1/30	240,000	240,421
5% 12/1/40	965,000	965,838
5% 12/1/45	935,000	935,395
5.25% 12/1/35	290,000	291,167
Brazos County Gen. Oblig. Series 2020, 2.125% 9/1/40	1,100,000	812,757
Brazos Higher Ed. Auth.:
Series 2020 1A, 2.35% 4/1/40 (e)	10,000	9,924
Series 2020 1B, 3% 4/1/40 (e)	190,000	159,230
Series 2021 1A, 5.125% 4/1/43 (e)	3,505,000	3,701,153
Series 2021 A, 3.414% 4/1/40	15,000	14,881
Series 2024 A1, 4% 4/1/45 (e)	1,620,000	1,580,104
Brock Independent School District Series 2023, 4% 8/15/48	2,025,000	2,030,533
Bryan Tex For Previous Issuess Series 2020, 2.125% 8/15/34	525,000	455,077
Calhoun County Navigation Indl. Dev. Auth. (Max Midstream Texas, LLC Proj.):
Series 2021 A, 3.625% 7/1/26 (e)(g)	650,000	602,552
Series 2021 B, 6.5% 7/1/26 (g)	550,000	534,892
Castleberry Independent School District Series 2024, 4% 2/15/49	1,200,000	1,201,665
Cedar Park Series 2020, 1.125% 2/15/32	1,570,000	1,259,548
Cedar Port Nav & Impt. District Tex Series 2023:
4.5% 9/1/48	1,245,000	1,261,075
4.5% 9/1/52	505,000	509,908
Celina Tex Series 2021, 1.75% 9/1/35	3,340,000	2,635,284
Celina Tex Spl. Assmt Rev. (Mosaic Pub. Impt. District #1B Proj.) Series 2024:
4.375% 9/1/31 (d)	150,000	150,572
5.125% 9/1/44 (d)	340,000	343,104
5.375% 9/1/53 (d)	250,000	254,288
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	325,000	328,568
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	55,000	55,604
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	705,000	712,747
Series 2016, 4% 1/1/41	250,000	247,799
Series 2020 A, 5% 1/1/49	220,000	229,249
Series 2020 B:
4% 1/1/34	20,000	20,494
4% 1/1/35	15,000	15,339
4% 1/1/36	15,000	15,281
4% 1/1/37	20,000	20,330
4% 1/1/38	30,000	30,419
4% 1/1/39	40,000	40,381
4% 1/1/40	15,000	15,072
5% 1/1/27	15,000	15,578
5% 1/1/28	15,000	15,866
5% 1/1/29	55,000	59,000
5% 1/1/30	25,000	27,206
5% 1/1/31	15,000	16,294
5% 1/1/32	15,000	16,244
5% 1/1/33	20,000	21,596
5% 1/1/45	100,000	104,737
Series 2020 F, 5% 1/1/25	1,000,000	1,001,810
Series 2020 G, 4% 1/1/45	1,070,000	1,038,209
Series 2021 B:
4% 1/1/51	1,205,000	1,161,312
5% 1/1/30	65,000	70,735
5% 1/1/32	80,000	87,817
5% 1/1/39	85,000	91,244
5% 1/1/46	2,775,000	2,924,054
Series 2021 C, 5% 1/1/27	2,780,000	2,835,257
Chambers County Tex Justice Ctrp (Justice Ctr. Proj.) Series 2024, 5.5% 6/1/55	3,020,000	3,311,732
City of Denton Series 2020, 2% 2/15/37	2,215,000	1,748,007
Clifton Higher Ed. Fin. Corp. Ed. Rev.:
Series 2018 D, 6.125% 8/15/48	4,450,000	4,509,190
Series 2021 T, 4% 8/15/47	250,000	238,822
Series 2022, 4.25% 8/15/52	750,000	756,508
Series 2024 A:
4.125% 8/15/49	200,000	200,290
4.25% 8/15/53	2,200,000	2,219,927
5.75% 6/15/44 (g)	575,000	580,891
College of the Mainland Series 2020, 4% 8/15/44	475,000	475,715
Collin County Cmnty. College District Series 2018, 3.5% 8/15/37	750,000	724,882
Comal Independent School District:
Series 2022, 3% 2/1/40	2,500,000	2,282,928
Series 2024, 3% 2/15/39	1,840,000	1,740,489
Conroe Independent School District Series 2022, 3% 2/15/41	5,000,000	4,486,320
Conroe Local Govt. Corp. Hotel Rev. Series 2021 C, 4% 10/1/46	70,000	67,477
Conroe Local Govt. Hotel Rev.:
Series 2021 A:
2.5% 10/1/31	115,000	99,344
4% 10/1/50	540,000	446,855
Series 2021 B:
3.5% 10/1/31 (g)	45,000	37,500
5% 10/1/50 (g)	390,000	317,470
Corpus Christi Util. Sys. Rev. Series 2024:
5% 7/15/33	1,255,000	1,442,643
5% 7/15/35	1,800,000	2,081,483
5% 7/15/49	1,375,000	1,500,507
Crowley Independent School Dis Series 2023, 5.25% 2/1/53	3,505,000	3,840,079
Cypress-Fairbanks Independent School District Series 2023, 4% 2/15/48	545,000	546,442
Dallas Area Rapid Transit Sales Tax Rev. Series 2020 A, 5% 12/1/45	80,000	85,332
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A, 4% 11/1/34	3,550,000	3,665,059
Series 2020 B:
4% 11/1/34	280,000	289,075
4% 11/1/35	250,000	257,384
Dallas Gen. Oblig.:
Series 2024 B, 5% 2/15/26	3,000,000	3,075,674
Series 2024 C, 5% 2/15/40 (d)	5,640,000	6,375,068
Dallas Hotel Occupancy Tax Series 2021:
4% 8/15/29	435,000	438,758
4% 8/15/31	245,000	246,716
4% 8/15/32	200,000	201,018
4% 8/15/33	200,000	200,848
4% 8/15/36	625,000	625,919
4% 8/15/38	500,000	499,907
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Series 2024 A, 4.35% 10/1/41	760,000	779,623
Dallas Independent School District:
Series 2016 A, 3% 2/15/28	1,000,000	1,000,075
Series 2024, 4% 2/15/54	2,500,000	2,472,802
Dallas Tex Spl. Tax Rev. Bonds Series 2023, 6.25%, tender 8/15/28 (b)(g)	1,580,000	1,583,835
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2017, 5% 10/1/46	3,375,000	3,503,828
Series 2024, 5% 10/1/42 (d)	1,620,000	1,828,764
Danbury Higher Ed. Auth., Inc. Series 2019 A, 4% 8/15/49	115,000	92,364
Denton Independent School District:
Series 2016, 3% 8/15/28	1,000,000	994,619
Series 2020, 1.8% 8/15/37	1,250,000	960,649
Series 2023:
5% 8/15/48	4,000,000	4,362,750
5% 8/15/53	2,500,000	2,707,106
East Montgomery County Impt. District Series 2024, 5.25% 8/15/49 (d)	4,260,000	4,695,858
East Montgomery County Muni. Util. District No. 3 Series 2022, 4.375% 8/15/45	1,325,000	1,326,933
Ector County Hosp. District Series 2020:
5% 9/15/25	90,000	90,478
5% 9/15/26	135,000	137,072
5% 9/15/27	210,000	215,396
5% 9/15/28	225,000	232,710
5% 9/15/29	145,000	150,920
5% 9/15/30	170,000	177,998
5% 9/15/31	230,000	239,562
Ector County Tex Independent School District Series 2024 A, 5% 8/15/27	1,000,000	1,059,866
El Paso County Hosp. District Rev. Series 2024, 4.25% 2/15/54	260,000	260,382
El Paso County Hosp. District Series 2024, 5% 8/15/27	1,225,000	1,294,032
El Paso Gen. Oblig. Series 2016, 4% 8/15/42	1,890,000	1,891,963
El Paso Independent School District Series 2020:
5% 8/15/25	530,000	537,390
5% 8/15/26	920,000	954,063
El Paso Wtr. & Swr. Rev. Series 2023, 5.25% 3/1/49	2,000,000	2,194,089
Elgin Combination Tax and Rev. Series 2021:
4% 7/15/32 (Assured Guaranty Muni. Corp. Insured)	45,000	46,802
4% 7/15/33 (Assured Guaranty Muni. Corp. Insured)	50,000	51,842
4% 7/15/34 (Assured Guaranty Muni. Corp. Insured)	85,000	87,637
4% 7/15/35 (Assured Guaranty Muni. Corp. Insured)	110,000	112,781
4% 7/15/36 (Assured Guaranty Muni. Corp. Insured)	70,000	71,357
4% 7/15/38 (Assured Guaranty Muni. Corp. Insured)	120,000	121,216
Elgin Independent School District Series 2024, 4% 8/1/49	4,200,000	4,214,666
Ep Essential Hsg. Wf Pfc (Retreat At Mesa Hills Proj.) Series 2024, 4.25% 12/1/34	2,685,000	2,696,080
Forney Independent School District Series 2019, 5% 2/15/49	395,000	404,557
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012 B, 4.75% 11/1/42	705,000	705,138
Fort Bend Independent School District:
Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	1,210,000	1,143,476
Series 2024 A, 4% 8/15/49	2,000,000	2,006,573
Series 2024 B, 4%, tender 8/1/27 (b)	2,500,000	2,554,876
Fort Worth Gen. Oblig. Series 2021:
2% 3/1/38	1,475,000	1,140,885
2% 3/1/41	1,000,000	714,800
Fort Worth Independent School District Series 2019 A, 2.375% 2/15/33	365,000	326,937
Fort Worth Wtr. & Swr. Rev. Series 2020 A, 2% 2/15/32	2,000,000	1,771,679
Fredericksburg Independent School District Series 2022, 4% 2/15/52	1,080,000	1,077,632
Friendswood Tex (Friendswood City Ctr. Pub. Impt. District Initial Major Impts. Proj.) Series 2024, 7% 9/15/54	675,000	683,261
Galveston Wharves &Term.:
Series 2023, 5.25% 8/1/38 (e)	270,000	292,254
Series 2024 A, 5.25% 8/1/36 (e)	785,000	855,046
Galveston County Tex Muni. Util. Di Series 2022, 4.5% 6/1/44 (Assured Guaranty Muni. Corp. Insured)	1,550,000	1,562,196
Garland Elec. Util. Sys. Rev.:
Series 2021 A:
4% 3/1/46	100,000	96,902
4% 3/1/51	125,000	119,416
Series 2023, 4.25% 3/1/48 (Assured Guaranty Muni. Corp. Insured)	1,655,000	1,665,309
Georgetown Util. Sys. Rev. Series 2022, 5.25% 8/15/52 (Assured Guaranty Muni. Corp. Insured)	1,800,000	1,943,892
Grand Parkway Trans. Corp.:
Series 2013 A, 5.85% 10/1/47	1,480,000	1,610,944
Series 2013, 5.45% 10/1/34	1,205,000	1,310,324
Series 2018 A:
5% 10/1/36	280,000	296,101
5% 10/1/37	560,000	591,731
5% 10/1/38	390,000	411,736
5% 10/1/43	305,000	318,763
Series 2020 C, 4% 10/1/49	160,000	157,185
Series 2020, 4% 10/1/49	4,630,000	4,585,274
Greater Texoma Util. Auth. Tex C (City of Sherman Proj.) Series 2023 A, 4.375% 10/1/53 (Build America Mutual Assurance Insured)	1,000,000	1,012,424
Greenville Tex Elec. Util. Sys. R Series 2024, 5.25% 2/15/49 (Build America Mutual Assurance Insured)	2,200,000	2,385,972
Greenville Tex Wtrwks. & Swr. Sy Series 2024, 5% 2/15/42 (Assured Guaranty Muni. Corp. Insured)	1,210,000	1,319,713
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev.:
(Citgo Petroleum Corp. Proj.) Series 1995, 4.875% 5/1/25 (e)	2,570,000	2,570,816
Series 1998, 8% 4/1/28 (e)	1,205,000	1,206,615
Harlingen Econ. Dev. Corp. Series 2019 A, 4% 2/15/30	245,000	251,870
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Brazos Presbyterian Homes, Inc. Proj.) Series 2013 A:
5% 1/1/38	70,000	70,039
5% 1/1/43	70,000	70,021
(Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	160,000	162,614
Bonds Series 2024 C, 5%, tender 7/1/54	750,000	808,689
Series 2013 B, 6.375% 1/1/33	45,000	45,092
Series 2016 A, 5% 7/1/39	5,000,000	5,098,945
Series 2021 A:
3% 10/1/51	500,000	392,411
4% 10/1/42	2,410,000	2,388,337
Series 2022 A, 4.125% 7/1/52	2,125,000	2,116,013
Series 2024 B:
5% 7/1/31	2,500,000	2,795,840
5% 7/1/35	2,510,000	2,876,340
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (Teco Proj.) Series 2017:
5% 11/15/31	195,000	203,975
5% 11/15/33	1,940,000	2,021,054
Harris County Flood Cont. District Series 2021 A:
5% 10/1/28	1,200,000	1,300,963
5% 10/1/29	1,200,000	1,322,882
Harris County Gen. Oblig.:
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	356,690
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	538,315
Series 2015 A, 5% 10/1/31	555,000	562,383
Series 2024, 4% 9/15/49	6,500,000	6,439,242
Harris County Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 7/1/27 (Escrowed to Maturity)	310,000	321,156
Harris County Toll Road Rev.:
(Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	110,000	116,495
Series 2018 A, 5% 8/15/43	1,445,000	1,505,520
Series 2024 A, 4% 8/15/49	5,615,000	5,584,374
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	611,661
Series 2001 G, 0% 11/15/41	1,000,000	425,859
Series 2014 A, 0% 11/15/41 (Assured Guaranty Muni. Corp. Insured)	190,000	88,115
Series 2014, 0% 11/15/46 (Assured Guaranty Muni. Corp. Insured)	880,000	314,062
Series 2024 B:
5% 11/15/43	200,000	218,345
5% 11/15/44	725,000	788,939
Hays Consolidated Independent School District Series 2022, 4% 2/15/47	1,500,000	1,507,748
Hidalgo County Reginal Mobility Auth. Series 2022 A:
4% 12/1/38	1,000,000	984,342
4% 12/1/39	500,000	489,588
4% 12/1/40	85,000	82,381
4% 12/1/41	195,000	187,764
Houston Arpt. Sys. Rev.:
(United Airlines, Inc. Technical Operations Ctr. Proj.) Series 2018, 5% 7/15/28 (e)	1,785,000	1,841,358
(United Airlines, Inc. Term. E Proj.):
Series 2020 A, 5% 7/1/27 (e)	140,000	143,194
Series 2021 A, 4% 7/1/41 (e)	1,495,000	1,426,229
(United Airlines, Inc. Term. Impt. Projs.):
Series 2015 B1:
5% 7/15/30 (e)	995,000	1,000,325
5% 7/15/35 (e)	2,085,000	2,092,027
Series 2020 B2, 5% 7/15/27 (e)	190,000	194,386
Series 2021 B1, 4% 7/15/41 (e)	2,310,000	2,203,545
Series 2024 B:
5.5% 7/15/37 (d)(e)	2,100,000	2,275,338
5.5% 7/15/38 (d)	1,250,000	1,351,910
5.5% 7/15/39 (d)	2,450,000	2,643,867
Series 2018 A:
5% 7/1/36 (e)	325,000	337,654
5% 7/1/37 (e)	630,000	653,416
5% 7/1/41 (e)	3,080,000	3,168,734
Series 2018 C:
5% 7/1/29 (e)	245,000	257,542
5% 7/1/30 (e)	260,000	273,085
5% 7/1/31 (e)	1,070,000	1,122,360
5% 7/1/32 (e)	1,315,000	1,375,448
Series 2018 D:
5% 7/1/29	105,000	112,680
5% 7/1/30	140,000	149,771
5% 7/1/31	125,000	133,240
5% 7/1/32	110,000	116,727
Series 2021 A:
4% 7/1/37 (e)	420,000	421,020
4% 7/1/39 (e)	1,000,000	998,797
4% 7/1/41 (e)	480,000	479,687
Series 2023 A:
5.25% 7/1/43 (Assured Guaranty Muni. Corp. Insured) (e)	3,050,000	3,319,776
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (e)	1,770,000	1,888,461
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	50,000	44,249
4% 10/1/51	170,000	145,975
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev.:
Series 2014, 5% 9/1/31	250,000	250,299
Series 2019, 5% 9/1/33	50,000	53,406
Houston Gen. Oblig.:
Series 2017 A:
5% 3/1/28	905,000	944,670
5% 3/1/32	240,000	249,259
Series 2024 A, 4.125% 3/1/51	1,500,000	1,500,999
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/44	725,000	725,620
Series 2015 A, 5% 11/15/36	2,500,000	2,531,494
Series 2020 C:
4% 11/15/43	2,470,000	2,474,107
4% 11/15/49	2,470,000	2,441,459
5% 11/15/45	2,470,000	2,637,541
Series 2021 A:
5% 11/15/26	25,000	26,096
5% 11/15/28	100,000	108,398
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	55,000	56,212
5% 10/15/30	230,000	234,832
5% 10/15/32	120,000	122,273
5% 10/15/33	60,000	61,049
5% 10/15/34	95,000	96,539
5% 10/15/35	95,000	96,431
5% 10/15/36	80,000	81,096
5% 10/15/37	140,000	141,714
5% 10/15/38	195,000	197,146
5% 10/15/44	565,000	569,657
Irving Hotel Occupancy Tax Rev. Series 2019:
5% 8/15/38	50,000	50,884
5% 8/15/43	90,000	90,627
Joshua Independent School District Series 2024, 4% 8/15/49	1,800,000	1,801,969
Kaufman County Tex Fresh Wtr. Sup Series 2022, 4.5% 9/1/45	1,575,000	1,588,360
Lakes Fresh Wtr. Supply District De Series 2023, 4% 9/1/48	1,350,000	1,310,927
Lamar Consolidated Independent School District Series 2023:
4% 2/15/48	2,095,000	2,085,771
4% 2/15/53	1,465,000	1,440,356
5.5% 2/15/58	10,000,000	11,112,889
Laredo Wtrwks. Swr. Sys. Rev. Series 2024, 5% 3/1/39	1,100,000	1,215,620
Lavon Tex Spl. Assmt Rev. (Elevon Pub. Impt. District Impt. Area #1 Proj.) Series 2024:
5% 9/15/44 (g)	429,000	436,394
5.375% 9/15/52 (g)	391,000	398,728
Lewisville Independent School District Series 2024, 5% 8/15/26	1,735,000	1,800,415
Longview Independent School District Series 2024, 4% 2/15/49	3,000,000	3,012,384
Love Field Arpt. Modernization Corp. (Southwest Airlines Co. Love Field Modernization Prog. Proj.) Series 2012, 5% 11/1/28 (e)	675,000	675,204
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (e)	120,000	121,775
5% 11/1/27 (e)	260,000	263,436
5% 11/1/28 (e)	405,000	410,136
5% 11/1/29 (e)	245,000	248,064
5% 11/1/32 (e)	450,000	454,937
Series 2017:
5% 11/1/25 (e)	120,000	121,785
5% 11/1/26 (e)	120,000	123,660
5% 11/1/27 (e)	120,000	123,493
5% 11/1/28 (e)	210,000	215,487
5% 11/1/29 (e)	150,000	153,865
5% 11/1/30 (e)	120,000	123,029
5% 11/1/31 (e)	270,000	276,578
5% 11/1/32 (e)	315,000	322,409
5% 11/1/33 (e)	290,000	296,640
5% 11/1/34 (e)	120,000	122,608
5% 11/1/36 (e)	170,000	173,440
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/33	250,000	265,511
5% 5/15/35	120,000	127,137
5% 5/15/43	95,000	99,056
5% 5/15/48	110,000	114,128
Series 2020 A, 5% 5/15/50	3,125,000	3,299,696
Series 2020:
5% 5/15/25	705,000	710,735
5% 5/15/26	890,000	915,967
5% 5/15/27	1,060,000	1,116,209
5% 5/15/28	145,000	155,548
Series 2023, 5.5% 5/15/48 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,110,880
Series 2024, 5.25% 5/15/54 (Assured Guaranty Muni. Corp. Insured)	2,530,000	2,773,910
Series 2015 B:
5% 5/15/30	250,000	251,958
5% 5/15/31	400,000	403,007
Series 2015 D, 5% 5/15/28	270,000	272,249
Lubbock Cooper Independent School District (The Permanent School Fund Guarantee Prog.) Series 2023, 5% 2/15/46	1,175,000	1,274,451
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 4% 4/15/46	1,350,000	1,350,184
Mansfield Tex Series 2020, 2.375% 2/15/37	1,450,000	1,217,651
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
(AEP Texas Central Co. Proj.) Series 2008 2, 4% 6/1/30	845,000	845,121
(Central Pwr. and Lt. Co. Proj.) Series 2001 A, 2.6% 11/1/29	1,205,000	1,144,018
Mc Kinney Tex Series 2019, 2.5% 8/15/36	2,130,000	1,843,820
Melissa Tex Independent School District Series 2024, 4% 2/1/54	1,750,000	1,731,267
Mesquite Tex Hsg. Fin. Corp. Mult Series 2024 A, 4.53% 2/1/44	963,212	976,663
Midland Independent School District Series 2024:
4% 2/15/54	8,625,000	8,564,756
5% 2/15/47	1,250,000	1,360,854
Mission Econ. Dev. Corp. Rev. (Natgasoline Proj.) Series 2018, 4.625% 10/1/31 (e)(g)	5,065,000	5,079,296
Montgomery County Toll Road Auth. Series 2018:
5% 9/15/32	105,000	105,969
5% 9/15/33	105,000	105,941
5% 9/15/34	110,000	110,942
5% 9/15/35	280,000	282,284
5% 9/15/36	415,000	418,231
5% 9/15/38	305,000	307,059
5% 9/15/43	905,000	909,925
5% 9/15/48	1,595,000	1,602,865
New Caney Independent School District Series 2023, 5% 2/15/48	1,000,000	1,090,687
New Hope Cultural Ed. Facilities:
(Cardinal Bay, Inc. - Village on the Park/Carriage Inn Proj.) Series 2016 A1, 5% 7/1/46	30,000	24,106
(Sanctuary LTC Proj.) Series 2021 A1, 5.5% 1/1/57	1,000,000	993,386
Series 2019 A1, 5% 12/1/39	455,000	460,330
New Hope Cultural Ed. Facilities Corp. Cap. Impt. Rev. (CHF - Collegiate Hsg. Denton, L.L.C. - Texas Woman's Univ. Hsg. Proj.) Series 2018 A1, 5% 7/1/58 (Assured Guaranty Municipal Corp. Insured)	800,000	815,661
New Hope Cultural Ed. Facilities Fin. (Texas A&M Univ. Cain Hall Redev. Proj.) Series 2016 A1, 5% 4/1/46	1,325,000	1,341,094
New Hope Cultural Ed. Facilities Fin. Corp.:
(CHF - Collegiate Hsg. Stephenville III, L.L.C. - Tarleton State Univ. Proj.) Series 2015 A:
5% 4/1/30 (Pre-Refunded to 4/1/25 @ 100)	70,000	70,395
5% 4/1/35 (Pre-Refunded to 4/1/25 @ 100)	335,000	336,888
5% 4/1/47 (Pre-Refunded to 4/1/25 @ 100)	1,455,000	1,463,201
(CHF Collegiate Hsg. College Station I, LLC Texas A&M Univ. Proj.) Series 2014 A, 5% 4/1/29	820,000	820,492
(Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	90,000	94,759
5% 8/15/28	85,000	89,469
5% 8/15/29	245,000	256,981
Series 2014, 5% 4/1/46	2,200,000	2,200,352
Series 2020 A, 5% 7/1/57	1,405,000	974,060
New Hope Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(MRC Sr. Living - The Langford Proj.) Series 2016 A:
5.375% 11/15/36	70,000	64,685
5.5% 11/15/46	140,000	121,485
5.5% 11/15/52	140,000	117,754
(Presbyterian Village North Proj.) Series 2018:
5% 10/1/31	140,000	140,238
5% 10/1/32	65,000	64,959
5% 10/1/33	220,000	219,693
5% 10/1/34	140,000	139,681
5% 10/1/35	295,000	294,062
5% 10/1/39	210,000	204,116
5.25% 10/1/49	1,365,000	1,297,016
Series 2018 A, 5.5% 7/1/54	1,160,000	885,184
Series 2021 B, 2% 11/15/61 (h)	1,357,630	500,401
New Hope Cultural Edl. Facilities Fin. Corp.:
Series 2020 A:
5% 8/15/40 (g)	300,000	300,242
5% 8/15/50 (g)	300,000	290,267
Series 2021:
4% 8/15/41 (g)	325,000	298,112
4% 8/15/56 (g)	350,000	293,127
Newark Higher Ed. Fin. Corp.:
(Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	90,000	91,739
5% 4/1/28	100,000	101,792
5% 4/1/29	115,000	117,015
Series 2021 A:
4% 8/15/31	255,000	252,563
4% 8/15/41	405,000	370,177
Series 2022, 4% 6/15/52	370,000	368,439
North Muni. Wtr. District Rws Rev. Series 2022, 4.375% 6/1/52 (Assured Guaranty Muni. Corp. Insured)	290,000	291,395
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/46	250,000	251,963
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	120,000	122,265
5% 1/1/33	145,000	150,243
5% 1/1/34	240,000	248,564
5% 1/1/34	365,000	423,814
5% 1/1/35	345,000	357,061
5% 1/1/37	1,740,000	1,797,923
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	70,000	71,185
5% 1/1/31	90,000	91,543
5% 1/1/33	85,000	88,140
Series 2015 A, 5% 1/1/32	490,000	490,608
Series 2016 A:
4% 1/1/39	1,205,000	1,207,946
5% 1/1/30	50,000	50,959
5% 1/1/36	150,000	152,666
5% 1/1/39	800,000	812,232
Series 2017 A, 5% 1/1/39	4,225,000	4,425,702
Series 2018:
0% 1/1/29 (Assured Guaranty, Inc. Insured)	845,000	739,499
4% 1/1/37	1,500,000	1,510,335
4% 1/1/38	3,205,000	3,223,908
5% 1/1/35	30,000	31,646
Series 2019 B, 5% 1/1/25	40,000	40,055
Series 2021 B:
3% 1/1/46	700,000	592,122
3% 1/1/51	1,585,000	1,270,536
4% 1/1/33	130,000	133,428
Series 2022 A:
4.125% 1/1/39	750,000	768,479
4.125% 1/1/40	1,500,000	1,529,299
5% 1/1/40	2,900,000	3,190,594
5.25% 1/1/38	1,300,000	1,466,433
Series 2024 A:
5% 1/1/41	4,655,000	5,211,430
5.25% 1/1/44	645,000	725,677
Series 2024 B, 5% 1/1/37	2,855,000	3,259,934
Northlake Tex Muni. Mgmt. District # Series 2022:
4.125% 3/1/48 (Assured Guaranty Muni. Corp. Insured)	1,340,000	1,257,905
4.25% 3/1/46 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,194,105
Northside Independent School District Series 2018:
3.35% 8/15/36	1,340,000	1,317,837
3.45% 8/15/37	750,000	736,592
Pampa Independent School District Series 2024, 4.125% 8/15/58	590,000	595,485
Pasadena Independent School District Bonds Series 2015 B, 3.23%, tender 2/15/44 (b)	3,375,000	3,376,451
Pearland Independent School District Series 2016:
5.25% 2/15/32	665,000	680,908
5.25% 2/15/32 (Pre-Refunded to 2/15/26 @ 100)	135,000	138,512
Peaster Tex Independent School District Series 2021, 3% 8/15/51	710,000	570,833
Pflugerville Gen. Oblig. Series 2023, 4% 8/1/49	815,000	804,935
Port Arthur Series 2021:
4% 2/15/39	60,000	60,820
4% 2/15/40	70,000	70,640
4% 2/15/41	70,000	70,379
Port Beaumont Indl. Dev. Auth. Facility Rev. (Jefferson Gulf Coast Energy Proj.) Series 2021 B, 4.1% 1/1/28 (g)	4,000,000	3,561,597
Port Beaumont Navigation District (Jefferson Gulf Coast Energy Proj.):
Series 2020 A:
3.625% 1/1/35 (e)(g)	2,170,000	2,022,411
4% 1/1/50 (e)(g)	1,080,000	938,367
Series 2021 A:
2.75% 1/1/36 (e)(g)	100,000	85,493
3% 1/1/50 (e)(g)	1,335,000	968,689
Series 2024 A:
5% 1/1/39 (e)(g)	750,000	779,431
5.125% 1/1/44 (e)(g)	275,000	285,293
Series 2024 B, 10% 7/1/26 (g)	490,000	500,768
Princeton Tex Spl. Assmt Rev. (Eastridge Pub. Impt. District Impt. Area NO. 3 Proj.) Series 2024, 5% 9/1/44 (g)	600,000	601,867
Red River Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2017, 5.5% 10/1/46	655,000	662,636
Rockwall Independent School District Series 2023, 4% 2/15/53	590,000	582,782
Sabine-Neches Tex Nav District Series 2022, 5.25% 2/15/52	5,000,000	5,364,098
San Antonio Edl. Facilities Corp. Rev. Series 2021 A, 4% 4/1/51	250,000	211,736
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2020, 1.75%, tender 12/1/25 (b)	690,000	675,054
Series 2017:
5% 2/1/32	70,000	73,411
5% 2/1/34	85,000	88,992
Series 2023 A, 5.5% 2/1/50	2,500,000	2,818,435
Series 2024 A, 5% 2/1/35	2,250,000	2,606,218
Series 2024 D, 5.25% 2/1/54	1,710,000	1,903,631
San Antonio Hsg. Trust Publ Series 2024-2024A Class PT, 4.45% 4/1/43	505,000	512,504
San Antonio Independent School District:
Series 2019, 5% 8/15/25	5,400,000	5,479,080
Series 2022, 5% 8/15/52	1,285,000	1,386,736
San Antonio Tex Hsg. Trust Pub. Facilities Series 2024-2024A Class PT, 4.55% 3/1/43	920,000	933,514
San Antonio Wtr. Sys. Rev.:
Series 2020 A, 5% 5/15/50	1,505,000	1,592,168
Series 2022 B, 5.25% 5/15/52	7,250,000	7,912,536
Seagoville Tex Spl. Assmt Rev. (Santorini Pub. Impt. District improvement Area #1 Proj.) Series 2024, 6.25% 9/15/54 (g)	1,000,000	1,016,380
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	55,000	58,036
5% 10/1/30	85,000	89,385
5% 10/1/31	80,000	84,006
5% 10/1/32	40,000	41,953
5% 10/1/39	150,000	156,157
5% 10/1/40	120,000	124,857
Spring Branch Independent School District Series 2022, 5% 2/1/42	2,250,000	2,473,309
Spring Tex Independent School District Series 2023, 5% 8/15/47	485,000	530,991
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Scott & White Health Proj.) Series 2022 D, 5% 11/15/51	1,625,000	1,740,248
Series 2020, 5% 12/1/24	35,000	35,003
Series 2022:
4% 10/1/41	480,000	480,107
4% 10/1/42	80,000	79,885
4% 10/1/47	1,085,000	1,070,468
4% 10/1/52	190,000	187,476
5% 10/1/36	35,000	38,920
5% 10/1/40	130,000	142,187
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015:
5% 11/15/30	245,000	246,036
5% 11/15/35	290,000	290,506
(Buckner Retirement Svcs., Inc. Proj.):
Series 2016 A:
5% 11/15/28	170,000	172,620
5% 11/15/37	675,000	680,737
Series 2016 B, 5% 11/15/46	810,000	810,193
(Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	1,665,000	1,674,042
(Buckner Sr. Living - Ventana Proj.) Series 2017 A, 6.625% 11/15/37	260,000	271,727
(Northwest Sr. Hsg. Corp. Edgemere Proj.):
Series 2015 A, 5% (f)(j)	1,881,800	188
Series 2017, 5.25% 11/15/47 (f)(j)	228,532	23
Series 2020, 5.75% 12/1/54 (f)	3,043,304	1,917,282
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Trinity Terrace Proj.) Series 2024, 5% 10/1/49	380,000	403,187
Bonds Series 2022 A, 5%, tender 7/1/32 (b)	1,100,000	1,229,591
Series 2016 A:
4% 2/15/35	605,000	607,352
5% 2/15/41	1,235,000	1,259,878
Series 2018 B, 5% 7/1/43	80,000	83,778
Series 2022 A, 4% 7/1/53	2,455,000	2,450,148
Tarrant County Tex Hosp. District Series 2023, 4.25% 8/15/53	1,160,000	1,170,874
Temple Reinvestment Zone # One Tax Increment Rev. Series 2021 A:
4% 8/1/33	40,000	41,606
4% 8/1/34	50,000	51,797
4% 8/1/37	40,000	41,099
4% 8/1/38	35,000	35,796
4% 8/1/41	40,000	40,264
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Series 2023 A, 5.5% 9/1/53	3,800,000	4,009,696
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	2,915,000	3,212,028
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	615,000	620,658
Series 2022 A, 5.5% 9/1/52	1,225,000	1,304,926
Series 2022 B, 6% 3/1/53	2,100,000	2,293,918
Series A, 3.5% 3/1/51	650,000	645,982
Texas Gen. Oblig.:
Series 2013 B, 4% 8/1/26 (e)	2,000,000	2,000,720
Series 2015:
4% 8/1/32 (e)	450,000	450,064
5% 8/1/27 (e)	2,000,000	2,028,840
Series 2016:
5.5% 8/1/29 (e)	2,985,000	3,102,822
5.5% 8/1/32 (e)	1,130,000	1,168,086
Series 2022 B, 5% 8/1/39	855,000	862,086
Series 2023 A, 4.125% 8/1/46 (e)	5,000,000	4,949,845
Texas Muni. Gas Acquisitio Bonds Series 2024, 5%, tender 1/1/34 (b)	11,900,000	12,917,324
Texas Muni. Gas Acquisition & Supply Corp. Bonds:
Series 2023 A, 5.5%, tender 1/1/30 (b)	1,500,000	1,623,162
Series 2023 B, 5.5%, tender 1/1/34 (b)	7,670,000	8,633,867
Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. Series 2008 D, 6.25% 12/15/26	5,150,000	5,281,717
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/25	595,000	602,154
5% 12/15/26	1,155,000	1,185,647
5% 12/15/27	500,000	519,912
5% 12/15/28	250,000	262,384
5% 12/15/31	815,000	876,629
5% 12/15/32	1,780,000	1,925,304
Texas Muni. Gas Acquisition and Supply Corp. II Gas Supply Rev. Series 2012 C, 4.117% 9/15/27 (b)	5,650,000	5,649,654
Texas Muni. Pwr. Agcy. Rev. Series 2021, 3% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	945,390
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/35	270,000	273,532
4% 6/30/36	555,000	560,166
4% 12/31/36	115,000	115,982
4% 6/30/37	410,000	412,668
4% 12/31/37	225,000	226,133
4% 6/30/38	135,000	135,575
4% 12/31/38	125,000	125,366
4% 6/30/39	1,270,000	1,271,208
4% 12/31/39	110,000	110,105
4% 6/30/40	1,060,000	1,056,983
(LBJ Infrastucutre Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/35	880,000	890,253
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 4% 12/31/38	1,000,000	1,002,943
(NTE Mobility Partners LLC North Tarrant Express Proj.) Series 2023, 5.5% 12/31/58 (e)	5,405,000	5,883,958
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (e)	10,200,000	10,434,298
Series 2023:
5% 6/30/34 (e)	450,000	486,273
5% 12/31/34 (e)	530,000	572,485
5.125% 6/30/35 (e)	455,000	493,015
5.125% 12/31/35 (e)	380,000	411,146
5.5% 6/30/40 (e)	1,000,000	1,082,029
5.5% 6/30/41 (e)	1,000,000	1,078,641
5.5% 6/30/42 (e)	3,775,000	4,065,247
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
4% 2/1/38	1,205,000	1,229,857
5% 2/1/25	75,000	75,211
Texas Pub. Fin. Auth. Rev. Series 2016, 5% 5/1/28	210,000	215,232
Texas St Pub. Fin. Auth. Rev. 8827 Series 2023:
5.25% 5/1/36	500,000	556,395
5.25% 5/1/37	230,000	255,056
Texas St Technical College Sys.:
Series 2022 A:
5.75% 8/1/47 (Assured Guaranty Muni. Corp. Insured)	580,000	658,779
6% 8/1/54 (Assured Guaranty Muni. Corp. Insured)	555,000	632,724
Series 2022, 5.5% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	1,655,000	1,877,295
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
4% 3/15/34	125,000	128,299
4% 3/15/35	110,000	112,709
Texas Trans. Commission:
Series 2019 A:
0% 8/1/37	95,000	54,977
0% 8/1/38	70,000	38,398
0% 8/1/39	80,000	41,493
0% 8/1/40	80,000	39,200
0% 8/1/41	250,000	115,839
0% 8/1/43	175,000	72,719
5% 8/1/57	4,100,000	4,201,851
Series 2021 A, 0% 8/1/42	215,000	94,264
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Bonds Series 2024 B, 5%, tender 8/15/30 (b)	1,000,000	1,078,123
Series 2020 A, 5% 8/15/39	3,855,000	4,156,579
Series 2024 C:
5% 8/15/31	3,625,000	4,051,096
5% 8/15/42	3,100,000	3,410,690
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	7,715,000	7,366,424
Texas Trans. Commission State Hwy. Fund Rev. Series 2015, 5% 10/1/25	1,000,000	1,016,959
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 4% 4/15/48	1,005,000	998,598
Series 2020, 5% 8/1/30	705,000	786,744
Series 2022, 5% 10/15/47	1,500,000	1,635,362
Series 2023 A:
4.75% 10/15/43	3,815,000	4,106,408
5% 10/15/58	1,000,000	1,084,899
5.25% 10/15/51	1,500,000	1,673,083
Tomball Independent School District Series 2023, 5% 2/15/48	250,000	271,487
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/36	365,000	371,802
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	255,000	265,855
Univ. of Texas Board of Regents Sys. Rev.:
Series 2019 B, 5% 8/15/49	1,355,000	1,603,136
Series 2020 C, 5% 8/15/31	2,120,000	2,407,365
Series 2024 B, 4% 8/15/54	4,075,000	4,080,789
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	300,000	309,731
Series 2022 A, 4% 7/1/42	1,300,000	1,313,041
Upper Brushy Creek Wtr. Cont. & I Series 2022, 3% 8/15/47	250,000	209,811
Via Metropolitan Tran Advanced Transn D Series 2024, 4% 8/1/54	2,000,000	1,929,175
Waco Gen. Oblig. Series 2020:
2.375% 2/1/38	1,000,000	819,673
2.375% 2/1/40	1,020,000	795,097
Weatherford Independent School District Series 2002, 0% 2/15/33	850,000	650,229
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2019, 4% 12/15/49	905,000	879,208
White Settlement Independent School District Series 2022, 4% 8/15/52	540,000	538,485
Whitesboro Tex Independent School District Series 2024, 4% 2/15/54	2,000,000	1,978,241
Woodloch Health Facilities Dev. Corp. (Inspired Living at Lewisville Proj.):
Series 2016 A1, 6.75% 12/1/51 (f)(g)	450,115	12,153
Series 2016 B, 10% 12/1/51 (f)	205,000	2
TOTAL TEXAS		658,422,938
Utah - 0.9%
Black Desert Pub. Infrastructur Series 2024, 5.625% 12/1/53 (g)	3,350,000	3,454,800
Firefly Pub. Infrastructure Dis:
Series 2024 A1, 6.625% 3/1/54 (g)	500,000	519,928
Series 2024 A2, 5.625% 12/1/43 (g)	500,000	520,632
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 2022 A:
5% 7/1/33	1,300,000	1,467,933
5% 7/1/45	2,000,000	2,162,673
Series 2023 A:
5% 7/1/42	800,000	883,086
5.25% 7/1/43	1,500,000	1,681,407
5.25% 7/1/44	1,750,000	1,956,470
5.25% 7/1/45	2,750,000	3,056,270
Mida Golf & Equestrian Ctr. Pub. Infrastructure District Series 2021, 4.5% 6/1/51 (g)	500,000	408,450
Mida Mountain Veterans Prog. Series 2024, 5.2% 6/1/54 (g)	500,000	508,434
Mida Mountain Village Pub. Infrastructure Series 2020 A, 5% 8/1/50 (g)	250,000	249,366
Military Installation Dev. Auth. Utah Tax Allocation Rev.:
Series 2021 A1, 4% 6/1/52	1,075,000	940,238
Series 2021 A2, 4% 6/1/52	1,805,000	1,551,700
Ogden City Utah School District Series 2020, 1.75% 6/15/35	500,000	395,471
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (e)	245,000	246,844
5% 7/1/27 (e)	515,000	535,270
5% 7/1/29 (e)	450,000	466,093
5% 7/1/30 (e)	335,000	346,352
5% 7/1/31 (e)	640,000	661,041
5% 7/1/33 (e)	485,000	499,930
5% 7/1/35 (e)	485,000	498,859
5% 7/1/36 (e)	1,810,000	1,859,485
5% 7/1/37 (e)	2,500,000	2,565,128
5% 7/1/42 (e)	2,980,000	3,033,425
5% 7/1/47 (e)	4,860,000	4,929,839
Series 2017 B:
5% 7/1/34	90,000	93,604
5% 7/1/35	85,000	88,298
5% 7/1/36	85,000	88,192
5% 7/1/37	55,000	56,993
5% 7/1/47	380,000	389,749
Series 2018 A:
5% 7/1/33 (e)	1,170,000	1,219,883
5% 7/1/43 (e)	1,300,000	1,335,046
5.25% 7/1/48 (e)	1,250,000	1,288,700
Series 2021 A:
4% 7/1/41 (e)	1,250,000	1,249,184
5% 7/1/32 (e)	1,250,000	1,350,264
5% 7/1/34 (e)	1,000,000	1,075,552
5% 7/1/51 (e)	8,605,000	8,931,427
Series 2021 B:
5% 7/1/46	470,000	502,675
5% 7/1/51	1,880,000	1,988,808
Series 2023 A:
5.25% 7/1/38 (e)	1,490,000	1,660,844
5.25% 7/1/39 (e)	1,375,000	1,520,760
5.25% 7/1/41 (e)	2,000,000	2,192,906
5.25% 7/1/43 (e)	2,500,000	2,724,916
5.25% 7/1/48 (e)	500,000	539,852
5.25% 7/1/53 (e)	3,500,000	3,752,406
5.5% 7/1/53 (e)	4,850,000	5,330,141
Skyridge Pegasus Infrastructur Series 2024, 5.25% 12/1/44 (g)	1,316,795	1,328,755
State Board of Regents of the State of Utah Series 1998 A, 5.5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,550,000	2,719,454
UIPA Crossroad Pub. Infrastructure District Series 2021:
4.125% 6/1/41 (g)	1,000,000	981,342
4.375% 6/1/52 (g)	1,520,000	1,490,580
Univ. of Utah Gen. Revs. Series 2023 B, 5.25% 8/1/53	1,000,000	1,110,177
Utah Charter School Fin. Auth.:
(Syracuse Arts Academy Proj.) Series 2017:
5% 4/15/42	1,165,000	1,177,759
5% 4/15/47	905,000	912,568
(Utah Charter Academies Proj.) Series 2018:
5% 10/15/43	275,000	279,922
5% 10/15/48	290,000	293,741
Series 2017, 5% 4/15/37	210,000	213,172
Series 2019 A, 5% 4/15/49	390,000	399,161
Series 2020 A, 4% 10/15/54	300,000	269,703
Series 2020:
4% 4/15/45	625,000	601,528
4% 4/15/50	250,000	236,264
Utah County Hosp. Rev.:
Series 2016 B, 5% 5/15/46	2,500,000	2,539,349
Series 2020 A, 5% 5/15/50	705,000	744,351
Utah Gen. Oblig. Series 2010 B, 3.539% 7/1/25	113,170	112,485
Utah Hsg. Corp.:
Series 2019 G, 4.5% 7/21/49	134,495	133,121
Series 2019 H, 4.5% 8/21/49	84,231	83,478
Series 2019 I, 4% 9/21/49	129,734	123,894
Series 2020 B, 3.5% 2/21/50	194,781	182,107
Series 2021 E, 2% 4/21/51	355,408	294,785
Series 2021 I, 2.5% 8/21/51	675,197	561,534
Series 2021 J, 2.5% 9/21/51	2,572,203	2,074,615
Series 2022 G, 5% 7/21/52	669,383	668,996
Series 2022 H, 5% 8/21/52	1,117,882	1,118,459
Utah Hsg. Corp. Multi-family Hsg. Rev. Series 2024 A, 4.69% 2/1/45 (d)	1,500,000	1,524,578
Utah Infrastructure Agcy.:
Series 2017 A:
5% 10/15/34	300,000	308,768
5% 10/15/40	350,000	357,038
Series 2018 A, 5.375% 10/15/40	350,000	361,312
Series 2019:
4% 10/15/30	490,000	494,673
4% 10/15/34	240,000	239,573
4% 10/15/39	420,000	407,066
4% 10/15/42	250,000	235,659
5% 10/15/25	270,000	272,670
Series 2021, 3% 10/15/45	490,000	372,222
Series 2022, 5% 10/15/46	460,000	472,409
Series 2023, 6% 10/15/47	550,000	614,217
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019, 2.25% 6/15/34	545,000	468,808
Wood Ranch Pub. Infrastructured Series 2024, 5.625% 12/1/53 (g)	1,300,000	1,345,025
TOTAL UTAH		100,904,642
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Series 2019 A, 5% 10/1/49	600,000	628,002
Vermont Econ. Dev. Auth. Soli Bonds Series 2013, 4.625%, tender 4/3/28 (b)(e)(g)	220,000	225,844
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	695,000	667,939
5% 10/15/46	845,000	784,206
(Middlebury College Proj.) Series 2020, 5% 11/1/49	1,500,000	1,580,507
(Saint Michael's College Proj.) Series 2023, 5.25% 10/1/52 (g)	275,000	244,357
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	816,000	795,097
Series 2023 A, 6% 11/1/53	693,000	757,211
Series A, 3.75% 11/1/50	59,000	59,000
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2018 A:
3.625% 6/15/29 (e)	35,000	34,739
3.75% 6/15/30 (e)	35,000	34,753
4% 6/15/33 (e)	40,000	39,642
4% 6/15/34 (e)	40,000	39,642
Series 2018 B, 4.375% 6/15/46 (e)	160,000	151,639
Series 2019 A:
3% 6/15/35 (e)	930,000	885,825
5% 6/15/27 (e)	705,000	725,653
5% 6/15/29 (e)	1,200,000	1,242,886
Series 2019 B, 4% 6/15/47 (e)	265,000	236,478
Series 2019, 3.375% 6/15/36 (e)	795,000	757,609
Series 2020 A, 5% 6/15/28 (e)	705,000	731,315
Series 2021 A:
2.375% 6/15/39 (e)	150,000	138,545
5% 6/15/29 (e)	105,000	109,813
5% 6/15/31 (e)	120,000	126,476
Series 2022 A, 4.375% 6/15/40 (e)	275,000	266,420
Series 2024 A:
4% 6/15/35 (e)	430,000	420,417
5.25% 6/15/34 (e)	700,000	759,244
TOTAL VERMONT		12,443,259
Virgin Islands - 0.2%
Matching Fund Spl. Purp. Securitization Corp. Series 2022 A:
5% 10/1/25	75,000	75,756
5% 10/1/26	365,000	373,595
5% 10/1/30	3,250,000	3,448,348
5% 10/1/32	4,385,000	4,601,655
5% 10/1/39	13,505,000	14,053,527
Virgin Islands Pub. Fin. Auth.:
Series 2012 A, 5% 10/1/32	500,000	493,364
Series 2014 C:
5% 10/1/30 (g)	600,000	600,013
5% 10/1/39 (g)	300,000	295,562
5% 10/1/39	1,500,000	1,501,005
Series 2015, 5% 9/1/30 (g)	300,000	301,802
TOTAL VIRGIN ISLANDS		25,744,627
Virginia - 1.6%
Alexandria Gen. Oblig. Series 2021 A:
1.875% 12/15/37	4,085,000	3,129,480
2% 12/15/38	4,160,000	3,211,799
2% 12/15/39	605,000	457,553
2% 12/15/40	1,000,000	743,731
Arlington County IDA Hosp. Facilities:
Bonds Series 2023 A, 5%, tender 7/1/31 (b)	4,900,000	5,301,854
Series 2020:
3.75% 7/1/50	2,500,000	2,376,872
4% 7/1/38	205,000	207,585
4% 7/1/45	1,250,000	1,250,687
5% 7/1/27	240,000	252,407
5% 7/1/36	480,000	518,948
Arlington County Indl. Rev. (County Projs.) Series 2017, 5% 2/15/43	400,000	414,162
Charles City County Solid Wt Rev. Bonds Series 2002, 1.45%, tender 4/1/27 (b)(e)	85,000	80,249
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2016:
5% 7/1/41 (Assured Guaranty Muni. Corp. Insured)	1,265,000	1,290,472
5% 7/1/46	4,380,000	4,425,838
5% 7/1/51	2,985,000	3,011,919
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	65,000	72,334
5% 8/1/35	75,000	83,198
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 B, 4.875% 7/15/40	1,055,000	1,092,437
Fairfax County Gen. Oblig. Series 2022 A, 2% 10/1/41	7,000,000	5,159,112
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2016 A, 5% 5/15/31	590,000	606,535
Fairfax County Redev. & Hsg. Auth. Rev. Series 2019, 5% 10/1/35	830,000	889,473
Farmville Indl. Edl. Facilities Rev. (Longwood Univ. Student Hsg. Projs.):
Series 2018 A:
5% 1/1/48	300,000	299,704
5% 1/1/55	900,000	882,087
Series 2020 A, 5% 1/1/59	350,000	340,482
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/26	110,000	110,044
5% 6/15/30	150,000	150,065
Greater Richmond Convention Ctr. Auth. Hotel Tax Rev. Series 2015, 5% 6/15/31 (Pre-Refunded to 6/15/25 @ 100)	1,370,000	1,384,102
Hampton Roads Trans. Accountability Commission Series 2018 A, 5.5% 7/1/57 (Pre-Refunded to 1/1/28 @ 100)	2,965,000	3,216,133
Henrico County Econ. Dev. Auth. Residential Care Facility Rev. Series 2022 A:
5% 10/1/47	575,000	607,624
5% 10/1/52	1,590,000	1,667,786
Isle Wight County Econ. Dev. Series 2023:
4.75% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,581,929
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	750,000	815,142
James City County Econ. Dev. Auth. Residential Care Facility Rev. Series 2024 C1, 5.75% 12/1/28	640,000	640,891
Loudoun County Gen. Oblig. Series 2024 A, 5% 12/1/29	1,125,000	1,252,171
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	885,000	856,229
Lynchburg Econ. Dev. Series 2021:
3% 1/1/51	1,310,000	1,020,696
4% 1/1/55	1,065,000	1,006,746
Lynchburg Econ. Dev. Auth. (Randolph College Projs.) Series 2018, 5% 9/1/48	250,000	252,244
Newport News Wtr. Rev. Series 2021, 2% 7/15/40	3,075,000	2,248,791
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev.:
Bonds Series 2018 A, 5%, tender 11/1/28 (b)	745,000	797,999
Series 2018 B, 4% 11/1/48	2,655,000	2,599,941
Norfolk Redev. & Hsg. Auth. Rev.:
(Fort Norfolk Retirement Cmnty., Inc. Harbors Edge Proj.) Series 2014:
5% 1/1/35	565,000	565,088
5% 1/1/46	725,000	691,888
5.375% 1/1/35	880,000	880,433
5.375% 1/1/46	600,000	599,972
Series 2019 A, 5% 1/1/49	455,000	426,891
Peninsula Ccda Spl. Oblig. Series 2018, 4.5% 9/1/45 (g)	205,000	191,845
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
4% 9/1/48	300,000	256,184
5% 9/1/27	30,000	30,895
Roanoke Econ. Dev. Authority. Series 2020 A, 3% 7/1/45	1,000,000	869,545
Rockingham County Econ. De Series 2021 A, 3% 11/1/46	2,755,000	2,335,980
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	20,000	19,385
4% 4/1/39	15,000	14,384
4% 4/1/40	20,000	19,001
4% 4/1/45	50,000	45,644
5% 4/1/26	20,000	20,296
5% 4/1/27	20,000	20,631
5% 4/1/28	30,000	31,312
5% 4/1/29	35,000	36,861
5% 4/1/49	65,000	65,900
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	100,000	98,554
Series 2016:
4% 6/15/37	110,000	109,116
5% 6/15/27	185,000	189,763
5% 6/15/28	55,000	56,349
5% 6/15/30	80,000	81,899
5% 6/15/33	70,000	71,464
5% 6/15/34	100,000	101,996
5% 6/15/35	270,000	275,211
5% 6/15/36	665,000	677,389
Tobacco Settlement Fing. Corp.:
Series 2007 A1, 6.706% 6/1/46	1,080,000	923,833
Series 2007 B1, 5% 6/1/47	1,000,000	953,167
Series 2007 C1, 0% 6/1/47	6,265,000	1,780,949
Toll Road Investors Partnership II, LP:
0% 2/15/25 (g)	1,704,000	1,683,232
0% 2/15/26 (g)	1,295,000	1,197,049
0% 2/15/27 (g)	181,000	156,868
0% 2/15/28 (g)	528,000	422,421
0% 2/15/33 (g)	790,000	421,512
0% 2/15/43 (f)(g)	5,000,625	1,470,184
Virginia Beach Dev. Auth. Resources Series 2023 A:
5.75% 9/1/33	2,580,000	2,917,160
6.5% 9/1/43	3,145,000	3,580,828
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	4,345,000	4,564,638
4% 2/1/35	6,250,000	6,509,859
(21st Century College and Equip. Programs) Series 2015 D, 3% 2/1/26	1,000,000	998,632
(Marymount Univ. Proj.):
Series 2015 A:
5% 7/1/25 (g)	215,000	213,396
5% 7/1/30 (g)	665,000	631,706
5% 7/1/35 (g)	200,000	181,280
5% 7/1/45 (g)	440,000	359,633
Series 2015 B:
5% 7/1/45 (g)	1,360,000	1,111,594
5.25% 7/1/30 (g)	380,000	365,415
5.25% 7/1/35 (g)	405,000	374,854
(Regent Univ. Proj.) Series 2021, 5% 6/1/29	25,000	26,258
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. Pub. Higher Ed. Fing. Prog. Series 2023 A, 4% 9/1/42	6,375,000	6,483,355
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	130,000	137,886
5% 5/15/33	110,000	116,548
Series 2019, 3% 5/15/37	4,000,000	3,826,058
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 4% 7/1/40	2,805,000	2,825,895
Virginia Hsg. Dev. Auth. Series 2022 G, 5.15% 11/1/52	1,350,000	1,403,500
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Series 2023 E2, 4.6% 10/1/54	4,445,000	4,521,756
Virginia Port Auth. Port Facilities Rev. Series 2016 B:
5% 7/1/41 (e)	1,530,000	1,540,440
5% 7/1/45 (e)	2,345,000	2,358,674
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	1,625,000	1,670,962
Virginia Pub. School Auth. School Fing. Series 2017 B, 2.25% 8/1/29	1,205,000	1,139,158
Virginia Small Bus. Fing. A:
Series 2017 C, 5% 6/1/52	685,000	686,231
Series 2024 A, 5.5% 12/1/54	300,000	318,708
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 7/1/39 (e)	600,000	593,335
4% 1/1/40 (e)	440,000	430,492
4% 1/1/41 (e)	215,000	208,657
4% 1/1/48 (e)	9,985,000	9,277,166
5% 7/1/32 (e)	2,300,000	2,462,489
5% 7/1/33 (e)	820,000	875,421
5% 7/1/34 (e)	270,000	287,919
5% 1/1/36 (e)	335,000	356,680
5% 7/1/37 (e)	365,000	388,497
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022:
3% 1/1/41 (e)	1,000,000	829,108
4% 7/1/32 (e)	785,000	793,673
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (e)	2,635,000	2,649,490
4% 7/1/35 (e)	1,740,000	1,747,752
4% 1/1/37 (e)	4,355,000	4,354,596
4% 1/1/38 (e)	2,935,000	2,921,453
4% 1/1/39 (e)	1,180,000	1,161,021
4% 1/1/40 (e)	3,500,000	3,420,544
(I-495 Hot Lanes Proj.) Series 2022:
5% 12/31/42 (e)	1,000,000	1,058,005
5% 12/31/47 (e)	3,485,000	3,661,265
5% 12/31/52 (e)	2,490,000	2,604,743
(I-495 Hot Lanes Projs.) Series 2022, 5% 12/31/57 (e)	4,015,000	4,182,766
(Transform 66 P3 Proj.) Series 2017:
5% 12/31/49 (e)	1,845,000	1,864,466
5% 12/31/52 (e)	3,640,000	3,673,117
5% 12/31/56 (e)	3,775,000	3,803,873
Series 2014, 5.25% 10/1/29	130,000	130,105
Series 2020 A:
4% 1/1/45	400,000	382,366
4% 1/1/51	250,000	230,893
5% 1/1/33	400,000	424,896
5% 1/1/35	655,000	694,298
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020 A, 4% 12/1/49	2,460,000	2,415,510
Virginia St Hsg. Dev. Auth. Ho Series 2024 D, 4.7% 7/1/55	1,300,000	1,323,866
Williamsburg Econ. Dev. (Provident Group-Williamsburg Properties LLC - William & Mary Proj.):
Series 2023 A:
4.125% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	3,100,000	3,103,274
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	205,000	224,570
Series 2023 B, 4.375% 7/1/63	1,025,000	1,031,909
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/34	185,000	187,486
5% 1/1/35	185,000	187,342
5% 1/1/44	260,000	262,072
TOTAL VIRGINIA		187,170,081
Washington - 1.4%
Adams County Pub. Hosp. District No. 2 Series 2014, 5.125% 12/1/44	375,000	374,998
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1, 5% 11/1/46	2,000,000	2,379,390
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	76,236
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series 2022 B, 5% 9/1/47	2,000,000	2,155,722
Energy Northwest Elec. Rev.:
Series 2020 A:
5% 7/1/35	750,000	828,513
5% 7/1/37	700,000	769,114
Series 2021 A, 4% 7/1/42	2,360,000	2,395,987
Series 2022 A, 5% 7/1/36	2,875,000	3,261,150
Everett Hsg. Auth. Rev. (Huntington Park Apts. Proj.) Series 2022, 4% 7/1/37	2,700,000	2,697,242
Grant County Wash Pub. Hosp. Distn Series 2023, 5.125% 12/1/48	250,000	259,977
Grays Hbr. County Gen. Oblig. Series 2018:
5% 12/15/33	400,000	409,338
5% 12/15/38	510,000	517,232
5% 12/15/48	985,000	981,628
Jefferson County Wash Pub. Hosp. D Series 2023 A, 6.875% 12/1/53	1,500,000	1,592,326
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	400,000	404,472
4% 6/1/28	255,000	260,263
4% 12/1/29	45,000	45,982
Kitsap County School District #100C Series 2024, 5% 12/1/39	1,125,000	1,279,767
Pend Oreille Pub. Util. District Series 2018, 5% 1/1/48	300,000	307,044
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (e)	425,000	433,996
5% 10/1/30 (e)	245,000	249,608
Series 2016, 5% 2/1/28	110,000	112,357
Series 2017 C, 5% 5/1/42 (e)	2,050,000	2,079,626
Series 2018 A, 5% 5/1/30 (e)	920,000	949,257
Series 2019 A, 4% 4/1/44 (e)	1,040,000	1,009,728
Series 2019:
5% 4/1/35 (e)	5,300,000	5,559,732
5% 4/1/38 (e)	2,135,000	2,226,182
5% 4/1/44 (e)	4,525,000	4,680,951
Series 2021 C:
5% 8/1/25 (e)	1,120,000	1,130,391
5% 8/1/26 (e)	1,535,000	1,575,435
5% 8/1/27 (e)	950,000	990,121
5% 8/1/38 (e)	1,300,000	1,384,457
Series 2022 B:
4% 8/1/47 (e)	320,000	306,921
5% 8/1/40 (e)	2,000,000	2,142,405
5% 8/1/41 (e)	1,000,000	1,067,080
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,760,000	1,679,998
Seattle Wtr. Sys. Rev. Series 2021, 5% 8/1/26	740,000	768,170
Skagit County Wash Pub. Hosp. District Series 2024, 5.5% 12/1/41	500,000	546,835
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	75,000	77,086
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	55,000	57,052
5% 1/1/38	55,000	56,996
Tacoma Gen. Oblig. Series 2021 A, 3% 12/1/35	1,025,000	976,327
Vancouver Hsg. Auth. Series 2024 B, 4.5% 10/1/42	220,000	223,682
Washington Convention Ctr. Pub. Facilities:
Series 2018:
4% 7/1/58	485,000	452,659
5% 7/1/58	250,000	255,984
Series 2021 B:
3% 7/1/43	500,000	417,909
3% 7/1/43	395,000	324,369
3% 7/1/58	400,000	279,934
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	5,615,000	4,274,205
Series 2021:
3% 7/1/58	250,000	190,303
4% 7/1/31	8,980,000	9,207,748
Washington Gen. Oblig.:
Series 2017 D:
5% 2/1/33	545,000	566,967
5% 2/1/35	30,000	31,145
Series 2020 C, 5% 2/1/29	1,035,000	1,129,046
Series 2021 C:
5% 2/1/41	750,000	819,528
5% 2/1/44	4,435,000	4,796,293
Series 2021 F, 5% 6/1/36	2,675,000	2,985,148
Series 2022 A:
5% 8/1/35	7,700,000	8,635,217
5% 8/1/42	5,000,000	5,479,342
Series 2022 C:
5% 7/1/25	2,500,000	2,529,750
5% 2/1/47	6,475,000	7,007,742
Series 2022 D:
4% 7/1/36	2,050,000	2,145,939
4% 7/1/37	1,425,000	1,481,776
Series 2022 RB, 5% 2/1/29	780,000	850,875
Series 2023 A:
5% 8/1/25	1,500,000	1,520,632
5% 8/1/35	1,500,000	1,706,568
Series 2024 A:
5% 8/1/38	1,140,000	1,300,332
5% 8/1/41	1,150,000	1,293,901
Series 2024 D, 5% 6/1/25	1,920,000	1,939,383
Series R 2020 A, 5% 1/1/25	1,250,000	1,251,866
Series R-2017 A:
5% 8/1/27	55,000	56,917
5% 8/1/28	55,000	56,862
5% 8/1/30	300,000	309,317
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	100,000	100,468
5% 7/1/27	185,000	190,884
5% 7/1/28	230,000	238,074
5% 7/1/29	115,000	118,807
5% 7/1/30	105,000	108,399
5% 7/1/31	180,000	185,613
5% 7/1/32	245,000	252,305
5% 7/1/33	345,000	354,903
5% 7/1/34	230,000	236,339
5% 7/1/35	130,000	133,394
5% 7/1/36	125,000	128,082
5% 7/1/42	1,715,000	1,739,787
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/25	625,000	625,354
Series 2018 B:
5% 10/1/30	65,000	68,376
5% 10/1/31	85,000	89,256
5% 10/1/32	60,000	62,951
5% 10/1/33	140,000	146,506
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	15,000	15,103
5% 8/15/26	15,000	15,250
5% 8/15/27	105,000	109,220
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	125,000	129,620
5% 8/15/30	55,000	56,952
Bonds:
Series 2019 B2, 5%, tender 8/1/25 (b)	965,000	967,387
Series 2019 B3, 5%, tender 8/1/26 (b)	6,400,000	6,523,949
Series 2017 A, 4% 7/1/42	370,000	348,324
Series 2017 B, 4% 8/15/41	405,000	396,631
Series 2017:
4% 8/15/42	3,260,000	3,106,422
5% 8/15/36	30,000	30,772
5% 8/15/37	365,000	373,890
Series 2019 A 1, 4% 8/1/44	180,000	173,575
Series 2019 A1:
5% 8/1/34	105,000	112,132
5% 8/1/37	55,000	58,339
Series 2019 A2:
5% 8/1/35	160,000	170,296
5% 8/1/39	65,000	68,712
5% 8/1/44	1,325,000	1,380,042
Series 2020:
5% 9/1/38	130,000	140,686
5% 9/1/45	1,240,000	1,313,304
5% 9/1/50	690,000	727,245
5% 9/1/55	3,705,000	3,894,967
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	2,180,000	1,747,739
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	30,000	30,288
5% 10/1/26	130,000	132,861
5% 10/1/27	260,000	265,926
5% 10/1/28	270,000	275,899
5% 10/1/34	185,000	187,621
5% 10/1/35	330,000	334,372
5% 10/1/36	415,000	420,074
5% 10/1/40	500,000	503,944
Series 2023, 4% 4/1/41	630,000	633,264
Washington Hsg. Fin. Commission:
sequential payer Series 2023-1 Class A, 3.375% 4/20/37	3,469,479	3,174,804
Series 2021 1, 3.5% 12/20/35	4,653,227	4,366,704
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Eliseo Proj.) Series 2021 A:
4% 1/1/41 (g)	350,000	297,968
4% 1/1/57 (g)	300,000	223,709
(Emerald Heights Proj.) Series 2023 A, 5% 7/1/48	230,000	239,799
(Emerald Hights Proj.) Series 2023 A, 5% 7/1/43	260,000	274,343
(Judson Park Proj.) Series 2018, 5% 7/1/48 (g)	295,000	274,378
(Presbyterian Retirement Cmntys. Northwest Projs.) Series 2016 A:
5% 1/1/46 (g)	455,000	433,667
5% 1/1/51 (g)	1,735,000	1,612,335
(The Hearthstone Proj.) Series 2018 A:
5% 7/1/48 (g)	405,000	311,953
5% 7/1/53 (g)	100,000	74,793
(Transforming Age Projs.) Series 2019 A, 5% 1/1/55 (g)	2,350,000	2,157,391
Eliseo Proj. Series 2021 A, 4% 1/1/51 (g)	300,000	232,051
Series 2015 A, 7% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (g)	1,205,000	1,227,361
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Radford Court and Nordheim Court) Series 2024:
5.5% 7/1/49	1,710,000	1,863,766
5.5% 7/1/59	3,660,000	3,957,298
(Seattle Academy of Arts and Sciences Proj.) Series 2023, 6.25% 7/1/59 (g)	2,920,000	3,226,117
Washington St Hsg. Fin. Commn Ho sequential payer Series 2024-1 Class A, 4.2207% 3/20/50 (b)	1,998,353	1,956,333
Washington State Hsg. Fin. Commission Series 2024-09FN Class PT, 4.55% 8/1/43	240,000	242,386
Whidbey Island Pub. Hosp. District Series 2013, 5.375% 12/1/39	400,000	351,714
TOTAL WASHINGTON		170,501,605
West Virginia - 0.3%
City of Huntington (Downtown Proj. No. 3) Series 2024 A:
5% 6/1/39	400,000	403,480
5.125% 6/1/39	475,000	480,924
5.5% 6/1/49	450,000	461,040
5.625% 5/1/50	475,000	483,870
Glenville St College W Brdg Series 2017, 5.25% 6/1/47	250,000	232,073
Monongalia County W Commn Tax Series 2023 A:
5% 6/1/33 (g)	1,000,000	1,049,945
5.75% 6/1/43 (g)	1,300,000	1,406,750
6% 6/1/53 (g)	1,950,000	2,109,289
Monongalia County West Commission Spl. District Excise Tax Rev.:
Series 2017 A:
5.5% 6/1/37 (g)	445,000	454,584
5.75% 6/1/43 (g)	445,000	455,122
Series 2021 A, 4.125% 6/1/43 (g)	570,000	516,483
Series 2021 B, 4.875% 6/1/43 (g)	780,000	768,057
Series 2023 A, 7% 6/1/43 (g)	1,535,000	1,652,445
Ohio County Comm Tax Increment Rev. (The Highlands Proj.) Series 2024, 5.25% 6/1/44	90,000	94,635
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	635,000	632,224
(Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	710,000	679,607
Series 2011 A, 1%, tender 9/1/25 (b)(e)	910,000	884,730
(Arch Resources Proj.) Series 2020, 5%, tender 7/1/25 (b)(e)	420,000	420,424
(Kentucky Pwr. Compnay - Mitchell Proj.) Series 2014 A, 4.7%, tender 6/17/26 (b)(e)	1,350,000	1,365,809
(Wheeling Pwr. Co. - Mitchell Proj.) Series 2013 A, 3%, tender 6/18/27 (b)(e)	975,000	957,571
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018 A:
4% 1/1/37	300,000	296,883
4% 6/1/51	1,495,000	1,471,340
4.125% 1/1/47	450,000	430,163
5% 1/1/31	200,000	209,450
5% 1/1/32	160,000	167,262
5% 1/1/33	105,000	109,588
5% 1/1/43	700,000	718,043
5% 6/1/52	2,625,000	2,695,987
Series 2019 A:
5% 9/1/38	175,000	180,960
5% 9/1/39	50,000	51,565
Series 2023:
5.375% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	5,080,000	5,559,383
5.5% 9/1/48 (Assured Guaranty Muni. Corp. Insured)	5,810,000	6,457,138
6% 9/1/48	1,000,000	1,140,080
West Virginia Hsg. Dev. Fund Series 2018 A, 3.75% 11/1/38	125,000	122,814
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	705,000	711,455
5% 6/1/26	705,000	726,559
5% 6/1/27	705,000	742,548
5% 6/1/28	1,060,000	1,138,738
West Virginia St Hsg. Dev. Fund Series 2024 B, 3.8% 11/1/29	1,505,000	1,524,763
West Virginia Wtr. Dev. Auth. Series 2016 AII, 5% 11/1/33	140,000	144,017
TOTAL WEST VIRGINIA		40,107,798
Wisconsin - 1.4%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	220,000	214,545
Howard Suamico Scd Series 2021:
2% 3/1/38	810,000	626,520
2% 3/1/40	500,000	368,943
2% 3/1/41 (Pre-Refunded to 3/1/28 @ 100)	875,000	854,948
Kohler Wis School District Series 2021, 2% 3/1/38	585,000	441,088
Mount Pleasant Tax Increment Rev. Series 2018 A:
5% 4/1/43	420,000	439,761
5% 4/1/48	2,890,000	2,985,014
Pub. Fin. Auth. Mulfa Hs Rev. Series 2024, 6.25% 2/1/39 (g)	975,000	1,012,802
Pub. Fin. Auth. Charter School Rev.:
(North East Carolina Preparatory School Proj.) Series 2024 A, 4.25% 6/15/34	1,000,000	1,013,393
Series 2020 A:
4% 7/1/30 (g)	55,000	53,195
5% 7/1/40 (g)	100,000	96,830
5% 7/1/55 (g)	205,000	184,590
Series 2023 A, 6.75% 7/1/58 (g)	175,000	184,755
Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School:
Series 2015:
4.95% 3/1/30 (g)	25,000	25,056
5.25% 3/1/35 (g)	25,000	25,069
Series 2017 A, 5.125% 6/15/47 (g)	370,000	346,282
Series 2017:
5% 7/1/37	115,000	115,034
5% 7/1/47	280,000	279,993
5% 7/1/52	605,000	604,953
Series 2019 A:
4% 6/15/29 (g)	105,000	102,384
5% 6/15/39 (g)	140,000	135,185
5% 6/15/49 (g)	245,000	223,073
Series 2022:
5% 1/1/42 (g)	500,000	462,544
5% 6/15/42	130,000	134,754
5.25% 6/15/52	190,000	197,202
5.375% 6/15/57	180,000	187,402
5.5% 6/15/62	285,000	297,815
Series 2023 A, 6.25% 6/15/48 (g)	705,000	732,813
Pub. Fin. Auth. Edl. Facilities:
Series 2016, 5.5% 1/1/47	300,000	300,073
Series 2018 A:
5.25% 10/1/43	720,000	724,706
5.25% 10/1/48	1,195,000	1,197,222
Series 2021, 4% 3/1/27 (g)	795,000	776,221
Series 2022 A:
5.25% 3/1/42	1,050,000	1,091,242
5.25% 3/1/47	5,650,000	5,800,039
Series 2024, 5% 2/1/54	400,000	409,475
Pub. Fin. Auth. Edl. Rev. Series 2019:
5% 6/15/39	40,000	40,797
5% 6/15/49	250,000	251,487
5% 6/15/53	85,000	85,254
Pub. Fin. Auth. Health Care Sys. Rev. Series 2022 A:
4% 10/1/52	2,030,000	1,948,052
5% 10/1/52	2,000,000	2,130,890
Pub. Fin. Auth. Higher Edcuational Faclities Rev. (Gannon Univ. Proj.) Series 2017:
5% 5/1/42	235,000	237,087
5% 5/1/47	125,000	125,529
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.):
Series 2016 A, %	975,000	993,055
Series 2020 A:
4% 6/1/45	960,000	915,034
5% 6/1/34	420,000	451,388
5% 6/1/38	600,000	637,497
Series 2019 A:
4% 10/1/49	1,680,000	1,609,619
5% 10/1/44	2,100,000	2,189,558
Series 2021 A, 4% 2/1/51	180,000	146,471
Pub. Fin. Auth. Hotel Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) Series 2022 A:
5% 2/1/42	795,000	829,047
5% 2/1/52	1,545,000	1,587,113
5% 2/1/62	1,755,000	1,795,079
Pub. Fin. Auth. Hotel/Conference Ctr. Facilities Rev. Series 2021 A:
4% 9/1/36 (g)	400,000	360,971
4% 9/1/41 (g)	360,000	300,819
4% 9/1/51 (g)	1,240,000	938,243
4% 9/1/56 (g)	590,000	432,560
Pub. Fin. Auth. Ltd. Oblig.:
(American Dream @ Meadowlands Proj.) Series 2017 A, 6.25% 8/1/27 (g)	2,810,000	2,718,675
Series 2017, 5.625% 12/31/49 (f)(g)	1,105,000	1,069,088
Pub. Fin. Auth. Ltd. Oblig. Pilot Rev. (American Dream Meadowlands Proj.) Series 2017, 7% 12/1/50 (g)	510,000	522,785
Pub. Fin. Auth. Retirement Cmntys. Rev.:
Series 2019 A, 5% 11/15/49	350,000	358,090
Series 2020 A, 5% 11/15/41	635,000	663,743
Pub. Fin. Auth. Rev.:
(CFP3 - Eastern Michigan Univ. Student Hsg. Proj.) Series 2022 A1:
5.25% 7/1/42	1,775,000	1,931,245
5.375% 7/1/47	1,350,000	1,463,578
5.5% 7/1/52	1,490,000	1,615,812
5.625% 7/1/55	1,140,000	1,236,034
(Irving Convention Ctr. Hotel) Series 2017 A2, 7% 1/1/50 (g)	550,000	591,021
Series 2016 B, 5% 12/1/25 (e)	1,140,000	1,153,204
Series 2016 C, 4.3% 11/1/30 (e)	705,000	707,349
Series 2016 D, 4.05% 11/1/30	350,000	349,937
Pub. Fin. Auth. Spl. Facilities Rev.:
(Million Air Three LLC Gen. Aviation Facilities Proj.) Series 2024 A:
5.5% 9/1/30 (e)	100,000	102,375
5.75% 9/1/35 (e)	125,000	129,903
6.25% 9/1/46 (e)	250,000	258,889
(Sky Harbour Cap. Llc Aviation Facilities Proj.) Series 2021, 4% 7/1/41 (e)	500,000	445,390
Series 2021, 4.25% 7/1/54 (e)	3,285,000	2,734,213
Pub. Fin. Auth. Sr. Living Rev.:
(Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (g)	130,000	130,155
5% 5/15/28 (g)	190,000	192,619
5.25% 5/15/37 (g)	490,000	497,564
5.25% 5/15/42 (g)	310,000	312,656
5.25% 5/15/47 (g)	850,000	852,415
5.25% 5/15/52 (g)	1,075,000	1,074,347
Series 2019 A, 4% 1/1/46	650,000	583,576
Pub. Fin. Auth. Student Hsg.:
(Aggie Apt. Life Holding Corp. II, LLC Proj.) Series 2024 A, 5.25% 6/1/54	700,000	728,662
(Beyond Boone, LLC - Appalachian State Univ. Proj.) Series 2020 A:
4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	170,000	168,566
4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	145,000	142,424
4% 7/1/55 (Assured Guaranty Muni. Corp. Insured)	165,000	159,622
(CHF - Wilmington, L.L.C. - Univ. of North Carolina at Wilmington Proj.) Series 2018:
5% 7/1/48 (Assured Guaranty Muni. Corp. Insured)	1,280,000	1,312,246
5% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	760,000	777,448
5% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,089,094
(NC A&T Real Estate Estate Foundation, LLC Proj.) Series 2019 A, 5% 6/1/49	350,000	352,306
(Univ. of Hawai'i Foundation Proj.):
Series 2021 B, 5.25% 7/1/61 (g)	980,000	883,775
Series 2021, 4% 7/1/61 (g)	1,300,000	1,062,543
Series 2018, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	105,000	109,723
Series 2019 A, 5% 7/1/44 (Assured Guaranty Muni. Corp. Insured)	80,000	82,048
Series 2021 A1, 4% 7/1/51 (g)	575,000	490,100
Series 2021 A2, 5.35% 7/1/40 (g)	300,000	243,790
Series 2022 A, 5% 5/1/60 (g)	250,000	168,141
Series 2022 B, 9% 5/1/71 (g)	150,000	75,034
Series 2023 A:
5.75% 7/1/53 (g)	1,485,000	1,612,717
5.75% 7/1/63 (g)	3,005,000	3,240,908
Pub. Fin. Auth. WI Rev.:
(Church Home of Hartford, Inc. Proj.) Series 2015 A:
5% 9/1/30 (g)	150,000	150,079
5% 9/1/38 (g)	290,000	290,060
(Elevon Proj.) Series 2024, 5% 7/15/30 (g)	425,000	426,644
(Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 9/30/51 (e)	750,000	665,079
(Nolina & Sorella Projs.) Series 2024, 5.5% 12/15/32 (g)	750,000	747,557
(Roseman Univ. of Health Sciences Proj.) Series 2015, 5.875% 4/1/45	400,000	401,937
(Searstone CCRC Proj.) Series 2023 A, 5% 6/1/52 (g)	1,140,000	1,127,564
(Ultimate Med. Academy Proj.) Series 2019 A, 5% 10/1/39 (g)	700,000	708,031
(Wonderful Foundations Charter School Portfolio Projs.):
Series 2020 A1, 5% 1/1/55 (g)	1,250,000	1,247,939
Series 2020 B, 0% 1/1/60 (g)	1,100,000	92,991
Series 2020:
5% 1/1/40	300,000	309,565
5% 4/1/40 (g)	410,000	423,972
5% 4/1/40 (Pre-Refunded to 4/1/30 @ 100) (g)	15,000	16,496
5% 1/1/45	725,000	739,821
5% 4/1/50 (g)	295,000	299,028
Series 2021 A:
3% 7/1/50	1,150,000	897,849
4.5% 6/1/56 (g)	8,170,000	6,741,990
Series 2021 B, 6.5% 6/1/56 (g)	1,870,000	1,605,374
Series 2022:
4% 4/1/32 (g)	410,000	409,946
4% 1/1/47	100,000	92,211
4% 1/1/52	105,000	93,983
Series 2023 A, 5% 6/1/37 (g)	1,160,000	1,198,537
Series 2023, 5.5% 7/1/39 (e)	935,000	1,018,214
Series 2024 B, 5.25% 7/1/44	1,545,000	1,637,692
Pub. Fin. Auth. Wis Affordable Series 2023 B1, 7.125% 7/25/34 (g)	1,695,000	1,781,957
Pub. Fin. Auth. Wis Multifamil Series 2024 B1, 6.81% 4/28/36 (g)	2,225,000	2,293,538
Pub. Fin. Auth. Wisconsin Arpt. Facilities Rev. Series 2012 B:
5% 7/1/42 (e)	385,000	385,060
5.25% 7/1/28 (e)	1,295,000	1,295,937
Pub. Fin. Auth. Wisconsin Pooled Charter School Ctfs. Series 2023 1, 5.75% 7/1/62	1,908,387	2,032,242
Pub. Fin. Auth. Wisconsin Retirement Facility Rev.:
Series 2018:
5% 10/1/43 (g)	1,520,000	1,531,267
5% 10/1/48 (g)	805,000	805,111
5% 10/1/53 (g)	1,685,000	1,658,577
Series 2021 A:
4% 10/1/46	65,000	59,963
4% 10/1/51	195,000	173,915
Series 2021 C, 4% 10/1/41	50,000	48,133
Series 2021, 4% 12/1/56	500,000	430,566
Sun Prairie Area School District Series 2021, 2% 3/1/41	1,500,000	1,071,425
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2021 B, 4% 4/1/51	2,890,000	2,857,125
Waunakee Wis Cmnty. School District Series 2023, 3.25% 4/1/28	850,000	850,007
Westosha Cent High School District Series 2021, 2% 3/1/40	1,490,000	1,072,422
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	140,000	103,886
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	135,000	95,897
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	125,000	84,958
0% 12/15/35 (Assured Guaranty Muni. Corp. Insured)	160,000	103,811
0% 12/15/36 (Assured Guaranty Muni. Corp. Insured)	155,000	95,936
0% 12/15/37 (Assured Guaranty Muni. Corp. Insured)	155,000	91,537
0% 12/15/38 (Assured Guaranty Muni. Corp. Insured)	160,000	90,135
0% 12/15/39 (Assured Guaranty Muni. Corp. Insured)	150,000	80,531
0% 12/15/40 (Assured Guaranty Muni. Corp. Insured)	35,000	17,847
Series 2020 D:
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	135,000	100,651
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	210,000	150,503
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	200,000	136,739
0% 12/15/35 (Assured Guaranty Muni. Corp. Insured)	300,000	195,915
0% 12/15/36 (Assured Guaranty Muni. Corp. Insured)	310,000	193,007
0% 12/15/37 (Assured Guaranty Muni. Corp. Insured)	505,000	298,996
0% 12/15/38 (Assured Guaranty Muni. Corp. Insured)	545,000	307,866
0% 12/15/39 (Assured Guaranty Muni. Corp. Insured)	595,000	320,382
0% 12/15/40 (Assured Guaranty Muni. Corp. Insured)	255,000	130,438
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	4,785,000	5,090,289
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	605,000	618,384
Series 2016 A, 5% 2/15/28	290,000	294,495
Series 2016, 4% 12/1/46	5,465,000	5,420,877
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	705,000	743,172
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	70,000	73,790
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	120,000	126,497
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	60,000	63,249
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	210,000	221,370
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	230,000	242,453
Series 2017 C:
4% 2/15/42	625,000	577,571
4% 2/15/50	610,000	533,436
5% 2/15/47	170,000	170,488
Series 2017:
4% 8/15/42	750,000	747,932
5% 6/1/37	155,000	155,116
5% 6/1/41	235,000	229,735
Series 2018, 5% 4/1/34	1,545,000	1,639,476
Series 2019 A:
5% 11/1/25	15,000	15,011
5% 11/1/26	250,000	251,211
5% 11/1/29	10,000	10,117
5% 12/1/30	20,000	21,635
5% 12/1/31	20,000	21,608
5% 12/1/32	20,000	21,603
5% 12/1/33	20,000	21,581
5% 12/1/34	20,000	21,559
5% 12/1/35	30,000	32,275
5% 11/1/39	405,000	392,807
5% 7/1/44	30,000	30,530
5% 11/1/46	1,195,000	1,131,907
5% 7/1/49	530,000	537,333
5% 11/1/54	1,745,000	1,592,838
Series 2019 B, 5% 7/1/38	25,000	25,531
Series 2019:
5% 10/1/26	35,000	36,170
5% 10/1/30	285,000	308,744
5% 10/1/32	600,000	647,612
Series 2020 A:
4% 2/15/36 (Assured Guaranty Muni. Corp. Insured)	255,000	257,666
4% 2/15/37 (Assured Guaranty Muni. Corp. Insured)	230,000	232,091
Series 2022 A, 4% 4/1/40	4,510,000	4,518,603
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Dickson Hollow Phase II Proj.) Series 2024, 6% 10/1/44	300,000	315,810
Bonds Series 2024 B, 5%, tender 10/3/34 (b)	2,875,000	3,191,586
Series 2012, 5% 6/1/39	65,000	65,038
Series 2021 A:
3% 10/15/38	885,000	774,991
3% 10/15/39	460,000	398,393
Series 2021:
4% 1/1/37	665,000	645,334
4% 8/15/46	730,000	730,263
4% 1/1/47	960,000	847,267
4% 1/1/57	1,400,000	1,166,862
Series 2022 A, 5.5% 12/1/52	3,070,000	3,382,603
Series 2022:
4% 9/15/36	105,000	103,081
4% 9/15/41	105,000	98,926
4% 9/15/45	90,000	81,650
Series 2023 A:
4.75% 3/15/43	130,000	131,519
5% 3/15/53	130,000	131,615
Series 2024 A:
4.5% 2/15/54 (Build America Mutual Assurance Insured)	2,260,000	2,250,148
5.25% 2/15/54	505,000	546,622
5.5% 2/15/54	875,000	965,106
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	40,000	39,245
Series 2023 A, 5% 3/1/49	5,765,000	5,934,756
Series 2024 B, 5% 9/1/39	1,000,000	1,090,035
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.81%, tender 5/1/25 (b)	170,000	167,245
Wisconsin Rapids School District Series 2021:
1.6% 4/1/31	685,000	580,625
1.6% 4/1/31 (Pre-Refunded to 4/1/28 @ 100)	515,000	487,387
TOTAL WISCONSIN		168,535,989
Wyoming - 0.0%
Sublette County Wyo Hosp. District Series 2023 A, 5% 6/15/26	250,000	250,170
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2019 3, 3.75% 12/1/49	75,000	74,826
Series 2022 1, 3.5% 6/1/52	930,000	925,731
TOTAL WYOMING		1,250,727
TOTAL MUNICIPAL BONDS (Cost $8,349,049,530)		8,503,697,801

Municipal Notes - 0.5%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 A, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	300,000	300,000
Phoenix Indl. Dev. Auth. Health Care Facilities Series 2014 B, 2.7% 12/2/24 (Liquidity Facility Northern Trust Co.), VRDN (b)	630,000	630,000
TOTAL ARIZONA		930,000
California - 0.2%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 91 21, 3.5% 12/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(m)(n)	1,240,000	1,240,000
Series MIZ 91 22, 3.5% 12/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(m)(n)	12,900,000	12,900,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B3, 2.3% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,600,000	3,600,000
TOTAL CALIFORNIA		17,740,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds Series 2024 E, 3.15% 12/2/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,485,000	2,485,000
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2018 B, 2.85% 12/2/24, VRDN (b)	4,700,000	4,700,000
Series 2018 C, 2.85% 12/2/24, VRDN (b)	700,000	700,000
TOTAL COLORADO		7,885,000
Florida - 0.0%
Gainesville Indl. Dev. Rev. Series 2021, 2.8% 12/6/24, LOC TD Banknorth, NA, VRDN (b)	150,000	150,000
Highlands County Health Facilities Auth. Rev. Series 2012 I, 2.8% 12/6/24, VRDN (b)	145,000	145,000
Hillsborough County Indl. Dev. Auth.:
Series 2020 B, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
Series 2020 C, 2.8% 12/6/24, LOC TD Banknorth, NA, VRDN (b)	200,000	200,000
Series 2024 D, 2.8% 12/2/24 (Liquidity Facility PNC Bank NA), VRDN (b)	500,000	500,000
TOTAL FLORIDA		2,195,000
Georgia - 0.0%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 3.05% 12/2/24, VRDN (b)(e)	400,000	400,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 3% 12/2/24, VRDN (b)	500,000	500,000
Series 2008, 3.1% 12/2/24, VRDN (b)	2,500,000	2,500,000
TOTAL GEORGIA		3,400,000
Illinois - 0.1%
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 D2, 2.7% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
Series 2009 D1, 2.7% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	2,800,000	2,800,000
TOTAL ILLINOIS		4,700,000
Massachusetts - 0.0%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U-6E, 2.8% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	1,300,000	1,300,000
Series 2024 U1, 2.8% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	300,000	300,000
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 K1, 2.8% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	1,450,000	1,450,000
TOTAL MASSACHUSETTS		3,050,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2010 L, 2.85% 12/2/24, VRDN (b)	2,535,000	2,535,000
New York - 0.0%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2023 CC, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,400,000	1,400,000
Non-State Specific - 0.0%
Fed. Home Ln. Mtg. Corp. Series 2018 M46, 2.625% 12/6/24 (Liquidity Facility Freddie Mac), VRDN (b)(g)	3,530,000	3,090,252
Oregon - 0.0%
Oregon Facilities Auth. Rev. Series 2018 B, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	400,000	400,000
Pennsylvania - 0.0%
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2024 B2, 2.8% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,700,000	1,700,000
Texas - 0.0%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 2.9% 12/2/24, VRDN (b)	1,000,000	1,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 C, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	700,000	700,000
TOTAL TEXAS		1,700,000
Washington - 0.1%
King County Gen. Oblig. Series 2019, 2.8% 12/2/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	6,300,000	6,300,000
Wisconsin - 0.0%
Univ. of Wisconsin Hosp. & Clinics Auth. Series B, 2.85% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,200,000	1,200,000
TOTAL MUNICIPAL NOTES (Cost $58,402,294)		58,225,252

Municipal Bond Funds - 24.8%
	Shares	Value ($)
Allspring Municipal Bond Fund - Class Admin	59,372,709	586,008,634
American High-Income Municipal Bond Fund Class F-2	8,112,657	126,314,062
BlackRock National Municipal Fund Investor A Shares	17,532,859	179,010,489
DWS Managed Municipal Bond Fund - Class S	35,844,427	296,433,410
DWS Strategic High Yield Tax-Free Fund Class S	84,384	923,159
Eaton Vance National Municipal Income Fund Class I	17,626,441	165,688,546
Franklin Federal Tax-Free Income Fund - Class R6	48,372,764	533,067,859
iShares National Municipal Bond ETF	1,876,685	203,695,390
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	57,215,922	631,091,576
Vanguard Tax-Exempt Bond Index Fund ETF	3,887,408	198,452,178
TOTAL MUNICIPAL BOND FUNDS (Cost $2,828,676,952)		2,920,685,303

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 4.55% (o)(p)	84,174,432	84,184,263
Fidelity Municipal Cash Central Fund 2.98% (q)(r)	99,008,132	99,027,934
Fidelity SAI Municipal Money Market Fund 2.87% (o)(p)	2,695	2,695
Invesco Government & Agency Portfolio Institutional Class 4.57% (o)	25,824,216	25,824,216
TOTAL MONEY MARKET FUNDS (Cost $209,039,109)		209,039,108

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $11,445,167,885)	11,691,647,464
NET OTHER ASSETS (LIABILITIES) - 0.6%	64,916,081
NET ASSETS - 100.0%	11,756,563,545

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	224	Mar 2025	28,490,000	586,808	586,808

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Level 3 security
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $540,944,861 or 4.6% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,570,040.
(m)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(n)	Coupon rates are determined by re-marketing agents based on current market conditions.
(o)	The rate quoted is the annualized seven-day yield of the fund at period end.
(p)	Affiliated Fund
(q)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 2.98%	2,372,231	259,943,850	163,288,147	438,236	-	-	99,027,934	2.8%
Total	2,372,231	259,943,850	163,288,147	438,236	-	-	99,027,934

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 4.51%	-	106,370	106,370	193	-	-	-
Fidelity Investments Money Market Government Portfolio Institutional Class 4.55%	125,729,973	683,637,150	725,192,691	1,923,346	-	-	84,174,432
Fidelity SAI Municipal Money Market Fund 2.87%	2,652	43	-	43	-	-	2,695
	125,732,625	683,743,563	725,299,061	1,923,582	-	-	84,177,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	8,561,923,053	-	8,552,774,731	9,148,322

Municipal Bond Funds	2,920,685,303	2,920,685,303	-	-

Money Market Funds	209,039,108	209,039,108	-	-
Total Investments in Securities:	11,691,647,464	3,129,724,411	8,552,774,731	9,148,322
Derivative Instruments: Assets
Futures Contracts	586,808	586,808	-	-
Total Assets	586,808	586,808	-	-
Total Derivative Instruments:	586,808	586,808	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	586,808	0
Total Interest Rate Risk	586,808	0
Total Value of Derivatives	586,808	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,261,952,993)	$11,508,432,572
Fidelity Central Funds (cost $99,027,934)	99,027,934
Other affiliated issuers (cost $84,186,958)	84,186,958

Total Investment in Securities (cost $11,445,167,885)		$11,691,647,464
Cash		100,000
Receivable for investments sold		42,971,017
Receivable for fund shares sold		4,007,063
Dividends receivable		461,006
Interest receivable		115,636,311
Distributions receivable from Fidelity Central Funds		188,816
Receivable for daily variation margin on futures contracts		415,003
Prepaid expenses		9,084
Other receivables		10,295
Total assets		11,855,446,059
Liabilities
Payable for investments purchased
Regular delivery	$2,968,759
Delayed delivery	54,671,705
Payable for fund shares redeemed	4,275,448
Distributions payable	35,999,930
Accrued management fee	817,185
Other payables and accrued expenses	149,487
Total liabilities		98,882,514
Net Assets		$11,756,563,545
Net Assets consist of:
Paid in capital		$12,715,309,489
Total accumulated earnings (loss)		(958,745,944)
Net Assets		$11,756,563,545
Net Asset Value, offering price and redemption price per share ($11,756,563,545 ÷ 1,305,117,972 shares)		$9.01
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$54,078,201
Affiliated issuers		1,923,582
Interest		179,161,530
Income from Fidelity Central Funds		438,236
Total income		235,601,549
Expenses
Management fee	$20,094,574
Custodian fees and expenses	51,811
Independent trustees' fees and expenses	29,204
Registration fees	90,048
Audit fees	46,990
Legal	7,242
Miscellaneous	26,398
Total expenses before reductions	20,346,267
Expense reductions	(15,190,515)
Total expenses after reductions		5,155,752
Net Investment income (loss)		230,445,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,596,441
Futures contracts	(1,499,789)
Total net realized gain (loss)		16,096,652
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	334,714,293
Futures contracts	1,304,526
Total change in net unrealized appreciation (depreciation)		336,018,819
Net gain (loss)		352,115,471
Net increase (decrease) in net assets resulting from operations		$582,561,268
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$230,445,797	$470,045,411
Net realized gain (loss)	16,096,652	(222,995,016)
Change in net unrealized appreciation (depreciation)	336,018,819	187,478,237
Net increase (decrease) in net assets resulting from operations	582,561,268	434,528,632
Distributions to shareholders	(224,332,102)	(461,350,052)

Share transactions
Proceeds from sales of shares	875,357,120	6,218,932,448
Reinvestment of distributions	8,454	14,456
Cost of shares redeemed	(1,732,814,512)	(6,931,684,441)

Net increase (decrease) in net assets resulting from share transactions	(857,448,938)	(712,737,537)
Total increase (decrease) in net assets	(499,219,772)	(739,558,957)

Net Assets
Beginning of period	12,255,783,317	12,995,342,274
End of period	$11,756,563,545	$12,255,783,317

Other Information
Shares
Sold	97,980,539	727,263,758
Issued in reinvestment of distributions	946	1,655
Redeemed	(193,680,979)	(815,554,456)
Net increase (decrease)	(95,699,494)	(88,289,043)

Financial Highlights
Strategic Advisers® Municipal Bond Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.75	$8.73	$9.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.172	.328	.293	.202
Net realized and unrealized gain (loss)	.256	.015	(.305)	(.984)
Total from investment operations	.428	.343	(.012)	(.782)
Distributions from net investment income	(.168)	(.323)	(.288)	(.187)
Distributions from net realized gain	-	-	-	(.001)
Total distributions	(.168)	(.323)	(.288)	(.188)
Net asset value, end of period	$9.01	$8.75	$8.73	$9.03
Total Return D,E	4.91%	4.00%	(.07)%	(7.92)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.34% H	.33%	.34%	.31% H
Expenses net of fee waivers, if any	.09 % H	.08%	.09%	.06% H
Expenses net of all reductions	.09% H	.08%	.09%	.06% H
Net investment income (loss)	3.84% H	3.76%	3.35%	2.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,756,564	$12,255,783	$12,995,342	$11,160,697
Portfolio turnover rate I	26 % H	48%	117%	134% H

AFor the period June 17, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Strategic Advisers Municipal Bond Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Municipal Bond Fund	$7,612

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$341,294,064
Gross unrealized depreciation	(100,578,417)
Net unrealized appreciation (depreciation)	$240,715,647
Tax cost	$11,451,516,383

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(878,804,356)
Long-term	(323,991,166)
Total capital loss carryforward	$(1,202,795,522)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Municipal Bond Fund	1,559,338,027	2,430,953,806

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of MainStay MacKay High Yield Municipal Bond Fund Class A in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized loss $2,448,977 on the Fund's redemptions of MainStay MacKay High Yield Municipal Bond Fund Class A, which is included in "Net Realized gain (loss) on Investment Securities " in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.
Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
MainStay MacKay High Yield Municipal Bond Fund Class A	89,218,096	(2,448,977)	8,037,956

5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Delaware Investments Fund Advisers, FIAM LLC (an affiliate of the investment adviser), Mackay Shields LLC, Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. and Western Asset Management Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM or an affiliate, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM or an affiliate pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Municipal Bond Fund	469

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Strategic Advisers Municipal Bond Fund	-	39,009,962	(1,172,669)
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers Municipal Bond Fund	8,163
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $15,121,209. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $164,917.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $69,306.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Delaware Investments Fund Advisers, FIAM LLC, MacKay Shields LLC, Massachusetts Financial Services Company, T. Rowe Price Associates, Inc., and Western Asset Management Company, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts)  for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.  Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2023 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9903615.103
SAM-SANN-0125
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Tax-Sensitive Short Duration Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 62.8%
	Principal Amount (a)	Value ($)
Alabama - 2.4%
Birmingham Arpt. Auth. Series 2020, 5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	328,569
Black Belt Energy Gas District:
(Proj. No. 6) Series 2021 B, 4% 12/1/24	1,250,000	1,250,008
(Proj. No.7) Series 2021 C1:
4% 12/1/24	3,000,000	3,000,019
4% 12/1/25	4,000,000	4,017,425
Bonds:
(Proj. No.7):
Series 2021 C1, 4%, tender 12/1/26 (b)	11,350,000	11,425,937
Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 3.53%, tender 12/1/26 (b)(c)	2,350,000	2,290,698
Series 2019 A, 4%, tender 12/1/25 (b)	3,050,000	3,062,245
Series 2022 D1, 4%, tender 6/1/27 (b)	2,000,000	2,026,124
Series 2022 D2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 4.469%, tender 6/1/27 (b)(c)	5,000,000	5,065,062
Series 2022 E, 5%, tender 6/1/28 (b)	2,370,000	2,477,334
Series 2023 D1, 5.5%, tender 2/1/29 (b)	1,000,000	1,068,053
Series 2022 C1:
5.25% 12/1/24	2,025,000	2,025,134
5.25% 6/1/25	695,000	699,948
5.25% 12/1/25	1,125,000	1,142,454
5.25% 6/1/26	575,000	588,378
Series 2022 E:
5% 6/1/25	825,000	830,191
5% 6/1/26	1,140,000	1,162,740
Series 2023 A, 5% 10/1/25	2,125,000	2,149,989
Series 2023 C, 5.5% 6/1/27	685,000	715,155
Series 2024 C:
5% 7/1/26	1,750,000	1,788,785
5% 7/1/27	1,250,000	1,296,935
Series 2024 D:
5% 11/1/26 (d)	2,225,000	2,276,753
5% 11/1/29 (d)	4,500,000	4,742,506
Health Care Auth. for Baptist Health Series 2023 A, 5% 11/15/25	1,290,000	1,307,996
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/26	500,000	507,208
Jefferson County Swr. Rev. Series 2024:
5% 10/1/25	740,000	750,100
5% 10/1/26	445,000	460,417
5% 10/1/27	410,000	432,524
Mobile County Board of School Commissioners Series 2016 A, 5% 3/1/25	100,000	100,409
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	740,000	745,400
Series 2008, 3.65%, tender 1/10/25 (b)	12,050,000	12,047,347
Series 2009 E, 1%, tender 6/26/25 (b)	600,000	590,653
Southeast Alabama Gas Supply District (Proj. No. 1) Series 2024 A:
5% 4/1/25	3,070,000	3,079,449
5% 4/1/26	1,500,000	1,527,168
Southeast Energy Auth. A C Series 2024 C:
5% 11/1/26	395,000	405,995
5% 11/1/27	895,000	933,204
5% 11/1/28	1,000,000	1,055,671
5% 11/1/29	1,000,000	1,066,910
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1, 4% 6/1/25	300,000	300,452
(Proj. NO. 5) Series 2023 A:
5% 7/1/25	650,000	654,697
5% 7/1/27	1,185,000	1,223,870
5.25% 7/1/28	1,945,000	2,049,797
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	507,128
TOTAL ALABAMA		85,176,837
Alaska - 0.3%
Alaska Gen. Oblig. Series 2025 A:
5% 8/1/26 (d)	840,000	858,785
5% 8/1/27 (d)	465,000	484,166
5% 8/1/28 (d)	185,000	195,745
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	415,000	406,443
Alaska Int'l. Arpts. Revs. Series 2021 C:
5% 10/1/25 (e)	1,980,000	2,006,411
5% 10/1/28 (e)	1,000,000	1,057,612
Alaska Muni. Bond Bank Series 2023 TWO:
5% 12/1/24 (e)	460,000	460,028
5% 12/1/25 (e)	485,000	491,543
5% 12/1/26 (e)	510,000	524,469
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
5% 6/1/25	2,415,000	2,428,437
5% 6/1/26	1,000,000	1,022,949
TOTAL ALASKA		9,936,588
Arizona - 2.5%
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/24	45,000	45,003
5% 12/1/26	110,000	110,000
Bonds Series 2015 B:
SIFMA Municipal Swap Index + 0.250% 3.43%, tender 1/1/46 (b)(c)	395,000	393,792
3.43%, tender 12/5/24 (b)	80,000	79,502
3.43%, tender 11/4/26 (b)	2,025,000	1,998,591
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A, 5% 2/1/26	750,000	767,102
Arizona St Indl. Dev. Auth. Multi Bonds:
(Ironwood Ranch Apts. Proj.) Series 2024, 5%, tender 9/1/26 (b)	3,000,000	3,091,271
(The Ranches at Gunsmoke Proj.) Series 2024, 5%, tender 11/1/26 (b)	3,000,000	3,099,836
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	318,068
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds:
(Intel Corp. Proj.):
Series 2007, 4.1%, tender 6/15/28 (b)(e)	570,000	573,578
Series 2019, 4%, tender 6/1/29 (b)(e)	4,000,000	4,044,088
Series 2022 2, 5%, tender 9/1/27 (b)(e)	11,300,000	11,607,997
Series 2022 1, 5%, tender 9/1/27 (b)(e)	7,400,000	7,600,688
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(e)	1,055,000	1,054,942
Glendale Union School District 205 Series A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	225,000	227,383
Maricopa County Rev. Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	9,600,000	9,840,095
Series 2023 A1, 5%, tender 5/15/26 (b)	6,040,000	6,181,901
Series 2023 A2, 5%, tender 5/15/28 (b)	2,120,000	2,255,531
Northern Arizona Univ. Ctfs. of Prtn. (Northern Arizona Univeristy Projs.) Series 2024:
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	860,000	871,712
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,540,000	1,594,889
Phoenix Civic Impt. Board Arpt. Rev. Series 2023, 5% 7/1/25 (e)	1,100,000	1,110,937
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	400,720
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.25%, tender 2/3/25 (b)(e)	31,175,000	31,188,530
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2024 A:
5% 8/1/27	750,000	788,481
5% 8/1/28	700,000	747,654
Yuma Pledged Rev. Series 2021, 4% 7/1/25	505,000	507,554
TOTAL ARIZONA		90,499,845
California - 2.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	290,000	286,701
Series A, 2.95%, tender 4/1/26 (b)	105,000	104,245
Series B, 2.85%, tender 4/1/25 (b)	6,090,000	6,080,160
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev.:
Series 2023 C, 5% 10/1/26	625,000	637,247
Series 2024 E, 5% 9/1/27	1,100,000	1,150,268
California Gen. Oblig. Series 2015, 5% 3/1/28	2,000,000	2,008,953
California Health Facilities Fing. Auth. Rev. Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	1,250,000	1,237,978
Series 2021 A, 3%, tender 8/15/25 (b)	5,915,000	5,913,454
California Hsg. Fin. Agcy. Ltd. Obl Bonds Series 2023 V, 5%, tender 11/1/26 (b)	5,000,000	5,156,622
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	395,000	354,503
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 3.8%, tender 4/1/25 (b)(e)	4,600,000	4,598,304
Series 2021 B, 4.15%, tender 1/15/25 (b)(e)	6,230,000	6,222,973
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 4.25%, tender 12/2/24 (b)(e)	8,750,000	8,769,765
Series 2020 B, 4.8%, tender 6/2/25 (b)(e)	5,250,000	5,255,188
Series 2024 A, 4.125%, tender 3/3/25 (b)(e)	2,100,000	2,100,955
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., INC. Proj.) Series 2015 B1, 3% 11/1/25 (e)	3,500,000	3,472,683
Bonds (Republic Svcs. INC. Proj.) Series 2023, 4.05%, tender 2/18/25 (b)(e)(f)	2,350,000	2,349,936
California Pub. Works Board Lease Rev. Series 2014 B, 5% 10/1/25	350,000	350,538
California Statewide Cmntys. Dev. Auth. Series 2016, 5% 5/15/26	1,500,000	1,540,197
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
3%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	8,275,000	8,275,000
3%, tender 7/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	5,475,000	5,475,000
6%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	2,175,000	2,175,000
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Series 1999, 0% 8/1/28 (AMBAC Insured)	225,000	203,209
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/25 (Build America Mutual Assurance Insured) (e)	500,000	504,367
Los Angeles County Dev. Authorities Bonds Series 2023 C, 3.75%, tender 12/1/26 (b)	3,000,000	3,023,438
Los Angeles Dept. Arpt. Rev.:
Series 2016 B, 5% 5/15/26 (e)	135,000	138,566
Series 2016, 5% 5/15/26 (e)	550,000	564,528
Series 2021 A, 5% 5/15/27 (e)	1,300,000	1,356,007
Series 2022 C:
5% 5/15/25 (e)	455,000	458,307
5% 5/15/26 (e)	1,205,000	1,236,830
5% 5/15/27 (e)	440,000	458,956
Series 2022 G, 5% 5/15/25 (e)	550,000	553,998
Series 2023 A:
5% 5/15/25 (e)	255,000	256,854
5% 5/15/26 (e)	440,000	451,623
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/26	3,910,000	4,076,316
Northern California Energy Auth. Series 2024:
5% 8/1/25	600,000	604,966
5% 8/1/26	450,000	460,589
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B, 5% 7/1/25 (e)	1,000,000	1,008,676
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 H, 5% 5/1/25 (e)	680,000	684,021
Series 2022 A, 5% 5/1/26 (e)	2,000,000	2,046,751
Series 2023 A, 5% 5/1/25 (e)	400,000	402,365
Southern California Pub. Pwr. Auth. Series 2024 A, 5% 9/1/29	650,000	689,295
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	250,000	244,904
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	254,631
TOTAL CALIFORNIA		93,194,867
Colorado - 1.1%
Baseline Metropolitan District # 1 Spl. Rev. Series 2024 A:
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	435,000	441,828
5% 12/1/27 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,050,792
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	8,060,000	8,203,541
Series 2019 B:
5%, tender 8/1/25 (b)	300,000	300,742
5%, tender 8/1/26 (b)	340,000	346,585
5%, tender 11/19/26 (b)	905,000	938,054
Series 2022 B, 5%, tender 8/17/26 (b)	2,155,000	2,221,584
Series 2023 A1, 5%, tender 11/15/28 (b)	3,060,000	3,285,809
Series 2019 A, 5% 1/1/25	1,205,000	1,206,781
Series 2022 A, 5% 11/1/26	400,000	414,459
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	85,000	85,942
Series 2019 H, 4.25% 11/1/49	40,000	40,462
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (The Reserves at Eagle Point Proj.) Series 2024, 3.5%, tender 11/1/26 (b)	9,090,000	9,118,592
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020, 5% 1/15/25	650,000	650,896
Denver City & County Arpt. Rev.:
Series 2018 A:
5% 12/1/27 (e)	2,315,000	2,421,707
5% 12/1/29 (e)	185,000	195,588
Series 2022 A, 5% 11/15/25 (e)	1,485,000	1,505,810
Series 2022 C, 5% 11/15/26	800,000	834,253
Series 2022 D, 5.25% 11/15/26 (e)	775,000	801,814
Series 2023 B, 5% 11/15/25 (e)	3,275,000	3,320,895
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/25	300,000	304,268
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	1,175,000	1,175,940
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2021 C3A, 2%, tender 10/15/25 (b)	1,360,000	1,340,489
TOTAL COLORADO		40,206,831
Connecticut - 1.2%
Bridgeport Gen. Oblig. Series 2024 A:
5% 7/1/27 (Build America Mutual Assurance Insured)	200,000	210,753
5% 7/1/28 (Build America Mutual Assurance Insured)	1,250,000	1,340,411
Connecticut Gen. Oblig.:
Series 2013 A, 4.17% 3/1/25 (b)	510,000	510,558
Series 2015 B, 3.375% 6/15/29	150,000	150,240
Series 2018 C, 5% 6/15/26	3,125,000	3,229,998
Series A, 4% 1/15/25	3,500,000	3,503,497
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	3,140,000	3,131,136
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,440,000	5,409,716
Series 2014 A, 2.8%, tender 2/10/26 (b)	2,650,000	2,637,634
Series 2017 B2, 3.2%, tender 7/1/26 (b)	2,575,000	2,578,918
Series 2017 C2, 2.8%, tender 2/3/26 (b)	10,400,000	10,352,985
Series 2019 A, 5% 7/1/26	260,000	264,942
Series 2022 M, 5% 7/1/26	200,000	204,419
Series L1, 4% 7/1/25	600,000	600,089
Connecticut Hsg. Fin. Auth. Series 2021, 0.45% 11/15/25	700,000	679,173
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2018 B, 5% 10/1/31	500,000	538,629
Series 2024 B, 5% 7/1/28 (d)	605,000	652,231
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	640,000	647,733
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	20,000	20,223
Norwalk Conn Hsg. Auth. Multi-family Bonds Series 2024, 3.05%, tender 9/1/27 (b)	5,000,000	4,992,596
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	225,000	229,183
West Haven Gen. Oblig. Series 2021:
4% 9/15/25	255,000	256,413
4% 9/15/26	255,000	258,175
TOTAL CONNECTICUT		42,399,652
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	565,000	554,629
District Of Columbia - 0.5%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (One Hawaii Avenue Proj.) Series 2024, 3.65%, tender 7/1/27 (b)	1,790,000	1,805,750
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A, 5% 10/1/26 (e)	145,000	149,402
Series 2018 A:
5% 10/1/26 (e)	325,000	334,866
5% 10/1/27 (e)	1,585,000	1,657,217
Series 2019 A:
5% 10/1/25 (e)	155,000	156,915
5% 10/1/27 (e)	1,785,000	1,866,329
Series 2020 A, 5% 10/1/25 (e)	530,000	536,547
Series 2021 A, 5% 10/1/26 (e)	920,000	947,927
Series 2023 A, 5% 10/1/25 (e)	1,750,000	1,771,617
Series 2024 A:
5% 10/1/25 (e)	1,500,000	1,518,529
5% 10/1/26 (e)	1,695,000	1,746,453
5% 10/1/27 (e)	3,985,000	4,166,567
TOTAL DISTRICT OF COLUMBIA		16,658,119
Florida - 1.8%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	290,000	296,705
5% 4/1/28	325,000	344,946
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (e)	1,000,000	1,001,065
Series 2013 A, 5.25% 10/1/25 (e)	1,500,000	1,501,884
Series 2013 C, 5.25% 10/1/25	575,000	575,836
Series 2017, 5% 10/1/25 (e)	1,000,000	1,012,517
Series 2019 A, 5% 10/1/26 (e)	1,000,000	1,028,918
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	1,000,000	1,008,987
Broward County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/27	1,015,000	1,071,676
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25 (Pre-Refunded to 12/1/24 @ 100)	2,550,000	2,550,000
Duval County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	5,715,000	5,779,702
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A, 5% 4/1/25	200,000	200,795
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	265,000	270,089
Series 2023 C, 5%, tender 12/1/25 (b)	605,000	614,760
Series 2024 B, 3.35%, tender 10/26/26 (b)	2,250,000	2,246,066
Series 2024 E, 3.8%, tender 6/1/27 (b)	1,370,000	1,380,208
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/25	40,000	40,492
5% 10/1/26	45,000	45,508
Florida Muni. Pwr. Agcy. Rev.:
Series 2016 A, 5% 10/1/28	1,405,000	1,451,316
Series 2021 A:
5% 10/1/25	500,000	507,612
5% 10/1/26	300,000	310,996
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
5% 10/1/29 (Pre-Refunded to 10/1/25 @ 100) (e)	585,000	591,608
5% 10/1/30 (Pre-Refunded to 10/1/25 @ 100) (e)	1,165,000	1,178,159
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (e)	275,000	278,558
Series 2017 A:
5% 10/1/25 (e)	30,000	30,376
5% 10/1/25 (Escrowed to Maturity) (e)	600,000	606,777
5% 10/1/26 (e)	10,000	10,307
5% 10/1/26 (Escrowed to Maturity) (e)	35,000	35,981
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/25 (e)	1,245,000	1,260,788
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	232,156
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/25	275,000	279,482
5% 10/1/26	65,000	67,571
5% 10/1/27	55,000	58,424
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/26	1,500,000	1,555,521
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/25 (e)	1,375,000	1,390,518
5% 10/1/27 (e)	1,450,000	1,511,279
Series 2021 B, 5% 10/1/25 (e)	925,000	935,440
Miami Dade County Hsg. Multifamily Hsg. Rev.:
Bonds:
Series 2023 B, 4.05%, tender 9/1/25 (b)	410,000	411,729
Series 2023:
3.55%, tender 1/1/26 (b)	1,690,000	1,691,994
5%, tender 9/1/25 (b)	775,000	783,989
5%, tender 9/1/25 (b)	1,445,000	1,461,760
5%, tender 10/1/25 (b)	2,445,000	2,476,963
Series 2024, 3.4%, tender 1/1/28 (b)(d)	5,000,000	5,001,950
Miami-Dade County Aviation Rev. Series 2024 A, 5% 10/1/28 (e)	4,100,000	4,328,661
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A, 5% 8/1/25	700,000	707,277
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	265,000	266,977
Orange County Health Facilities Auth. Bonds Series 2021 C:
5%, tender 11/15/26 (b)	265,000	275,544
5%, tender 11/15/26 (b)	5,370,000	5,564,833
Palm Beach County Arpt. Sys. Rev. Series 2024 B:
5% 10/1/26 (e)	105,000	107,980
5% 10/1/27 (e)	2,100,000	2,191,056
5% 10/1/28 (e)	1,250,000	1,320,174
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/24 (Escrowed to Maturity)	10,000	10,001
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	275,000	285,386
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.15%, tender 6/1/26 (b)	760,000	769,816
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	20,230
5% 7/1/26	25,000	25,827
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	1,000,000	1,010,648
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/25	100,000	100,839
5% 7/1/26	175,000	179,400
5% 7/1/27	150,000	157,068
Tohopekaliga Wtr. Auth. Util. Sys. Rev. Series 2020, 5% 10/1/25 (f)	2,500,000	2,537,647
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/25	1,000,000	1,012,765
5% 10/15/26	750,000	773,619
5% 10/15/27	165,000	173,215
TOTAL FLORIDA		66,910,371
Georgia - 2.8%
Atlanta Arpt. Rev.:
Series 2020 B, 5% 7/1/25 (e)	610,000	614,836
Series 2022 B, 5% 7/1/26 (e)	1,000,000	1,024,678
Series 2023 G:
5% 7/1/25 (e)	1,600,000	1,612,685
5% 7/1/26 (e)	2,250,000	2,305,526
5% 7/1/27 (e)	2,045,000	2,129,601
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	1,865,000	1,857,909
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/25	100,000	101,098
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 3.7%, tender 6/13/28 (b)	1,165,000	1,190,268
Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	3,135,000	3,164,361
Series 1995 4, 3.8%, tender 5/21/26 (b)	2,875,000	2,901,926
Series 2012, 2.875%, tender 8/19/25 (b)	2,000,000	1,984,326
Series 2013 1, 3.375%, tender 3/12/27 (b)	1,385,000	1,392,382
Series 2024 2, 3.3%, tender 8/21/29 (b)	2,000,000	2,007,089
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	100,000	99,900
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25	675,000	677,215
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A:
4% 11/1/25	800,000	806,201
5% 11/1/26	870,000	903,259
Series 2023 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	275,000	278,020
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	270,000	272,965
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	300,000	309,885
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	320,215
Series 2024 A:
5% 1/1/27	1,500,000	1,563,074
5% 1/1/27	420,000	437,661
5% 1/1/28	375,000	398,245
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/1/24 (b)	11,275,000	11,275,000
Series 2019 C, 4%, tender 9/1/26 (b)	7,180,000	7,241,912
Series 2021 C, 4%, tender 12/1/28 (b)	5,000,000	5,070,198
Series 2022 C, 4%, tender 11/1/27 (b)(f)	6,500,000	6,512,312
Series 2024 D, 5%, tender 4/1/31 (b)	1,000,000	1,076,724
Series 2021 A:
4% 3/1/25	430,000	430,106
4% 9/1/25	400,000	400,485
Series 2021 C:
4% 12/1/24	700,000	700,002
4% 12/1/26	2,200,000	2,221,562
4% 12/1/27	1,215,000	1,234,483
Series 2022 A:
4% 12/1/25	2,750,000	2,761,712
4% 12/1/26	245,000	247,401
Series 2022 B:
5% 6/1/25	700,000	704,645
5% 6/1/26	800,000	816,896
Series 2023 A:
5% 6/1/25	1,525,000	1,535,120
5% 6/1/26	2,100,000	2,145,892
Series 2023 B:
5% 3/1/25	765,000	767,139
5% 9/1/25	700,000	706,826
5% 3/1/26	930,000	946,313
Series 2023 D:
5% 12/1/24	600,000	600,037
5% 12/1/25	1,550,000	1,572,568
5% 12/1/26	620,000	638,422
5% 12/1/27	1,700,000	1,776,276
5% 12/1/28	1,850,000	1,944,418
Series 2024 A1:
5% 3/1/25	740,000	742,069
5% 9/1/25	500,000	504,876
5% 3/1/26	680,000	691,928
5% 9/1/26	550,000	564,277
5% 3/1/28	1,025,000	1,076,396
5% 9/1/28	900,000	951,410
Series 2024 B, 5% 9/1/26	275,000	282,139
Series 2024 C:
5% 12/1/25	1,000,000	1,014,560
5% 12/1/26	875,000	900,998
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	429,890
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009, 3.875%, tender 3/6/26 (b)	3,675,000	3,707,078
Series 2012, 3.875%, tender 3/6/26 (b)	1,250,000	1,260,911
Series 2023, 3.875%, tender 3/6/26 (b)	3,500,000	3,530,551
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,500,000	1,490,274
Warner Robins Hsg. Auth. Mult Bonds (Arbours at Wellston Proj.) Series 2024, 5%, tender 2/1/28 (b)	2,500,000	2,625,171
TOTAL GEORGIA		101,452,302
Guam - 0.0%
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/25	870,000	880,675
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 3.63%, tender 7/1/39 (b)(c)	425,000	425,000
Hawaii Gen. Oblig. Series 2020 A, 5% 7/1/25 (e)	350,000	353,155
Hawaii State Hsg. Fin. & Dev. Corp. Rev. Bonds Series 2024, 3.3%, tender 12/1/27 (b)	4,205,000	4,210,717
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/26	815,000	851,146
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	2,080,000	2,132,497
TOTAL HAWAII		7,972,515
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Series 2021 A, 5% 3/1/32	505,000	562,812
Idaho Hsg. & Fin. Assn Sales Tax Series 2023 A, 5% 8/15/25	1,465,000	1,486,113
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	25,000	25,138
TOTAL IDAHO		2,074,063
Illinois - 5.9%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/26	800,000	768,098
Chicago Board of Ed. Series 2017 F, 5% 12/1/24	5,500,000	5,500,321
Chicago Gen. Oblig.:
Series 2002 B, 5% 1/1/25	1,650,000	1,651,711
Series 2015 C:
5% 1/1/25	2,565,000	2,567,660
5% 1/1/28	1,065,000	1,079,349
Series 2020 A:
5% 1/1/25	1,500,000	1,501,555
5% 1/1/27	3,600,000	3,710,039
Series 2021 B, 4% 1/1/30	1,652,000	1,686,240
Chicago Heights Multifamily Hsg. Rev. Bonds (Olympic Village Apts. Proj.) Series 2022, 2.875%, tender 8/1/25 (b)	3,000,000	2,980,959
Chicago Midway Arpt. Rev.:
Series 2016 A, 5% 1/1/25 (e)	7,255,000	7,261,252
Series 2024 A:
5% 1/1/26 (e)	700,000	710,619
5% 1/1/27 (e)	1,000,000	1,029,599
Series 2024, 5% 1/1/25 (e)	7,500,000	7,506,464
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A:
5% 1/1/27 (e)	2,000,000	2,002,234
5% 1/1/29 (e)	3,685,000	3,689,117
Series 2015 B, 5% 1/1/31	3,000,000	3,003,844
Series 2017 D, 5% 1/1/27 (e)	85,000	87,758
Series 2022 A, 5% 1/1/25 (e)	2,340,000	2,342,113
Series 2022 C:
5% 1/1/25 (e)	2,000,000	2,001,806
5% 1/1/26 (e)	900,000	914,036
Series 2024 C:
5% 1/1/25 (e)	2,000,000	2,001,806
5% 1/1/28 (e)	5,815,000	6,082,887
Series 2024 D, 0% 1/1/25 (e)	2,000,000	2,002,955
Series 2024 E, 5% 1/1/26 (e)	2,615,000	2,655,781
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015, 5% 6/1/25	2,500,000	2,516,850
Series 2017:
5% 6/1/25	25,000	25,176
5% 6/1/25	4,200,000	4,228,308
Chicago Wastewtr. Transmission Rev. Series 2024, 5% 1/1/30 (Build America Mutual Assurance Insured) (d)	1,825,000	2,006,586
Chicago Wtr. Rev. Series 2014:
5% 11/1/26	2,750,000	2,752,708
5% 11/1/27	2,695,000	2,697,654
5% 11/1/28	2,455,000	2,457,418
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/25	50,000	50,860
5% 11/15/26	3,900,000	4,049,446
Series 2021 B:
4% 11/15/25	465,000	468,666
4% 11/15/26	4,370,000	4,455,149
Series 2022 A, 5% 11/15/25	3,220,000	3,275,366
Cook County Sales Tax Rev. Series 2024, 5% 11/15/27	500,000	530,035
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2024, 5% 12/1/29 (d)	7,000,000	7,015,128
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 B, 0% 7/15/25 (Escrowed to Maturity)	2,350,000	2,301,985
Illinois Fin. Auth.:
Bonds:
Series 2022 B1, 5%, tender 8/15/25 (b)	4,770,000	4,804,287
Series 2022 B2, 5%, tender 8/15/27 (b)	3,000,000	3,130,453
Series 2021 A, 5% 10/1/25	2,000,000	2,034,930
Series 2022 A, 5% 10/1/25	260,000	261,498
Series 2024 B, 5% 4/1/27	2,190,000	2,298,963
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	35,850
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	100,000	100,145
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	1,000,000	1,010,475
Bonds Series 2019, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 4.406%, tender 12/2/24 (b)(c)	1,905,000	1,903,309
Series 2015 A:
5% 11/15/25	170,000	172,063
5% 11/15/26	95,000	96,409
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	250,000	252,747
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	195,000	201,139
Series 2016:
5% 5/15/25	10,000	10,065
5% 12/1/25	430,000	437,498
5% 5/15/26	20,000	20,380
5% 5/15/27	140,000	143,638
Illinois Fin. Auth. Wtr. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 2020, 3.875%, tender 9/1/28 (b)	1,500,000	1,503,008
Illinois Gen. Oblig.:
Series 2014, 5% 5/1/27	500,000	500,930
Series 2016:
5% 2/1/25	4,775,000	4,787,376
5% 1/1/26	300,000	305,973
5% 2/1/26	1,235,000	1,261,479
Series 2017 A, 5% 12/1/25	710,000	723,053
Series 2017 C, 5% 11/1/29	1,000,000	1,045,980
Series 2017 D:
5% 11/1/25	920,000	935,398
5% 11/1/26	1,755,000	1,817,402
Series 2018 A:
5% 10/1/26	1,340,000	1,385,165
6% 5/1/26	880,000	915,552
Series 2018 B, 5% 5/1/25	2,500,000	2,517,895
Series 2020 B, 5% 10/1/28	1,030,000	1,099,595
Series 2020 D, 5% 10/1/25	5,000,000	5,076,536
Series 2021 A, 5% 3/1/25	1,700,000	1,706,814
Series 2022 B:
5% 3/1/25	6,080,000	6,104,369
5% 3/1/26	3,185,000	3,258,208
Series 2023 C:
5% 5/1/25	1,810,000	1,822,956
5% 5/1/26	1,500,000	1,538,957
5% 5/1/29	1,005,000	1,081,315
Series 2023 D:
5% 7/1/25	3,885,000	3,923,952
5% 7/1/26	5,000,000	5,143,777
Series 2024 B:
5% 5/1/26	1,500,000	1,538,957
5% 5/1/27	2,920,000	3,048,830
5% 5/1/28	625,000	662,974
5% 5/1/29	1,000,000	1,075,935
Series May 2014, 5% 5/1/39 (Pre-Refunded to 1/14/25 @ 100)	5,000,000	5,009,303
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds:
Series 2015, 4.18%, tender 12/5/24, LOC Fed. Home Ln. Bank, San Francisco (b)	2,425,000	2,426,718
Series 2023:
4%, tender 6/1/25 (b)	1,600,000	1,603,195
5%, tender 2/1/26 (b)	505,000	514,698
5%, tender 2/1/26 (b)	2,050,000	2,088,191
Illinois Sales Tax Rev. Series 2021 C, 5% 6/15/25	50,000	50,423
Kane, Cook & DuPage Counties School District #46 Elgin Series 2024:
5% 1/1/27	500,000	520,095
5% 1/1/30	550,000	599,078
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B, 4% 12/15/24	450,000	450,130
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2015 5% 1/1/27	395,000	395,485
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/25	110,000	109,507
0% 1/15/26	80,000	76,898
Metropolitan Pier & Exposition:
Series 1994, 0% 6/15/29 (FGIC Insured)	1,000,000	859,179
Series 2002, 0% 12/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	575,000	485,586
Series 2023 A, 5% 12/15/28	1,000,000	1,049,663
Series 2024 A, 5% 6/15/29	1,675,000	1,757,710
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Series 1996, 7% 7/1/26 (Escrowed to Maturity)	1,110,000	1,153,563
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/26 (Build America Mutual Assurance Insured)	650,000	662,557
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/26 (Escrowed to Maturity)	940,000	967,801
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	2,385,000	2,455,538
5% 6/1/28 (Pre-Refunded to 6/1/26 @ 100)	4,545,000	4,679,421
Sales Tax Securitization Corp.:
Series 2020 A, 5% 1/1/25	2,000,000	2,002,889
Series 2021 A, 5% 1/1/25	550,000	550,795
Springfield Elec. Rev. Series 2015:
5% 3/1/28	1,000,000	1,004,374
5% 3/1/29	4,500,000	4,519,683
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/24	300,000	300,012
TOTAL ILLINOIS		211,558,265
Indiana - 2.1%
East Allen County Schools Ind. Series 2024, 5% 7/15/25	1,445,000	1,459,780
East Chicago Ind. Multifamily H Bonds Series 2022, 3.69%, tender 8/1/25 (b)	10,000,000	9,996,237
Fort Wayne Redev. Auth. (Grand Wayne Ctr. Proj.) Series 2022, 4% 8/1/26	895,000	909,706
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.6%, tender 10/1/26 (b)(e)	5,000,000	5,097,135
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 3.95%, tender 12/2/24 (b)(e)	3,750,000	3,750,000
Series A, 3.95%, tender 12/2/24 (b)(e)	2,100,000	2,100,000
Indiana Fin. Auth. Health Facilities Rev. Series 2024:
5% 3/1/27	230,000	239,284
5% 3/1/28	340,000	359,302
5% 3/1/29	380,000	407,380
5% 3/1/30	500,000	542,526
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	3,810,000	3,773,760
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 M, 0.7%, tender 1/1/26 (b)	3,680,000	3,568,937
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/25	275,000	275,159
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	600,000	607,503
Series 2016, 5% 9/1/26	205,000	211,456
Indiana Hsg. & Cmnty. Dev. Auth. Series 2021 C1, 3% 1/1/52	825,000	807,526
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	705,908
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1, 5% 1/1/25 (e)	65,000	65,062
Series 2019 D, 5% 1/1/25 (e)	3,185,000	3,188,032
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (e)	1,000,000	1,016,340
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2023 I2:
5% 1/1/25 (e)	3,125,000	3,127,975
5% 1/1/26 (e)	385,000	391,291
5% 1/1/27 (e)	760,000	783,884
Marion High School Bldg. Corp. Series 2021 A:
4% 1/15/25	250,000	250,189
4% 7/15/25	255,000	256,309
Posey County Redev. Auth. Leas Series 2023, 5% 7/15/25	3,000,000	3,024,425
Purdue Univ. Rev. Series 2024 GG, 5% 7/1/25	1,650,000	1,670,506
Vinton Tecumseh School Bldg. Corp. Series 2021, 3% 7/15/25	515,000	513,663
Westfield Ind. Redev. Auth. Loc I Series 2023:
5% 1/1/25	485,000	485,568
5% 7/1/25	345,000	348,346
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(e)	24,500,000	24,931,710
TOTAL INDIANA		74,864,899
Iowa - 0.2%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	250,011
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/24 (e)	540,000	540,041
Series 2019 B, 5% 12/1/25 (e)	985,000	997,312
Mahaska County Iowa Series 2024 A, 5% 12/1/25	1,625,000	1,638,491
Pefa, Inc. Iowa Gas Proj. Rev. Bonds Series 2019, 5%, tender 9/1/26 (b)	4,000,000	4,098,812
TOTAL IOWA		7,524,667
Kansas - 0.4%
Manhattan Series 2024, 5% 6/15/28 (d)	6,000,000	6,145,831
Park City Series 2024 1, 3.625% 10/1/27	5,000,000	5,007,827
Valley Ctr. Kans Series 2023 1, 4.375% 12/1/25	2,890,000	2,890,808
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A, 5% 9/1/25	15,000	15,195
TOTAL KANSAS		14,059,661
Kentucky - 1.5%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	20,000	20,028
Series 2019, 5% 2/1/26	550,000	557,051
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	500,000	475,801
Intloc Sct Cfts Prtn. Series 2023, 4% 3/1/26	1,105,000	1,114,274
Kentucky Bond Dev. Corp. Edl. Facilities (Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	340,246
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 3.95%, tender 12/2/24 (b)(e)	2,800,000	2,800,000
Kentucky State Property & Buildings Commission Rev.:
Series 2015, 4% 8/1/25	200,000	201,315
Series B, 5% 8/1/25	300,000	303,928
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	284,542
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (b)	325,000	327,471
Series C1, 4%, tender 6/1/25 (b)	10,505,000	10,529,802
Series 2024 A:
5% 7/1/25	400,000	403,143
5% 7/1/26	500,000	510,695
5% 7/1/27	575,000	594,147
Series 2024 B:
5% 8/1/25	500,000	503,549
5% 2/1/26	300,000	303,975
5% 8/1/26	250,000	255,557
5% 2/1/27	365,000	376,002
Knott County Indl. Bldg. Rev. Bonds (Solid Waste Proj.) Series 2024, 4%, tender 4/1/25 (b)(e)(f)	8,500,000	8,503,211
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	2,015,000	2,077,690
Series 2023 A:
5% 10/1/26	700,000	722,762
5% 10/1/27	1,700,000	1,792,425
Rural Wtr. Fing. Agcy. Pub. Proj.:
Series 2023 A, 3.9% 11/1/25	2,500,000	2,499,992
Series 2024 A, 3.7% 5/1/27	5,000,000	5,020,259
Series 2024 B, 3.05% 5/1/27	5,000,000	4,952,703
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(e)	8,980,000	9,173,889
TOTAL KENTUCKY		54,644,457
Louisiana - 0.8%
Lake Charles Hbr. & Term. Rev. Bonds (Big Lake Fuels LLC Proj.) Series 2021, 1%, tender 12/1/24 (b)(e)	1,300,000	1,300,000
Louisiana Gas & Fuel Tax Rev. Bonds Series 2022 A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 3.706%, tender 5/1/26 (b)(c)	3,895,000	3,882,334
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	165,000	179,604
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 12/20/24 (b)	4,000,000	3,994,958
Louisiana Pub. Facilities Auth. Rev. Bonds (Ochsner Clinic Foundation Proj.) Series 2020 B, 5%, tender 5/15/25 (b)	7,925,000	7,977,685
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B, 5% 1/1/25 (e)	1,750,000	1,752,027
Series 2017 B:
5% 1/1/25 (e)	5,000	5,004
5% 1/1/26 (e)	215,000	218,261
Series 2017 D2, 5% 1/1/25 (e)	115,000	115,099
Series 2024 B:
5% 1/1/26 (e)	1,280,000	1,299,417
5% 1/1/27 (e)	1,430,000	1,475,230
5% 1/1/28 (e)	2,690,000	2,806,716
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	3,045,000	3,071,798
TOTAL LOUISIANA		28,078,133
Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/25	500,000	504,338
5% 7/1/26	975,000	1,001,032
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/26	250,000	253,080
TOTAL MAINE		1,758,450
Maryland - 1.6%
Baltimore Proj. Rev. Series 2017 A:
5% 7/1/28	2,000,000	2,083,350
5% 7/1/29	1,000,000	1,041,307
5% 7/1/29	755,000	786,187
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	105,000	102,794
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	130,000	130,541
Series 2022 I, 4.375% 1/1/25 (f)	12,000,000	11,999,587
Series 2023 B:
2.75% 6/1/25	3,055,000	3,038,273
2.75% 8/1/25	1,160,000	1,152,005
Series 2023 C:
3.4% 8/1/25	9,015,000	9,024,217
5.25% 11/1/25	6,000,000	6,045,869
Series 2023 D, 3.5% 1/1/26	2,805,000	2,816,607
Maryland Dept. of Trans.:
Series 2022 B, 5% 12/1/24	220,000	220,023
Series 2024 A, 5% 8/1/28 (Assured Guaranty Muni. Corp. Insured) (e)	1,450,000	1,531,276
Maryland Econ. Dev. Corp. Rev. PRG - Towson Place Properties LLC Proj.) Series 2024 A1:
5% 6/1/25	200,000	200,891
5% 6/1/26	600,000	609,244
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	4,005,000	4,008,655
Series 2023, 5% 7/1/27	1,360,000	1,416,870
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015, 5% 7/1/25	40,000	40,301
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 5% 6/1/27	500,000	527,855
Series 2022 A, 5% 6/1/26	850,000	877,004
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (e)	670,000	659,375
2.625% 6/1/27 (e)	550,000	531,054
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 3.35%, tender 12/2/24 (b)	7,500,000	7,500,000
Series 2022 A, 5% 8/1/26	1,000,000	1,037,516
TOTAL MARYLAND		57,380,801
Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	3,505,000	3,428,807
Series 2016 I:
5% 7/1/25	20,000	20,145
5% 7/1/26	20,000	20,442
Series 2019 O, 5% 12/1/24	100,000	100,008
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (e)	6,800,000	6,808,247
5% 1/1/26 (e)	7,000,000	7,008,203
Series 2017 A, 5% 7/1/25 (e)	690,000	696,851
Series 2021 B:
5% 7/1/25 (e)	1,575,000	1,590,638
5% 7/1/26 (e)	2,390,000	2,448,901
Series 2022 B:
5% 7/1/25 (e)	585,000	590,808
5% 7/1/26 (e)	365,000	373,995
5% 7/1/28 (e)	1,775,000	1,859,511
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 3%, tender 12/6/24 (Assured Guaranty Muni. Corp. Insured) (b)	8,815,000	8,815,000
Bonds Series I, 0.7%, tender 7/1/25 (b)	296,000	289,557
Massachusetts Hsg. Fin. Agcy.:
Series 2023 C2, 4% 12/1/27	1,000,000	1,006,666
Series 2024 A3, 3.6% 12/1/26	14,985,000	15,092,002
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (e)	25,000	25,197
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/27 (e)	285,000	296,217
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C, 5% 8/15/27	2,400,000	2,438,460
TOTAL MASSACHUSETTS		52,909,655
Michigan - 1.0%
Detroit Gen. Oblig. Series 2024:
5% 5/1/25	1,240,000	1,246,495
5% 5/1/26	1,130,000	1,154,477
5% 5/1/27	1,190,000	1,238,658
5% 5/1/28	650,000	687,582
5% 5/1/29	290,000	311,145
5% 5/1/30	305,000	331,501
5% 5/1/31	320,000	350,933
5% 5/1/32	335,000	370,289
Grand Traverse County Hosp. Fin. Auth. Series 2021, 5% 7/1/25	480,000	484,441
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/25	15,000	15,102
5% 5/15/26	15,000	15,353
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.43%, tender 6/27/25 (b)(c)	965,000	965,000
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	1,000,000	969,357
Ludington Area School District (Michigan School Bond Qualification and Ln. Prog.) Series 2022 II, 5% 11/1/25	1,230,000	1,254,075
Michigan Bldg. Auth. Rev. Series 2023 I, 3.28% 4/15/58 (b)	10,000,000	10,000,000
Michigan Fin. Auth. Rev.:
Bonds Series 2019 MI2, 5%, tender 2/1/25 (b)	1,750,000	1,754,562
Series 2015 D1, 0.75% 10/15/25	250,000	244,868
Series 2015 MI, 5% 12/1/24	100,000	100,009
Series 2024 A2, 5% 8/20/25	4,500,000	4,557,848
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2024, 3.8%, tender 7/1/26 (b)	2,000,000	2,011,605
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	630,000	624,454
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumers Energy Co. Proj.) Series 2019, 3.35%, tender 10/1/27 (b)(e)	3,465,000	3,464,374
Portage Pub. Schools Series 2016:
5% 5/1/25	25,000	25,196
5% 11/1/28	20,000	20,574
Wayne County Arpt. Auth. Rev. Series 2015 F:
5% 12/1/25 (e)	2,735,000	2,774,615
5% 12/1/26 (e)	465,000	471,890
Wayne State Univ. Revs. Series 2024 A, 5% 11/15/27 (Build America Mutual Assurance Insured)	500,000	531,776
TOTAL MICHIGAN		35,976,179
Minnesota - 0.9%
Central Muni. Pwr. Agcy. Rev. Series 2021, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	265,000	265,374
Maple Grove Health Care Sys. Rev. Series 2017, 5% 5/1/25	800,000	802,900
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2016, 5% 1/1/25	620,000	620,886
Series 2019 B, 5% 1/1/25 (e)	1,000,000	1,000,952
Series 2019 C, 5% 1/1/26	380,000	387,630
Series 2022 B:
5% 1/1/25 (e)	195,000	195,186
5% 1/1/26 (e)	470,000	477,680
5% 1/1/27 (e)	1,580,000	1,630,296
Series 2024 B, 5% 1/1/27 (e)	4,755,000	4,906,364
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	6,470,000	6,897,226
Minnesota Hsg. Fin. Agcy.:
Series 2022 A:
5% 8/1/25	1,155,000	1,169,655
5% 8/1/26	1,300,000	1,342,305
Series 2022 B, 5% 8/1/26	100,000	103,254
Series 2023 E, 3.875% 8/1/25	700,000	700,327
Series 2023 F, 5.75% 7/1/53	110,000	117,873
Minnesota Muni. Gas Agcy. Rev.:
Bonds Series 2022 A, 4%, tender 12/1/27 (b)	1,725,000	1,749,851
Series 2022 A, 4% 12/1/24	2,700,000	2,700,077
Minnesota Rural Wtr. Fin. Auth. Series 2023, 4.375% 4/1/25	2,000,000	1,999,025
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	35,000	35,011
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2024, 5% 1/1/25	1,000,000	1,001,279
Pelican Rapids Minn Series 2024 A, 4% 12/15/25	2,515,000	2,521,199
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	400,000	407,342
TOTAL MINNESOTA		31,031,692
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.25%, tender 3/1/27 (b)(e)	5,000,000	5,028,020
Missouri - 1.0%
Barry County Ctfs. Prtn. Law Enforcement Ctr. Proj. Series 2023:
5% 10/1/25	215,000	217,264
5% 10/1/26	550,000	563,322
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/25	15,000	15,025
5% 3/1/26	20,000	20,452
Jackson County Spl. Oblig. Series 2023 A, 5% 12/1/28	1,000,000	1,079,659
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	1,260,000	1,304,629
Missouri Health & Edl. Facilities Rev.:
Bonds:
Series 2021 B, 4%, tender 5/1/26 (b)	6,735,000	6,809,662
Series 2021 C, 5%, tender 5/1/28 (b)	10,000,000	10,617,680
Series 2018 A, 5% 6/1/25	1,435,000	1,446,588
Series 2021 A, 4% 7/1/25	500,000	502,265
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.) Series 2021 C, 3.25% 11/1/52	90,000	88,939
Series 2019, 4% 5/1/50	50,000	50,326
Missouri State Pub. Util. Commn Rev. Series 2023, 4% 12/1/24	12,025,000	12,025,084
Ozarks Technical Cmnty. College Series 2021, 5% 3/1/25	225,000	225,926
Saint Louis Arpt. Rev. Series 2019 B, 5% 7/1/25 (e)	420,000	423,644
TOTAL MISSOURI		35,390,465
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	25,000	25,198
Series 2022 A, 3% 6/1/52	245,000	240,770
Series A1, 3.5% 6/1/50	260,000	258,416
TOTAL MONTANA		524,384
Nebraska - 0.7%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	1,415,000	1,504,461
Series 2019:
2.5%, tender 8/1/25 (b)	1,000,000	990,135
4%, tender 8/1/25 (b)	11,870,000	11,904,556
Douglas County Hosp. Auth. #3 Health Facilities Rev. Series 2015, 5% 11/1/28	1,250,000	1,267,901
Gretna Ctfs. of Prtn.:
Series 2021, 4% 12/15/25	2,620,000	2,621,322
Series 2022, 5% 12/15/25	4,000,000	4,005,078
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Series 2022 A, 5% 4/1/25	2,835,000	2,851,135
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (e)	60,000	59,763
Nebraska Pub. Pwr. District Rev. Series 2016 C, 5% 1/1/25	200,000	200,266
Omaha Arpt. Auth. Arpt. Rev. Series 2024, 5% 12/15/27 (Assured Guaranty Muni. Corp. Insured) (d)(e)	1,000,000	1,047,100
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	200,620
TOTAL NEBRASKA		26,652,337
Nevada - 0.4%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2017 B, 5% 7/1/25 (e)	665,000	670,387
Series 2019 E:
5% 7/1/25	100,000	101,104
5% 7/1/27	275,000	290,426
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	2,065,000	2,062,114
Clark County School District:
Series 2017 D, 5% 6/15/25	350,000	350,809
Series 2018 A, 5% 6/15/25	315,000	317,947
Series 2021 C, 5% 6/15/25	2,655,000	2,679,836
Humboldt County Nev Poll. Cont. Rev. (Sierra Pacific Co. Projs.) Series 2016 A, 3.55% 10/1/29	335,000	340,328
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 4.15%, tender 12/2/24 (b)(e)(f)	4,900,000	4,900,000
Nevada Gen. Oblig. Series 2013 F1, 5% 3/1/25	10,000	10,013
Nevada Hsg. Division Bonds Series 2022, 5%, tender 12/1/24 (b)	1,375,000	1,375,000
Reno-Tahoe Arpt. Auth. New Arpt. Rev. Series 2024 A:
5% 7/1/27 (e)	200,000	207,671
5% 7/1/28 (e)	225,000	236,502
5% 7/1/29 (e)	580,000	616,345
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Projs.):
Series 2016 C, 4.125%, tender 10/1/29 (b)(e)	370,000	374,765
Series 2016 G, 3.625%, tender 10/1/29 (b)	270,000	273,404
TOTAL NEVADA		14,806,651
New Hampshire - 0.7%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/25	1,140,000	1,152,218
New Hampshire Health & Ed. Facilities Auth. Bonds:
Series 2015 A, 3.3%, tender 8/3/27 (b)	8,030,000	8,075,627
Series 2015 C, 3.3%, tender 8/3/27 (b)	2,750,000	2,766,264
Series 2015 D, 3.3%, tender 8/3/27 (b)	3,740,000	3,762,118
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012, 5% 7/1/27	120,000	120,048
New Hampshire St Hsg. Fin.:
Series 2023 3, 3.8% 7/1/26	1,010,000	1,018,875
Series 2023 4:
3.625% 4/1/26	215,000	216,556
3.7% 1/1/27	670,000	676,617
New Hampshire State Hsg. Fin. Rev. Bonds Series 2024 D, 3.58%, tender 7/1/25 (b)	7,000,000	7,012,846
TOTAL NEW HAMPSHIRE		24,801,169
New Jersey - 1.8%
New Brunswick Parking Auth. Rev. Series 2020 B, 5% 9/1/25	850,000	862,263
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/25	1,000,000	1,017,039
5% 11/1/26	1,100,000	1,138,285
Series 2023 RRR:
5% 3/1/25	2,680,000	2,690,453
5% 3/1/26	5,300,000	5,426,120
Series 2024 SSS:
5% 6/15/26	1,970,000	2,029,220
5% 6/15/27	155,000	162,906
Series QQQ:
5% 6/15/25	385,000	388,574
5% 6/15/26	555,000	571,684
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/25	350,000	355,948
Series 2015 B, 5.25% 7/1/25	1,285,000	1,300,267
Series 2016 AAA, 5% 6/15/26	3,375,000	3,476,456
Series 2019:
5.25% 9/1/25 (f)	3,000,000	3,045,864
5.25% 9/1/26 (f)	1,510,000	1,567,813
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 E, 0.85% 12/1/25 (e)	1,600,000	1,535,003
New Jersey Edl. Facilities Auth. Rev. Series 2023 A:
5% 9/1/27	400,000	421,842
5% 9/1/27	200,000	210,921
New Jersey Edl. Facility Series 2016 D, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,860,000	1,881,513
New Jersey Gen. Oblig.:
Series 2020 A, 4% 6/1/31	1,895,000	2,025,961
Series 2021, 2% 6/1/25	840,000	832,268
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Greystone Park Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/27	585,000	618,066
5% 9/15/28	245,000	263,509
(Marlboro Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/26	595,000	615,789
5% 9/15/29	155,000	169,406
Bonds Series 2019 B2, 5%, tender 7/1/25 (b)	150,000	151,407
Series 2016 A, 5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	1,000,000	1,029,055
Series 2019, 5% 7/1/25	600,000	606,346
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/24 (e)	1,430,000	1,430,115
Series 2017 1A, 5% 12/1/25 (e)	420,000	425,703
Series 2018 B:
5% 12/1/24 (e)	5,500,000	5,500,442
5% 12/1/25 (e)	2,225,000	2,255,210
Series 2020, 5% 12/1/24 (e)	675,000	675,054
Series 2021 A:
5% 12/1/24 (e)	330,000	330,027
5% 12/1/25 (e)	700,000	709,504
Series 2021 B:
5% 12/1/24 (e)	570,000	570,046
5% 12/1/26 (e)	1,425,000	1,468,178
Series 2023 B:
5% 12/1/25 (e)	1,800,000	1,824,440
5% 12/1/28 (e)	1,000,000	1,058,287
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C, 5% 11/1/26 (e)	1,000,000	1,024,107
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 4/1/25 (e)	150,000	150,040
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/25	2,225,000	2,239,847
5% 6/1/26	3,800,000	3,888,312
New Jersey Tpk. Auth. Tpk. Rev. Series 2024, 5% 1/1/28	455,000	486,811
New Jersey Trans. Trust Fund Auth.:
Series 2008 A, 0% 12/15/25	1,000,000	966,364
Series 2010 A:
0% 12/15/25	355,000	343,059
0% 12/15/27	145,000	131,289
Series 2016 A, 5% 6/15/27	90,000	92,533
Series 2022 AA, 5% 6/15/25	155,000	156,439
Series 2023 AA:
5% 6/15/25	2,250,000	2,270,889
5% 6/15/26	895,000	922,069
Series A, 5% 12/15/25	200,000	203,905
Newark Gen. Oblig. Series 2020 A, 5% 10/1/27	2,200,000	2,329,572
Piscataway Township Gen. Oblig. Series 2019, 2% 2/1/31	500,000	456,068
The Board of Ed. of Newark Series 2021:
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	252,728
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	309,236
TOTAL NEW JERSEY		66,864,252
New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Pub. Svc. Co. of New Mexico San Juan Proj.) Series 2010 D, 3.9%, tender 6/1/28 (b)	3,000,000	3,059,333
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	125,000	125,535
Series 2019 C, 4% 1/1/50	245,000	246,202
Series 2023 C, I 5.75% 3/1/54	295,000	318,174
New Mexico Mtg. Fin. Auth. Multi-family Hsg. Rev. Bonds (Santa Fe Apts. and Sangre De Cristo Proj.) Series 2023, 5%, tender 6/1/25 (b)	5,000,000	5,006,235
TOTAL NEW MEXICO		8,755,479
New York - 2.8%
Bellmore Union Free School District Series 2019 A, 2% 6/15/29	530,000	488,682
East Hampton Union Free School District Series 2017, 2.1% 6/1/27	340,000	325,641
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2020 B, 0.85%, tender 9/1/25 (b)	7,060,000	6,891,590
Series 2021 B, 1.5%, tender 9/1/26 (b)	470,000	450,973
Massapequa Union Free School District Series 2019, 2% 10/1/31	530,000	468,579
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	780,000	814,002
Monroe County Indl. Dev. Corp.:
(Rochester Reg'l. Health Proj.) Series 2020 A, 5% 12/1/28	1,000,000	1,063,659
(The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	361,601
New York City Gen. Oblig.:
Series 2007 C-4, 2.99%, tender 1/1/32 (Assured Guaranty Muni. Corp. Insured) (b)	225,000	225,000
Series 2007, 3%, tender 12/6/24 (Assured Guaranty Muni. Corp. Insured) (b)	1,500,000	1,500,000
Series 2008 A-3, 2.582%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	1,350,000	1,350,000
Series 2008 J11, 5% 8/1/26	260,000	269,750
Series 2018 A, 5% 8/1/26	565,000	586,186
Series 2023 F1, 5% 8/1/26	5,600,000	5,809,990
Series 2024 A, 5% 8/1/28	2,700,000	2,921,156
Series C, 5% 8/1/26	220,000	228,250
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,443,237
New York City Hsg. Dev. Corp. Bonds:
Series 2023 E2, 3.8%, tender 1/3/28 (b)	115,000	116,607
Series 2024 A2, 3.625%, tender 7/1/28 (b)	765,000	772,584
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,665,000	1,636,257
Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,820,000	1,762,424
Series 2021, 0.6%, tender 7/1/25 (b)	425,000	416,421
Series 2023 A2:
3.7%, tender 12/30/27 (b)	6,000,000	6,025,735
3.73%, tender 12/29/28 (b)	1,000,000	1,006,759
Series 2023 D, 4.3%, tender 11/1/28 (b)	375,000	385,076
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,001,329
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,365,000	1,394,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 DD, 3.3% 6/15/33 (b)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	374,812
New York City Transitional Fin. Auth. Rev.:
Series 2015 C, 5% 11/1/27	2,620,000	2,644,660
Series 2021 F1, 5% 11/1/27	775,000	827,927
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 E, 5% 2/15/26 (Pre-Refunded to 2/15/25 @ 100)	300,000	301,216
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/1/26	200,000	205,278
5% 7/1/27	500,000	522,918
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A:
4% 11/15/25	350,000	353,607
5% 11/15/26	1,055,000	1,101,513
Series 2017 A, 3% 11/15/30	425,000	421,634
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/27	1,000,000	1,007,114
Series 2016 D, 5% 11/15/27	1,070,000	1,106,024
Series 2017 B, 5% 11/15/27	1,185,000	1,257,104
Series 2017 C1, 5% 11/15/28	660,000	701,451
New York St Mtg. Agcy. Homeowner Series 2015 194, 3.35% 4/1/25 (e)	2,490,000	2,487,556
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/25 (Escrowed to Maturity)	250,000	251,013
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	201,165
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 4.05%, tender 12/6/24 (AMBAC Insured) (b)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	375,000	365,255
Series 2021 J2, 1.1%, tender 5/1/27 (b)	980,000	914,964
Series 2021 K2, 1%, tender 11/1/26 (b)	135,000	127,534
Series 2023 E2:
3.8%, tender 5/1/27 (b)	670,000	671,980
3.875%, tender 5/1/28 (b)	120,000	120,803
Series 2024 A, 3.375%, tender 11/1/27 (b)	7,285,000	7,296,751
Series J, 0.75% 5/1/25	130,000	127,917
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2023 251:
3.65% 10/1/25 (e)	535,000	536,140
3.7% 4/1/26 (e)	955,000	946,995
Series 2024 262:
3.7% 10/1/25 (e)	610,000	611,547
3.75% 4/1/26 (e)	295,000	295,526
3.8% 10/1/26 (e)	680,000	682,526
3.85% 4/1/27 (e)	775,000	778,789
Series 221, 3.5% 10/1/32 (e)	30,000	29,631
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/27 (e)	2,500,000	2,570,115
(Delta Airlines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/26 (e)	2,500,000	2,535,997
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/25 (e)	3,050,000	3,092,944
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/27 (e)	1,025,000	1,069,549
Series 2022:
5% 12/1/26 (e)	5,870,000	6,047,998
5% 12/1/27 (e)	1,915,000	1,998,231
New York Urban Dev. Corp. Rev.:
Series 2016 A, 5% 3/15/29 (Pre-Refunded to 3/15/26 @ 100)	420,000	432,372
Series 2017 C, 5% 3/15/26	1,060,000	1,091,431
NY Payroll Mobility Tax Bonds:
Series 2021 A2:
2%, tender 5/15/26 (b)	1,285,000	1,253,077
2%, tender 5/15/28 (b)	450,000	424,504
Series 2021 B, 5%, tender 5/15/26 (b)	5,000,000	5,148,764
Series 2021 C, 5%, tender 5/15/26 (b)	4,200,000	4,324,961
Suffolk County Gen. Oblig.:
Series 2022 A, 5% 6/15/25	295,000	298,258
Series 2022 B:
5% 10/1/25	340,000	346,019
5% 10/1/26	175,000	182,370
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	1,680,000	1,692,275
Yonkers Gen. Oblig.:
Series 2021 A, 5% 2/15/26 (Assured Guaranty Muni. Corp. Insured)	400,000	410,506
Series 2021 B, 5% 2/15/26	320,000	328,596
TOTAL NEW YORK		102,534,805
New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/25 (e)	1,000,000	1,012,765
Series 2015 193, 5% 10/15/27 (e)	1,130,000	1,142,206
Series 2016 195:
5% 10/1/25 (e)	1,065,000	1,077,893
5% 10/1/26 (e)	525,000	540,654
Series 2018, 5% 9/15/25 (e)	2,075,000	2,098,597
Series 2023 242:
5% 12/1/24 (e)	2,430,000	2,430,154
5% 12/1/25 (e)	8,525,000	8,652,670
5% 12/1/26 (e)	4,640,000	4,782,493
5% 12/1/27 (e)	5,000,000	5,248,250
Series 207, 5% 9/15/26 (e)	1,205,000	1,239,913
Series 223, 5% 7/15/25 (e)	885,000	892,706
TOTAL NEW YORK AND NEW JERSEY		29,118,301
North Carolina - 1.1%
Atrium Health Bonds:
Series 2018 B, 1.95%, tender 11/1/29 (b)	3,075,000	2,809,657
Series 2018 C, 3.45%, tender 10/31/25 (b)	2,805,000	2,810,998
Series 2018 E, 0.8%, tender 10/31/25 (b)	1,500,000	1,459,050
Series 2021 B, 5%, tender 12/2/24 (b)	4,285,000	4,290,286
Series 2023 D, 3.625%, tender 6/15/27 (b)	2,350,000	2,374,201
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/25 (e)	100,000	100,868
Series 2023 B:
5% 7/1/26 (e)	455,000	467,148
5% 7/1/28 (e)	400,000	421,689
5% 7/1/29 (e)	1,150,000	1,227,583
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	301,538
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series 2015 B, 5% 10/1/55 (Pre-Refunded to 10/1/25 @ 100)	9,750,000	9,912,306
Bonds (Republic Svcs., Inc. Proj.) Series 2013, 3.9%, tender 12/16/24 (b)(e)	5,000,000	4,999,928
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/26	1,850,000	1,858,657
Series 2019, 5% 3/1/25	335,000	336,597
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/25	200,000	200,285
Series 2015, 5% 1/1/30 (Pre-Refunded to 1/1/26 @ 100)	2,050,000	2,087,897
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2020 A, 5% 6/1/26 (e)	1,000,000	1,022,296
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/27	2,460,000	2,553,279
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2017 A, 5% 5/1/27 (e)	745,000	773,743
Series 2020 A, 5% 5/1/27 (e)	130,000	135,016
TOTAL NORTH CAROLINA		40,143,022
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2023 F, 6.25% 1/1/54	70,000	76,552
Ohio - 1.3%
Allen County Hosp. Facilities Rev. Bonds Series 2022 B1, 5%, tender 8/3/27 (b)	5,000,000	5,229,088
American Muni. Pwr., Inc. Rev. Series 2023 A:
5% 2/15/25	320,000	321,174
5% 2/15/26	1,775,000	1,817,371
Butler County Hosp. Facilities Rev. Series 2017:
5% 11/15/25	1,500,000	1,509,018
5% 11/15/27	1,040,000	1,069,416
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	395,000	395,496
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	10,000	10,014
Series 2018 A:
5% 1/1/25 (e)	1,425,000	1,426,380
5% 1/1/26 (e)	290,000	294,801
5% 1/1/27 (e)	2,990,000	3,081,535
Series 2019 B, 5% 1/1/27 (e)	350,000	360,715
Columbus-Franklin County Fin. Auth. Bonds (Dering Family Homes Proj.) Series 2023, 5%, tender 2/1/27 (b)	765,000	788,685
Dayton City School District Ctfs. Prtn. Series 2021, 3% 12/1/24	165,000	164,993
Franklin County Rev. Bonds Series 2013 OH, 3.55%, tender 2/3/25 (b)	1,000,000	1,000,485
Hamilton County Swr. Sys. Rev. Series 2024 B:
5% 12/1/24	1,560,000	1,560,149
5% 12/1/25	700,000	714,413
Lancaster Port Auth. Gas Rev. Bonds Series 2024 A, 5%, tender 8/1/30 (b)	2,765,000	2,964,312
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/25	310,000	313,345
5% 8/1/26	535,000	551,109
Ohio Air Quality Dev. Auth. Rev.:
(American Elec. Pwr. Co. Proj.) Series 2014 D, 3.2% 5/1/26	3,275,000	3,252,261
Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(e)	9,140,000	9,281,298
Series 2014 C, 3.7% 12/1/27 (e)	3,575,000	3,560,513
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	605,000	580,781
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/26	500,000	511,811
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	25,000	25,309
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	255,000	280,594
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,055,000	1,058,958
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/25	35,000	35,085
5% 2/15/26	405,000	411,498
Series 2019, 5% 2/15/29	600,000	618,602
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	509,976
3% 12/1/24	425,000	424,980
Univ. of Cincinnati Gen. Receipts Series 2024 C, 5% 6/1/26	1,250,000	1,287,876
TOTAL OHIO		45,412,041
Oklahoma - 1.1%
Cleveland County Edl. Facilities Auth.:
(Moore Pub. Schools Proj.) Series 2021, 4% 6/1/25	295,000	295,922
(Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	3,500,000	3,528,052
Creek County Okla Edl. Facilities Authe (Bristow Pub. Schools Proj.) Series 2024:
5% 9/1/27	2,650,000	2,772,046
5% 9/1/29	2,000,000	2,141,926
Dewey County Okla Edl. Facilities Authe (Seiling Pub. Schools Proj.) Series 2016, 5% 9/1/26	1,230,000	1,270,387
Jackson County Facilities Auth. Rev. (Jackson County Courthouse Proj.) Series 2022, 3% 10/1/25	730,000	725,755
Mcintosh County Edl. Facilities Auth. (Checotah Pub. School Proj.) Series 2022, 2% 9/1/25	650,000	640,142
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	5,990,000	6,008,883
Oklahoma Dev. Fin. Auth. Health Sys. Rev.:
Series 2015 A, 5% 8/15/27	1,590,000	1,604,886
Series 2020 C, 3.6% 8/15/31 (b)	7,115,000	7,115,000
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2024, 3.35%, tender 12/1/26 (b)	2,280,000	2,281,410
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	50,000	54,988
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	55,000	61,968
Oklahoma St Inds. Auth. Edl. Facilities (Oklahoma City Pub. Schools Proj.) Series 2024:
5% 4/1/27	3,230,000	3,384,213
5% 4/1/29	3,000,000	3,254,470
Payne County Econ. Dev. Auth. (Stillwater Pub. Schools Proj.) Series 2024, 5% 9/1/28	3,000,000	3,213,211
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020, 4% 9/1/25	690,000	693,674
Washington County Okla Edl. Facsa (Dewey Pub. Schools Proj.) Series 2023, 5% 9/1/27	455,000	472,660
TOTAL OKLAHOMA		39,519,593
Oregon - 0.5%
Marion & Polk Counties Salem-Keizer School District #24J Series 2020, 0% 6/15/28	370,000	328,116
Multnomah County Hosp. Facilities Auth. Rev. Bonds Series 2019, 5%, tender 3/1/25 (b)	6,185,000	6,187,919
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 2023 232, 3.8%, tender 6/15/28 (b)	2,000,000	2,022,687
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.) Series 2016 A, 5% 10/1/29	1,000,000	1,020,892
Oregon Gen. Oblig. Series 2024 D, 5% 6/1/28	2,500,000	2,697,833
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/24	150,000	150,003
4% 12/1/25	150,000	151,114
Port of Portland Arpt. Rev.:
Series 2022, 5% 7/1/25 (e)	2,115,000	2,131,525
Series 2024 30B:
5% 7/1/28 (e)	720,000	758,543
5% 7/1/29 (e)	2,860,000	3,050,445
Series 26 C, 5% 7/1/26 (e)	1,150,000	1,178,023
Salem Hosp. Facility Auth. Rev. (Cap. Manor Proj.) Series 2022, 5% 5/15/26	135,000	136,219
TOTAL OREGON		19,813,319
Pennsylvania - 2.8%
Allegheny County Arpt. Auth. Rev. Series 2023 A, 5% 1/1/27 (Assured Guaranty Muni. Corp. Insured) (e)	680,000	701,646
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series 2017 E, 0.700% x SIFMA Municipal Swap Index 3.88%, tender 5/15/27 (b)(c)	4,000,000	3,966,604
Series 2021 B, 5% 10/15/25	740,000	751,803
Commonwealth Fing. Auth. Tobacco Series 2018, 5% 6/1/25	1,755,000	1,769,239
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2022, 5% 1/1/25	1,805,000	1,807,561
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	4,975,000	5,145,288
Lancaster Muni. Auth. (Garden Spot Village Proj.) Series 2024 A:
5% 5/1/27	200,000	207,680
5% 5/1/28	210,000	221,084
Laurel Highlands School District Series 2021, 4% 2/1/25	345,000	345,227
Lycoming County Auth. Rev. Bonds Series 2013 S2, 3.85%, tender 11/1/35 (b)	2,000,000	2,003,316
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/26	1,250,000	1,282,925
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2014, 3.8%, tender 1/2/25 (b)(e)	10,700,000	10,701,392
(Waste Mgmt., Inc. Proj.) Series 2013, 4.25%, tender 2/3/25 (b)(e)	8,500,000	8,504,124
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 4.25%, tender 8/1/25 (b)(e)	11,300,000	11,304,475
Series 2021 A2, 4.6%, tender 10/1/26 (b)(e)	9,005,000	9,095,674
Pennsylvania Gen. Oblig.:
Series 2018:
3.2% 3/1/29	640,000	643,297
3.35% 3/1/30	950,000	956,559
5% 3/1/28	1,215,000	1,303,053
Series 2019, 5% 7/15/26	1,650,000	1,706,095
Series 2021, 5% 5/15/27	2,300,000	2,425,762
Series 2023:
5% 9/1/26	6,590,000	6,840,755
5% 9/1/27	1,000,000	1,061,426
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B, 5% 4/1/25 (e)	180,000	180,573
Series 2021 137:
5% 4/1/25	200,000	201,192
5% 10/1/26	280,000	289,353
Series 2022 138, 5% 4/1/25	2,415,000	2,429,395
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2023, NULL 3.18%, tender 7/15/26 (b)	8,000,000	8,002,257
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2017 B2:
5% 6/1/28	410,000	431,472
5% 6/1/29	690,000	725,241
Series 2022 B:
5% 12/1/24	695,000	695,063
5% 12/1/25	425,000	433,372
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/26 (e)	1,000,000	1,009,377
Series 2017 B:
5% 7/1/25 (e)	440,000	443,919
5% 7/1/26 (e)	3,360,000	3,451,803
Series 2020 C, 5% 7/1/25 (e)	2,450,000	2,471,819
Series 2021:
5% 7/1/25 (e)	4,245,000	4,282,805
5% 7/1/28 (e)	3,170,000	3,337,509
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/25	420,000	425,138
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	5,000	5,022
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	5,000	5,128
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,205
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,234
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/25	340,000	342,095
5% 5/1/26	320,000	327,748
Township of East Vincent Gen. Oblig. Series 2021, 3% 12/1/24	250,000	249,990
TOTAL PENNSYLVANIA		102,495,695
Rhode Island - 0.2%
Providence Pub. Bldgs Auth. (Cap. Impt. Prog. Projs.) Series 2024 A, 5% 9/15/27	1,000,000	1,052,689
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/25	120,000	120,631
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	130,000	131,009
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2024:
5% 6/1/28	350,000	374,631
5% 6/1/29	350,000	380,506
5% 6/1/30	335,000	369,403
5% 6/1/31	350,000	390,156
5% 6/1/32	465,000	523,457
Rhode Island Health And Educat Series 2024 G:
5% 5/15/28 (Build America Mutual Assurance Insured)	900,000	962,034
5% 5/15/29 (Build America Mutual Assurance Insured)	800,000	869,517
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	45,000	45,184
Series 2022 76 A:
5% 4/1/27	35,000	36,605
5% 4/1/28	250,000	266,414
5% 4/1/29	300,000	323,775
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (e)	855,000	866,357
Series 2019 A:
5% 12/1/26 (e)	570,000	583,946
5% 12/1/28 (e)	490,000	512,408
Series A, 4% 12/1/26 (e)	145,000	144,018
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	75,541
5% 6/1/27	20,000	20,150
TOTAL RHODE ISLAND		8,048,431
South Carolina - 0.4%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	25,000	25,218
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	65,000	65,458
Series 2023 B, 6% 1/1/54	145,000	159,612
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Bonds Series 2020 B, 5%, tender 10/1/25 (b)	200,000	202,605
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (e)	1,260,000	1,270,939
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (e)	7,470,000	7,545,485
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	445,000	449,497
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	1,075,000	1,085,863
Series 2019 B, 5% 7/1/26 (e)	185,000	190,253
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/25	190,000	190,129
Series 2015 A, 5% 12/1/25	115,000	115,894
Series 2020 A:
5% 12/1/24	40,000	40,003
5% 12/1/24 (Escrowed to Maturity)	230,000	230,022
5% 12/1/24 (Escrowed to Maturity)	95,000	95,009
Series 2021 A:
5% 12/1/24	375,000	375,025
5% 12/1/25	850,000	863,147
Series 2022 C, 5% 12/1/25	360,000	365,568
Series 2022 E:
5% 12/1/25	150,000	152,320
5% 12/1/26	170,000	176,760
Series 2024 A:
5% 12/1/27	550,000	583,401
5% 12/1/28	550,000	592,520
TOTAL SOUTH CAROLINA		14,774,728
South Dakota - 0.5%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021, 3% 4/1/25	500,000	498,602
South Dakota Hsg. Dev. Auth.:
Bonds Series 2023 J, 3.875%, tender 12/12/24 (b)	17,800,000	17,802,707
Series 2017 D, 4% 11/1/47	290,000	290,295
Series 2023 G, 6.25% 5/1/55	100,000	109,365
TOTAL SOUTH DAKOTA		18,700,969
Tennessee - 1.3%
Chattanooga Health Edl. & Hsg. Bonds:
(One Westside Phase 1B Proj.) Series 2024, 3.6%, tender 6/1/28 (b)	4,090,000	4,128,637
(Shallowford Proj.) Series 2023, 3.8%, tender 12/1/26 (b)	2,000,000	2,024,294
Jackson Hosp. Rev. Series 2015, 5% 4/1/27	5,750,000	5,776,735
Johnson City Health & Edl. Hosp. Rev. Series 2023 A:
5% 7/1/25	1,250,000	1,260,485
5% 7/1/26	400,000	410,369
Knoxville County Tenn Health Edl. Bonds (The Pine Apts. Proj.) Series 2024, 3.1%, tender 9/1/27 (b)	2,315,000	2,306,744
Memphis Health, Edl. & Hsg. Facilities Board Series 2020, 4% 12/1/24	9,500,000	9,500,249
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B, 5% 7/1/25 (e)	2,200,000	2,219,086
Series 2021 A, 5% 7/1/25 (e)	2,750,000	2,773,858
Series 2021 C, 1.875% 7/1/25 (e)	675,000	663,967
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2019 B:
5% 7/1/25 (e)	1,910,000	1,926,570
5% 7/1/26 (e)	1,695,000	1,740,255
Series 2022 B, 5% 7/1/26 (e)	600,000	616,020
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2017, 4% 7/1/28	1,440,000	1,482,354
Tennessee Energy Acquisition Corp. Bonds:
Series 2018, 4%, tender 11/1/25 (b)	3,500,000	3,514,377
Series 2023 A1, 5%, tender 5/1/28 (b)	3,000,000	3,123,052
Tennessee Hsg. Dev. Agcy.:
Bonds Series 2024, 3.5%, tender 10/1/25 (b)(d)	1,500,000	1,500,167
Series 2015 A, 3.5% 7/1/45	95,000	94,610
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	205,000	201,210
TOTAL TENNESSEE		45,263,039
Texas - 8.2%
Alvin Independent School District Series 2024, 5% 2/15/29	750,000	818,376
Andrews County Hosp. District Series 2021, 5% 3/15/26	1,430,000	1,459,505
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020, 5% 12/15/24	550,000	550,311
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2024 B, 5%, tender 9/1/27 (b)	1,050,000	1,097,994
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (e)	715,000	716,419
Series 2019, 5% 11/15/25 (e)	3,230,000	3,277,390
Austin Elec. Util. Sys. Rev. Series 2024, 5% 11/15/28 (d)	1,750,000	1,900,684
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	960,000	961,501
Boerne Independent School District Bonds:
Series 2023, 3.125%, tender 2/1/27 (b)	6,945,000	6,926,637
Series 2024, 4%, tender 2/1/28 (b)	1,295,000	1,330,701
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2021, 3.48%, tender 6/1/25 (b)	2,000,000	1,999,891
Series 2024, 3.125%, tender 9/1/27 (b)	2,660,000	2,652,940
Central Reg'l. Mobility Auth.:
Series 2016, 5% 1/1/26	75,000	76,557
Series 2020 B:
5% 1/1/25	125,000	125,151
5% 1/1/26	125,000	127,461
Series 2020 F, 5% 1/1/25	7,540,000	7,553,647
Series 2021 C, 5% 1/1/27	1,905,000	1,942,865
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	5,785,000	5,798,197
Clifton Higher Ed. Fin. Corp. Ed. Rev.:
Series 2022 A, 5% 8/15/26	475,000	486,453
Series 2024:
5% 8/15/26	325,000	335,759
5% 8/15/27	340,000	358,528
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2023 B, 5% 11/1/25	5,000,000	5,092,512
Series 2023 C, 5% 11/1/26 (e)	1,800,000	1,854,901
Dallas Gen. Oblig.:
Series 2023 A:
5% 2/15/25	1,170,000	1,174,349
5% 2/15/26	3,250,000	3,331,981
Series 2024 A:
5% 2/15/25	7,800,000	7,828,994
5% 2/15/26	7,800,000	7,996,753
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2023:
5%, tender 12/1/25 (b)	400,000	406,453
5%, tender 3/1/26 (b)	1,080,000	1,093,865
Series 2024, 5%, tender 8/1/26 (b)	1,785,000	1,836,340
Dallas Tex Spl. Tax Rev. Bonds Series 2023, 6%, tender 8/15/28 (b)(f)	8,500,000	8,527,601
Denton Independent School District Series 2016, 0% 8/15/25	35,000	34,243
East Downtown Redev. Auth. Series 2021, 5% 9/1/26	300,000	304,755
El Paso Gen. Oblig. Series 2024:
5% 8/15/26	840,000	871,956
5% 8/15/27	600,000	636,081
El Paso Wtr. & Swr. Rev. Series 2017, 5% 3/1/30	1,000,000	1,045,733
Energy Acquisition Pub. Facility Corp. Series 2007, 5.5% 8/1/25	1,075,000	1,085,338
Forney Independent School District Series 2021 B, 5% 8/15/25	1,010,000	1,024,296
Fort Bend County Gen. Oblig. Series 2015 B, 5% 3/1/29	3,455,000	3,468,388
Fort Bend County Tex Muni. Util. Di Series 2022, 5.25% 9/1/26	1,005,000	1,042,141
Fort Bend Independent School District:
Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	3,080,000	3,025,909
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,080,000	1,965,644
Series 2024 B, 4%, tender 8/1/27 (b)	10,000,000	10,219,504
Garland Elec. Util. Sys. Rev. Series 2024, 5% 3/1/28 (Assured Guaranty Muni. Corp. Insured) (d)	1,400,000	1,492,307
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	500,000	479,148
Hale Ctr. Ed. Facilities Corp. (Wayland Baptist Univ. Proj.) Series 2022, 5% 3/1/25	475,000	475,863
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2020 A, 0.9%, tender 5/15/25 (b)	3,180,000	3,132,926
Series 2014 A, 5% 12/1/26	120,000	120,000
Series 2020 A, 4% 7/1/25	250,000	251,175
Harris County-Houston Sports Auth. Rev. Series 2024 B, 5% 11/15/25	4,000,000	4,065,845
Houston Arpt. Sys. Rev.:
Series 2018 C:
5% 7/1/25 (e)	1,900,000	1,914,845
5% 7/1/27 (e)	2,065,000	2,146,276
Series 2021 A, 5% 7/1/26 (e)	1,250,000	1,280,460
Series 2023 A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured) (e)	2,000,000	2,051,843
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured) (e)	4,000,000	4,216,890
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev.:
Series 2015, 5% 9/1/27	1,215,000	1,216,704
Series 2021:
4% 9/1/25	215,000	216,231
4% 9/1/26	275,000	279,596
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	3,940,000	4,019,690
Houston Independent School District:
Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	4,775,000	4,783,728
Series 2023 C, 4%, tender 6/1/25 (b)	8,765,000	8,802,476
Series 2017, 5% 2/15/27	3,015,000	3,165,200
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/25	1,750,000	1,784,798
Series 2021 A, 5% 11/15/27	1,000,000	1,064,808
Series 2024 A, 5% 11/15/25	4,000,000	4,079,538
Katy Independent School District Bonds Series 2021 C, 4%, tender 8/15/26 (b)	6,000,000	6,088,005
Kilgore Independent School District Bonds Series 2022, 2%, tender 8/15/25 (b)	4,000,000	3,961,792
Las Varas Pub. Facilities Corp. Multi Fam Hsg. Rev. Series 2022, 3.75% 11/1/25 (b)	3,100,000	3,101,332
Leander Independent School District Series 2023 A, 0% 2/15/27	1,000,000	932,830
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/25 (e)	1,000,000	1,014,876
Series 2017, 5% 11/1/25 (e)	730,000	740,860
Series 2021:
5% 11/1/25 (e)	5,125,000	5,201,240
5% 11/1/26 (e)	405,000	415,534
5% 11/1/27 (e)	415,000	433,092
Lower Colorado River Auth. Rev.:
(LCRA Transmission Servces Corp. Proj.) Series 2022, 5% 5/15/26	700,000	720,423
(LCRA Transmission Svcs. Corp. Proj.):
Series 2020:
5% 5/15/25	510,000	514,148
5% 5/15/26	1,250,000	1,286,470
Series 2021, 5% 5/15/26	3,160,000	3,252,197
Mc Kinney Tex Series 2023 A:
5% 8/15/27	180,000	190,728
5% 8/15/28	350,000	378,279
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020 A, 4%, tender 12/2/24 (b)(e)	9,300,000	9,300,000
New Caney Independent School District Series 2024, 5% 2/15/29 (d)	1,400,000	1,527,636
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	56,106
North East Texas Independent School District:
Bonds Series 2024, 3.75%, tender 8/1/27 (b)	4,070,000	4,122,168
Series 2015, 3% 8/1/27	920,000	919,491
North Texas Tollway Auth. Rev.:
Series 2017 A, 5% 1/1/26	65,000	65,093
Series 2019 B, 5% 1/1/25	325,000	325,449
Series 2020 A, 5% 1/1/25	265,000	265,385
Series 2021 B, 5% 1/1/26	695,000	710,237
Series 2023 A, 5% 1/1/27	275,000	287,880
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	820,000	806,389
Series 2023 B, 3%, tender 8/1/26 (b)	5,220,000	5,193,524
Series 2024 B, 3.45%, tender 8/1/27 (b)	8,835,000	8,903,454
Pecos Barstow Toyah Independent School District Series 2023, 5% 2/15/25	1,250,000	1,254,467
Plainview Tex Independent School District Bonds Series 2020 B, 4%, tender 8/15/26 (b)	2,000,000	2,016,747
Port of Houston Auth. Series 2023, 5% 10/1/26	955,000	992,836
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	2,900,000	2,929,072
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/25 (e)	400,000	403,677
5% 7/1/26 (e)	500,000	514,051
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2015 A, 1.75%, tender 12/1/24 (b)	2,000,000	2,000,000
Series 2018, SIFMA Municipal Swap Index + 0.870% 4.05%, tender 12/5/24 (b)(c)	4,065,000	4,061,257
Series 2022, 2%, tender 12/1/27 (b)	1,555,000	1,468,949
Series 2023, 3.65%, tender 12/1/26 (b)	4,000,000	4,034,304
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	330,937
Series 2022, 5% 2/1/26	545,000	557,818
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	4,250,000	3,992,833
Sinton Tex Independent School District Bonds Series 2022, 4%, tender 8/15/25 (b)	4,000,000	4,017,088
Smha Fin. Pub. Facilities Corp. Tex Mult Bonds Series 2024, 3.7%, tender 7/1/27 (b)	3,695,000	3,737,155
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	200,678
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	10,725,000	10,965,495
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	535,000	537,008
5% 2/15/26	35,000	35,895
Texarkana Tex Independent School District Bonds Series 2024, 4%, tender 8/15/26 (b)(d)	2,835,000	2,830,404
Texas A&M Univ. Rev. Series 2021 A, 5% 5/15/26	725,000	747,806
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 3.625%, tender 1/1/27 (b)	1,120,000	1,127,628
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	645,000	710,723
Texas Gen. Oblig.:
Series 2015, 5% 8/1/26 (e)	7,875,000	7,951,927
Series 2019:
4% 8/1/25 (e)	3,005,000	3,015,304
5% 8/1/25 (e)	2,805,000	2,832,845
Texas Muni. Gas Acquisitio Series 2024:
5% 1/1/26	1,000,000	1,015,890
5% 1/1/27	500,000	516,810
Texas Muni. Gas Acquisition & Supply Corp. Series 2023 B:
5.25% 1/1/25	895,000	895,991
5.25% 1/1/27	1,070,000	1,111,089
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,750,000	3,580,569
Texas Trans. Commission State Hwy. Fund Rev. Series 2016 A, 5% 10/1/25	3,210,000	3,264,437
Univ. of Houston Univ. Revs. Series 2022 A, 5% 2/15/25	1,620,000	1,625,982
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/25	400,000	400,676
Waco Gen. Oblig. Series 2022, 5% 2/1/26	2,065,000	2,114,045
Wise County Tex Lease Rev. Series 2021, 5% 8/15/27	1,000,000	1,039,044
TOTAL TEXAS		294,951,106
Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2018 A:
5% 7/1/25 (e)	3,500,000	3,526,341
5% 7/1/26 (e)	2,000,000	2,047,185
Series 2023 A:
5% 7/1/25 (e)	700,000	705,268
5% 7/1/26 (e)	2,390,000	2,446,386
5% 7/1/28 (e)	1,000,000	1,052,497
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	2,430,000	2,494,339
Utah Hsg. Corp. Multi-family Hsg. Rev. Series 2024 B, 3.4%, tender 8/1/27 (b)(d)	1,500,000	1,502,221
TOTAL UTAH		13,774,237
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2024 E2, 3.5% 11/1/26	5,110,000	5,119,298
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (e)	1,300,000	1,309,712
Series 2020 A, 5% 6/15/27 (e)	665,000	684,482
TOTAL VERMONT		7,113,492
Virginia - 2.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series 2023 A, 5% 1/1/26	3,975,000	4,057,279
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Compnay Proj.) Series 2008 A, 3.65%, tender 10/1/27 (b)	4,040,000	4,105,292
Chesapeake Hosp. Auth. Hosp. Facility Rev. Series 2019, 5% 7/1/26	2,000,000	2,057,451
Chesterfield County Series 2015 B, 3% 1/1/26	5,000,000	4,995,443
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	170,000	176,222
Halifax County Indl. Dev. Auth. Bonds (Virgina Elec. and Pwr. Co. Proj.) Series 2010 A, 3.8%, tender 5/28/27 (b)	1,015,000	1,033,169
Loudoun County Gen. Oblig.:
Series 2020 A, 5% 12/1/24	1,470,000	1,470,155
Series 2020 B, 5% 12/1/25	305,000	311,795
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	4,000,000	3,869,962
Southampton County Indl. Bonds (PRTA-Virginia One, LLC Proj.) Series 2023, 4.875%, tender 12/12/24 (b)(e)	18,600,000	18,599,894
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/25	20,000	20,154
5% 6/15/26	35,000	35,863
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series 2023, 3.9%, tender 7/1/25 (b)	2,905,000	2,905,177
Virginia Port Auth. Commonwealth Port Rev. Series 2015:
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100) (e)	4,230,000	4,267,941
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100) (e)	500,000	504,485
5% 7/1/38 (Pre-Refunded to 7/1/25 @ 100) (e)	500,000	504,485
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100) (e)	300,000	302,605
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 C, 5% 8/1/25 (e)	4,500,000	4,552,972
Series 2019 B:
5% 8/1/25 (e)	3,375,000	3,414,729
5% 8/1/26 (e)	2,410,000	2,484,498
Virginia Small Bus. Fing. A Bonds (Pure Salmon Virginia LLC Proj.) Series 2022, 4%, tender 11/20/25 (b)(e)	6,300,000	6,304,839
Virginia St Hsg. Dev. Auth. Ho Bonds Series 2024 F, 3.625%, tender 4/1/26 (b)	7,000,000	7,001,057
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 3.8%, tender 5/28/27 (b)	2,000,000	2,035,801
TOTAL VIRGINIA		75,011,268
Washington - 1.2%
King County Hsg. Auth. Rev.:
Series 2020, 3% 6/1/25	275,000	274,210
Series 2021, 3% 12/1/25	825,000	822,007
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	4,925,000	4,785,920
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28	120,000	122,279
Series 2023 A2, 5% 1/1/28	65,000	67,367
Port of Seattle Rev.:
Series 2015 C, 5% 4/1/25 (e)	2,000,000	2,001,245
Series 2016, 5% 2/1/25	290,000	290,876
Series 2018 A:
5% 5/1/26 (e)	455,000	464,939
5% 5/1/27 (e)	2,140,000	2,221,554
Series 2019:
5% 4/1/25 (e)	280,000	281,188
5% 4/1/26 (e)	500,000	510,183
Series 2021 C:
5% 8/1/25 (e)	390,000	393,618
5% 8/1/27 (e)	200,000	208,447
5% 8/1/29 (e)	645,000	688,326
Series 2022 B:
5% 8/1/25 (e)	1,335,000	1,347,385
5% 8/1/26 (e)	835,000	856,995
Seattle Hsg. Auth. Rev.:
(Juniper Apts. Proj.) Series 2023, 5% 6/1/27	650,000	668,688
(Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,660,907
Skagit County Wash Pub. Hosp. District Series 2016, 4% 12/1/26	1,300,000	1,309,383
Snohomish Co. Wash 015 Edmds Series 2024, 5% 12/1/25	5,100,000	5,207,197
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	25,000	25,036
5% 1/1/26	35,000	35,801
Univ. of Washington Univ. Revs. Series 2021 C:
5% 4/1/26	260,000	267,422
5% 4/1/26	740,000	761,505
Washington Gen. Oblig.:
Series 2015 E, 5% 7/1/25 (Pre-Refunded to 1/1/25 @ 100)	2,230,000	2,233,224
Series R 2020 A, 5% 1/1/25	250,000	250,373
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	206,405
5% 8/15/26	115,000	116,915
5% 8/15/27	50,000	52,009
Bonds Series 2019 B2, 5%, tender 8/1/25 (b)	8,870,000	8,891,943
Series 2015 B, 5% 8/15/27	1,500,000	1,516,235
Series 2015, 5% 7/1/27	1,250,000	1,260,050
Washington Hsg. Fin. Commission Series 2021 2N, 5% 6/1/25	945,000	952,672
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds:
(Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	805,000	825,166
(Grata at Totem Lake Apts. Proj.) Series 2024, 3.83%, tender 3/1/25 (b)	1,300,000	1,300,621
TOTAL WASHINGTON		42,878,091
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2009 B, 3.75%, tender 6/1/25 (b)	1,275,000	1,276,121
Series 2015 A, 3.375%, tender 6/15/28 (b)	2,000,000	1,991,258
(Appalachian Pwr. Co. Amos Proj.) Series 2010 A, 0.625%, tender 12/15/25 (b)	2,000,000	1,914,385
TOTAL WEST VIRGINIA		5,181,764
Wisconsin - 1.4%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	300,273
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	1,938,718
Milwaukee County Arpt. Rev. Series 2023 A, 5% 12/1/24 (e)	700,000	700,057
Milwaukee Gen. Oblig.:
Series 2016, 2% 3/1/27	1,610,000	1,542,710
Series 2022 N3, 5% 4/1/25 (Assured Guaranty Muni. Corp. Insured)	3,220,000	3,236,619
Series 2023 N3, 5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,690,000	1,801,512
Oak Creek Gen. Oblig. Series 2024 A, 4% 4/1/26	1,805,000	1,802,837
PMA Levy & Aid Anticipation Nts Prog. Series 2024 A, 5% 9/24/25	2,500,000	2,539,909
Pub. Fin. Auth. Hosp. Rev. Series 2020 A:
%	375,000	377,290
5% 6/1/26	515,000	525,215
Pub. Fin. Auth. Wis Pollutionc Bonds (Duke Energy Progress Proj.) Series 2022 A, 3.3%, tender 10/1/26 (b)	3,300,000	3,299,121
Racine County Gen. Oblig. Series 2024, 6% 6/1/25	1,000,000	1,013,103
Racine Unified School District Series 2021, 2% 4/1/25	600,000	595,960
Sharon Wis Util. Sys. Rev. Series 2024 A, 5% 12/1/26	2,150,000	2,190,732
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2024 A, 5% 4/1/26	500,000	513,868
Wisconsin Gen. Oblig. Series 2025 2, 5% 5/1/28 (d)	1,065,000	1,140,939
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (b)	355,000	355,847
Series 2018, 5% 4/1/26	195,000	199,765
Series 2019 A:
5% 12/1/24	100,000	100,008
5% 12/1/25	125,000	126,933
5% 12/1/26	200,000	207,205
5% 11/15/28	285,000	308,342
Wisconsin Health & Edl. Facilities Auth. Series 2014 A:
5% 12/1/24	775,000	775,051
5% 12/1/26	2,175,000	2,176,537
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Forensic Science and Protective Medicine Collaboration, Inc. Proj.) Series 2024, 5% 8/1/27 (f)	5,675,000	5,796,629
Bonds Series 2018 C3, 5%, tender 6/24/26 (b)	3,825,000	3,927,033
Series 2021 B, 4% 9/15/26	220,000	219,726
Series 2022, 5% 10/1/25	3,635,000	3,686,480
Series 2024 A:
5% 2/15/26	400,000	406,386
5% 2/15/27	790,000	817,317
5% 2/15/28	515,000	540,654
5% 2/15/29	1,910,000	2,029,328
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds:
Series 2021 C, 0.81%, tender 5/1/25 (b)	50,000	49,190
Series 2023 E, 3.875%, tender 5/1/27 (b)	985,000	990,780
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Bonds (The Intersect Proj.) Series 2024 I, 5%, tender 2/1/27 (b)	3,250,000	3,372,746
TOTAL WISCONSIN		49,604,820
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/25	260,000	260,704
Sublette County Wyo Hosp. District Series 2023 A, 5% 6/15/26	2,000,000	2,001,362
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 1, 3.5% 6/1/52	1,265,000	1,259,193
TOTAL WYOMING		3,521,259
TOTAL MUNICIPAL BONDS (Cost $2,267,511,086)		2,268,463,442

Municipal Notes - 20.7%
	Principal Amount (a)	Value ($)
Alabama - 0.6%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 3.16% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	6,800,000	6,800,000
Series XM 10 80, 3.25% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,280,000	2,280,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 3% 12/2/24, VRDN (b)	2,090,000	2,090,000
Health Care Auth. for Baptist Health Series 2013 B, 4.28% 12/6/24, VRDN (b)	2,399,000	2,399,000
Southeast Energy Auth. Rev. Participating VRDN Series XM 10 62, 3.16% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,600,000	1,600,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023, 3.05% 12/2/24, VRDN (b)(e)	3,400,000	3,400,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 2.75% 12/2/24, VRDN (b)(e)	2,300,000	2,300,000
TOTAL ALABAMA		20,869,000
Arizona - 0.4%
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series Floater 91 57, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
Series MIZ 91 49, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,411,000	3,411,000
Series XF 31 74, 3.18% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,915,000	3,915,000
Maricopa County Poll. Cont. Rev.:
Series 2009 C, 3.38% 12/6/24, VRDN (b)	2,600,000	2,600,000
Series 2009 D, 3.38% 12/6/24, VRDN (b)	3,300,000	3,300,000
TOTAL ARIZONA		14,726,000
Arkansas - 0.2%
Lowell Ark Indl. Dev. Series 1996, 2.95% 12/6/24, VRDN (b)(e)	5,800,000	5,800,000
California - 0.5%
California Hsg. Fin. Agcy. Ltd. Obl Participating VRDN Series XF 31 27, 3.5% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
California Hsg. Fin. Agcy. Rev. Participating VRDN Series Floater MIZ 90 97, 3.5% 12/6/24, LOC Mizuho Cap. Markets LLC (b)(g)(h)	1,500,000	1,500,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series Floater MIZ 91 13, 3.5% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,600,000	1,600,000
Series Floater MIZ 91 62, 3.5% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,000,000	1,000,000
Series MIZ 91 21, 3.5% 12/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	2,000,000	2,000,000
Series MIZ 91 22, 3.5% 12/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	6,030,000	6,030,000
Deutsche Bank Spears/Lifers Trust Participating VRDN Series 2021, 3.26% 12/6/24 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	600,000	600,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 89, 3.5% 12/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	4,325,000	4,325,000
TOTAL CALIFORNIA		18,555,000
Colorado - 0.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 3.53% 12/6/24, LOC Deutsche Bank AG, VRDN (b)	480,000	480,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 3.33% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,135,000	1,135,000
Series XM 10 60, 3.33% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,000,000	3,000,000
TOTAL COLORADO		4,615,000
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2013 A, 2.45% 12/2/24, VRDN (b)	1,000,000	1,000,000
Connecticut Hsg. Fin. Auth. Participating VRDN Series XX 13 46, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,000,000	3,000,000
Danbury Gen. Oblig. BAN Series 2024 B, 5% 2/24/25 (f)	7,000,000	7,026,425
West Haven Gen. Oblig. BAN Series 2024, 5% 2/13/25 (Build America Mutual Assurance Insured)	1,750,000	1,756,306
TOTAL CONNECTICUT		12,782,731
Florida - 1.5%
Florida Ins. Assistance Interlo Series 2023 A2, 3.93% 12/6/24 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	17,000,000	17,000,000
Florida Local Govt. Fin. Cmnty. Series 2024 A1, 3.18% 12/3/24, LOC JPMorgan Chase Bank, CP	5,500,000	5,500,081
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 10 93, 3.75% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	280,000	280,000
Jacksonville Gen. Oblig. Series 2024, 3.23% 1/13/25, LOC Bank of America NA, CP	3,500,000	3,499,764
Jacksonville Health Care Facilities:
Series 2019 D, 3.18% 12/6/24, VRDN (b)	190,000	190,000
Series 2019 E, 3.18% 12/6/24, VRDN (b)	740,000	740,000
Lee County Arpt. Rev. Participating VRDN Series XF 17 55, 3.43% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	6,425,000	6,425,000
Lee County Indl. Developm Series 2019 B, 3.78% 12/6/24, VRDN (b)	9,800,000	9,800,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.5% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	920,000	920,000
Miami-Dade County Aviation Rev.:
Participating VRDN Series XM 11 86, 3.47% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	3,780,000	3,780,000
Series 2024, 3.29% 1/10/25, LOC Bank of America NA, CP (e)	2,000,000	1,999,995
Monroe County School District TAN Series 2024, 4% 5/29/25	2,500,000	2,511,638
Orlando Health Participating VRDN Series 026, 3.48% 1/10/25 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	500,000	500,000
TOTAL FLORIDA		53,146,478
Georgia - 1.1%
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hatch Proj.) Series 2011 1, 3.1% 12/2/24, VRDN (b)	2,100,000	2,100,000
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022:
3.05% 12/2/24, VRDN (b)(e)	20,400,000	20,400,000
3.35% 12/2/24, VRDN (b)(e)	1,520,000	1,520,000
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 3.5% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,600,000	1,600,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 3.05% 12/2/24, VRDN (b)(e)	1,975,000	1,975,000
Series 2018, 3% 12/2/24, VRDN (b)	150,000	150,000
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2024 B:
3.3% 12/10/24, LOC PNC Bank NA, CP	3,500,000	3,500,235
3.35% 12/10/24, LOC TD Banknorth, NA, CP	8,500,000	8,500,567
TOTAL GEORGIA		39,745,802
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XG 03 86, 3.48% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	2,200,000	2,200,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 3.36% 12/6/24 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	200,000	200,000
Illinois - 1.1%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series XM 10 78, 3.36% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	13,700,000	13,700,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series XL 04 56, 3.3% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	760,000	760,000
Illinois Edl. Facilities Auth. Rev. Series 2024, 3.22% 2/3/25, LOC Northern Trust Co., CP	7,400,000	7,401,217
Illinois Fin. Auth. Series 2020 B, 2.1% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,000,000	8,000,000
Illinois Fin. Auth. Lease Rev. Participating VRDN Series Floater MIZ 91 67, 3.5% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	5,100,000	5,100,000
Illinois Fin. Auth. Rev. Series 2024, 3.1% 5/20/25, CP	2,200,000	2,199,978
Illinois Hsg. Dev. Auth. Multifamily Rev. Series 2024 A, 3.18% 12/6/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)	4,000,000	4,000,000
TOTAL ILLINOIS		41,161,195
Indiana - 0.9%
Indiana Fin. Auth. Exempt Facilities Rev. Bonds Series MS 00 22, 3.68%, tender 12/12/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	15,900,000	15,900,000
Westfield Washington Multi-School Bldg. Corp. BAN Series 2024 A, 5% 12/15/24	17,000,000	17,008,821
TOTAL INDIANA		32,908,821
Iowa - 0.2%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.):
Series 2008 A, 3.05% 12/6/24, VRDN (b)(e)	650,000	650,000
Series 2016 B, 3.05% 12/6/24, VRDN (b)(e)	4,600,000	4,600,000
TOTAL IOWA		5,250,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 3.2% 12/6/24, VRDN (b)	5,000,000	5,000,000
Wichita Gen. Oblig. BAN Series 2024 318, 4% 10/15/25	5,000,000	5,046,384
TOTAL KANSAS		10,046,384
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. (Catholic Health Initiatives Proj.) Series C, 3.15% 12/6/24, VRDN (b)	12,525,000	12,525,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 3.45% 12/2/24, VRDN (b)(e)	6,820,000	6,820,000
Series 2020 B1, 3.45% 12/2/24, VRDN (b)(e)	7,000,000	7,000,000
Mercer County Poll. Cont. R Series 2024, 3.4% tender 12/5/24, CP mode	7,400,000	7,400,212
TOTAL KENTUCKY		33,745,212
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.08% 12/6/24, VRDN (b)	8,200,000	8,200,000
Series 2010 B1, 3.05% 12/6/24, VRDN (b)	1,700,000	1,700,000
TOTAL LOUISIANA		9,900,000
Maine - 0.0%
Maine Hsg. Auth. Mtg. Participating VRDN Series XX 13 48, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,000,000	1,000,000
Maryland - 0.5%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 3.53% 1/10/25 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,600,000	1,600,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.53% 1/10/25 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,700,000	3,700,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2024 B, 3.05% 2/4/25, CP	4,000,000	3,999,538
Maryland St Econ. Dev. Corpm Participating VRDN Series XF 32 22, 3.5% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,600,000	2,600,000
Maryland Stadium Auth. Built to Learn Rev. Participating VRDN Series XF 17 58, 3.23% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,000,000	3,000,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2018 B, 2.88% 12/6/24, LOC PNC Bank NA, VRDN (b)(e)	3,275,000	3,275,000
TOTAL MARYLAND		18,174,538
Massachusetts - 0.4%
Massachusetts Bay Trans. Auth. Series 2024, 3.27% 12/2/24, CP	10,000,000	10,000,240
Quincy Gen. Oblig. BAN Series 2024, 5% 7/25/25	3,500,000	3,543,211
Whitman Hanson Massachusetts Reg'l. School District BAN Series 2024, 5.875% 5/15/25	2,500,000	2,521,976
TOTAL MASSACHUSETTS		16,065,427
Minnesota - 0.2%
Saint Paul Hsg. & Redev. Auth. Rev. Participating VRDN Series Floater MIZ 91 45, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	4,455,000	4,455,000
Univ. of Minnesota Gen. Oblig. Series 2024 F, 3.23% 1/22/25, CP	3,000,000	2,999,980
TOTAL MINNESOTA		7,454,980
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 2.9% 12/2/24, VRDN (b)(e)	6,270,000	6,270,000
Mississippi Bus. Fin. Corp. Rev. (Mississippi Pwr. Co. Proj.) Series 1999, 2.75% 12/2/24, VRDN (b)(e)	2,500,000	2,500,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.):
Series 1995, 3.5% 11/30/24, VRDN (b)(e)	800,000	800,000
Series 1998, 3.5% 12/2/24, VRDN (b)(e)	2,900,000	2,900,000
TOTAL MISSISSIPPI		12,470,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 11 08, 3.4% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	3,650,000	3,650,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC HealthCare Proj.) Series 2008 A, 3.15% 12/6/24, VRDN (b)	3,005,000	3,005,000
St Louis County Ind. Dev. Auth. Multi Fam Hsg. Rev. Participating VRDN Series Floater MIZ 91 53, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,700,000	1,700,000
TOTAL MISSOURI		8,355,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 3.15% 12/6/24, VRDN (b)(e)	700,000	700,000
New Hampshire - 0.1%
Nat'l. Fin. Auth. N H Specialt Bonds Series MS 00 23, 3.16%, tender 1/9/25 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)(i)	4,700,000	4,700,000
New Jersey - 1.2%
Essex County Impt. Auth. BAN (Essex County Family Court Bldg. Proj.) Series 2024, 5% 6/18/25	7,000,000	7,078,284
Jersey City N J Muni. Utils. Auth. BAN Series 2024 B, 5% 5/1/25	2,500,000	2,516,317
Lacey Township Gen. Oblig. BAN Series 2024, 4.5% 5/7/25	4,700,000	4,726,502
Manchester Township Gen. Oblig. BAN Series 2024 A, 4.5% 5/8/25	2,200,000	2,211,724
Monmouth County Impt. Auth. Rev. BAN Series 2024, 4% 3/14/25	2,000,000	2,004,916
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Participating VRDN Series Floater 2024, 3.43% 1/3/25 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,000,000	5,000,000
Newark Gen. Oblig. BAN:
Series 2024 B, 5% 5/13/25	6,200,000	6,241,802
Series 2024 C, 4.25% 9/25/25	8,900,000	8,965,875
Pennsauken Township BAN Series 2024 A, 4.5% 5/28/25	5,818,500	5,852,034
TOTAL NEW JERSEY		44,597,454
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 3.53% 1/10/25 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,935,000	1,935,000
New York - 1.3%
Battery Park City Auth. Rev. Series 2019 D1, 2.8% 12/2/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	800,000	800,000
City of Long Beach BAN Series 2024 B, 4% 9/26/25	6,800,000	6,830,482
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 3.53% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,200,000	2,200,000
Lowville N Y BAN Series 2024, 5.375% 8/21/25	2,500,000	2,507,567
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series ZF 17 56, 2.89% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,475,000	2,475,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 3.5% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,595,000	1,595,000
Series XF 13 55, 3.18% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,400,000	2,400,000
New York State Hsg. Fin. Agcy. Rev. Participating VRDN:
Series 2022, 3.53% 1/10/25 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,000,000	3,000,000
Series Floater 2022 007, 3.63% 1/10/25 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)(h)	23,500,000	23,500,000
Olean BAN Series 2024, 4% 3/6/25	1,500,000	1,499,513
TOTAL NEW YORK		46,807,562
North Carolina - 0.5%
Atrium Health:
Series 2018 G, 2.85% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,000,000	4,000,000
Series 2021 E, 2.86% 12/2/24, LOC Royal Bank of Canada, VRDN (b)	6,000,000	6,000,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 3% 12/6/24, VRDN (b)(e)	9,100,000	9,100,000
TOTAL NORTH CAROLINA		19,100,000
North Dakota - 0.2%
County of Mercer Series 2024, 3.5% 1/14/25 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	6,900,000	6,899,820
Ohio - 0.9%
Delaware Gen. Oblig. BAN Series 2024, 4.5% 7/1/25	3,650,000	3,673,383
Forest Park Gen. Oblig. BAN Series 2024, 4.5% 5/21/25	2,650,000	2,663,651
Lorain County Gen. Oblig. BAN:
Series 2023 B, 5% 12/7/24	1,025,000	1,025,201
Series 2024 B, 4.375% 5/1/25	3,000,000	3,011,596
Montgomery Ohio BAN Series 2024, 4.5% 6/10/25	2,000,000	2,012,640
Newark Gen. Oblig. BAN Series 2024, 4.5% 3/20/25	1,500,000	1,503,131
Ohio Higher Edl. Facility Commission Rev. Series 2024, 3.11% tender 1/15/25, CP mode	4,900,000	4,899,903
Ohio Hosp. Rev.:
Series 2013 B, 3.71% 12/6/27, VRDN (b)	4,995,000	4,995,000
Series 2021 B, 3.5% 12/2/24, VRDN (b)	3,000,000	3,000,000
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog. II) Series 2023 D2, 2.95% 12/6/24, VRDN (b)	4,150,000	4,150,000
TOTAL OHIO		30,934,505
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 3.5% 12/6/24, VRDN (b)	10,465,000	10,465,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,291,415	1,291,415
TOTAL OKLAHOMA		11,756,415
Oregon - 0.1%
Port of Portland Arpt. Rev. Participating VRDN Series XF 13 53, 3.1% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	4,800,000	4,800,000
Pennsylvania - 0.5%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 3.98% 12/6/24, VRDN (b)	6,700,000	6,700,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 2.8% 12/6/24, LOC Bank of America NA, VRDN (b)	2,670,000	2,670,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 3.98% 12/6/24, VRDN (b)	7,895,000	7,895,000
TOTAL PENNSYLVANIA		17,265,000
Rhode Island - 0.1%
Pawtucket R I BAN Series 2024, 4.5% 10/24/25	4,700,000	4,738,401
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev.:
Series 2024 A, 3.17% 12/17/24, LOC Barclays Bank PLC, CP	1,800,000	1,799,943
Series 2024 B, 3.19% 1/7/25, LOC Barclays Bank PLC, CP	3,378,000	3,378,122
TOTAL SOUTH CAROLINA		5,178,065
Tennessee - 0.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.15% 12/6/24, VRDN (b)	4,200,000	4,200,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series Floater MIZ 91 63, 3.5% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,300,000	1,300,000
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series 2024 A, 3.25% 1/6/25, LOC TD Banknorth, NA, CP	8,700,000	8,700,390
Series 2024, 3.23% 2/15/25, LOC TD Banknorth, NA, CP	3,200,000	3,199,981
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2024, 3.25% 12/11/24, CP	4,100,000	4,100,118
TOTAL TENNESSEE		21,500,489
Texas - 3.3%
Arlington Higher Ed. Fin. Corp. Participating VRDN Series 2021 MS 00 02, 3.58% 12/6/24 (b)(g)(h)	12,570,000	12,570,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2024 A, 3.55% 1/7/25, CP	2,000,000	2,000,764
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 3.18% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,300,000	1,300,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,900,000	1,900,000
Fort Bend County Gen. Oblig. TAN Series 2024, 5% 3/1/25	8,000,000	8,039,582
Harris County Gen. Oblig.:
Series 2024 D, 3.2% 3/10/25 (Liquidity Facility JPMorgan Chase Bank), CP	3,000,000	2,999,963
Series 2024 D3:
3.18% 3/4/25 (Liquidity Facility Truist Bank), CP	2,140,000	2,139,962
3.25% 2/20/25 (Liquidity Facility Truist Bank), CP	380,000	380,036
Harris County IAM Commercial Paper Series 2024, 3.21% 3/5/25, CP	6,120,000	6,119,878
Houston Higher Ed. Fing. Corp. Series 2024, 3.22% 1/17/25, CP	615,000	614,990
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 3.15% 12/6/24, VRDN (b)(e)	1,025,000	1,025,000
Lower Colorado River Auth. Rev. Series 2024, 3.25% 1/22/25 (Liquidity Facility JPMorgan Chase Bank), CP	1,400,000	1,399,995
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 3.25% 12/6/24, VRDN (b)(e)	27,215,000	27,215,000
Series 2010 C, 3.2% 12/2/24, VRDN (b)	1,900,000	1,900,000
Series 2010 D:
3.15% 12/6/24, VRDN (b)	13,800,000	13,800,000
3.25% 12/6/24, VRDN (b)	1,000,000	1,000,000
San Antonio Wtr. Sys. Rev. Series 2024, 3.25% 2/19/25 (Liquidity Facility JPMorgan Chase Bank), CP	10,000,000	9,999,935
Texas A&M Univ. Rev. Series 2024 B, 3.18% 2/18/25, CP	3,000,000	2,999,985
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 24, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	11,100,000	11,100,000
Univ. of Texas Board of Regents Sys. Rev. Series 2024 A:
3.1% 5/7/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,500,000	8,497,802
3.18% 5/13/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000,000	2,999,970
TOTAL TEXAS		120,002,862
Utah - 0.0%
Box Elder County Poll. Cont. Rev. Series 2003, 3.07% 12/6/24, VRDN (b)	260,000	260,000
Virginia - 0.3%
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 3.53% 1/10/25 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,600,000	3,600,000
Roanoke Econ. Dev. Authority. Series 2020 B, 3.24% 12/6/24 (Liquidity Facility PNC Bank NA), VRDN (b)	5,600,000	5,600,000
TOTAL VIRGINIA		9,200,000
Washington - 0.4%
King County Swr. Rev. Series 2024, 3.1% 12/2/24 (Liquidity Facility Bank of America NA), VRDN (b)	13,000,000	13,000,000
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 3.47% 12/6/27, VRDN (b)	3,380,000	3,380,000
Wisconsin - 0.1%
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2004 E, 3.05% 12/6/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)(e)	3,310,000	3,310,000
Wyoming - 0.2%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 3.25% 12/4/24, VRDN (b)(e)	7,200,000	7,200,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 3.35% 12/2/24, VRDN (b)(e)	1,100,000	1,100,000
TOTAL WYOMING		8,300,000
TOTAL MUNICIPAL NOTES (Cost $747,400,845)		747,537,141

Short-Term Funds - 10.7%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,425,172	64,380,226
JPMorgan Ultra-Short Municipal Income ETF	1,793,043	91,265,889
Vanguard Ultra Short-Term Tax-Exempt Fund Admiral Shares	14,596,613	230,772,430
TOTAL SHORT-TERM FUNDS (Cost $387,864,158)		386,418,545

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 4.55% (j)(k)	152,144,971	152,144,971
Fidelity Municipal Cash Central Fund 2.98% (l)(m)	26,607,971	26,613,292
Fidelity SAI Municipal Money Market Fund 2.87% (j)(k)	43,327,730	43,336,396
State Street Institutional U.S. Government Money Market Fund Premier Class 4.59% (j)	2,156,512	2,156,512
TOTAL MONEY MARKET FUNDS (Cost $224,238,319)		224,251,171

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,627,014,408)	3,626,670,299
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(16,009,680)
NET ASSETS - 100.0%	3,610,660,619

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
ETF	-	EXCHANGE-TRADED FUND
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,767,025 or 1.7% of net assets.

(g)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,511,415 or 0.6% of net assets.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Affiliated Fund
(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 3.5% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC)	11/16/22	1,600,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	1,900,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.5% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	920,000

Nat'l. Fin. Auth. N H Specialt Bonds Series MS 00 23, 3.16%, tender 1/9/25 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	4/16/24	4,700,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,291,415

Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 24, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	11,100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 2.98%	13,408,851	154,646,123	141,441,682	224,344	99	(99)	26,613,292	0.8%
Total	13,408,851	154,646,123	141,441,682	224,344	99	(99)	26,613,292

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 4.55%	95,265,336	408,162,827	351,283,192	2,024,624	-	-	152,144,971
Fidelity SAI Municipal Money Market Fund 2.87%	42,636,979	699,417	-	699,456	-	-	43,336,396
	137,902,315	408,862,244	351,283,192	2,724,080	-	-	195,481,367

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	3,016,000,583	-	3,016,000,583	-

Short-Term Funds	386,418,545	386,418,545	-	-

Money Market Funds	224,251,171	224,251,171	-	-
Total Investments in Securities:	3,626,670,299	610,669,716	3,016,000,583	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,404,932,601)	$3,404,575,640
Fidelity Central Funds (cost $26,613,271)	26,613,292
Other affiliated issuers (cost $195,468,536)	195,481,367

Total Investment in Securities (cost $3,627,014,408)		$3,626,670,299
Cash		1,440,990
Receivable for investments sold		10,111,668
Receivable for fund shares sold		1,454,641
Dividends receivable		620,125
Interest receivable		33,005,896
Distributions receivable from Fidelity Central Funds		46,266
Prepaid expenses		2,958
Other receivables		8,388
Total assets		3,673,361,231
Liabilities
Payable for investments purchased
Regular delivery	$8,606,290
Delayed delivery	42,281,881
Payable for fund shares redeemed	1,893,609
Distributions payable	9,667,283
Accrued management fee	198,433
Other payables and accrued expenses	53,116
Total liabilities		62,700,612
Net Assets		$3,610,660,619
Net Assets consist of:
Paid in capital		$3,625,630,506
Total accumulated earnings (loss)		(14,969,887)
Net Assets		$3,610,660,619
Net Asset Value, offering price and redemption price per share ($3,610,660,619 ÷ 360,021,027 shares)		$10.03
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$7,270,319
Affiliated issuers		2,724,080
Interest		52,754,446
Income from Fidelity Central Funds		224,344
Total income		62,973,189
Expenses
Management fee	$5,881,520
Custodian fees and expenses	16,934
Independent trustees' fees and expenses	9,068
Registration fees	16,956
Audit fees	35,359
Legal	2,060
Miscellaneous	8,512
Total expenses before reductions	5,970,409
Expense reductions	(4,678,844)
Total expenses after reductions		1,291,565
Net Investment income (loss)		61,681,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	363,633
Fidelity Central Funds	99
Total net realized gain (loss)		363,732
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	26,034,465
Fidelity Central Funds	(99)
Total change in net unrealized appreciation (depreciation)		26,034,366
Net gain (loss)		26,398,098
Net increase (decrease) in net assets resulting from operations		$88,079,722
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,681,624	$129,085,336
Net realized gain (loss)	363,732	(1,518,727)
Change in net unrealized appreciation (depreciation)	26,034,366	18,877,023
Net increase (decrease) in net assets resulting from operations	88,079,722	146,443,632
Distributions to shareholders	(61,383,724)	(129,072,565)

Share transactions
Proceeds from sales of shares	481,489,372	1,195,191,609
Reinvestment of distributions	7,526	20,843
Cost of shares redeemed	(802,198,081)	(1,419,620,203)

Net increase (decrease) in net assets resulting from share transactions	(320,701,183)	(224,407,751)
Total increase (decrease) in net assets	(294,005,185)	(207,036,684)

Net Assets
Beginning of period	3,904,665,804	4,111,702,488
End of period	$3,610,660,619	$3,904,665,804

Other Information
Shares
Sold	48,052,708	120,073,485
Issued in reinvestment of distributions	751	2,095
Redeemed	(80,066,811)	(142,728,820)
Net increase (decrease)	(32,013,352)	(22,653,240)

Financial Highlights
Strategic Advisers® Tax-Sensitive Short Duration Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$9.92	$9.92	$10.05	$10.02	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.168	.318	.190	.044	.067	.159
Net realized and unrealized gain (loss)	.068	.041	.001 C	(.130)	.034	(.006)
Total from investment operations	.236	.359	.191	(.086)	.101	.153
Distributions from net investment income	(.166)	(.319)	(.191)	(.044)	(.070)	(.159)
Distributions from net realized gain	-	-	-	-	(.001)	(.004)
Total distributions	(.166)	(.319)	(.191)	(.044)	(.071)	(.163)
Net asset value, end of period	$10.03	$9.96	$9.92	$9.92	$10.05	$10.02
Total Return D,E	2.39%	3.67%	1.94%	(.85)%	1.01%	1.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32% H	.32%	.32%	.32%	.33%	.34%
Expenses net of fee waivers, if any	.07 % H	.07%	.07%	.07%	.08%	.09%
Expenses net of all reductions	.07% H	.07%	.07%	.07%	.08%	.09%
Net investment income (loss)	3.33% H	3.20%	1.92%	.44%	.66%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$3,610,661	$3,904,666	$4,111,702	$4,559,412	$5,389,558	$3,368,491
Portfolio turnover rate I	75 % H	68%	80%	53%	86%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1.Organization.
Strategic Advisers Tax-Sensitive Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income.  For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Tax-Sensitive Short Duration Fund	$8,384

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,721,566
Gross unrealized depreciation	(8,849,661)
Net unrealized appreciation (depreciation)	$(128,095)
Tax cost	$3,626,798,394

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,042,251)
Long-term	(11,014,237)
Total capital loss carryforward	$(15,056,488)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	1,123,271,962	1,319,524,176
4.Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), T. Rowe Price Associates, Inc. and Allspring Global Investments, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM or an affiliate, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM or an affiliate pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Strategic Advisers Tax-Sensitive Short Duration Fund	19,720,000	355,264	(812)
5.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
6.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	2,551
7.Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $4,614,383. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $44,495.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $19,966.
8.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Strategic Advisers Tax-Sensitive Short Duration Fund
Fidelity SAI Municipal Money Market Fund	100%
9.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Tax-Sensitive Short Duration Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Allspring Global Investments, LLC, FIAM LLC, and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2023 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9885905.106
TSS-SANN-0125
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Fidelity® Core Income Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 13.3%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 7/15/29 (b)		1,325,000	1,009,751
AT&T, Inc.:
1.65% 2/1/28		2,253,000	2,056,621
2.25% 2/1/32		8,095,000	6,820,556
2.55% 12/1/33		18,825,000	15,513,599
2.75% 6/1/31		7,200,000	6,388,143
3.55% 9/15/55		11,426,000	8,119,714
3.65% 9/15/59		2,396,000	1,694,931
3.8% 12/1/57		49,962,000	36,768,708
4.3% 2/15/30		7,106,000	6,964,564
4.5% 5/15/35		2,388,000	2,269,167
4.75% 5/15/46		41,310,000	37,561,129
5.4% 2/15/34		5,000,000	5,140,115
Cogent Communications Group, Inc. 7% 6/15/27 (b)		1,010,000	1,024,992
Frontier Communications Holdings LLC 5.875% 10/15/27 (b)		435,000	435,520
IHS Holding Ltd.:
7.875% 5/29/30 (b)		280,000	275,100
8.25% 11/29/31 (b)		280,000	275,187
Iliad Holding SAS 7% 4/15/32 (b)(c)		275,000	277,966
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	300,000	331,792
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)		85,000	67,788
10.5% 5/15/30 (b)		154,000	169,015
11% 11/15/29 (b)		46,903	53,295
NTT Finance Corp.:
1.162% 4/3/26 (b)		2,595,000	2,479,953
1.591% 4/3/28 (b)		3,586,000	3,239,745
Sable International Finance Ltd. 7.125% 10/15/32 (b)		690,000	690,090
Sprint Capital Corp. 8.75% 3/15/32		2,165,000	2,630,993
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		600,000	583,068
Verizon Communications, Inc.:
2.1% 3/22/28		2,703,000	2,493,741
2.355% 3/15/32		21,895,000	18,476,021
2.55% 3/21/31		3,016,000	2,637,103
2.987% 10/30/56		1,378,000	872,032
3% 11/20/60		5,215,000	3,231,694
3.15% 3/22/30		449,000	415,519
3.7% 3/22/61		7,473,000	5,425,757
3.75% 2/28/36	EUR	625,000	685,301
4.4% 11/1/34		8,120,000	7,734,794
4.862% 8/21/46		5,000,000	4,668,040
Virgin Media Finance PLC 5% 7/15/30 (b)		1,336,000	1,139,495
			190,620,999
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		1,070,000	972,519
The Walt Disney Co. 6.65% 11/15/37		5,862,000	6,739,040
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	600,000	668,592
			8,380,151
Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		940,000	900,513
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)		8,220,000	7,480,403
4.5% 5/1/32		4,180,000	3,693,215
5% 2/1/28 (b)		4,201,000	4,105,173
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32		16,509,000	13,336,654
2.8% 4/1/31		25,100,000	21,524,668
3.7% 4/1/51		4,546,000	3,013,306
3.75% 2/15/28		7,200,000	6,912,902
3.85% 4/1/61		5,293,000	3,382,960
4.2% 3/15/28		1,724,000	1,675,814
4.8% 3/1/50		3,801,000	3,000,668
4.908% 7/23/25		384,000	383,794
5.05% 3/30/29		4,840,000	4,795,879
5.25% 4/1/53		12,482,000	10,568,751
5.375% 5/1/47		49,708,000	42,458,505
5.5% 4/1/63		2,304,000	1,924,443
6.1% 6/1/29		17,861,000	18,376,328
6.55% 6/1/34		12,270,000	12,862,698
Comcast Corp.:
2.937% 11/1/56		1,612,000	1,011,632
2.987% 11/1/63		6,248,000	3,791,289
3.75% 4/1/40		1,000,000	838,405
3.999% 11/1/49		889,000	716,425
CSC Holdings LLC 6.5% 2/1/29 (b)		805,000	690,307
Discovery Communications LLC:
3.625% 5/15/30		6,977,000	6,310,273
3.95% 3/20/28		8,095,000	7,741,537
4.125% 5/15/29		524,000	495,300
4.65% 5/15/50		2,079,000	1,561,809
Gray Television, Inc. 4.75% 10/15/30 (b)		445,000	262,889
Lamar Media Corp. 3.625% 1/15/31		815,000	727,388
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		1,910,000	1,567,809
Nexstar Media, Inc. 5.625% 7/15/27 (b)		1,940,000	1,911,848
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		425,000	304,649
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)		10,000,000	9,022,397
5% 8/1/27 (b)		1,705,000	1,675,495
TEGNA, Inc.:
4.625% 3/15/28		1,615,000	1,535,230
5% 9/15/29		115,000	108,688
Time Warner Cable LLC:
4.5% 9/15/42		886,000	692,410
5.5% 9/1/41		13,379,000	11,780,694
5.875% 11/15/40		12,748,000	11,769,768
6.55% 5/1/37		7,048,000	7,003,084
6.75% 6/15/39		5,390,000	5,455,557
7.3% 7/1/38		8,091,000	8,523,449
Univision Communications, Inc. 8% 8/15/28 (b)		650,000	663,280
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		415,000	393,933
Warnermedia Holdings, Inc.:
3.755% 3/15/27		17,094,000	16,555,692
4.054% 3/15/29		6,141,000	5,809,168
4.279% 3/15/32		52,515,000	47,388,254
4.693% 5/17/33 (Reg. S)	EUR	1,100,000	1,201,853
5.05% 3/15/42		9,304,000	7,860,823
5.141% 3/15/52		41,687,000	33,510,323
5.391% 3/15/62		3,419,000	2,725,700
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		745,000	673,212
Ziggo BV 4.875% 1/15/30 (b)		265,000	244,763
			362,922,007
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		1,232,000	1,222,176
Millicom International Cellular SA:
4.5% 4/27/31 (b)		6,146,000	5,451,502
5.125% 1/15/28 (b)		1,170,000	1,128,325
Rogers Communications, Inc.:
3.2% 3/15/27		2,876,000	2,780,354
3.8% 3/15/32		7,438,000	6,825,988
4.55% 3/15/52		9,856,000	8,356,182
T-Mobile U.S.A., Inc.:
2.4% 3/15/29		1,208,000	1,096,713
2.625% 4/15/26		2,931,000	2,850,224
2.7% 3/15/32		13,401,000	11,574,467
2.875% 2/15/31		1,445,000	1,281,882
3.5% 4/15/25		1,448,000	1,440,365
3.75% 4/15/27		10,840,000	10,619,303
3.875% 4/15/30		22,877,000	21,857,426
4.2% 10/1/29		6,000,000	5,871,134
5.65% 1/15/53		2,491,000	2,541,274
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,895,000	1,642,769
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (d)	GBP	1,100,000	1,389,663
			87,929,747
TOTAL COMMUNICATION SERVICES			649,852,904
CONSUMER DISCRETIONARY - 0.6%
Automobile Components - 0.0%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		460,000	471,315
Dana, Inc. 4.5% 2/15/32		475,000	417,535
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)		140,000	144,771
8.125% 3/30/29 (b)		635,000	669,970
8.375% 5/1/28 (b)		310,000	325,775
Patrick Industries, Inc. 6.375% 11/1/32 (b)		685,000	677,683
Phinia, Inc. 6.75% 4/15/29 (b)		330,000	338,725
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	500,000	565,212
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	1,000,000	1,072,559
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,400,000	1,394,382
ZF North America Capital, Inc. 6.875% 4/14/28 (b)		630,000	632,878
			6,710,805
Automobiles - 0.2%
Ford Motor Co.:
3.25% 2/12/32		7,505,000	6,401,486
5.291% 12/8/46		925,000	836,581
General Motors Co.:
5% 4/1/35		1,419,000	1,369,910
5.2% 4/1/45		1,619,000	1,479,282
5.4% 4/1/48		654,000	608,713
5.6% 10/15/32		3,114,000	3,210,093
5.95% 4/1/49		3,089,000	3,087,146
6.125% 10/1/25		1,724,000	1,738,120
General Motors Financial Co., Inc.:
1.25% 1/8/26		5,114,000	4,917,585
2.35% 2/26/27		1,414,000	1,340,681
3.1% 1/12/32		7,510,000	6,543,892
4.3% 4/6/29		6,975,000	6,788,656
4.35% 4/9/25		2,069,000	2,064,428
5.4% 4/6/26		7,700,000	7,753,285
5.4% 5/8/27		12,300,000	12,467,137
5.55% 7/15/29		8,500,000	8,689,818
5.85% 4/6/30		10,453,000	10,830,766
6% 1/9/28		1,900,000	1,962,992
6.4% 1/9/33		5,000,000	5,304,170
RCI Banque SA 5.5% 10/9/34 (Reg. S) (d)	EUR	600,000	650,788
Stellantis Finance U.S., Inc. 2.691% 9/15/31 (b)		6,943,000	5,768,893
Thor Industries, Inc. 4% 10/15/29 (b)		555,000	509,520
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)		4,238,000	4,095,661
4.35% 6/8/27 (b)		3,394,000	3,335,174
5.7% 9/12/26 (b)		8,400,000	8,490,569
			110,245,346
Broadline Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31		2,350,000	2,015,736
2.7% 2/9/41		12,255,000	8,743,820
John Lewis PLC:
4.25% 12/18/34 (Reg. S)	GBP	200,000	197,339
6.125% 1/21/25	GBP	2,887,000	3,675,047
Kohl's Corp. 4.25% 7/17/25		35,000	34,522
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S) (e)	GBP	1,800,000	2,211,867
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		810,000	702,669
4.125% 8/1/30 (b)		170,000	153,861
Nordstrom, Inc.:
4.25% 8/1/31		10,000,000	8,801,614
4.375% 4/1/30		1,935,000	1,768,001
			28,304,476
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32		3,756,000	3,225,341
Diversified Consumer Services - 0.0%
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	3,118,686
Service Corp. International:
5.125% 6/1/29		1,570,000	1,544,760
5.75% 10/15/32		680,000	677,480
Sotheby's 7.375% 10/15/27 (b)		430,000	425,202
Trane Technologies Global Holding Co. Ltd. 5.75% 6/15/43		223,000	234,923
			6,001,051
Hotels, Restaurants & Leisure - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 6.125% 6/15/29 (b)		2,190,000	2,226,188
Aramark Services, Inc. 5% 2/1/28 (b)		975,000	954,593
Caesars Entertainment, Inc.:
6% 10/15/32 (b)		920,000	904,316
6.5% 2/15/32 (b)		1,230,000	1,254,693
Carnival Corp. 7.625% 3/1/26 (b)		915,000	920,939
Churchill Downs, Inc. 6.75% 5/1/31 (b)		810,000	829,166
Compass Group PLC 3.25% 9/16/33 (Reg. S)	EUR	1,050,000	1,127,444
Garden SpinCo Corp. 8.625% 7/20/30 (b)		110,000	118,492
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		660,000	581,925
5.875% 4/1/29 (b)		1,300,000	1,311,463
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		850,000	860,158
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		164,000	163,091
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	875,000	1,046,949
Life Time, Inc. 6% 11/15/31 (b)		915,000	915,296
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)		1,200,000	1,189,649
NCL Corp. Ltd.:
5.875% 2/15/27 (b)		765,000	765,797
8.375% 2/1/28 (b)		255,000	266,826
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		245,000	244,631
5.5% 4/1/28 (b)		1,555,000	1,555,324
5.625% 9/30/31 (b)		910,000	911,588
6% 2/1/33 (b)		3,125,000	3,164,275
6.25% 3/15/32 (b)		430,000	439,308
Station Casinos LLC 6.625% 3/15/32 (b)		645,000	646,636
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	1,260,000	1,496,553
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		490,000	469,531
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
6.25% 3/15/33 (b)		1,820,000	1,815,433
7.125% 2/15/31 (b)		630,000	665,391
Yum! Brands, Inc. 3.625% 3/15/31		3,568,000	3,230,219
			30,075,874
Household Durables - 0.0%
Century Communities, Inc. 3.875% 8/15/29 (b)		525,000	478,653
LGI Homes, Inc.:
7% 11/15/32 (b)		705,000	711,331
8.75% 12/15/28 (b)		405,000	429,667
Newell Brands, Inc.:
6.375% 5/15/30		455,000	463,466
6.625% 9/15/29		1,995,000	2,048,075
6.625% 5/15/32		390,000	396,846
6.875% 4/1/36 (e)		270,000	274,514
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		880,000	779,861
4% 4/15/29 (b)		590,000	548,580
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,820,000	1,863,727
Toll Brothers Finance Corp.:
4.875% 11/15/25		1,517,000	1,517,067
4.875% 3/15/27		739,000	740,332
TopBuild Corp. 4.125% 2/15/32 (b)		930,000	836,003
			11,088,122
Leisure Products - 0.1%
Amer Sports Co. 6.75% 2/16/31 (b)		435,000	444,497
Brunswick Corp. 5.85% 3/18/29		34,500,000	35,402,996
Mattel, Inc.:
3.75% 4/1/29 (b)		680,000	643,197
6.2% 10/1/40		475,000	477,089
			36,967,779
Specialty Retail - 0.2%
Advance Auto Parts, Inc.:
1.75% 10/1/27		3,120,000	2,783,607
5.95% 3/9/28		5,301,000	5,374,671
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		175,000	166,150
5% 2/15/32 (b)		390,000	362,828
AutoNation, Inc.:
1.95% 8/1/28		7,691,000	6,907,492
2.4% 8/1/31		26,621,000	22,213,215
3.85% 3/1/32		3,363,000	3,059,764
4.75% 6/1/30		1,650,000	1,619,222
AutoZone, Inc.:
3.625% 4/15/25		187,000	186,056
4% 4/15/30		19,121,000	18,421,858
6.25% 11/1/28		12,000,000	12,662,534
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)		2,220,000	2,273,118
6.875% 11/1/35		1,385,000	1,448,046
Belron UK Finance PLC 5.75% 10/15/29 (b)		690,000	690,863
Foot Locker, Inc. 4% 10/1/29 (b)		145,000	126,053
Gap, Inc. 3.875% 10/1/31 (b)		475,000	417,698
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)		425,000	429,796
Hudson Automotive Group 8% 5/15/32 (b)		265,000	278,019
LCM Investments Holdings 8.25% 8/1/31 (b)		360,000	376,401
Lowe's Companies, Inc.:
1.7% 9/15/28		1,724,000	1,551,214
3% 10/15/50		7,286,000	4,786,414
3.75% 4/1/32		19,417,000	18,105,429
4.25% 4/1/52		14,990,000	12,301,101
5.625% 4/15/53		12,017,000	12,166,212
O'Reilly Automotive, Inc. 4.2% 4/1/30		193,000	187,782
Sally Holdings LLC 6.75% 3/1/32		450,000	459,512
Specialty Building Products Holdings LLC 7.75% 10/15/29 (b)		180,000	184,913
The Home Depot, Inc.:
2.5% 4/15/27		123,000	117,952
4.95% 6/25/34		15,500,000	15,652,674
5.95% 4/1/41		527,000	572,677
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		545,000	564,076
			146,447,347
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		485,000	425,676
Hanesbrands, Inc. 4.875% 5/15/26 (b)		1,015,000	1,001,112
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		95,000	87,980
Levi Strauss & Co. 3.5% 3/1/31 (b)		555,000	492,622
Tapestry, Inc. 3.05% 3/15/32		45,138,000	38,991,546
The William Carter Co. 5.625% 3/15/27 (b)		746,000	749,190
			41,748,126
TOTAL CONSUMER DISCRETIONARY			420,814,267
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc. 2.875% 5/1/30		5,370,000	4,860,460
Molson Coors Beverage Co. 3% 7/15/26		1,552,000	1,510,624
			6,371,084
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc. 0.95% 2/10/26 (b)		797,000	760,046
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		2,290,000	2,116,049
4.625% 1/15/27 (b)		925,000	906,529
6.5% 2/15/28 (b)		2,910,000	2,960,302
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		3,940,000	3,587,160
C&S Group Enterprises LLC 5% 12/15/28 (b)		800,000	657,037
Dollar General Corp.:
3.5% 4/3/30		6,956,000	6,425,465
4.625% 11/1/27		2,000,000	1,990,265
Dollar Tree, Inc.:
2.65% 12/1/31		7,473,000	6,356,542
4% 5/15/25		4,207,000	4,186,753
4.2% 5/15/28		3,971,000	3,881,566
KeHE Distributor / Nextwave 9% 2/15/29 (b)		635,000	664,801
Performance Food Group, Inc. 6.125% 9/15/32 (b)		680,000	686,030
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	300,000	342,703
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	1,140,000	1,299,393
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		130,000	123,837
5.75% 4/15/33 (b)		405,000	399,888
7.25% 1/15/32 (b)		560,000	584,536
			37,928,902
Food Products - 0.0%
Chobani Holdco II LLC 9.5% 10/1/29 pay-in-kind (b)(d)		345,000	364,417
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)		490,000	515,787
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		1,115,000	1,102,419
6% 6/15/30 (b)		160,000	159,442
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		395,000	414,309
JDE Peet's BV:
1.375% 1/15/27 (b)		3,516,000	3,270,131
2.25% 9/24/31 (b)		3,962,000	3,273,541
Lamb Weston Holdings, Inc.:
4.375% 1/31/32 (b)		855,000	782,900
4.875% 5/15/28 (b)		1,825,000	1,787,963
Pilgrim's Pride Corp. 4.25% 4/15/31		1,190,000	1,109,995
Post Holdings, Inc.:
4.625% 4/15/30 (b)		1,455,000	1,364,307
6.25% 2/15/32 (b)		515,000	520,344
6.25% 10/15/34 (b)		415,000	410,096
Smithfield Foods, Inc. 3% 10/15/30 (b)		1,317,000	1,148,522
TreeHouse Foods, Inc. 4% 9/1/28		640,000	579,063
Viterra Finance BV 4.9% 4/21/27 (b)		8,282,000	8,228,599
			25,031,835
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (b)		435,000	421,365
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	790,000	876,419
Resideo Funding, Inc. 6.5% 7/15/32 (b)		685,000	695,812
			1,993,596
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		470,000	488,151
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)		870,000	890,532
Prestige Brands, Inc. 3.75% 4/1/31 (b)		540,000	484,272
			1,862,955
Tobacco - 0.1%
Altria Group, Inc.:
2.35% 5/6/25		346,000	342,235
4.8% 2/14/29		2,374,000	2,370,630
BAT Capital Corp.:
2.125% 8/15/25	GBP	221,000	275,335
2.259% 3/25/28		7,192,000	6,636,670
2.726% 3/25/31		9,590,000	8,436,745
4.7% 4/2/27		2,181,000	2,178,679
5.834% 2/20/31		8,600,000	8,954,225
6.421% 8/2/33		8,000,000	8,629,162
7.75% 10/19/32		5,978,000	6,916,917
BAT International Finance PLC:
1.668% 3/25/26		4,276,000	4,106,356
4.125% 4/12/32 (Reg. S)	EUR	2,615,000	2,856,652
4.448% 3/16/28		4,764,000	4,724,895
5.931% 2/2/29		6,000,000	6,239,895
Imperial Brands Finance PLC:
3.5% 7/26/26 (b)		4,835,000	4,725,921
5.5% 2/1/30 (b)		8,000,000	8,147,144
6.125% 7/27/27 (b)		1,197,000	1,232,433
Philip Morris International, Inc.:
4.375% 11/15/41		1,174,000	1,040,887
5.125% 2/15/30		6,162,000	6,273,896
5.125% 2/13/31		5,200,000	5,286,553
5.75% 11/17/32		5,790,000	6,072,137
Reynolds American, Inc. 5.7% 8/15/35		171,000	175,732
Scandinavian Tobacco Group A/S 4.875% 9/12/29 (Reg. S)	EUR	425,000	462,192
			96,085,291
TOTAL CONSUMER STAPLES			169,273,663
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)		670,000	679,159
Baker Hughes Co. 2.061% 12/15/26		656,000	624,996
Kodiak Gas Services LLC 7.25% 2/15/29 (b)		640,000	661,576
Nabors Industries, Inc. 8.875% 8/15/31 (b)		565,000	545,860
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		1,275,000	1,305,442
Star Holding LLC 8.75% 8/1/31 (b)		445,000	437,586
Transocean, Inc. 8.25% 5/15/29 (b)		860,000	867,881
Valaris Ltd. 8.375% 4/30/30 (b)		805,000	819,861
			5,942,361
Oil, Gas & Consumable Fuels - 1.4%
6297782 LLC 4.911% 9/1/27 (b)		8,200,000	8,191,399
Aethon United BR LP / Aethon United Finance Corp. 7.5% 10/1/29 (b)		565,000	585,982
Apache Corp.:
5.1% 9/1/40		330,000	290,129
5.25% 2/1/42		1,095,000	960,173
5.35% 7/1/49		80,000	68,474
Ascent Resources - Utica LLC/ARU Finance Corp. 6.625% 10/15/32 (b)		185,000	185,176
Baytex Energy Corp. 7.375% 3/15/32 (b)		560,000	557,948
California Resources Corp. 8.25% 6/15/29 (b)		1,310,000	1,344,386
Canadian Natural Resources Ltd.:
2.95% 7/15/30		8,571,000	7,721,734
3.9% 2/1/25		1,172,000	1,168,981
5.85% 2/1/35		296,000	304,946
6.25% 3/15/38		2,434,000	2,561,817
Cenovus Energy, Inc.:
2.65% 1/15/32		768,000	653,189
3.75% 2/15/52		2,379,000	1,746,001
4.25% 4/15/27		5,693,000	5,626,516
5.25% 6/15/37		657,000	635,589
5.4% 6/15/47		1,485,000	1,396,475
6.75% 11/15/39		3,025,000	3,354,076
CNX Midstream Partners LP 4.75% 4/15/30 (b)		115,000	107,104
Columbia Pipelines Holding Co. LLC:
5.097% 10/1/31 (b)		5,090,000	5,026,600
6.042% 8/15/28 (b)		5,000,000	5,161,309
Columbia Pipelines Operating Co. LLC:
5.695% 10/1/54 (b)		5,090,000	5,078,330
5.927% 8/15/30 (b)		4,337,000	4,516,383
6.036% 11/15/33 (b)		11,691,000	12,322,989
6.497% 8/15/43 (b)		10,495,000	11,319,916
6.544% 11/15/53 (b)		6,291,000	6,956,332
6.714% 8/15/63 (b)		3,766,000	4,228,450
CVR Energy, Inc.:
5.75% 2/15/28 (b)		105,000	99,353
8.5% 1/15/29 (b)		615,000	604,406
DCP Midstream Operating LP:
5.125% 5/15/29		5,091,000	5,137,842
5.375% 7/15/25		1,661,000	1,663,757
5.6% 4/1/44		2,939,000	2,835,957
6.45% 11/3/36 (b)		410,000	429,054
6.75% 9/15/37 (b)		1,198,000	1,293,931
8.125% 8/16/30		15,000	17,219
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)		860,000	896,671
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29		6,572,000	6,084,660
3.9% 11/15/49		4,359,000	3,326,968
EG Global Finance PLC 12% 11/30/28 (b)		1,280,000	1,434,868
Enbridge, Inc.:
4.25% 12/1/26		1,500,000	1,487,493
5.7% 3/8/33		8,000,000	8,298,988
6% 11/15/28		6,027,000	6,315,282
6.7% 11/15/53		2,200,000	2,518,921
7.2% 6/27/54 (d)		5,400,000	5,606,852
Energy Transfer LP:
2.9% 5/15/25		2,069,000	2,049,239
3.75% 5/15/30		40,278,000	38,005,328
4% 10/1/27		2,525,000	2,478,454
4.95% 6/15/28		8,476,000	8,535,216
5% 5/15/50		42,639,000	38,033,936
5.25% 4/15/29		2,564,000	2,601,932
5.25% 7/1/29		7,622,000	7,735,065
5.4% 10/1/47		3,324,000	3,127,292
5.6% 9/1/34		2,230,000	2,274,066
5.625% 5/1/27 (b)		773,000	774,935
5.75% 2/15/33		7,491,000	7,691,212
5.8% 6/15/38		2,595,000	2,645,641
6% 6/15/48		2,491,000	2,522,803
6.125% 12/15/45		650,000	670,617
6.25% 4/15/49		6,761,000	7,083,500
7.375% 2/1/31 (b)		275,000	289,606
EnLink Midstream LLC:
5.625% 1/15/28 (b)		105,000	106,810
5.65% 9/1/34		10,746,000	10,928,220
EnLink Midstream Partners LP:
5.05% 4/1/45		840,000	747,383
5.45% 6/1/47		290,000	271,201
5.6% 4/1/44		490,000	468,206
EQM Midstream Partners LP:
5.5% 7/15/28		1,440,000	1,463,545
6.5% 7/1/27 (b)		465,000	476,434
7.5% 6/1/27 (b)		515,000	529,116
EQT Corp.:
3.9% 10/1/27		1,690,000	1,651,743
5.7% 4/1/28		2,186,000	2,235,638
5.75% 2/1/34		21,624,000	22,125,647
Equinor ASA 1.75% 1/22/26		380,000	368,506
Expand Energy Corp. 5.375% 2/1/29		1,940,000	1,930,866
Genesis Energy LP/Genesis Energy Finance Corp. 7.875% 5/15/32		215,000	216,695
Global Partners LP/GLP Finance Corp. 7% 8/1/27		3,910,000	3,940,056
Harvest Midstream I LP 7.5% 5/15/32 (b)		815,000	837,471
Hess Corp.:
4.3% 4/1/27		8,399,000	8,338,061
5.6% 2/15/41		72,976,000	74,495,455
5.8% 4/1/47		11,931,000	12,418,535
7.125% 3/15/33		1,403,000	1,593,002
7.3% 8/15/31		3,686,000	4,187,116
7.875% 10/1/29		8,241,000	9,339,416
Hess Midstream Operations LP:
5.5% 10/15/30 (b)		115,000	112,957
5.625% 2/15/26 (b)		4,262,000	4,256,661
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		1,020,000	983,102
6.25% 11/1/28 (b)		185,000	183,553
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)		440,000	453,483
Kinder Morgan, Inc. 3.6% 2/15/51		26,000,000	18,651,166
Kinetik Holdings LP:
5.875% 6/15/30 (b)		445,000	444,078
6.625% 12/15/28 (b)		820,000	839,596
Kraken Oil & Gas Partners LLC 7.625% 8/15/29 (b)		355,000	352,508
Matador Resources Co. 6.5% 4/15/32 (b)		730,000	731,815
MPLX LP:
1.75% 3/1/26		1,690,000	1,626,758
2.65% 8/15/30		7,473,000	6,628,437
4% 2/15/25		172,000	171,568
4% 3/15/28		3,724,000	3,637,977
4.8% 2/15/29		1,376,000	1,376,129
4.95% 9/1/32		16,311,000	16,091,817
5% 3/1/33		12,000,000	11,786,286
5.5% 2/15/49		4,129,000	3,989,943
5.65% 3/1/53		8,756,000	8,596,660
Murphy Oil Corp. 6% 10/1/32		460,000	450,356
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		110,000	98,444
Occidental Petroleum Corp.:
3.5% 8/15/29		465,000	429,931
5.2% 8/1/29		21,326,000	21,399,980
5.375% 1/1/32		23,900,000	23,777,551
5.55% 3/15/26		1,295,000	1,301,810
5.55% 10/1/34		7,000,000	6,960,389
6.125% 1/1/31		30,000,000	31,108,151
6.45% 9/15/36		4,300,000	4,517,992
6.6% 3/15/46		4,886,000	5,146,165
7.5% 5/1/31		7,400,000	8,242,305
7.875% 9/15/31		100,000	112,839
ONEOK, Inc.:
4.25% 9/24/27		8,851,000	8,757,373
4.4% 10/15/29		9,257,000	9,094,987
4.75% 10/15/31		17,905,000	17,655,201
Ovintiv, Inc.:
5.15% 11/15/41		4,009,000	3,487,518
7.375% 11/1/31		648,000	719,361
8.125% 9/15/30		2,895,000	3,291,897
Parkland Corp. 6.625% 8/15/32 (b)		1,120,000	1,126,917
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		1,735,000	1,780,824
Permian Resources Operating LLC:
5.875% 7/1/29 (b)		445,000	442,773
6.25% 2/1/33 (b)		890,000	896,664
7% 1/15/32 (b)		1,100,000	1,132,514
Petroleos Mexicanos:
4.5% 1/23/26		4,359,000	4,228,230
5.95% 1/28/31		17,450,000	14,985,100
6.35% 2/12/48		1,560,000	1,071,720
6.49% 1/23/27		4,247,000	4,168,184
6.5% 3/13/27		9,594,000	9,360,194
6.7% 2/16/32		8,760,000	7,762,236
6.75% 9/21/47		22,490,000	16,078,101
6.84% 1/23/30		13,434,000	12,434,846
6.95% 1/28/60		32,166,000	22,921,652
7.69% 1/23/50		75,606,000	59,215,375
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		6,968,000	6,552,931
3.8% 9/15/30		1,055,000	993,582
5.7% 9/15/34		17,170,000	17,619,657
Rockies Express Pipeline LLC:
4.95% 7/15/29 (b)		276,000	263,984
6.875% 4/15/40 (b)		105,000	101,531
Sabine Pass Liquefaction LLC 4.5% 5/15/30		14,626,000	14,352,625
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		783,000	817,495
Spectra Energy Partners LP 4.5% 3/15/45		543,000	465,675
Summit Midstream Holdings LLC 8.625% 10/31/29 (b)		355,000	371,466
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	605,780
5.875% 3/15/28		1,335,000	1,336,533
6% 4/15/27		1,005,000	1,006,327
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		125,000	121,566
6% 12/31/30 (b)		1,355,000	1,282,534
6% 9/1/31 (b)		270,000	255,549
Talos Production, Inc. 9% 2/1/29 (b)		185,000	193,554
Targa Resources Corp. 5.5% 2/15/35		10,286,000	10,437,973
The Williams Companies, Inc.:
2.6% 3/15/31		7,660,000	6,686,816
3.5% 11/15/30		18,113,000	16,869,409
4.65% 8/15/32		22,370,000	21,770,290
4.8% 11/15/29		8,200,000	8,192,082
5.1% 9/15/45		9,765,000	9,244,719
5.3% 8/15/52		5,092,000	4,916,721
5.4% 3/2/26		6,100,000	6,144,047
5.75% 6/24/44		2,747,000	2,788,237
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		279,000	257,620
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		1,140,000	1,058,943
3.875% 11/1/33 (b)		675,000	587,358
4.125% 8/15/31 (b)		325,000	295,880
6.25% 1/15/30 (b)		380,000	389,026
Venture Global LNG, Inc.:
7% 1/15/30 (b)		2,670,000	2,729,944
8.125% 6/1/28 (b)		505,000	527,749
Western Midstream Operating LP:
4.05% 2/1/30 (e)		20,164,000	19,148,283
4.65% 7/1/26		1,823,000	1,812,188
4.75% 8/15/28		1,236,000	1,221,388
5.3% 3/1/48		2,900,000	2,563,469
6.15% 4/1/33		4,400,000	4,573,070
6.35% 1/15/29		11,247,000	11,720,128
			990,658,793
TOTAL ENERGY			996,601,154
FINANCIALS - 6.1%
Banks - 3.1%
ABN AMRO Bank NV:
3.875% 1/15/32 (Reg. S)	EUR	1,100,000	1,208,381
5.08% 12/3/28 (b)(d)		7,500,000	7,516,648
5.59% 12/3/35 (b)(d)		17,600,000	17,652,632
AIB Group PLC:
4.625% 7/23/29 (Reg. S) (d)	EUR	200,000	222,851
5.25% 10/23/31 (Reg. S) (d)	EUR	630,000	737,925
5.871% 3/28/35 (b)(d)		5,000,000	5,115,429
6.608% 9/13/29 (b)(d)		10,500,000	11,075,340
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (d)		1,400,000	1,427,867
Banco Santander SA 2.749% 12/3/30		10,800,000	9,321,625
Bank of America Corp.:
1.197% 10/24/26 (d)		6,035,000	5,850,640
1.319% 6/19/26 (d)		1,966,000	1,928,779
1.734% 7/22/27 (d)		25,000,000	23,792,165
1.898% 7/23/31 (d)		6,975,000	5,951,529
2.299% 7/21/32 (d)		50,000,000	42,457,775
2.496% 2/13/31 (d)		6,724,000	5,988,838
2.592% 4/29/31 (d)		7,784,000	6,945,670
2.972% 2/4/33 (d)		38,682,000	33,888,570
3.194% 7/23/30 (d)		10,561,000	9,842,044
3.384% 4/2/26 (d)		3,052,000	3,036,276
3.95% 4/21/25		1,724,000	1,716,969
3.97% 3/5/29 (d)		3,624,000	3,531,647
3.974% 2/7/30 (d)		2,345,000	2,267,607
4.183% 11/25/27		6,909,000	6,798,859
4.25% 10/22/26		40,217,000	39,855,358
4.271% 7/23/29 (d)		1,207,000	1,186,239
4.376% 4/27/28 (d)		3,650,000	3,619,679
4.45% 3/3/26		1,202,000	1,196,763
4.571% 4/27/33 (d)		8,718,000	8,465,816
4.948% 7/22/28 (d)		5,000,000	5,024,560
5.015% 7/22/33 (d)		35,614,000	35,747,382
5.288% 4/25/34 (d)		17,000,000	17,263,740
5.468% 1/23/35 (d)		29,000,000	29,790,018
5.819% 9/15/29 (d)		24,000,000	24,848,410
6.11% 1/29/37		1,340,000	1,431,431
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(d)		15,300,000	15,605,924
Bank of Montreal 1.85% 5/1/25		2,414,000	2,385,280
Bank of Nova Scotia 4.5% 12/16/25		2,207,000	2,194,458
Barclays PLC:
2.279% 11/24/27 (d)		31,514,000	29,918,610
2.852% 5/7/26 (d)		18,341,000	18,165,565
3.811% 3/10/42 (d)		7,473,000	6,041,304
4.375% 1/12/26		4,468,000	4,445,408
4.836% 5/9/28		6,102,000	6,038,690
5.088% 6/20/30 (d)		35,939,000	35,460,447
5.2% 5/12/26		1,556,000	1,557,362
5.262% 1/29/34 (Reg. S) (d)	EUR	1,755,000	2,081,067
5.304% 8/9/26 (d)		1,387,000	1,389,345
5.501% 8/9/28 (d)		3,000,000	3,037,485
5.746% 8/9/33 (d)		2,074,000	2,121,461
5.829% 5/9/27 (d)		4,720,000	4,773,815
6.224% 5/9/34 (d)		5,000,000	5,268,835
6.49% 9/13/29 (d)		8,000,000	8,402,798
6.692% 9/13/34 (d)		12,500,000	13,588,910
8.407% 11/14/32 (Reg. S) (d)	GBP	750,000	1,020,691
BNP Paribas SA:
1.323% 1/13/27 (b)(d)		7,967,000	7,642,075
1.904% 9/30/28 (b)(d)		7,317,000	6,729,144
2.159% 9/15/29 (b)(d)		7,271,000	6,551,300
2.219% 6/9/26 (b)(d)		14,952,000	14,729,428
2.5% 3/31/32 (Reg. S) (d)	EUR	1,600,000	1,654,164
2.591% 1/20/28 (b)(d)		2,740,000	2,611,138
BPCE SA:
2.277% 1/20/32 (b)(d)		7,519,000	6,262,381
3.116% 10/19/32 (b)(d)		6,103,000	5,153,218
4.875% 4/1/26 (b)		7,383,000	7,350,251
5.716% 1/18/30 (b)(d)		750,000	761,761
7.003% 10/19/34 (b)(d)		1,150,000	1,253,824
CaixaBank SA:
3.625% 9/19/32 (Reg. S) (d)	EUR	3,100,000	3,325,817
5.673% 3/15/30 (b)(d)		8,900,000	9,055,144
6.037% 6/15/35 (b)(d)		9,000,000	9,267,356
Canadian Imperial Bank of Commerce:
3.6% 4/7/32		5,114,000	4,706,580
6.092% 10/3/33		11,192,000	11,982,200
Capital One NA 2.28% 1/28/26 (d)		1,962,000	1,952,973
Citibank NA 5.803% 9/29/28		8,000,000	8,331,580
Citigroup, Inc.:
1.122% 1/28/27 (d)		2,000,000	1,915,819
3.07% 2/24/28 (d)		13,000,000	12,527,955
3.106% 4/8/26 (d)		1,931,000	1,919,065
4.075% 4/23/29 (d)		4,606,000	4,504,695
4.125% 7/25/28		6,909,000	6,753,219
4.3% 11/20/26		1,766,000	1,750,683
4.412% 3/31/31 (d)		40,428,000	39,386,793
4.45% 9/29/27		21,445,000	21,215,439
4.6% 3/9/26		18,593,000	18,534,253
5.3% 5/6/44		9,501,000	9,393,520
6.174% 5/25/34 (d)		17,301,000	18,110,583
6.27% 11/17/33 (d)		17,166,000	18,444,421
8.125% 7/15/39		1,076,000	1,368,263
Citizens Financial Group, Inc.:
2.638% 9/30/32		11,627,000	9,572,403
5.718% 7/23/32 (d)		15,200,000	15,509,040
5.841% 1/23/30 (d)		6,700,000	6,881,019
6.645% 4/25/35 (d)		12,968,000	14,045,535
Commerzbank AG:
4.875% 10/16/34 (Reg. S) (d)	EUR	900,000	987,640
8.625% 2/28/33 (Reg. S) (d)	GBP	200,000	273,889
Commonwealth Bank of Australia:
2.688% 3/11/31 (b)		3,046,000	2,647,937
3.61% 9/12/34 (b)(d)		3,723,000	3,464,215
3.784% 3/14/32 (b)		16,472,000	15,084,508
Cooperatieve Rabobank UA:
1.98% 12/15/27 (b)(d)		3,614,000	3,414,037
3.649% 4/6/28 (b)(d)		6,943,000	6,757,325
3.75% 7/21/26		4,206,000	4,116,959
3.822% 7/26/34 (Reg. S)	EUR	400,000	443,725
4% 1/10/30 (Reg. S)	EUR	800,000	889,009
4.375% 8/4/25		4,789,000	4,757,567
Credit Agricole SA:
2.811% 1/11/41 (b)		4,167,000	2,984,022
6.251% 1/10/35 (b)(d)		8,000,000	8,233,065
Danske Bank A/S 3.875% 1/9/32 (Reg. S) (d)	EUR	2,840,000	3,116,880
DNB Bank ASA:
0.25% 2/23/29 (Reg. S) (d)	EUR	500,000	486,293
1.535% 5/25/27 (b)(d)		51,990,000	49,502,620
1.605% 3/30/28 (b)(d)		3,208,000	2,982,606
Fifth Third Bancorp 8.25% 3/1/38		2,155,000	2,636,792
First Citizens Bank & Trust Co. 6.125% 3/9/28		40,920,000	42,409,852
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)		550,000	531,554
8% 6/15/27 (b)		500,000	521,323
HSBC Holdings PLC:
1.645% 4/18/26 (d)		4,312,000	4,257,795
2.357% 8/18/31 (d)		15,444,000	13,317,446
2.848% 6/4/31 (d)		6,103,000	5,437,753
2.999% 3/10/26 (d)		2,759,000	2,743,452
4.292% 9/12/26 (d)		1,724,000	1,715,577
4.787% 3/10/32 (Reg. S) (d)	EUR	1,270,000	1,460,984
4.856% 5/23/33 (Reg. S) (d)	EUR	1,600,000	1,865,367
4.95% 3/31/30		262,000	263,004
5.21% 8/11/28 (d)		8,310,000	8,365,518
6.254% 3/9/34 (d)		200,000	212,532
6.8% 9/14/31 (d)	GBP	320,000	437,912
7.39% 11/3/28 (d)		900,000	958,943
8.201% 11/16/34 (Reg. S) (d)	GBP	1,000,000	1,397,891
Huntington Bancshares, Inc.:
2.487% 8/15/36 (d)		6,200,000	5,068,579
4.443% 8/4/28 (d)		6,438,000	6,372,992
6.208% 8/21/29 (d)		9,800,000	10,209,956
ING Groep NV:
1.726% 4/1/27 (d)		1,250,000	1,197,716
4.5% 5/23/29 (Reg. S) (d)	EUR	1,200,000	1,330,152
4.75% 5/23/34 (Reg. S) (d)	EUR	2,600,000	3,024,379
5.335% 3/19/30 (d)		6,500,000	6,598,636
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(d)		17,320,000	15,341,316
5.71% 1/15/26 (b)		94,108,000	94,407,039
6.625% 6/20/33 (b)		805,000	857,899
JPMorgan Chase & Co.:
1.47% 9/22/27 (d)		3,410,000	3,216,992
2.069% 6/1/29 (d)		7,286,000	6,661,066
2.083% 4/22/26 (d)		2,448,000	2,421,728
2.522% 4/22/31 (d)		4,724,000	4,204,322
2.58% 4/22/32 (d)		1,300,000	1,132,441
2.739% 10/15/30 (d)		9,341,000	8,499,448
2.947% 2/24/28 (d)		6,239,000	6,003,914
2.956% 5/13/31 (d)		11,536,000	10,428,590
2.963% 1/25/33 (d)		9,341,000	8,215,978
3.761% 3/21/34 (Reg. S) (d)	EUR	750,000	825,211
4.125% 12/15/26		1,748,000	1,732,077
4.25% 10/1/27		3,379,000	3,362,300
4.586% 4/26/33 (d)		50,039,000	48,850,528
4.603% 10/22/30 (d)		17,730,000	17,573,821
4.912% 7/25/33 (d)		112,454,000	112,353,265
4.946% 10/22/35 (d)		13,540,000	13,429,400
5.012% 1/23/30 (d)		8,700,000	8,762,150
5.299% 7/24/29 (d)		19,000,000	19,326,797
5.35% 6/1/34 (d)		20,000,000	20,460,764
5.717% 9/14/33 (d)		65,636,000	68,020,762
Jyske Bank A/S:
5% 10/26/28 (d)	EUR	600,000	667,203
5.125% 5/1/35 (Reg. S) (d)	EUR	385,000	431,603
KBC Group NV:
4.932% 10/16/30 (b)(d)		22,400,000	22,244,554
5.796% 1/19/29 (b)(d)		6,314,000	6,469,469
6.324% 9/21/34 (b)(d)		11,310,000	11,998,525
Lloyds Banking Group PLC:
1.985% 12/15/31 (d)	GBP	1,195,000	1,427,153
2.438% 2/5/26 (d)		575,000	572,309
4.375% 3/22/28		4,320,000	4,259,709
4.5% 1/11/29 (Reg. S) (d)	EUR	630,000	697,442
4.75% 9/21/31 (Reg. S) (d)	EUR	1,550,000	1,772,007
4.976% 8/11/33 (d)		6,227,000	6,131,520
5.087% 11/26/28 (d)		5,700,000	5,727,363
5.985% 8/7/27 (d)		4,700,000	4,777,246
7.953% 11/15/33 (d)		6,196,000	7,069,115
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25		2,000,000	1,959,067
1.538% 7/20/27 (d)		3,276,000	3,111,322
1.64% 10/13/27 (d)		4,211,000	3,979,659
2.193% 2/25/25		2,462,000	2,446,908
5.017% 7/20/28 (d)		4,690,000	4,728,049
5.258% 4/17/30 (d)		6,000,000	6,120,612
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (d)		5,448,000	5,173,259
1.554% 7/9/27 (d)		2,200,000	2,091,014
4.254% 9/11/29 (d)		1,035,000	1,014,327
NatWest Group PLC:
1.642% 6/14/27 (d)		1,207,000	1,148,365
3.073% 5/22/28 (d)		9,914,000	9,500,131
3.622% 8/14/30 (Reg. S) (d)	GBP	3,400,000	4,285,009
4.771% 2/16/29 (Reg. S) (d)	EUR	500,000	557,287
4.8% 4/5/26		19,815,000	19,817,397
4.964% 8/15/30 (d)		8,200,000	8,173,648
5.808% 9/13/29 (d)		30,000,000	30,839,177
5.847% 3/2/27 (d)		6,200,000	6,266,945
7.416% 6/6/33 (Reg. S) (d)	GBP	850,000	1,138,251
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	1,700,000	1,872,220
PNC Financial Services Group, Inc.:
4.812% 10/21/32 (d)		7,500,000	7,427,657
5.068% 1/24/34 (d)		15,132,000	15,066,706
5.582% 6/12/29 (d)		7,240,000	7,419,856
Regions Financial Corp. 2.25% 5/18/25		1,067,000	1,053,780
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (d)		7,024,000	6,664,695
Societe Generale:
1.488% 12/14/26 (b)(d)		21,416,000	20,612,851
1.792% 6/9/27 (b)(d)		2,160,000	2,051,193
4.25% 4/14/25 (b)		9,840,000	9,779,926
4.677% 6/15/27 (b)		4,831,000	4,830,021
4.75% 11/24/25 (b)		8,022,000	7,976,364
5.634% 1/19/30 (b)(d)		7,780,000	7,871,792
6.446% 1/10/29 (b)(d)		6,850,000	7,077,615
6.691% 1/10/34 (b)(d)		550,000	580,891
Standard Chartered PLC 5.005% 10/15/30 (b)(d)		6,204,000	6,157,484
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26		3,035,000	2,866,184
The Toronto-Dominion Bank 2.8% 3/10/27		2,626,000	2,523,555
Truist Financial Corp.:
4.123% 6/6/28 (d)		2,000,000	1,966,615
4.26% 7/28/26 (d)		3,031,000	3,021,401
5.122% 1/26/34 (d)		4,235,000	4,195,609
5.711% 1/24/35 (d)		15,000,000	15,475,207
UniCredit SpA:
1.982% 6/3/27 (b)(d)		6,165,000	5,887,233
5.861% 6/19/32 (b)(d)		119,000	119,308
7.296% 4/2/34 (b)(d)		596,000	627,342
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (d)	GBP	1,600,000	2,203,354
Wells Fargo & Co.:
2.164% 2/11/26 (d)		2,935,000	2,919,137
2.188% 4/30/26 (d)		3,173,000	3,138,259
2.879% 10/30/30 (d)		2,200,000	2,010,061
3.068% 4/30/41 (d)		7,784,000	5,920,372
3.526% 3/24/28 (d)		25,667,000	24,950,631
4.3% 7/22/27		28,701,000	28,418,644
4.478% 4/4/31 (d)		19,300,000	18,931,830
4.897% 7/25/33 (d)		106,510,000	105,298,537
5.389% 4/24/34 (d)		8,000,000	8,103,312
5.499% 1/23/35 (d)		25,000,000	25,621,255
5.557% 7/25/34 (d)		18,660,000	19,136,875
5.574% 7/25/29 (d)		25,500,000	26,142,149
6.303% 10/23/29 (d)		12,800,000	13,461,829
Westpac Banking Corp.:
4.11% 7/24/34 (d)		5,791,000	5,513,552
5.405% 8/10/33 (d)		12,205,000	12,294,013
			2,193,707,126
Capital Markets - 1.2%
Ares Capital Corp.:
3.25% 7/15/25		42,000,000	41,508,708
3.875% 1/15/26		22,188,000	21,888,028
Athene Global Funding:
1.73% 10/2/26 (b)		4,975,000	4,700,407
2.5% 3/24/28 (b)		6,975,000	6,466,962
2.646% 10/4/31 (b)		3,414,000	2,911,056
4.721% 10/8/29 (b)		7,000,000	6,910,282
5.339% 1/15/27 (b)		26,112,000	26,347,733
5.516% 3/25/27 (b)		7,800,000	7,909,534
5.583% 1/9/29 (b)		18,210,000	18,577,970
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)		1,245,000	787,040
3.5% 9/10/49 (b)		4,614,000	3,381,280
Blackstone Private Credit Fund:
4.7% 3/24/25		31,043,000	30,966,154
4.875% 4/14/26	GBP	1,155,000	1,447,058
7.05% 9/29/25		20,620,000	20,943,841
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (d)	EUR	500,000	530,338
4.5% 4/1/25		35,717,000	35,603,802
4.5% 7/12/35 (Reg. S) (d)	EUR	500,000	555,735
6.125% 12/12/30 (Reg. S) (d)	GBP	1,900,000	2,486,167
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (d)		3,386,000	3,292,246
2.311% 11/16/27 (d)		27,513,000	26,107,707
3.035% 5/28/32 (d)		4,028,000	3,488,231
3.729% 1/14/32 (d)		10,000,000	8,834,632
4.1% 1/13/26		8,332,000	8,252,132
5.706% 2/8/28 (d)		11,000,000	11,139,969
6.72% 1/18/29 (d)		550,000	574,800
7.146% 7/13/27 (d)		11,860,000	12,246,665
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (d)		29,132,000	24,854,876
3.102% 2/24/33 (d)		40,000,000	35,270,341
4.25% 10/21/25		12,215,000	12,153,633
4.482% 8/23/28 (d)		3,138,000	3,113,452
6.484% 10/24/29 (d)		12,000,000	12,696,057
6.75% 10/1/37		59,592,000	65,992,861
Hightower Holding LLC 6.75% 4/15/29 (b)		1,385,000	1,384,803
Intercontinental Exchange, Inc.:
3.625% 9/1/28		6,900,000	6,658,185
4.35% 6/15/29		3,724,000	3,678,269
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29 (b)		155,000	147,529
6.125% 11/1/32 (b)		625,000	627,528
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 6.625% 10/15/31 (b)		685,000	689,257
LPL Holdings, Inc. 4% 3/15/29 (b)		1,720,000	1,634,267
Moody's Corp. 3.75% 3/24/25		1,371,000	1,366,059
Morgan Stanley:
1.794% 2/13/32 (d)		7,317,000	6,089,925
2.188% 4/28/26 (d)		1,897,000	1,876,497
2.239% 7/21/32 (d)		4,900,000	4,138,445
2.475% 1/21/28 (d)		5,000,000	4,768,488
2.699% 1/22/31 (d)		6,227,000	5,609,601
3.622% 4/1/31 (d)		47,370,000	44,566,702
3.955% 3/21/35 (Reg. S) (d)	EUR	800,000	887,344
4.21% 4/20/28 (d)		6,115,000	6,036,478
4.654% 10/18/30 (d)		29,950,000	29,684,605
4.889% 7/20/33 (d)		49,499,000	48,999,521
5.164% 4/20/29 (d)		16,000,000	16,171,542
5.424% 7/21/34 (d)		20,251,000	20,621,620
5.449% 7/20/29 (d)		16,012,000	16,358,269
6.342% 10/18/33 (d)		39,945,000	43,260,474
NASDAQ, Inc.:
5.95% 8/15/53		1,132,000	1,195,687
6.1% 6/28/63		6,000,000	6,388,246
Nuveen LLC 5.55% 1/15/30 (b)		16,339,000	16,850,011
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)		4,211,000	4,196,908
S&P Global, Inc. 3.9% 3/1/62		2,414,000	1,902,032
State Street Corp. 2.901% 3/30/26 (d)		104,000	103,319
UBS Group AG:
1.305% 2/2/27 (b)(d)		3,100,000	2,968,814
1.494% 8/10/27 (b)(d)		11,792,000	11,128,987
2.125% 11/15/29 (Reg. S) (d)	GBP	1,300,000	1,483,744
3.091% 5/14/32 (b)(d)		5,293,000	4,696,712
3.126% 8/13/30 (b)(d)		5,359,000	4,935,649
3.75% 3/26/25		9,717,000	9,680,936
4.125% 6/9/33 (Reg. S) (d)	EUR	1,680,000	1,874,521
4.194% 4/1/31 (b)(d)		43,154,000	41,415,196
4.55% 4/17/26		1,724,000	1,720,859
4.75% 3/17/32 (Reg. S) (d)	EUR	3,450,000	3,962,081
4.988% 8/5/33 (b)(d)		10,462,000	10,373,630
6.246% 9/22/29 (b)(d)		8,000,000	8,367,267
6.373% 7/15/26 (b)(d)		2,345,000	2,363,553
6.537% 8/12/33 (b)(d)		11,161,000	12,077,753
9.016% 11/15/33 (b)(d)		2,086,000	2,572,459
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)		515,000	531,139
			877,984,608
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26		16,619,000	16,046,000
2.45% 10/29/26		14,854,000	14,199,214
3% 10/29/28		28,306,000	26,432,088
3.3% 1/30/32		15,939,000	14,143,237
3.4% 10/29/33		2,691,000	2,339,578
3.85% 10/29/41		4,396,000	3,590,587
4.45% 4/3/26		4,254,000	4,229,953
4.95% 9/10/34		8,350,000	8,123,411
5.1% 1/19/29		5,200,000	5,246,679
5.75% 6/6/28		16,700,000	17,218,617
6.1% 1/15/27		4,800,000	4,918,977
6.15% 9/30/30		10,400,000	10,984,072
6.45% 4/15/27		1,866,000	1,933,331
6.5% 7/15/25		7,188,000	7,243,309
Ally Financial, Inc.:
2.2% 11/2/28		8,669,000	7,813,402
4.625% 3/30/25		4,630,000	4,621,114
4.75% 6/9/27		3,759,000	3,751,104
5.75% 11/20/25		5,507,000	5,530,707
5.8% 5/1/25		9,417,000	9,434,685
6.992% 6/13/29 (d)		43,000,000	45,136,229
7.1% 11/15/27		17,330,000	18,348,560
8% 11/1/31		17,833,000	20,041,597
Capital One Financial Corp.:
1.878% 11/2/27 (d)		5,931,000	5,600,780
2.359% 7/29/32 (d)		8,448,000	6,932,909
2.636% 3/3/26 (d)		13,528,000	13,444,622
3.2% 2/5/25		1,207,000	1,203,295
3.273% 3/1/30 (d)		12,200,000	11,355,186
3.65% 5/11/27		21,700,000	21,158,870
3.8% 1/31/28		10,723,000	10,387,700
4.927% 5/10/28 (d)		6,900,000	6,901,471
4.985% 7/24/26 (d)		17,135,000	17,129,717
5.247% 7/26/30 (d)		19,853,000	19,959,586
5.7% 2/1/30 (d)		1,100,000	1,126,075
6.312% 6/8/29 (d)		12,000,000	12,465,710
7.624% 10/30/31 (d)		22,914,000	25,618,318
Capstone Borrower, Inc. 8% 6/15/30 (b)		240,000	249,887
Discover Financial Services:
4.1% 2/9/27		13,375,000	13,196,532
4.5% 1/30/26		6,750,000	6,720,260
Encore Capital Group, Inc. 9.25% 4/1/29 (b)		315,000	338,462
Ford Motor Credit Co. LLC:
2.3% 2/10/25		1,654,000	1,644,594
2.7% 8/10/26		5,665,000	5,427,480
2.9% 2/10/29		275,000	248,625
3.375% 11/13/25		9,760,000	9,593,047
3.625% 6/17/31		5,000,000	4,415,058
4% 11/13/30		16,400,000	15,018,470
4.125% 8/17/27		19,335,000	18,783,404
4.445% 2/14/30	EUR	700,000	764,158
4.687% 6/9/25		430,000	429,011
4.95% 5/28/27		20,213,000	20,080,200
5.125% 6/16/25		1,020,000	1,019,317
5.85% 5/17/27		6,500,000	6,596,501
6.8% 5/12/28		6,000,000	6,256,652
6.86% 6/5/26	GBP	1,150,000	1,488,633
6.95% 3/6/26		195,000	198,623
6.95% 6/10/26		9,500,000	9,725,026
Navient Corp. 6.75% 6/15/26		1,050,000	1,068,111
OneMain Finance Corp.:
3.5% 1/15/27		2,190,000	2,103,915
3.875% 9/15/28		650,000	606,362
6.625% 5/15/29		455,000	464,236
Synchrony Financial:
3.95% 12/1/27		8,239,000	7,955,968
5.15% 3/19/29		8,060,000	7,996,565
			546,999,787
Financial Services - 0.5%
Aon Corp. / Aon Global Holdings PLC:
2.6% 12/2/31		2,057,000	1,786,970
5.35% 2/28/33		6,000,000	6,139,594
Aviation Capital Group LLC:
6.25% 4/15/28 (b)		6,500,000	6,745,297
6.75% 10/25/28 (b)		6,500,000	6,871,393
Azorra Finance Ltd. 7.75% 4/15/30 (b)		320,000	321,501
Block, Inc.:
2.75% 6/1/26		465,000	449,079
6.5% 5/15/32 (b)		870,000	892,598
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	450,000	511,455
Corebridge Financial, Inc.:
3.65% 4/5/27		1,888,000	1,841,629
3.85% 4/5/29		1,514,000	1,460,945
3.9% 4/5/32		27,561,000	25,584,647
4.35% 4/5/42		2,247,000	1,945,426
4.4% 4/5/52		12,648,000	10,613,099
6.05% 9/15/33		9,870,000	10,431,636
Corebridge Global Funding:
4.9% 12/3/29 (b)		1,750,000	1,753,588
5.9% 9/19/28 (b)		18,426,000	19,104,728
Equitable Holdings, Inc.:
4.35% 4/20/28		9,527,000	9,399,050
4.572% 2/15/29 (b)		1,989,000	1,951,790
5% 4/20/48		10,215,000	9,553,189
Essent Group Ltd. 6.25% 7/1/29		8,400,000	8,650,255
GGAM Finance Ltd.:
5.875% 3/15/30 (b)		455,000	450,308
6.875% 4/15/29 (b)		545,000	556,204
7.75% 5/15/26 (b)		1,335,000	1,360,701
8% 2/15/27 (b)		390,000	403,997
Gn Bondco LLC 9.5% 10/15/31 (b)		872,000	928,062
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 5/15/26		4,806,000	4,736,317
10% 11/15/29 (b)		230,000	235,885
Jackson Financial, Inc.:
3.125% 11/23/31		15,333,000	13,288,920
4% 11/23/51		3,736,000	2,742,076
5.17% 6/8/27		10,297,000	10,381,066
5.67% 6/8/32		18,859,000	19,341,237
JBS U.S.A. Holding Lux Sarl/ JBS U.S.A. Food Co./ JBS Lux Co. Sarl:
2.5% 1/15/27		23,449,000	22,265,107
3% 2/2/29		1,724,000	1,589,293
3% 5/15/32		21,344,000	18,150,387
3.625% 1/15/32		24,530,000	21,859,546
4.375% 2/2/52		3,413,000	2,672,198
5.125% 2/1/28		11,858,000	11,885,736
5.5% 1/15/30		8,002,000	8,063,764
5.75% 4/1/33		25,834,000	26,336,190
6.5% 12/1/52		4,982,000	5,278,042
KfW 0.75% 1/15/29 (Reg. S)	EUR	3,240,000	3,223,259
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,600,000	1,527,114
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)		670,000	676,721
Nationwide Building Society 6.557% 10/18/27 (b)(d)		6,000,000	6,170,052
NFE Financing LLC 12% 11/15/29 (b)		969,599	972,023
Pine Street Trust II 5.568% 2/15/49 (b)		7,700,000	7,497,088
Rexford Industrial Realty LP 2.15% 9/1/31		2,886,000	2,391,721
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/29 (b)		1,055,000	973,569
The Western Union Co. 2.85% 1/10/25		433,000	432,008
Titanium 2L BondCo SARL 6.25% 1/14/31 pay-in-kind	EUR	6,558,500	2,391,783
Voya Financial, Inc. 4.7% 1/23/48 (d)		3,132,000	2,914,748
Windstream Services LLC / Wind 8.25% 10/1/31 (b)		455,000	475,056
			328,178,047
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	800,000	1,147,377
AFLAC, Inc. 3.6% 4/1/30		387,000	368,686
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (d)	EUR	705,000	678,176
3.2% 9/16/40 (b)		1,085,000	840,211
3.9% 4/6/28 (b)		2,931,000	2,864,152
5.375% 4/5/34 (b)		4,500,000	4,601,956
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 4.25% 10/15/27 (b)		1,320,000	1,257,775
Allianz SE 5.6% 9/3/54 (b)(d)		7,200,000	7,129,796
American International Group, Inc. 5.75% 4/1/48 (d)		3,579,000	3,558,083
AmFam Holdings, Inc. 2.805% 3/11/31 (b)		5,464,000	4,273,999
Aon Corp. 6.25% 9/30/40		142,000	153,278
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC 7.875% 11/1/29 (b)		455,000	460,119
Argentum Netherlands BV 5.625% 8/15/52 (Reg. S) (d)		5,775,000	5,760,563
Assurant, Inc. 2.65% 1/15/32		7,753,000	6,617,895
Athene Holding Ltd.:
3.45% 5/15/52		6,850,000	4,623,012
3.95% 5/25/51		1,604,000	1,223,880
5.875% 1/15/34		5,040,000	5,222,648
Brown & Brown, Inc. 4.2% 3/17/32		3,550,000	3,337,434
Empower Finance 2020 LP:
1.357% 9/17/27 (b)		1,474,000	1,340,823
3.075% 9/17/51 (b)		3,522,000	2,342,800
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)		1,724,000	1,633,429
1.4% 8/27/27 (b)		1,724,000	1,581,151
1.7% 11/12/26 (b)		4,197,000	3,963,496
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		3,434,000	3,118,718
5.625% 8/16/32		13,389,000	13,760,649
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	800,000	845,950
Five Corners Funding Trust II 2.85% 5/15/30 (b)		21,030,000	19,014,942
Hartford Financial Services Group, Inc. 4.3% 4/15/43		679,000	598,369
Intact Financial Corp. 5.459% 9/22/32 (b)		7,368,000	7,553,132
Jackson National Life Global Funding:
4.6% 10/1/29 (b)		7,200,000	7,092,644
5.55% 7/2/27 (b)		8,000,000	8,129,241
Liberty Mutual Group, Inc.:
3.95% 5/15/60 (b)		12,820,000	9,034,231
5.5% 6/15/52 (b)		5,305,000	5,095,315
Lincoln National Corp. 3.4% 1/15/31		14,811,000	13,517,316
Marsh & McLennan Companies, Inc.:
4.65% 3/15/30		6,200,000	6,202,770
5.7% 9/15/53		10,000,000	10,567,002
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)		6,056,000	3,834,547
3.729% 10/15/70 (b)		1,622,000	1,120,459
MassMutual Global Funding II 4.85% 1/17/29 (b)		7,800,000	7,876,831
MetLife, Inc. 5.375% 7/15/33		27,000,000	28,098,677
Pacific LifeCorp:
3.35% 9/15/50 (b)		7,037,000	4,988,417
5.125% 1/30/43 (b)		3,343,000	3,213,445
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		715,000	732,398
Pine Street Trust III 6.223% 5/15/54 (b)		12,000,000	12,717,849
Pricoa Global Funding I 5.375% 5/15/45 (d)		3,148,000	3,141,476
Principal Financial Group, Inc. 3.7% 5/15/29		1,714,000	1,646,973
Prudential Financial, Inc. 6% 9/1/52 (d)		31,987,000	32,369,565
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (d)		3,700,000	3,371,736
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (d)	GBP	1,405,000	1,596,302
6.75% 12/2/44 (Reg. S) (d)		3,605,000	3,591,481
Reinsurance Group of America, Inc. 5.75% 9/15/34		14,700,000	15,107,138
RGA Global Funding 5.448% 5/24/29 (b)		7,900,000	8,101,287
Ryan Specialty Group LLC:
4.375% 2/1/30 (b)		650,000	616,994
5.875% 8/1/32 (b)		300,000	299,823
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		1,000,000	992,770
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,484,000	1,385,948
Unum Group:
4% 6/15/29		6,130,000	5,954,452
4.125% 6/15/51		14,274,000	11,205,236
5.75% 8/15/42		3,718,000	3,761,602
Willis Group North America, Inc.:
4.5% 9/15/28		1,897,000	1,881,292
5.35% 5/15/33		13,900,000	14,123,379
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		1,650,000	1,433,405
			342,674,500
TOTAL FINANCIALS			4,289,544,068
HEALTH CARE - 0.6%
Biotechnology - 0.1%
Amgen, Inc.:
4.663% 6/15/51		3,736,000	3,308,511
5.15% 3/2/28		1,959,000	1,988,399
5.25% 3/2/33		22,305,000	22,667,295
5.6% 3/2/43		14,041,000	14,251,996
5.65% 3/2/53		7,733,000	7,887,647
5.75% 3/2/63		1,373,000	1,397,782
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		342,000	275,321
Gilead Sciences, Inc.:
5.5% 11/15/54		9,000,000	9,226,470
5.6% 11/15/64		9,000,000	9,228,729
Grifols SA 4.75% 10/15/28 (b)		210,000	191,593
			70,423,743
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp. 2.75% 9/23/26 (b)		1,414,000	1,366,632
Avantor Funding, Inc. 4.625% 7/15/28 (b)		1,515,000	1,463,710
Hologic, Inc.:
3.25% 2/15/29 (b)		945,000	868,696
4.625% 2/1/28 (b)		65,000	63,735
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		1,325,000	1,349,602
Teleflex, Inc. 4.25% 6/1/28 (b)		145,000	138,798
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	700,000	775,609
			6,026,782
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		1,520,000	1,401,678
Centene Corp.:
2.45% 7/15/28		12,813,000	11,584,957
2.5% 3/1/31		23,665,000	19,867,982
2.625% 8/1/31		15,841,000	13,239,165
3% 10/15/30		9,668,000	8,430,661
3.375% 2/15/30		5,275,000	4,751,055
4.25% 12/15/27		9,890,000	9,563,707
4.625% 12/15/29		12,457,000	11,943,510
Cigna Group:
3.4% 3/15/50		4,359,000	3,085,777
4.375% 10/15/28		3,698,000	3,663,491
4.8% 8/15/38		2,697,000	2,553,177
4.9% 12/15/48		517,000	470,459
5.25% 2/15/34		7,000,000	7,067,642
5.4% 3/15/33		8,000,000	8,185,505
CVS Health Corp.:
4.78% 3/25/38		2,165,000	1,966,550
5.125% 2/21/30		14,148,000	14,155,167
5.25% 1/30/31		5,087,000	5,099,359
5.3% 6/1/33		14,500,000	14,389,158
5.875% 6/1/53		5,000,000	4,928,475
DaVita, Inc. 4.625% 6/1/30 (b)		505,000	473,024
Elevance Health, Inc.:
2.25% 5/15/30		5,433,000	4,774,807
3.35% 12/1/24		1,379,000	1,379,000
HAH Group Holding Co. LLC 9.75% 10/1/31 (b)		820,000	837,640
HCA Holdings, Inc.:
3.125% 3/15/27		4,517,000	4,350,609
3.375% 3/15/29		2,198,000	2,064,950
3.5% 9/1/30		12,405,000	11,442,545
3.625% 3/15/32		10,363,000	9,342,525
4.625% 3/15/52		3,307,000	2,744,412
5.125% 6/15/39		1,878,000	1,782,699
5.25% 6/15/49		2,069,000	1,898,165
5.45% 4/1/31		4,500,000	4,563,551
5.625% 9/1/28		9,085,000	9,277,855
5.875% 2/1/29		9,796,000	10,077,830
HealthEquity, Inc. 4.5% 10/1/29 (b)		110,000	104,222
Humana, Inc.:
1.35% 2/3/27		2,069,000	1,923,882
3.7% 3/23/29		548,000	522,321
3.95% 3/15/27		2,000,000	1,966,156
5.375% 4/15/31		15,092,000	15,249,446
ICON Investments Six Designated Activity:
5.849% 5/8/29		7,434,000	7,636,044
6% 5/8/34		5,732,000	5,892,647
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		1,400,000	1,273,894
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		660,000	638,191
Prime Healthcare Foundation, Inc. 7% 12/1/27		2,736,000	2,800,346
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)		1,164,547	1,158,724
Sabra Health Care LP:
3.2% 12/1/31		26,025,000	22,783,115
3.9% 10/15/29		7,857,000	7,398,361
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		630,000	647,597
Tenet Healthcare Corp.:
4.625% 6/15/28		3,410,000	3,308,864
5.125% 11/1/27		1,000,000	990,804
6.125% 6/15/30		425,000	427,175
Toledo Hospital 5.325% 11/15/28		2,395,000	2,353,016
UnitedHealth Group, Inc.:
3.95% 10/15/42		74,000	62,662
4.625% 7/15/35		418,000	408,869
4.75% 7/15/45		1,023,000	956,117
Universal Health Services, Inc. 2.65% 1/15/32		9,523,000	7,969,455
			297,828,995
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 5/15/27 (b)		630,000	622,956
6.5% 5/15/30 (b)		1,310,000	1,344,753
			1,967,709
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		1,700,000	1,574,827
4.25% 5/1/28 (b)		70,000	67,188
			1,642,015
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	850,000	955,065
Bayer U.S. Finance II LLC:
4.375% 12/15/28 (b)		5,293,000	5,110,051
4.875% 6/25/48 (b)		5,321,000	4,386,329
Bayer U.S. Finance LLC:
6.375% 11/21/30 (b)		1,480,000	1,541,774
6.5% 11/21/33 (b)		9,800,000	10,214,779
6.875% 11/21/53 (b)		8,800,000	9,357,347
Bristol-Myers Squibb Co.:
5.2% 2/22/34		7,000,000	7,165,916
5.5% 2/22/44		1,409,000	1,452,009
5.55% 2/22/54		4,780,000	4,943,205
5.65% 2/22/64		6,900,000	7,056,318
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)		8,545,000	8,819,901
Jazz Securities DAC 4.375% 1/15/29 (b)		425,000	403,662
Mylan NV 4.55% 4/15/28		3,354,000	3,308,069
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		1,105,000	1,047,250
5.125% 4/30/31 (b)		1,630,000	1,492,100
Perrigo Finance PLC 4.9% 6/15/30 (e)		6,476,000	6,209,327
Utah Acquisition Sub, Inc. 3.95% 6/15/26		1,245,000	1,225,774
Viatris, Inc. 2.7% 6/22/30		4,524,000	3,969,258
			78,658,134
TOTAL HEALTH CARE			456,547,378
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
BAE Systems PLC:
3.4% 4/15/30 (b)		8,797,000	8,229,515
5.25% 3/26/31 (b)		7,319,000	7,463,986
5.3% 3/26/34 (b)		11,900,000	12,150,713
5.5% 3/26/54 (b)		1,703,000	1,752,676
BWX Technologies, Inc. 4.125% 6/30/28 (b)		780,000	740,735
Howmet Aerospace, Inc.:
5.95% 2/1/37		675,000	715,898
6.75% 1/15/28		615,000	649,720
Moog, Inc. 4.25% 12/15/27 (b)		1,580,000	1,520,185
Northrop Grumman Corp. 4.03% 10/15/47		3,355,000	2,773,696
Rolls-Royce PLC 5.75% 10/15/27 (b)		1,015,000	1,032,947
RTX Corp.:
6.1% 3/15/34		7,000,000	7,530,608
6.4% 3/15/54		6,800,000	7,762,267
The Boeing Co.:
2.7% 2/1/27		1,724,000	1,638,336
2.75% 2/1/26		2,071,000	2,014,530
3.25% 2/1/28		4,359,000	4,120,332
3.625% 2/1/31		14,000,000	12,764,303
5.04% 5/1/27		19,675,000	19,681,346
5.15% 5/1/30		55,693,000	55,453,616
5.805% 5/1/50		9,895,000	9,461,122
6.259% 5/1/27 (b)		649,000	665,058
6.298% 5/1/29 (b)		9,431,000	9,823,069
6.388% 5/1/31 (b)		7,220,000	7,605,144
6.528% 5/1/34 (b)		7,701,000	8,188,435
6.858% 5/1/54 (b)		10,614,000	11,527,109
7.008% 5/1/64 (b)		10,499,000	11,432,340
TransDigm, Inc.:
6% 1/15/33 (b)		2,725,000	2,724,741
6.375% 3/1/29 (b)		2,150,000	2,185,037
			211,607,464
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/30 (b)		875,000	886,484
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		2,565,000	2,524,158
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		1,415,000	1,288,972
Carlisle Companies, Inc. 2.75% 3/1/30		6,227,000	5,626,859
Carrier Global Corp.:
2.493% 2/15/27		518,000	495,571
2.7% 2/15/31		6,352,000	5,615,860
4.5% 11/29/32	EUR	525,000	599,912
5.9% 3/15/34		3,165,000	3,349,573
6.2% 3/15/54		1,962,000	2,193,005
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		945,000	955,443
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		1,165,000	1,083,708
			23,733,061
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		270,000	252,958
4.875% 7/15/32 (b)		1,270,000	1,182,063
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		640,000	655,357
Artera Services LLC 8.5% 2/15/31 (b)		2,345,000	2,330,131
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		640,000	678,984
Cimpress PLC 7.375% 9/15/32 (b)		540,000	541,102
Clean Harbors, Inc. 6.375% 2/1/31 (b)		110,000	111,971
CoreCivic, Inc. 8.25% 4/15/29		430,000	456,662
GFL Environmental, Inc. 6.75% 1/15/31 (b)		310,000	321,484
Madison IAQ LLC 4.125% 6/30/28 (b)		2,045,000	1,956,856
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)		1,980,000	1,861,583
The GEO Group, Inc. 8.625% 4/15/29		490,000	518,282
Waste Management, Inc. 3.875% 1/15/29 (b)		750,000	727,918
Wrangler Holdco Corp. 6.625% 4/1/32 (b)		1,970,000	2,029,353
			13,624,704
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,777,000	1,764,162
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (b)		275,000	256,453
Vertiv Group Corp. 4.125% 11/15/28 (b)		1,125,000	1,071,386
			1,327,839
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,740,000	1,820,082
Burlington Northern Santa Fe LLC:
4.15% 4/1/45		564,000	485,939
4.4% 3/15/42		1,397,000	1,267,446
CSX Corp.:
3.8% 4/15/50		78,000	62,250
4.3% 3/1/48		5,524,000	4,775,061
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		650,000	653,577
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	1,300,000	1,379,038
Norfolk Southern Corp. 5.35% 8/1/54		5,400,000	5,398,509
XPO, Inc.:
6.25% 6/1/28 (b)		630,000	639,238
7.125% 2/1/32 (b)		750,000	781,873
			17,263,013
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)		800,000	778,702
Trane Technologies Financing Ltd. 4.65% 11/1/44		314,000	290,315
			1,069,017
Machinery - 0.1%
AGCO Corp. 5.8% 3/21/34		7,687,000	7,890,442
Allison Transmission, Inc. 3.75% 1/30/31 (b)		1,015,000	912,328
ESAB Corp. 6.25% 4/15/29 (b)		780,000	793,512
Ingersoll Rand, Inc.:
5.176% 6/15/29		7,800,000	7,933,372
5.314% 6/15/31		8,500,000	8,691,099
5.45% 6/15/34		8,200,000	8,402,348
5.7% 8/14/33		4,393,000	4,581,425
Otis Worldwide Corp. 2.056% 4/5/25		1,790,000	1,772,322
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,715,000	1,689,062
			42,665,910
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		200,000	188,858
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29		2,246,939	2,108,270
American Airlines, Inc.:
3.75% 4/15/27		1,266,730	1,245,133
7.25% 2/15/28 (b)		195,000	199,726
8.5% 5/15/29 (b)		745,000	787,161
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		380,000	379,823
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)		1,251,387	1,126,310
SMBC Aviation Capital Finance 5.7% 7/25/33 (b)		6,000,000	6,196,827
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29		1,390,900	1,318,781
United Airlines, Inc.:
equipment trust certificate 4.6% 9/1/27		1,439,766	1,416,587
4.375% 4/15/26 (b)		2,840,000	2,799,267
			17,577,885
Professional Services - 0.0%
Amentum Holdings, Inc. 7.25% 8/1/32 (b)		530,000	544,447
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		1,365,000	1,306,693
4% 7/1/29 (b)		105,000	99,872
5.95% 8/4/33		10,000,000	10,392,561
TriNet Group, Inc.:
3.5% 3/1/29 (b)		805,000	739,029
7.125% 8/15/31 (b)		260,000	267,349
			13,349,951
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27		3,428,000	3,253,993
3.375% 7/1/25		11,630,000	11,529,494
3.75% 6/1/26		5,000,000	4,922,923
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		480,000	491,892
Ferguson Enterprises, Inc. 5% 10/3/34		7,219,000	7,073,638
Fortress Transportation & Infrastructure Investors LLC:
5.875% 4/15/33 (b)		690,000	681,546
7% 6/15/32 (b)		870,000	898,619
7.875% 12/1/30 (b)		645,000	684,876
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	1,100,000	1,366,452
United Rentals North America, Inc. 6.125% 3/15/34 (b)		1,080,000	1,096,104
			31,999,537
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)		5,500,000	5,114,193
2.875% 2/15/25 (b)		9,687,000	9,625,347
3.25% 2/15/27 (b)		11,688,000	11,225,963
4.25% 4/15/26 (b)		874,000	862,376
4.375% 5/1/26 (b)		8,375,000	8,271,620
5.5% 1/15/26 (b)		1,754,000	1,757,235
5.75% 3/1/29 (b)		14,000,000	14,329,404
6.375% 5/4/28 (b)		26,845,000	27,863,803
DSV Panalpina Finance BV 3.25% 11/6/30 (Reg. S)	EUR	1,125,000	1,209,410
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	1,250,000	1,591,651
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	700,000	653,443
Royal Schiphol Group NV 3.375% 9/17/36 (Reg. S)	EUR	975,000	1,047,461
			83,551,906
TOTAL INDUSTRIALS			460,609,791
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
HTA Group Ltd. 7.5% 6/4/29 (b)		1,535,000	1,560,481
ViaSat, Inc. 5.625% 9/15/25 (b)		680,000	675,427
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		895,000	817,457
			3,053,365
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp. 5.25% 4/5/34		4,400,000	4,497,853
Coherent Corp. 5% 12/15/29 (b)		1,965,000	1,895,503
CPI CG, Inc. 10% 7/15/29 (b)		235,000	248,627
Dell International LLC/EMC Corp.:
3.375% 12/15/41		3,736,000	2,856,021
3.45% 12/15/51		1,801,000	1,293,014
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		360,000	368,259
Lightning Power LLC 7.25% 8/15/32 (b)		415,000	432,607
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		2,410,000	2,153,502
TTM Technologies, Inc. 4% 3/1/29 (b)		515,000	481,401
Vontier Corp.:
2.4% 4/1/28		7,691,000	7,019,292
2.95% 4/1/31		8,630,000	7,482,953
			28,729,032
IT Services - 0.1%
Acuris Finance U.S.:
5% 5/1/28 (b)		225,000	204,462
9% 8/1/29 (b)		470,000	458,015
ASGN, Inc. 4.625% 5/15/28 (b)		1,825,000	1,747,333
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26		5,350,000	5,109,722
5.1% 3/1/30		18,200,000	18,124,652
5.55% 8/22/34		10,150,000	10,101,365
Gartner, Inc.:
3.625% 6/15/29 (b)		655,000	611,867
3.75% 10/1/30 (b)		255,000	235,891
4.5% 7/1/28 (b)		395,000	385,604
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		1,450,000	1,344,724
			38,323,635
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.:
1.95% 2/15/28 (b)		4,603,000	4,230,782
2.45% 2/15/31 (b)		65,196,000	56,863,920
2.6% 2/15/33 (b)		23,971,000	20,082,342
3.137% 11/15/35 (b)		6,850,000	5,698,321
3.187% 11/15/36 (b)		6,678,000	5,489,731
3.419% 4/15/33 (b)		8,000,000	7,113,420
3.5% 2/15/41 (b)		23,037,000	18,440,532
3.75% 2/15/51 (b)		1,693,000	1,300,797
5.05% 7/12/29		16,700,000	16,888,057
5.15% 11/15/31		16,700,000	16,961,923
Entegris, Inc. 4.375% 4/15/28 (b)		1,255,000	1,202,597
Marvell Technology, Inc.:
2.45% 4/15/28		4,982,000	4,612,044
5.75% 2/15/29		4,817,000	4,975,407
5.95% 9/15/33		3,772,000	3,976,339
Micron Technology, Inc.:
2.703% 4/15/32		2,039,000	1,742,944
3.366% 11/1/41		2,223,000	1,692,103
3.477% 11/1/51		2,229,000	1,593,303
4.185% 2/15/27		4,448,000	4,394,507
5.3% 1/15/31		9,833,000	9,967,469
ON Semiconductor Corp. 3.875% 9/1/28 (b)		500,000	473,559
Qorvo, Inc. 4.375% 10/15/29		1,155,000	1,089,982
Wolfspeed, Inc. 4.2917% 6/23/30 pay-in-kind (b)(d)(f)(g)		800,000	770,000
			189,560,079
Software - 0.1%
AppLovin Corp.:
5.125% 12/1/29 (c)		3,600,000	3,624,786
5.375% 12/1/31 (c)		10,700,000	10,806,910
Central Parent LLC/CDK GLO II/CDK Finance Co. 8% 6/15/29 (b)		505,000	518,284
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		825,000	829,240
Cloud Software Group, Inc. 9% 9/30/29 (b)		520,000	526,444
Crowdstrike Holdings, Inc. 3% 2/15/29		495,000	452,110
Elastic NV 4.125% 7/15/29 (b)		495,000	462,873
Ellucian, Inc. 6.5% 12/1/29 (b)		200,000	203,539
Fair Isaac Corp.:
4% 6/15/28 (b)		1,130,000	1,077,853
5.25% 5/15/26 (b)		793,000	794,004
Open Text Corp.:
3.875% 2/15/28 (b)		420,000	396,433
3.875% 12/1/29 (b)		3,115,000	2,841,465
Oracle Corp.:
2.875% 3/25/31		7,473,000	6,666,528
3.85% 4/1/60		8,300,000	6,056,441
5.375% 7/15/40		135,000	134,562
Roper Technologies, Inc.:
1.4% 9/15/27		1,724,000	1,586,065
1.75% 2/15/31		3,736,000	3,113,039
2% 6/30/30		4,476,000	3,868,676
2.95% 9/15/29		2,830,000	2,611,779
4.5% 10/15/29		6,800,000	6,740,050
VMware, Inc. 1.4% 8/15/26		925,000	873,975
			54,185,056
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 8.25% 12/15/29		2,865,000	3,073,718
TOTAL INFORMATION TECHNOLOGY			316,924,885
MATERIALS - 0.3%
Chemicals - 0.2%
Avient Corp. 6.25% 11/1/31 (b)		455,000	459,988
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		935,000	917,003
Celanese U.S. Holdings LLC:
6.165% 7/15/27		11,832,000	12,071,839
6.33% 7/15/29		3,736,000	3,861,143
6.6% 11/15/28		15,274,000	15,814,846
6.8% 11/15/30		18,481,000	19,461,952
6.95% 11/15/33		19,180,000	20,514,849
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)		345,000	334,530
1.832% 10/15/27 (b)		6,986,000	6,427,364
2.3% 11/1/30 (b)		5,293,000	4,539,572
3.468% 12/1/50 (b)		3,000,000	2,079,099
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		534,712	450,495
LSB Industries, Inc. 6.25% 10/15/28 (b)		460,000	447,045
LYB International Finance III LLC:
1.25% 10/1/25		1,661,000	1,613,514
2.25% 10/1/30		3,241,000	2,806,978
Methanex Corp.:
5.125% 10/15/27		1,365,000	1,340,751
5.25% 12/15/29		90,000	87,963
5.65% 12/1/44		931,000	830,959
Methanex U.S. Operations, Inc. 6.25% 3/15/32 (b)		595,000	593,732
NOVA Chemicals Corp.:
5% 5/1/25 (b)		1,030,000	1,025,565
5.25% 6/1/27 (b)		949,000	932,398
8.5% 11/15/28 (b)		1,400,000	1,492,184
Nufarm Australia Ltd. 5% 1/27/30 (b)		1,125,000	1,043,864
Olin Corp.:
5% 2/1/30		1,715,000	1,647,331
5.625% 8/1/29		2,465,000	2,446,163
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)		455,000	483,690
SPCM SA 3.125% 3/15/27 (b)		485,000	462,171
The Chemours Co. LLC:
5.375% 5/15/27		2,015,000	1,980,632
5.75% 11/15/28 (b)		275,000	260,239
The Dow Chemical Co. 5.15% 2/15/34		12,200,000	12,246,443
Tronox, Inc. 4.625% 3/15/29 (b)		1,145,000	1,054,749
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		980,000	963,105
7.375% 3/1/31 (b)		95,000	98,388
			120,790,544
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		250,000	252,948
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		780,000	829,878
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		320,000	341,577
VM Consolidated, Inc. 5.5% 4/15/29 (b)		675,000	653,962
			2,078,365
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (b)		1,630,000	1,467,656
Ball Corp.:
2.875% 8/15/30		2,065,000	1,813,745
3.125% 9/15/31		955,000	835,312
6% 6/15/29		395,000	401,814
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)		1,165,000	1,071,097
6.375% 7/15/32 (b)		870,000	886,186
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		785,000	803,602
OI European Group BV 4.75% 2/15/30 (b)		280,000	255,464
Sealed Air Corp.:
5% 4/15/29 (b)		1,540,000	1,491,390
6.875% 7/15/33 (b)		1,105,000	1,171,699
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)		270,000	272,646
7.25% 2/15/31 (b)		515,000	536,047
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (b)		10,500,000	10,716,124
Smurfit Westrock Finance 5.418% 1/15/35 (b)		6,624,000	6,756,709
Sonoco Products Co. 4.6% 9/1/29		8,800,000	8,647,092
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		410,000	409,168
			37,535,751
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		170,000	177,862
Anglo American Capital PLC 3.875% 3/16/29 (b)		6,227,000	5,954,569
Arsenal AIC Parent LLC 8% 10/1/30 (b)		155,000	163,084
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)		1,480,000	1,356,821
6.75% 4/15/30 (b)		510,000	512,697
7% 3/15/32 (b)		400,000	402,033
Commercial Metals Co. 3.875% 2/15/31		915,000	825,365
ERO Copper Corp. 6.5% 2/15/30 (b)		1,445,000	1,421,519
FMG Resources August 2006 Pty Ltd. 4.5% 9/15/27 (b)		2,215,000	2,156,143
Glencore Funding LLC 6.125% 10/6/28 (b)		2,000,000	2,089,416
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		135,000	133,045
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		1,655,000	1,586,223
Mineral Resources Ltd. 8% 11/1/27 (b)		2,075,000	2,114,912
Novelis Corp. 3.875% 8/15/31 (b)		470,000	412,895
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		75,000	70,671
Vale Overseas Ltd. 6.4% 6/28/54		2,975,000	3,006,386
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		675,000	638,633
			23,022,274
Paper & Forest Products - 0.0%
Magnera Corp. 7.25% 11/15/31 (b)		320,000	315,453
Mercer International, Inc. 12.875% 10/1/28 (b)		45,000	48,246
			363,699
TOTAL MATERIALS			183,790,633
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Agree LP:
4.8% 10/1/32		6,806,000	6,642,154
5.625% 6/15/34		13,770,000	14,123,874
Alexandria Real Estate Equities, Inc.:
2% 5/18/32		8,258,000	6,724,911
4.9% 12/15/30		7,224,000	7,228,889
American Homes 4 Rent LP:
2.375% 7/15/31		1,482,000	1,257,709
3.375% 7/15/51		2,291,000	1,594,366
3.625% 4/15/32		8,742,000	7,952,878
4.3% 4/15/52		5,604,000	4,596,582
5.5% 7/15/34		10,177,000	10,320,659
American Tower Corp. 2.1% 6/15/30		3,550,000	3,077,823
Boston Properties Ltd. Partnership:
2.9% 3/15/30		6,500,000	5,799,318
3.2% 1/15/25		1,035,000	1,032,095
4.5% 12/1/28		4,766,000	4,668,136
Brixmor Operating Partnership LP:
3.85% 2/1/25		1,010,000	1,007,342
4.05% 7/1/30		10,487,000	9,998,929
4.125% 6/15/26		5,827,000	5,768,222
4.125% 5/15/29		20,383,000	19,709,012
5.5% 2/15/34		6,800,000	6,895,333
Corporate Office Properties LP:
2% 1/15/29		7,631,000	6,746,713
2.25% 3/15/26		3,486,000	3,366,380
2.75% 4/15/31		8,767,000	7,543,976
2.9% 12/1/33		8,223,000	6,720,837
GLP Capital LP/GLP Financing II, Inc. 5.625% 9/15/34		14,650,000	14,736,534
Great Portland Estates PLC 5.375% 9/25/31 (Reg. S)	GBP	500,000	629,539
Healthcare Realty Holdings LP:
3.1% 2/15/30		1,868,000	1,693,011
3.5% 8/1/26		1,945,000	1,901,557
Hudson Pacific Properties LP:
3.95% 11/1/27		2,573,000	2,281,823
4.65% 4/1/29		12,862,000	10,470,462
5.95% 2/15/28		17,949,000	16,068,954
Invitation Homes Operating Partnership LP:
2% 8/15/31		2,893,000	2,392,774
4.15% 4/15/32		13,560,000	12,695,813
4.875% 2/1/35		8,722,000	8,486,227
Iron Mountain, Inc. 4.875% 9/15/29 (b)		2,715,000	2,614,988
Kimco Realty OP, LLC:
2.25% 12/1/31		15,265,000	12,915,644
6.4% 3/1/34		20,000,000	21,880,351
Kite Realty Group LP 5.5% 3/1/34		5,568,000	5,653,722
Kite Realty Group Trust:
4% 3/15/25		11,618,000	11,578,957
4.75% 9/15/30		20,325,000	20,128,805
LXP Industrial Trust (REIT) 2.7% 9/15/30		1,445,000	1,261,201
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		820,000	535,149
5.25% 8/1/26		3,215,000	2,914,450
NNN (REIT), Inc. 5.6% 10/15/33		12,000,000	12,365,978
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		27,105,000	23,285,578
3.375% 2/1/31		13,114,000	11,810,023
3.625% 10/1/29		8,376,000	7,815,367
4.5% 1/15/25		2,396,000	2,392,713
4.5% 4/1/27		5,129,000	5,073,015
4.75% 1/15/28		14,408,000	14,308,949
5.25% 1/15/26		6,569,000	6,577,779
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		300,000	307,144
Phillips Edison Grocery Center Operating Partnership I LP:
4.95% 1/15/35		9,000,000	8,697,745
5.75% 7/15/34		5,448,000	5,597,766
Piedmont Operating Partnership LP:
2.75% 4/1/32		3,748,000	3,010,527
6.875% 7/15/29		10,020,000	10,333,240
Prologis International Funding II SA 4.375% 7/1/36 (Reg. S)	EUR	400,000	449,887
Realty Income Corp.:
2.1% 3/15/28		1,631,000	1,504,129
2.2% 6/15/28		1,380,000	1,270,525
2.85% 12/15/32		1,998,000	1,722,245
3.25% 1/15/31		1,828,000	1,674,671
3.4% 1/15/28		2,874,000	2,773,241
Retail Opportunity Investments Partnership LP 4% 12/15/24		641,000	640,592
Safehold Operating Partnership LP 2.85% 1/15/32		345,000	294,699
SBA Communications Corp.:
3.125% 2/1/29		2,395,000	2,191,143
3.875% 2/15/27		515,000	500,271
Service Properties Trust:
3.95% 1/15/28		40,000	34,716
5.5% 12/15/27		430,000	410,443
Simon Property Group LP 2.45% 9/13/29		3,008,000	2,728,243
Store Capital LLC:
2.7% 12/1/31		8,095,000	6,755,098
2.75% 11/18/30		4,066,000	3,524,206
4.625% 3/15/29		2,374,000	2,303,924
Sun Communities Operating LP:
2.3% 11/1/28		4,282,000	3,886,639
2.7% 7/15/31		9,688,000	8,301,640
4.2% 4/15/32		9,341,000	8,689,387
5.7% 1/15/33		7,726,000	7,861,098
UDR, Inc. 2.1% 8/1/32		4,480,000	3,647,569
Ventas Realty LP:
2.5% 9/1/31		25,590,000	22,028,889
2.65% 1/15/25		1,375,000	1,370,800
3% 1/15/30		16,847,000	15,394,614
4% 3/1/28		2,553,000	2,498,924
4.125% 1/15/26		999,000	991,282
4.4% 1/15/29		6,227,000	6,131,752
4.75% 11/15/30		16,500,000	16,383,980
VICI Properties LP:
4.375% 5/15/25		2,145,000	2,136,079
4.75% 2/15/28		14,680,000	14,593,811
4.95% 2/15/30		21,594,000	21,351,031
5.125% 5/15/32		14,187,000	14,015,737
5.75% 4/1/34		4,314,000	4,404,547
Vornado Realty LP:
2.15% 6/1/26		4,402,000	4,193,677
3.4% 6/1/31		14,755,000	12,760,253
WP Carey, Inc.:
2.4% 2/1/31		3,511,000	3,029,063
3.85% 7/15/29		1,991,000	1,911,593
4.25% 7/23/32	EUR	300,000	332,913
			609,885,234
Real Estate Management & Development - 0.2%
Accentro 2 Wohneigentum GmbH 20% 12/31/24 (g)	EUR	100,000	105,675
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S) (e)	EUR	1,314,000	638,464
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,220,000	4,107,186
2.625% 10/20/28 (Reg. S)	GBP	650,000	747,778
Brandywine Operating Partnership LP:
3.95% 11/15/27		4,382,000	4,139,514
4.55% 10/1/29		3,023,000	2,773,000
8.3% 3/15/28		19,371,000	20,445,703
8.875% 4/12/29		22,481,000	24,277,361
CBRE Group, Inc.:
2.5% 4/1/31		10,225,000	8,873,189
4.875% 3/1/26		7,844,000	7,840,796
CPI Property Group SA 1.5% 1/27/31 (Reg. S)	EUR	400,000	326,367
Essex Portfolio LP 5.5% 4/1/34		4,442,000	4,536,450
Greystar Real Estate Partners 7.75% 9/1/30 (b)		115,000	121,722
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,390,000	1,333,613
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	1,379,587
Kennedy-Wilson, Inc. 4.75% 2/1/30		890,000	807,297
Logicor Financing SARL:
0.875% 1/14/31 (Reg. S)	EUR	600,000	541,374
4.25% 7/18/29 (Reg. S)	EUR	1,200,000	1,305,054
P3 Group SARL 4% 4/19/32 (Reg. S)	EUR	800,000	860,512
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S) (e)	EUR	650,000	537,132
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	700,000	716,791
Tanger Properties LP:
2.75% 9/1/31		16,949,000	14,459,432
3.125% 9/1/26		2,628,000	2,541,520
3.875% 7/15/27		11,191,000	10,865,810
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)		875,000	880,129
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,300,000	1,333,603
			116,495,059
TOTAL REAL ESTATE			726,380,293
UTILITIES - 1.0%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32		18,116,000	16,233,808
American Transmission Systems, Inc. 2.65% 1/15/32 (b)		5,846,000	5,057,211
Amprion GmbH:
3.125% 8/27/30 (Reg. S)	EUR	1,200,000	1,273,667
3.625% 5/21/31 (Reg. S)	EUR	300,000	326,441
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		1,625,000	1,439,368
4.75% 3/15/28 (b)		140,000	135,868
Cleco Corporate Holdings LLC:
3.375% 9/15/29		11,796,000	10,696,278
3.743% 5/1/26		19,755,000	19,352,897
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)		5,498,000	5,253,358
5.95% 12/15/36		2,055,000	2,139,843
Consolidated Edison Co. of New York, Inc.:
5.125% 3/15/35		9,000,000	9,151,383
5.2% 3/1/33		8,097,000	8,311,548
5.5% 3/15/34		5,000,000	5,219,757
5.5% 3/15/55		9,000,000	9,184,254
5.9% 11/15/53		5,000,000	5,382,493
DPL, Inc. 4.35% 4/15/29		7,785,000	7,323,575
Duke Energy Carolinas LLC 4.95% 1/15/33		8,000,000	8,052,174
Duke Energy Corp.:
2.45% 6/1/30		790,000	700,045
2.55% 6/15/31		4,359,000	3,795,541
3.85% 6/15/34	EUR	1,450,000	1,556,053
4.3% 3/15/28		2,316,000	2,291,929
4.5% 8/15/32		12,535,000	12,167,445
5% 8/15/52		17,535,000	16,097,984
6.1% 9/15/53		8,700,000	9,281,808
Duke Energy Indiana LLC 4.9% 7/15/43		1,678,000	1,597,335
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		7,005,000	6,094,710
2.775% 1/7/32 (b)		11,501,000	9,767,241
3.616% 8/1/27 (b)		2,736,000	2,644,433
Edison International 5.45% 6/15/29		20,000,000	20,401,173
Electricite de France SA 5.5% 1/25/35 (Reg. S)	GBP	1,500,000	1,852,743
EnBW International Finance BV:
3.5% 7/22/31 (Reg. S)	EUR	1,400,000	1,519,369
3.75% 11/20/35 (Reg. S)	EUR	1,525,000	1,644,938
ENEL Finance International NV:
5.125% 6/26/29 (b)		9,300,000	9,384,526
5.5% 6/26/34 (b)		9,385,000	9,545,844
7.5% 10/14/32 (b)		1,105,000	1,261,169
Enel SpA 3.375% (Reg. S) (d)(h)	EUR	671,000	702,187
Exelon Corp.:
2.75% 3/15/27		269,000	257,743
3.35% 3/15/32		20,066,000	18,131,148
4.05% 4/15/30		4,724,000	4,548,858
4.1% 3/15/52		3,609,000	2,915,804
5.15% 3/15/29		6,500,000	6,602,855
5.3% 3/15/33		9,000,000	9,189,203
5.45% 3/15/34		7,200,000	7,378,540
5.6% 3/15/53		6,800,000	6,916,678
FirstEnergy Corp.:
1.6% 1/15/26		199,000	191,321
2.05% 3/1/25		1,118,000	1,109,290
2.25% 9/1/30		7,286,000	6,294,207
2.65% 3/1/30		11,794,000	10,557,910
Firstenergy Pennsylvania Elect 5.2% 4/1/28 (b)		6,490,000	6,593,501
Georgia Power Co.:
4.65% 5/16/28		5,500,000	5,517,168
5.25% 3/15/34		8,750,000	8,961,147
IPALCO Enterprises, Inc.:
4.25% 5/1/30		8,967,000	8,547,826
5.75% 4/1/34		22,200,000	22,792,224
ITC Holdings Corp. 5.65% 5/9/34 (b)		11,700,000	12,098,212
Monongahela Power Co. 5.85% 2/15/34 (b)		6,875,000	7,210,475
NextEra Energy Partners LP 7.25% 1/15/29 (b)		820,000	839,145
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	1,960,000	1,986,194
NRG Energy, Inc.:
3.625% 2/15/31 (b)		1,785,000	1,590,644
5.25% 6/15/29 (b)		484,000	474,616
5.75% 1/15/28		1,281,000	1,282,391
6.25% 11/1/34 (b)		455,000	454,948
Pacific Gas & Electric Co. 5.9% 10/1/54		8,600,000	8,828,720
PG&E Corp. 5% 7/1/28		2,715,000	2,665,530
PPL Capital Funding, Inc. 5.25% 9/1/34		7,291,000	7,372,833
Scottish Hydro Electric Transmission PLC 3.375% 9/4/32 (Reg. S)	EUR	1,050,000	1,127,731
Southern Co.:
1.875% 9/15/81 (d)	EUR	2,400,000	2,367,492
3.7% 4/30/30		9,229,000	8,761,314
4.4% 7/1/46		8,095,000	7,009,031
4.85% 3/15/35		4,650,000	4,567,535
5.113% 8/1/27 (e)		1,724,000	1,746,758
5.5% 3/15/29		7,200,000	7,423,088
5.7% 3/15/34		11,450,000	11,997,128
Tampa Electric Co. 6.55% 5/15/36		280,000	302,659
Virginia Electric & Power Co.:
2.3% 11/15/31		2,300,000	1,964,716
2.4% 3/30/32		1,724,000	1,475,650
3.75% 5/15/27		2,000,000	1,961,040
5.55% 8/15/54		2,334,000	2,392,771
Vistra Operations Co. LLC:
5% 7/31/27 (b)		3,190,000	3,160,267
5.625% 2/15/27 (b)		665,000	665,009
Xcel Energy, Inc.:
3.5% 12/1/49		4,570,000	3,308,418
4.8% 9/15/41		311,000	278,821
			458,658,955
Gas Utilities - 0.0%
Boston Gas Co. 4.487% 2/15/42 (b)		1,118,000	953,658
Nakilat, Inc. 6.067% 12/31/33 (b)		972,559	1,016,635
Southern Co. Gas Capital Corp. 3.15% 9/30/51		3,046,000	2,074,663
Southern Gas Networks PLC 3.5% 10/16/30 (Reg. S)	EUR	1,075,000	1,144,140
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		185,000	170,434
			5,359,530
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.75% 10/15/32 (b)		540,000	547,098
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		6,227,000	5,889,253
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.375% 2/15/32 (b)		740,000	740,840
Emera U.S. Finance LP:
2.639% 6/15/31		7,893,000	6,796,215
3.55% 6/15/26		9,123,000	8,939,026
4.75% 6/15/46		5,449,000	4,741,254
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		2,235,000	2,298,094
Sunnova Energy Corp. 11.75% 10/1/28 (b)		455,000	360,465
TerraForm Power Operating LLC:
4.75% 1/15/30 (b)		75,000	70,322
5% 1/31/28 (b)		1,056,000	1,023,871
The AES Corp.:
1.375% 1/15/26		3,793,000	3,640,504
2.45% 1/15/31		75,541,000	64,026,816
3.3% 7/15/25 (b)		18,060,000	17,841,180
3.95% 7/15/30 (b)		21,858,000	20,356,135
TransAlta Corp. 6.5% 3/15/40		655,000	667,450
			137,938,523
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28		2,069,000	1,986,174
3.7% 7/15/30		161,000	153,763
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	800,000	876,827
4.25% 9/6/34 (Reg. S)	EUR	600,000	675,161
NiSource, Inc.:
0.95% 8/15/25		829,000	806,384
1.7% 2/15/31		3,114,000	2,588,418
2.95% 9/1/29		15,395,000	14,228,682
3.6% 5/1/30		21,588,000	20,380,742
4.375% 5/15/47		3,114,000	2,682,993
4.8% 2/15/44		4,982,000	4,597,385
5% 6/15/52		2,180,000	2,035,214
5.25% 3/30/28		4,400,000	4,478,048
5.25% 2/15/43		132,000	129,339
5.35% 4/1/34		4,500,000	4,578,397
5.4% 6/30/33		5,000,000	5,102,500
5.95% 6/15/41		2,375,000	2,490,395
Puget Energy, Inc.:
2.379% 6/15/28		6,588,000	6,046,099
3.65% 5/15/25		1,035,000	1,027,883
4.1% 6/15/30		7,982,000	7,574,470
4.224% 3/15/32		27,701,000	25,775,159
Sempra 6% 10/15/39		2,744,000	2,891,748
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 6.8976% 5/15/67 (d)(i)		3,075,000	3,077,131
2.2% 12/15/28		3,114,000	2,839,183
			117,022,095
Water Utilities - 0.0%
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	565,000	722,759
6.25% 9/12/44 (Reg. S)	GBP	825,000	1,032,867
6.293% 7/30/30 (Reg. S)	GBP	1,000,000	1,299,779
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	380,000	454,026
Southern Water Services Finance Ltd. 2.375% 5/28/28 (Reg. S)	GBP	870,000	860,825
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	431,000	461,348
			4,831,604
TOTAL UTILITIES			723,810,707
TOTAL NONCONVERTIBLE BONDS (Cost $9,443,991,066)			9,394,149,743

U.S. Treasury Obligations - 14.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 8/15/40	3,500,000	2,203,496
1.75% 8/15/41	13,264,000	9,057,343
1.875% 2/15/41	7,454,500	5,262,120
2% 11/15/41	19,304,500	13,664,720
2.25% 8/15/46	830,000	568,226
2.25% 2/15/52	70,500,000	46,059,082
2.375% 5/15/51	520,726,000	351,754,480
2.875% 5/15/52	409,400,000	307,417,821
3.625% 2/15/53	244,816,000	213,353,320
3.625% 5/15/53	2,100,000	1,831,922
4.125% 8/15/44	60,560,000	57,645,550
4.125% 8/15/53 (j)	424,900,000	405,364,560
4.25% 2/15/54	172,588,000	168,569,936
4.25% 8/15/54	463,850,000	453,630,805
4.375% 8/15/43	358,000	354,140
4.5% 2/15/44	2,975,000	2,982,902
4.5% 11/15/54	23,500,000	23,992,031
4.625% 5/15/44	81,585,000	83,101,971
4.625% 5/15/54	103,100,000	107,175,672
4.75% 11/15/53	120,000,000	126,984,374
6.25% 5/15/30 (k)	5,440,000	6,005,250
U.S. Treasury Notes:
1% 7/31/28 (l)	7,000,000	6,263,359
1.875% 2/28/29	150,000,000	137,074,218
2.75% 8/15/32	125,847,100	114,225,907
3.375% 9/15/27	47,710,000	46,785,619
3.375% 5/15/33	221,200,000	208,619,250
3.5% 1/31/30	472,798,300	459,519,315
3.5% 4/30/30	143,600,000	139,392,968
3.5% 2/15/33	292,524,000	278,949,058
3.625% 3/31/30	122,852,000	120,025,445
3.625% 9/30/31	422,582,000	409,904,540
3.75% 8/15/27	43,508,200	43,088,414
3.75% 12/31/28	1,935,000	1,908,469
3.75% 5/31/30	268,624,800	263,818,936
3.75% 8/31/31	51,900,000	50,726,168
3.875% 12/31/27 (l)	207,578,700	206,135,135
3.875% 12/31/29	135,000,000	133,576,171
3.875% 8/15/33	71,115,500	69,507,067
3.875% 8/15/34	1,056,840,000	1,029,841,331
4% 1/15/27	73,370,000	73,109,192
4% 1/31/29	5,950,000	5,923,504
4% 2/28/30	420,900,000	418,746,175
4% 2/15/34	39,379,200	38,785,436
4.125% 7/31/28	233,500,000	233,509,121
4.125% 10/31/29 (m)	43,300,000	43,364,274
4.125% 8/31/30	188,034,000	188,026,655
4.125% 7/31/31	903,225,000	902,671,775
4.125% 10/31/31	1,100,000	1,099,484
4.125% 11/15/32	125,700,900	125,524,133
4.25% 3/15/27	10,796,700	10,817,366
4.25% 2/28/29	2,300,000	2,312,039
4.25% 6/30/29	26,576,100	26,741,581
4.25% 2/28/31	76,182,300	76,673,319
4.25% 6/30/31	15,123,000	15,224,608
4.25% 11/15/34	161,037,100	161,766,799
4.375% 8/31/28	104,000,000	104,877,500
4.375% 11/30/30	68,244,800	69,137,847
4.375% 5/15/34	105,436,400	106,869,676
4.5% 5/15/27	68,939,400	69,491,454
4.5% 5/31/29	11,680,000	11,871,169
4.5% 11/15/33	600,173,200	613,934,985
4.625% 9/15/26	49,200,000	49,534,407
4.625% 10/15/26	72,000,000	72,531,562
4.625% 9/30/28	119,000,000	121,091,796
4.625% 4/30/29	5,100,000	5,205,387
4.625% 9/30/30	156,000,000	160,015,782
4.625% 5/31/31	71,431,700	73,407,233
4.875% 10/31/30	205,200,000	213,215,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,433,480,404)		10,101,820,975

U.S. Government Agency - Mortgage Securities - 27.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.5%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (d)(i)	5,992	6,108
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (d)(i)	1,673	1,706
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 7.48% 7/1/34 (d)(i)	650	660
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (d)(i)	5,782	5,889
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (d)(i)	5,393	5,505
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 5.971% 3/1/36 (d)(i)	1,085	1,110
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.600% 7.436% 8/1/35 (d)(i)	2,921	2,978
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 6.887% 11/1/36 (d)(i)	2,077	2,116
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 7.065% 9/1/36 (d)(i)	1,117	1,140
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 7.389% 5/1/35 (d)(i)	8,543	8,702
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.670% 6.711% 3/1/33 (d)(i)	2,632	2,678
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.062% 5/1/36 (d)(i)	3,692	3,766
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 6.521% 7/1/43 (d)(i)	68,052	69,827
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.177% 6/1/42 (d)(i)	7,319	7,488
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.27% 3/1/40 (d)(i)	10,309	10,599
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.556% 7/1/35 (d)(i)	2,427	2,479
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.5% 8/1/41 (d)(i)	16,783	17,162
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 1/1/42 (d)(i)	21,976	22,594
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 7.635% 7/1/41 (d)(i)	2,243	2,297
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (d)(i)	3,157	3,246
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (d)(i)	9,739	9,993
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 7.073% 12/1/40 (d)(i)	277,267	284,646
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 7.318% 9/1/41 (d)(i)	3,260	3,342
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 7.639% 7/1/41 (d)(i)	4,313	4,419
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.298% 2/1/35 (d)(i)	12,720	13,007
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 7.004% 10/1/41 (d)(i)	2,838	2,888
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.703% 7/1/37 (d)(i)	14,627	15,005
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.500% 6.755% 1/1/35 (d)(i)	1,477	1,489
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.530% 6.785% 12/1/34 (d)(i)	1,393	1,405
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.530% 6.785% 3/1/35 (d)(i)	1,125	1,135
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.550% 7.08% 10/1/33 (d)(i)	630	636
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.560% 7.315% 7/1/35 (d)(i)	725	731
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.960% 7.417% 9/1/35 (d)(i)	1,290	1,313
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (d)(i)	2,915	2,960
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.911% 6/1/36 (d)(i)	8,907	9,060
U.S. TREASURY 1 YEAR INDEX + 2.280% 7.249% 10/1/33 (d)(i)	4,600	4,678
U.S. TREASURY 1 YEAR INDEX + 2.460% 7.395% 7/1/34 (d)(i)	6,839	6,966
1% 12/1/36	77,507,357	65,261,110
1.5% 9/1/35 to 8/1/51	225,770,006	186,922,868
2% 2/1/28 to 6/1/52	868,338,367	739,635,203
2.5% 5/1/31 to 7/1/53	998,245,022	864,973,396
3% 12/1/28 to 8/1/52 (l)(n)	731,690,273	654,932,607
3.25% 12/1/41	5,086	4,725
3.4% 7/1/42 to 9/1/42	102,279	94,504
3.5% 9/1/33 to 8/1/52 (n)	554,250,816	510,551,345
3.65% 5/1/42 to 8/1/42	24,019	22,531
3.9% 4/1/42	8,728	8,310
4% 3/1/36 to 2/1/53	302,863,040	288,757,791
4.25% 11/1/41	16,312	15,863
4.5% to 4.5% 5/1/25 to 12/1/52	105,381,311	102,742,199
5% 10/1/29 to 12/1/54	216,372,001	213,874,152
5.3% 8/1/41 (d)	186,942	186,714
5.5% 9/1/32 to 10/1/54	287,018,479	288,473,163
6% to 6% 9/1/29 to 11/1/54	479,167,061	488,343,116
6.5% 7/1/32 to 7/1/54	203,128,586	209,949,988
6.735% 2/1/39 (d)	74,000	76,007
7% to 7% 8/1/25 to 7/1/37	56,993	59,249
7.5% to 7.5% 7/1/25 to 9/1/32	31,476	32,680
8% 3/1/37	2,726	2,883
9% 10/1/30	2,722	2,891
TOTAL FANNIE MAE		4,615,465,018
Freddie Mac - 4.4%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (d)(i)	3,500	3,551
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 6.227% 3/1/36 (d)(i)	14,248	14,478
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 6.127% 3/1/36 (d)(i)	14,511	14,726
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.466% 12/1/40 (d)(i)	112,217	115,080
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.294% 9/1/41 (d)(i)	42,881	43,741
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.567% 7/1/41 (d)(i)	25,272	25,769
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (d)(i)	7,497	7,661
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (d)(i)	1,078	1,101
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.601% 9/1/41 (d)(i)	4,559	4,662
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.155% 5/1/41 (d)(i)	8,530	8,733
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.485% 5/1/41 (d)(i)	5,845	5,978
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.628% 6/1/41 (d)(i)	8,220	8,403
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.785% 6/1/41 (d)(i)	2,363	2,415
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 7.17% 10/1/42 (d)(i)	15,696	16,101
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 7.711% 6/1/33 (d)(i)	2,852	2,905
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.936% 4/1/38 (d)(i)	6,252	6,401
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 7.658% 3/1/33 (d)(i)	119	121
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.905% 7/1/36 (d)(i)	6,377	6,523
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (d)(i)	11,846	12,179
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.120% 6.424% 8/1/37 (d)(i)	7,212	7,191
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.860% 7.255% 10/1/36 (d)(i)	12,853	13,005
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.990% 7.162% 10/1/35 (d)(i)	8,681	8,805
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 2.020% 7.635% 6/1/37 (d)(i)	13,983	14,164
FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 3.040% 8.549% 10/1/35 (d)(i)	1,616	1,661
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.821% 6/1/33 (d)(i)	11,706	11,807
U.S. TREASURY 1 YEAR INDEX + 2.240% 7.12% 6/1/33 (d)(i)	20,544	20,785
U.S. TREASURY 1 YEAR INDEX + 2.370% 7.19% 3/1/35 (d)(i)	34,895	35,410
1.5% 8/1/35 to 6/1/51	428,511,648	335,195,333
2% 6/1/35 to 4/1/52	649,607,707	540,016,353
2.5% 6/1/31 to 6/1/52 (j)	487,956,543	419,598,037
3% 12/1/30 to 6/1/52	255,666,566	226,377,249
3.5% 3/1/32 to 10/1/52 (n)	281,441,743	259,885,898
4% 5/1/33 to 3/1/53	93,456,416	89,153,031
4% 4/1/48	8,386	7,979
4.5% 6/1/25 to 7/1/49	21,508,356	21,090,333
5% 7/1/33 to 12/1/54	465,881,927	458,612,602
5.5% 3/1/34 to 12/1/54 (k)(l)(n)	444,175,078	445,950,826
6% 11/1/28 to 11/1/54 (k)	227,338,887	233,301,469
6.5% 5/1/31 to 9/1/54 (j)(k)	97,709,418	101,814,214
7% 3/1/26 to 1/1/36	68,937	71,977
7.5% 1/1/27 to 7/1/34	24,138	25,449
8% 7/1/25 to 4/1/32	1,581	1,635
8.5% 8/1/26 to 1/1/28	563	575
TOTAL FREDDIE MAC		3,131,516,316
Ginnie Mae - 10.8%
3.5% 9/20/40 to 11/20/54	271,310,115	248,548,238
4% 7/20/33 to 10/20/52	131,456,006	124,480,350
4.5% 6/20/33 to 7/20/54	125,553,439	121,381,582
5.5% 8/15/33 to 9/15/39	168,315	170,905
6% to 6% 10/15/30 to 5/15/40	216,342	223,313
7% to 7% 8/15/25 to 11/15/32	228,751	234,184
7.5% to 7.5% 9/15/25 to 9/15/31	9,909	10,110
8% 6/15/25 to 1/15/28	1,487	1,506
8.5% to 8.5% 11/15/27 to 1/15/31	1,696	1,744
2% 9/20/50 to 1/20/54	423,548,105	348,648,085
2% 12/1/54 (c)	61,425,000	50,502,867
2% 12/1/54 (c)	104,100,000	85,589,719
2% 12/1/54 (c)	185,175,000	152,248,570
2% 12/1/54 (c)	313,800,000	258,002,438
2% 12/1/54 (c)	4,300,000	3,535,406
2% 12/1/54 (c)	7,300,000	6,001,969
2% 12/1/54 (c)	5,325,000	4,378,148
2% 12/1/54 (c)	6,875,000	5,652,539
2% 12/1/54 (c)	275,000	226,102
2% 12/1/54 (c)	36,750,000	30,215,391
2% 12/1/54 (c)	47,450,000	39,012,797
2% 12/1/54 (c)	1,875,000	1,541,602
2% 1/1/55 (c)	61,300,000	50,447,987
2% 1/1/55 (c)	32,200,000	26,499,595
2% 1/1/55 (c)	184,800,000	152,084,634
2% 1/1/55 (c)	81,050,000	66,701,621
2% 1/1/55 (c)	4,300,000	3,538,766
2% 1/1/55 (c)	2,100,000	1,728,234
2% 1/1/55 (c)	32,075,000	26,396,724
2% 1/1/55 (c)	80,825,000	66,516,453
2% 1/1/55 (c)	2,075,000	1,707,660
2.5% 11/20/47 to 5/20/52	576,020,966	490,986,550
2.5% 12/1/54 (c)	14,900,000	12,739,500
2.5% 12/1/54 (c)	25,000,000	21,375,000
3% 2/20/31 to 2/20/50	27,650,319	26,110,851
3% 12/1/54 (c)	20,200,000	17,908,563
3% 12/1/54 (c)	181,725,000	161,110,570
3% 12/1/54 (c)	7,800,000	6,915,188
3% 12/1/54 (c)	16,875,000	14,960,742
3% 12/1/54 (c)	139,225,000	123,431,664
3% 12/1/54 (c)	5,125,000	4,543,633
3% 12/1/54 (c)	6,550,000	5,806,984
3% 12/1/54 (c)	53,950,000	47,830,047
3% 12/1/54 (c)	2,000,000	1,773,125
3% 12/1/54 (c)	43,600,000	38,654,125
3% 12/1/54 (c)	34,850,000	30,896,703
3% 12/1/54 (c)	1,275,000	1,130,367
3% 12/1/54 (c)	31,525,000	27,948,883
3% 12/1/54 (c)	6,550,000	5,806,984
3% 12/1/54 (c)	139,225,000	123,431,664
3% 12/1/54 (c)	39,700,000	35,196,531
3% 12/1/54 (c)	2,000,000	1,773,125
3% 12/1/54 (c)	5,075,000	4,499,305
3% 1/1/55 (c)	28,275,000	25,081,913
3% 1/1/55 (c)	132,825,000	117,825,113
3% 1/1/55 (c)	5,250,000	4,657,119
3% 1/1/55 (c)	38,075,000	33,775,202
3% 1/1/55 (c)	178,925,000	158,719,053
3% 1/1/55 (c)	7,075,000	6,276,022
3.5% 12/1/54 (c)	14,000,000	12,797,968
3.5% 12/1/54 (c)	22,800,000	20,842,406
3.5% 12/1/54 (c)	2,500,000	2,285,352
3.5% 12/1/54 (c)	38,950,000	35,605,776
3.5% 12/1/54 (c)	109,700,000	100,281,224
3.5% 12/1/54 (c)	6,900,000	6,307,570
3.5% 12/1/54 (c)	19,525,000	17,848,595
3.5% 12/1/54 (c)	109,550,000	100,144,103
3.5% 12/1/54 (c)	3,475,000	3,176,639
3.5% 1/1/55 (c)	31,000,000	28,352,891
3.5% 1/1/55 (c)	213,350,000	195,131,915
3.5% 1/1/55 (c)	5,900,000	5,396,195
3.5% 1/1/55 (c)	7,325,000	6,699,514
3.5% 1/1/55 (c)	50,400,000	46,096,314
3.5% 1/1/55 (c)	1,400,000	1,280,453
4% 12/1/54 (c)	20,000,000	18,812,500
4.5% 12/1/54 (c)	6,425,000	6,200,125
4.5% 12/1/54 (c)	81,000,000	78,165,000
4.5% 12/1/54 (c)	8,125,000	7,840,625
4.5% 12/1/54 (c)	102,350,000	98,767,750
5% 4/15/33 to 2/20/54	8,483,811	8,514,520
5% 12/1/54 (c)	43,700,000	43,085,469
5% 12/1/54 (c)	8,750,000	8,626,953
5% 12/1/54 (c)	85,825,000	84,618,086
5% 12/1/54 (c)	3,875,000	3,820,508
5% 12/1/54 (c)	62,050,000	61,177,422
5% 12/1/54 (c)	4,500,000	4,436,719
5.5% 12/1/54 (c)	7,600,000	7,610,094
5.5% 12/1/54 (c)	74,400,000	74,498,811
5.5% 12/1/54 (c)	3,600,000	3,604,781
5.5% 12/1/54 (c)	9,475,000	9,487,584
5.5% 12/1/54 (c)	12,250,000	12,266,269
5.5% 12/1/54 (c)	24,025,000	24,056,908
5.5% 12/1/54 (c)	87,350,000	87,466,010
5.5% 12/1/54 (c)	4,550,000	4,556,043
5.5% 12/1/54 (c)	23,300,000	23,330,945
5.5% 12/1/54 (c)	64,300,000	64,385,397
5.5% 12/1/54 (c)	2,975,000	2,978,951
5.5% 12/1/54 (c)	12,300,000	12,316,336
5.5% 12/1/54 (c)	8,500,000	8,511,289
5.5% 12/1/54 (c)	79,000,000	79,104,920
5.5% 12/1/54 (c)	2,975,000	2,978,951
5.5% 12/1/54 (c)	1,600,000	1,602,125
5.5% 12/1/54 (c)	9,350,000	9,362,418
5.5% 12/1/54 (c)	91,950,000	92,072,119
5.5% 12/1/54 (c)	4,400,000	4,405,844
5.5% 12/1/54 (c)	4,725,000	4,731,275
5.5% 12/1/54 (c)	46,225,000	46,286,391
5.5% 12/1/54 (c)	2,225,000	2,227,955
5.5% 1/1/55 (c)	12,250,000	12,257,177
5.5% 1/1/55 (c)	87,350,000	87,401,178
5.5% 1/1/55 (c)	4,550,000	4,552,666
5.5% 1/1/55 (c)	12,300,000	12,307,207
5.5% 1/1/55 (c)	87,500,000	87,551,266
5.5% 1/1/55 (c)	4,575,000	4,577,680
6% 12/1/54 (c)	43,050,000	43,500,682
6% 12/1/54 (c)	184,400,000	186,330,447
6% 12/1/54 (c)	7,425,000	7,502,731
6% 12/1/54 (c)	10,750,000	10,862,540
6% 12/1/54 (c)	46,075,000	46,557,350
6% 12/1/54 (c)	1,850,000	1,869,367
6% 12/1/54 (c)	28,300,000	28,596,267
6% 12/1/54 (c)	183,950,000	185,875,736
6% 12/1/54 (c)	4,900,000	4,951,297
6% 12/1/54 (c)	24,150,000	24,402,822
6% 12/1/54 (c)	57,900,000	58,506,144
6% 12/1/54 (c)	1,550,000	1,566,227
6% 12/1/54 (c)	34,500,000	34,861,174
6% 12/1/54 (c)	82,750,000	83,616,293
6% 12/1/54 (c)	2,200,000	2,223,031
6% 12/1/54 (c)	10,650,000	10,761,493
6% 12/1/54 (c)	25,550,000	25,817,478
6% 12/1/54 (c)	675,000	682,066
6% 12/1/54 (c)	10,750,000	10,862,540
6% 12/1/54 (c)	10,700,000	10,812,016
6% 12/1/54 (c)	46,075,000	46,557,350
6% 12/1/54 (c)	31,400,000	31,728,720
6% 12/1/54 (c)	1,675,000	1,692,535
6% 12/1/54 (c)	6,250,000	6,315,430
6% 12/1/54 (c)	43,050,000	43,500,682
6% 12/1/54 (c)	42,600,000	43,045,971
6% 12/1/54 (c)	168,150,000	169,910,329
6% 12/1/54 (c)	182,200,000	184,107,415
6% 12/1/54 (c)	7,400,000	7,477,469
6% 12/1/54 (c)	5,925,000	5,987,028
6% 1/1/55 (c)	21,450,000	21,657,797
6% 1/1/55 (c)	93,725,000	94,632,961
6% 1/1/55 (c)	3,175,000	3,205,758
6% 1/1/55 (c)	47,525,000	47,985,398
6% 1/1/55 (c)	191,100,000	192,951,281
6% 1/1/55 (c)	6,575,000	6,638,695
6% 1/1/55 (c)	31,625,000	31,931,367
6% 1/1/55 (c)	138,200,000	139,538,813
6% 1/1/55 (c)	4,700,000	4,745,531
6% 1/1/55 (c)	44,350,000	44,779,641
6% 1/1/55 (c)	193,700,000	195,576,469
6% 1/1/55 (c)	6,600,000	6,663,938
6.5% 3/20/31 to 6/15/37	36,900	37,959
6.5% 12/1/54 (c)	2,275,000	2,313,035
6.5% 12/1/54 (c)	6,850,000	6,964,524
6.5% 12/1/54 (c)	64,850,000	65,934,214
6.5% 12/1/54 (c)	3,050,000	3,100,992
6.5% 12/1/54 (c)	5,850,000	5,947,805
6.5% 12/1/54 (c)	725,000	737,121
6.5% 12/1/54 (c)	55,250,000	56,173,714
6.5% 12/1/54 (c)	6,875,000	6,989,942
6.5% 12/1/54 (c)	2,600,000	2,643,469
6.5% 12/1/54 (c)	325,000	330,434
6.5% 12/1/54 (c)	5,125,000	5,210,684
6.5% 12/1/54 (c)	48,275,000	49,082,100
6.5% 1/1/55 (c)	6,850,000	6,961,580
6.5% 1/1/55 (c)	64,850,000	65,906,348
6.5% 1/1/55 (c)	3,050,000	3,099,682
TOTAL GINNIE MAE		7,612,416,829
Uniform Mortgage Backed Securities - 5.5%
2% 12/1/39 (c)	13,700,000	12,283,976
2% 12/1/39 (c)	4,325,000	3,877,971
2% 12/1/39 (c)	1,200,000	1,075,969
2% 12/1/39 (c)	20,750,000	18,605,292
2% 12/1/39 (c)	17,700,000	15,870,539
2% 12/1/39 (c)	6,600,000	5,917,828
2% 12/1/54 (c)	35,600,000	28,541,189
2% 12/1/54 (c)	12,400,000	9,941,313
2% 12/1/54 (c)	1,425,000	1,142,449
2% 12/1/54 (c)	214,175,000	171,708,124
2% 12/1/54 (c)	60,100,000	48,183,300
2% 12/1/54 (c)	8,575,000	6,874,739
2% 12/1/54 (c)	13,400,000	10,743,032
2% 12/1/54 (c)	525,000	420,902
2% 12/1/54 (c)	38,600,000	30,946,346
2% 12/1/54 (c)	43,000,000	34,473,908
2% 12/1/54 (c)	258,725,000	207,424,697
2% 12/1/54 (c)	16,200,000	12,987,845
2% 12/1/54 (c)	68,100,000	54,597,050
2% 12/1/54 (c)	400,000	320,688
2% 12/1/54 (c)	14,550,000	11,665,009
2% 12/1/54 (c)	8,300,000	6,654,266
2% 12/1/54 (c)	7,300,000	5,852,547
2% 12/1/54 (c)	97,650,000	78,287,841
2% 12/1/54 (c)	48,850,000	39,163,963
2% 12/1/54 (c)	6,100,000	4,890,485
2% 12/1/54 (c)	3,050,000	2,445,242
2% 12/1/54 (c)	1,500,000	1,202,578
2% 12/1/54 (c)	60,200,000	48,263,472
2% 12/1/54 (c)	83,250,000	66,743,090
2% 12/1/54 (c)	84,125,000	67,444,594
2% 12/1/54 (c)	5,275,000	4,229,067
2% 12/1/54 (c)	1,300,000	1,042,234
2% 12/1/54 (c)	7,400,000	5,932,719
2% 12/1/54 (c)	3,500,000	2,806,016
2% 12/1/54 (c)	200,000	160,344
2% 12/1/54 (c)	2,700,000	2,164,641
2% 12/1/54 (c)	20,200,000	16,194,720
2% 12/1/54 (c)	37,150,000	29,783,853
2% 12/1/54 (c)	5,750,000	4,609,883
2% 12/1/54 (c)	6,800,000	5,451,688
2% 12/1/54 (c)	35,300,000	28,300,674
2% 12/1/54 (c)	10,050,000	8,057,274
2% 12/1/54 (c)	4,025,000	3,226,918
2% 12/1/54 (c)	7,075,000	5,672,161
2% 12/1/54 (c)	4,725,000	3,788,121
2% 12/1/54 (c)	57,100,000	45,778,143
2% 12/1/54 (c)	20,250,000	16,234,806
2% 12/1/54 (c)	188,200,000	150,883,478
2% 12/1/54 (c)	21,700,000	17,397,298
2% 12/1/54 (c)	131,275,000	105,245,635
2% 12/1/54 (c)	8,975,000	7,195,426
2% 12/1/54 (c)	10,675,000	8,558,348
2% 1/1/55 (c)	12,600,000	10,113,961
2% 1/1/55 (c)	86,400,000	69,352,874
2% 1/1/55 (c)	352,300,000	282,789,554
2% 1/1/55 (c)	22,350,000	17,940,240
2% 1/1/55 (c)	48,250,000	38,730,048
2% 1/1/55 (c)	181,350,000	145,568,793
2% 1/1/55 (c)	10,700,000	8,588,840
2% 1/1/55 (c)	33,450,000	26,850,158
2% 1/1/55 (c)	120,725,000	96,905,390
2% 1/1/55 (c)	6,700,000	5,378,059
2.5% 12/1/54 (c)	8,275,000	6,927,727
2.5% 12/1/54 (c)	6,675,000	5,588,227
2.5% 12/1/54 (c)	9,450,000	7,911,422
2.5% 12/1/54 (c)	14,900,000	12,474,094
2.5% 12/1/54 (c)	12,800,000	10,716,000
2.5% 12/1/54 (c)	10,300,000	8,623,031
2.5% 12/1/54 (c)	14,600,000	12,222,938
2.5% 12/1/54 (c)	2,900,000	2,427,844
2.5% 12/1/54 (c)	7,000,000	5,860,313
2.5% 12/1/54 (c)	9,800,000	8,204,438
2.5% 12/1/54 (c)	5,750,000	4,813,828
2.5% 12/1/54 (c)	4,025,000	3,369,680
2.5% 12/1/54 (c)	1,500,000	1,255,781
2.5% 12/1/54 (c)	25,000,000	20,929,688
2.5% 12/1/54 (c)	10,050,000	8,413,734
2.5% 12/1/54 (c)	9,900,000	8,288,156
2.5% 12/1/54 (c)	15,100,000	12,641,531
2.5% 12/1/54 (c)	7,075,000	5,923,102
2.5% 12/1/54 (c)	3,300,000	2,762,719
2.5% 1/1/55 (c)	20,750,000	17,387,041
3% 12/1/39 (c)	5,400,000	5,083,172
3% 12/1/39 (c)	26,400,000	24,851,062
3% 12/1/54 (c)	700,000	609,930
3% 12/1/54 (c)	6,300,000	5,489,367
3% 12/1/54 (c)	6,300,000	5,489,367
3% 12/1/54 (c)	31,250,000	27,229,003
3% 12/1/54 (c)	110,850,000	96,586,720
3% 12/1/54 (c)	31,200,000	27,185,437
3% 12/1/54 (c)	3,325,000	2,897,166
3% 12/1/54 (c)	110,750,000	96,499,587
3% 12/1/54 (c)	11,850,000	10,325,238
3% 1/1/55 (c)	7,800,000	6,801,843
3.5% 12/1/54 (c)	11,700,000	10,602,211
3.5% 12/1/54 (c)	13,300,000	12,052,086
3.5% 12/1/54 (c)	27,400,000	24,829,110
3.5% 12/1/54 (c)	37,900,000	34,343,915
3.5% 12/1/54 (c)	10,200,000	9,242,953
3.5% 12/1/54 (c)	58,150,000	52,693,896
3.5% 12/1/54 (c)	28,450,000	25,780,591
3.5% 12/1/54 (c)	15,600,000	14,136,282
3.5% 12/1/54 (c)	11,700,000	10,602,211
3.5% 12/1/54 (c)	11,950,000	10,828,754
3.5% 12/1/54 (c)	1,350,000	1,223,332
3.5% 12/1/54 (c)	37,900,000	34,343,915
3.5% 12/1/54 (c)	27,800,000	25,191,579
4.5% 12/1/54 (c)	42,700,000	41,012,018
4.5% 12/1/54 (c)	119,000,000	114,295,787
4.5% 12/1/54 (c)	4,350,000	4,178,039
4.5% 12/1/54 (c)	1,425,000	1,368,668
4.5% 12/1/54 (c)	150,000	144,070
5% 12/1/39 (c)	4,300,000	4,309,070
5% 12/1/39 (c)	21,200,000	21,244,719
5% 12/1/39 (c)	4,300,000	4,309,070
5% 12/1/39 (c)	17,500,000	17,536,915
5% 12/1/39 (c)	21,200,000	21,244,719
5% 12/1/39 (c)	6,400,000	6,413,500
5% 12/1/39 (c)	2,025,000	2,029,272
5% 12/1/39 (c)	25,000	25,053
6% 12/1/54 (c)	5,375,000	5,439,668
6% 12/1/54 (c)	49,625,000	50,222,048
6% 12/1/54 (c)	3,975,000	4,022,824
6% 12/1/54 (c)	15,600,000	15,787,687
6% 12/1/54 (c)	58,175,000	58,874,915
6% 12/1/54 (c)	218,575,000	221,204,720
6% 12/1/54 (c)	5,250,000	5,313,164
6% 12/1/54 (c)	15,600,000	15,787,687
6% 12/1/54 (c)	19,500,000	19,734,608
6% 12/1/54 (c)	600,000	607,219
6.5% 12/1/54 (c)	24,400,000	24,983,311
6.5% 12/1/54 (c)	42,800,000	43,823,185
6.5% 12/1/54 (c)	28,700,000	29,386,108
6.5% 12/1/54 (c)	19,200,000	19,658,999
6.5% 12/1/54 (c)	143,800,000	147,237,712
6.5% 12/1/54 (c)	600,000	614,344
6.5% 12/1/54 (c)	25,000	25,598
6.5% 12/1/54 (c)	41,300,000	42,287,326
6.5% 1/1/55 (c)	25,000	25,595
6.5% 1/1/55 (c)	25,525,000	26,132,217
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,894,421,464
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,609,203,692)		19,253,819,627

Asset-Backed Securities - 4.0%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	18,640,366	18,955,627
Class A2, 6.261% 5/16/49 (b)	16,983,705	17,270,947
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	5,211,323	3,947,534
Series 2019-1 Class A, 3.844% 5/15/39 (b)	321,687	312,028
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	5,221,340	5,012,679
Class B, 4.458% 10/16/39 (b)	1,488,945	893,638
Series 2021-1A Class A, 2.95% 11/16/41 (b)	7,612,580	7,071,968
Series 2021-2A Class A, 2.798% 1/15/47 (b)	16,428,372	15,016,107
Achv Abs Trust 2024-3Alabama Series 2024-3AL Class A, 5.01% 12/26/31 (b)	4,535,000	4,534,454
Affirm Asset Securitization Trust:
Series 2023-X1 Class A, 7.11% 11/15/28 (b)	283,481	284,312
Series 2024-A Class 1A, 5.61% 2/15/29 (b)	25,000,000	25,166,055
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	6,431,973	6,453,558
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.1473% 4/16/37 (b)(d)(i)	18,732,000	18,848,607
Aimco Clo 17 Ltd. / Aimco Clo 1 Series 2024-17A Class A1R, CME Term SOFR 3 Month Index + 1.350% 5.9816% 7/20/37 (b)(d)(i)	14,150,000	14,218,500
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.1174% 4/19/37 (b)(d)(i)	23,550,000	23,704,582
AIMCO CLO Ltd.:
Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 5.8175% 1/17/32 (b)(d)(i)	3,797,449	3,805,043
Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.340% 5.9875% 7/17/37 (b)(d)(i)	25,100,000	25,160,190
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.1174% 7/20/35 (b)(d)(i)	12,690,000	12,704,048
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.019% 7/20/34 (b)(d)(i)	8,250,000	8,263,703
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	16,200,000	16,316,843
American Express Credit Account Master Trust:
Series 2023-1 Class A, 4.87% 5/15/28	32,320,000	32,489,101
Series 2024-2 Class A, 5.24% 4/15/31	7,800,000	8,055,758
American Tower Trust I 5.49% 3/15/53 (b)	5,029,000	5,095,393
Ammc Clo 24 Ltd. Series 2024-24A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.0602% 1/20/35 (b)(d)(i)	150,000	150,000
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	1,838,146	1,764,637
Class B, 4.335% 1/16/40 (b)	279,636	237,653
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 5.9259% 10/15/32 (b)(d)(i)	20,243,000	20,271,279
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 5.9432% 4/22/31 (b)(d)(i)	2,208,058	2,213,579
Ares LV CLO Ltd. Series 2024-55A Class A1R2, CME Term SOFR 3 Month Index + 1.370% 6.0259% 10/15/37 (b)(d)(i)	7,566,000	7,600,879
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 5.9859% 1/15/35 (b)(d)(i)	18,170,000	18,196,928
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 5.9875% 4/15/34 (b)(d)(i)	24,780,000	24,822,448
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 5.9675% 4/17/33 (b)(d)(i)	12,800,000	12,828,864
Ari Fleet Lease Trust 2024-B Series 2024-B:
Class A2, 5.54% 4/15/33 (b)	7,184,000	7,237,925
Class A3, 5.26% 4/15/33 (b)	7,820,000	7,938,845
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.0675% 10/15/36 (b)(d)(i)	7,970,000	7,982,138
Barings CLO Ltd. Series 2024-4A Class AR, 6.4518% 10/20/37 (b)(d)	11,089,000	11,134,975
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 6.3674% 1/20/37 (b)(d)(i)	21,860,000	22,005,653
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 5.8272% 2/25/35 (d)(i)	4,422	4,421
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 5.9475% 1/17/35 (b)(d)(i)	15,590,000	15,626,278
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.0475% 1/15/35 (b)(d)(i)	11,380,000	11,393,292
Blackbird Capital Aircraft:
Series 2016-1A Class A, 6.5% 12/16/41 (b)(e)	3,997,485	3,989,330
Series 2021-1A Class A, 2.443% 7/15/46 (b)	24,335,472	22,204,670
Blueberry Park Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.350% 6.4761% 10/20/37 (b)(d)(i)	12,672,000	12,726,946
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	1,852,000	1,868,547
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	6,012,000	6,093,398
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 5.9075% 4/15/29 (b)(d)(i)	1,020,679	1,021,584
Buckhorn Park Clo Ltd. Series 2024-1A Class ARR, CME Term SOFR 3 Month Index + 1.070% 5.6277% 7/18/34 (b)(d)(i)	6,900,000	6,900,000
Carlyle U.S. Clo 2024-6 Ltd. Series 2024-6A Class E, CME Term SOFR 3 Month Index + 5.750% 10.2066% 10/25/37 (b)(d)(i)	150,000	149,991
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	664,300	664,965
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	11,479,000	11,680,141
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	14,679,000	14,960,749
Carmax Select Receivables Trust Series 2024-A:
Class A2A, 5.78% 9/15/27	5,139,000	5,167,318
Class A3, 5.4% 11/15/28	4,084,000	4,134,472
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	9,389,785	8,638,910
Class B, 5.095% 4/15/39 (b)	3,098,041	2,199,677
Series 2021-1R Class A, 2.741% 8/15/41 (b)	10,052,209	9,463,267
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,073,006	1,011,326
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	2,903,436	2,778,648
Class B, 6.656% 1/15/46 (b)	937,588	901,805
Cedar Funding Ltd.:
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.0175% 10/25/34 (b)(d)(i)	6,880,000	6,890,169
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 5.9374% 4/20/35 (b)(d)(i)	14,430,000	14,436,494
Series 2024-10A Class AR2, CME Term SOFR 3 Month Index + 1.360% 5.9069% 10/20/37 (b)(d)(i)	9,231,000	9,231,000
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 6.4674% 7/20/36 (b)(d)(i)	21,114,000	21,195,500
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 5.8488% 7/27/30 (b)(d)(i)	182,054	182,050
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	5,262,006	5,186,686
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	15,195,000	15,356,500
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	11,940,000	12,211,017
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	5,496,020	5,571,985
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	15,710,389	15,863,416
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	9,000,000	8,852,028
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	14,161,000	14,308,018
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	4,572,711	4,577,379
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.049% 10/20/34 (b)(d)(i)	11,410,000	11,423,167
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.079% 4/20/34 (b)(d)(i)	9,400,000	9,414,861
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	25,364,933	24,612,238
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	8,058,488	7,779,240
Class A2II, 4.021% 5/20/49 (b)	716,310	704,664
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	28,840,040	24,737,481
Class A2I, 2.045% 11/20/51 (b)	3,980,880	3,759,660
Class A2II, 2.493% 11/20/51 (b)	10,534,200	9,575,692
Dell Equipment Finance Trust 2024-2 Series 2024-2 Class A3, 4.59% 8/22/30 (b)	13,000,000	13,004,627
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	3,826,690	3,841,804
Class A3, 5.64% 2/22/28 (b)	6,112,000	6,206,070
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	10,995,000	11,010,213
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	4,988,000	5,070,649
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	25,989,000	26,075,335
Dominos Pizza Master Issuer LLC:
Series 2016-1A Class A2II, 4.474% 10/25/45 (b)	5,662,388	5,637,546
Series 2017-1A Class A23, 4.118% 7/25/47 (b)	10,810,000	10,547,315
Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	2,552,565	2,532,517
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	34,443,840	32,199,838
Series 2021-1A:
Class A2I, 2.662% 4/25/51 (b)	14,110,975	12,870,191
Class A2II, 3.151% 4/25/51 (b)	6,660,653	5,871,730
Dryden 104 Clo Ltd. / Dryden 10 Series 2024-104A Class A1R, CME Term SOFR 3 Month Index + 1.290% 5.811% 8/20/34 (b)(d)(i)	6,800,000	6,816,306
Dryden 68 CLO Ltd. Series 2024-68A Class ARR, CME Term SOFR 3 Month Index + 1.100% 0% 7/15/35 (b)(d)(i)	5,800,000	5,800,000
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 5.9174% 4/20/35 (b)(d)(i)	9,710,000	9,733,790
Dryden CLO, Ltd. Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.1624% 4/18/37 (b)(d)(i)	12,450,000	12,529,531
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.0091% 7/17/34 (b)(d)(i)	40,316,000	40,389,174
Dryden Senior Loan Fund:
Series 2018-70A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.0789% 1/16/32 (b)(d)(i)	2,563,434	2,569,953
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 5.9126% 2/20/35 (b)(d)(i)	6,930,000	6,941,289
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 6.0359% 7/15/37 (b)(d)(i)	14,140,000	14,197,705
Eaton Vance CLO, Ltd.:
Series 2024-1A:
Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.1659% 7/15/37 (b)(d)(i)	12,310,000	12,382,703
Class ARR, CME Term SOFR 3 Month Index + 1.390% 6.0459% 10/15/37 (b)(d)(i)	11,494,000	11,542,562
Series 2024-2A Class AR2, CME Term SOFR 3 Month Index + 1.380% 6.0359% 10/15/37 (b)(d)(i)	11,970,000	12,029,658
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.1675% 1/15/34 (b)(d)(i)	2,000,000	2,003,494
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	15,314,000	15,446,053
Class A3, 5.61% 4/20/28 (b)	10,461,000	10,661,560
Enterprise Fleet Financing 202:
Series 2024-3 Class A3, 4.98% 8/21/28 (b)	8,040,000	8,106,283
Series 2024-4 Class A3, 4.56% 11/20/28 (b)	17,233,000	17,223,348
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	19,955,397	20,307,666
Flatiron Clo 26 Ltd. / Flatiron Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.330% 0% 1/15/38 (b)(c)(d)(i)	11,218,000	11,218,000
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.5866% 7/15/36 (b)(d)(i)	9,000,000	9,027,306
Flatiron CLO Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.340% 5.827% 11/16/34 (b)(d)(i)	7,345,000	7,364,633
Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.360% 5.9774% 10/19/37 (b)(d)(i)	15,193,000	15,268,798
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 5.901% 5/20/36 (b)(d)(i)	31,066,000	31,163,765
Ford Credit Auto Owner Trust:
Series 2020-2 Class A, 1.06% 4/15/33 (b)	5,000,000	4,846,052
Series 2021-1 Class A, 1.37% 10/17/33 (b)	5,000,000	4,783,906
Series 2023-2 Class A, 5.28% 2/15/36 (b)	10,800,000	11,070,947
Series 2024-1 Class A, 4.87% 8/15/36 (b)	7,820,000	7,901,827
Ford Credit Auto Owner Trust 2:
Series 2022-1 Class A, 3.88% 11/15/34 (b)	13,645,000	13,416,314
Series 2023-1 Class A, 4.85% 8/15/35 (b)	2,600,000	2,624,113
Ford Credit Floorplan Master Owner Trust:
Series 2018-4 Class A, 4.06% 11/15/30	5,400,000	5,296,359
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	44,930,000	45,132,297
Series 2024-1:
Class A1, 5.29% 4/15/29 (b)	28,100,000	28,580,086
Class B, 5.48% 4/15/29 (b)	6,500,000	6,581,806
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	12,689,000	12,814,138
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/27	27,532,972	27,332,185
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	6,253,000	6,283,560
Gm Financial Revolving Receiva:
Series 2021-1 Class A, 1.17% 6/12/34 (b)	5,000,000	4,706,314
Series 2023-1 Class A, 5.12% 4/11/35 (b)	6,600,000	6,707,556
Series 2023-2 Class A, 5.77% 8/11/36 (b)	9,800,000	10,223,253
Series 2024-1 Class A, 4.98% 12/11/36 (b)	20,872,000	21,183,949
GMF Floorplan Owner Revolving Trust:
Series 2023-1:
Class A1, 5.34% 6/15/28 (b)	18,500,000	18,704,823
Class B, 5.73% 6/15/28 (b)	5,700,000	5,757,617
Series 2024-1A:
Class A1, 5.13% 3/15/29 (b)	7,800,000	7,896,633
Class B, 5.33% 3/15/29 (b)	3,650,000	3,682,164
Series 2024-2A:
Class A, 5.06% 3/15/31 (b)	9,100,000	9,271,150
Class B, 5.35% 3/15/31 (b)	2,600,000	2,631,485
Series 2024-4A Class A1, 4.73% 11/15/29 (b)	20,800,000	20,876,203
Greensky Home Improvement Trus Series 2024-2 Class A2, 5.25% 10/27/59 (b)	7,100,000	7,108,234
Hamlin Pk Clo Ltd. / Hamlin Pk Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.340% 5.9013% 10/20/37 (b)(d)(i)	11,370,000	11,371,910
Hartwick Park Clo Ltd. Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.160% 0% 1/20/37 (b)(d)(i)	5,740,000	5,740,000
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	11,100,000	11,213,250
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	10,480,266	10,061,056
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	15,064,708	14,311,472
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (b)	9,600,000	9,697,198
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	7,243,000	7,327,992
Hyundai Auto Receivables Trust:
Series 2023-B Class A3, 5.48% 4/17/28	2,138,000	2,160,155
Series 2024-A Class A3, 4.99% 2/15/29	1,845,000	1,859,660
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.0232% 10/22/34 (b)(d)(i)	9,130,000	9,147,183
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.2059% 4/15/37 (b)(d)(i)	10,990,000	11,037,400
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(d)(i)	12,220,000	12,288,970
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 5.9773% 4/15/35 (b)(d)(i)	19,170,000	19,196,953
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	14,696,000	14,930,242
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.2316% 1/22/37 (b)(d)(i)	1,913,000	1,926,360
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.019% 4/19/34 (b)(d)(i)	9,810,000	9,824,656
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 5.9932% 1/22/35 (b)(d)(i)	16,291,000	16,302,387
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.0375% 7/15/34 (b)(d)(i)	7,360,000	7,378,694
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.230% 5.8488% 7/27/31 (b)(d)(i)	1,893,411	1,896,098
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.1359% 4/25/37 (b)(d)(i)	21,830,000	21,988,268
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.4316% 4/22/36 (b)(d)(i)	10,440,000	10,487,304
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.019% 10/20/34 (b)(d)(i)	3,092,000	3,097,015
Magnetite Xli Ltd. Series 2024-41A Class A, CME Term SOFR 3 Month Index + 1.290% 0% 1/25/38 (b)(c)(d)(i)	9,690,000	9,690,000
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.0175% 1/25/35 (b)(d)(i)	9,420,000	9,420,283
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.5917% 7/15/37 (b)(d)(i)	13,105,000	13,157,866
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	10,128,214	9,353,803
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	63,006	63,034
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	3,710,886	3,726,752
Mercedes-Benz Auto Lease Trust:
Series 2024-A:
Class A3, 5.32% 1/18/28	17,761,000	17,989,643
Class A4, 5.32% 2/15/30	7,800,000	7,910,978
Series 2024-B Class A3, 4.23% 2/15/28	33,100,000	32,942,861
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A4, 4.31% 4/16/29	4,500,000	4,469,752
Series 2023-2 Class A3, 5.95% 11/15/28	7,200,000	7,336,826
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (b)	16,345,738	16,570,855
Series 2024-1A Class A, 5.82% 4/20/37 (b)	15,895,000	16,032,713
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	82,216	80,450
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 5.949% 10/20/30 (b)(d)(i)	7,062,928	7,078,213
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, CME Term SOFR 1 Month Index + 5.360% 9.9522% 8/25/34 (d)(g)(i)	50,161	69,634
Neuberger Berman Ln Advisers N Series 2024-50A Class AR, CME Term SOFR 3 Month Index + 1.250% 5.8763% 7/23/36 (b)(d)(i)	6,704,000	6,716,376
Neuberger Berman Loan Advisers Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.0324% 7/18/38 (b)(d)(i)	14,150,000	14,228,250
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	7,200,000	7,311,356
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	22,189,000	22,384,263
Oak Hill Credit Partners Series 2024-18A:
Class A1, CME Term SOFR 3 Month Index + 1.500% 6.1174% 4/20/37 (b)(d)(i)	18,840,000	18,963,873
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.2674% 4/20/37 (b)(d)(i)	1,300,000	1,304,423
Oha Credit Funding 4 Ltd. / Oha Credit Funding Series 2024-4A Class AR2, CME Term SOFR 3 Month Index + 1.290% 1.29% 1/22/38 (b)(d)(i)	16,000,000	16,000,000
Oha Credit Funding 6 Ltd. / Oha Credit Funding Series 2024-6A Class AR2, CME Term SOFR 3 Month Index + 1.330% 5.9218% 10/20/37 (b)(d)(i)	16,110,000	16,112,642
Ohacp 2024-17A Series 2024-17A Class A, CME Term SOFR 3 Month Index + 1.320% 0% 1/18/38 (b)(c)(d)(i)	9,640,000	9,640,000
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/29 (b)	8,128,798	8,130,867
Palmer Square Ln Funding 2024-2 Lt Series 2024-2A Class D, CME Term SOFR 3 Month Index + 4.700% 6.2% 1/15/33 (b)(c)(d)(i)	250,000	250,000
Palmer Square Loan Funding 202:
Series 2024-2A Class A1N, CME Term SOFR 3 Month Index + 1.000% 0% 1/15/33 (b)(c)(d)(i)	14,044,000	14,044,000
Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 5.6023% 8/8/32 (b)(d)(i)	9,664,987	9,675,415
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 5.6973% 4/15/30 (b)(d)(i)	1,735,142	1,735,923
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 5.9472% 1/25/36 (d)(i)	17,381	17,250
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.009% 10/20/34 (b)(d)(i)	14,148,000	14,173,099
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	5,213,215	5,261,547
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	38,170,485	35,386,505
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	9,477,000	9,098,973
Class A2II, 4.008% 12/5/51 (b)	9,477,000	8,747,299
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	4,835,263	4,477,599
Prpm 2021-5, LLC Series 2021-5 Class A1, 4.793% 6/25/26 (b)(d)	1,347,077	1,334,245
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	10,853,595	10,596,676
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 5.999% 4/20/34 (b)(d)(i)	12,190,000	12,224,510
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.0275% 7/15/36 (b)(d)(i)	10,300,000	10,319,189
Rr 34 Ltd. Series 2024-34RA Class A1R, CME Term SOFR 3 Month Index + 1.350% 5.9123% 10/15/39 (b)(d)(i)	13,007,000	13,007,000
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 5.9959% 1/15/37 (b)(d)(i)	15,740,000	15,760,950
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	15,241,123	14,326,808
Class B, 4.335% 3/15/40 (b)	673,145	538,927
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	9,702,000	9,673,653
1.631% 5/15/51 (b)	5,173,000	4,833,891
1.884% 7/15/50 (b)	4,645,000	4,483,476
2.328% 7/15/52 (b)	3,269,000	2,990,466
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	15,775,000	15,971,165
Sbna Auto Lease Trust 2024-C Series 2024-C Class A3, 4.56% 2/22/28 (b)	13,950,000	13,933,179
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	2,964,252	2,971,771
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	8,985,000	9,100,649
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	10,812,083	9,621,502
Subway Funding LLC:
Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	17,586,000	18,160,134
Class A2I, 6.028% 7/30/54 (b)	38,437,000	39,048,579
Class A2II, 6.268% 7/30/54 (b)	21,306,000	21,636,345
Series 2024-3A:
Class A23, 5.914% 7/30/54 (b)	18,480,000	18,268,005
Class A2I, 5.246% 7/30/54 (b)	18,480,000	18,176,161
Class A2II, 5.566% 7/30/54 (b)	9,240,000	9,129,846
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 5.9463% 4/23/35 (b)(d)(i)	15,900,000	15,930,067
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.1759% 4/15/37 (b)(d)(i)	14,100,000	14,219,159
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 5.9775% 7/15/32 (b)(d)(i)	4,239,920	4,243,177
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 5.9375% 1/15/34 (b)(d)(i)	2,844,955	2,848,824
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 5.959% 4/20/33 (b)(d)(i)	12,798,644	12,816,664
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 5.707% 11/18/30 (b)(d)(i)	625,204	625,977
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 5.8475% 7/15/30 (b)(d)(i)	2,088,293	2,091,480
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 5.5622% 9/25/34 (d)(i)	43,426	44,570
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	4,825,103	4,833,785
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	14,696,000	14,750,144
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	5,251,368	5,049,715
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	20,274,016	19,260,315
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/34 (b)	72,900,000	69,773,275
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A3, 3.76% 4/15/27	24,029,415	23,903,282
Series 2023-A Class A4, 4.42% 8/15/28	4,000,000	3,983,300
Toyota Lease Owner Trust Series 2023 A Class A3, 4.93% 4/20/26 (b)	11,941,931	11,948,720
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 5.4113% 4/6/42 (b)(d)(i)	1,380,000	1,027,091
Upgrade Receivables Trust 2024 Series 2024-1A Class A, 5.37% 1/15/31 (b)	8,404,000	8,409,042
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (b)	17,100,000	17,271,836
Valley Stream Park Clo Ltd. / Vy Series 2024-1A Class ARR, CME Term SOFR 3 Month Index + 1.190% 0% 1/20/37 (b)(d)(i)	8,500,000	8,500,000
Verizon Master Trust:
Series 2023-4 Class A1A, 5.16% 6/20/29	6,500,000	6,563,503
Series 2024-2 Class A, 4.83% 12/22/31 (b)	7,800,000	7,893,949
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	1,577,000	1,593,982
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	5,600,000	5,630,989
Series 2023-2 Class A3, 5.48% 12/20/28	7,500,000	7,624,997
Volofin Finance Designated Act Series 2024-1A Class A, 5.935% 6/15/37 (b)	14,403,000	14,463,493
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/28 (b)	6,954,000	6,888,840
Voya Clo 2022-1 Ltd. / Voya Clo Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.250% 5.8674% 4/20/35 (b)(d)(i)	8,170,000	8,175,531
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 6.4174% 1/20/37 (b)(d)(i)	14,610,000	14,739,474
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.1759% 4/15/37 (b)(d)(i)	6,280,000	6,312,895
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.039% 7/19/34 (b)(d)(i)	3,951,000	3,958,440
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.029% 10/20/34 (b)(d)(i)	13,570,000	13,608,932
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	11,707,873	11,922,678
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	21,300,000	21,523,582
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	23,983,000	24,040,305
Series 2024-3A Class A1, 4.8% 9/19/39 (b)	8,600,000	8,587,240
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	14,812,080	15,549,110
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	15,076,000	15,081,379
Series 2023-C Class A3, 5.15% 11/15/28	7,684,000	7,733,865
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	1,194,907	1,195,378
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	7,800,000	7,896,224
TOTAL ASSET-BACKED SECURITIES (Cost $2,807,811,732)		2,821,839,723

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 5.115% 1/25/61 (b)	2,337,249	2,304,796
Series 2021-E Class A1, 1.74% 12/25/60 (b)	12,369,183	10,712,619
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	1,707,153	1,512,387
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	12,308,523	11,304,642
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)	335,604	333,792
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	732,511	672,233
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	15,631,816	14,211,112
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	7,013,690	6,925,420
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(d)	6,050,372	5,939,069
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(d)	11,057,757	10,756,445
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	23,166,875	22,988,490
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.3113% 5/27/37 (b)(d)(i)	17,982	17,776
Series 2014-3R:
Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(d)(i)	556,406	56
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.3113% 5/27/37 (b)(d)(i)	439,130	423,888
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	222,829	196,942
Csmc Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	2,889,169	2,879,076
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	864,831	780,397
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/67 (b)(d)	1,995,139	1,978,377
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	43,026,085	40,056,846
Mfra Trst sequential payer Series 2024-RPL1 Class A1, 4.25% 2/25/66 (b)(d)	773,964	722,138
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	319,561	296,015
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	3,193,628	2,952,382
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 4.6696% 8/25/61 (b)	8,455,800	8,234,027
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	13,623,072	12,480,762
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	8,587,856	7,979,676
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	34,380	31,954
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	1,689,599	1,657,353
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	1,824,597	1,763,009
Onity Loan Investment Trust 20 Series 2024-HB2 Class A, 5% 8/25/37 (b)	6,502,527	6,464,286
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 4.743% 9/25/26 (b)(d)	1,555,772	1,535,368
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	3,207,055	2,935,295
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(d)	4,665,608	4,256,673
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	1,636,493	1,541,233
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	1,358,214	1,358,332
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.3045% 7/25/54 (b)(d)(i)	1,562,491	1,561,875
Prpm 2023-Rcf1 LLC Series 2023-RCF1 Class A1, 4% 6/25/53 (b)	5,986,365	5,860,133
Prpm 2024-Rcf4 LLC Series 2024-RCF4 Class A1, 4% 7/25/54 (b)	4,656,328	4,518,035
Prpm 2024-Rcf6 LLC Series 2024-RCF6 Class A1, 4% 10/25/54 (b)(d)	8,279,550	7,992,699
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(d)	21,975,660	21,065,866
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,567,537	1,556,679
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	2,071,252	1,962,729
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (d)(i)	1,489	1,376
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 5.3422% 9/25/43 (d)(i)	43,009	41,141
Towd Point Mortgage Trust:
sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (b)(d)	25,765,024	23,694,997
Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	42,019,901	39,328,606
Series 2020-1 Class A1, 2.71% 1/25/60 (b)	676,754	640,907
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.413% 9/25/33 (d)	5,584	5,600
TOTAL PRIVATE SPONSOR		296,433,509
U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.6485% 2/25/32 (d)(i)	1,553	1,558
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 5.9128% 3/18/32 (d)(i)	2,805	2,830
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 5.8485% 4/25/32 (d)(i)	3,023	3,049
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 5.8485% 10/25/32 (d)(i)	3,641	3,672
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 5.5985% 1/25/32 (d)(i)	1,424	1,427
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.2515% 12/25/33 (d)(o)(p)	60,658	6,943
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.8315% 11/25/36 (d)(o)(p)	42,588	4,084
Series 2012-154 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.1485% 1/25/43 (d)(i)	425,684	416,914
Series 2017-36 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.1985% 5/25/47 (d)(i)	889,769	866,107
Series 2018-32 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.1485% 5/25/48 (d)(i)	485,385	470,724
Series 2018-38 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.1485% 6/25/48 (d)(i)	1,148,267	1,111,690
Series 2019-23 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.2985% 5/25/49 (d)(i)	7,550,686	7,421,276
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	15,069	15,287
Series 1999-32 Class PL, 6% 7/25/29	20,458	20,805
Series 1999-33 Class PK, 6% 7/25/29	15,558	15,745
Series 2001-52 Class YZ, 6.5% 10/25/31	2,865	2,959
Series 2005-102 Class CO 11/25/35 (q)	8,238	7,050
Series 2005-39 Class TE, 5% 5/25/35	10,480	10,479
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 4.9439% 8/25/35 (d)(i)(p)	1,870	1,916
Series 2005-81 Class PC, 5.5% 9/25/35	28,438	28,781
Series 2006-12 Class BO 10/25/35 (q)	36,717	32,307
Series 2006-15 Class OP 3/25/36 (q)	55,751	46,951
Series 2006-37 Class OW 5/25/36 (q)	5,764	4,647
Series 2006-45 Class OP 6/25/36 (q)	17,686	14,562
Series 2006-62 Class KP 4/25/36 (q)	27,605	22,855
Series 2012-149:
Class DA, 1.75% 1/25/43	70,274	64,620
Class GA, 1.75% 6/25/42	87,818	80,551
Series 2013-100 Class PJ, 3% 3/25/43	7,510,861	7,084,082
Series 2017-32 Class PA, 2.7% 5/25/47	7,993,296	7,166,810
Series 2017-37 Class AB, 2.55% 9/25/46	1,565,629	1,414,848
Series 2021-45 Class DA, 3% 7/25/51	8,646,325	7,542,606
Series 2021-69 Class JK, 1.5% 10/25/51	4,837,026	4,019,885
Series 2022-2 Class TH, 2.5% 2/25/52	2,836,254	2,560,019
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,763	1,805
Series 1999-25 Class Z, 6% 6/25/29	13,063	13,092
Series 2001-20 Class Z, 6% 5/25/31	20,244	20,528
Series 2001-31 Class ZC, 6.5% 7/25/31	8,001	8,086
Series 2002-16 Class ZD, 6.5% 4/25/32	8,612	8,831
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7015% 11/25/32 (d)(o)(p)	6,219	150
Series 2012-67 Class AI, 4.5% 7/25/27 (o)	2,400	29
Series 2013-123 Class PZ, 2.7% 3/25/43	8,017,886	7,159,300
Series 2021-85 Class L, 2.5% 8/25/48	5,329,096	4,643,669
Series 2021-95:
Class 0, 2.5% 9/25/48	10,492,136	9,164,330
Class BA, 2.5% 6/25/49	16,082,211	14,036,993
Series 2021-96:
Class AH, 2.5% 3/25/49	22,084,026	19,397,316
Class HA, 2.5% 2/25/50	8,639,772	7,486,942
Series 2022-1 Class KA, 3% 5/25/48	5,562,620	5,050,074
Series 2022-11 Class B, 3% 6/25/49	6,008,014	5,475,161
Series 2022-13:
Class HA, 3% 8/25/46	7,922,481	7,326,490
Class JA, 3% 5/25/48	4,194,514	3,845,202
Series 2022-15 Class GC, 3% 1/25/47	6,900,656	6,378,019
Series 2022-17 Class BH, 3% 5/25/47	7,536,734	7,024,498
Series 2022-3:
Class D, 2% 2/25/48	15,864,247	13,948,994
Class N, 2% 10/25/47	66,752,259	58,288,507
Series 2022-30 Class E, 4.5% 7/25/48	15,654,321	15,326,197
Series 2022-4 Class B, 2.5% 5/25/49	6,256,741	5,445,662
Series 2022-49 Class TC, 4% 12/25/48	4,965,030	4,785,295
Series 2022-5 Class DA, 2.25% 11/25/47	17,974,735	15,840,463
Series 2022-7:
Class A, 3% 5/25/48	7,911,790	7,171,064
Class E, 2.5% 11/25/47	15,505,742	13,836,256
Series 2022-9 Class BA, 3% 5/25/48	6,571,311	5,960,417
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.7915% 12/25/36 (d)(o)(p)	30,035	2,955
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.5915% 5/25/37 (d)(o)(p)	15,939	1,721
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.2515% 3/25/33 (d)(o)(p)	3,926	402
Series 2005-72 Class ZC, 5.5% 8/25/35	227,181	228,038
Series 2005-79 Class ZC, 5.9% 9/25/35	148,994	150,318
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 11.5289% 6/25/37 (d)(i)(p)	16,773	20,323
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 10.5089% 7/25/37 (d)(i)(p)	17,706	21,630
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 10.5089% 7/25/37 (d)(i)(p)	3,836	4,218
Series 2010-135 Class ZA, 4.5% 12/25/40	64,298	63,973
Series 2010-150 Class ZC, 4.75% 1/25/41	593,820	586,737
Series 2010-95 Class ZC, 5% 9/25/40	1,244,465	1,243,053
Series 2011-39 Class ZA, 6% 11/25/32	65,378	67,305
Series 2011-4 Class PZ, 5% 2/25/41	211,813	204,708
Series 2011-67 Class AI, 4% 7/25/26 (o)	1,491	18
Series 2012-100 Class WI, 3% 9/25/27 (o)	135,139	3,710
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.7015% 6/25/41 (d)(o)(p)	4,906	24
Series 2013-133 Class IB, 3% 4/25/32 (o)	25,556	224
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2015% 1/25/44 (d)(o)(p)	68,134	7,239
Series 2013-16 Class GP, 3% 3/25/33	252,792	246,773
Series 2013-44 Class DJ, 1.85% 5/25/33	5,370,212	4,914,055
Series 2013-51 Class GI, 3% 10/25/32 (o)	54,336	2,414
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.8715% 6/25/35 (d)(o)(p)	81,293	5,866
Series 2015-42 Class IL, 6% 6/25/45 (o)	413,173	62,796
Series 2015-70 Class JC, 3% 10/25/45	479,805	451,965
Series 2017-30 Class AI, 5.5% 5/25/47 (o)	215,630	32,539
Series 2020-39 Class MG, 1.5% 6/25/40	21,654,954	18,025,082
Series 2020-45 Class JC, 1.5% 7/25/40	22,170,320	18,453,927
Series 2020-59 Class MC, 1.5% 8/25/40	24,352,854	20,259,697
Series 2021-21 Class HG, 2% 11/25/47	5,381,691	4,737,808
Series 2021-59 Class H, 2% 6/25/48	5,680,355	4,663,075
Series 2021-66:
Class DA, 2% 1/25/48	6,011,886	4,967,533
Class DM, 2% 1/25/48	6,388,912	5,279,064
Series 2022-28 Class A, 2.5% 2/25/52	14,273,105	13,303,783
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)	14,324	2,144
Series 343 Class 16, 5.5% 5/25/34 (o)	13,420	2,032
Series 348 Class 14, 6.5% 8/25/34 (d)(o)	11,234	2,087
Series 351:
Class 12, 5.5% 4/25/34 (d)(o)	6,855	1,083
Class 13, 6% 3/25/34 (o)	10,471	1,830
Series 359 Class 19, 6% 7/25/35 (d)(o)	6,177	1,123
Series 384 Class 6, 5% 7/25/37 (o)	60,655	10,022
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.7201% 1/15/32 (d)(i)	1,099	1,103
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 5.8201% 3/15/32 (d)(i)	1,613	1,623
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 5.9201% 3/15/32 (d)(i)	1,517	1,529
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 5.8201% 6/15/31 (d)(i)	2,556	2,569
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 5.8201% 3/15/32 (d)(i)	915	920
Series 4709 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.2701% 8/15/47 (d)(i)	441,758	430,211
planned amortization class:
Series 2012-4116 Class AP, 1.35% 8/15/42	10,898,933	9,451,402
Series 2020-4954 Class KE, 1.5% 2/25/50	2,737,800	2,185,549
Series 2021-5141 Class JM, 1.5% 4/25/51	4,743,085	3,939,408
Series 2021-5148:
Class AD, 1.5% 10/25/51	4,801,271	3,987,654
Class PC, 1.5% 10/25/51	4,735,141	3,892,091
Series 2095 Class PE, 6% 11/15/28	19,427	19,774
Series 2101 Class PD, 6% 11/15/28	1,447	1,471
Series 2104 Class PG, 6% 12/15/28	1,515	1,543
Series 2121 Class MG, 6% 2/15/29	8,643	8,762
Series 2131 Class BG, 6% 3/15/29	45,761	46,411
Series 2137 Class PG, 6% 3/15/29	7,302	7,436
Series 2154 Class PT, 6% 5/15/29	15,984	16,209
Series 2162 Class PH, 6% 6/15/29	2,721	2,763
Series 2520 Class BE, 6% 11/15/32	32,987	33,732
Series 2693 Class MD, 5.5% 10/15/33	133,120	133,735
Series 2802 Class OB, 6% 5/15/34	22,805	23,201
Series 3002 Class NE, 5% 7/15/35	69,857	69,918
Series 3110 Class OP 9/15/35 (q)	6,703	6,491
Series 3119 Class PO 2/15/36 (q)	66,980	54,263
Series 3121 Class KO 3/15/36 (q)	10,040	8,596
Series 3123 Class LO 3/15/36 (q)	36,346	29,725
Series 3145 Class GO 4/15/36 (q)	40,194	33,108
Series 3189 Class PD, 6% 7/15/36	67,894	70,342
Series 3225 Class EO 10/15/36 (q)	20,332	16,508
Series 3258 Class PM, 5.5% 12/15/36	20,513	20,893
Series 3415 Class PC, 5% 12/15/37	30,021	30,026
Series 3832 Class PE, 5% 3/15/41	306,060	306,875
Series 4135 Class AB, 1.75% 6/15/42	64,206	59,239
sequential payer:
Series 2010-3711 Class B, 4% 8/15/25	87,605	87,200
Series 2010-3720 Class EB, 4% 9/15/25	135,895	135,230
Series 2012-4140 Class JW, 4% 3/15/25	23,688	23,621
Series 2020-5018 Class LC, 3% 10/25/40	2,663,611	2,403,637
Series 2020-5066 Class A, 1.5% 11/25/44	3,530,443	3,073,928
Series 2021-5169 Class TP, 2.5% 6/25/49	4,656,836	4,029,633
Series 2021-5175 Class CB, 2.5% 4/25/50	31,065,813	26,855,370
Series 2021-5180 Class KA, 2.5% 10/25/47	6,218,582	5,525,506
Series 2022-5189:
Class DA, 2.5% 5/25/49	4,333,718	3,762,213
Class TP, 2.5% 5/25/49	4,226,764	3,674,267
Series 2022-5190:
Class BA, 2.5% 11/25/47	4,128,097	3,664,001
Class CA, 2.5% 5/25/49	3,536,255	3,073,570
Series 2022-5191 Class CA, 2.5% 4/25/50	7,295,129	6,263,094
Series 2022-5197:
Class A, 2.5% 6/25/49	3,536,266	3,073,571
Class DA, 2.5% 11/25/47	3,133,130	2,784,472
Series 2022-5198 Class BA, 2.5% 11/25/47	15,106,872	13,529,923
Series 2022-5201 Class EB, 3% 2/25/48	8,289,457	7,544,009
Series 2022-5202:
Class AG, 3% 1/25/49	3,406,937	3,081,696
Class LB, 2.5% 10/25/47	3,362,683	2,990,998
Class UA, 3% 4/25/50	5,904,547	5,306,182
Series 2022-5210 Class TA, 3.5% 11/25/46	4,522,486	4,223,534
Series 2114 Class ZM, 6% 1/15/29	646	655
Series 2135 Class JE, 6% 3/15/29	4,682	4,753
Series 2274 Class ZM, 6.5% 1/15/31	5,854	5,917
Series 2281 Class ZB, 6% 3/15/30	9,063	9,182
Series 2303 Class ZV, 6% 4/15/31	4,361	4,430
Series 2357 Class ZB, 6.5% 9/15/31	45,187	46,120
Series 2502 Class ZC, 6% 9/15/32	14,414	14,738
Series 2519 Class ZD, 5.5% 11/15/32	15,211	15,371
Series 2998 Class LY, 5.5% 7/15/25	474	474
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.6799% 2/15/36 (d)(o)(p)	20,767	1,836
Series 2013-4281 Class AI, 4% 12/15/28 (o)	670	4
Series 2017-4683 Class LM, 3% 5/15/47	587,315	559,556
Series 2020-5000 Class BA, 2% 4/25/45	13,735,767	12,449,871
Series 2020-5041 Class LA, 1.5% 11/25/40	3,297,281	2,738,615
Series 2020-5046 Class PT, 1.5% 11/25/40	2,510,355	2,083,291
Series 2021-5077 Class ME, 2% 8/15/48	4,407,700	3,717,641
Series 2021-5083 Class VA, 1% 8/15/38	13,330,820	12,597,373
Series 2021-5182 Class A, 2.5% 10/25/48	41,124,590	35,905,624
Series 2022-5207 Class PA, 3% 6/25/51	10,632,482	9,498,497
Series 2022-5210 Class AB, 3% 1/25/42	7,947,520	7,335,606
Series 2022-5214 Class CB, 3.25% 4/25/52	19,230,989	17,900,737
Series 2022-5236 Class P, 5% 4/25/48	6,191,517	6,161,441
Series 2022-5266 Class CD, 4.5% 10/25/44	11,427,079	11,280,877
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.2799% 11/15/31 (d)(o)(p)	2,490	110
Series 2587 Class IM, 6.5% 3/15/33 (o)	1,771	277
Series 2933 Class ZM, 5.75% 2/15/35	322,187	330,130
Series 2947 Class XZ, 6% 3/15/35	134,355	137,732
Series 2996 Class ZD, 5.5% 6/15/35	212,476	216,312
Series 3237 Class C, 5.5% 11/15/36	284,251	289,064
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.7399% 11/15/36 (d)(o)(p)	96,039	8,274
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.6599% 6/15/37 (d)(o)(p)	62,968	6,964
Series 3949 Class MK, 4.5% 10/15/34	124,413	122,596
Series 4055 Class BI, 3.5% 5/15/31 (o)	830	0
Series 4149 Class IO, 3% 1/15/33 (o)	30,602	2,118
Series 4314 Class AI, 5% 3/15/34 (o)	1,778	18
Series 4427 Class LI, 3.5% 2/15/34 (o)	181,061	7,575
Series 4471 Class PA 4% 12/15/40	160,152	157,240
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.1701% 5/15/37 (d)(i)	69,267	67,513
Series 2156 Class TC, 6.25% 5/15/29	1,485	1,484
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,744	1,760
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	4,190	4,250
Series 2056 Class Z, 6% 5/15/28	12,150	12,340
Freddie Mac Multiclass Mortgage participation certificates:
floater Series 4795 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.2201% 5/15/48 (d)(i)	788,545	763,162
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	6,081,593	5,061,756
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	4,594,946	4,004,953
Class GC, 2% 11/25/47	4,974,349	4,321,513
Series 2021-5164 Class M, 2.5% 7/25/48	4,689,324	4,091,538
Series 4386 Class AZ, 4.5% 11/15/40	715,971	692,658
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	4,813,782	4,559,214
Series 2018-4 Class MA, 3.5% 3/25/58	1,944,836	1,836,131
Series 2019-1 Class MA, 3.5% 7/25/58	3,299,496	3,107,396
Series 2018-3 Class M55D, 4% 8/25/57	290,133	267,212
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.965% 6/16/37 (d)(o)(p)	39,981	3,887
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.3718% 3/20/60 (d)(i)(r)	145,045	144,913
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.271% 8/20/60 (d)(i)(r)	36,676	36,535
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.351% 12/20/60 (d)(i)(r)	80,345	80,042
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.471% 12/20/60 (d)(i)(r)	71,161	71,063
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.471% 2/20/61 (d)(i)(r)	72,901	72,783
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.461% 2/20/61 (d)(i)(r)	90,876	90,693
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.471% 4/20/61 (d)(i)(r)	79,363	79,259
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.471% 5/20/61 (d)(i)(r)	81,400	81,256
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.471% 5/20/61 (d)(i)(r)	74,381	74,273
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.501% 6/20/61 (d)(i)(r)	88,781	88,702
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.521% 9/20/61 (d)(i)(r)	237,394	237,234
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.571% 10/20/61 (d)(i)(r)	89,158	89,149
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.671% 11/20/61 (d)(i)(r)	117,261	117,392
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.671% 1/20/62 (d)(i)(r)	53,785	53,854
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.601% 1/20/62 (d)(i)(r)	104,297	104,331
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.601% 3/20/62 (d)(i)(r)	48,100	48,084
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 5.621% 5/20/61 (d)(i)(r)	4,541	4,535
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.571% 1/20/64 (d)(i)(r)	49,587	49,581
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 5.571% 12/20/63 (d)(i)(r)	81,355	81,338
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.471% 6/20/64 (d)(i)(r)	67,161	67,067
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.251% 5/20/63 (d)(i)(r)	2,787	2,758
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.171% 4/20/63 (d)(i)(r)	3,565	3,531
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.371% 12/20/62 (d)(i)(r)	10,562	10,485
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.1707% 2/20/49 (d)(i)	1,798,654	1,772,124
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (o)	9,558	491
Series 2016-69 Class WA, 3% 2/20/46	258,168	237,646
Series 2017-134 Class BA, 2.5% 11/20/46	98,771	88,759
Series 2017-153 Class GA, 3% 9/20/47	863,589	774,450
Series 2017-182 Class KA, 3% 10/20/47	691,594	624,981
Series 2018-13 Class Q, 3% 4/20/47	801,540	742,457
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	108,031	106,412
Series 2010-160 Class DY, 4% 12/20/40	880,684	849,510
Series 2010-170 Class B, 4% 12/20/40	194,344	187,283
Series 2017-139 Class BA, 3% 9/20/47	2,640,741	2,363,484
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.775% 5/16/34 (d)(o)(p)	26,105	1,673
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 2.475% 8/17/34 (d)(o)(p)	19,965	1,681
Series 2010-116 Class QB, 4% 9/16/40	60,739	57,619
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.1518% 5/20/60 (d)(i)(r)	114,574	114,259
Series 2011-52 Class HI, 7% 4/16/41 (o)	20,305	2,668
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 1.3794% 7/20/41 (d)(o)(p)	75,358	7,012
Series 2013-149 Class MA, 2.5% 5/20/40	437,969	427,386
Series 2014-2 Class BA, 3% 1/20/44	1,621,409	1,473,686
Series 2014-21 Class HA, 3% 2/20/44	605,295	554,891
Series 2014-25 Class HC, 3% 2/20/44	1,021,897	925,238
Series 2014-5 Class A, 3% 1/20/44	833,004	757,061
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)	5,446	5,268
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 4.41% 5/20/66 (d)(i)(r)	178,821	177,774
Series 2017-186 Class HK, 3% 11/16/45	883,617	811,101
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.26% 8/20/66 (d)(i)(r)	343,378	341,290
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2527% 5/20/65 (d)(r)	25,954	25,489
TOTAL U.S. GOVERNMENT AGENCY		673,673,775
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $976,302,136)		970,107,284

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.76% 1/15/39 (b)(d)(i)	11,766,074	11,718,370
Class B, CME Term SOFR 1 Month Index + 1.550% 6.16% 1/15/39 (b)(d)(i)	1,871,854	1,856,676
Class C, CME Term SOFR 1 Month Index + 2.150% 6.76% 1/15/39 (b)(d)(i)	1,336,780	1,333,438
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	6,380,000	5,869,600
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,295,000	1,104,014
Class CNM, 3.8425% 11/5/32 (b)(d)	536,000	384,616
BANK:
sequential payer:
Series 2017-BNK8 Class A3, 3.229% 11/15/50	3,740,738	3,595,116
Series 2017-BNK9 Class A4, 3.538% 11/15/54	11,067,000	10,655,936
Series 2018-BN10:
Class A4, 3.428% 2/15/61	7,271,931	6,975,514
Class A5, 3.688% 2/15/61	40,101,000	38,675,221
Series 2018-BN14:
Class A4, 4.231% 9/15/60	10,750,000	10,497,906
Class ASB, 4.185% 9/15/60	4,360,805	4,308,808
Series 2018-BN15 Class ASB, 4.285% 11/15/61	968,279	957,452
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	1,000,641
Series 2019-BN23 Class ASB, 2.846% 12/15/52	3,300,000	3,150,936
Series 2020-BN26 Class ASB, 2.313% 3/15/63	19,800,000	18,568,454
Series 2021-BN35 Class ASB, 2.067% 6/15/64	1,200,000	1,080,339
Series 2022-BNK44, Class A5, 5.9359% 11/15/55 (d)	4,700,000	4,954,130
Series 2023-5YR1 Class A2, 5.779% 4/15/56	14,200,000	14,484,515
Series 2017-BNK6 Class ASB, 3.289% 7/15/60	1,978,275	1,952,721
Series 2020-BN25 Class XB, 0.5292% 1/15/63 (d)(o)	30,600,000	608,695
Series 2021-BN33 Class XA, 1.1611% 5/15/64 (d)(o)	102,313,733	4,729,565
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	6,489,939	6,271,371
BANK Trust sequential payer Series 2017-BNK5:
Class A4, 3.131% 6/15/60	2,699,975	2,589,914
Class A5, 3.39% 6/15/60	10,059,000	9,687,791
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, CME Term SOFR 1 Month Index + 0.710% 5.3022% 11/25/35 (b)(d)(i)	20,514	19,955
Class M1, CME Term SOFR 1 Month Index + 0.770% 5.3622% 11/25/35 (b)(d)(i)	5,487	5,433
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 5.2872% 1/25/36 (b)(d)(i)	49,522	47,312
Class M1, CME Term SOFR 1 Month Index + 0.780% 5.3772% 1/25/36 (b)(d)(i)	15,987	15,212
Class M2, CME Term SOFR 1 Month Index + 0.810% 5.4072% 1/25/36 (b)(d)(i)	6,029	5,681
Class M3, CME Term SOFR 1 Month Index + 0.860% 5.4522% 1/25/36 (b)(d)(i)	8,774	8,138
Series 2006-1:
Class A2, CME Term SOFR 1 Month Index + 0.650% 5.2422% 4/25/36 (b)(d)(i)	8,628	8,098
Class M1, CME Term SOFR 1 Month Index + 0.680% 5.2722% 4/25/36 (b)(d)(i)	5,217	4,844
Class M2, CME Term SOFR 1 Month Index + 0.710% 5.3022% 4/25/36 (b)(d)(i)	5,518	4,912
Class M6, CME Term SOFR 1 Month Index + 1.070% 5.6622% 4/25/36 (b)(d)(i)	5,217	4,726
Series 2006-2A:
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.1672% 7/25/36 (b)(d)(i)	7,603	7,135
Class M2, CME Term SOFR 1 Month Index + 0.600% 5.1972% 7/25/36 (b)(d)(i)	5,402	5,009
Class M4, CME Term SOFR 1 Month Index + 0.740% 5.3322% 7/25/36 (b)(d)(i)	5,102	4,800
Series 2006-4A:
Class A2, CME Term SOFR 1 Month Index + 0.510% 5.1072% 12/25/36 (b)(d)(i)	107,099	100,210
Class M1, CME Term SOFR 1 Month Index + 0.540% 5.1372% 12/25/36 (b)(d)(i)	8,607	8,360
Class M3, CME Term SOFR 1 Month Index + 0.620% 5.2122% 12/25/36 (b)(d)(i)	5,834	5,595
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.1072% 3/25/37 (b)(d)(i)	26,251	24,865
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.1072% 7/25/37 (b)(d)(i)	88,812	82,649
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.1822% 7/25/37 (b)(d)(i)	83,128	76,496
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.2572% 7/25/37 (b)(d)(i)	28,317	26,429
Class M2, CME Term SOFR 1 Month Index + 0.520% 5.3172% 7/25/37 (b)(d)(i)	18,449	17,120
Class M3, CME Term SOFR 1 Month Index + 0.600% 5.4372% 7/25/37 (b)(d)(i)	26,923	22,770
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.1372% 7/25/37 (b)(d)(i)	29,503	27,726
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.1672% 7/25/37 (b)(d)(i)	15,650	14,357
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.2122% 7/25/37 (b)(d)(i)	16,698	15,152
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.2572% 7/25/37 (b)(d)(i)	26,957	24,256
Class M4, CME Term SOFR 1 Month Index + 0.860% 5.4522% 7/25/37 (b)(d)(i)	42,382	38,282
Class M5, CME Term SOFR 1 Month Index + 1.010% 5.6022% 7/25/37 (b)(d)(i)	25,730	27,868
BBCMS Mortgage Trust sequential payer:
Series 2019-C3 Class ASB, 3.458% 5/15/52	3,893,326	3,800,964
Series 2019-C5 Class ASB, 2.99% 11/15/52	1,863,454	1,800,616
Series 2023-C20 Class A5, 5.576% 7/15/56	2,533,333	2,641,033
Series 2023-C21 Class A3, 6.5066% 9/15/56 (d)	13,794,000	14,650,685
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 5.5235% 6/15/38 (b)(d)(i)	4,207,067	3,896,019
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	15,300,000	15,685,753
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	2,190,395	2,148,841
Series 2018-B2 Class ASB, 3.7802% 2/15/51	2,251,410	2,219,832
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,224,747
Series 2018-B6 Class A3, 3.995% 10/10/51	4,700,000	4,547,775
Series 2018-B7 Class A4, 4.51% 5/15/53	3,112,512	3,044,431
Series 2019-B10:
Class A4, 3.717% 3/15/62	2,683,000	2,557,796
Class ASB, 3.615% 3/15/62	7,909,743	7,737,533
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	11,242,905
Series 2023-V2 Class A3, 5.8118% 5/15/55	7,200,000	7,376,025
Series 2018-B7 Class A2, 4.377% 5/15/53	889,396	880,426
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	14,804,152
Series 2019-B12 Class XA, 1.2064% 8/15/52 (d)(o)	78,244,201	2,545,730
Series 2019-B14 Class XA, 0.8917% 12/15/62 (d)(o)	119,163,964	2,804,345
Series 2020-B17 Class XA, 1.5341% 3/15/53 (d)(o)	28,755,538	1,200,627
Series 2020-B18 Class XA, 1.9077% 7/15/53 (d)(o)	19,260,243	1,034,435
Series 2020-B19 Class XA, 1.8704% 9/15/53 (d)(o)	10,952,657	590,760
Series 2021-B27 Class XA, 1.3683% 7/15/54 (d)(o)	35,199,112	1,989,742
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 1.110% 5.7245% 9/15/26 (b)(d)(i)	21,008,136	20,498,063
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 5.9514% 3/15/41 (b)(d)(i)	14,644,000	14,653,153
Bmo 2024-5C5 Mtg Trust sequential payer Series 2024-5C5 Class A3, 5.8574% 2/15/57	5,100,000	5,273,270
Bmo 2024-5C6 Mtg Trust sequential payer Series 2024-5C6 Class A3, 5.3161% 9/15/57	22,700,000	22,981,995
BMO Mortgage Trust Series 2023-C6 Class XA, 0.982% 9/15/56 (d)(o)	224,850,991	12,356,754
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 5.9812% 6/15/41 (b)(d)(i)	19,211,000	19,235,014
Class B, CME Term SOFR 1 Month Index + 1.640% 6.2509% 6/15/41 (b)(d)(i)	5,310,000	5,313,319
Class C, CME Term SOFR 1 Month Index + 1.840% 6.4506% 6/15/41 (b)(d)(i)	3,540,000	3,540,000
Bpr Commercial Mtg Trust 2024-Pk sequential payer Series 2024-PARK Class A, 5.218% 11/5/39 (b)(d)	5,000,000	5,034,414
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.5073% 4/15/37 (b)(d)(i)	50,588,622	50,841,565
Class B, CME Term SOFR 1 Month Index + 2.440% 7.0563% 4/15/37 (b)(d)(i)	11,281,000	11,344,456
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 5.9553% 4/15/34 (b)(d)(i)	4,437,000	4,387,084
Class C, CME Term SOFR 1 Month Index + 1.640% 6.2553% 4/15/34 (b)(d)(i)	2,933,000	2,892,671
Class D, CME Term SOFR 1 Month Index + 1.940% 6.5553% 4/15/34 (b)(d)(i)	3,079,000	3,028,966
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 5.3594% 10/15/26 (b)(d)(i)	4,415,129	4,393,053
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 5.5245% 2/15/36 (b)(d)(i)	8,943,000	8,940,338
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 5.4126% 10/15/36 (b)(d)(i)	33,219,512	33,064,171
Class B, CME Term SOFR 1 Month Index + 1.010% 5.6223% 10/15/36 (b)(d)(i)	9,701,000	9,625,394
Class C, CME Term SOFR 1 Month Index + 1.210% 5.8221% 10/15/36 (b)(d)(i)	10,186,000	10,090,737
Class D, CME Term SOFR 1 Month Index + 1.410% 6.0218% 10/15/36 (b)(d)(i)	3,579,000	3,538,833
Class E, CME Term SOFR 1 Month Index + 2.060% 6.671% 10/15/36 (b)(d)(i)	11,390,000	11,340,286
Series 2021-SOAR Class E, CME Term SOFR 1 Month Index + 1.910% 6.5245% 6/15/38 (b)(d)(i)	3,331,604	3,325,357
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 5.3758% 5/15/38 (b)(d)(i)	3,506,148	3,499,574
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.1003% 4/15/37 (b)(d)(i)	16,932,570	16,943,152
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.6222% 2/15/39 (b)(d)(i)	8,728,483	8,717,591
Class B, CME Term SOFR 1 Month Index + 1.310% 5.9216% 2/15/39 (b)(d)(i)	7,547,463	7,521,567
Class C, CME Term SOFR 1 Month Index + 1.560% 6.171% 2/15/39 (b)(d)(i)	5,089,515	5,072,052
Class D, CME Term SOFR 1 Month Index + 1.960% 6.5701% 2/15/39 (b)(d)(i)	5,089,515	5,067,289
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 6.3707% 12/9/40 (b)(d)(i)	19,975,157	20,043,822
Class B, CME Term SOFR 1 Month Index + 2.190% 6.8001% 12/9/40 (b)(d)(i)	3,879,927	3,882,350
Class C, CME Term SOFR 1 Month Index + 2.640% 7.2495% 12/9/40 (b)(d)(i)	2,102,240	2,104,210
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 5.6553% 4/15/34 (b)(d)(i)	6,654,469	6,592,083
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 5.3945% 6/15/38 (b)(d)(i)	23,708,038	23,663,585
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.0009% 3/15/41 (b)(d)(i)	89,545,050	89,796,895
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 6.4008% 2/15/39 (b)(d)(i)	4,201,997	4,201,993
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 6.3005% 3/15/41 (b)(d)(i)	12,638,032	12,634,059
Class C, CME Term SOFR 1 Month Index + 1.940% 6.5502% 3/15/41 (b)(d)(i)	16,421,264	16,416,129
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.0513% 2/15/39 (b)(d)(i)	40,912,848	41,040,701
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.2506% 5/15/41 (b)(d)	38,809,158	38,930,437
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 5.5735% 11/15/38 (b)(d)(i)	1,342,117	1,339,601
Series 2021-XL2 Class A, CME Term SOFR 1 Month Index + 0.800% 5.412% 10/15/38 (b)(d)(i)	678,373	676,253
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7743% 8/15/39 (b)(d)(i)	11,323,489	11,334,095
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 6.5493% 4/15/37 (b)(d)(i)	8,228,112	8,230,683
Class C, CME Term SOFR 1 Month Index + 2.290% 6.8993% 4/15/37 (b)(d)(i)	2,304,015	2,304,015
Class D, CME Term SOFR 1 Month Index + 2.830% 7.4483% 4/15/37 (b)(d)(i)	1,554,239	1,554,239
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.0512% 4/15/41 (b)(d)(i)	49,307,039	49,368,258
Class B, CME Term SOFR 1 Month Index + 1.690% 6.3008% 4/15/41 (b)(d)(i)	7,811,385	7,813,826
Class C, CME Term SOFR 1 Month Index + 1.940% 6.5505% 4/15/41 (b)(d)(i)	6,523,668	6,527,745
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 5.4235% 1/15/34 (b)(d)(i)	2,731,361	2,727,947
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 5.977% 12/15/37 (b)(d)(i)	20,276,000	20,276,000
CD Mortgage Trust sequential payer:
Series 2017-CD5:
Class A3, 3.171% 8/15/50	17,950,000	17,150,807
Class AAB, 3.22% 8/15/50	451,649	442,452
Series 2017-CD6 Class ASB, 3.332% 11/13/50	10,115,762	9,914,398
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	28,296,507	27,520,224
Class A2, 1.99% 7/15/60 (b)	10,057,845	9,016,607
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	15,360,984	14,474,133
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	8,445,777	8,191,872
Series 2017-C8 Class A3, 3.3048% 6/15/50	17,489,806	16,725,059
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1:
Class A3, 3.197% 8/15/50	774,117	743,688
Class A4, 3.458% 8/15/50	2,800,000	2,673,060
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-GC37 Class AAB, 3.098% 4/10/49	85,655	84,743
Series 2017-P7 Class AAB, 3.509% 4/14/50	4,219,320	4,161,206
Series 2019-C7 Class A4, 3.102% 12/15/72	9,335,374	8,601,946
Series 2020-GC46 Class AAB, 2.614% 2/15/53	1,100,000	1,037,111
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	1,410,585	1,403,610
Class XA, 1.0172% 9/10/58 (d)(o)	1,417,399	5,223
Series 2016-P6 Class XA, 0.6905% 12/10/49 (d)(o)	1,150,887	9,820
Series 2019-GC41 Class XA, 1.1607% 8/10/56 (d)(o)	18,971,322	668,043
COMM Mortgage Trust:
sequential payer:
Series 2015-CR24 Class A5, 3.696% 8/10/48	9,464,000	9,373,719
Series 2015-LC21 Class A4, 3.708% 7/10/48	2,085,000	2,069,295
Series 2014-UBS6 Class XA, 0.641% 12/10/47 (d)(o)	283,272	3
COMM Trust sequential payer Series 2017-COR2 Class ASB, 3.317% 9/10/50	607,867	594,332
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	3,749,509
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,066,374	1,994,209
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C4 Class A3, 3.5438% 11/15/48	4,302,081	4,261,606
Series 2016-C6 Class A5, 3.0898% 1/15/49	2,625,000	2,551,793
Series 2020-C19 Class ASB, 2.5501% 3/15/53	6,551,300	6,210,336
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	2,363,345	2,313,700
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(d)	9,373,000	9,561,819
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.4255% 11/15/38 (b)(d)(i)	66,059,127	65,811,405
Class B, CME Term SOFR 1 Month Index + 1.230% 5.8447% 11/15/38 (b)(d)(i)	27,242,291	27,089,053
EQT Trust sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(d)	31,885,000	32,097,214
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 5.8035% 7/15/38 (b)(d)(i)	8,637,502	8,642,901
Class B, CME Term SOFR 1 Month Index + 1.490% 6.1035% 7/15/38 (b)(d)(i)	3,741,558	3,745,066
Class C, CME Term SOFR 1 Month Index + 1.810% 6.4235% 7/15/38 (b)(d)(i)	2,801,735	2,807,864
Class D, CME Term SOFR 1 Month Index + 2.360% 6.9735% 7/15/38 (b)(d)(i)	19,491,567	19,546,387
Fannie Mae sequential payer Series 2018-M10 Class A2, 3.4668% 7/25/28 (d)	982,305	949,572
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	2,506,573	2,479,347
Series 2016-K054 Class A2, 2.745% 1/25/26	26,020,748	25,508,254
Series 2017-K066 Class A2, 3.117% 6/25/27	6,381,000	6,178,507
Series 2017-K067 Class A2, 3.194% 7/25/27	6,723,000	6,510,546
Series 2017-K070 Class A2, 3.303% 11/25/27	27,454,000	26,599,813
Series 2018-K074 Class A2, 3.6% 1/25/28	51,490,000	50,195,701
Series 2019-K087 Class A2, 3.771% 12/25/28	1,125,000	1,097,084
Series 2019-K091 Class A2, 3.505% 3/25/29	21,885,000	21,091,371
Series 2019-K092 Class A2, 3.298% 4/25/29	1,250,000	1,193,129
Series 2019-K095 Class A2, 2.785% 6/25/29	1,250,000	1,165,792
Series 2019-K098 Class A2, 2.425% 8/25/29	5,100,000	4,669,467
Series 2020-K740 Class A2, 1.47% 9/25/27	19,600,000	18,071,147
Series 2021-K744 Class A2, 1.712% 7/25/28	11,320,977	10,329,119
Series 2021-K745 Class A2, 1.657% 8/25/28	12,625,000	11,436,916
Series 2021-K746 Class A2, 2.031% 9/25/28	3,140,000	2,874,727
Series 2022-151 Class A2, 3.8% 10/25/32	5,950,000	5,648,894
Series 2022-K140 Class A2, 2.25% 1/25/32	9,899,000	8,530,727
Series 2023-156 Class A2, 4.43% 2/25/33	9,042,000	8,954,150
Series 2023-K751 Class A2, 4.412% 3/25/30	15,910,000	15,853,397
Series 2023-K752 Class A2, 4.284% 7/25/30	20,900,000	20,675,687
Series 2024-164 Class A2, 5% 5/25/34	4,100,000	4,224,613
Series 2024-165 Class A2, 4.489% 9/25/34	4,119,563	4,080,786
Series 2024-K517 Class A2, 5.355% 1/25/29	58,400,000	60,177,970
Series 2024-K755 Class A2, 5.203% 2/25/31	65,900,000	68,165,767
Series 2024-K758 Class A2, 4.68% 10/25/31	6,500,000	6,543,500
Series K069 Class A2, 3.187% 9/25/27	12,386,247	11,991,216
Series K071 Class A2, 3.286% 11/25/27	13,265,000	12,833,734
Series K072 Class A2, 3.444% 12/25/27	28,327,000	27,508,908
Series K073 Class A2, 3.35% 1/25/28	22,090,000	21,386,794
Series 2017-K068 Class A2, 3.244% 8/25/27	8,900,000	8,623,983
Series 2018-K075 Class A2, 3.65% 2/25/28	61,500,000	59,994,585
Series 2018-K081 Class A2, 3.9% 8/25/28	7,532,000	7,386,621
Series 2022 K748 Class A2, 2.26% 1/25/29	80,223,000	73,658,440
Series 2022-K139 Class A2, 2.59% 1/25/32	8,565,000	7,560,411
Series K047 Class A2, 3.329% 5/25/25	41,451,214	41,143,033
Series K063 Class A2, 3.43% 1/25/27	6,124,002	5,994,671
Series K076 Class A2, 3.9% 4/25/28	9,900,000	9,723,113
Series K077 Class A2, 3.85% 5/25/28	33,650,000	32,985,530
Series K083 Class A2, 4.05% 9/25/28	9,405,000	9,268,583
Series K084 Class A2, 3.78% 10/25/28	34,913,669	34,029,840
Series K085 Class A2, 4.06% 10/25/28	18,000,000	17,717,740
Freddie Mac Multiclass Mortgage participation certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	16,110,242	16,035,459
Series K044 Class A2, 2.811% 1/25/25	35,939,877	35,786,396
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 6.6745% 9/15/31 (b)(d)(i)	6,901,197	6,833,840
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 5.6745% 10/15/36 (b)(d)(i)	24,627,106	24,442,403
Class B, CME Term SOFR 1 Month Index + 1.260% 5.8745% 10/15/36 (b)(d)(i)	1,654,000	1,630,441
Class C, CME Term SOFR 1 Month Index + 1.660% 6.2745% 10/15/36 (b)(d)(i)	1,363,000	1,341,052
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	2,226,376	2,200,608
Series 2016-GC34 Class AAB, 3.278% 10/10/48	592,621	587,780
Series 2017-GS6 Class A2, 3.164% 5/10/50	3,972,643	3,796,381
Series 2018-GS10:
Class A4, 3.89% 7/10/51	15,685,681	15,000,264
Class A5, 4.155% 7/10/51	5,912,000	5,677,361
Class AAB, 4.106% 7/10/51	1,421,955	1,404,784
Series 2018-GS9 Class A4, 3.992% 3/10/51	20,920,000	20,215,396
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	1,000,000	921,178
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	6,400,000	6,092,093
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(d)	6,960,819	6,674,590
Series 2013-GC13 Class A/S, 3.9996% 7/10/46 (b)(d)	1,648,359	1,580,776
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,860,805	2,791,956
Ilpt Trust 2019-Surf sequential payer Series 2019-SURF Class A, 4.145% 2/11/41 (b)	7,494,000	7,191,904
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.0976% 8/15/39 (b)(d)(i)	53,036,000	53,234,752
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.2058% 4/15/37 (b)(d)(i)	18,158,800	17,710,408
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	24,200,000	21,113,087
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	5,409,013	5,374,231
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2016-C4 Class ASB, 2.9941% 12/15/49	707,571	694,131
Series 2017-C5 Class ASB, 3.4919% 3/15/50	1,860,672	1,830,487
Series 2018-C8 Class ASB, 4.145% 6/15/51	6,185,204	6,104,068
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	2,508,542
Series 2020-COR7 Class A5, 2.1798% 5/13/53	1,500,000	1,219,255
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.2245% 9/15/29 (b)(d)(i)	2,822,445	2,653,098
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,527,265	1,392,768
Series 2018-AON Class D, 4.767% 7/5/31 (b)(d)	1,846,000	1,126,060
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	1,167,147	1,090,786
Class CFX, 4.9498% 7/5/33 (b)	767,000	608,595
Class DFX, 5.3503% 7/5/33 (b)	1,370,000	1,013,217
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 6.8995% 12/15/36 (b)(d)(i)	10,090,861	10,094,011
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	5,098,050	4,903,868
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.9045% 5/15/39 (b)(d)(i)	41,080,997	40,079,648
Class B, CME Term SOFR 1 Month Index + 1.790% 6.4032% 5/15/39 (b)(d)(i)	22,757,000	21,699,132
Class C, CME Term SOFR 1 Month Index + 2.090% 6.7024% 5/15/39 (b)(d)(i)	8,790,000	8,306,550
Class D, CME Term SOFR 1 Month Index + 2.540% 7.1512% 5/15/39 (b)(d)(i)	8,790,000	8,122,456
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.4235% 3/15/38 (b)(d)(i)	7,330,459	7,238,828
Class B, CME Term SOFR 1 Month Index + 0.990% 5.6035% 3/15/38 (b)(d)(i)	2,331,815	2,301,210
Class C, CME Term SOFR 1 Month Index + 1.210% 5.8235% 3/15/38 (b)(d)(i)	1,616,408	1,593,172
Class D, CME Term SOFR 1 Month Index + 1.510% 6.1235% 3/15/38 (b)(d)(i)	2,247,742	2,209,812
Class E, CME Term SOFR 1 Month Index + 1.860% 6.4735% 3/15/38 (b)(d)(i)	1,963,800	1,907,341
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, CME Term SOFR 1 Month Index + 0.910% 5.5244% 4/15/38 (b)(d)(i)	2,260,037	2,257,212
MHP Commercial Mortgage Trust floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 5.4245% 7/15/38 (b)(d)(i)	11,210,236	11,175,204
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	5,124,962	5,048,144
Series 2015-C25 Class XA, 1.1742% 10/15/48 (d)(o)	795,198	2,823
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 5.507% 8/15/33 (b)(d)(i)	134,441	109,705
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 5.6745% 12/15/36 (b)(d)(i)	9,700,000	7,924,603
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	15,100,000	14,677,102
Series 2017-HR2:
Class A3, 3.33% 12/15/50	6,537,815	6,252,609
Class A4, 3.587% 12/15/50	7,467,886	7,168,146
Series 2019-L2 Class A3, 3.806% 3/15/52	19,512,202	18,591,255
Series 2018-H4 Class A4, 4.31% 12/15/51	4,191,000	4,074,236
Series 2021-L6 Class XA, 1.2892% 6/15/54 (d)(o)	27,759,751	1,344,213
Morgan Stanley Capital I Trust 2024-N sequential payer Series 2024-NSTB Class A, 3.9% 9/24/57 (b)(d)	41,010,003	39,538,297
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2521% 12/15/56 (b)(d)(o)	12,148,000	2,449,093
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	10,362,382	9,591,680
NYT Mortgage Trust floater Series 2019-NYT Class A, CME Term SOFR 1 Month Index + 1.490% 6.107% 12/15/35 (b)(d)(i)	20,822,000	20,518,632
OPEN Trust sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 7.6984% 10/15/28 (b)(d)(i)	16,895,328	17,053,646
Class B, CME Term SOFR 1 Month Index + 3.830% 8.4473% 10/15/28 (b)(d)(i)	10,180,002	10,255,932
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.2085% 10/15/36 (b)(d)(i)	30,412,413	30,260,351
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 5.5245% 4/15/36 (b)(d)(i)	23,000,000	22,843,163
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/41 (b)(d)(o)	213,942,750	2,849,011
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.6093% 2/15/39 (b)(d)(i)	4,954,000	4,868,226
Class C, CME Term SOFR 1 Month Index + 2.650% 7.2593% 2/15/39 (b)(d)(i)	2,576,000	2,525,021
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 5.3% 7/15/36 (b)(d)(i)	13,499,928	13,474,616
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 5.4546% 11/15/38 (b)(d)(i)	40,009,431	39,979,840
Class B, CME Term SOFR 1 Month Index + 1.190% 5.8036% 11/15/38 (b)(d)(i)	24,252,646	24,176,857
Class C, CME Term SOFR 1 Month Index + 1.440% 6.0528% 11/15/38 (b)(d)(i)	5,961,256	5,939,211
Class D, CME Term SOFR 1 Month Index + 1.690% 6.302% 11/15/38 (b)(d)(i)	4,114,511	4,104,225
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	815,564	803,339
Series 2017-C5 Class ASB, 3.345% 11/15/50	1,350,255	1,321,775
Series 2017-C7 Class ASB, 3.586% 12/15/50	594,724	585,160
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,059,497	1,049,230
Series 2018-C8 Class ASB, 3.903% 2/15/51	1,659,761	1,639,544
Series 2018-C9 Class A4, 4.117% 3/15/51	9,714,061	9,386,176
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,339,600	10,843,949
Series 2017-C7 Class XA, 1.1254% 12/15/50 (d)(o)	25,544,981	641,182
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	14,678,994	11,929,482
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	470,000	374,601
Class X, 0.5162% 10/10/42 (b)(d)(o)	58,746,457	1,226,074
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 6.6% 8/15/41 (b)(d)(i)	8,200,000	8,213,839
Class A12, CME Term SOFR 1 Month Index + 1.690% 6.3004% 8/15/41 (b)(d)(i)	20,000,000	20,034,356
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, CME Term SOFR 1 Month Index + 1.530% 6.145% 1/15/59 (d)(i)	4,981,881	4,991,189
Series 2016-C35 Class A4FL, CME Term SOFR 1 Month Index + 1.160% 5.775% 7/15/48 (b)(d)(i)	5,200,000	5,200,722
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 5.9245% 5/15/31 (b)(d)(i)	16,435,000	16,136,621
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	3,995,015	3,980,391
Series 2015-C29 Class ASB, 3.4% 6/15/48	125,058	124,783
Series 2016-C32 Class A3, 3.294% 1/15/59	4,017,646	3,959,279
Series 2016-C35 Class A4, 2.931% 7/15/48	4,200,000	4,062,179
Series 2016-LC25 Class A3, 3.374% 12/15/59	16,050,081	15,647,344
Series 2017-C40 Class ASB, 3.395% 10/15/50	565,104	555,423
Series 2017-C41 Class ASB, 3.39% 11/15/50	95,800	94,134
Series 2017-RC1 Class ASB, 3.453% 1/15/60	386,617	381,898
Series 2018-C44 Class ASB, 4.167% 5/15/51	696,356	688,784
Series 2018-C47 Class ASB, 4.365% 9/15/61	7,037,053	6,973,666
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	3,480,767
Series 2019-C54:
Class A4, 3.146% 12/15/52	2,390,000	2,197,782
Class ASB, 3.063% 12/15/52	1,869,750	1,796,901
Series 2020-C55 Class ASB, 2.651% 2/15/53	800,000	758,377
Series 2021-C61 Class ASB, 2.525% 11/15/54	4,475,000	4,064,377
Series 2024-5C1 Class A3, 5.928% 7/15/57	11,703,000	12,137,701
Series 2015-SG1 Class ASB, 3.556% 9/15/48	13,955	13,925
Series 2017-C42 Class XA, 1.0012% 12/15/50 (d)(o)	1,364,332	29,220
Series 2018-C46 Class XA, 1.0773% 8/15/51 (d)(o)	28,562,099	620,846
Series 2019-C54 Class XA, 0.9668% 12/15/52 (d)(o)	58,689,016	2,063,465
Wells Fargo Commercial Mtg Trust 2024-G floater Series 2024-GRP:
Class A, CME Term SOFR 1 Month Index + 1.790% 6.4006% 10/15/41 (b)(d)(i)	7,200,000	7,197,258
Class B, CME Term SOFR 1 Month Index + 2.290% 6.8999% 10/15/41 (b)(d)(i)	3,750,000	3,748,471
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,959,188,941)		2,946,668,181

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	870,000	1,151,652
California Gen. Oblig. Series 2010, 7.625% 3/1/40	190,000	231,462
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	15,640,000	15,061,250
TOTAL MUNICIPAL SECURITIES (Cost $16,623,648)		16,444,364

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
Canadian Government:
2.75% 6/1/33	CAD	690,000	479,153
3% 6/1/34	CAD	435,000	308,935
3.25% 12/1/33	CAD	5,700,000	4,131,298
Colombian Republic:
8% 11/14/35		4,590,000	4,736,880
8.75% 11/14/53		6,175,000	6,474,488
German Federal Republic:
0% 8/15/31	EUR	300,000	279,269
1.7% 8/15/32(Reg. S)	EUR	35,000	36,289
2.5% 10/11/29(Reg. S)	EUR	920,000	997,668
2.5% 7/4/44	EUR	3,535,000	3,840,395
2.6% 8/15/33(Reg. S)	EUR	1,760,000	1,942,087
2.6% 5/15/41(Reg. S)	EUR	860,000	941,664
3.25% 7/4/42	EUR	5,200,000	6,222,794
Japan Government:
0.005% 2/1/25	JPY	638,600,000	4,267,264
0.9% 9/20/34	JPY	170,000,000	1,120,444
Panamanian Republic 3.298% 1/19/33		18,075,000	14,378,663
United Mexican States:
3.25% 4/16/30		1,247,000	1,111,778
3.5% 2/12/34		1,035,000	851,288
4.5% 4/22/29		3,114,000	3,012,795
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $58,681,539)			55,133,152

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Investment Bank:
0.625% 1/22/29 (Reg. S)	EUR	4,100,000	4,054,678
3% 11/15/28 (Reg. S)	EUR	2,800,000	3,040,802
European Union:
0% 10/4/28 (Reg. S)	EUR	2,000,000	1,941,529
0% 10/4/30 (Reg. S)	EUR	1,000,000	921,845
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,974,262)			9,958,854

Common Stocks - 0.0%
	Shares	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy, Inc. (Aa)	6,205	66,207
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (g)	22,175	270,979
Cano Health, Inc. warrants (g)(s)	681	2,676
		273,655
TOTAL COMMON STOCKS (Cost $495,886)		339,862

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.256% 3/4/28 (d)(i)(t)	807,907	681,373
Hotels, Restaurants & Leisure - 0.0%
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 12/30/26 (d)(i)(t)	982,428	942,640
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9226% 6/29/28 (d)(i)(t)	295,000	278,197
Specialty Retail - 0.0%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 0% 11/26/31 (d)(i)(t)(u)	90,000	90,075
TOTAL CONSUMER DISCRETIONARY		1,992,285
FINANCIALS - 0.0%
Financial Services - 0.0%
Dragon Buyer, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8537% 9/30/31 (d)(i)(t)	50,000	50,125
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.5726% 7/18/31 (d)(i)(t)	660,000	661,056
		711,181
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.6037% 6/28/29 (d)(i)(t)	132,940	131,611
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.5854% 8/1/29 (d)(i)(t)	59,850	60,423
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.9175% 2/10/28 (d)(i)(t)	360,000	345,600
Software - 0.0%
Applied Systems, Inc. Tranche 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 9.8537% 2/23/32 (d)(i)(t)	10,000	10,279
Ellucian, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 4.750% 0% 11/15/32 (d)(i)(t)(u)	200,000	201,000
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8867% 10/9/31 (d)(i)(t)	880,000	880,044
		1,091,323
TOTAL INFORMATION TECHNOLOGY		1,436,923
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 4.000% 8.7755% 6/4/28 (d)(i)(t)	1,039,672	879,636
CME Term SOFR 3 Month Index + 6.500% 4.4374% 6/12/28 (d)(f)(i)(t)	326,317	328,764
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.500% 11.7755% 6/12/28 (d)(i)(t)	305,047	307,335
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 6/23/31 (d)(i)(t)	1,525,953	1,537,642
		3,053,377
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 7.7476% 4/13/29 (d)(i)(t)	1,127,576	1,133,756
TOTAL MATERIALS		4,187,133
UTILITIES - 0.0%
Electric Utilities - 0.0%
WEC U.S. Holdings Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6.9217% 1/20/31 (d)(i)(t)	236,408	237,216
TOTAL BANK LOAN OBLIGATIONS (Cost $8,672,113)		8,756,772

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (d)(i)	2,954,000	2,995,328
KeyBank NA 6.95% 2/1/28	619,000	646,020
Regions Bank 6.45% 6/26/37	5,877,000	6,171,890
TOTAL BANK NOTES (Cost $10,033,235)		9,813,238

Fixed-Income Funds - 46.3%
	Shares	Value ($)
Bank Loan Funds - 1.3%
Fidelity Advisor Floating Rate High Income Fund Class Z (v)	99,876,942	931,851,865
High Yield Fixed-Income Funds - 1.9%
Fidelity Advisor New Markets Income Fund Class Z (v)	91,996,831	1,183,999,221
Fidelity SAI High Income Fund (v)	18,557,116	172,395,611
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,356,394,832
Inflation-Protected Bond Funds - 0.4%
Fidelity SAI Inflation-Protected Bond Index Fund (v)	28,496,381	286,388,629
Intermediate Government Funds - 8.6%
Fidelity SAI U.S. Treasury Bond Index Fund (v)	694,925,426	6,122,293,004
Intermediate-Term Bond Funds - 24.7%
Fidelity SAI International Credit Fund (v)	61,573,080	662,526,344
Fidelity SAI Total Bond Fund (v)	1,806,616,785	16,440,212,686
Fidelity Sustainability Bond Index Fund (v)	2,584,545	24,062,118
Fidelity U.S. Bond Index Fund (v)	33,026,440	344,135,509
TOTAL INTERMEDIATE-TERM BOND FUNDS		17,470,936,657
Long Government Bond Funds - 7.6%
Fidelity SAI Intermediate Treasury Bond Index Fund (v)	287,660,579	2,790,307,615
Fidelity SAI Long-Term Treasury Bond Index Fund (v)	356,763,628	2,561,562,850
TOTAL LONG GOVERNMENT BOND FUNDS		5,351,870,465
Sector Funds - 1.8%
Fidelity Advisor Real Estate Income Fund Class Z (v)	102,324,167	1,257,564,012
TOTAL FIXED-INCOME FUNDS (Cost $35,252,150,273)		32,777,299,464

Short-Term Funds - 0.8%
	Shares	Value ($)
Short-Term Funds - 0.8%
Fidelity SAI Short-Term Bond Fund (v)	50,303,226	488,444,320
Fidelity SAI Short-Term Treasury Bond Index Fund (v)	7,996,308	79,003,526

TOTAL SHORT-TERM FUNDS (Cost $559,602,440)		567,447,846

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.748% (Reg. S) (d)(h)	500,000	527,627
3.875% (Reg. S) (d)(h)	2,300,000	2,301,564
		2,829,191
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(h)	3,000,000	3,188,375
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. 5.75% 7/15/80 (d)	3,553,000	3,529,310
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (d)(h)	1,235,000	1,352,164
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 7.5655% (d)(h)(i)	19,859,000	19,972,566
4.9% (d)(h)	9,500,000	9,514,718
Barclays PLC 8.875% (d)(h)	500,000	672,604
Citigroup, Inc.:
6.75% (d)(h)	1,035,000	1,031,445
7.125% (d)(h)	810,000	835,829
Lloyds Banking Group PLC 5.125% (d)(h)	200,000	256,679
Wells Fargo & Co. 7.625% (d)(h)	640,000	691,970
		34,327,975
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (d)(h)	1,030,000	913,240
5.375% (d)(h)	260,000	262,445
Credit Suisse Group AG Claim USD Swap Semi-annual 30/360 5Y Index + 4.590% 0% (Reg. S) (d)(g)(h)(i)(w)	4,925,000	492,500
UBS Group AG:
4.375% (b)(d)(h)	2,239,000	1,936,421
4.875% (b)(d)(h)	4,770,000	4,585,546
		8,190,152
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (d)(h)	2,940,000	2,776,798
TOTAL FINANCIALS		45,294,925
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (d)(h)	570,000	717,244
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (d)(h)	4,750,000	4,363,749
Aroundtown SA 3.375% (Reg. S) (d)(h)	3,900,000	3,689,444
Citycon Oyj 7.875% (Reg. S) (d)(h)	850,000	873,216
CPI Property Group SA 3.75% (Reg. S) (d)(h)	2,370,000	2,061,232
Grand City Properties SA 1.5% (Reg. S) (d)(h)	4,300,000	4,291,005
Heimstaden Bostad AB:
3.248% (Reg. S) (d)(h)	3,735,000	4,036,920
3.625% (Reg. S) (d)(h)	195,000	203,020
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(h)(w)	1,385,000	570,804
		20,089,390
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (d)(h)	1,135,000	1,444,154
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (d)(h)	520,000	553,559
TOTAL UTILITIES		1,997,713
TOTAL PREFERRED SECURITIES (Cost $86,084,186)		77,646,148

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (x)	1,398,377,695	1,398,657,370
Fidelity Investments Money Market Government Portfolio Institutional Class 4.55% (v)(y)	453,858,989	453,858,989
Fidelity Securities Lending Cash Central Fund 4.64% (x)(z)	43,073,651	43,077,959
TOTAL MONEY MARKET FUNDS (Cost $1,895,594,279)		1,895,594,318

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.14% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2035.	9/12/25	78,300,000	4,323,753
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.69% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/27/29	102,000,000	3,737,516
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	61,100,000	875,849
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.805% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	11/05/29	77,600,000	2,884,433
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.845% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring October 2034.	10/29/29	147,400,000	5,363,749
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	7,900,000	250,741
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.753% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	10/31/29	67,800,000	2,570,552
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	95,900,000	3,426,939
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	49,700,000	631,277
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.79% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	11/05/29	78,100,000	2,917,147
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.795% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	10/30/29	61,400,000	2,284,047
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2035.	9/15/25	81,800,000	4,519,332
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.386% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	91,900,000	3,746,270
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	67,400,000	2,742,954
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.92% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	11/20/29	14,100,000	501,238
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2035.	9/18/25	34,300,000	1,841,769
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	11/07/29	59,000,000	2,127,971

TOTAL PUT OPTIONS			44,745,537
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.14% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2035.	9/12/25	78,300,000	1,037,462
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.69% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/27/29	102,000,000	3,969,033
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	61,100,000	1,133,783
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.805% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	11/05/29	77,600,000	3,301,072
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.845% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring October 2034.	10/29/29	147,400,000	6,385,482
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	7,900,000	377,648
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.753% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	10/31/29	67,800,000	2,802,655
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	95,900,000	3,890,870
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	49,700,000	1,005,182
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.79% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	11/05/29	78,100,000	3,291,980
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.795% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	10/30/29	61,400,000	2,592,599
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2035.	9/15/25	81,800,000	1,097,996
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.386% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	91,900,000	1,695,157
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	67,400,000	2,434,803
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.92% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	11/20/29	14,100,000	637,118
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2035.	9/18/25	34,300,000	486,681
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2034.	11/07/29	59,000,000	2,589,649

TOTAL CALL OPTIONS			38,729,170
TOTAL PURCHASED SWAPTIONS (Cost $89,652,646)			83,474,707

TOTAL INVESTMENT IN SECURITIES - 114.4% (Cost $84,217,542,478)	80,990,314,258
NET OTHER ASSETS (LIABILITIES) - (14.4)%	(10,216,660,527)
NET ASSETS - 100.0%	70,773,653,731

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/54	(61,300,000)	(50,400,086)
2% 12/1/54	(32,200,000)	(26,474,438)
2% 12/1/54	(184,800,000)	(151,940,250)
2% 12/1/54	(81,050,000)	(66,638,297)
2% 12/1/54	(4,300,000)	(3,535,406)
2% 12/1/54	(2,100,000)	(1,726,594)
2% 12/1/54	(32,075,000)	(26,371,664)
2% 12/1/54	(80,825,000)	(66,453,305)
2% 12/1/54	(2,075,000)	(1,706,039)
3% 12/1/54	(5,075,000)	(4,499,305)
3% 12/1/54	(2,000,000)	(1,773,125)
3% 12/1/54	(28,275,000)	(25,067,555)
3% 12/1/54	(132,825,000)	(117,757,664)
3% 12/1/54	(5,250,000)	(4,654,453)
3% 12/1/54	(38,075,000)	(33,755,867)
3% 12/1/54	(178,925,000)	(158,628,195)
3% 12/1/54	(7,075,000)	(6,272,430)
3% 12/1/54	(31,525,000)	(27,948,883)
3% 12/1/54	(6,550,000)	(5,806,984)
3% 12/1/54	(139,225,000)	(123,431,664)
3% 12/1/54	(39,700,000)	(35,196,531)
3.5% 12/1/54	(15,100,000)	(13,803,523)
3.5% 12/1/54	(10,900,000)	(9,964,133)
3.5% 12/1/54	(2,300,000)	(2,102,523)
3.5% 12/1/54	(24,550,000)	(22,442,152)
3.5% 12/1/54	(17,750,000)	(16,225,996)
3.5% 12/1/54	(3,700,000)	(3,382,320)
3.5% 12/1/54	(2,700,000)	(2,468,180)
3.5% 12/1/54	(1,950,000)	(1,782,574)
3.5% 12/1/54	(400,000)	(365,656)
3.5% 12/1/54	(800,000)	(731,312)
3.5% 12/1/54	(14,000,000)	(12,797,968)
3.5% 12/1/54	(1,350,000)	(1,234,090)
3.5% 12/1/54	(22,800,000)	(20,842,406)
3.5% 12/1/54	(150,000)	(137,121)
3.5% 12/1/54	(2,500,000)	(2,285,352)
3.5% 12/1/54	(31,000,000)	(28,338,359)
3.5% 12/1/54	(213,350,000)	(195,031,897)
3.5% 12/1/54	(5,900,000)	(5,393,430)
3.5% 12/1/54	(7,325,000)	(6,696,080)
3.5% 12/1/54	(50,400,000)	(46,072,686)
3.5% 12/1/54	(1,400,000)	(1,279,797)
5.5% 12/1/54	(9,475,000)	(9,487,584)
5.5% 12/1/54	(24,025,000)	(24,056,908)
5.5% 12/1/54	(12,250,000)	(12,266,269)
5.5% 12/1/54	(87,350,000)	(87,466,010)
5.5% 12/1/54	(4,550,000)	(4,556,043)
5.5% 12/1/54	(9,475,000)	(9,487,584)
5.5% 12/1/54	(12,250,000)	(12,266,269)
5.5% 12/1/54	(24,025,000)	(24,056,908)
5.5% 12/1/54	(87,350,000)	(87,466,010)
5.5% 12/1/54	(4,550,000)	(4,556,043)
5.5% 12/1/54	(12,300,000)	(12,316,336)
5.5% 12/1/54	(87,500,000)	(87,616,209)
5.5% 12/1/54	(4,575,000)	(4,581,076)
5.5% 12/1/54	(12,300,000)	(12,316,336)
5.5% 12/1/54	(79,000,000)	(79,104,920)
5.5% 12/1/54	(8,500,000)	(8,511,289)
5.5% 12/1/54	(1,600,000)	(1,602,125)
5.5% 12/1/54	(2,975,000)	(2,978,951)
6% 12/1/54	(5,925,000)	(5,987,028)
6% 12/1/54	(21,450,000)	(21,674,556)
6% 12/1/54	(93,725,000)	(94,706,188)
6% 12/1/54	(3,175,000)	(3,208,238)
6% 12/1/54	(47,525,000)	(48,022,530)
6% 12/1/54	(191,100,000)	(193,100,588)
6% 12/1/54	(6,575,000)	(6,643,832)
6% 12/1/54	(15,600,000)	(15,763,313)
6% 12/1/54	(31,625,000)	(31,956,076)
6% 12/1/54	(138,200,000)	(139,646,788)
6% 12/1/54	(4,700,000)	(4,749,203)
6% 12/1/54	(10,750,000)	(10,862,540)
6% 12/1/54	(10,700,000)	(10,812,016)
6% 12/1/54	(46,075,000)	(46,557,350)
6% 12/1/54	(31,400,000)	(31,728,720)
6% 12/1/54	(1,675,000)	(1,692,535)
6% 12/1/54	(44,350,000)	(44,814,291)
6% 12/1/54	(193,700,000)	(195,727,807)
6% 12/1/54	(6,600,000)	(6,669,094)
6% 12/1/54	(6,250,000)	(6,315,430)
6% 12/1/54	(43,050,000)	(43,500,682)
6% 12/1/54	(168,150,000)	(169,910,329)
6.5% 12/1/54	(6,850,000)	(6,964,524)
6.5% 12/1/54	(64,850,000)	(65,934,214)
6.5% 12/1/54	(3,050,000)	(3,100,992)
6.5% 12/1/54	(6,850,000)	(6,964,524)
6.5% 12/1/54	(64,850,000)	(65,934,214)
6.5% 12/1/54	(3,050,000)	(3,100,992)

TOTAL GINNIE MAE		(3,104,157,754)

Uniform Mortgage Backed Securities
2% 12/1/39	(31,400,000)	(28,154,515)
2% 12/1/39	(25,075,000)	(22,483,263)
2% 12/1/54	(6,700,000)	(5,371,516)
2% 12/1/54	(10,675,000)	(8,558,348)
2% 12/1/54	(86,400,000)	(69,268,504)
2% 12/1/54	(352,300,000)	(282,445,533)
2% 12/1/54	(22,350,000)	(17,918,415)
2% 12/1/54	(48,250,000)	(38,682,932)
2% 12/1/54	(181,350,000)	(145,391,704)
2% 12/1/54	(10,700,000)	(8,578,391)
2% 12/1/54	(33,450,000)	(26,817,494)
2% 12/1/54	(57,100,000)	(45,778,143)
2% 12/1/54	(20,250,000)	(16,234,806)
2% 12/1/54	(120,725,000)	(96,787,502)
2% 12/1/54	(188,200,000)	(150,883,478)
2.5% 12/1/54	(14,900,000)	(12,474,094)
2.5% 12/1/54	(20,750,000)	(17,371,641)
2.5% 12/1/54	(9,800,000)	(8,204,438)
2.5% 12/1/54	(1,500,000)	(1,255,781)
2.5% 12/1/54	(2,750,000)	(2,302,266)
2.5% 12/1/54	(3,300,000)	(2,762,719)
2.5% 12/1/54	(7,000,000)	(5,860,313)
2.5% 12/1/54	(5,750,000)	(4,813,828)
2.5% 12/1/54	(10,050,000)	(8,413,734)
2.5% 12/1/54	(4,025,000)	(3,369,680)
2.5% 12/1/54	(9,800,000)	(8,204,438)
2.5% 12/1/54	(5,750,000)	(4,813,828)
2.5% 12/1/54	(4,025,000)	(3,369,680)
2.5% 12/1/54	(1,500,000)	(1,255,781)
2.5% 12/1/54	(7,075,000)	(5,923,102)
2.5% 12/1/54	(25,000,000)	(20,929,688)
2.5% 12/1/54	(10,050,000)	(8,413,734)
2.5% 12/1/54	(15,100,000)	(12,641,531)
2.5% 12/1/54	(9,900,000)	(8,288,156)
2.5% 12/1/54	(7,075,000)	(5,923,102)
2.5% 12/1/54	(3,300,000)	(2,762,719)
2.5% 1/1/55	(7,000,000)	(5,865,508)
3% 12/1/54	(6,600,000)	(5,750,765)
3% 12/1/54	(3,900,000)	(3,398,180)
3% 12/1/54	(31,800,000)	(27,708,234)
3% 12/1/54	(38,300,000)	(33,371,866)
3% 12/1/54	(9,900,000)	(8,626,148)
3.5% 12/1/54	(10,200,000)	(9,242,953)
3.5% 12/1/54	(27,800,000)	(25,191,579)
3.5% 12/1/54	(15,600,000)	(14,136,282)
3.5% 12/1/54	(11,700,000)	(10,602,211)
3.5% 12/1/54	(39,250,000)	(35,567,247)
3.5% 12/1/54	(11,950,000)	(10,828,754)
3.5% 12/1/54	(15,600,000)	(14,136,282)
3.5% 12/1/54	(11,700,000)	(10,602,211)
3.5% 12/1/54	(11,950,000)	(10,828,754)
3.5% 12/1/54	(1,350,000)	(1,223,332)
3.5% 12/1/54	(37,900,000)	(34,343,915)
3.5% 12/1/54	(27,800,000)	(25,191,579)
3.5% 12/1/54	(30,350,000)	(27,502,317)
4% 12/1/54	(19,000,000)	(17,776,875)
4.5% 12/1/54	(73,175,000)	(70,282,304)
4.5% 12/1/54	(4,800,000)	(4,610,250)
4.5% 12/1/54	(45,825,000)	(44,013,483)
5% 12/1/39	(5,400,000)	(5,411,391)
5% 12/1/39	(26,400,000)	(26,455,688)
5% 12/1/39	(175,000)	(175,369)
5% 12/1/39	(2,275,000)	(2,279,799)
5% 12/1/54	(69,100,000)	(67,798,978)
5% 12/1/54	(30,600,000)	(30,023,860)
5% 12/1/54	(1,600,000)	(1,569,875)
5% 12/1/54	(4,200,000)	(4,120,922)
5% 12/1/54	(12,100,000)	(11,872,180)
5% 12/1/54	(17,400,000)	(17,072,391)
5.5% 12/1/54	(22,200,000)	(22,168,782)
5.5% 12/1/54	(14,800,000)	(14,779,188)
5.5% 12/1/54	(87,700,000)	(87,576,676)
5.5% 12/1/54	(36,100,000)	(36,049,236)
5.5% 12/1/54	(2,500,000)	(2,496,485)
5.5% 12/1/54	(114,200,000)	(114,039,412)
6% 12/1/54	(600,000)	(607,219)
6% 12/1/54	(15,600,000)	(15,787,687)
6% 12/1/54	(19,500,000)	(19,734,608)
6% 12/1/54	(4,300,000)	(4,351,734)
6% 12/1/54	(15,600,000)	(15,787,687)
6% 12/1/54	(19,500,000)	(19,734,608)
6% 12/1/54	(600,000)	(607,219)
6.5% 12/1/54	(1,100,000)	(1,126,297)
6.5% 12/1/54	(2,600,000)	(2,662,156)
6.5% 12/1/54	(17,350,000)	(17,764,773)
6.5% 12/1/54	(41,750,000)	(42,748,084)
6.5% 12/1/54	(175,000)	(179,184)
6.5% 12/1/54	(425,000)	(435,160)
6.5% 12/1/54	(25,000)	(25,598)
6.5% 12/1/54	(25,525,000)	(26,135,206)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,175,087,278)

TOTAL TBA SALE COMMITMENTS (Proceeds $5,223,925,768)		(5,279,245,032)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	21	Dec 2024	2,659,681	12,837	12,837
Eurex Euro-Bund Contracts (Germany)	15	Dec 2024	2,136,431	50,371	50,371
TME 10 Year Canadian Note Contracts (Canada)	57	Mar 2025	5,015,007	105,128	105,128

TOTAL BOND INDEX CONTRACTS					168,336

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	35	Dec 2024	2,585,695	(80,162)	(80,162)
CBOT 10-Year U.S. Treasury Note Contracts (United States)	122	Mar 2025	13,564,875	184,730	184,730
CBOT 2-Year U.S. Treasury Note Contracts (United States)	6,691	Mar 2025	1,379,077,828	3,436,398	3,436,398
CBOT 5-Year U.S. Treasury Note Contracts (United States)	920	Mar 2025	98,993,438	808,476	808,476
CBOT Long Term U.S. Treasury Bond Contracts (United States)	302	Mar 2025	36,089,000	967,871	967,871
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	35	Mar 2025	4,017,891	75,950	75,950

TOTAL TREASURY CONTRACTS					5,393,263

TOTAL PURCHASED					5,561,599

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	22	Mar 2025	2,684,335	(39,615)	(39,615)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	503	Mar 2025	55,927,313	(317,219)	(317,219)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,847	Mar 2025	198,740,086	(1,647,676)	(1,647,676)

TOTAL TREASURY CONTRACTS					(1,964,895)

TOTAL SOLD					(2,004,510)

TOTAL FUTURES CONTRACTS					3,557,089
The notional amount of futures purchased as a percentage of Net Assets is 2.1%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	350,000	USD	251,445	JPMorgan Chase Bank, N.A.	12/05/24	(1,433)
EUR	2,344,000	USD	2,561,532	BNP Paribas S.A.	12/05/24	(84,282)
EUR	551,000	USD	612,044	Bank of America, N.A.	12/05/24	(29,722)
EUR	210,000	USD	227,960	Bank of America, N.A.	12/05/24	(6,022)
EUR	1,374,000	USD	1,499,948	Brown Brothers Harriman & Co	12/05/24	(47,839)
EUR	821,000	USD	892,567	JPMorgan Chase Bank, N.A.	12/05/24	(24,895)
EUR	389,000	USD	411,721	JPMorgan Chase Bank, N.A.	12/05/24	(607)
GBP	190,000	USD	240,132	Bank of America, N.A.	12/05/24	1,633
GBP	198,000	USD	257,137	Brown Brothers Harriman & Co	12/05/24	(5,192)
GBP	166,000	USD	213,737	Citibank, N. A.	12/05/24	(2,511)
JPY	227,050,000	USD	1,600,637	BNP Paribas S.A.	12/05/24	(82,604)
USD	55,848	AUD	83,000	Bank of America, N.A.	12/05/24	1,710
USD	121,228	AUD	175,000	Royal Bank of Canada	12/05/24	7,082
USD	5,220,268	CAD	7,023,000	BNP Paribas S.A.	12/05/24	203,611
USD	214,980	CAD	290,000	BNP Paribas S.A.	12/05/24	7,828
USD	86,833	CAD	118,000	BNP Paribas S.A.	12/05/24	2,544
USD	80,737	CAD	113,000	JPMorgan Chase Bank, N.A.	12/05/24	19
USD	1,243,318	EUR	1,177,000	BNP Paribas S.A.	12/05/24	(591)
USD	2,655,876	EUR	2,374,000	BNP Paribas S.A.	12/05/24	146,920
USD	415,575	EUR	383,000	BNP Paribas S.A.	12/05/24	10,802
USD	188,959	EUR	175,000	BNP Paribas S.A.	12/05/24	4,011
USD	133,538	EUR	126,000	BNP Paribas S.A.	12/05/24	375
USD	477,020	EUR	451,000	Bank of America, N.A.	12/05/24	382
USD	152,470,531	EUR	136,020,000	Citibank, N. A.	12/05/24	8,718,138
USD	188,344	EUR	170,000	Citibank, N. A.	12/05/24	8,680
USD	571,810	EUR	543,000	Citibank, N. A.	12/05/24	(2,058)
USD	292,613	EUR	266,000	JPMorgan Chase Bank, N.A.	12/05/24	11,492
USD	251,330	EUR	232,000	JPMorgan Chase Bank, N.A.	12/05/24	6,141
USD	368,533	EUR	349,000	JPMorgan Chase Bank, N.A.	12/05/24	(307)
USD	162,472	GBP	125,000	BNP Paribas S.A.	12/05/24	3,415
USD	53,870,232	GBP	40,214,000	Goldman Sachs Bank USA	12/05/24	2,699,980
USD	6,106,842	JPY	865,700,000	Bank of America, N.A.	12/05/24	318,859
USD	1,099,885	JPY	170,300,000	Royal Bank of Canada	12/05/24	(38,723)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						11,826,836
Unrealized Appreciation						12,153,622
Unrealized Depreciation						(326,786)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Dec 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	2,550,000	(19,403)	16,808	(2,595)
BMW Finance NV		Dec 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	4,150,000	(86,402)	82,929	(3,473)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,830,000	12,394	(89,626)	(77,232)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,780,000	5,045	(24,664)	(19,619)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		16,080,000	29,179	(170,898)	(141,719)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	34,550	(301,379)	(266,829)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	32,118	(116,786)	(84,668)
CMBX N.A. BBB Index Series 15		Nov 2064	Citigroup Global Markets Ltd.	(3%)	Monthly		200,000	29,683	(29,954)	(271)
CMBX N.A. BBB Index Series 15		Nov 2064	Citigroup Global Markets Ltd.	(3%)	Monthly		2,500,000	371,041	(379,663)	(8,622)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,990,000	462,545	(682,023)	(219,478)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,590,000	245,969	(350,670)	(104,701)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,640,000	563,098	(946,227)	(383,129)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,200,000	495,031	(869,275)	(374,244)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		10,030,000	1,551,614	(2,986,981)	(1,435,367)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,640,000	253,704	(463,079)	(209,375)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		4,576,000	707,895	(1,054,827)	(346,932)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,220,000	498,125	(836,610)	(338,485)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		980,000	151,603	(247,940)	(96,337)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,930,000	607,960	(1,121,522)	(513,562)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,500,000	541,441	(544,475)	(3,034)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,600,000	402,213	(498,553)	(96,340)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		360,000	55,691	(101,660)	(45,969)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	92,818	(97,696)	(4,878)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		200,000	30,939	(48,364)	(17,425)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,970,000	614,148	(941,556)	(327,408)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		4,580,000	708,514	(1,293,833)	(585,319)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		2,290,000	354,257	(633,725)	(279,468)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		2,190,000	338,787	(571,797)	(233,010)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		5,830,000	901,885	(1,457,088)	(555,203)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	29,392	(44,402)	(15,010)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,920,000	297,019	(436,648)	(139,629)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	293,925	(316,329)	(22,404)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		4,646,000	718,724	(1,134,995)	(416,271)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,330,000	360,445	(572,018)	(211,573)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		600,000	68,759	(70,652)	(1,893)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		2,595,000	297,382	(416,446)	(119,064)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		1,400,000	160,437	(162,285)	(1,848)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		900,000	103,138	(125,199)	(22,061)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		2,200,000	252,116	(287,422)	(35,306)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,300,000	148,977	(179,644)	(30,667)
Generali SpA		Dec 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,700,000	6,450	(19,091)	(12,641)
Heidelberg Materials AG		Dec 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	1,920,000	(430,715)	413,720	(16,995)
Intesa Sanpaolo SpA		Dec 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,750,000	18,983	(40,320)	(21,337)
Societe Generale		Dec 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,700,000	29,005	(47,386)	(18,381)
UniCredit SpA		Dec 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,450,000	16,436	(34,518)	(18,082)

TOTAL BUY PROTECTION								12,356,915	(20,234,769)	(7,877,854)
Sell Protection
CMBX N.A. AAA Index Series 12	NR	Aug 2061	JPMorgan Securities LLC	0.5%	Monthly		2,000,000	(177)	8,589	8,412
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	(53,676)	663,418	609,742
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	(59,610)	757,690	698,080
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		5,750,000	(45,517)	62,493	16,976
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		10,420,000	(82,485)	103,001	20,516
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		19,300,000	(152,779)	261,417	108,638
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		5,650,000	(44,725)	149,028	104,303
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		32,100,000	(413,740)	502,747	89,007
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		25,000,000	(322,228)	500,271	178,043
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		12,600,000	(162,403)	159,727	(2,676)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly		14,745,000	(190,050)	193,023	2,973
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		700,000	(12,101)	14,526	2,425
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		9,400,000	(162,494)	191,534	29,040
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		15,300,000	(264,485)	378,976	114,491
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		29,400,000	(508,226)	732,888	224,662
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		24,800,000	(428,708)	428,704	(4)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly		5,400,000	(93,348)	120,966	27,618
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly		23,400,000	(404,506)	583,736	179,230
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		6,000,000	(103,720)	125,944	22,224
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		5,200,000	(89,890)	88,899	(991)

TOTAL SELL PROTECTION								(3,594,868)	6,027,577	2,432,709
TOTAL CREDIT DEFAULT SWAPS								8,762,047	(14,207,192)	(5,445,145)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2025	101,000	(805)	0	(805)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2026	435,158,000	7,373,217	0	7,373,217
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2027	734,463,000	17,120,795	0	17,120,795
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2028	5,000	15	0	15
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	25,580,000	717,631	0	717,631
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2029	50,500,000	678,612	0	678,612
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2031	313,366,000	12,460,040	0	12,460,040
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2033	101,000	4,665	0	4,665
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2034	14,931,000	(694,144)	0	(694,144)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2036	101,000	5,330	0	5,330
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2039	101,000	6,058	0	6,058
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2044	100,247,000	6,316,475	0	6,316,475
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2054	10,202,000	(170,305)	0	(170,305)
TOTAL INTEREST RATE SWAPS							43,817,584	0	43,817,584

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,010,934,959 or 8.5% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $777,655 and $759,487, respectively.

(g)	Level 3 security
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,301,055.

(k)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $6,558,688.

(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,472,527.
(m)	Security or a portion of the security is on loan at period end.
(n)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $44,441,445.
(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(r)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s)	Non-income producing
(t)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(u)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(v)	Affiliated Fund
(w)	Non-income producing - Security is in default.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Investment made with cash collateral received from securities on loan.
(Aa)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $66,207 and all restrictions are set to expire on or before May 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	2,417,719,055	5,346,380,868	6,365,446,231	40,309,959	3,678	-	1,398,657,370	2.6%
Fidelity Securities Lending Cash Central Fund 4.64%	-	1,892,633,893	1,849,555,934	54,250	-	-	43,077,959	0.2%
Total	2,417,719,055	7,239,014,761	8,215,002,165	40,364,209	3,678	-	1,441,735,329

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Floating Rate High Income Fund Class Z	941,126,140	37,892,679	50,000,000	37,892,679	(633,430)	3,466,476	931,851,865
Fidelity Advisor Government Income Fund Class Z	208,482,828	1,681,541	221,127,503	1,868,939	(4,220,283)	15,183,417	-
Fidelity Advisor New Markets Income Fund Class Z	1,127,039,687	49,061,864	25,000,000	24,061,864	(3,609,438)	36,507,108	1,183,999,221
Fidelity Advisor Real Estate Income Fund Class Z	1,134,293,162	52,591,991	-	27,591,991	-	70,678,859	1,257,564,012
Fidelity Inflation-Protected Bond Index Fund	228,697,730	2,403,349	237,483,980	2,403,350	2,544,993	3,837,908	-
Fidelity Intermediate Treasury Bond Index Fund	2,433,864,790	119,237,452	2,703,810,977	23,776,056	101,816,604	48,892,131	-
Fidelity Investments Money Market Government Portfolio Institutional Class 4.55%	264,514,102	2,640,079,703	2,450,734,816	5,383,432	-	-	453,858,989
Fidelity SAI High Income Fund	199,286,275	5,379,283	40,000,000	5,379,283	(1,579,092)	9,309,145	172,395,611
Fidelity SAI Inflation-Protected Bond Index Fund	-	287,578,126	-	94,146	-	(1,189,497)	286,388,629
Fidelity SAI Intermediate Treasury Bond Index Fund	-	2,868,738,790	-	14,927,812	-	(78,431,175)	2,790,307,615
Fidelity SAI International Credit Fund	385,689,313	256,875,913	-	6,875,913	-	19,961,118	662,526,344
Fidelity SAI Long-Term Treasury Bond Index Fund	2,531,514,847	97,155,398	175,000,000	47,155,397	(82,121,961)	190,014,566	2,561,562,850
Fidelity SAI Short-Term Bond Fund	472,289,166	10,243,808	-	10,243,809	-	5,911,346	488,444,320
Fidelity SAI Short-Term Treasury Bond Index Fund	-	130,362,107	50,000,000	361,431	(403,226)	(955,355)	79,003,526
Fidelity SAI Total Bond Fund	15,621,818,369	833,650,729	475,018,831	358,631,898	(20,924,687)	480,687,106	16,440,212,686
Fidelity SAI U.S. Treasury Bond Index Fund	6,090,373,182	629,241,674	773,000,000	79,241,674	(84,479,953)	260,158,101	6,122,293,004
Fidelity Short-Term Treasury Bond Index Fund	413,148,934	2,371,812	430,303,916	2,371,869	23,865,206	(9,082,036)	-
Fidelity Sustainability Bond Index Fund	23,006,458	421,154	-	421,208	-	634,506	24,062,118
Fidelity U.S. Bond Index Fund	103,262,800	312,504,319	75,000,000	3,272,991	437,743	2,930,647	344,135,509
	32,178,407,783	8,337,471,692	7,706,480,023	651,955,742	(69,307,524)	1,058,514,371	33,798,606,299

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	66,207	66,207	-	-
Health Care	273,655	-	-	273,655

Corporate Bonds	9,394,149,743	-	9,393,274,068	875,675

U.S. Government and Government Agency Obligations	10,101,820,975	-	10,101,820,975	-

U.S. Government Agency - Mortgage Securities	19,253,819,627	-	19,253,819,627	-

Asset-Backed Securities	2,821,839,723	-	2,821,770,089	69,634

Collateralized Mortgage Obligations	970,107,284	-	970,107,284	-

Commercial Mortgage Securities	2,946,668,181	-	2,946,668,181	-

Municipal Securities	16,444,364	-	16,444,364	-

Foreign Government and Government Agency Obligations	55,133,152	-	55,133,152	-

Supranational Obligations	9,958,854	-	9,958,854	-

Bank Loan Obligations	8,756,772	-	8,756,772	-

Bank Notes	9,813,238	-	9,813,238	-

Fixed-Income Funds	32,777,299,464	32,777,299,464	-	-

Short-Term Funds	567,447,846	567,447,846	-	-

Preferred Securities	77,646,148	-	77,153,648	492,500

Money Market Funds	1,895,594,318	1,895,594,318	-	-

Purchased Swaptions	83,474,707	-	83,474,707	-
Total Investments in Securities:	80,990,314,258	35,240,407,835	45,748,194,959	1,711,464
Derivative Instruments: Assets
Futures Contracts	5,641,761	5,641,761	-	-
Forward Foreign Currency Contracts	12,153,622	-	12,153,622	-
Swaps	57,576,273	-	57,576,273	-
Total Assets	75,371,656	5,641,761	69,729,895	-
Liabilities
Futures Contracts	(2,084,672)	(2,084,672)	-	-
Forward Foreign Currency Contracts	(326,786)	-	(326,786)	-
Swaps	(4,996,642)	-	(4,996,642)	-
Total Liabilities	(7,408,100)	(2,084,672)	(5,323,428)	-
Total Derivative Instruments:	67,963,556	3,557,089	64,406,467	-
Other Financial Instruments:
TBA Sale Commitments	(5,279,245,032)	-	(5,279,245,032)	-
Total Other Financial Instruments:	(5,279,245,032)	-	(5,279,245,032)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	12,893,435	(4,131,388)
Total Credit Risk	12,893,435	(4,131,388)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	12,153,622	(326,786)
Total Foreign Exchange Risk	12,153,622	(326,786)
Interest Rate Risk
Futures Contracts (c)	5,641,761	(2,084,672)
Purchased Swaptions (d)	83,474,707	0
Swaps (e)	44,682,838	(865,254)
Total Interest Rate Risk	133,799,306	(2,949,926)
Total Value of Derivatives	158,846,363	(7,408,100)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(e)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,163,817) - See accompanying schedule:
Unaffiliated issuers (cost $46,510,195,464)	$45,749,972,630
Fidelity Central Funds (cost $1,441,735,290)	1,441,735,329
Other affiliated issuers (cost $36,265,611,724)	33,798,606,299

Total Investment in Securities (cost $84,217,542,478)		$80,990,314,258
Cash		2,001,006
Foreign currency held at value (cost $1,319,929)		1,316,375
Receivable for investments sold		115,078,640
Receivable for TBA sale commitments		5,223,925,768
Unrealized appreciation on forward foreign currency contracts		12,153,622
Receivable for fund shares sold		92,273,053
Dividends receivable		68,038
Interest receivable		257,517,404
Distributions receivable from Fidelity Central Funds		5,872,058
Receivable for daily variation margin on futures contracts		874,240
Bi-lateral OTC swaps, at value		12,893,435
Prepaid expenses		49,633
Other receivables		44,984
Total assets		86,714,382,514
Liabilities
Payable for investments purchased
Regular delivery	$448,957,642
Delayed delivery	10,108,993,785
TBA sale commitments, at value	5,279,245,032
Unrealized depreciation on forward foreign currency contracts	326,786
Payable for fund shares redeemed	48,859,914
Distributions payable	576,460
Bi-lateral OTC swaps, at value	4,131,388
Accrued management fee	2,468,677
Payable for daily variation margin on centrally cleared swaps	2,730,904
Other payables and accrued expenses	1,360,236
Collateral on securities loaned	43,077,959
Total liabilities		15,940,728,783
Net Assets		$70,773,653,731
Net Assets consist of:
Paid in capital		$76,894,604,934
Total accumulated earnings (loss)		(6,120,951,203)
Net Assets		$70,773,653,731
Net Asset Value, offering price and redemption price per share ($70,773,653,731 ÷ 7,689,870,104 shares)		$9.20
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$2,064,085
Affiliated issuers		651,955,742
Interest		793,287,578
Income from Fidelity Central Funds (including $54,250 from security lending)		40,364,209
Total income		1,487,671,614
Expenses
Management fee	$99,932,187
Custodian fees and expenses	240,203
Independent trustees' fees and expenses	163,315
Registration fees	2,188,241
Audit fees	42,469
Legal	35,717
Miscellaneous	300,418
Total expenses before reductions	102,902,550
Expense reductions	(85,442,800)
Total expenses after reductions		17,459,750
Net Investment income (loss)		1,470,211,864
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,688,462
Fidelity Central Funds	3,678
Other affiliated issuers	(69,307,524)
Forward foreign currency contracts	(8,597,742)
Foreign currency transactions	41,813
Futures contracts	(27,573,057)
Swaps	(21,562,076)
Total net realized gain (loss)		(111,306,446)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,020,731,488
Affiliated issuers	1,058,514,371
Forward foreign currency contracts	13,696,181
Assets and liabilities in foreign currencies	(102,785)
Futures contracts	408,386
Swaps	28,707,783
TBA Sale commitments	(73,047,972)
Total change in net unrealized appreciation (depreciation)		2,048,907,452
Net gain (loss)		1,937,601,006
Net increase (decrease) in net assets resulting from operations		$3,407,812,870
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,470,211,864	$2,804,666,734
Net realized gain (loss)	(111,306,446)	(1,432,385,718)
Change in net unrealized appreciation (depreciation)	2,048,907,452	231,267,851
Net increase (decrease) in net assets resulting from operations	3,407,812,870	1,603,548,867
Distributions to shareholders	(1,382,418,034)	(2,691,323,803)

Share transactions
Proceeds from sales of shares	12,963,119,876	21,087,767,799
Reinvestment of distributions	1,378,582,172	2,599,304,812
Cost of shares redeemed	(12,092,884,004)	(20,461,282,796)

Net increase (decrease) in net assets resulting from share transactions	2,248,818,044	3,225,789,815
Total increase (decrease) in net assets	4,274,212,880	2,138,014,879

Net Assets
Beginning of period	66,499,440,851	64,361,425,972
End of period	$70,773,653,731	$66,499,440,851

Other Information
Shares
Sold	1,409,227,023	2,359,503,963
Issued in reinvestment of distributions	149,954,300	290,814,279
Redeemed	(1,312,077,762)	(2,291,309,084)
Net increase (decrease)	247,103,561	359,009,158

Financial Highlights
Strategic Advisers® Fidelity® Core Income Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.93	$9.09	$9.60	$10.60	$10.95	$10.47
Income from Investment Operations
Net investment income (loss) A,B	.198	.378	.322	.222	.239	.302
Net realized and unrealized gain (loss)	.258	(.175)	(.519)	(.993)	.106	.613
Total from investment operations	.456	.203	(.197)	(.771)	.345	.915
Distributions from net investment income	(.186)	(.363)	(.313)	(.223)	(.245)	(.299)
Distributions from net realized gain	-	-	-	(.006)	(.450)	(.136)
Total distributions	(.186)	(.363)	(.313)	(.229)	(.695)	(.435)
Net asset value, end of period	$9.20	$8.93	$9.09	$9.60	$10.60	$10.95
Total Return C,D	5.13%	2.30%	(2.02)%	(7.41)%	3.10%	8.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.31%	.32%
Expenses net of fee waivers, if any	.05 % G	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.05% G	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	4.29% G	4.23%	3.52%	2.14%	2.18%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$70,773,654	$66,499,441	$64,361,426	$47,891,014	$35,955,537	$24,774,315
Portfolio turnover rate H	221 % G	207%	202%	201%	191%	247%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Strategic Advisers Fidelity Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Core Income Fund	$44,980

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, swaps, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and future contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$820,111,431
Gross unrealized depreciation	(4,027,119,022)
Net unrealized appreciation (depreciation)	$(3,207,007,591)
Tax cost	$84,197,321,849

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,041,818,903)
Long-term	(1,876,619,758)
Total capital loss carryforward	$(2,918,438,661)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Fidelity Core Income Fund
Credit Risk
Swaps	(334,963)	1,719,701
Total Credit Risk	(334,963)	1,719,701
Foreign Exchange Risk
Forward Foreign Currency Contracts	(8,597,742)	13,696,181
Total Foreign Exchange Risk	(8,597,742)	13,696,181
Interest Rate Risk
Futures Contracts	(27,573,057)	408,386
Purchased Options	(1,075,888)	(4,147,191)
Swaps	(21,227,113)	26,988,082
Total Interest Rate Risk	(49,876,058)	23,249,277
Totals	(58,808,763)	38,665,159

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Core Income Fund	44,424,202,782	46,832,194,876
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM or an affiliate, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM or an affiliate pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity Inflation-Protected Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund and Fidelity Intermediate Treasury Bond Index Fund, in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized gain of $110,469,109 on the Fund's redemptions of Fidelity Inflation-Protected Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund and Fidelity Intermediate Treasury Bond Index Fund, which is included in "Net Realized gain (loss) - Affiliated Issuers" in the accompanying Statement of Operations. The Fund recognized a net gain on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Inflation-Protected Bond Index Fund	237,483,980	2,544,993	25,563,399
Fidelity Short-Term Treasury Bond Index Fund	130,000,683	7,987,613	12,488,058
Fidelity Intermediate Treasury Bond Index Fund	2,528,810,977	99,936,503	252,881,098

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Fidelity Core Income Fund	4,840
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers Fidelity Core Income Fund	44,873
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Fidelity Core Income Fund	6,030	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $85,429,780.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $13,020.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Intermediate Treasury Bond Index Fund	100%
Fidelity New Markets Income Fund	25%
Fidelity Real Estate Income Fund	25%
Fidelity SAI High Income Fund	11%
Fidelity SAI International Credit Fund	100%
Fidelity SAI Long-Term Treasury Bond Index Fund	83%
Fidelity SAI Short-Term Bond Fund	12%
Fidelity SAI Total Bond Fund	83%
Fidelity SAI U.S. Treasury Bond Index Fund	58%
Fidelity SAI Short-Term Treasury Bond Index Fund	99%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity Core Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreement with FIAM LLC (FIAM or the Sub-Adviser) (the Sub-Advisory Agreement), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreement, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Adviser and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of the Sub-Advisory Agreement and Sub-Sub-Advisory Agreements do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by the Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreement subject to oversight by Strategic Advisers, the Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that the Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The
Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the Sub-Adviser and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2023 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based  on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and the Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Adviser as a result of its relationship with the fund. The Board considered profitability information provided by the Sub-Adviser in light of the nature of the relationship between Strategic Advisers and the Sub-Adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the mandates in the fund's Sub-Advisory Agreement provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contract would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of the Sub-Advisory Agreement and Sub-Sub-Advisory Agreements do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9887940.106
COI-SANN-0125
Strategic Advisers® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Alternatives Fund
Consolidated Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 1.2%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 2.95% 3/15/25		1,000,000	993,962
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.800% 5.3849% 8/13/26 (b)(c)(d)		700,000	704,246
General Motors Financial Co., Inc. 2.9% 2/26/25		700,000	696,296
Hyundai Capital America U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 5.8157% 8/4/25 (b)(c)(d)		300,000	301,314
			1,701,856
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP:
2.9% 5/15/25		400,000	396,180
5.95% 12/1/25		500,000	503,915
			900,095
FINANCIALS - 0.7%
Banks - 0.3%
Bank of Queensland Ltd. Australian Bank Bill 3 Months Rate + 0.870% 5.2931% 12/18/24 (Reg. S) (c)(d)	AUD	1,600,000	1,043,817
Barclays PLC 3.65% 3/16/25		615,000	612,614
BNP Paribas SA 3.375% 1/9/25 (b)		600,000	598,988
Citigroup, Inc. CME Term SOFR 3 Month Index + 1.510% 6.105% 7/1/26 (c)(d)		1,000,000	1,005,843
Cooperatieve Rabobank UA/NY U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.1998% 8/28/26 (c)(d)		700,000	702,193
DBS Group Holdings Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.52% 9/12/25 (b)(c)(d)		400,000	401,036
ING Groep NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.640% 6.4217% 3/28/26 (c)(d)		500,000	501,851
Lloyds Banking Group PLC 3.511% 3/18/26 (c)		200,000	199,052
Mitsubishi UFJ Financial Group, Inc. 5.541% 4/17/26 (c)		400,000	400,749
NatWest Markets PLC 3.479% 3/22/25 (b)		500,000	497,944
Standard Chartered Bank/New York 4.853% 12/3/27		250,000	250,881
Sumitomo Mitsui Financial Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.0598% 7/13/26 (c)(d)		500,000	507,608
Swedbank AB 5.337% 9/20/27 (Reg. S)		600,000	608,101
			7,330,677
Capital Markets - 0.3%
CPPIB Capital, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.1663% 3/11/26 (c)(d)		3,000,000	3,037,367
Deutsche Bank AG New York Branch 2.129% 11/24/26 (c)		700,000	680,618
Morgan Stanley 2.188% 4/28/26 (c)		800,000	791,353
Nomura Holdings, Inc. 2.648% 1/16/25		500,000	498,492
PSP Capital, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.240% 5.2171% 3/3/25 (b)(c)(d)		1,500,000	1,500,238
			6,508,068
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 1/15/25		800,000	798,516
Ford Motor Credit Co. LLC 4.687% 6/9/25		700,000	698,389
			1,496,905
Insurance - 0.0%
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.580% 5.3248% 1/16/26 (b)(c)(d)		1,000,000	1,003,873
TOTAL FINANCIALS			16,339,523
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc.:
5.25% 4/15/25		300,000	300,269
5.375% 2/1/25		500,000	499,936
			800,205
INDUSTRIALS - 0.2%
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25		1,000,000	994,044
Machinery - 0.1%
Daimler Trucks Finance North America LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.6536% 12/13/24 (b)(c)(d)		1,000,000	1,000,166
Westinghouse Air Brake Tech Co. 3.2% 6/15/25		800,000	792,342
			1,792,508
Passenger Airlines - 0.0%
Southwest Airlines Co. 5.25% 5/4/25		700,000	700,108
TOTAL INDUSTRIALS			3,486,660
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Global, Inc. 1.57% 1/15/26		1,000,000	963,905
UTILITIES - 0.0%
Electric Utilities - 0.0%
Georgia Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.750% 5.3579% 5/8/25 (c)(d)		723,000	724,855
TOTAL NONCONVERTIBLE BONDS (Cost $25,853,508)			25,911,061

U.S. Treasury Obligations - 0.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 5% 12/3/24 to 2/20/25 (e) (Cost $5,640,549)	5,681,000	5,641,393

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
Ginnie Mae - 0.1%
6% 12/1/54 (f)	200,000	202,094
6% 12/1/54 (f)	400,000	404,188
6% 12/1/54 (f)	800,000	808,375
6% 12/1/54 (f)	800,000	808,375
TOTAL GINNIE MAE		2,223,032
Uniform Mortgage Backed Securities - 0.2%
5% 12/1/39 (f)	1,600,000	1,603,375
6% 12/1/54 (f)	300,000	303,609
6% 12/1/54 (f)	500,000	506,016
6% 12/1/54 (f)	1,400,000	1,416,844
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,829,844
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,035,684)		6,052,876

Asset-Backed Securities - 0.7%
		Principal Amount (a)	Value ($)
Allegro Clo Xi Ltd. Series 2024-2A Class A1AR, CME Term SOFR 3 Month Index + 1.250% 5.8674% 1/19/33 (b)(c)(d)		1,000,000	1,001,000
Anchorage Capital Clo 2018-10 Series 2024-10A Class A1AR, CME Term SOFR 3 Month Index + 1.100% 5.7559% 10/15/31 (b)(c)(d)		375,580	375,703
Apex Credit Clo 2018-Ii Ltd. Series 2024-2A Class A1RR, CME Term SOFR 3 Month Index + 1.240% 5.8574% 10/20/31 (b)(c)(d)		440,157	440,758
Carlyle Global Market Strategi Series 2024-4A Class A1RR, CME Term SOFR 3 Month Index + 1.220% 5.8374% 7/20/32 (b)(c)(d)		364,853	365,197
Carmax Series 2023-3 Class A2A, 5.72% 11/16/26		113,812	114,121
Carval Clo I Ltd. / Carval Clo Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.230% 5.8773% 7/16/31 (b)(c)(d)		956,349	957,410
Citibank Credit Card Issuance Trust:
Series 2017-A6 Class A6, CME Term SOFR 1 Month Index + 0.880% 5.4922% 5/14/29 (c)(d)		900,000	911,252
Series 2023-A1 Class A1, 5.23% 12/8/27		500,000	503,413
Citizens Auto Receivables Trus Series 2023-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.5356% 10/15/26 (b)(c)(d)		237,655	237,895
Cumulus Static CLO Series 2024-1A Class A, 3 month EURIBOR EURO INTER + 1.200% 4.223% 11/15/33 (b)(c)(d)	EUR	294,535	311,577
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (b)		96,731	96,853
Fifth Third Auto Trust Series 2023-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.3356% 11/16/26 (c)(d)		69,511	69,532
Ford Credit Auto Lease Trust Series 2023-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.3956% 2/15/26 (c)(d)		216,315	216,384
Lcm 31 Ltd. Series 2024-31A Class AR, CME Term SOFR 3 Month Index + 1.280% 5.8974% 7/20/34 (b)(c)(d)		300,000	300,245
Master Credit Card Trust Ii Series 2023-2A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 5.6483% 1/21/27 (b)(c)(d)		1,200,000	1,203,784
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 Month Index + 1.190% 5.8049% 10/16/36 (b)(c)(d)		444,818	442,713
Mountain View Clo Xvi Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.460% 6.1159% 4/15/34 (b)(c)(d)		1,000,000	1,002,202
Ofsi Bsl Xi Ltd. Series 2024-10A Class AR, CME Term SOFR 3 Month Index + 1.270% 5.8243% 4/20/34 (b)(c)(d)		500,000	500,039
Ozlm Xvii Ltd. Series 2024-17A Class A1RR, CME Term SOFR 3 Month Index + 1.150% 5.7674% 7/20/30 (b)(c)(d)		609,308	609,352
Rad Clo 4 Ltd. Series 2024-4A Class AR, CME Term SOFR 3 Month Index + 1.230% 5.8559% 4/25/32 (b)(c)(d)		702,528	704,111
Sccu Auto Receivables Trust 20 Series 2024-1A Class A2, 5.45% 12/15/27 (b)		474,757	476,085
Sound Point Clo Xxviii Ltd. Series 2024-3A Class A1R, CME Term SOFR 3 Month Index + 1.280% 5.9059% 1/25/32 (b)(c)(d)		1,000,000	1,001,300
Toyota Auto Receivables Owner Trust Series 2023-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.2056% 8/17/26 (c)(d)		307,543	307,774
Tralee Clo Vi Ltd. Series 2024-6A Class A1RR, CME Term SOFR 3 Month Index + 1.220% 5.8459% 10/25/32 (b)(c)(d)		400,000	400,087
Trillium Credit Card Trust Ii Series 2023-3A Class A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 5.4285% 8/26/28 (b)(c)(d)		1,200,000	1,203,772
Verdelite Static Clo 2024-1 Lt Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.130% 5.7474% 7/20/32 (b)(c)(d)		484,615	485,084
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.2718% 12/21/26 (c)(d)		328,433	328,772
WOART Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.2356% 7/15/26 (c)(d)		32,239	32,240
World Omni Auto Receivables Trust Series 2023-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.2156% 12/15/26 (c)(d)		219,392	219,507
World Omni Automobile Lease Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.5656% 11/17/25 (c)(d)		15,581	15,586
TOTAL ASSET-BACKED SECURITIES (Cost $14,796,688)			14,833,748

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Fannie Mae floater Series 2024-54 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.704% 8/25/54 (c)(d)	363,386	363,119
Ginnie Mae guaranteed REMIC pass-thru certificates floater:
Series 2023-H20 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 5.8608% 5/20/73 (c)(d)	177,411	178,429
Series 2024-H12 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 5.6608% 7/20/74 (c)(d)	405,334	406,516
TOTAL PRIVATE SPONSOR		948,064
U.S. Government Agency - 0.1%
Fannie Mae floater Series 2024-10 Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 6.1129% 12/25/50 (c)(d)	77,296	77,459
Freddie Mac floater:
Series 2024-5383 Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.2129% 8/15/48 (c)(d)	72,241	72,546
Series 2024-5442 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.704% 8/25/54 (c)(d)	380,432	380,151
Series 2024-5480 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 5.8927% 12/25/54 (c)(d)	300,000	301,050
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2017-H05 Class FC, CME Term SOFR 1 Month Index + 0.860% 5.721% 2/20/67 (c)(d)	1,097,635	1,101,434
TOTAL U.S. GOVERNMENT AGENCY		1,932,640
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,868,857)		2,880,704

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
Brazil Letras Do Tesouro Nacio, yield at date of purchase 10.4265% to 10.5114% 4/1/25	BRL	4,900,000	782,804
Israel Treasury Bills Mof, yield at date of purchase 4.0982% 5/30/25	ILS	1,100,000	296,276
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,165,373)			1,079,080

Certificates of Deposit - 0.1%
	Principal Amount (a)	Value ($)
Bank of Tokyo-Mitsubishi Ufj Australian Bank Bill 3 Months Rate + 0.870% 5.2963% 2/17/26 (c)(d)	500,000	327,488
Mizuho Bank Ltd. Australian Bank Bill 3 Months Rate + 0.540% 4.9627% 2/21/25 (c)(d)	1,500,000	978,655
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,327,737)		1,306,143

Alternative Funds - 86.6%
	Shares	Value ($)
Alternative Funds - 86.6%
Absolute Convertible Arbitrage Fund Investor Shares	14,037,697	161,433,511
American Beacon AHL Managed Futures Strategy Fund A Class	6,723,856	65,288,644
BlackRock Global Equity Market Neutral Fund Investor A Shares	13,309,872	183,809,326
BlackRock Systematic Multi-Strategy Fund Investor A Shares	21,915,345	233,836,731
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	20,558,611	218,949,211
Federated Hermes MDT Market Neutral Fund A Shares	6,810,517	137,708,644
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (g)	8,544,997	80,237,524
Fidelity SAI Alternative Risk Premia Strategy Fund (g)	3,969,402	39,416,167
Fidelity SAI Convertible Arbitrage Fund (g)	29,403,302	322,260,196
First Trust Merger Arbitrage Fund Class I	13,145,098	146,830,747
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,439,078	53,792,482
JHancock Diversified Macro Fund Class A	567	5,051
Stone Ridge Diversified Alternatives Fund Class I	13,760,342	155,767,069
The Merger Fund Class A	7,882,500	138,495,523

TOTAL ALTERNATIVE FUNDS (Cost $1,852,415,131)		1,937,830,826

Money Market Funds - 7.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (h)	1,947,821	1,948,211
Fidelity Investments Money Market Government Portfolio Institutional Class 4.55% (g)(i)	53,146,485	53,146,485
State Street Institutional U.S. Government Money Market Fund Investor Class 4.51% (i)	180,533	180,533
State Street Institutional U.S. Government Money Market Fund Premier Class 4.59% (i)	120,478,704	120,478,704
TOTAL MONEY MARKET FUNDS (Cost $175,753,933)		175,753,933

Repurchase Agreements - 1.3%
	Maturity Amount ($)	Value ($)
With Bank of America NA at 4.64%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Bills valued at $15,005,800, 4.50%, 11/15/33)	15,005,800	15,000,000
With BNP Paribas, S.A. at 4.67%, dated 12/2/24 due 12/3/24 (j)	14,701,907	14,700,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,700,000)		29,700,000

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	57	34,384,566	5,700	12/20/24	45,030
S&P 500 Index	Chicago Board Options Exchange	53	31,971,614	5,760	02/21/25	278,250
S&P 500 Index	Chicago Board Options Exchange	84	50,671,992	4,100	11/21/25	293,580
S&P 500 Index	Chicago Board Options Exchange	101	60,927,038	3,800	09/19/25	208,565
S&P 500 Index	Chicago Board Options Exchange	84	50,671,992	3,900	10/17/25	213,360
S&P 500 Index	Chicago Board Options Exchange	55	33,178,090	5,550	01/17/25	86,625

						1,125,410
TOTAL PURCHASED OPTIONS (Cost $2,100,298)						1,125,410

For the period, the average monthly notional amount at value for purchased options in the aggregate was $255,951,069.
TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $2,117,657,758)	2,202,115,174
NET OTHER ASSETS (LIABILITIES) - 1.6%	36,386,125
NET ASSETS - 100.0%	2,238,501,299

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
6% 12/1/54	(3,600,000)	(3,637,688)
6% 12/1/54	(1,500,000)	(1,515,703)
6% 12/1/54	(2,900,000)	(2,930,360)
6% 1/1/55	(1,000,000)	(1,009,688)

TOTAL GINNIE MAE		(9,093,439)

Uniform Mortgage Backed Securities
5% 12/1/39	(1,300,000)	(1,302,742)
5% 12/1/39	(1,300,000)	(1,302,742)
5% 12/1/39	(1,100,000)	(1,102,320)
5% 12/1/39	(2,800,000)	(2,805,906)
6% 12/1/54	(1,400,000)	(1,416,844)
6% 12/1/54	(2,100,000)	(2,125,266)
6% 12/1/54	(800,000)	(809,625)
6% 1/1/55	(1,900,000)	(1,922,043)
6.5% 12/1/54	(700,000)	(716,734)
6.5% 12/1/54	(1,300,000)	(1,331,078)
6.5% 12/1/54	(1,300,000)	(1,331,078)
6.5% 12/1/54	(2,300,000)	(2,354,984)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(18,521,362)

TOTAL TBA SALE COMMITMENTS (Proceeds $27,554,641)		(27,614,801)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
CME Three-Month SOFR Index Contracts (United States)	4	Mar 2025	955,725	(5,430)	(5,430)
CME Three-Month SOFR Index Contracts (United States)	4	Jun 2026	962,850	619	619
CME Three-Month SOFR Index Contracts (United States)	4	Dec 2025	961,100	(44)	(44)
CME Three-Month SOFR Index Contracts (United States)	17	Sep 2025	4,078,938	(9,677)	(9,677)
Eurex Euro-Bobl Contracts (Germany)	186	Dec 2024	23,557,177	197,357	197,357
Eurex Euro-BTP Contracts (Germany)	361	Dec 2024	46,858,017	1,130,023	1,130,023
Eurex Euro-BTP Contracts (Germany)	8	Mar 2025	1,033,502	8,023	8,023
Eurex Euro-Bund Contracts (Germany)	442	Dec 2024	62,953,514	682,838	682,838
Eurex Euro-Oat Contracts (Germany)	93	Dec 2024	12,452,774	112,365	112,365
Eurex Euro-Schatz Contracts (Germany)	29	Dec 2024	3,281,240	9,385	9,385
Eurex Euro-Schatz Contracts (Germany)	10	Mar 2025	1,134,474	999	999
Eurex Short-Term Euro-BTP Contracts (Germany)	103	Dec 2024	11,733,518	70,960	70,960
Eurex Short-Term Euro-BTP Contracts (Germany)	16	Mar 2025	1,823,021	2,605	2,605
ICE Long Gilt Contracts (United Kingdom)	48	Mar 2025	5,856,731	63,004	63,004
ICE Three-Month EURIBOR Index Contracts (United Kingdom)	40	Mar 2025	10,336,072	68,664	68,664
ICE Three-Month EURIBOR Index Contracts (United Kingdom)	34	Jun 2025	8,813,057	80,472	80,472
ICE Three-Month EURIBOR Index Contracts (United Kingdom)	29	Sep 2025	7,524,298	66,299	66,299
ICE Three-Month EURIBOR Index Contracts (United Kingdom)	89	Dec 2025	23,097,689	82,972	82,972
ICE Three-Month EURIBOR Index Contracts (United Kingdom)	17	Mar 2026	4,411,244	27,142	27,142
ICE Three-Month EURIBOR Index Contracts (United Kingdom)	16	Jun 2026	4,150,491	23,137	23,137
ICE Three-Month EURIBOR Index Contracts (United Kingdom)	11	Sep 2026	2,852,591	11,711	11,711
ICE Three-Month EURIBOR Index Contracts (United Kingdom)	8	Dec 2026	2,073,872	2,711	2,711
OSE Japan 10Y Bond Contracts (Japan)	6	Dec 2024	5,737,125	(45,796)	(45,796)
SFE 90 Day Bill Contract (Australia)	31	Jun 2025	20,018,360	(14,403)	(14,403)
SFE 90 Day Bill Contract (Australia)	10	Mar 2026	6,462,268	(2,896)	(2,896)
SFE 90 Day Bill Contract (Australia)	18	Dec 2025	11,630,378	(5,891)	(5,891)
SFE 90 Day Bill Contract (Australia)	19	Sep 2025	12,273,512	(4,320)	(4,320)
SFE 90 Day Bill Contract (Australia)	39	Mar 2025	25,172,098	(11,967)	(11,967)
TME 10 Year Canadian Note Contracts (Canada)	91	Mar 2025	8,006,414	91,661	91,661
TME 5 Year Bond Contracts (Canada)	2	Mar 2025	161,766	1,154	1,154
TME Three-Month CORRA Contracts (Canada)	2	Mar 2026	347,041	83	83
TME Three-Month CORRA Contracts (Canada)	1	Jun 2026	173,521	(211)	(211)
TME Three-Month CORRA Contracts (Canada)	2	Sep 2025	346,863	(96)	(96)
TME Three-Month CORRA Contracts (Canada)	2	Dec 2025	347,005	(322)	(322)
TME Three-Month CORRA Contracts (Canada)	2	Jun 2025	346,452	(202)	(202)

TOTAL BOND INDEX CONTRACTS					2,632,929

Commodity Futures Contracts
CBOT Corn Contracts (United States)	47	Mar 2025	1,017,550	(9,243)	(9,243)
CME Lean Hogs Contracts (United States)	26	Feb 2025	897,780	40,330	40,330
CME Live Cattle Contracts (United States)	9	Feb 2025	679,050	173	173
COMEX Gold 100 oz. Contracts (United States)	72	Feb 2025	19,303,200	(69,308)	(69,308)
COMEX Silver Contracts (United States)	2	Mar 2025	311,080	(5,496)	(5,496)
EEX Phelix-DE Base Contracts (Germany)	4	Dec 2024	998,395	(29,155)	(29,155)
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	35	Jan 2025	1,188,381	165,814	165,814
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	10	Feb 2025	372,608	2,498	2,498
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	35	Dec 2024	1,315,652	87,059	87,059
Euronext Mill Wheat Contracts (France)	22	Mar 2025	257,477	(11,614)	(11,614)
ICE Brent Crude Contracts (United Kingdom)	81	Dec 2024	5,819,040	(97,452)	(97,452)
ICE Brent Crude Contracts (United States)	13	Jan 2025	929,500	(19,375)	(19,375)
ICE Canola Contracts (United States)	1	Jul 2025	8,565	(993)	(993)
ICE Canola Contracts (United States)	54	Jan 2025	442,862	(39,976)	(39,976)
ICE Canola Contracts (United States)	17	Mar 2025	142,285	(12,884)	(12,884)
ICE Canola Contracts (United States)	7	May 2025	59,618	(7,619)	(7,619)
ICE Cocoa Contracts (United Kingdom)	2	Mar 2025	196,161	46,426	46,426
ICE Cocoa Contracts (United States)	2	Mar 2025	188,500	62,780	62,780
ICE Coffee 'C' Contracts (United States)	19	Mar 2025	2,266,106	362,253	362,253
ICE Cotton No. 2 Contracts (United States)	18	Mar 2025	647,370	7,140	7,140
ICE Cotton No. 2 Contracts (United States)	5	May 2025	182,450	307	307
ICE Cotton No. 2 Contracts (United States)	3	Jul 2025	110,895	287	287
ICE ENDEX ECX Emissions Contracts (Netherlands)	16	Dec 2024	1,156,507	11,298	11,298
ICE FCOJ-A Contracts (United States)	1	Mar 2025	71,940	(250)	(250)
ICE FCOJ-A Contracts (United States)	3	Jan 2025	225,338	21,510	21,510
ICE Low Sulphur Gasoil Contracts (United States)	1	Mar 2025	66,900	174	174
ICE Low Sulphur Gasoil Contracts (United States)	21	Dec 2024	1,421,700	55,726	55,726
ICE Low Sulphur Gasoil Contracts (United States)	9	Feb 2025	603,225	(4,235)	(4,235)
ICE Low Sulphur Gasoil Contracts (United States)	30	Jan 2025	2,015,250	6,791	6,791
ICE Natural Gas Contracts (United Kingdom)	25	Dec 2024	1,179,039	20,191	20,191
ICE Robusta Coffee 10-T Contracts (United Kingdom)	4	Jan 2025	216,360	50,227	50,227
ICE Robusta Coffee 10-T Contracts (United Kingdom)	17	Mar 2025	914,090	190,669	190,669
ICE Robusta Coffee 10-T Contracts (United Kingdom)	2	May 2025	106,200	22,578	22,578
ICE Sugar No. 11 Contracts (United States)	53	Feb 2025	1,251,309	(76,587)	(76,587)
ICE WIT Crude Contracts (United Kingdom)	1	Feb 2025	67,480	(81)	(81)
ICE WIT Crude Contracts (United Kingdom)	2	Jan 2025	135,440	(882)	(882)
ICE WTI Crude Contracts (United Kingdom)	3	Dec 2024	204,000	(443)	(443)
LME Aluminum Contracts (United Kingdom)	38	Jan 2025	2,464,756	18,803	18,803
LME Aluminum Contracts (United Kingdom)	23	Feb 2025	1,492,522	(28,066)	(28,066)
LME Lead Contracts (United Kingdom)	64	Jan 2025	3,314,512	46,722	46,722
LME Nickel Contracts (United Kingdom)	42	Jan 2025	3,980,660	(194,101)	(194,101)
LME Zinc Contracts (United Kingdom)	29	Jan 2025	2,253,481	55,671	55,671
LME Zinc Contracts (United Kingdom)	18	Feb 2025	1,399,793	71,843	71,843
NYMEX Gasoline Contracts (United States)	17	Mar 2025	494,190	30,157	30,157
NYMEX Gasoline Contracts (United States)	2	May 2025	63,160	886	886
NYMEX Gasoline RBOB Contracts (United States)	17	Dec 2024	1,355,743	(60,411)	(60,411)
NYMEX Gasoline RBOB Contracts (United States)	5	Jan 2025	400,428	(17,838)	(17,838)
NYMEX Gasoline RBOB Contracts (United States)	3	Feb 2025	242,827	(9,594)	(9,594)
NYMEX Gasoline RBOB Contracts (United States)	1	Mar 2025	88,985	(2,534)	(2,534)
NYMEX Natural Gas Contracts (United States)	9	Apr 2025	270,450	13,552	13,552
NYMEX Natural Gas Contracts (United States)	20	Feb 2025	588,600	19,771	19,771
NYMEX Natural Gas Contracts (United States)	95	Dec 2024	3,194,850	209,783	209,783
NYMEX Natural Gas Contracts (United States)	30	Jan 2025	961,200	36,186	36,186
NYMEX NY Harbor ULSD Contracts (United States)	6	Jan 2025	551,930	(9,680)	(9,680)
NYMEX NY Harbor ULSD Contracts (United States)	23	Dec 2024	2,117,858	(40,359)	(40,359)
NYMEX NY Harbor ULSD Contracts (United States)	3	Feb 2025	274,504	(9,645)	(9,645)
NYMEX Palladium Contracts (United States)	13	Mar 2025	1,294,150	(68,694)	(68,694)
NYMEX WTI Crude Oil Contracts (United States)	5	Jan 2025	338,600	2,661	2,661
NYMEX WTI Crude Oil Contracts (United States)	34	Dec 2024	2,312,000	(13,794)	(13,794)
NYMEX WTI Crude Oil Contracts (United States)	2	Feb 2025	134,960	6	6

TOTAL COMMODITY FUTURES CONTRACTS					819,963

Currency Futures Contract
CME British Pound Contracts	287	Dec 2024	22,823,675	(873,595)	(873,595)
CME Euro/Czech Koruna Cross Contracts	11	Dec 2024	1,841,002	(10,872)	(10,872)
CME Euro/Hungarian Forint Cross Contracts	41	Dec 2024	3,143,702	(103,878)	(103,878)
CME Euro/Norwegian Krone Cross Contracts	79	Dec 2024	10,442,093	(226,082)	(226,082)
CME Euro/Polish Zloty Cross Contracts	38	Dec 2024	4,673,815	19,331	19,331
CME Euro/Swedish Krona Cross Contract	4	Dec 2024	528,191	(1,997)	(1,997)
CME Japanese Yen Contracts	15	Dec 2024	1,255,688	22,746	22,746
CME Mexican Peso Contracts	720	Dec 2024	17,686,800	(150,201)	(150,201)

TOTAL CURRENCY FUTURES CONTRACT					(1,324,548)

Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	16	Dec 2024	2,206,692	62,662	62,662
CBOE VIX Index Contracts (United States)	92	Dec 2024	1,366,356	(199,711)	(199,711)
CBOE VIX Index Contracts (United States)	39	Jan 2025	626,063	(57,058)	(57,058)
CBOE VIX Index Contracts (United States)	10	Feb 2025	166,009	(8,359)	(8,359)
CBOT Dow Jones E-Mini Index Contract (United States)	27	Dec 2024	6,082,425	408,850	408,850
CME E-mini NASDAQ 100 Index Contracts (United States)	9	Dec 2024	3,778,830	123,575	123,575
CME E-mini Russell 2000 Index Contracts (United States)	7	Dec 2024	855,610	62,962	62,962
CME E-mini S&P 500 Index Contracts (United States)	224	Dec 2024	67,776,800	3,640,868	3,640,868
Eurex Dax Index Contracts (Germany)	32	Dec 2024	16,628,172	282,478	282,478
Eurex Euro Stoxx 50 Index Contracts (Germany)	428	Dec 2024	21,786,761	(300,278)	(300,278)
Eurex Euro Stoxx Bank Index Contracts (Germany)	119	Dec 2024	876,500	(19,724)	(19,724)
Eurex Swiss Market Index Contracts (Germany)	90	Dec 2024	12,009,195	(312,894)	(312,894)
HKFE Hang Seng China Enterprises Index Contracts (Hong Kong)	34	Dec 2024	1,525,848	22,254	22,254
HKFE Hang Seng Index Contracts (Hong Kong)	2	Dec 2024	250,707	969	969
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	66	Dec 2024	3,598,980	(34,297)	(34,297)
ICE FTSE 100 Index Contracts (United Kingdom)	7	Dec 2024	740,051	8,000	8,000
IDEM FTSE MIB Index Contracts (Italy)	22	Dec 2024	3,891,799	(18,692)	(18,692)
JPX TOPIX Index Contracts (Japan)	53	Dec 2024	9,490,158	372,306	372,306
MEFF IBEX 35 Index Contracts (Spain)	12	Dec 2024	1,478,846	18,961	18,961
MSCI Sing IX ET Index Contracts (Singapore)	164	Dec 2024	4,579,706	21,723	21,723
NSE IFSC Nifty 50 Contract (India)	4	Dec 2024	194,428	(974)	(974)
SAF FTSE JSE TOP 40 Index Contracts (South Africa)	17	Dec 2024	720,046	10,649	10,649
SGX FTSE Index Contracts (Taiwan)	717	Dec 2024	9,452,211	134,342	134,342
SGX FTSE Taiwan Index Contracts (Singapore)	79	Dec 2024	5,879,180	(149,969)	(149,969)
SGX Nifty 225 Index Contracts (Singapore)	1	Dec 2024	127,577	(4,494)	(4,494)
TME S&P/TSX 60 Index Contracts (Canada)	61	Dec 2024	13,410,807	895,172	895,172

TOTAL EQUITY INDEX CONTRACTS					4,959,321

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	106	Mar 2025	21,847,594	50,925	50,925
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	19	Mar 2025	2,181,141	36,934	36,934
SFE 3-Year Treasury Bond Contracts (Australia)	146	Dec 2024	10,081,118	(119,149)	(119,149)

TOTAL TREASURY CONTRACTS					(31,290)

TOTAL PURCHASED					7,056,375

Sold

Bond Index Contracts
CME Three-Month SOFR Index Contracts (United States)	237	Mar 2026	57,004,425	18,002	18,002
CME Three-Month SOFR Index Contracts (United States)	75	Jun 2026	18,053,438	(22,827)	(22,827)
CME Three-Month SOFR Index Contracts (United States)	77	Dec 2025	18,501,175	(5,424)	(5,424)
CME Three-Month SOFR Index Contracts (United States)	98	Sep 2025	23,513,875	25,327	25,327
CME Three-Month SOFR Index Contracts (United States)	66	Sep 2026	15,895,275	(20,718)	(20,718)
CME Three-Month SOFR Index Contracts (United States)	72	Jun 2025	17,243,100	(7,124)	(7,124)
CME Three-Month SOFR Index Contracts (United States)	61	Dec 2026	14,695,663	(19,585)	(19,585)
CME Three-Month SOFR Index Contracts (United States)	57	Mar 2027	13,733,438	(18,377)	(18,377)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	30	Dec 2024	4,432,010	(153,301)	(153,301)
Eurex Euro-Oat Contracts (Germany)	5	Mar 2025	666,175	(1,749)	(1,749)
ICE Three Month SONIA Index Contracts (United Kingdom)	71	Mar 2026	21,707,392	49,379	49,379
ICE Three Month SONIA Index Contracts (United Kingdom)	28	Dec 2025	8,552,200	26,071	26,071
ICE Three Month SONIA Index Contracts (United Kingdom)	26	Sep 2025	7,929,749	15,444	15,444
ICE Three Month SONIA Index Contracts (United Kingdom)	25	Jun 2025	7,607,263	20,058	20,058
SFE 90 Day Bill Contract (Australia)	2	Mar 2025	1,290,877	(66)	(66)
TME 2 Year Bond Contracts (Canada)	2	Mar 2025	149,838	(198)	(198)

TOTAL BOND INDEX CONTRACTS					(95,088)

Commodity Futures Contracts
CBOT Corn Contracts (United States)	216	Mar 2025	4,676,400	20,012	20,012
CBOT Corn Contracts (United States)	37	May 2025	813,538	2,566	2,566
CBOT Corn Contracts (United States)	20	Dec 2025	431,500	11,301	11,301
CBOT Corn Contracts (United States)	5	Sep 2025	107,000	3,388	3,388
CBOT Corn Contracts (United States)	29	Jul 2025	641,263	5,399	5,399
CBOT HRW Wheat Contracts (United States)	8	Jul 2025	225,500	13,257	13,257
CBOT KC HRW Wheat Contracts (United States)	185	Mar 2025	5,001,938	423,208	423,208
CBOT KC HRW Wheat Contracts (United States)	15	May 2025	411,375	30,542	30,542
CBOT KC HRW Wheat Contracts (United States)	11	Jul 2025	305,800	19,461	19,461
CBOT Soybean Contracts (United States)	73	Mar 2025	3,635,400	54,138	54,138
CBOT Soybean Contracts (United States)	91	Jan 2025	4,502,225	46,266	46,266
CBOT Soybean Contracts (United States)	12	May 2025	605,100	8,383	8,383
CBOT Soybean Contracts (United States)	10	Jul 2025	510,250	7,601	7,601
CBOT Soybean Meal Contracts (United States)	82	Mar 2025	2,440,320	180,929	180,929
CBOT Soybean Meal Contracts (United States)	4	Jul 2025	122,840	2,870	2,870
CBOT Soybean Meal Contracts (United States)	22	Jan 2025	642,180	22,488	22,488
CBOT Soybean Meal Contracts (United States)	6	May 2025	181,440	5,265	5,265
CBOT Soybean Meal Contracts (United States)	1	Aug 2025	30,780	(412)	(412)
CBOT Soybean Oil Contracts (United States)	48	Mar 2025	1,211,616	28,084	28,084
CBOT Soybean Oil Contracts (United States)	42	Jan 2025	1,051,848	49,307	49,307
CBOT Soybean Oil Contracts (United States)	5	May 2025	127,110	(1,534)	(1,534)
CBOT Soybean Oil Contracts (United States)	1	Aug 2025	25,488	(218)	(218)
CBOT Soybean Oil Contracts (United States)	3	Jul 2025	76,680	(133)	(133)
CBOT Wheat Contracts (United States)	102	Mar 2025	2,794,800	113,618	113,618
CBOT Wheat Contracts (United States)	10	May 2025	278,500	17,352	17,352
CBOT Wheat Contracts (United States)	1	Sep 2025	28,825	448	448
CME Cattle Feeder Contracts (United States)	1	Mar 2025	129,313	(8,927)	(8,927)
CME Cattle Feeder Contracts (United States)	3	Jan 2025	389,213	(23,182)	(23,182)
CME Lean Hogs Contracts (United States)	21	Apr 2025	762,300	(47,851)	(47,851)
CME Lean Hogs Contracts (United States)	58	Feb 2025	2,002,740	(103,040)	(103,040)
CME Lean Hogs Contracts (United States)	16	Dec 2024	525,280	(29,039)	(29,039)
CME Lean Hogs Contracts (United States)	6	Jun 2025	243,120	(9,725)	(9,725)
CME Live Cattle Contracts (United States)	16	Dec 2024	1,203,040	2,772	2,772
CME Live Cattle Contracts (United States)	22	Apr 2025	1,678,820	(38,491)	(38,491)
CME Live Cattle Contracts (United States)	55	Feb 2025	4,149,750	(25,533)	(25,533)
CME Live Cattle Contracts (United States)	9	Jun 2025	672,120	(14,282)	(14,282)
COMEX Copper Contracts (United States)	133	Mar 2025	13,765,500	216,289	216,289
COMEX Copper Contracts (United States)	15	May 2025	1,563,000	6,271	6,271
COMEX Gold 100 oz. Contracts (United States)	2	Feb 2025	536,200	(3,444)	(3,444)
COMEX Silver Contracts (United States)	75	Mar 2025	11,665,500	100,766	100,766
Euronext Mill Wheat Contracts (France)	33	May 2025	393,626	14,272	14,272
Euronext Mill Wheat Contracts (France)	9	Dec 2025	105,688	4,408	4,408
Euronext Mill Wheat Contracts (France)	12	Sep 2025	137,430	7,428	7,428
Euronext Mill Wheat Contracts (France)	90	Mar 2025	1,053,316	38,914	38,914
Euronext Rapeseed Contracts (France)	1	Apr 2025	26,590	846	846
Euronext Rapeseed Contracts (France)	3	Jan 2025	80,485	776	776
ICE Brent Crude Contracts (United States)	9	Jan 2025	643,500	20,483	20,483
ICE Cocoa Contracts (United Kingdom)	1	Mar 2025	98,080	(1,465)	(1,465)
ICE Coffee 'C' Contracts (United States)	6	Mar 2025	715,613	(12,446)	(12,446)
ICE Coffee 'C' Contracts (United States)	1	May 2025	118,313	(78)	(78)
ICE Cotton No. 2 Contracts (United States)	65	Mar 2025	2,337,725	70,930	70,930
ICE Low Sulphur Gasoil Contracts (United States)	23	Mar 2025	1,538,700	20,085	20,085
ICE Robusta Coffee 10-T Contracts (United Kingdom)	2	Jan 2025	108,180	(21,520)	(21,520)
ICE Sugar No. 11 Contracts (United States)	24	Apr 2025	533,030	(12,916)	(12,916)
ICE Sugar No. 11 Contracts (United States)	10	Jun 2025	214,256	10,301	10,301
ICE Sugar No. 11 Contracts (United States)	142	Feb 2025	3,352,563	(6,552)	(6,552)
ICE White Sugar Contracts (United Kingdom)	10	Apr 2025	272,700	9,253	9,253
ICE White Sugar Contracts (United Kingdom)	36	Feb 2025	985,860	32,064	32,064
ICE White Sugar Contracts (United Kingdom)	3	Jul 2025	80,220	1,086	1,086
LME Aluminum Contracts (United Kingdom)	38	Jan 2025	2,464,756	27,339	27,339
LME Lead Contracts (United Kingdom)	37	Feb 2025	1,918,515	(54,948)	(54,948)
LME Lead Contracts (United Kingdom)	64	Jan 2025	3,314,512	14,517	14,517
LME Nickel Contracts (United Kingdom)	42	Jan 2025	3,980,660	27,831	27,831
LME Nickel Contracts (United Kingdom)	20	Feb 2025	1,906,112	(2,192)	(2,192)
LME Zinc Contracts (United Kingdom)	29	Jan 2025	2,253,481	(105,669)	(105,669)
MGEX Hard Red Spring Wheat Contracts (United States)	30	Mar 2025	887,625	38,219	38,219
NYMEX Gasoline RBOB Contracts (United States)	11	Jan 2025	880,942	38,464	38,464
NYMEX NY Harbor ULSD Contracts (United States)	15	Jan 2025	1,379,826	28,080	28,080
NYMEX Palladium Contracts (United States)	6	Mar 2025	597,300	(34,719)	(34,719)
NYMEX Platinum Contracts (United States)	19	Jan 2025	906,395	(11,106)	(11,106)
NYMEX WTI Crude Oil Contracts (United States)	8	Feb 2025	539,840	11,207	11,207
SGX Iron Ore Index Contracts (Singapore)	181	Jan 2025	1,882,762	(58,055)	(58,055)

TOTAL COMMODITY FUTURES CONTRACTS					1,181,007

Currency Futures Contract
CME Australian Dollar Contracts	150	Dec 2024	9,783,750	288,622	288,622
CME Canadian Dollar Contracts	888	Dec 2024	63,465,360	1,850,915	1,850,915
CME Euro Contracts	63	Dec 2024	8,326,631	173,667	173,667
CME Israeli Shekel Contracts	13	Dec 2024	3,579,550	(100,453)	(100,453)
CME New Zealand Dollar Contracts	139	Dec 2024	8,233,665	286,125	286,125
CME South African Rand Contracts	300	Dec 2024	8,310,000	59,862	59,862
CME Swiss Franc Contracts	340	Dec 2024	48,318,250	2,203,641	2,203,641

TOTAL CURRENCY FUTURES CONTRACT					4,762,379

Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	3	Dec 2024	413,755	(8,283)	(8,283)
CME E-mini Russell 2000 Index Contracts (United States)	200	Dec 2024	24,446,000	(2,279,123)	(2,279,123)
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Dec 2024	2,364,460	(207,782)	(207,782)
Euronext CAC 40 Index Contracts (France)	22	Dec 2024	1,683,889	15,802	15,802
HKFE Hang Seng Index Contracts (Hong Kong)	3	Dec 2024	376,060	(4,242)	(4,242)
ICE BIST 30 Index Contracts (United Kingdom)	336	Dec 2024	1,059,232	(57,640)	(57,640)
ICE FTSE 100 Index Contracts (United Kingdom)	20	Dec 2024	2,114,430	(4,044)	(4,044)
MEFF IBEX 35 Index Contracts (Spain)	54	Dec 2024	6,654,805	(120,264)	(120,264)
NSE IFSC Nifty 50 Contract (India)	77	Dec 2024	3,742,739	20,997	20,997
OMX Stockholm 30 Index Contracts (Sweden)	13	Dec 2024	300,664	(2,587)	(2,587)
OSE Nikkei 225 Index Contracts (Japan)	4	Dec 2024	1,020,486	(44,605)	(44,605)
OSE Nikkei 225 Index Contracts (Japan)	51	Dec 2024	1,301,120	(50,193)	(50,193)
SAF FTSE JSE TOP 40 Index Contracts (South Africa)	64	Dec 2024	2,710,762	1,954	1,954
SGX Nifty 225 Index Contracts (Singapore)	3	Dec 2024	382,732	(7,735)	(7,735)
WSE WIG20 Index Contracts (Poland)	84	Dec 2024	910,222	9,732	9,732

TOTAL EQUITY INDEX CONTRACTS					(2,738,013)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	202	Dec 2024	14,923,155	316,826	316,826
CBOT 10-Year U.S. Treasury Note Contracts (United States)	329	Mar 2025	36,580,688	(263,317)	(263,317)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	182	Mar 2025	19,583,484	(88,681)	(88,681)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	154	Mar 2025	18,403,000	(266,653)	(266,653)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	91	Mar 2025	10,446,516	(113,134)	(113,134)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	44	Mar 2025	5,596,250	(137,752)	(137,752)
SFE 3-Year Treasury Bond Contracts (Australia)	113	Dec 2024	7,802,509	14,873	14,873

TOTAL TREASURY CONTRACTS					(537,838)

TOTAL SOLD					2,572,447

TOTAL FUTURES CONTRACTS					9,628,822
The notional amount of futures purchased as a percentage of Net Assets is 30.7%
The notional amount of futures sold as a percentage of Net Assets is 28.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $996,491,362.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	8,804	CAD	9,303	Barclays Bank PLC	12/02/24	18
EUR	89,000	USD	94,001	Bank of America, N.A.	12/02/24	50
GBP	156,000	USD	197,960	JPMorgan Chase Bank, N.A.	12/02/24	543
TRY	459,115	USD	13,069	Barclays Bank PLC	12/02/24	164
USD	9,794	TRY	340,146	Barclays Bank PLC	12/02/24	(10)
AUD	178,000	USD	115,011	Bank of America, N.A.	12/03/24	1,089
AUD	465,000	USD	301,925	Deutsche Bank AG	12/03/24	1,372
CAD	147,000	USD	105,107	Bank of America, N.A.	12/03/24	(110)
CAD	130,000	USD	93,690	Barclays Bank PLC	12/03/24	(836)
CAD	340,916	USD	242,892	Royal Bank of Canada	12/03/24	611
CHF	45,691	USD	52,855	Barclays Bank PLC	12/03/24	(990)
EUR	16,000	USD	17,010	BNP Paribas S.A.	12/03/24	(102)
EUR	10,000	USD	10,623	BNP Paribas S.A.	12/03/24	(56)
EUR	60,000	USD	62,556	BNP Paribas S.A.	12/03/24	849
EUR	104,000	USD	113,602	Bank of America, N.A.	12/03/24	(3,700)
EUR	157,000	USD	171,205	Bank of America, N.A.	12/03/24	(5,295)
EUR	7,000	USD	7,646	Bank of America, N.A.	12/03/24	(249)
EUR	18,000	USD	19,293	Bank of America, N.A.	12/03/24	(271)
EUR	586,000	USD	619,543	Barclays Bank PLC	12/03/24	(287)
EUR	90,000	USD	97,896	Barclays Bank PLC	12/03/24	(2,789)
EUR	504,633	USD	532,741	Barclays Bank PLC	12/03/24	530
EUR	28,000	USD	29,457	Citibank, N.A.	12/03/24	133
EUR	55,000	USD	58,181	JPMorgan Chase Bank, N.A.	12/03/24	(60)
GBP	78,000	USD	100,932	BNP Paribas S.A.	12/03/24	(1,681)
GBP	32,000	USD	41,408	BNP Paribas S.A.	12/03/24	(690)
GBP	117,000	USD	151,881	Bank of America, N.A.	12/03/24	(3,004)
GBP	83,000	USD	107,105	Bank of America, N.A.	12/03/24	(1,491)
GBP	1,403,000	USD	1,822,695	Bank of America, N.A.	12/03/24	(37,447)
GBP	39,000	USD	50,257	Bank of America, N.A.	12/03/24	(632)
GBP	25,000	USD	32,053	Bank of America, N.A.	12/03/24	(242)
GBP	17,000	USD	21,657	Bank of America, N.A.	12/03/24	(25)
GBP	9,000	USD	11,354	Bank of America, N.A.	12/03/24	98
GBP	8,000	USD	10,112	Barclays Bank PLC	12/03/24	68
GBP	23,000	USD	28,813	Barclays Bank PLC	12/03/24	453
GBP	39,000	USD	49,450	Citibank, N.A.	12/03/24	175
JPY	75,881,129	USD	499,954	Barclays Bank PLC	12/03/24	7,222
JPY	200,248,251	USD	1,314,077	Goldman Sachs Bank USA	12/03/24	24,347
JPY	58,954,316	USD	388,429	Royal Bank of Canada	12/03/24	5,611
JPY	163,742,659	USD	1,072,335	UBS AG	12/03/24	22,092
JPY	100,030,717	USD	656,594	UBS AG	12/03/24	11,993
NZD	7,600,000	USD	4,538,420	Bank of America, N.A.	12/03/24	(37,320)
SEK	33,958,840	USD	3,179,594	Bank of America, N.A.	12/03/24	(63,547)
SEK	5,440,052	USD	509,935	Barclays Bank PLC	12/03/24	(10,758)
SEK	495,000	USD	46,332	Citibank, N.A.	12/03/24	(911)
SGD	393,991	USD	298,414	Bank of America, N.A.	12/03/24	(4,238)
SGD	4,159,368	USD	3,147,491	Citibank, N.A.	12/03/24	(41,862)
SGD	151,000	USD	112,419	Goldman Sachs Bank USA	12/03/24	326
USD	139,865	AUD	212,700	Deutsche Bank AG	12/03/24	1,131
USD	282,365	AUD	430,300	UBS AG	12/03/24	1,702
USD	235,683	CAD	328,000	Bank of America, N.A.	12/03/24	1,406
USD	206,367	CAD	289,000	Citibank, N.A.	12/03/24	(54)
USD	51,857	CHF	45,691	Barclays Bank PLC	12/03/24	(9)
USD	921,228	EUR	847,000	BNP Paribas S.A.	12/03/24	26,160
USD	27,744	EUR	26,000	BNP Paribas S.A.	12/03/24	268
USD	12,653	EUR	12,000	BNP Paribas S.A.	12/03/24	(28)
USD	97,845	EUR	93,000	BNP Paribas S.A.	12/03/24	(432)
USD	46,345	EUR	43,000	Bank of America, N.A.	12/03/24	905
USD	33,778	EUR	32,000	Bank of America, N.A.	12/03/24	(38)
USD	23,992	EUR	22,000	Barclays Bank PLC	12/03/24	744
USD	603,619	EUR	557,000	JPMorgan Chase Bank, N.A.	12/03/24	15,009
USD	137,022	GBP	108,000	Barclays Bank PLC	12/03/24	(403)
USD	1,926,270	GBP	1,530,000	Barclays Bank PLC	12/03/24	(20,578)
USD	219,079	GBP	170,000	Citibank, N.A.	12/03/24	2,763
USD	83,928	GBP	65,000	Citibank, N.A.	12/03/24	1,219
USD	900,831	JPY	138,151,442	Bank of America, N.A.	12/03/24	(22,549)
USD	3,070,347	JPY	461,120,127	Barclays Bank PLC	12/03/24	(11,697)
USD	4,494,640	NZD	7,600,000	Barclays Bank PLC	12/03/24	(6,460)
USD	3,548,312	SEK	38,666,986	Barclays Bank PLC	12/03/24	247
USD	110,879	SEK	1,185,000	Citibank, N.A.	12/03/24	2,144
USD	2,298,417	SGD	3,077,327	Bank of America, N.A.	12/03/24	704
USD	1,203,424	SGD	1,624,021	Bank of America, N.A.	12/03/24	(9,165)
INR	147,259,512	USD	1,749,283	Citibank, N.A.	12/04/24	(8,517)
USD	537,414	INR	45,265,575	Citibank, N.A.	12/04/24	2,326
USD	580,763	INR	48,901,987	Citibank, N.A.	12/04/24	2,689
USD	630,733	INR	53,091,950	JPMorgan Chase Bank, N.A.	12/04/24	3,129
USD	31,130	TRY	1,104,733	Barclays Bank PLC	12/05/24	(645)
TRY	521,260	USD	13,810	JPMorgan Chase Bank, N.A.	12/11/24	1,091
USD	313,532	MXN	6,318,015	BNP Paribas S.A.	12/11/24	2,630
USD	124,953	TRY	4,687,737	Barclays Bank PLC	12/13/24	(8,775)
USD	43,397	TRY	1,608,904	Citibank, N.A.	12/13/24	(2,501)
CZK	2,463,000	USD	105,206	Barclays Bank PLC	12/16/24	(2,088)
CZK	77,125,775	USD	3,333,584	JPMorgan Chase Bank, N.A.	12/16/24	(104,582)
HKD	1,001,000	USD	128,924	BNP Paribas S.A.	12/16/24	(242)
ILS	572,095	USD	152,754	Barclays Bank PLC	12/16/24	4,783
ILS	9,644,051	USD	2,562,930	Citibank, N.A.	12/16/24	92,729
ILS	16,000	USD	4,299	Goldman Sachs Bank USA	12/16/24	107
ILS	2,307,844	USD	614,540	UBS AG	12/16/24	20,965
PLN	2,661,000	USD	661,182	BNP Paribas S.A.	12/16/24	(6,340)
PLN	450,000	USD	113,129	Bank of America, N.A.	12/16/24	(2,389)
PLN	66,000	USD	16,376	Bank of America, N.A.	12/16/24	(134)
PLN	84,000	USD	20,524	Barclays Bank PLC	12/16/24	147
PLN	2,483,184	USD	628,042	Barclays Bank PLC	12/16/24	(16,959)
PLN	2,940,421	USD	745,080	Citibank, N.A.	12/16/24	(21,477)
PLN	3,157,594	USD	800,047	Deutsche Bank AG	12/16/24	(23,000)
PLN	2,192,219	USD	557,549	UBS AG	12/16/24	(18,069)
THB	209,453,278	USD	6,297,377	Barclays Bank PLC	12/16/24	(184,682)
TRY	1,172,216	USD	31,300	Barclays Bank PLC	12/16/24	2,036
USD	118,910	CZK	2,869,000	Barclays Bank PLC	12/16/24	(1,205)
USD	164,790	CZK	3,804,000	Morgan Stanley International	12/16/24	5,529
USD	975,800	HKD	7,571,884	BNP Paribas S.A.	12/16/24	2,412
USD	142,732	HKD	1,108,000	Royal Bank of Canada	12/16/24	295
USD	202,573	HKD	1,575,000	Royal Bank of Canada	12/16/24	102
USD	157,831	HUF	58,030,460	Bank of America, N.A.	12/16/24	9,415
USD	243,354	HUF	93,650,000	JPMorgan Chase Bank, N.A.	12/16/24	3,840
USD	10,414	ILS	39,000	Barclays Bank PLC	12/16/24	(326)
USD	21,688	ILS	81,000	Morgan Stanley International	12/16/24	(616)
USD	58,137	PLN	234,000	Bank of America, N.A.	12/16/24	552
USD	63,843	PLN	266,000	JPMorgan Chase Bank, N.A.	12/16/24	(1,617)
USD	60,277	PLN	245,000	Morgan Stanley International	12/16/24	(14)
USD	7,031	THB	233,000	BNP Paribas S.A.	12/16/24	231
USD	23,669	TRY	887,587	JPMorgan Chase Bank, N.A.	12/17/24	(1,547)
ZAR	71,629,229	USD	4,057,876	Morgan Stanley International	12/17/24	(87,362)
AUD	800,000	USD	538,958	BNP Paribas S.A.	12/18/24	(17,085)
AUD	1,400,000	USD	917,698	Citibank, N.A.	12/18/24	(4,421)
AUD	1,000,000	USD	672,143	Citibank, N.A.	12/18/24	(19,802)
AUD	1,000,000	USD	693,594	Morgan Stanley International	12/18/24	(41,253)
AUD	1,700,000	USD	1,169,053	State Street Bank And Trust Co	12/18/24	(60,073)
BRL	5,171,410	USD	900,000	BNP Paribas S.A.	12/18/24	(42,071)
BRL	14,398,959	USD	2,600,000	BNP Paribas S.A.	12/18/24	(211,234)
BRL	2,311,078	USD	400,000	BNP Paribas S.A.	12/18/24	(16,596)
BRL	5,621,147	USD	1,000,000	BNP Paribas S.A.	12/18/24	(67,460)
BRL	5,230,080	USD	900,000	Canadian Imperial Bk. of Comm.	12/18/24	(32,337)
BRL	2,312,352	USD	400,000	Citibank, N.A.	12/18/24	(16,384)
BRL	1,659,696	USD	300,000	Goldman Sachs Bank USA	12/18/24	(24,659)
CAD	11,600,000	USD	8,390,032	Barclays Bank PLC	12/18/24	(99,569)
CAD	5,136,774	USD	3,700,000	Canadian Imperial Bk. of Comm.	12/18/24	(28,773)
CHF	4,400,000	USD	5,104,992	Barclays Bank PLC	12/18/24	(101,041)
CHF	1,463,020	USD	1,700,000	Barclays Bank PLC	12/18/24	(36,163)
CHF	334,279	USD	400,000	Canadian Imperial Bk. of Comm.	12/18/24	(19,837)
CLP	462,226,150	USD	500,000	BNP Paribas S.A.	12/18/24	(25,572)
CLP	539,190,000	USD	600,000	Citibank, N.A.	12/18/24	(46,576)
CLP	1,337,428,372	USD	1,400,000	Goldman Sachs Bank USA	12/18/24	(27,265)
CLP	3,161,187,944	USD	3,357,822	JPMorgan Chase Bank, N.A.	12/18/24	(113,182)
CLP	497,973,750	USD	555,000	JPMorgan Chase Bank, N.A.	12/18/24	(43,880)
CLP	1,894,830,000	USD	2,100,000	State Street Bank And Trust Co	12/18/24	(155,148)
CLP	668,563,000	USD	745,000	State Street Bank And Trust Co	12/18/24	(58,788)
CLP	3,892,623,899	USD	3,989,162	State Street Bank And Trust Co	12/18/24	6,224
CNY	10,575,791	USD	1,500,000	BNP Paribas S.A.	12/18/24	(38,102)
CNY	1,355,140	USD	190,650	Bank of America, N.A.	12/18/24	(3,328)
CNY	11,999,850	USD	1,700,000	Bank of America, N.A.	12/18/24	(41,254)
CNY	1,380,406	USD	194,085	Citibank, N.A.	12/18/24	(3,271)
CNY	13,505,044	USD	1,900,000	Morgan Stanley International	12/18/24	(33,190)
COP	2,128,750,000	USD	500,000	BNP Paribas S.A.	12/18/24	(20,855)
COP	3,548,800,000	USD	800,000	BNP Paribas S.A.	12/18/24	(1,225)
COP	1,801,288,000	USD	400,000	Barclays Bank PLC	12/18/24	5,439
COP	897,500,000	USD	200,000	JPMorgan Chase Bank, N.A.	12/18/24	2,012
COP	2,248,500,000	USD	500,000	State Street Bank And Trust Co	12/18/24	6,099
CZK	18,765,186	USD	800,000	BNP Paribas S.A.	12/18/24	(14,310)
CZK	13,501,234	USD	600,000	BNP Paribas S.A.	12/18/24	(34,709)
CZK	30,255,355	USD	1,300,000	Barclays Bank PLC	12/18/24	(33,221)
CZK	9,539,720	USD	400,000	Citibank, N.A.	12/18/24	(576)
EUR	2,000,000	USD	2,177,048	Canadian Imperial Bk. of Comm.	12/18/24	(62,086)
EUR	5,810,000	USD	6,277,129	Citibank, N.A.	12/18/24	(133,165)
EUR	1,750,000	USD	1,860,482	JPMorgan Chase Bank, N.A.	12/18/24	(9,890)
GBP	1,437,500	USD	1,879,981	BNP Paribas S.A.	12/18/24	(50,848)
GBP	937,500	USD	1,245,335	Bank of America, N.A.	12/18/24	(52,423)
GBP	8,700,000	USD	11,270,353	Barclays Bank PLC	12/18/24	(200,123)
GBP	375,000	USD	482,305	Barclays Bank PLC	12/18/24	(5,139)
GBP	625,000	USD	818,718	Morgan Stanley International	12/18/24	(23,443)
GBP	750,000	USD	982,878	Morgan Stanley International	12/18/24	(28,548)
GBP	562,500	USD	735,416	State Street Bank And Trust Co	12/18/24	(19,668)
HUF	180,640,725	USD	500,000	BNP Paribas S.A.	12/18/24	(38,035)
HUF	300,905,511	USD	800,000	BNP Paribas S.A.	12/18/24	(30,474)
HUF	302,788,948	USD	800,000	BNP Paribas S.A.	12/18/24	(25,658)
HUF	1,711,508,653	USD	4,742,041	BNP Paribas S.A.	12/18/24	(365,085)
HUF	189,136,326	USD	500,000	BNP Paribas S.A.	12/18/24	(16,309)
HUF	440,041,426	USD	1,138,342	BNP Paribas S.A.	12/18/24	(12,995)
HUF	7,723,860	USD	20,002	Bank of America, N.A.	12/18/24	(249)
HUF	16,111,487	USD	41,656	JPMorgan Chase Bank, N.A.	12/18/24	(453)
HUF	602,213,920	USD	1,600,000	Morgan Stanley International	12/18/24	(59,918)
IDR	11,014,500,000	USD	700,000	BNP Paribas S.A.	12/18/24	(5,139)
IDR	9,188,663,700	USD	600,000	BNP Paribas S.A.	12/18/24	(20,324)
IDR	9,414,960,000	USD	600,000	JPMorgan Chase Bank, N.A.	12/18/24	(6,048)
ILS	4,119,728	USD	1,100,000	BNP Paribas S.A.	12/18/24	34,489
ILS	5,198,673	USD	1,400,000	Morgan Stanley International	12/18/24	31,609
ILS	10,598,050	USD	2,900,000	State Street Bank And Trust Co	12/18/24	18,488
INR	218,652,533	USD	2,600,000	BNP Paribas S.A.	12/18/24	(17,285)
INR	445,113,621	USD	5,300,000	BNP Paribas S.A.	12/18/24	(42,335)
INR	167,680,388	USD	2,000,000	BNP Paribas S.A.	12/18/24	(19,366)
INR	436,122,492	USD	5,200,000	BNP Paribas S.A.	12/18/24	(48,538)
INR	93,114,888	USD	1,100,000	BNP Paribas S.A.	12/18/24	(131)
INR	92,641,340	USD	1,100,000	Barclays Bank PLC	12/18/24	(5,724)
INR	160,041,750	USD	1,900,000	Citibank, N.A.	12/18/24	(9,593)
JPY	70,445,800	USD	500,000	BNP Paribas S.A.	12/18/24	(28,056)
JPY	70,859,910	USD	500,000	State Street Bank And Trust Co	12/18/24	(25,281)
KRW	5,208,800,000	USD	4,000,000	BNP Paribas S.A.	12/18/24	(263,238)
KRW	1,845,247,740	USD	1,400,000	BNP Paribas S.A.	12/18/24	(76,230)
KRW	698,965,000	USD	500,000	Deutsche Bank AG	12/18/24	1,433
KRW	1,788,147,400	USD	1,300,000	Morgan Stanley International	12/18/24	(17,194)
KRW	1,075,350,640	USD	800,000	Royal Bank of Canada	12/18/24	(28,550)
KRW	1,101,736,000	USD	800,000	State Street Bank And Trust Co	12/18/24	(9,621)
MXN	46,957,181	USD	2,400,000	BNP Paribas S.A.	12/18/24	(92,193)
MXN	12,135,611	USD	600,000	Morgan Stanley International	12/18/24	(3,571)
MXN	11,907,583	USD	600,000	Morgan Stanley International	12/18/24	(14,777)
MYR	15,056,637	USD	3,426,246	Barclays Bank PLC	12/18/24	(36,560)
NOK	11,019,117	USD	1,050,000	BNP Paribas S.A.	12/18/24	(51,935)
NOK	9,904,265	USD	900,000	Canadian Imperial Bk. of Comm.	12/18/24	(2,914)
NOK	11,032,534	USD	1,050,000	JPMorgan Chase Bank, N.A.	12/18/24	(50,720)
NOK	33,800,000	USD	3,082,633	Royal Bank of Canada	12/18/24	(21,172)
NZD	1,700,000	USD	1,071,746	BNP Paribas S.A.	12/18/24	(64,705)
NZD	800,000	USD	489,437	BNP Paribas S.A.	12/18/24	(15,536)
NZD	1,700,000	USD	1,012,105	Morgan Stanley International	12/18/24	(5,064)
PEN	4,479,476	USD	1,178,639	Citibank, N.A.	12/18/24	16,868
PEN	1,934,140	USD	520,000	Citibank, N.A.	12/18/24	(3,806)
PEN	2,157,310	USD	580,000	Citibank, N.A.	12/18/24	(4,245)
PEN	6,694,200	USD	1,800,000	Citibank, N.A.	12/18/24	(13,415)
PEN	5,605,500	USD	1,500,000	Citibank, N.A.	12/18/24	(3,973)
PEN	4,826,801	USD	1,269,910	Deutsche Bank AG	12/18/24	18,293
PEN	6,301,900	USD	1,700,000	State Street Bank And Trust Co	12/18/24	(18,114)
PHP	180,573,275	USD	3,118,009	BNP Paribas S.A.	12/18/24	(40,046)
PHP	55,791,221	USD	1,000,000	BNP Paribas S.A.	12/18/24	(49,010)
PHP	47,194,400	USD	800,000	Bank of America, N.A.	12/18/24	4,452
PLN	2,713,737	USD	673,047	BNP Paribas S.A.	12/18/24	(5,304)
PLN	2,119,023	USD	526,953	BNP Paribas S.A.	12/18/24	(5,546)
PLN	2,345,680	USD	600,000	Barclays Bank PLC	12/18/24	(22,822)
PLN	2,346,369	USD	600,000	JPMorgan Chase Bank, N.A.	12/18/24	(22,652)
PLN	2,011,247	USD	500,000	Morgan Stanley International	12/18/24	(5,112)
PLN	2,805,740	USD	700,000	Morgan Stanley International	12/18/24	(9,619)
SEK	10,098,092	USD	1,000,000	BNP Paribas S.A.	12/18/24	(72,509)
SEK	11,729,857	USD	1,100,000	Barclays Bank PLC	12/18/24	(22,635)
SGD	1,718,573	USD	1,300,000	BNP Paribas S.A.	12/18/24	(15,912)
SGD	1,952,750	USD	1,500,000	BNP Paribas S.A.	12/18/24	(40,939)
THB	39,839,681	USD	1,200,000	BNP Paribas S.A.	12/18/24	(37,110)
THB	60,066,000	USD	1,800,000	Morgan Stanley International	12/18/24	(46,719)
TWD	47,198,670	USD	1,500,000	BNP Paribas S.A.	12/18/24	(44,304)
TWD	82,710,376	USD	2,600,000	BNP Paribas S.A.	12/18/24	(49,055)
USD	2,208,433	AUD	3,300,000	BNP Paribas S.A.	12/18/24	55,707
USD	1,114,742	AUD	1,700,000	BNP Paribas S.A.	12/18/24	5,762
USD	657,240	AUD	1,000,000	BNP Paribas S.A.	12/18/24	4,899
USD	693,704	AUD	1,000,000	BNP Paribas S.A.	12/18/24	41,363
USD	3,692,013	AUD	5,500,000	Barclays Bank PLC	12/18/24	104,137
USD	648,010	AUD	1,000,000	Goldman Sachs Bank USA	12/18/24	(4,331)
USD	1,127,860	AUD	1,700,000	Morgan Stanley International	12/18/24	18,880
USD	2,400,000	BRL	13,730,390	BNP Paribas S.A.	12/18/24	122,148
USD	700,000	BRL	4,075,233	BNP Paribas S.A.	12/18/24	23,925
USD	600,000	BRL	3,488,428	BNP Paribas S.A.	12/18/24	21,275
USD	3,600,000	BRL	20,455,348	BNP Paribas S.A.	12/18/24	206,487
USD	500,000	BRL	2,760,300	Canadian Imperial Bk. of Comm.	12/18/24	42,070
USD	3,800,000	CAD	5,226,512	BNP Paribas S.A.	12/18/24	64,637
USD	4,000,000	CAD	5,535,452	BNP Paribas S.A.	12/18/24	43,839
USD	1,000,000	CAD	1,345,434	BNP Paribas S.A.	12/18/24	38,425
USD	5,800,000	CAD	7,923,879	Barclays Bank PLC	12/18/24	136,842
USD	900,000	CAD	1,252,480	Citibank, N.A.	12/18/24	4,859
USD	7,100,000	CAD	9,749,846	JPMorgan Chase Bank, N.A.	12/18/24	131,832
USD	1,000,000	CAD	1,342,347	Morgan Stanley International	12/18/24	40,631
USD	3,000,000	CHF	2,581,797	BNP Paribas S.A.	12/18/24	63,821
USD	1,100,000	CHF	943,812	BNP Paribas S.A.	12/18/24	26,639
USD	4,700,000	CHF	3,984,463	BNP Paribas S.A.	12/18/24	168,624
USD	900,000	CHF	790,770	Barclays Bank PLC	12/18/24	688
USD	400,000	CHF	353,973	Canadian Imperial Bk. of Comm.	12/18/24	(2,560)
USD	4,500,000	CHF	3,849,411	JPMorgan Chase Bank, N.A.	12/18/24	122,213
USD	900,000	CHF	773,929	Morgan Stanley International	12/18/24	19,841
USD	600,000	CHF	500,674	State Street Bank And Trust Co	12/18/24	30,602
USD	520,000	CLP	501,221,116	BNP Paribas S.A.	12/18/24	5,547
USD	965,000	CLP	928,786,601	BNP Paribas S.A.	12/18/24	11,694
USD	15,000	CLP	14,432,731	BNP Paribas S.A.	12/18/24	186
USD	412,000	CLP	394,510,600	Barclays Bank PLC	12/18/24	7,075
USD	1,606,000	CLP	1,525,700,000	Goldman Sachs Bank USA	12/18/24	40,023
USD	3,473,128	CLP	3,294,991,265	Goldman Sachs Bank USA	12/18/24	91,152
USD	700,000	CLP	655,830,000	Goldman Sachs Bank USA	12/18/24	26,857
USD	2,965,000	CLP	2,760,415,000	Goldman Sachs Bank USA	12/18/24	131,713
USD	635,000	CLP	590,486,500	JPMorgan Chase Bank, N.A.	12/18/24	28,925
USD	1,501,000	CLP	1,425,349,600	State Street Bank And Trust Co	12/18/24	38,023
USD	381,000	CLP	364,693,200	State Street Bank And Trust Co	12/18/24	6,679
USD	3,600,000	CNY	25,579,580	JPMorgan Chase Bank, N.A.	12/18/24	64,120
USD	6,400,000	CNY	45,541,152	JPMorgan Chase Bank, N.A.	12/18/24	104,821
USD	26,842	CNY	190,753	Morgan Stanley International	12/18/24	474
USD	570,000	COP	2,473,230,000	BNP Paribas S.A.	12/18/24	13,318
USD	669,000	COP	2,932,561,500	BNP Paribas S.A.	12/18/24	8,930
USD	100,000	COP	435,800,000	Barclays Bank PLC	12/18/24	1,909
USD	500,000	COP	2,130,125,000	Barclays Bank PLC	12/18/24	20,545
USD	175,482	COP	745,973,982	Citibank, N.A.	12/18/24	7,576
USD	421,197	COP	1,784,527,450	Citibank, N.A.	12/18/24	19,530
USD	1,300,000	COP	5,596,500,000	Citibank, N.A.	12/18/24	40,323
USD	331,000	COP	1,450,524,750	Citibank, N.A.	12/18/24	4,512
USD	1,130,000	COP	4,921,150,000	State Street Bank And Trust Co	12/18/24	22,333
USD	700,000	CZK	16,306,668	BNP Paribas S.A.	12/18/24	17,247
USD	1,000,000	CZK	23,344,371	BNP Paribas S.A.	12/18/24	22,581
USD	600,000	CZK	13,986,021	BNP Paribas S.A.	12/18/24	14,411
USD	500,000	CZK	11,214,423	BNP Paribas S.A.	12/18/24	30,457
USD	500,000	CZK	11,224,106	BNP Paribas S.A.	12/18/24	30,052
USD	800,000	CZK	18,372,988	BNP Paribas S.A.	12/18/24	30,731
USD	2,300,000	CZK	53,049,010	BNP Paribas S.A.	12/18/24	78,861
USD	500,000	CZK	11,955,672	BNP Paribas S.A.	12/18/24	(579)
USD	700,000	CZK	16,127,070	BNP Paribas S.A.	12/18/24	24,766
USD	500,000	CZK	11,401,665	Bank of America, N.A.	12/18/24	22,617
USD	1,690,000	CZK	39,021,373	Bank of America, N.A.	12/18/24	56,192
USD	510,000	CZK	11,771,744	Goldman Sachs Bank USA	12/18/24	17,122
USD	500,000	CZK	11,262,145	Morgan Stanley International	12/18/24	28,459
USD	1,632,552	EUR	1,500,000	BNP Paribas S.A.	12/18/24	46,331
USD	3,714,161	EUR	3,375,000	BNP Paribas S.A.	12/18/24	145,162
USD	1,233,430	EUR	1,125,000	BNP Paribas S.A.	12/18/24	43,763
USD	1,639,314	EUR	1,500,000	BNP Paribas S.A.	12/18/24	53,093
USD	948,644	EUR	875,000	Barclays Bank PLC	12/18/24	23,348
USD	2,752,465	EUR	2,500,000	Barclays Bank PLC	12/18/24	108,763
USD	529,016	EUR	500,000	Barclays Bank PLC	12/18/24	276
USD	2,028,854	EUR	1,875,000	Morgan Stanley International	12/18/24	46,077
USD	837,805	EUR	750,000	State Street Bank And Trust Co	12/18/24	44,694
USD	4,940,100	GBP	3,812,500	BNP Paribas S.A.	12/18/24	88,922
USD	581,553	GBP	437,500	BNP Paribas S.A.	12/18/24	24,861
USD	944,087	GBP	750,000	BNP Paribas S.A.	12/18/24	(10,243)
USD	413,600	GBP	312,500	Barclays Bank PLC	12/18/24	15,963
USD	1,519,325	GBP	1,187,500	Barclays Bank PLC	12/18/24	8,302
USD	11,006,756	GBP	8,437,500	Deutsche Bank AG	12/18/24	270,541
USD	413,539	GBP	312,500	JPMorgan Chase Bank, N.A.	12/18/24	15,902
USD	1,588,525	GBP	1,187,500	JPMorgan Chase Bank, N.A.	12/18/24	77,502
USD	4,207,733	GBP	3,312,500	JPMorgan Chase Bank, N.A.	12/18/24	(7,225)
USD	2,841,785	GBP	2,250,000	JPMorgan Chase Bank, N.A.	12/18/24	(21,205)
USD	1,257,335	GBP	937,500	Morgan Stanley International	12/18/24	64,423
USD	1,900,000	HUF	703,450,513	BNP Paribas S.A.	12/18/24	101,019
USD	400,000	HUF	147,609,340	BNP Paribas S.A.	12/18/24	22,509
USD	1,800,000	HUF	674,849,891	BNP Paribas S.A.	12/18/24	74,161
USD	900,000	HUF	318,701,805	BNP Paribas S.A.	12/18/24	84,963
USD	1,000,000	HUF	354,409,012	BNP Paribas S.A.	12/18/24	93,646
USD	400,000	HUF	145,422,688	BNP Paribas S.A.	12/18/24	28,101
USD	736,145	HUF	269,197,729	BNP Paribas S.A.	12/18/24	47,708
USD	388,476	HUF	142,010,649	BNP Paribas S.A.	12/18/24	25,302
USD	2,130,944	HUF	782,893,562	BNP Paribas S.A.	12/18/24	128,798
USD	500,000	HUF	182,504,150	BNP Paribas S.A.	12/18/24	33,270
USD	700,000	HUF	255,646,392	BNP Paribas S.A.	12/18/24	46,218
USD	969,054	HUF	355,975,107	Bank of America, N.A.	12/18/24	58,695
USD	2	HUF	734	Bank of America, N.A.	12/18/24	0
USD	1,675,380	HUF	613,339,787	Citibank, N.A.	12/18/24	106,845
USD	600,000	HUF	214,131,438	JPMorgan Chase Bank, N.A.	12/18/24	52,387
USD	900,000	HUF	330,152,589	JPMorgan Chase Bank, N.A.	12/18/24	55,679
USD	700,000	IDR	10,678,069,780	BNP Paribas S.A.	12/18/24	26,363
USD	1,034,000	IDR	16,253,293,795	BNP Paribas S.A.	12/18/24	8,645
USD	466,000	IDR	7,323,005,091	BNP Paribas S.A.	12/18/24	4,021
USD	600,000	IDR	9,109,858,800	BNP Paribas S.A.	12/18/24	25,295
USD	600,000	IDR	9,151,200,000	Citibank, N.A.	12/18/24	22,687
USD	800,000	IDR	12,572,640,000	Citibank, N.A.	12/18/24	6,842
USD	800,000	IDR	12,618,400,000	Deutsche Bank AG	12/18/24	3,956
USD	2,665,000	ILS	10,019,638	BNP Paribas S.A.	12/18/24	(94,205)
USD	3,160,500	ILS	11,788,248	BNP Paribas S.A.	12/18/24	(85,744)
USD	839,500	ILS	3,135,385	Bank of America, N.A.	12/18/24	(23,921)
USD	700,000	ILS	2,608,826	Citibank, N.A.	12/18/24	(18,418)
USD	735,000	ILS	2,768,428	JPMorgan Chase Bank, N.A.	12/18/24	(27,369)
USD	1,300,000	INR	109,171,680	BNP Paribas S.A.	12/18/24	10,468
USD	1,600,000	INR	135,218,677	BNP Paribas S.A.	12/18/24	2,802
USD	1,000,000	INR	84,492,834	BNP Paribas S.A.	12/18/24	1,974
USD	2,496,000	INR	210,443,735	BNP Paribas S.A.	12/18/24	10,247
USD	7,957,306	INR	670,335,414	Citibank, N.A.	12/18/24	39,330
USD	1,198,000	INR	101,029,616	Goldman Sachs Bank USA	12/18/24	4,642
USD	900,000	INR	76,095,000	JPMorgan Chase Bank, N.A.	12/18/24	1,169
USD	5,206,000	INR	438,964,714	JPMorgan Chase Bank, N.A.	12/18/24	20,966
USD	3,400,000	JPY	512,881,258	BNP Paribas S.A.	12/18/24	(35,995)
USD	5,200,000	JPY	755,843,452	BNP Paribas S.A.	12/18/24	136,305
USD	2,902,400	JPY	429,502,585	BNP Paribas S.A.	12/18/24	24,992
USD	397,600	JPY	58,842,692	Barclays Bank PLC	12/18/24	3,390
USD	600,000	JPY	91,023,276	JPMorgan Chase Bank, N.A.	12/18/24	(9,801)
USD	3,800,000	JPY	557,245,718	JPMorgan Chase Bank, N.A.	12/18/24	66,790
USD	2,100,000	KRW	2,867,876,285	BNP Paribas S.A.	12/18/24	42,603
USD	3,175,000	KRW	4,318,206,413	BNP Paribas S.A.	12/18/24	77,145
USD	2,900,000	KRW	3,888,030,000	Citibank, N.A.	12/18/24	110,751
USD	1,125,000	KRW	1,528,200,000	Citibank, N.A.	12/18/24	28,678
USD	59,491	MXN	1,169,000	Barclays Bank PLC	12/18/24	2,038
USD	49,533	MXN	1,014,000	Goldman Sachs Bank USA	12/18/24	(303)
USD	1,200,000	MXN	24,251,697	JPMorgan Chase Bank, N.A.	12/18/24	8,101
USD	2,263,057	MXN	44,374,000	Morgan Stanley International	12/18/24	82,206
USD	800,000	MXN	15,880,331	Morgan Stanley International	12/18/24	19,529
USD	26,363	MXN	517,000	UBS AG	12/18/24	954
USD	1,372	MXN	26,823	UBS AG	12/18/24	53
USD	1,200,000	MYR	5,247,600	Barclays Bank PLC	12/18/24	18,613
USD	1,000,000	MYR	4,185,660	Goldman Sachs Bank USA	12/18/24	57,687
USD	2,600,000	NOK	28,359,425	BNP Paribas S.A.	12/18/24	31,324
USD	1,300,000	NOK	14,214,881	BNP Paribas S.A.	12/18/24	12,476
USD	3,300,000	NOK	35,836,541	BNP Paribas S.A.	12/18/24	54,078
USD	900,000	NOK	9,866,027	BNP Paribas S.A.	12/18/24	6,377
USD	693,000	NOK	7,478,963	BNP Paribas S.A.	12/18/24	15,587
USD	900,000	NOK	9,993,435	BNP Paribas S.A.	12/18/24	(5,163)
USD	714,000	NOK	7,700,904	JPMorgan Chase Bank, N.A.	12/18/24	16,485
USD	693,000	NOK	7,481,601	Morgan Stanley International	12/18/24	15,348
USD	1,395,399	NZD	2,300,000	BNP Paribas S.A.	12/18/24	32,931
USD	2,425,324	NZD	4,000,000	BNP Paribas S.A.	12/18/24	55,816
USD	1,442,498	NZD	2,400,000	BNP Paribas S.A.	12/18/24	20,794
USD	572,758	NZD	900,000	BNP Paribas S.A.	12/18/24	39,619
USD	1,859,303	NZD	3,100,000	BNP Paribas S.A.	12/18/24	22,934
USD	1,175,936	NZD	2,000,000	BNP Paribas S.A.	12/18/24	(8,818)
USD	4,186,265	NZD	6,900,000	BNP Paribas S.A.	12/18/24	98,863
USD	761,432	NZD	1,300,000	JPMorgan Chase Bank, N.A.	12/18/24	(8,658)
USD	781,187	NZD	1,300,000	Morgan Stanley International	12/18/24	11,097
USD	386,384	PEN	1,466,018	BNP Paribas S.A.	12/18/24	(4,875)
USD	332,759	PEN	1,262,854	Bank of America, N.A.	12/18/24	(4,278)
USD	85,389	PEN	324,077	Barclays Bank PLC	12/18/24	(1,102)
USD	2,800,000	PEN	10,691,800	Citibank, N.A.	12/18/24	(53,487)
USD	683,000	PEN	2,594,717	Citibank, N.A.	12/18/24	(9,492)
USD	817,000	PEN	3,108,277	Citibank, N.A.	12/18/24	(12,554)
USD	1,700,000	PEN	6,395,400	Citibank, N.A.	12/18/24	(6,840)
USD	145,267	PEN	551,448	JPMorgan Chase Bank, N.A.	12/18/24	(1,907)
USD	1,000,000	PHP	57,613,752	BNP Paribas S.A.	12/18/24	17,944
USD	1,100,000	PHP	61,500,614	BNP Paribas S.A.	12/18/24	51,691
USD	3,200,000	PHP	184,179,200	BNP Paribas S.A.	12/18/24	60,572
USD	1,179,000	PHP	68,161,802	BNP Paribas S.A.	12/18/24	17,148
USD	235,000	PHP	13,594,257	Goldman Sachs Bank USA	12/18/24	3,279
USD	886,000	PHP	51,201,940	Morgan Stanley International	12/18/24	13,237
USD	1,400,000	PLN	5,557,313	BNP Paribas S.A.	12/18/24	32,567
USD	1,600,000	PLN	6,457,608	BNP Paribas S.A.	12/18/24	11,040
USD	1,100,000	PLN	4,432,981	BNP Paribas S.A.	12/18/24	9,220
USD	800,000	PLN	3,076,711	BNP Paribas S.A.	12/18/24	42,944
USD	500,000	PLN	1,922,410	BNP Paribas S.A.	12/18/24	26,972
USD	700,000	PLN	2,717,801	BNP Paribas S.A.	12/18/24	31,257
USD	2,159,372	PLN	8,511,156	BNP Paribas S.A.	12/18/24	65,116
USD	1,500,000	PLN	5,898,513	BNP Paribas S.A.	12/18/24	48,611
USD	1,340,628	PLN	5,295,076	JPMorgan Chase Bank, N.A.	12/18/24	37,721
USD	2,300,000	SEK	24,278,736	BNP Paribas S.A.	12/18/24	70,044
USD	1,300,000	SEK	13,887,744	BNP Paribas S.A.	12/18/24	24,437
USD	600,000	SEK	6,054,483	BNP Paribas S.A.	12/18/24	43,907
USD	1,500,000	SEK	16,026,524	BNP Paribas S.A.	12/18/24	27,994
USD	3,300,000	SEK	34,047,371	BNP Paribas S.A.	12/18/24	172,813
USD	3,600,000	SEK	37,796,105	Bank of America, N.A.	12/18/24	128,499
USD	2,700,000	SGD	3,540,081	BNP Paribas S.A.	12/18/24	54,912
USD	1,200,000	SGD	1,580,786	BNP Paribas S.A.	12/18/24	18,864
USD	1,400,000	SGD	1,792,750	BNP Paribas S.A.	12/18/24	60,488
USD	3,600,000	SGD	4,697,784	BNP Paribas S.A.	12/18/24	89,896
USD	2,200,000	THB	74,104,217	BNP Paribas S.A.	12/18/24	36,953
USD	1,300,000	THB	43,794,677	BNP Paribas S.A.	12/18/24	21,666
USD	1,300,000	THB	42,640,000	Goldman Sachs Bank USA	12/18/24	55,370
USD	1,000,000	THB	33,808,000	Goldman Sachs Bank USA	12/18/24	13,170
USD	949,382	TWD	30,062,181	Goldman Sachs Bank USA	12/18/24	22,207
USD	1,600,000	TWD	51,241,920	JPMorgan Chase Bank, N.A.	12/18/24	19,602
USD	974,000	ZAR	17,305,290	BNP Paribas S.A.	12/18/24	14,834
USD	3,126,000	ZAR	55,564,347	BNP Paribas S.A.	12/18/24	46,279
USD	800,000	ZAR	14,115,867	BNP Paribas S.A.	12/18/24	17,611
USD	400,000	ZAR	6,928,776	BNP Paribas S.A.	12/18/24	15,964
USD	400,000	ZAR	6,922,588	Citibank, N.A.	12/18/24	16,307
USD	1,000,000	ZAR	18,252,467	JPMorgan Chase Bank, N.A.	12/18/24	(11,665)
USD	500,000	ZAR	8,671,159	State Street Bank And Trust Co	12/18/24	19,391
ZAR	26,598,275	USD	1,500,000	BNP Paribas S.A.	12/18/24	(25,759)
ZAR	8,803,597	USD	500,000	Bank of America, N.A.	12/18/24	(12,050)
ZAR	7,106,969	USD	400,000	Citibank, N.A.	12/18/24	(6,088)
ZAR	7,061,621	USD	400,000	Morgan Stanley International	12/18/24	(8,601)
USD	71,301	TRY	2,686,985	JPMorgan Chase Bank, N.A.	12/19/24	(4,875)
PLN	1,633,480	USD	409,218	Deutsche Bank AG	12/20/24	(7,330)
PLN	796,073	USD	199,634	JPMorgan Chase Bank, N.A.	12/20/24	(3,775)
USD	39,184	TRY	1,471,171	Barclays Bank PLC	12/20/24	(2,480)
USD	35,750	TRY	1,339,335	Barclays Bank PLC	12/20/24	(2,181)
BRL	27,176,218	USD	4,834,379	BNP Paribas S.A.	1/03/25	(334,698)
USD	6,247,341	BRL	34,528,927	Deutsche Bank AG	1/03/25	530,242
TRY	4,605,802	USD	122,152	Barclays Bank PLC	1/06/25	5,973
JPY	458,923,480	USD	3,070,347	Barclays Bank PLC	1/07/25	13,014
IDR	1,959,129,906	USD	123,914	BNP Paribas S.A.	1/08/25	(393)
IDR	12,129,517,800	USD	767,691	Citibank, N.A.	1/08/25	(2,937)
IDR	10,082,457,728	USD	637,888	Morgan Stanley International	1/08/25	(2,199)
USD	230,015	KRW	313,712,858	Citibank, N.A.	1/08/25	4,761
USD	27,040	KRW	37,194,302	Citibank, N.A.	1/08/25	334
USD	89,339	KRW	125,262,212	Deutsche Bank AG	1/08/25	(603)
USD	184,698	KRW	253,802,757	Goldman Sachs Bank USA	1/08/25	2,461
TRY	714,129	USD	18,943	Barclays Bank PLC	1/09/25	859
TRY	305,498	USD	8,250	Barclays Bank PLC	1/13/25	185
CHF	45,460	USD	51,857	Barclays Bank PLC	1/15/25	18
CNY	6,631,266	USD	916,566	Bank of America, N.A.	1/15/25	2,178
GBP	108,000	USD	137,012	Barclays Bank PLC	1/15/25	401
GBP	1,530,000	USD	1,926,074	Barclays Bank PLC	1/15/25	20,604
JPY	137,354,206	USD	900,831	Bank of America, N.A.	1/15/25	22,825
NZD	7,600,000	USD	4,497,182	Barclays Bank PLC	1/15/25	6,420
SEK	38,566,970	USD	3,548,312	Barclays Bank PLC	1/15/25	133
SGD	3,071,299	USD	2,298,417	Bank of America, N.A.	1/15/25	(583)
SGD	1,621,043	USD	1,203,424	Bank of America, N.A.	1/15/25	9,382
USD	302,018	AUD	465,000	Deutsche Bank AG	1/15/25	(1,378)
USD	242,892	CAD	340,356	Royal Bank of Canada	1/15/25	(628)
USD	94,183	EUR	89,000	Bank of America, N.A.	1/15/25	(54)
USD	620,723	EUR	586,000	Barclays Bank PLC	1/15/25	246
USD	533,761	EUR	504,633	Barclays Bank PLC	1/15/25	(562)
USD	197,949	GBP	156,000	JPMorgan Chase Bank, N.A.	1/15/25	(536)
USD	1,451,204	KRW	2,024,618,237	BNP Paribas S.A.	1/15/25	(2,990)
USD	96,329	KRW	134,284,553	Citibank, N.A.	1/15/25	(122)
USD	381,001	KRW	522,942,923	Deutsche Bank AG	1/15/25	5,394
TRY	864,376	USD	22,953	Barclays Bank PLC	1/16/25	834
USD	64,722	TRY	2,366,885	Barclays Bank PLC	1/17/25	(344)
TRY	824,932	USD	22,397	Barclays Bank PLC	1/21/25	182
IDR	6,386,974,191	USD	399,698	Bank of America, N.A.	1/22/25	2,822
IDR	1,435,009,066	USD	89,499	Barclays Bank PLC	1/22/25	938
IDR	52,788,795,488	USD	3,310,784	Goldman Sachs Bank USA	1/22/25	16,071
USD	11,295	IDR	180,156,380	Barclays Bank PLC	1/22/25	(59)
USD	176,888	KRW	248,382,592	Citibank, N.A.	1/22/25	(1,571)
USD	183,030	KRW	256,598,909	Deutsche Bank AG	1/22/25	(1,332)
USD	480,470	TWD	15,266,454	Citibank, N.A.	1/22/25	8,038
USD	480,470	TWD	15,265,973	Citibank, N.A.	1/22/25	8,053
USD	493,008	TWD	15,579,053	Citibank, N.A.	1/22/25	10,902
USD	496,786	TWD	15,713,838	Citibank, N.A.	1/22/25	10,509
USD	486,395	TWD	15,319,983	Citibank, N.A.	1/22/25	12,307
USD	596,465	TWD	19,112,409	Citibank, N.A.	1/22/25	5,017
USD	596,090	TWD	19,000,369	Citibank, N.A.	1/22/25	8,109
USD	613,846	TWD	19,840,850	Citibank, N.A.	1/22/25	(144)
USD	1,111,984	TWD	35,714,702	Goldman Sachs Bank USA	1/22/25	6,766
USD	29,509	TRY	1,111,002	Barclays Bank PLC	1/23/25	(834)
TRY	1,331,392	USD	35,375	Barclays Bank PLC	1/24/25	946
USD	3,989,162	CLP	3,893,900,431	State Street Bank And Trust Co	1/27/25	(5,326)
TRY	777,167	USD	20,626	Barclays Bank PLC	1/30/25	437
USD	382,350	MXN	7,784,608	Goldman Sachs Bank USA	2/11/25	3,187
USD	51,280	TRY	1,923,804	Barclays Bank PLC	2/12/25	(215)
USD	848,836	MXN	17,173,225	Deutsche Bank AG	2/13/25	12,610
TRY	3,592,797	USD	94,535	Barclays Bank PLC	2/24/25	556
USD	4,549	TRY	172,794	Barclays Bank PLC	2/25/25	(20)
USD	8,147	TRY	309,525	Barclays Bank PLC	2/25/25	(37)
USD	30,153	TRY	1,144,186	Barclays Bank PLC	2/26/25	(73)
TRY	1,208,233	USD	31,753	Barclays Bank PLC	2/28/25	104
TRY	848,438	USD	22,293	Barclays Bank PLC	2/28/25	78
TRY	373,455	USD	9,794	Barclays Bank PLC	3/03/25	25
USD	1,269,910	PEN	4,830,992	Deutsche Bank AG	3/19/25	(18,208)
USD	90,358	BRL	500,000	Goldman Sachs Bank USA	4/02/25	8,720
USD	108,061	BRL	600,000	Goldman Sachs Bank USA	4/02/25	10,095
USD	162,167	BRL	900,000	Goldman Sachs Bank USA	4/02/25	15,217
USD	107,311	BRL	600,000	Goldman Sachs Bank USA	4/02/25	9,345
USD	196,188	BRL	1,100,000	Goldman Sachs Bank USA	4/02/25	16,584
USD	214,656	BRL	1,200,000	Goldman Sachs Bank USA	4/02/25	18,724
TRY	1,530,863	USD	34,444	JPMorgan Chase Bank, N.A.	5/08/25	3,477
USD	292,506	ILS	1,068,100	Citibank, N.A.	5/30/25	(3,074)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,771,006
Unrealized Appreciation						8,659,272
Unrealized Depreciation						(5,888,266)

For the period, the average contract value for forward foreign currency contracts was $568,871,089. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. EM Series 40	NR	Dec 2028	ICE	1%	Quarterly		7,300,000	258,232	0	258,232
5-Year CDX N.A. EM Series 41	NR	Jun 2029	ICE	1%	Quarterly		900,000	6,782	0	6,782
5-Year CDX N.A. EM Series 42	NR	Dec 2029	Bank of America, N.A.	1%	Quarterly		2,000,000	(45,857)	57,505	11,648
5-Year CDX N.A. EM Series 42	NR	Dec 2029	ICE	1%	Quarterly		4,100,000	22,018	0	22,018
5-Year CDX N.A. HY Series 43	NR	Dec 2029	Barclays Bank PLC	5%	Quarterly		8,000,000	766,848	(564,202)	202,646
5-Year CDX N.A. IG Series 43	NR	Dec 2029	ICE	1%	Quarterly		28,600,000	63,575	0	63,575
5-Year CDX N.A. IG Series 43	NR	Dec 2029	ICE	5%	Quarterly		4,300,000	87,073	0	87,073
5-Year CDX N.A. IG Series 43	NR	Dec 2029	JPMorgan Securities LLC	1%	Quarterly		66,000,000	1,706,978	(1,467,208)	239,770
5-Year iTraxx Europe Crossover Series 42	NR	Dec 2029	Bank of America, N.A.	1%	Quarterly	EUR	76,000,000	1,838,525	(1,642,367)	196,158
5-Year iTraxx Europe Crossover Series 42	NR	Dec 2029	Bank of America, N.A.	5%	Quarterly	EUR	24,000,000	2,440,699	(2,145,006)	295,693
5-Year iTraxx Europe Crossover Series 42	NR	Dec 2029	ICE	5%	Quarterly	EUR	3,100,000	24,648	0	24,648
5-Year iTraxx Europe Crossover Series 42	NR	Dec 2029	ICE	1%	Quarterly	EUR	29,900,000	26,403	0	26,403

TOTAL CREDIT DEFAULT SWAPS								7,195,924	(5,761,278)	1,434,646

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.39%	Monthly	CME	Dec 2025	MXN	36,200,000	5,694	0	5,694
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.48%	Monthly	CME	Dec 2025	MXN	25,100,000	2,392	0	2,392
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.43%	Monthly	CME	Dec 2025	MXN	25,000,000	3,024	0	3,024
9.42%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Dec 2025	MXN	24,600,000	(3,589)	0	(3,589)
4.25%	Annual	SONIA Interest Rate Benchmark(4)	Annual	LCH	Sep 2026	GBP	4,000,000	(45,301)	0	(45,301)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.72%	At Maturity	CME	Jan 2027	BRL	20,200,000	(11,340)	0	(11,340)
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.19%	At Maturity	CME	Jan 2027	BRL	18,500,000	(41,977)	0	(41,977)
12.26%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	13,600,000	(38,349)	0	(38,349)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.17%	At Maturity	CME	Jan 2027	BRL	7,000,000	(5,627)	0	(5,627)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	12.71%	At Maturity	CME	Jan 2027	BRL	6,800,000	48	0	48
12.16%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	6,500,000	(21,681)	0	(21,681)
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.08%	At Maturity	CME	Jan 2027	BRL	4,700,000	4,141	0	4,141
Australian Financial Markets Association 6m Rate(4)	Quarterly	3.5%	Quarterly	LCH	Mar 2027	AUD	37,800,000	244,783	0	244,783
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2027		19,200,000	(8,224)	0	(8,224)
SONIA Interest Rate Benchmark(4)	Annual	3.75%	Annual	LCH	Mar 2027	GBP	14,600,000	(38,618)	0	(38,618)
3.75%	Annual	Canadian Overnight Repo Rate Average(4)	Annual	LCH	Mar 2027	CAD	12,000,000	5,391	0	5,391
6 month EURIBOR(4)	Semi - annual	2.5%	Annual	LCH	Mar 2027	EUR	2,400,000	(3,456)	0	(3,456)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.06%	Quarterly	CME	Nov 2027	ZAR	44,800,000	(59,725)	0	(59,725)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.29%	Annual	LCH	Nov 2027	ILS	26,400,000	186,937	0	186,937
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.05%	Annual	CME	Dec 2027	HUF	1,832,500,000	(874,278)	0	(874,278)
5.61%	Semi - annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Semi - annual	CME	Dec 2027	PLN	7,100,000	103,953	0	103,953
8.5%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jan 2028	HUF	1,825,400,000	682,271	0	682,271
8.65%	Semi - annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jan 2028	HUF	174,100,000	63,904	0	63,904
7.71%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	86,300,000	61,871	0	61,871
7.73%	At Maturity	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	At Maturity	CME	Jan 2028	ZAR	58,000,000	32,671	0	32,671
7.9%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	33,554	0	33,554
5.3%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jan 2028	PLN	6,000,000	82,383	0	82,383
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.49%	Annual	LCH	Jan 2028	ILS	3,700,000	15,939	0	15,939
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	10.24%	Quarterly	CME	Feb 2028	COP	12,000,000,000	(191,699)	0	(191,699)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	5.94%	Semi - annual	CME	Feb 2028	CLP	2,185,200,000	(93,438)	0	(93,438)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	5.22%	Annual	CME	Feb 2028	CZK	87,200,000	(363,682)	0	(363,682)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.43%	Quarterly	CME	Feb 2028	ZAR	85,300,000	(163,442)	0	(163,442)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.21%	Quarterly	CME	Feb 2028	ZAR	56,800,000	(87,394)	0	(87,394)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	6.04%	Annual	CME	Feb 2028	PLN	13,500,000	(248,014)	0	(248,014)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.04%	Annual	LCH	Feb 2028	ILS	76,800,000	(15,028)	0	(15,028)
4.03%	Quarterly	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Feb 2028	ILS	66,600,000	196,734	0	196,734
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.98%	Annual	LCH	Feb 2028	ILS	9,500,000	7,887	0	7,887
9.05%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Mar 2028	COP	10,329,000,000	95,801	0	95,801
8.75%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Mar 2028	COP	6,718,000,000	50,239	0	50,239
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.83%	Quarterly	CME	Mar 2028	COP	6,277,100,000	(87,049)	0	(87,049)
5.38%	Semi - annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	CME	Mar 2028	CLP	5,416,600,000	105,640	0	105,640
5.3%	Semi - annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	CME	Mar 2028	CLP	2,179,800,000	35,929	0	35,929
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	6.49%	Semi - annual	CME	Mar 2028	CLP	2,011,100,000	(133,436)	0	(133,436)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	6.39%	Semi - annual	CME	Mar 2028	CLP	1,683,100,000	(90,029)	0	(90,029)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	6.38%	Semi - annual	CME	Mar 2028	CLP	992,300,000	(61,317)	0	(61,317)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	6.37%	Semi - annual	CME	Mar 2028	CLP	936,200,000	(57,456)	0	(57,456)
4.51%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Mar 2028	CZK	85,800,000	258,177	0	258,177
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.12%	Quarterly	CME	Mar 2028	ZAR	23,700,000	(49,903)	0	(49,903)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	5.43%	Annual	CME	Mar 2028	PLN	3,100,000	(38,635)	0	(38,635)
3.87%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Mar 2028	ILS	7,800,000	(34,082)	0	(34,082)
3.59%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Mar 2028	ILS	5,300,000	(19,622)	0	(19,622)
8.7%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Apr 2028	COP	8,197,300,000	59,136	0	59,136
8.71%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	2,932,600,000	352,278	0	352,278
8.74%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	785,400,000	280,286	0	280,286
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.51%	Semi - annual	CME	Apr 2028	HUF	757,400,000	(329,819)	0	(329,819)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.49%	Annual	CME	Apr 2028	HUF	611,500,000	(266,453)	0	(266,453)
8.8%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	414,900,000	150,330	0	150,330
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.5%	Annual	CME	Apr 2028	HUF	250,700,000	(109,503)	0	(109,503)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.51%	Quarterly	CME	Apr 2028	ZAR	76,200,000	(161,712)	0	(161,712)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	5.09%	Semi - annual	CME	Apr 2028	CZK	50,200,000	(174,407)	0	(174,407)
3.53%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Apr 2028	ILS	6,300,000	(26,605)	0	(26,605)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.8%	Semi - annual	CME	May 2028	CLP	2,024,600,000	(85,195)	0	(85,195)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	9.35%	Quarterly	CME	May 2028	ZAR	129,700,000	(439,247)	0	(439,247)
4.7%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	May 2028	CZK	50,000,000	156,897	0	156,897
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.59%	Annual	LCH	May 2028	ILS	16,900,000	24,722	0	24,722
8.11%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Jun 2028	COP	14,886,400,000	34,988	0	34,988
5.16%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Jun 2028	CLP	6,635,800,000	93,050	0	93,050
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.62%	Semi - annual	CME	Jun 2028	CLP	2,772,000,000	(97,061)	0	(97,061)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.7%	Semi - annual	CME	Jun 2028	CLP	1,688,700,000	(63,855)	0	(63,855)
5.24%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Jun 2028	CLP	1,316,000,000	21,997	0	21,997
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.65%	Semi - annual	CME	Jun 2028	CLP	1,071,300,000	(38,340)	0	(38,340)
5.23%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Jun 2028	CLP	967,400,000	15,863	0	15,863
5.29%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Jun 2028	CLP	953,800,000	18,168	0	18,168
9.19%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jun 2028	ZAR	86,900,000	191,733	0	191,733
4.61%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Jun 2028	CZK	71,600,000	93,411	0	93,411
5.54%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jun 2028	PLN	27,600,000	300,059	0	300,059
4.93%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jun 2028	PLN	18,600,000	56,814	0	56,814
5.28%	Quarterly	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Quarterly	CME	Jul 2028	CLP	1,843,000,000	18,215	0	18,215
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.62%	Semi - annual	CME	Jul 2028	CZK	113,100,000	(214,208)	0	(214,208)
8.37%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	104,100,000	197,599	0	197,599
8.41%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	84,300,000	164,849	0	164,849
8.31%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	46,400,000	81,246	0	81,246
8.33%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	29,700,000	53,378	0	53,378
8.29%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	26,300,000	45,289	0	45,289
8.31%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	26,300,000	46,232	0	46,232
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.49%	Annual	LCH	Jul 2028	ILS	12,900,000	(30,387)	0	(30,387)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.13%	Quarterly	CME	Aug 2028	COP	7,433,900,000	(33,850)	0	(33,850)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.63%	Semi - annual	CME	Aug 2028	CLP	3,778,500,000	(130,492)	0	(130,492)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.46%	Semi - annual	CME	Aug 2028	CLP	3,347,300,000	(88,729)	0	(88,729)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.59%	Semi - annual	CME	Aug 2028	CLP	2,929,500,000	(96,608)	0	(96,608)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.54%	Semi - annual	CME	Aug 2028	CLP	2,555,300,000	(78,201)	0	(78,201)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.55%	Semi - annual	CME	Aug 2028	CLP	2,555,300,000	(79,321)	0	(79,321)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.53%	Semi - annual	CME	Aug 2028	CLP	1,578,900,000	(47,871)	0	(47,871)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.49%	Semi - annual	CME	Aug 2028	CLP	1,468,400,000	(41,762)	0	(41,762)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.35%	Annual	CME	Aug 2028	CZK	113,200,000	(237,688)	0	(237,688)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.55%	Quarterly	CME	Aug 2028	ZAR	75,100,000	(164,482)	0	(164,482)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.22%	Quarterly	CME	Aug 2028	ZAR	66,200,000	(192,130)	0	(192,130)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.7%	Quarterly	CME	Aug 2028	ZAR	63,200,000	(155,319)	0	(155,319)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.63%	Quarterly	CME	Aug 2028	ZAR	63,100,000	(146,314)	0	(146,314)
8.22%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Aug 2028	ZAR	60,200,000	97,559	0	97,559
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.84%	Semi - annual	CME	Aug 2028	PLN	1,800,000	(5,730)	0	(5,730)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.96%	Quarterly	CME	Sep 2028	COP	8,428,900,000	(65,969)	0	(65,969)
5.75%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Sep 2028	CLP	4,763,400,000	107,851	0	107,851
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	9.09%	Quarterly	CME	Sep 2028	ZAR	83,300,000	(217,920)	0	(217,920)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.37%	Quarterly	CME	Oct 2028	COP	27,630,000,000	(369,036)	0	(369,036)
9.22%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Oct 2028	COP	15,865,400,000	119,343	0	119,343
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.65%	Quarterly	CME	Oct 2028	COP	12,050,000,000	(187,465)	0	(187,465)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.19%	Quarterly	CME	Oct 2028	COP	8,320,000,000	(99,101)	0	(99,101)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.26%	Quarterly	CME	Oct 2028	COP	2,980,000,000	(37,213)	0	(37,213)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	7.74%	Semi - annual	CME	Oct 2028	HUF	1,451,000,000	(236,118)	0	(236,118)
7.77%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Oct 2028	HUF	1,190,500,000	41,905	0	41,905
4.73%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Oct 2028	CZK	220,700,000	255,192	0	255,192
GPW Benchmark WIBOR PLN 6M Rate(4)	Semi - annual	4.74%	Semi - annual	CME	Oct 2028	PLN	6,100,000	2,945	0	2,945
3.92%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Oct 2028	ILS	18,400,000	(18,128)	0	(18,128)
3.77%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Oct 2028	ILS	7,000,000	(15,664)	0	(15,664)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.46%	Annual	LCH	Oct 2028	ILS	4,300,000	(16,342)	0	(16,342)
8.07%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	13,692,000,000	35,789	0	35,789
8.34%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	7,604,900,000	36,739	0	36,739
8.19%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	6,317,200,000	23,086	0	23,086
8.13%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	5,156,900,000	16,001	0	16,001
5.48%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Nov 2028	CLP	2,748,000,000	79,939	0	79,939
5.54%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Nov 2028	CLP	1,049,000,000	33,261	0	33,261
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.19%	Annual	CME	Nov 2028	CZK	168,600,000	(268,684)	0	(268,684)
8.35%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	133,700,000	212,432	0	212,432
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.25%	Quarterly	CME	Nov 2028	ZAR	110,200,000	(281,101)	0	(281,101)
8.36%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	73,600,000	137,742	0	137,742
8.36%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	72,400,000	134,755	0	134,755
3.46%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	12,600,000	(66,189)	0	(66,189)
3.44%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	12,100,000	(65,942)	0	(65,942)
3.52%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	11,700,000	(55,207)	0	(55,207)
7.9%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Dec 2028	COP	9,132,300,000	2,582	0	2,582
5.01%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Dec 2028	CLP	4,796,800,000	31,434	0	31,434
4.9%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Dec 2028	CLP	4,651,400,000	5,925	0	5,925
4.65%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Dec 2028	CLP	2,802,900,000	(37,295)	0	(37,295)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.07%	Annual	CME	Dec 2028	HUF	1,037,500,000	(53,458)	0	(53,458)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.26%	Annual	CME	Dec 2028	PLN	29,200,000	(253,833)	0	(253,833)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.53%	Quarterly	CME	Jan 2029	COP	833,600,000	(6,976)	0	(6,976)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.69%	At Maturity	CME	Jan 2029	BRL	55,000,000	721,883	0	721,883
11.08%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	50,700,000	(603,142)	0	(603,142)
10.9%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	29,200,000	(345,119)	0	(345,119)
12.06%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	28,700,000	(147,304)	0	(147,304)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.96%	At Maturity	CME	Jan 2029	BRL	26,100,000	300,919	0	300,919
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	9.87%	At Maturity	CME	Jan 2029	BRL	25,900,000	369,471	0	369,471
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	11.84%	At Maturity	CME	Jan 2029	BRL	23,400,000	109,358	0	109,358
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.53%	Quarterly	CME	Jan 2029	BRL	20,300,000	343,558	0	343,558
11.84%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	18,600,000	(123,151)	0	(123,151)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.48%	At Maturity	CME	Jan 2029	BRL	17,400,000	272,731	0	272,731
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.23%	At Maturity	CME	Jan 2029	BRL	17,100,000	275,153	0	275,153
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.77%	At Maturity	CME	Jan 2029	BRL	16,700,000	218,877	0	218,877
11.31%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	16,300,000	(164,790)	0	(164,790)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	11.03%	At Maturity	CME	Jan 2029	BRL	15,600,000	177,334	0	177,334
8.13%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2029	ZAR	15,300,000	26,259	0	26,259
7.91%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Jan 2029	BRL	14,100,000	(121,261)	0	(121,261)
10.53%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	13,600,000	(198,795)	0	(198,795)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.55%	At Maturity	CME	Jan 2029	BRL	13,300,000	194,951	0	194,951
12.49%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	12,100,000	(36,806)	0	(36,806)
11.66%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	12,100,000	(89,256)	0	(89,256)
11.11%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	11,800,000	(135,069)	0	(135,069)
12.03%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	10,400,000	(62,714)	0	(62,714)
10.21%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	8,502,000	(138,306)	0	(138,306)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.25%	At Maturity	CME	Jan 2029	BRL	7,900,000	131,894	0	131,894
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.29%	At Maturity	CME	Jan 2029	BRL	7,800,000	116,385	0	116,385
12.75%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	7,700,000	(2,861)	0	(2,861)
12.56%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	7,700,000	(14,277)	0	(14,277)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	12.24%	At Maturity	CME	Jan 2029	BRL	6,900,000	39,452	0	39,452
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.04%	At Maturity	CME	Jan 2029	BRL	6,600,000	115,318	0	115,318
11.94%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	5,300,000	(31,363)	0	(31,363)
11.72%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	4,300,000	(36,954)	0	(36,954)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.7%	Annual	LCH	Jan 2029	ILS	20,000,000	61,157	0	61,157
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.68%	Annual	LCH	Jan 2029	ILS	13,800,000	45,255	0	45,255
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.74%	At Maturity	LCH	Jan 2029	ILS	8,200,000	21,995	0	21,995
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	4.81%	Semi - annual	CME	Feb 2029	CLP	5,190,500,000	13,149	0	13,149
4.44%	Quarterly	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Quarterly	CME	Feb 2029	CLP	3,071,000,000	(57,721)	0	(57,721)
4.52%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Feb 2029	CLP	1,798,000,000	(27,388)	0	(27,388)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.85%	Annual	CME	Feb 2029	PLN	14,700,000	(132,657)	0	(132,657)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.87%	Annual	CME	Feb 2029	PLN	14,700,000	(134,689)	0	(134,689)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.89%	Annual	CME	Feb 2029	PLN	10,400,000	(98,212)	0	(98,212)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.52%	Quarterly	CME	Mar 2029	COP	10,983,300,000	25,631	0	25,631
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	4.97%	Semi - annual	CME	Mar 2029	CLP	8,817,300,000	(37,666)	0	(37,666)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	4.97%	Semi - annual	CME	Mar 2029	CLP	5,345,000,000	(28,561)	0	(28,561)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5%	Semi - annual	CME	Mar 2029	CLP	1,709,200,000	(9,991)	0	(9,991)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.98%	Annual	CME	Mar 2029	PLN	24,200,000	(268,366)	0	(268,366)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.83%	Annual	CME	Mar 2029	PLN	22,400,000	(203,114)	0	(203,114)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.92%	Annual	LCH	Mar 2029	ILS	19,100,000	17,194	0	17,194
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.93%	Annual	LCH	Mar 2029	ILS	9,600,000	7,625	0	7,625
Colombia IBR Overnight Interbank(4)	Semi - annual	8.44%	Semi - annual	CME	Apr 2029	COP	9,530,800,000	(58,231)	0	(58,231)
Colombia IBR Overnight Interbank(4)	Quarterly	8.45%	Quarterly	CME	Apr 2029	COP	7,334,200,000	(46,009)	0	(46,009)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.89%	Quarterly	CME	Apr 2029	COP	6,562,100,000	(3,030)	0	(3,030)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.57%	Quarterly	CME	Apr 2029	COP	6,493,300,000	(48,341)	0	(48,341)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.08%	Quarterly	CME	Apr 2029	COP	5,480,900,000	(13,915)	0	(13,915)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.95%	Quarterly	CME	Apr 2029	COP	4,464,700,000	(4,994)	0	(4,994)
Colombia IBR Overnight Interbank(4)	Quarterly	8.15%	Quarterly	CME	Apr 2029	COP	4,394,900,000	(14,224)	0	(14,224)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	5.16%	Semi - annual	CME	Apr 2029	CLP	3,518,200,000	(46,787)	0	(46,787)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.93%	Quarterly	CME	Apr 2029	COP	3,348,500,000	(3,062)	0	(3,062)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	7%	Annual	CME	Apr 2029	HUF	3,211,000,000	(115,609)	0	(115,609)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.12%	Quarterly	CME	Apr 2029	COP	2,604,400,000	(7,530)	0	(7,530)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.59%	Annual	CME	Apr 2029	HUF	876,700,000	(122,515)	0	(122,515)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.56%	Annual	CME	Apr 2029	HUF	851,500,000	(114,957)	0	(114,957)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.55%	Annual	CME	Apr 2029	HUF	626,000,000	(84,415)	0	(84,415)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.8%	Semi - annual	CME	Apr 2029	HUF	527,500,000	(85,629)	0	(85,629)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.83%	Annual	CME	Apr 2029	HUF	520,600,000	(86,279)	0	(86,279)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.53%	Annual	CME	Apr 2029	HUF	510,300,000	(67,801)	0	(67,801)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	7.1%	Annual	CME	Apr 2029	HUF	475,200,000	(93,943)	0	(93,943)
4.25%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Apr 2029	CZK	76,500,000	64,509	0	64,509
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.67%	Quarterly	CME	Apr 2029	ZAR	52,300,000	(132,438)	0	(132,438)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.65%	Quarterly	CME	Apr 2029	ZAR	52,000,000	(129,027)	0	(129,027)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.88%	Quarterly	CME	Apr 2029	ZAR	46,600,000	(137,614)	0	(137,614)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.65%	Quarterly	CME	Apr 2029	ZAR	37,500,000	(93,325)	0	(93,325)
8.82%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Apr 2029	ZAR	30,500,000	5,037	0	5,037
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.65%	Quarterly	CME	Apr 2029	ZAR	26,200,000	(65,277)	0	(65,277)
5.27%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Apr 2029	PLN	8,300,000	117,141	0	117,141
5.36%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Apr 2029	PLN	5,700,000	87,037	0	87,037
4.43%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Apr 2029	ILS	11,400,000	50,551	0	50,551
4.52%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Apr 2029	ILS	3,300,000	17,560	0	17,560
7.91%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	May 2029	COP	9,013,400,000	12,076	0	12,076
8.04%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	May 2029	COP	4,574,000,000	11,639	0	11,639
4.96%	Semi - annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	CME	May 2029	CLP	3,595,600,000	15,850	0	15,850
6.27%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	May 2029	HUF	894,500,000	80,817	0	80,817
6.25%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	May 2029	HUF	512,800,000	45,449	0	45,449
8.46%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	May 2029	ZAR	120,900,000	249,780	0	249,780
8.51%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	May 2029	ZAR	91,200,000	196,794	0	196,794
8.53%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	May 2029	ZAR	60,600,000	133,342	0	133,342
5.06%	Annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Semi - annual	CME	May 2029	PLN	20,700,000	245,404	0	245,404
5.05%	Annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Semi - annual	CME	May 2029	PLN	6,100,000	60,736	0	60,736
4.36%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	May 2029	ILS	25,000,000	92,849	0	92,849
4.37%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	May 2029	ILS	23,700,000	64,085	0	64,085
4.87%	Semi - annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	CME	Jun 2029	CLP	1,249,600,000	(4,157)	0	(4,157)
5.27%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Jun 2029	CLP	959,500,000	6,898	0	6,898
8.28%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jun 2029	ZAR	62,000,000	104,280	0	104,280
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	5.28%	Semi - annual	CME	Jul 2029	CLP	3,663,800,000	(62,835)	0	(62,835)
5.84%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jul 2029	HUF	1,145,100,000	(52,964)	0	(52,964)
5.82%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jul 2029	HUF	803,900,000	(38,459)	0	(38,459)
5.7%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jul 2029	HUF	606,100,000	(38,737)	0	(38,737)
5.83%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jul 2029	HUF	605,500,000	(29,764)	0	(29,764)
5.79%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jul 2029	HUF	605,500,000	(32,289)	0	(32,289)
5.85%	Semi - annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jul 2029	HUF	537,300,000	(24,315)	0	(24,315)
5.72%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jul 2029	HUF	408,700,000	(25,043)	0	(25,043)
3.48%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Jul 2029	CZK	109,000,000	(25,584)	0	(25,584)
Mexico Interbank TIIE 1 Day Rate(4)	Monthly	9.39%	Monthly	CME	Jul 2029	MXN	36,200,000	(6,060)	0	(6,060)
7.06%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	12,497,100,000	(89,083)	0	(89,083)
7.37%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	7,116,300,000	(29,502)	0	(29,502)
7.36%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	7,046,500,000	(29,688)	0	(29,688)
4.84%	Semi - annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	CME	Aug 2029	CLP	4,693,700,000	(16,192)	0	(16,192)
7.4%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	4,681,400,000	(17,949)	0	(17,949)
7.34%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	4,651,200,000	(20,698)	0	(20,698)
7.44%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	4,283,900,000	(15,050)	0	(15,050)
7.28%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	3,212,800,000	(16,367)	0	(16,367)
4.8%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Aug 2029	CLP	2,797,700,000	(15,339)	0	(15,339)
4.76%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Aug 2029	CLP	2,436,300,000	(17,920)	0	(17,920)
7.34%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Aug 2029	COP	2,325,600,000	(10,239)	0	(10,239)
4.8%	Semi - annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	CME	Aug 2029	CLP	1,630,800,000	(8,859)	0	(8,859)
5.55%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Aug 2029	HUF	1,008,500,000	(78,371)	0	(78,371)
4.74%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Aug 2029	CLP	986,400,000	(8,222)	0	(8,222)
4.92%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Aug 2029	CLP	938,800,000	411	0	411
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	7.56%	Quarterly	CME	Aug 2029	ZAR	31,200,000	(29,370)	0	(29,370)
4.31%	Semi - annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Aug 2029	PLN	17,300,000	(49,761)	0	(49,761)
4.27%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Aug 2029	PLN	10,400,000	(35,243)	0	(35,243)
4.28%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Aug 2029	PLN	10,400,000	(33,787)	0	(33,787)
4.65%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Aug 2029	PLN	8,500,000	(10,928)	0	(10,928)
6.99%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Sep 2029	COP	5,143,800,000	(45,392)	0	(45,392)
4.43%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Sep 2029	CLP	3,785,000,000	(85,193)	0	(85,193)
South Korean Won 3 Month Certificate of Deposit Rates(4)	Quarterly	3.25%	Quarterly	LCH	Sep 2029	KRW	1,700,600,000	(9,025)	0	(9,025)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.11%	Quarterly	CME	Oct 2029	COP	9,875,700,000	(24,156)	0	(24,156)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.11%	Quarterly	CME	Oct 2029	COP	8,369,000,000	(20,678)	0	(20,678)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.55%	Quarterly	CME	Oct 2029	COP	5,415,500,000	16,292	0	16,292
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.93%	Quarterly	CME	Oct 2029	COP	5,014,000,000	(3,806)	0	(3,806)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.75%	Quarterly	CME	Oct 2029	COP	4,888,700,000	5,030	0	5,030
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.81%	Quarterly	CME	Oct 2029	COP	3,666,600,000	1,662	0	1,662
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.25%	Quarterly	CME	Oct 2029	COP	3,268,800,000	(12,618)	0	(12,618)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.65%	Quarterly	CME	Oct 2029	COP	2,740,400,000	5,450	0	5,450
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	7.6%	Quarterly	CME	Oct 2029	COP	2,714,300,000	6,841	0	6,841
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	4.86%	Semi - annual	CME	Oct 2029	CLP	2,638,400,000	2,840	0	2,840
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.08%	Annual	CME	Oct 2029	HUF	2,009,900,000	(52,384)	0	(52,384)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	4.94%	Semi - annual	CME	Oct 2029	CLP	1,824,600,000	(5,735)	0	(5,735)
4.66%	Semi - annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	CME	Oct 2029	CLP	1,753,700,000	(18,619)	0	(18,619)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi - annual	4.87%	Semi - annual	CME	Oct 2029	CLP	1,306,800,000	770	0	770
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.12%	Annual	CME	Oct 2029	HUF	860,700,000	5,777	0	5,777
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.09%	Annual	CME	Oct 2029	HUF	645,500,000	6,185	0	6,185
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.55%	Annual	CME	Oct 2029	HUF	542,400,000	(22,580)	0	(22,580)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	6.31%	Annual	CME	Oct 2029	HUF	500,000,000	(7,464)	0	(7,464)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	3.49%	Annual	CME	Oct 2029	CZK	71,000,000	(5,629)	0	(5,629)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	3.52%	Annual	CME	Oct 2029	CZK	66,500,000	(9,674)	0	(9,674)
9.43%	Monthly	Mexico Interbank TIIE 1 Day Rate(4)	Monthly	CME	Oct 2029	MXN	25,000,000	(30,566)	0	(30,566)
9.42%	Monthly	Mexico Interbank TIIE 1 Day Rate(4)	Monthly	CME	Oct 2029	MXN	24,600,000	6,275	0	6,275
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.71%	Annual	CME	Oct 2029	PLN	12,700,000	(29,153)	0	(29,153)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.77%	Annual	CME	Oct 2029	PLN	11,700,000	(34,122)	0	(34,122)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.72%	Annual	CME	Oct 2029	PLN	8,300,000	(18,604)	0	(18,604)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.44%	Annual	LCH	Oct 2029	ILS	11,300,000	(52,820)	0	(52,820)
8.23%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Nov 2029	COP	11,545,500,000	43,237	0	43,237
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.18%	Quarterly	CME	Nov 2029	COP	9,538,200,000	(30,742)	0	(30,742)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.24%	Quarterly	CME	Nov 2029	COP	9,494,400,000	(36,098)	0	(36,098)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.01%	Semi - annual	CME	Nov 2029	CLP	3,399,800,000	(20,616)	0	(20,616)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5.01%	Semi - annual	CME	Nov 2029	CLP	2,583,400,000	(15,938)	0	(15,938)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	4.98%	Semi - annual	CME	Nov 2029	CLP	1,147,400,000	(5,084)	0	(5,084)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi - annual	5%	Semi - annual	CME	Nov 2029	CLP	1,015,700,000	(5,674)	0	(5,674)
3.37%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Nov 2029	CZK	41,300,000	299	0	299
4.5%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Nov 2029	PLN	15,800,000	5,208	0	5,208
4.51%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Nov 2029	PLN	8,000,000	4,037	0	4,037
Klibor Interbank Offered Rate(4)	Quarterly	3.5%	Quarterly	BNP Paribas S.A.	Mar 2030	MYR	9,000,000	(2,228)	633	(1,595)
3.5%	Quarterly	Klibor Interbank Offered Rate(4)	Quarterly	Goldman Sachs Intl.	Mar 2030	MYR	42,100,000	10,424	(45,804)	(35,380)
Klibor Interbank Offered Rate(4)	Quarterly	3.5%	Quarterly	JPMorgan Chase Bank, N.A.	Mar 2030	MYR	5,700,000	(1,411)	(6,326)	(7,737)
3%	Quarterly	Korea Federation of Banks (KORIBOR) 3 Month Rate(4)	Quarterly	LCH	Mar 2030	KRW	9,211,700,000	50,125	0	50,125
2%	Quarterly	Thailand Thai Overnight Repurchase Rate(4)	Quarterly	LCH	Mar 2030	THB	291,000,000	65,336	0	65,336
Taiwan Interbank Money Center TAIBOR Fixing Rates 3 Month Index(4)	Quarterly	1.75%	Quarterly	LCH	Mar 2030	TWD	117,700,000	(16,150)	0	(16,150)
1.75%	Quarterly	CFETS China Fixing Repo Rates 7 Day(4)	Quarterly	LCH	Mar 2030	CNY	75,200,000	50,105	0	50,105
Financial Benchmarks India Overnight Mumbai Interbank Outright Rate(4)	Semi - annual	6%	Semi - annual	LCH	Mar 2030	INR	21,400,000	(1,630)	0	(1,630)
2.5%	At Maturity	Singapore Domestic Interbank O/N Index(4)	At Maturity	LCH	Mar 2030	SGD	15,220,000	(128,098)	0	(128,098)
HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	3%	Quarterly	LCH	Mar 2030	HKD	6,800,000	(8,507)	0	(8,507)
Canadian Overnight Repo Rate Average(4)	Annual	3.25%	Annual	LCH	Mar 2030	CAD	4,900,000	(34,725)	0	(34,725)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2030		3,100,000	(7,827)	0	(7,827)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	3.34%	Annual	CME	Jan 2032	CZK	35,700,000	(204,144)	0	(204,144)
4.22%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Mar 2033	CZK	49,700,000	180,347	0	180,347
2.5%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	Mar 2033		3,800,000	6,048	0	6,048
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.42%	Annual	CME	Jun 2033	CZK	83,500,000	(326,257)	0	(326,257)
4.46%	Annual	Prague Interbank Offered Rate 6-month(4)	Annual	CME	Jun 2033	CZK	34,700,000	81,609	0	81,609
US CPI Urban Consumer NSA Index(4)	At Maturity	2.53%	At Maturity	LCH	Jun 2033		900,000	(6,421)	0	(6,421)
US CPI Urban Consumer NSA Index(4)	At Maturity	2.6%	At Maturity	LCH	Jul 2033		2,900,000	(25,649)	0	(25,649)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.64%	Semi - annual	CME	Oct 2033	CZK	53,600,000	(159,482)	0	(159,482)
4.28%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Nov 2033	CZK	78,000,000	171,160	0	171,160
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.02%	Annual	CME	Nov 2033	CZK	4,200,000	(9,770)	0	(9,770)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.06%	Annual	CME	Apr 2034	CZK	48,100,000	(126,648)	0	(126,648)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.29%	Annual	CME	Apr 2034	CZK	40,700,000	(32,861)	0	(32,861)
3.55%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Jul 2034	CZK	79,600,000	(7,838)	0	(7,838)
SONIA Interest Rate Benchmark(4)	Annual	3.75%	Annual	LCH	Sep 2034	GBP	900,000	37,694	0	37,694
Mexico Interbank TIIE 1 Day Rate(4)	Monthly	9.48%	Monthly	CME	Oct 2034	MXN	25,100,000	(9,422)	0	(9,422)
1%	Annual	Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR(4)	Annual	LCH	Mar 2035	JPY	540,400,000	(17,567)	0	(17,567)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2035		10,100,000	(43,645)	0	(43,645)
4%	Semi - annual	Australian Financial Markets Association 6m Rate(4)	Semi - annual	LCH	Mar 2035	AUD	8,300,000	(164,018)	0	(164,018)
SONIA Interest Rate Benchmark(4)	Annual	3.5%	Annual	LCH	Mar 2035	GBP	7,600,000	(107,819)	0	(107,819)
6 month EURIBOR(4)	Semi - annual	2.5%	Annual	LCH	Mar 2035	EUR	2,813,000	(76,317)	0	(76,317)
Canadian Overnight Repo Rate Average(4)	Annual	3.5%	Annual	LCH	Mar 2035	CAD	900,000	(12,268)	0	(12,268)
3.75%	Annual	SONIA Interest Rate Benchmark(4)	Annual	LCH	Sep 2054	GBP	600,000	(43,046)	0	(43,046)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR(4)	Annual	1.5%	Annual	LCH	Mar 2055	JPY	1,553,200,000	208,396	0	208,396
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2055		4,900,000	73,590	0	73,590
Canadian Overnight Repo Rate Average(4)	Annual	3.5%	Annual	LCH	Mar 2055	CAD	3,700,000	50,801	0	50,801
2.25%	Annual	6 month EURIBOR(4)	Semi - annual	LCH	Mar 2055	EUR	2,800,000	115,483	0	115,483
3.75%	Annual	SONIA Interest Rate Benchmark(4)	Annual	LCH	Mar 2055	GBP	0	186	0	186
TOTAL INTEREST RATE SWAPS								(4,057,315)	(51,497)	(4,108,812)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
KOSPI 200 Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2024	1,750,000	KRW	571,025,007	19,761	0	19,761
KOSPI 200 Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2024	1,250,000	KRW	407,874,997	(5,870)	0	(5,870)
KOSPI 200 Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2024	1,000,000	KRW	326,300,006	968	0	968
SET50 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2024	38,600	THB	35,453,756	2,035	0	2,035
SET50 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2024	22,400	THB	20,726,861	(3,269)	(146)	(3,415)
SET50 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2024	16,800	THB	16,008,720	(15,965)	(125)	(16,090)
iBovespa Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2024	86	BRL	10,849,760	93,735	(150)	93,585
iBovespa Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2024	43	BRL	5,424,880	17,337	0	17,337
iBovespa Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2024	28	BRL	3,532,480	23,175	(80)	23,095
iBovespa Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2024	9	BRL	1,135,440	9,398	0	9,398
TOTAL RETURN SWAPS										141,305	0	140,804
For the period, the average monthly notional amount at value for swaps in the aggregate was $1,297,112,132.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,122,972 or 0.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $720,657.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Affiliated Fund
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	The rate quoted is the annualized seven-day yield of the fund at period end.
(j)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	4,764,215	578,661	3,394,665	91,985	-	-	1,948,211	0.0%
Total	4,764,215	578,661	3,394,665	91,985	-	-	1,948,211

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 4.51%	-	4,000,000	4,000,000	-	-	-	-
Fidelity Investments Money Market Government Portfolio Institutional Class 4.55%	112,099,976	371,244,832	430,198,323	2,819,718	-	-	53,146,485
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	122,133,571	2,110,488	40,000,000	2,110,488	(1,785,714)	(2,220,821)	80,237,524
Fidelity SAI Alternative Risk Premia Strategy Fund	39,495,555	-	-	-	-	(79,388)	39,416,167
Fidelity SAI Convertible Arbitrage Fund	232,097,672	75,000,000	-	-	-	15,162,524	322,260,196
	505,826,774	452,355,320	474,198,323	4,930,206	(1,785,714)	12,862,315	495,060,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	25,911,061	-	25,911,061	-

U.S. Government and Government Agency Obligations	5,641,393	-	5,641,393	-

U.S. Government Agency - Mortgage Securities	6,052,876	-	6,052,876	-

Asset-Backed Securities	14,833,748	-	14,833,748	-

Collateralized Mortgage Obligations	2,880,704	-	2,880,704	-

Foreign Government and Government Agency Obligations	1,079,080	-	1,079,080	-

Certificates of Deposit	1,306,143	-	1,306,143	-

Alternative Funds	1,937,830,826	1,937,830,826	-	-

Money Market Funds	175,753,933	175,753,933	-	-

Repurchase Agreements	29,700,000	-	29,700,000	-

Purchased Options	1,125,410	1,125,410	-	-
Total Investments in Securities:	2,202,115,174	2,114,710,169	87,405,005	-
Derivative Instruments: Assets
Futures Contracts	17,795,944	17,795,944	-	-
Forward Foreign Currency Contracts	8,659,272	-	8,659,272	-
Swaps	19,997,574	-	19,997,574	-
Total Assets	46,452,790	17,795,944	28,656,846	-
Liabilities
Futures Contracts	(8,167,122)	(8,167,122)	-	-
Forward Foreign Currency Contracts	(5,888,266)	-	(5,888,266)	-
Swaps	(16,717,660)	-	(16,717,660)	-
Total Liabilities	(30,773,048)	(8,167,122)	(22,605,926)	-
Total Derivative Instruments:	15,679,742	9,628,822	6,050,920	-
Other Financial Instruments:
TBA Sale Commitments	(27,614,801)	-	(27,614,801)	-
Total Other Financial Instruments:	(27,614,801)	-	(27,614,801)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	3,468,756	(1,467,786)
Total Commodity Risk	3,468,756	(1,467,786)
Credit Risk
Swaps (b)(c)	7,241,781	(45,857)
Total Credit Risk	7,241,781	(45,857)
Equity Risk
Futures Contracts (a)	6,114,256	(3,892,948)
Purchased Options (d)	1,125,410	0
Swaps (c)	166,409	(25,104)
Total Equity Risk	7,406,075	(3,918,052)
Foreign Exchange Risk
Futures Contracts (a)	4,904,909	(1,467,078)
Forward Foreign Currency Contracts (e)	8,659,272	(5,888,266)
Total Foreign Exchange Risk	13,564,181	(7,355,344)
Interest Rate Risk
Futures Contracts (a)	3,308,023	(1,339,310)
Swaps (b)(c)	12,589,384	(16,646,699)
Total Interest Rate Risk	15,897,407	(17,986,009)
Total Value of Derivatives	47,578,200	(30,773,048)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(d)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(e)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $29,700,000) - See accompanying schedule:
Unaffiliated issuers (cost $1,634,772,862)	$1,705,106,591
Fidelity Central Funds (cost $1,948,211)	1,948,211
Other affiliated issuers (cost $480,936,685)	495,060,372

Total Investment in Securities (cost $2,117,657,758)		$2,202,115,174
Segregated cash with brokers for derivative instruments		48,434,859
Restricted cash		2,188,808
Foreign currency held at value (cost $1,771,775)		1,778,768
Receivable for investments sold
Regular delivery		1,008,124
Delayed delivery		5,638,617
Receivable for TBA sale commitments		27,554,641
Unrealized appreciation on forward foreign currency contracts		8,659,272
Receivable for fund shares sold		1,066,008
Interest receivable		652,502
Distributions receivable from Fidelity Central Funds		8,393
Receivable for daily variation margin on futures contracts		2,902,061
Bi-lateral OTC swaps, at value		6,929,883
Prepaid expenses		1,548
Other receivables		52,574
Total assets		2,308,991,232
Liabilities
Payable to custodian bank	$3,842,565
Segregated cash from brokers for derivative instruments	3,816,000
Payable for investments purchased
Regular delivery	15,071,790
Delayed delivery	11,668,156
TBA sale commitments, at value	27,614,801
Unrealized depreciation on forward foreign currency contracts	5,888,266
Payable for fund shares redeemed	2,066,722
Bi-lateral OTC swaps, at value	74,600
Accrued management fee	263,852
Payable for daily variation margin on centrally cleared swaps	53,476
Other payables and accrued expenses	129,705
Total liabilities		70,489,933
Net Assets		$2,238,501,299
Net Assets consist of:
Paid in capital		$2,242,814,022
Total accumulated earnings (loss)		(4,312,723)
Net Assets		$2,238,501,299
Net Asset Value, offering price and redemption price per share ($2,238,501,299 ÷ 225,175,528 shares)		$9.94
Consolidated Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$12,423,999
Affiliated issuers		4,930,206
Interest		4,500,784
Income from Fidelity Central Funds		91,985
Total income		21,946,974
Expenses
Management fee	$4,239,751
Custodian fees and expenses	19,809
Independent trustees' fees and expenses	5,714
Registration fees	80,208
Audit fees	60,298
Subsidiary directors' fees	10,496
Legal	21,726
Interest	153
Miscellaneous	4,163
Total expenses before reductions	4,442,318
Expense reductions	(2,918,351)
Total expenses after reductions		1,523,967
Net Investment income (loss)		20,423,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,454,807)
Affiliated issuers	(1,785,714)
Forward foreign currency contracts	(6,216,043)
Foreign currency transactions	(264,499)
Futures contracts	(4,736,453)
Swaps	(1,060,286)
Total net realized gain (loss)		(30,517,802)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	40,795,037
Affiliated issuers	12,862,315
Forward foreign currency contracts	3,284,001
Assets and liabilities in foreign currencies	98,298
Futures contracts	8,315,186
Swaps	(2,004,631)
TBA Sale commitments	(26,176)
Total change in net unrealized appreciation (depreciation)		63,324,030
Net gain (loss)		32,806,228
Net increase (decrease) in net assets resulting from operations		$53,229,235
Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,423,007	$70,005,324
Net realized gain (loss)	(30,517,802)	(64,534,726)
Change in net unrealized appreciation (depreciation)	63,324,030	109,701,718
Net increase (decrease) in net assets resulting from operations	53,229,235	115,172,316
Distributions to shareholders	-	(81,454,739)

Share transactions
Proceeds from sales of shares	261,365,113	1,130,961,331
Reinvestment of distributions	-	80,897,291
Cost of shares redeemed	(496,773,522)	(1,203,347,842)

Net increase (decrease) in net assets resulting from share transactions	(235,408,409)	8,510,780
Total increase (decrease) in net assets	(182,179,174)	42,228,357

Net Assets
Beginning of period	2,420,680,473	2,378,452,116
End of period	$2,238,501,299	$2,420,680,473

Other Information
Shares
Sold	26,725,607	116,686,401
Issued in reinvestment of distributions	-	8,549,062
Redeemed	(50,687,635)	(124,570,257)
Net increase (decrease)	(23,962,028)	665,206

Consolidated Financial Highlights
Strategic Advisers® Alternatives Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.30	.40
Net realized and unrealized gain (loss)	.13	.22	(.41)
Total from investment operations	.22	.52	(.01)
Distributions from net investment income	-	(.34)	(.29)
Distributions from net realized gain	-	(.03)	(.14)
Total distributions	-	(.37)	(.42) D
Net asset value, end of period	$9.94	$9.72	$9.57
Total Return E,F	2.26%	5.58%	(.11)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.36%	.33% I,J
Expenses net of fee waivers, if any	.13 % I	.11%	.08% I,J
Expenses net of all reductions	.13% I	.11%	.08% I,J
Net investment income (loss)	1.75% I	3.12%	4.62% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,238,501	$2,420,680	$2,378,452
Portfolio turnover rate K	89 % I	106%	64% I

AFor the period July 12, 2022 (commencement of operations) through May 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Strategic Advisers Alternatives Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Strategic Advisers Alternatives Fund	Strategic Advisers Alternatives Fund Cayman Ltd.	7,320,617.3
Strategic Advisers Alternatives Fund	Strategic Advisers Alternatives Fund Cayman Ltd. 2	10,943,039.5

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations, and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Alternatives Fund	$1,268

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, swaps, futures and options transactions, market discount, controlled foreign corporations, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$155,434,322
Gross unrealized depreciation	(61,282,523)
Net unrealized appreciation (depreciation)	$94,151,799
Tax cost	$2,117,769,681

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(56,360,112)
Long-term	(30,570,156)
Total capital loss carryforward	$(86,930,268)

The Fund elected to defer to its next fiscal year approximately $2,467,704 of ordinary losses recognized during the period January 1, 2024 to May 31, 2024.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, funds may enter into reverse repurchase transactions under master repurchase agreements whereby a fund delivers securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, a fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by a fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities delivered, the counterparty may request additional collateral from a fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities delivered. If a fund has any open reverse repurchase agreements at period end, information regarding securities delivered under a reverse repurchase agreement is included at the end of the Consolidated Schedule of Investments, and the cash proceeds are recorded as a liability in the Consolidated Statement of Assets and Liabilities. A fund continues to receive interest and dividend payments on the securities delivered during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions and the weighted average interest rate with payments included in the Consolidated Statement of Operations as a component of interest expense is as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate
Strategic Advisers Alternatives Fund	1,007,500	5.45

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Consolidated Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Consolidated Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Consolidated Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Consolidated Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Alternatives Fund
Commodity Risk
Futures Contracts	(2,973,805)	1,048,728
Total Commodity Risk	(2,973,805)	1,048,728
Credit Risk
Swaps	(421,201)	1,014,433
Total Credit Risk	(421,201)	1,014,433
Equity Risk
Futures Contracts	1,658,161	2,247,191
Purchased Options	(2,986,513)	203,268
Swaps	(143,274)	119,658
Total Equity Risk	(1,471,626)	2,570,117
Foreign Exchange Risk
Futures	(3,519,595)	3,437,831
Forward Foreign Currency Contracts	(6,216,043)	3,284,001
Total Foreign Exchange Risk	(9,735,638)	6,721,832
Interest Rate Risk
Futures Contracts	98,786	1,581,436
Swaps	(495,811)	(3,138,722)
Total Interest Rate Risk	(397,025)	(1,557,286)
Totals	(14,999,295)	9,797,824

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, bond market, fluctuations in interest rates and certain foreign currencies.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Alternatives Fund	857,678,155	1,210,622,876
6. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 2.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Capital Fund Management S.A., Fidelity Diversifying Solutions LLC and Pacific Investment Management Company LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisers (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective January 1, 2025, the sub-subadvisory agreements between Fidelity Diversifying Solutions LLC (FDS) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FDS or an affiliate, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FDS or an affiliate pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers Alternatives Fund	959
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $ 2,918,351.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Alternatives Fund
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	98%
Fidelity SAI Alternative Risk Premia Strategy Fund	95%
Fidelity SAI Convertible Arbitrage Fund	100%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 2
To approve a sub-advisory agreement among Strategic Advisers, FIL Investment Advisors (FIA), and the trust and a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA (UK)).

	# of Votes	% of Votes
Affirmative	2,290,814,974.83	93.39
Against	70,839,534.12	2.89
Abstain	91,384,593.69	3.73
TOTAL	2,453,039,102.64	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Alternatives Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Fidelity Diversifying Solutions LLC and Pacific Investment Management Company LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund.  Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2024 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. The Board also approved updating the address for notice of Strategic Advisers LLC in each Sub-Advisory Agreement. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended December 31, 2023 and above the competitive median of the asset size peer group for the 12-month period ended December 31, 2023. The Board noted that the fund's effective management fee rate includes Strategic Advisers' management fee plus sub-advisory fees as a percentage of sub-advised assets only, which is higher because of the construct of the fee schedule for one of the fund's mandates, which is not charged on sub-portfolio assets. The effective management fee would be below median if the calculation was based on the assets on which all fees were charged.
Further, the information provided to the Board indicated that the total expense ratio of the fund ranked equal to the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended December 31, 2023. The Board noted that the fund ranked above the competitive median of the total expense asset size peer group primarily due to its greater exposure to underlying funds, resulting in higher fund fees and expenses.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9905801.102
SAA-SANN-0125
Strategic Advisers® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® U.S. Total Stock Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 83.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	13,182,091	305,297,228
ATN International, Inc.	24,206	478,795
Bandwidth, Inc. Class A, (a)	14,245	299,572
Cellnex Telecom SA (b)	34,500	1,238,839
Deutsche Telekom AG	599,100	19,170,235
GCI Liberty, Inc. Class A (Escrow) (a)(c)(d)	105,502	1
Globalstar, Inc. (a)	171,900	335,205
IDT Corp. Class B	201	10,380
Iridium Communications, Inc.	120,202	3,572,403
Verizon Communications, Inc.	2,574,935	114,172,618
		444,575,276
Entertainment - 1.3%
Cinemark Holdings, Inc. (a)	7,400	255,448
Electronic Arts, Inc.	356,846	58,404,985
Eventbrite, Inc. (a)	199,324	701,620
IMAX Corp. (a)	51,300	1,350,216
Lions Gate Entertainment Corp. Class B (a)	14,021	103,335
Live Nation Entertainment, Inc. (a)	101,300	14,004,725
Madison Square Garden Entertainment Corp. Class A (a)	1,608	59,480
Madison Square Garden Sports Corp. (a)	500	114,975
Marcus Corp.	55,919	1,266,006
Netflix, Inc. (a)	607,938	539,125,498
Playstudios, Inc. Class A (a)	17,112	32,855
Roblox Corp. Class A (a)	37,768	1,893,310
Roku, Inc. Class A (a)	85,840	5,925,535
Sea Ltd. ADR Class A (a)	28,700	3,266,060
Spotify Technology SA (a)	63,808	30,433,864
Take-Two Interactive Software, Inc. (a)	21,476	4,045,649
The Walt Disney Co.	2,949,389	346,464,726
TKO Group Holdings, Inc. (a)	22,508	3,105,204
Warner Bros Discovery, Inc. (a)	14,007	146,793
Warner Music Group Corp. Class A	6,000	195,120
		1,010,895,404
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A	5,300,807	895,571,343
Class C	6,116,040	1,042,723,660
Angi, Inc. Class A, (a)	6,331	11,776
Bumble, Inc. Class A (a)	175,800	1,527,702
Cars.com, Inc. (a)	15,737	312,694
EverQuote, Inc. Class A (a)	99,902	1,917,119
Match Group, Inc. (a)	34,500	1,129,530
MediaAlpha, Inc. Class A (a)	41,957	529,917
Meta Platforms, Inc. Class A	2,576,217	1,479,572,947
Nebius Group NV Series A (a)(e)	141,497	3,111,519
Nextdoor Holdings, Inc. Class A (a)	87,707	213,128
Pinterest, Inc. Class A (a)	693,600	21,029,952
QuinStreet, Inc. (a)	493,410	11,239,880
Reddit, Inc. Class A	104,915	14,760,491
Snap, Inc. Class A (a)	875,642	10,341,332
Taboola.com Ltd. (a)	96,667	344,135
TripAdvisor, Inc. Class A (a)	335,405	4,806,354
Yelp, Inc. Class A (a)(e)	253,063	9,672,068
Ziff Davis, Inc. (a)	73,305	4,313,999
ZipRecruiter, Inc. (a)	758,947	6,724,270
		3,509,853,816
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	85,200	205,332
AMC Networks, Inc. Class A (a)	6,800	64,056
Cable One, Inc. (e)	6,383	2,682,264
Charter Communications, Inc. Class A (a)	295,704	117,384,138
Comcast Corp. Class A	4,310,391	186,165,787
Criteo SA sponsored ADR (a)	196,599	8,017,307
E.W. Scripps Co. Class A (a)	78,600	157,200
EchoStar Corp. Class A (a)	2,146	54,272
Entravision Communication Corp. Class A	6,400	15,616
Fox Corp.:
Class A	622,500	29,332,200
Class B	72,463	3,241,270
Gannett Co., Inc. (a)	484,851	2,516,377
Gray Television, Inc.	7,370	31,470
Integral Ad Science Holding Corp. (a)	15,928	178,075
Interpublic Group of Companies, Inc.	115,400	3,555,474
John Wiley & Sons, Inc. Class A	1,000	52,180
Liberty Broadband Corp.:
Class A (a)	53,378	4,519,515
Class C (a)	136,800	11,647,152
National CineMedia, Inc. (a)	200	1,390
News Corp.:
Class A	28,500	836,475
Class B	12,256	393,295
Nexstar Media Group, Inc.	85,552	14,594,316
Omnicom Group, Inc.	229,541	24,060,488
Paramount Global Class B	81,989	889,581
Scholastic Corp. (e)	11,700	308,646
Sinclair, Inc. Class A	3,000	54,960
Sirius XM Holdings, Inc. (e)	1,578,620	42,543,809
TechTarget, Inc. (a)	2,353	75,555
TEGNA, Inc. (e)	607,599	11,404,633
The New York Times Co. Class A	560,451	30,410,071
The Trade Desk, Inc. Class A (a)	1,500	192,825
Thryv Holdings, Inc. (a)(e)	18,844	298,112
WideOpenWest, Inc. (a)	4,400	23,364
		495,907,205
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	1,137,547	280,905,856
Telephone & Data Systems, Inc.	55,565	1,899,212
U.S. Cellular Corp. (a)	3,900	247,494
		283,052,562
TOTAL COMMUNICATION SERVICES		5,744,284,263
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.2%
Adient PLC (a)	567,560	10,914,179
American Axle & Manufacturing Holdings, Inc. (a)	3,900	25,779
Aptiv PLC (a)	56,000	3,109,680
Autoliv, Inc.	33,573	3,327,756
BorgWarner, Inc.	1,175,283	40,335,713
Cooper-Standard Holding, Inc. (a)	3,931	60,695
Dana, Inc. (e)	49,080	490,800
Fox Factory Holding Corp. (a)	114,741	3,726,788
Garrett Motion, Inc. (a)(e)	1,513,085	12,830,961
Gentex Corp.	479,192	14,644,108
Holley, Inc. (a)	1,200	3,408
Lear Corp.	89,665	8,772,824
Mobileye Global, Inc. Class A (a)(e)	130,570	2,356,789
Modine Manufacturing Co. (a)	213,251	28,957,353
Motorcar Parts of America, Inc. (a)	3,210	23,401
Patrick Industries, Inc.	4,952	665,499
Phinia, Inc.	78,075	4,378,446
Stoneridge, Inc. (a)	10,700	73,402
The Goodyear Tire & Rubber Co. (a)(e)	612,231	6,575,361
Visteon Corp. (a)	11,417	1,066,005
		142,338,947
Automobiles - 1.2%
Ford Motor Co.	2,497,300	27,794,949
General Motors Co.	909,200	50,542,428
Harley-Davidson, Inc.	358,600	12,059,718
Tesla, Inc. (a)	2,414,527	833,398,139
		923,795,234
Broadline Retail - 3.1%
1stDibs.com, Inc. (a)	110,208	428,709
Alibaba Group Holding Ltd. sponsored ADR	112,409	9,821,174
Amazon.com, Inc. (a)	11,706,884	2,433,744,115
Coupang, Inc. Class A (a)	177,722	4,507,030
Dillard's, Inc. Class A (e)	5,849	2,591,809
eBay, Inc.	610,726	38,652,849
Etsy, Inc. (a)	68,085	3,735,143
Kohl's Corp. (e)	232,700	3,483,519
Macy's, Inc.	367,305	5,965,033
MercadoLibre, Inc. (a)	1,800	3,573,306
Nordstrom, Inc.	15,800	358,818
PDD Holdings, Inc. ADR (a)	21,600	2,085,696
Qurate Retail, Inc. Series A (a)	71,800	33,559
		2,508,980,760
Distributors - 0.1%
Genuine Parts Co.	33,000	4,182,090
LKQ Corp.	639,402	25,122,105
Pool Corp.	91,772	34,606,303
		63,910,498
Diversified Consumer Services - 0.1%
ADT, Inc.	2,884,996	21,983,670
Adtalem Global Education, Inc. (a)	1,800	164,538
Bright Horizons Family Solutions, Inc. (a)	214,957	24,855,478
Chegg, Inc. (a)	63,900	134,829
Coursera, Inc. (a)(e)	82,445	655,438
Duolingo, Inc. Class A (a)	9,310	3,242,394
Frontdoor, Inc. (a)	138,696	8,127,586
Grand Canyon Education, Inc. (a)	94,053	15,480,183
H&R Block, Inc.	78,639	4,661,720
Laureate Education, Inc.	204,027	3,876,513
Perdoceo Education Corp.	116,967	3,210,744
Service Corp. International	293,247	25,978,752
Strategic Education, Inc.	1,874	185,170
Stride, Inc. (a)	98,397	10,515,687
		123,072,702
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	213,311	29,033,760
Aramark	337	13,713
Bally's Corp. (a)	116	2,057
Bloomin' Brands, Inc.	6,600	92,004
Booking Holdings, Inc.	34,312	178,490,338
Bowlero Corp. Class A (e)	433,443	5,335,683
Brinker International, Inc. (a)	4,178	552,624
Caesars Entertainment, Inc. (a)	55,100	2,120,799
Carnival Corp. (a)	520,261	13,230,237
Cava Group, Inc. (a)	1,800	253,620
Chipotle Mexican Grill, Inc. (a)	2,813,138	173,064,250
Churchill Downs, Inc.	122,983	17,477,114
Darden Restaurants, Inc.	35,500	6,257,585
Dine Brands Global, Inc. (e)	194,308	6,979,543
Domino's Pizza, Inc.	70,313	33,482,347
Doordash, Inc. (a)	44,600	8,049,408
Draftkings Holdings, Inc. Class A (a)	290,907	12,698,091
Dutch Bros, Inc. Class A (a)	91,000	4,889,430
Everi Holdings, Inc. (a)	10,353	139,455
Expedia Group, Inc. Class A (a)	50,714	9,362,819
Flutter Entertainment PLC (a)	38,749	10,707,124
Flutter Entertainment PLC (a)	12,700	3,492,201
GEN Restaurant Group, Inc. (a)	172,633	1,463,928
Genius Sports Ltd. (a)	1,770,217	17,772,979
Golden Entertainment, Inc. (e)	38,711	1,306,109
Hilton Worldwide Holdings, Inc.	807,569	204,670,287
Hyatt Hotels Corp. Class A (e)	79,044	12,484,209
Krispy Kreme, Inc. (e)	421,038	4,639,839
Kura Sushi U.S.A., Inc. Class A (a)(e)	197,785	21,147,172
Las Vegas Sands Corp.	482,534	25,603,254
Life Time Group Holdings, Inc. (a)	31,268	758,874
Lindblad Expeditions Holdings (a)	210,760	2,794,678
Marriott International, Inc. Class A	278,878	80,620,841
Marriott Vacations Worldwide Corp.	25,584	2,539,212
McDonald's Corp.	839,098	248,381,399
MGM Resorts International (a)	276,700	10,608,678
Monarch Casino & Resort, Inc.	200	16,802
Noodles & Co. Class A (a)	13,800	9,385
Norwegian Cruise Line Holdings Ltd. (a)	438,444	11,789,759
Papa John's International, Inc. (e)	174,033	8,672,064
PlayAGS, Inc. (a)	12,754	148,201
Potbelly Corp. (a)	522,789	5,437,006
Red Robin Gourmet Burgers, Inc. (a)	9,900	53,361
Red Rock Resorts, Inc.	26,100	1,307,349
Restaurant Brands International, Inc.	82,000	5,711,975
Royal Caribbean Cruises Ltd.	278,201	67,897,736
Rush Street Interactive, Inc. (a)	130,593	1,883,151
Shake Shack, Inc. Class A (a)	100	13,373
Sportradar Holding AG (a)	722,690	12,531,445
Starbucks Corp.	738,975	75,715,379
Sweetgreen, Inc. Class A (a)	83,943	3,439,984
Target Hospitality Corp. (a)	3,600	29,772
Texas Roadhouse, Inc.	126,894	26,047,531
Travel+Leisure Co.	72,118	4,029,233
United Parks & Resorts, Inc. (a)(e)	179,786	10,542,651
Vail Resorts, Inc.	74,997	13,442,462
Viking Holdings Ltd.	175,749	8,163,541
Wingstop, Inc.	55,122	18,122,460
Wynn Resorts Ltd.	258,464	24,393,832
Yum China Holdings, Inc.	109,946	5,117,986
Yum! Brands, Inc.	1,048,703	145,706,795
		1,600,738,894
Household Durables - 0.5%
Cavco Industries, Inc. (a)	13,733	7,065,629
Century Communities, Inc.	6,583	594,840
Champion Homes, Inc. (a)	255,785	26,532,578
Cricut, Inc.	400	2,076
D.R. Horton, Inc.	148,400	25,046,952
GoPro, Inc. Class A (a)	62,800	77,244
Installed Building Products, Inc. (e)	41,853	9,573,455
KB Home	129,888	10,746,933
Leggett & Platt, Inc.	162,600	2,047,134
Lennar Corp.:
Class A	329,340	57,433,603
Class B	302	49,779
LGI Homes, Inc. (a)	85,137	9,321,650
M/I Homes, Inc. (a)	54,403	8,978,127
Mohawk Industries, Inc. (a)	19,100	2,651,653
Newell Brands, Inc.	270,566	2,594,728
NVR, Inc. (a)	6,036	55,745,961
PulteGroup, Inc.	337,036	45,590,860
SharkNinja, Inc.	185,175	18,619,346
Taylor Morrison Home Corp. (a)	128,895	9,521,474
Toll Brothers, Inc.	283,948	46,899,691
TopBuild Corp. (a)	59,911	23,403,633
Traeger, Inc. (a)	565	1,814
TRI Pointe Homes, Inc. (a)	186,043	8,098,452
Universal Electronics, Inc. (a)	1,400	16,212
Whirlpool Corp. (e)	76,305	8,501,903
Worthington Enterprises, Inc.	53,952	2,207,716
		381,323,443
Leisure Products - 0.0%
Acushnet Holdings Corp. (e)	1,600	116,976
Brunswick Corp.	144,950	11,669,925
Clarus Corp.	13	59
Hasbro, Inc.	42,900	2,794,935
JAKKS Pacific, Inc. (a)	4,721	137,523
Latham Group, Inc. (a)	264	1,750
Malibu Boats, Inc. Class A (a)(e)	36,145	1,566,886
Polaris, Inc. (e)	56,148	3,874,212
YETI Holdings, Inc. (a)(e)	72,472	2,925,695
		23,087,961
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (a)	65,827	9,853,644
Academy Sports & Outdoors, Inc.	237,852	11,714,211
American Eagle Outfitters, Inc.	10,216	196,556
Asbury Automotive Group, Inc. (a)(e)	35,300	9,171,999
AutoNation, Inc. (a)(e)	141,667	25,342,810
AutoZone, Inc. (a)	14,847	47,058,160
Bath & Body Works, Inc.	461,015	16,707,184
Best Buy Co., Inc.	226,386	20,374,740
Big 5 Sporting Goods Corp.	100	177
Boot Barn Holdings, Inc. (a)(e)	60,972	8,361,700
Burlington Stores, Inc. (a)	555,165	156,489,910
CarMax, Inc. (a)	48,000	4,030,560
CarParts.com, Inc. (a)	120,211	115,835
Carvana Co. Class A (a)	65,862	17,151,782
Chewy, Inc. Class A (a)	44,247	1,478,292
Dick's Sporting Goods, Inc.	82,410	17,078,648
Duluth Holdings, Inc. (a)	257	984
Five Below, Inc. (a)	1,821	168,807
Foot Locker, Inc. (a)	130,496	3,281,974
Gap, Inc.	55,501	1,345,899
Genesco, Inc. (a)	296,190	9,949,022
Group 1 Automotive, Inc. (e)	33,280	14,170,624
GrowGeneration Corp. (a)	4,076	7,907
J. Jill, Inc.	2,500	69,000
Lands' End, Inc. (a)	400	6,380
Lithia Motors, Inc. Class A (sub. vtg.)	56,162	21,729,078
LL Flooring Holdings, Inc. (a)	7,900	2
Lowe's Companies, Inc.	1,249,742	340,467,213
MarineMax, Inc. (a)	109,766	3,767,169
Monro, Inc. (e)	53,313	1,499,162
Murphy U.S.A., Inc.	85,985	47,102,583
MYT Netherlands Parent BV ADR (a)(e)	1,629,558	10,918,039
National Vision Holdings, Inc. (a)	137,554	1,664,403
O'Reilly Automotive, Inc. (a)	53,263	66,217,627
Penske Automotive Group, Inc. (e)	99,234	16,526,430
Petco Health & Wellness Co., Inc. Class A (a)	127,776	545,604
Revolve Group, Inc. (a)(e)	435,142	15,699,923
RH (a)	11,448	4,409,083
Ross Stores, Inc.	429,743	66,554,298
Sally Beauty Holdings, Inc. (a)	253,600	3,532,648
Signet Jewelers Ltd.	66,362	6,649,472
Sleep Number Corp. (a)(e)	19,700	295,500
Sportsman's Warehouse Holdings, Inc. (a)	893,016	1,911,054
Stitch Fix, Inc. (a)(e)	99,534	473,782
The Buckle, Inc. (e)	48,148	2,508,029
The Cato Corp. Class A (sub. vtg.)	3,218	10,265
The Home Depot, Inc.	742,398	318,585,254
The ODP Corp. (a)	66,070	1,696,678
TJX Companies, Inc.	1,175,874	147,795,603
Ulta Beauty, Inc. (a)	24,300	9,395,352
Upbound Group, Inc.	32,004	1,100,618
Urban Outfitters, Inc. (a)	300	14,619
Victoria's Secret & Co. (a)	497	19,303
Warby Parker, Inc. (a)	198,652	4,477,616
Wayfair LLC Class A (a)(e)	37,963	1,755,409
Williams-Sonoma, Inc.	57,500	9,891,150
Winmark Corp.	90	37,073
Zumiez, Inc. (a)(e)	43,608	962,429
		1,482,339,273
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc.	100	5,457
Crocs, Inc. (a)	116,575	12,310,320
Deckers Outdoor Corp. (a)	107,334	21,033,171
G-III Apparel Group Ltd. (a)	54,171	1,605,087
Hanesbrands, Inc. (a)	939	8,169
Levi Strauss & Co. Class A	30,900	539,514
lululemon athletica, Inc. (a)	112,547	36,089,321
Movado Group, Inc.	1,700	34,595
NIKE, Inc. Class B	439,628	34,629,498
PVH Corp.	119,482	12,948,264
Ralph Lauren Corp. Class A	93,823	21,710,642
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	266,726	17,022,453
Tapestry, Inc.	793,758	49,435,248
Unifi, Inc. (a)	5,600	31,136
VF Corp.	11,900	240,737
		207,643,612
TOTAL CONSUMER DISCRETIONARY		7,457,231,324
CONSUMER STAPLES - 4.1%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	8,900	2,814,536
Brown-Forman Corp. Class B (non-vtg.) (e)	349,768	14,718,237
Coca-Cola Consolidated, Inc.	14,882	19,410,444
Constellation Brands, Inc. Class A (sub. vtg.)	146,183	35,222,794
Keurig Dr. Pepper, Inc.	2,357,225	76,963,396
Molson Coors Beverage Co. Class B	565,489	35,094,247
Monster Beverage Corp. (a)	1,981,063	109,216,003
National Beverage Corp.	48,895	2,414,924
PepsiCo, Inc.	1,960,093	320,377,201
Primo Brands Corp. Class A	515,159	14,692,335
The Coca-Cola Co.	4,480,636	287,119,155
The Vita Coco Co., Inc. (a)(e)	142,809	5,075,432
		923,118,704
Consumer Staples Distribution & Retail - 1.2%
Albertsons Companies, Inc.	45,830	909,726
Alimentation Couche-Tard, Inc. (multi-vtg.)	39,600	2,323,023
Andersons, Inc.	200	9,548
BJ's Wholesale Club Holdings, Inc. (a)	410,757	39,555,899
Costco Wholesale Corp.	324,597	315,469,332
Dollar General Corp.	208,246	16,091,168
Ingles Markets, Inc. Class A	104,315	7,708,879
Kroger Co.	1,349,678	82,438,332
Performance Food Group Co. (a)	244,013	21,531,707
PriceSmart, Inc.	47,918	4,300,161
SpartanNash Co.	10,869	206,294
Sprouts Farmers Market LLC (a)	33,077	5,109,735
Sysco Corp.	667,605	51,479,022
Target Corp.	274,646	36,338,412
U.S. Foods Holding Corp. (a)	436,983	30,488,304
United Natural Foods, Inc. (a)	117,700	2,922,491
Walgreens Boots Alliance, Inc. (e)	173,900	1,568,578
Walmart, Inc.	3,253,600	300,958,000
Weis Markets, Inc. (e)	28,066	2,044,047
		921,452,658
Food Products - 0.4%
Archer Daniels Midland Co.	82,758	4,518,587
Bunge Global SA	242,008	21,717,798
Calavo Growers, Inc.	1,500	41,565
Campbell Soup Co.	397,300	18,355,260
Conagra Brands, Inc.	444,700	12,251,485
Dole PLC	274,031	4,129,647
Flowers Foods, Inc.	349,206	7,899,040
Fresh Del Monte Produce, Inc.	15,324	517,185
Freshpet, Inc. (a)	110,756	16,951,206
General Mills, Inc.	436,997	28,955,421
Hormel Foods Corp.	140,800	4,566,144
Ingredion, Inc.	157,913	23,266,901
John B. Sanfilippo & Son, Inc.	524	45,247
Lancaster Colony Corp.	90,449	16,809,042
Lifeway Foods, Inc. (a)	4,200	102,690
Mama's Creations, Inc. (a)(e)	677,717	6,621,295
McCormick & Co., Inc. (non-vtg.)	2,500	196,025
Mondelez International, Inc.	1,928,155	125,233,667
Nomad Foods Ltd.	983,344	18,005,029
Oatly Group AB ADR (a)(e)	4,644,697	3,247,572
Pilgrim's Pride Corp. (a)	400	20,644
Post Holdings, Inc. (a)	300	36,144
Seaboard Corp.	16	41,824
SunOpta, Inc. (a)	806,499	6,250,367
The Hain Celestial Group, Inc. (a)	6,300	52,101
The Hershey Co.	10,860	1,912,772
The Kraft Heinz Co.	865,330	27,664,600
The Simply Good Foods Co. (a)	166,500	6,625,035
Tootsie Roll Industries, Inc.	29,217	967,083
Tyson Foods, Inc. Class A	5,400	348,300
Utz Brands, Inc. Class A	7,500	130,575
Vital Farms, Inc. (a)(e)	33,233	1,103,336
WK Kellogg Co. (e)	224,600	4,671,680
		363,255,267
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.)	29,707	1,003,800
Church & Dwight Co., Inc.	4,135	455,388
Colgate-Palmolive Co.	915,593	88,473,752
Energizer Holdings, Inc.	248,600	9,474,146
Kimberly-Clark Corp.	512,094	71,360,299
Procter & Gamble Co.	1,660,672	297,692,063
Reynolds Consumer Products, Inc.	17,800	492,882
Spectrum Brands Holdings, Inc.	62,829	5,777,127
The Clorox Co.	46,000	7,689,820
WD-40 Co. (e)	24,164	6,695,603
		489,114,880
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	257,117	20,173,400
Coty, Inc. Class A (a)	10,600	78,334
elf Beauty, Inc. (a)(e)	208,602	27,018,131
Estee Lauder Companies, Inc. Class A	54,900	3,959,388
Haleon PLC ADR	1,801,962	17,406,953
Herbalife Ltd. (a)	169,667	1,318,313
Interparfums, Inc.	66,876	9,206,150
Kenvue, Inc.	3,005,901	72,382,096
MediFast, Inc.	16,000	314,720
Nu Skin Enterprises, Inc. Class A (e)	72,617	530,104
The Honest Co., Inc. (a)	2,694,812	22,339,991
Unilever PLC sponsored ADR	312,742	18,714,481
USANA Health Sciences, Inc. (a)	19,701	759,080
		194,201,141
Tobacco - 0.5%
Altria Group, Inc.	1,965,443	113,484,679
Philip Morris International, Inc.	1,994,577	265,398,416
Turning Point Brands, Inc.	218	13,494
		378,896,589
TOTAL CONSUMER STAPLES		3,270,039,239
ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	2,516,346	110,593,407
Cactus, Inc. Class A	115,565	7,934,693
Championx Corp.	197,939	6,126,212
DMC Global, Inc. (a)	589	4,741
Halliburton Co.	475,284	15,142,548
Helix Energy Solutions Group, Inc. (a)	300	3,207
Liberty Energy, Inc. Class A (e)	70,519	1,297,550
NOV, Inc.	59,462	952,581
Oceaneering International, Inc. (a)	3,340	100,133
Oil States International, Inc. (a)	110,600	608,300
Patterson-UTI Energy, Inc.	170,277	1,430,327
ProPetro Holding Corp. (a)(e)	28,394	238,510
RPC, Inc.	15,848	102,061
Schlumberger Ltd.	1,244,590	54,687,285
TechnipFMC PLC	189,957	5,958,951
TETRA Technologies, Inc. (a)	58,500	225,225
Tidewater, Inc. (a)	11,104	574,299
Transocean Ltd. (United States) (a)(e)	39,956	175,806
Weatherford International PLC	62,469	5,141,199
		211,297,035
Oil, Gas & Consumable Fuels - 2.9%
Africa Oil Corp.	1,420,400	1,988,489
Antero Midstream GP LP	192,404	3,072,692
Antero Resources Corp. (a)	334,960	10,949,842
APA Corp.	227,322	5,148,843
Athabasca Oil Corp. (a)	1,111,500	4,068,739
Berry Corp.	6,500	26,520
Cameco Corp.	419,076	24,914,068
Cheniere Energy, Inc.	335,473	75,149,307
Chevron Corp.	1,312,765	212,576,036
Chord Energy Corp.	100	12,752
Civitas Resources, Inc.	27,547	1,429,138
Clean Energy Fuels Corp. (a)	185,492	571,315
CNX Resources Corp. (a)(e)	111,500	4,517,980
Comstock Resources, Inc. (e)	2,600	40,482
ConocoPhillips Co.	2,125,297	230,254,677
CONSOL Energy, Inc.	47,134	6,160,414
Coterra Energy, Inc.	308,700	8,248,464
CVR Energy, Inc.	100	1,935
Delek U.S. Holdings, Inc.	344,182	6,556,667
Devon Energy Corp.	299,199	11,354,602
Diamondback Energy, Inc.	132,104	23,460,349
Dorian LPG Ltd.	60,796	1,487,678
DT Midstream, Inc.	145,841	15,476,647
EOG Resources, Inc.	1,170,161	155,935,655
EQT Corp.	1,588,388	72,176,351
Expand Energy Corp.	85,037	8,415,262
Exxon Mobil Corp.	6,611,133	779,849,249
FutureFuel Corp.	72,353	376,959
Galp Energia SGPS SA	272,500	4,480,144
Green Plains, Inc. (a)	26,300	284,040
Gulfport Energy Corp. (a)	11,400	2,004,120
Hess Corp.	86,730	12,764,921
HF Sinclair Corp. (e)	543,834	22,259,126
Imperial Oil Ltd.	138,900	10,244,501
International Seaways, Inc.	1,089	42,471
Kinder Morgan, Inc.	764,700	21,618,069
Magnolia Oil & Gas Corp. Class A (e)	394,581	10,945,677
Marathon Petroleum Corp.	548,976	85,722,602
Matador Resources Co.	493,102	29,591,051
MEG Energy Corp.	357,500	6,442,431
Murphy Oil Corp.	374,802	12,169,821
Navigator Holdings Ltd.	156,037	2,443,539
New Fortress Energy, Inc. Class A (e)	764,321	8,155,305
Northern Oil & Gas, Inc. (e)	368,353	16,019,672
Occidental Petroleum Corp.	55,496	2,806,988
ONEOK, Inc.	322	36,579
Ovintiv, Inc.	523,405	23,773,055
Par Pacific Holdings, Inc. (a)	121,025	2,109,466
PBF Energy, Inc. Class A	46,177	1,454,114
Peabody Energy Corp.	600	14,310
Permian Resource Corp. Class A	1,296,529	20,303,644
Phillips 66 Co.	316,700	42,431,466
Plains GP Holdings LP Class A	123,510	2,472,670
Range Resources Corp.	93,000	3,323,820
Rex American Resources Corp. (a)	31,705	1,373,144
Scorpio Tankers, Inc.	160,252	8,118,366
Shell PLC ADR	606,461	39,262,285
SM Energy Co.	169,415	7,655,864
Suncor Energy, Inc.	197,000	7,777,560
Targa Resources Corp.	296,180	60,509,574
Texas Pacific Land Corp. (e)	33,202	53,126,188
The Williams Companies, Inc.	815,832	47,742,489
Valero Energy Corp.	446,274	62,067,788
Whitecap Resources, Inc.	1,183,116	8,601,253
		2,304,369,225
TOTAL ENERGY		2,515,666,260
FINANCIALS - 13.6%
Banks - 3.7%
1st Source Corp.	8,574	556,367
AIB Group PLC	465,328	2,532,437
Amalgamated Financial Corp.	6,124	218,198
Associated Banc-Corp.	255,305	6,814,090
Axos Financial, Inc. (a)	90,397	7,489,391
Bancorp, Inc., Delaware (a)(e)	93,495	5,462,913
Bank of America Corp.	12,071,659	573,524,519
Bank OZK (e)	58,199	2,908,204
Bank7 Corp.	3,615	172,291
BankUnited, Inc. (e)	377,935	15,899,725
Banner Corp.	156,399	11,665,801
Berkshire Hills Bancorp, Inc.	1,500	45,720
BOK Financial Corp.	2,800	332,836
Brookline Bancorp, Inc., Delaware	1,243	15,649
Byline Bancorp, Inc.	600	18,852
Capitol Federal Financial, Inc.	30,723	205,230
Citigroup, Inc.	2,644,512	187,416,565
Citizens Financial Group, Inc.	1,129,572	54,377,596
Coastal Financial Corp. of Washington (a)	2,668	204,235
Comerica, Inc.	162,117	11,712,953
Commerce Bancshares, Inc.	69,942	5,158,223
ConnectOne Bancorp, Inc.	34,099	937,723
CrossFirst Bankshares, Inc. (a)	9,397	162,662
Cullen/Frost Bankers, Inc.	57,348	8,064,276
Customers Bancorp, Inc. (a)	5,300	299,185
CVB Financial Corp.	800	18,736
Dime Community Bancshares, Inc.	1,233	44,240
East West Bancorp, Inc.	151,815	16,651,069
Enterprise Financial Services Corp.	12,896	781,369
Esquire Financial Holdings, Inc. (e)	11,401	885,744
Eurobank Ergasias Services and Holdings SA	1,656,562	3,512,981
FB Financial Corp. (e)	12,408	700,432
Fifth Third Bancorp	3,880,356	186,489,909
First Bancorp, Puerto Rico (e)	751,031	15,531,321
First Bancshares, Inc.	3,250	120,705
First Business Finance Services, Inc.	1,362	68,263
First Citizens Bancshares, Inc.	9,118	20,925,810
First Financial Bankshares, Inc.	6,208	258,749
First Foundation, Inc.	1,497	11,901
First Hawaiian, Inc.	423,600	11,695,596
First Horizon National Corp.	992,677	20,975,265
First Internet Bancorp	6,617	277,451
First of Long Island Corp.	2,353	34,048
Flushing Financial Corp.	1,452	25,758
FNB Corp., Pennsylvania	321,828	5,519,350
Glacier Bancorp, Inc.	25,548	1,478,974
Hancock Whitney Corp.	81,004	4,810,018
HarborOne Bancorp, Inc.	15,198	195,750
HDFC Bank Ltd. sponsored ADR	27,300	1,822,548
Heritage Commerce Corp.	12,009	127,536
Hilltop Holdings, Inc.	3,300	104,445
Home Bancshares, Inc.	4,400	139,744
HomeStreet, Inc.	1,820	21,622
HomeTrust Bancshares, Inc.	3,891	144,317
Horizon Bancorp, Inc. Indiana	13,357	244,300
Huntington Bancshares, Inc.	1,867,219	33,628,614
Independent Bank Corp.	4,299	161,771
Independent Bank Group, Inc.	3,386	226,591
JPMorgan Chase & Co.	2,842,499	709,828,850
Kearny Financial Corp.	126,624	1,002,862
KeyCorp	1,040,623	20,271,336
Live Oak Bancshares, Inc.	3,100	146,940
M&T Bank Corp.	74,542	16,398,495
Mercantile Bank Corp.	1,540	77,077
Metropolitan Bank Holding Corp. (a)	9,613	624,268
Midland States Bancorp, Inc.	6,274	168,457
MVB Financial Corp.	402	8,675
NB Bancorp, Inc.	57,846	1,165,018
Northfield Bancorp, Inc.	93,326	1,248,702
Northwest Bancshares, Inc.	2,200	32,296
OceanFirst Financial Corp.	77,011	1,592,587
Old National Bancorp, Indiana	670,247	15,522,921
Pathward Financial, Inc.	81,657	6,849,389
Pinnacle Financial Partners, Inc.	96,754	12,298,401
Piraeus Financial Holdings SA	552,800	2,032,696
PNC Financial Services Group, Inc.	155,149	33,313,593
Popular, Inc.	89,700	8,912,592
Preferred Bank, Los Angeles	21,969	2,072,336
Premier Financial Corp.	19,659	544,751
Prosperity Bancshares, Inc.	28,405	2,378,351
Provident Financial Services, Inc.	31,432	663,844
RBB Bancorp	3,616	86,278
Regions Financial Corp.	1,463,040	39,882,470
ServisFirst Bancshares, Inc. (e)	6,501	622,666
Southside Bancshares, Inc.	368	12,924
Texas Capital Bancshares, Inc. (a)	104,409	9,234,976
Tompkins Financial Corp.	854	65,169
Truist Financial Corp.	2,352,979	112,190,039
U.S. Bancorp	576,620	30,728,080
UMB Financial Corp.	23,215	2,913,250
United Bankshares, Inc., West Virginia	200	8,454
Univest Corp. of Pennsylvania	3,494	110,969
Valley National Bancorp	347,271	3,694,963
Webster Financial Corp.	247,527	15,292,218
Wells Fargo & Co.	7,896,943	601,510,148
Westamerica Bancorp.	47,184	2,700,340
Western Alliance Bancorp. (e)	314,073	29,400,374
Wintrust Financial Corp.	115,181	15,896,130
Zions Bancorporation NA	410,735	24,857,682
		2,950,192,135
Capital Markets - 2.8%
Ameriprise Financial, Inc.	94,309	54,130,537
Ares Management Corp. Class A,	352,581	62,311,640
Artisan Partners Asset Management, Inc. Class A, (e)	124,641	6,081,234
Bank of New York Mellon Corp.	1,173,760	96,095,731
BGC Group, Inc. Class A	333,408	3,247,394
BlackRock, Inc.	53,899	55,127,897
Blackstone, Inc.	221,997	42,421,407
BrightSphere Investment Group, Inc.	6,505	202,826
Brookfield Asset Management Ltd. Class A	80,906	4,624,587
Brookfield Corp. Class A	1,178,477	72,346,703
Carlyle Group LP	439,793	23,410,181
Cboe Global Markets, Inc.	286,369	61,812,749
Charles Schwab Corp.	3,653,080	302,328,901
CME Group, Inc.	133,807	31,846,066
Cohen & Steers, Inc. (e)	46,858	4,904,158
Coinshares International Ltd.	377,846	2,940,099
Diamond Hill Investment Group, Inc.	4,944	817,490
Digitalbridge Group, Inc. Class A	754,254	9,880,727
Donnelley Financial Solutions, Inc. (a)	4,309	259,617
Evercore, Inc. Class A	121,963	37,552,408
FactSet Research Systems, Inc.	35,761	17,546,850
Federated Hermes, Inc. Class B	228,423	9,765,083
Franklin Resources, Inc.	94,200	2,143,992
GCM Grosvenor, Inc. Class A	1,900	23,579
Goldman Sachs Group, Inc.	551,252	335,475,430
Hamilton Lane, Inc. Class A (e)	68,537	13,186,519
Houlihan Lokey Class A	113,758	21,510,500
Interactive Brokers Group, Inc.	136,318	26,049,007
Intercontinental Exchange, Inc.	303,140	48,793,414
Invesco Ltd.	939,748	17,000,041
Jefferies Financial Group, Inc.	552,600	43,732,764
KKR & Co., Inc. Class A	755,114	122,985,417
London Stock Exchange Group PLC	26,104	3,741,192
LPL Financial	44,260	14,391,139
Marex Group PLC	560,436	16,409,566
MarketAxess Holdings, Inc.	137,155	35,480,627
Moelis & Co. Class A	7,113	547,559
Moody's Corp.	97,265	48,630,555
Morgan Stanley	1,104,828	145,406,413
Morningstar, Inc.	380	134,577
MSCI, Inc.	15,101	9,206,023
NASDAQ, Inc.	299,444	24,850,858
Northern Trust Corp.	316,180	35,146,569
P10, Inc. Class A	613,180	8,645,838
Patria Investments Ltd.	12,678	151,629
PJT Partners, Inc. Class A (e)	39,343	6,584,444
Raymond James Financial, Inc.	54,900	9,293,472
Robinhood Markets, Inc. (a)	75,734	2,843,054
S&P Global, Inc.	124,039	64,811,618
SEI Investments Co.	513,047	42,393,074
State Street Corp.	713,900	70,326,289
StepStone Group, Inc. Class A	53,217	3,506,468
Stifel Financial Corp.	228,530	26,463,774
T. Rowe Price Group, Inc.	142,143	17,602,989
TPG, Inc. Class A	114,300	7,996,428
Tradeweb Markets, Inc. Class A	160,561	21,756,016
UBS Group AG (e)	203,341	6,576,048
Virtu Financial, Inc. Class A	708,081	26,418,502
XP, Inc. Class A	54,098	732,487
		2,180,602,156
Consumer Finance - 0.7%
Ally Financial, Inc.	74,985	2,997,900
American Express Co.	672,330	204,845,504
Atlanticus Holdings Corp. (a)	685	39,908
Capital One Financial Corp.	759,709	145,871,725
Discover Financial Services	257,222	46,925,009
Encore Capital Group, Inc. (a)	138,587	6,816,402
Enova International, Inc. (a)	131,177	13,840,485
EZCORP, Inc. (non-vtg.) Class A (a)(e)	106,485	1,363,008
FirstCash Holdings, Inc.	45,740	4,979,256
Green Dot Corp. Class A (a)	3,000	30,810
LendingClub Corp. (a)	3,700	61,568
LendingTree, Inc. (a)	7,438	328,834
MoneyLion, Inc. Class A (a)	81,773	7,498,584
Navient Corp. (e)	431,000	6,714,980
Nelnet, Inc. Class A	2,400	261,408
NerdWallet, Inc. (a)	2,000	28,000
OneMain Holdings, Inc.	187,700	10,764,595
PRA Group, Inc. (a)	8,313	176,236
PROG Holdings, Inc.	35,333	1,719,304
Regional Management Corp. (e)	3,003	91,682
SLM Corp. (e)	927,850	25,404,533
Synchrony Financial	483,700	32,659,424
World Acceptance Corp. (a)	300	36,276
		513,455,431
Financial Services - 4.0%
Affirm Holdings, Inc. Class A, (a)	91,578	6,411,376
Apollo Global Management, Inc.	971,267	170,000,863
AvidXchange Holdings, Inc. (a)	433,800	4,962,672
Banco Latinoamericano de Comer Series E	6,362	216,753
Berkshire Hathaway, Inc.:
Class A (a)	8	5,792,320
Class B (a)	1,310,415	632,956,653
Block, Inc. Class A (a)	1,817,694	160,956,804
Cannae Holdings, Inc.	666,794	14,469,430
Cass Information Systems, Inc.	18,886	847,415
Corebridge Financial, Inc.	1,351,059	43,733,780
Corpay, Inc. (a)	511,172	194,848,543
Enact Holdings, Inc.	28,800	1,014,048
Equitable Holdings, Inc.	607,826	29,315,448
Essent Group Ltd.	46,927	2,711,442
Euronet Worldwide, Inc. (a)	73,320	7,708,132
EVERTEC, Inc. (e)	198,324	7,139,664
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,400	298,858
Fidelity National Information Services, Inc.	1,426,029	121,640,274
Fiserv, Inc. (a)	566,436	125,159,699
Flywire Corp. (a)	349,890	7,946,002
Global Payments, Inc.	302,181	35,947,452
i3 Verticals, Inc. Class A (a)	279,404	6,929,219
International Money Express, Inc. (a)	69,310	1,460,362
Jack Henry & Associates, Inc.	69,480	12,240,986
MasterCard, Inc. Class A	1,283,246	683,893,123
MGIC Investment Corp.	21,973	577,011
Mr. Cooper Group, Inc. (a)	19,460	1,920,118
NCR Atleos Corp. (a)	463,013	15,191,457
NMI Holdings, Inc. (a)	7,721	308,763
PagSeguro Digital Ltd. (a)	165,314	1,213,405
Payoneer Global, Inc. (a)	991,557	10,817,887
PayPal Holdings, Inc. (a)	1,149,735	99,762,506
Radian Group, Inc.	604,619	21,639,314
Remitly Global, Inc. (a)	299,478	6,157,268
Rocket Companies, Inc. Class A (a)(e)	1,100	15,983
Sezzle, Inc. (a)(e)	5,153	2,185,027
Shift4 Payments, Inc. Class A (a)(e)	87,285	9,957,473
The Western Union Co.	205,800	2,265,858
Toast, Inc. (a)	100,019	4,354,827
UWM Holdings Corp. Class A	408,639	2,660,240
Velocity Financial, Inc. (a)	4,356	89,124
Visa, Inc. Class A	1,917,370	604,124,940
Voya Financial, Inc.	482,032	40,008,656
Walker & Dunlop, Inc.	81,509	8,980,662
WEX, Inc. (a)	424,230	80,035,232
		3,190,867,069
Insurance - 2.4%
AFLAC, Inc.	335,867	38,288,838
Allstate Corp.	343,479	71,234,110
AMBAC Financial Group, Inc. (a)	671,330	8,619,877
American Financial Group, Inc.	267,019	39,214,410
American International Group, Inc.	1,333,727	102,536,932
Amerisafe, Inc.	46,167	2,724,776
Aon PLC	353,869	138,553,868
Arch Capital Group Ltd.	341,744	34,420,456
Arthur J. Gallagher & Co.	404,215	126,212,092
Assurant, Inc.	13,800	3,133,980
Assured Guaranty Ltd.	177,104	16,520,261
Axis Capital Holdings Ltd.	505,587	47,039,814
Brighthouse Financial, Inc. (a)	25,417	1,328,547
Brookfield Wealth Solutions Lt (e)	6,648	408,121
Chubb Ltd.	518,599	149,735,089
Cincinnati Financial Corp.	142,077	22,708,167
CNA Financial Corp.	147,983	7,464,263
CNO Financial Group, Inc.	12,887	514,191
Direct Line Insurance Group PLC	956,053	2,856,412
Donegal Group, Inc. Class A	400	6,656
eHealth, Inc. (a)	3,207	18,120
Erie Indemnity Co. Class A	61,586	27,132,328
Everest Re Group Ltd.	127,593	49,449,943
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,017	7,107,402
Fidelis Insurance Holdings Ltd.	34,409	706,417
Fidelity National Financial, Inc.	72,300	4,583,097
First American Financial Corp.	12,900	904,935
Genworth Financial, Inc. Class A (a)	1,822,749	14,217,442
Globe Life, Inc.	173,707	19,323,167
Goosehead Insurance Class A (a)(e)	44,998	5,675,148
Hamilton Insurance Group Ltd.	248,993	4,750,786
Hanover Insurance Group, Inc.	67,096	11,071,511
Hartford Financial Services Group, Inc.	992,162	122,343,496
HCI Group, Inc. (e)	14,490	1,765,896
Kemper Corp.	221,456	15,831,889
Kinsale Capital Group, Inc. (e)	44,158	22,451,694
Lemonade, Inc. (a)(e)	10,600	549,186
Lincoln National Corp.	387,140	13,758,956
Loews Corp.	66,100	5,732,853
Markel Group, Inc. (a)	3,040	5,420,077
Marsh & McLennan Companies, Inc.	309,759	72,245,092
MBIA, Inc. (e)	6,400	44,096
MetLife, Inc.	1,916,495	169,092,354
Old Republic International Corp.	76,100	2,965,617
Oscar Health, Inc. Class A (a)	75,585	1,309,888
Palomar Holdings, Inc. (a)	5,575	603,773
Primerica, Inc.	70,454	21,329,949
Principal Financial Group, Inc.	89,500	7,794,555
Progressive Corp.	726,696	195,394,020
Prudential Financial, Inc.	304,428	39,396,027
Prudential PLC	120,496	987,548
Reinsurance Group of America, Inc.	72,614	16,585,038
RenaissanceRe Holdings Ltd.	108,531	31,056,146
RLI Corp. (e)	121,699	21,406,854
Selective Insurance Group, Inc.	3,442	351,394
Siriuspoint Ltd. (a)	258,007	3,978,468
The Baldwin Insurance Group, Inc. Class A, (a)	335,466	16,424,415
The Travelers Companies, Inc.	342,110	91,014,944
Universal Insurance Holdings, Inc.	46,867	1,060,600
Unum Group	529,509	40,719,242
W.R. Berkley Corp.	130,150	8,401,183
White Mountains Insurance Group Ltd.	12,811	25,749,982
Willis Towers Watson PLC	50,399	16,228,478
		1,930,454,866
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	8,900	85,974
Angel Oak Mortgage (REIT), Inc.	4,100	40,221
Annaly Capital Management, Inc.	806,064	16,064,856
BrightSpire Capital, Inc.	2,500	15,850
Cherry Hill Mortgage Investment Corp.	2,172	6,016
Chimera Investment Corp.	41,872	621,380
Granite Point Mortgage Trust, Inc.	81,008	287,578
KKR Real Estate Finance Trust, Inc.	27,952	325,082
Ladder Capital Corp. Class A	52,000	616,720
Nexpoint Real Estate Finance, Inc.	100	1,777
Rithm Capital Corp.	23,400	263,250
Rithm Property Trust, Inc.	7,216	21,937
Starwood Property Trust, Inc.	300	6,111
TPG RE Finance Trust, Inc.	22,985	209,853
		18,566,605
TOTAL FINANCIALS		10,784,138,262
HEALTH CARE - 9.4%
Biotechnology - 1.9%
4D Molecular Therapeutics, Inc. (a)(e)	13,493	105,785
AbbVie, Inc.	2,700,638	494,027,709
ACADIA Pharmaceuticals, Inc. (a)	188,944	3,083,566
ADMA Biologics, Inc. (a)	51,621	1,038,098
Agios Pharmaceuticals, Inc. (a)	241,659	14,352,128
Akero Therapeutics, Inc. (a)	3,272	105,031
Alnylam Pharmaceuticals, Inc. (a)(e)	43,685	11,055,363
ALX Oncology Holdings, Inc. (a)	2,500	3,700
Amgen, Inc.	434,966	123,038,832
Amicus Therapeutics, Inc. (a)	199,499	1,991,000
AnaptysBio, Inc. (a)(e)	44,293	1,105,553
Apellis Pharmaceuticals, Inc. (a)	66,998	2,273,242
Arcellx, Inc. (a)	1,085	95,556
Arcturus Therapeutics Holdings, Inc. (a)(e)	42,484	779,157
Arcus Biosciences, Inc. (a)	7,160	110,550
Arcutis Biotherapeutics, Inc. (a)	200	2,608
Ardelyx, Inc. (a)	90,800	514,836
Argenx SE ADR (a)	15,400	9,494,870
Ascendis Pharma A/S sponsored ADR (a)	36,425	4,956,714
Avid Bioservices, Inc. (a)	371	4,556
Avidity Biosciences, Inc. (a)	51,268	2,206,062
BeiGene Ltd. ADR (a)	45,200	9,718,000
BioCryst Pharmaceuticals, Inc. (a)	129,699	972,743
Biogen, Inc. (a)	290,151	46,606,955
BioMarin Pharmaceutical, Inc. (a)	403,841	26,665,621
Biomea Fusion, Inc. (a)(e)	200	1,448
BioNTech SE ADR (a)	14,000	1,657,460
Blueprint Medicines Corp. (a)	54,052	5,209,532
BridgeBio Pharma, Inc. (a)	12,427	336,647
CareDx, Inc. (a)	8,870	217,670
Cargo Therapeutics, Inc. (a)(e)	68,800	1,250,784
Catalyst Pharmaceutical Partners, Inc. (a)	84,866	1,872,993
Celldex Therapeutics, Inc. (a)(e)	56,219	1,542,649
Crinetics Pharmaceuticals, Inc. (a)	262,156	14,995,323
CRISPR Therapeutics AG (a)(e)	16,658	852,390
Cytokinetics, Inc. (a)(f)	163,834	8,496,431
Day One Biopharmaceuticals, Inc. (a)(e)	57,569	801,936
Denali Therapeutics, Inc. (a)(e)	63,708	1,592,700
Design Therapeutics, Inc. (a)	6,500	39,000
Dynavax Technologies Corp. (a)	35,324	454,267
Dyne Therapeutics, Inc. (a)	31,891	976,184
Enanta Pharmaceuticals, Inc. (a)	25,007	215,060
Exact Sciences Corp. (a)(e)	326,866	20,291,841
Exelixis, Inc. (a)	281,525	10,264,402
Fate Therapeutics, Inc. (a)	10,571	33,510
Foghorn Therapeutics, Inc. (a)	565	4,514
Generation Bio Co. (a)	600	912
Gilead Sciences, Inc.	1,180,484	109,289,209
Halozyme Therapeutics, Inc. (a)	211,965	10,216,713
Heron Therapeutics, Inc. (a)	10,171	12,103
Ideaya Biosciences, Inc. (a)	47,390	1,296,590
Incyte Corp. (a)	97,700	7,287,443
Insmed, Inc. (a)	173,694	13,054,841
Intellia Therapeutics, Inc. (a)(e)	67,765	1,058,489
Ionis Pharmaceuticals, Inc. (a)(e)	70,210	2,508,603
iTeos Therapeutics, Inc. (a)	51,670	441,779
Keros Therapeutics, Inc. (a)	36,500	2,107,510
Kiniksa Pharmaceuticals Intern (a)(e)	45,012	993,865
Kodiak Sciences, Inc. (a)	13,374	89,205
Kura Oncology, Inc. (a)	18,329	202,352
Kymera Therapeutics, Inc. (a)	8,334	390,448
Legend Biotech Corp. ADR (a)	140,000	5,889,800
MannKind Corp. (a)	25,000	169,500
Mersana Therapeutics, Inc. (a)	27,500	62,700
Merus BV (a)	82,413	3,695,399
MiMedx Group, Inc. (a)	16,000	148,000
Mirum Pharmaceuticals, Inc. (a)	100	4,622
Moderna, Inc. (a)	13,862	596,898
Moonlake Immunotherapeutics Class A (a)(e)	35,000	1,905,050
Myriad Genetics, Inc. (a)	45,161	734,769
Natera, Inc. (a)	99,301	16,660,722
Neurocrine Biosciences, Inc. (a)	110,827	14,047,322
Novavax, Inc. (a)(e)	41,100	358,392
Nurix Therapeutics, Inc. (a)	75,390	1,666,873
Nuvalent, Inc. Class A (a)	5,622	543,535
PMV Pharmaceuticals, Inc. (a)	13,869	22,468
Protagonist Therapeutics, Inc. (a)	2,400	105,120
PTC Therapeutics, Inc. (a)	45,285	1,987,106
Puma Biotechnology, Inc. (a)	2,500	8,475
PureTech Health PLC (a)	2,048,481	4,347,792
RAPT Therapeutics, Inc. (a)	26,125	32,918
Regeneron Pharmaceuticals, Inc. (a)	240,437	180,380,646
REGENXBIO, Inc. (a)	12,606	125,052
Relay Therapeutics, Inc. (a)	59,192	278,202
Repare Therapeutics, Inc. (a)	3,460	11,349
Repligen Corp. (a)	135,965	20,468,171
Replimune Group, Inc. (a)	3,700	52,096
Revolution Medicines, Inc. (a)	38,921	2,251,580
Sage Therapeutics, Inc. (a)	25,500	139,485
Sarepta Therapeutics, Inc. (a)	347,536	46,340,450
Solid Biosciences, Inc. (a)	700	3,990
SpringWorks Therapeutics, Inc. (a)(e)	292,144	12,118,133
Sutro Biopharma, Inc. (a)	200	530
Syndax Pharmaceuticals, Inc. (a)	28,052	469,029
Tango Therapeutics, Inc. (a)	5,187	20,437
Tenaya Therapeutics, Inc. (a)	2,502	8,932
TG Therapeutics, Inc. (a)(e)	60,221	2,095,691
Travere Therapeutics, Inc. (a)	11,787	221,713
Twist Bioscience Corp. (a)	2,488	122,360
Ultragenyx Pharmaceutical, Inc. (a)	294,421	14,023,272
United Therapeutics Corp. (a)	135,799	50,312,172
Vanda Pharmaceuticals, Inc. (a)	150,275	773,916
Vaxcyte, Inc. (a)(e)	59,926	5,653,419
Veracyte, Inc. (a)(e)	285,088	12,244,530
Vericel Corp. (a)	9,093	528,667
Vertex Pharmaceuticals, Inc. (a)	338,869	158,634,745
Verve Therapeutics, Inc. (a)(e)	15,057	84,470
Viking Therapeutics, Inc. (a)(e)	24,232	1,282,842
Vir Biotechnology, Inc. (a)(e)	38,494	306,412
Voyager Therapeutics, Inc. (a)	9,892	67,859
Xenon Pharmaceuticals, Inc. (a)	50,000	2,131,500
		1,538,504,149
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	961,879	114,242,369
Abiomed, Inc. (a)(d)	14,700	31,752
Align Technology, Inc. (a)	7,714	1,795,588
Angiodynamics, Inc. (a)	55,330	383,437
Atricure, Inc. (a)	831	30,049
Avanos Medical, Inc. (a)	600	11,496
Bausch + Lomb Corp. (a)	225,488	4,469,172
Baxter International, Inc.	222,000	7,483,620
Becton, Dickinson & Co.	354,991	78,772,503
Boston Scientific Corp. (a)	2,252,063	204,172,032
Cerus Corp. (a)	27,600	51,060
ClearPoint Neuro, Inc. (a)	100	1,237
CVRx, Inc. (a)	660	10,111
Dentsply Sirona, Inc.	41,256	810,680
DexCom, Inc. (a)	91,900	7,167,281
Edwards Lifesciences Corp. (a)	255,130	18,203,526
Embecta Corp.	385,759	8,035,360
Enovis Corp. (a)	102,061	4,981,597
Envista Holdings Corp. (a)	53,390	1,190,063
Establishment Labs Holdings, Inc. (a)(e)	94,145	4,320,314
GE Healthcare Technologies, Inc.	191,897	15,969,668
Glaukos Corp. (a)	34,000	4,884,100
Globus Medical, Inc. Class A (a)	251,956	21,569,953
Hologic, Inc. (a)	505,940	40,222,230
IDEXX Laboratories, Inc. (a)	27,730	11,695,128
InMode Ltd. (a)	199,694	3,900,024
Inspire Medical Systems, Inc. (a)	24,934	4,806,278
Insulet Corp. (a)	80,693	21,527,279
Integra LifeSciences Holdings Corp. (a)	339,009	8,332,841
Intuitive Surgical, Inc. (a)	316,794	171,702,348
IRadimed Corp.	1,788	96,427
Lantheus Holdings, Inc. (a)	403,612	36,030,443
LeMaitre Vascular, Inc.	47,518	5,083,951
Masimo Corp. (a)(e)	65,000	11,215,100
Medtronic PLC	772,779	66,876,295
Merit Medical Systems, Inc. (a)	67,258	6,988,106
Neogen Corp. (a)(e)	603,020	8,550,824
Nevro Corp. (a)	90,600	416,760
Novocure Ltd. (a)	114,133	2,287,225
Omnicell, Inc. (a)	54,453	2,536,965
OraSure Technologies, Inc. (a)	36,900	140,220
OrthoPediatrics Corp. (a)	173,826	4,515,999
Penumbra, Inc. (a)	98,806	24,120,521
Pulmonx Corp. (a)	9,262	59,740
QuidelOrtho Corp. (a)	31,373	1,286,293
ResMed, Inc.	69,779	17,376,367
Sight Sciences, Inc. (a)	644	2,570
Smith & Nephew PLC sponsored ADR (e)	337,782	8,708,020
Solventum Corp.	141,113	10,090,991
Staar Surgical Co. (a)	4,247	123,588
STERIS PLC	55,014	12,051,367
Stryker Corp.	794,047	311,385,531
SurModics, Inc. (a)	9,100	358,995
Tandem Diabetes Care, Inc. (a)	39,969	1,224,250
Teleflex, Inc.	47,860	9,229,801
The Cooper Companies, Inc. (a)	232,797	24,317,975
Utah Medical Products, Inc.	5,913	385,823
Varex Imaging Corp. (a)	12,100	201,828
Zimmer Biomet Holdings, Inc.	371,640	41,660,844
Zimvie, Inc. (a)	6,900	101,844
		1,368,197,759
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	448,276	18,213,454
Accolade, Inc. (a)	17,200	66,392
Addus HomeCare Corp. (a)	9,090	1,116,616
agilon health, Inc. (a)(e)	901,666	1,884,482
AMN Healthcare Services, Inc. (a)	108,213	2,816,784
Brookdale Senior Living, Inc. (a)	10,492	59,595
Cardinal Health, Inc.	366,429	44,792,281
Castle Biosciences, Inc. (a)(e)	448,016	13,565,924
Cencora, Inc.	355,023	89,306,036
Centene Corp. (a)	438,548	26,312,880
Chemed Corp.	70,452	40,326,020
Cigna Group	442,813	149,582,231
Clover Health Investments Corp. (a)	23,315	81,136
Community Health Systems, Inc. (a)	8,400	28,896
Concentra Group Holdings Parent, Inc. (e)	5,282	115,253
Corvel Corp. (a)	16,300	5,956,020
Cross Country Healthcare, Inc. (a)	48,017	516,663
CVS Health Corp.	857,100	51,297,435
DaVita, Inc. (a)	140,189	23,295,206
Elevance Health, Inc.	154,992	63,075,544
Encompass Health Corp.	243,188	25,033,773
Enhabit Home Health & Hospice (a)	1,698	13,126
GeneDx Holdings Corp. Class A (a)	85,222	6,680,553
Guardant Health, Inc. (a)	55,128	1,963,108
HCA Holdings, Inc.	347,894	113,837,875
HealthEquity, Inc. (a)	112,330	11,405,988
Henry Schein, Inc. (a)	39,300	3,028,065
Hims & Hers Health, Inc. Class A (a)(e)	8,791	283,246
Humana, Inc.	64,896	19,233,876
Labcorp Holdings, Inc.	30,200	7,283,032
LifeStance Health Group, Inc. (a)	340,000	2,556,800
McKesson Corp.	277,740	174,559,590
Modivcare, Inc. (a)	26	489
Molina Healthcare, Inc. (a)	90,642	27,002,252
Nano-X Imaging Ltd. (a)(e)	26,798	173,115
National Research Corp. Class A	25,111	493,682
Owens & Minor, Inc. (a)	26,148	352,214
Patterson Companies, Inc.	236,765	5,088,080
Pediatrix Medical Group, Inc. (a)(e)	449,361	6,722,441
Privia Health Group, Inc. (a)	222,882	4,787,505
Progyny, Inc. (a)	30,940	481,736
Quest Diagnostics, Inc.	145,800	23,715,828
RadNet, Inc. (a)	223,924	18,308,026
Select Medical Holdings Corp. (e)	6,546	138,186
Surgery Partners, Inc. (a)(e)	231,730	5,524,443
Tenet Healthcare Corp. (a)	368,813	52,622,239
UnitedHealth Group, Inc.	1,242,909	758,423,072
Universal Health Services, Inc. Class B	275,719	56,522,395
		1,858,643,583
Health Care Technology - 0.1%
Definitive Healthcare Corp. (a)	2,400	11,352
Doximity, Inc. Class A (a)	515,839	27,339,467
Health Catalyst, Inc. (a)	570,246	5,035,272
HealthStream, Inc. (e)	42,817	1,417,243
Lifemd, Inc. (a)	3,400	22,406
OptimizeRx Corp. (a)	1,464	7,979
Phreesia, Inc. (a)	106,359	2,236,730
Simulations Plus, Inc. (e)	26,156	830,976
Teladoc Health, Inc. (a)	100,483	1,203,786
Veeva Systems, Inc. Class A (a)	20,000	4,557,000
		42,662,211
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. Class A (a)	220,300	3,502,770
Agilent Technologies, Inc.	251,084	34,642,059
Avantor, Inc. (a)	671,925	14,150,741
Azenta, Inc. (a)(e)	227,779	10,525,668
Bio-Rad Laboratories, Inc. Class A (a)	48,229	16,423,421
Bio-Techne Corp.	7,687	579,292
Bruker Corp.	73,363	4,251,386
Charles River Laboratories International, Inc. (a)	17,946	3,572,331
ChromaDex, Inc. (a)	68,797	531,113
CryoPort, Inc. (a)	1,900	13,452
Danaher Corp.	774,339	185,601,315
Gerresheimer AG	91,817	7,247,963
ICON PLC (a)	144,766	30,437,052
Illumina, Inc. (a)	100,848	14,537,239
Inotiv, Inc. (a)	6,100	22,326
IQVIA Holdings, Inc. (a)	3,200	642,688
Lonza Group AG ADR (e)	91,100	5,455,068
Maravai LifeSciences Holdings, Inc. Class A (a)	559,077	3,169,967
MaxCyte, Inc. (a)	669,236	2,375,788
Medpace Holdings, Inc. (a)	93,566	31,871,387
Mettler-Toledo International, Inc. (a)	25,747	32,214,646
QIAGEN NV	11,294	490,498
Quanterix Corp. (a)	1,558,499	19,216,293
Revvity, Inc.	69,610	8,084,505
Seer, Inc. (a)	53,794	132,871
Sotera Health Co. (a)	322,735	4,250,420
Thermo Fisher Scientific, Inc.	814,314	431,285,124
Waters Corp. (a)	1,690	650,177
West Pharmaceutical Services, Inc.	2,000	651,360
		866,528,920
Pharmaceuticals - 2.3%
Amneal Intermediate, Inc. Class A, (a)	3,244	26,828
Amphastar Pharmaceuticals, Inc. (a)	165,599	7,483,419
Amylyx Pharmaceuticals, Inc. (a)	1,200	6,648
Arvinas Holding Co. LLC (a)	57,586	1,538,698
AstraZeneca PLC sponsored ADR	482,079	32,598,182
Atea Pharmaceuticals, Inc. (a)	112,612	385,133
Axsome Therapeutics, Inc. (a)	200	19,644
Bristol-Myers Squibb Co.	2,887,700	171,009,594
Corcept Therapeutics, Inc. (a)(e)	267,369	15,421,844
CorMedix, Inc. (a)(e)	20,000	197,200
Edgewise Therapeutics, Inc. (a)	10,182	336,006
Elanco Animal Health, Inc. (a)	2,463,635	32,544,618
Eli Lilly & Co.	849,377	675,551,997
Evolus, Inc. (a)	3,800	52,022
Fulcrum Therapeutics, Inc. (a)(e)	58,935	226,900
GSK PLC sponsored ADR	206,829	7,059,074
Harmony Biosciences Holdings, Inc. (a)	22,809	790,788
Innoviva, Inc. (a)	800	15,192
Intra-Cellular Therapies, Inc. (a)	151,792	13,000,985
Jazz Pharmaceuticals PLC (a)	161,348	19,618,303
Johnson & Johnson	2,222,330	344,483,373
Merck & Co., Inc.	2,304,592	234,238,731
Novartis AG sponsored ADR	135,726	14,355,739
Novo Nordisk A/S Series B sponsored ADR	286,997	30,651,280
Nuvation Bio, Inc. Class A (a)(e)	42,169	122,290
Organon & Co.	184,800	2,932,776
Pacira Biosciences, Inc. (a)	8,900	150,499
Paratek Pharmaceuticals, Inc. rights (a)(d)	2,400	0
Pfizer, Inc.	2,619,983	68,669,754
Phathom Pharmaceuticals, Inc. (a)(e)	786,345	6,974,880
Phibro Animal Health Corp. Class A	4,917	114,910
Prestige Consumer Healthcare, Inc. (a)(e)	124,776	10,577,262
Roche Holding AG sponsored ADR	308,747	11,188,991
Royalty Pharma PLC Class A	313,405	8,355,377
Sanofi SA sponsored ADR	271,900	13,184,431
Septerna, Inc.	28,767	727,517
Structure Therapeutics, Inc. ADR (a)	36,709	1,216,903
Supernus Pharmaceuticals, Inc. (a)	150,064	5,487,840
Tarsus Pharmaceuticals, Inc. (a)	3,400	178,330
Terns Pharmaceuticals, Inc. (a)	129	805
Third Harmonics Bio, Inc. (a)	100	1,276
UCB SA	41,500	8,128,547
Verona Pharma PLC ADR (a)	269,095	10,664,235
Viatris, Inc.	1,818,486	23,803,982
Zoetis, Inc. Class A	322,691	56,551,598
		1,830,644,401
TOTAL HEALTH CARE		7,505,181,023
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.6%
AerSale Corp. (a)(e)	500	3,150
Astronics Corp. (a)	1,000	16,150
Axon Enterprise, Inc. (a)	4,355	2,817,511
BWX Technologies, Inc.	136,855	17,907,477
Curtiss-Wright Corp.	74,222	27,731,566
Ducommun, Inc. (a)	6,168	413,256
GE Aerospace	769,783	140,223,671
General Dynamics Corp.	38,151	10,835,266
HEICO Corp. Class A	106,737	22,535,383
Hexcel Corp.	53,900	3,416,721
Howmet Aerospace, Inc.	1,199,316	141,975,028
Huntington Ingalls Industries, Inc.	55,076	10,900,642
Kratos Defense & Security Solutions, Inc. (a)	667,877	18,092,788
L3Harris Technologies, Inc.	191,343	47,118,214
Lockheed Martin Corp.	225,087	119,163,309
Mercury Systems, Inc. (a)	347,378	14,287,657
Moog, Inc. Class A	3,802	841,269
Northrop Grumman Corp.	226,999	111,150,060
Park Aerospace Corp.	2,759	42,240
Rheinmetall AG ADR	32,032	4,207,083
RTX Corp.	1,217,368	148,311,943
StandardAero, Inc.	20,629	591,227
Textron, Inc.	335,354	28,716,363
Thales SA ADR	37,328	1,114,987
The Boeing Co. (a)	1,514,247	235,374,554
TransDigm Group, Inc.	131,676	164,986,078
Triumph Group, Inc. (a)	5,500	105,875
V2X, Inc. (a)	11,138	671,065
Woodward, Inc.	108,618	19,585,998
		1,293,136,531
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	807,891	17,741,286
C.H. Robinson Worldwide, Inc.	293,745	31,013,597
Expeditors International of Washington, Inc.	191,736	23,322,767
FedEx Corp.	247,728	74,979,834
GXO Logistics, Inc. (a)	259,442	15,781,857
Hub Group, Inc. Class A	1,100	56,804
United Parcel Service, Inc. Class B	254,110	34,487,809
		197,383,954
Building Products - 0.8%
A.O. Smith Corp.	469,302	34,958,306
Advanced Drain Systems, Inc.	36,622	4,954,590
Allegion PLC	190,446	26,822,415
American Woodmark Corp. (a)	1,528	138,712
Armstrong World Industries, Inc.	112,698	18,012,521
Builders FirstSource, Inc. (a)	104,847	19,550,820
Carrier Global Corp.	1,782,937	137,945,836
Daikin Industries Ltd. ADR	97,831	1,180,820
Fortune Brands Innovations, Inc.	159,422	12,482,743
Gibraltar Industries, Inc. (a)	61,388	4,446,947
Griffon Corp.	3,700	311,910
Janus International Group, Inc. (a)	113,009	845,307
Johnson Controls International PLC	451,384	37,853,062
Masco Corp.	306,639	24,702,838
MasterBrand, Inc. (a)	233,401	4,037,837
Owens Corning	180,886	37,193,779
Resideo Technologies, Inc. (a)	460	12,503
Tecnoglass, Inc. (e)	87,777	7,114,326
The AZEK Co., Inc. Class A, (a)	528,585	28,078,435
Trane Technologies PLC	563,583	234,574,516
Trex Co., Inc. (a)	130,671	9,804,245
UFP Industries, Inc.	19,000	2,582,100
Zurn Elkay Water Solutions Cor (e)	131,003	5,216,539
		652,821,107
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	182,655	10,442,386
ACV Auctions, Inc. Class A (a)	679,394	15,367,892
Brady Corp. Class A	86,664	6,490,267
BrightView Holdings, Inc. (a)	205,398	3,512,306
Casella Waste Systems, Inc. Class A (a)	131,292	14,863,567
Cintas Corp.	202,574	45,739,183
Civeo Corp.	2,473	57,819
Clean Harbors, Inc. (a)	67,333	17,512,640
Copart, Inc. (a)	936,019	59,334,244
CoreCivic, Inc. (a)	834,541	18,635,301
Deluxe Corp.	215,300	4,988,501
Ennis, Inc.	46,329	988,198
Enviri Corp. (a)	50,100	370,740
Healthcare Services Group, Inc. (a)	28,912	356,774
Interface, Inc. (e)	275,759	7,321,401
Millerknoll, Inc. (e)	384,213	9,659,115
MSA Safety, Inc.	69,654	12,106,562
OpenLane, Inc. (a)	518,115	10,465,923
Rentokil Initial PLC ADR	377,579	9,643,368
Republic Services, Inc.	40,478	8,836,347
Rollins, Inc.	7,367	370,781
Steelcase, Inc. Class A	400	5,388
Tetra Tech, Inc.	51,861	2,152,750
The Brink's Co.	127,742	12,353,929
UniFirst Corp.	94,740	19,030,424
Veralto Corp.	88,414	9,565,511
Vestis Corp.	4,168	67,021
Viad Corp. (a)	128,400	5,742,048
Waste Connections, Inc. (United States)	183,044	35,230,479
Waste Management, Inc.	213,294	48,677,957
		389,888,822
Construction & Engineering - 0.3%
AECOM	3,500	409,395
API Group Corp. (a)	407,103	15,380,351
Argan, Inc.	30,848	4,810,437
Comfort Systems U.S.A., Inc. (e)	85,352	42,101,581
Dycom Industries, Inc. (a)	15,554	2,817,763
EMCOR Group, Inc.	108,832	55,517,380
Everus Construction Group, Inc.	24,695	1,572,084
Fluor Corp. (a)	236,321	13,264,698
IES Holdings, Inc. (a)	11,222	3,477,193
Limbach Holdings, Inc. (a)	42,390	4,217,381
MasTec, Inc. (a)	101,886	14,677,697
Matrix Service Co. (a)	145,810	1,933,441
MYR Group, Inc. (a)	20,533	3,242,161
Orion Group Holdings, Inc. (a)	411,267	3,586,248
Primoris Services Corp.	139,070	11,641,550
Quanta Services, Inc.	21,600	7,441,632
Sterling Construction Co., Inc. (a)	64,329	12,508,774
Willscot Holdings Corp. (a)	869,247	33,240,005
		231,839,771
Electrical Equipment - 0.5%
Acuity Brands, Inc.	137,617	44,132,396
Allient, Inc.	4,400	114,268
AMETEK, Inc.	492,311	95,695,412
Atkore, Inc.	122,685	11,570,422
Eaton Corp. PLC	41,600	15,617,472
Emerson Electric Co.	213,745	28,342,587
EnerSys	19,690	1,903,235
Fluence Energy, Inc. Class A (a)	100	1,881
GE Vernova LLC	250,185	83,591,812
Generac Holdings, Inc. (a)	91,582	17,235,732
Hubbell, Inc.	64,700	29,767,823
Nextracker, Inc. Class A (a)	19,400	740,304
nVent Electric PLC	89,584	7,015,323
Powell Industries, Inc. (e)	17,835	4,768,722
Power Solutions International, Inc. (a)(e)	170,050	5,229,038
Regal Rexnord Corp.	64,930	11,214,060
Rockwell Automation, Inc.	128,929	38,052,105
Sensata Technologies PLC	85,100	2,735,114
SES AI Corp. Class A (a)	18,000	6,304
Vertiv Holdings Co.	254,729	32,503,420
Vicor Corp. (a)	700	37,247
		430,274,677
Ground Transportation - 1.0%
ArcBest Corp.	102,243	11,786,573
Covenant Transport Group, Inc. Class A	3,654	212,224
CSX Corp.	8,225,663	300,647,983
Heartland Express, Inc.	900	11,493
J.B. Hunt Transport Services, Inc.	1,500	283,665
Knight-Swift Transportation Holdings, Inc.	489,119	29,034,104
Landstar System, Inc.	63,762	11,854,631
Lyft, Inc. (a)	119,311	2,071,239
Marten Transport Ltd.	4,700	81,686
Norfolk Southern Corp.	303,269	83,656,754
Old Dominion Freight Lines, Inc.	288,792	65,018,631
Ryder System, Inc.	868	146,553
Saia, Inc. (a)	50,788	28,902,435
U-Haul Holding Co. (a)(e)	5,200	367,484
U-Haul Holding Co. Class N	60,600	3,783,864
Uber Technologies, Inc. (a)	2,248,531	161,804,291
Union Pacific Corp.	404,837	99,047,420
XPO, Inc. (a)	21,297	3,245,876
		801,956,906
Industrial Conglomerates - 0.5%
3M Co.	773,819	103,328,051
Honeywell International, Inc.	1,085,164	252,767,251
		356,095,302
Machinery - 1.9%
AGCO Corp.	193,500	19,584,135
Albany International Corp. Class A	300	24,870
Allison Transmission Holdings, Inc.	406,445	48,163,733
Atmus Filtration Technologies, Inc.	32,145	1,391,557
Blue Bird Corp. (a)	89,585	3,641,630
Caterpillar, Inc.	348,105	141,368,922
Chart Industries, Inc. (a)(e)	140,111	27,076,451
CNH Industrial NV Class A (e)	1,425,054	17,898,678
Commercial Vehicle Group, Inc. (a)	3,700	8,917
Cummins, Inc.	285,360	107,021,414
Deere & Co.	219,335	102,188,177
Donaldson Co., Inc.	275,319	21,488,648
Dover Corp.	253,177	52,129,144
Energy Recovery, Inc. (a)	19,323	300,666
Enerpac Tool Group Corp. Class A	9,600	463,296
ESAB Corp.	211,419	27,289,965
Federal Signal Corp.	122,724	11,954,545
Flowserve Corp.	225,764	13,776,119
Fortive Corp.	600,918	47,670,825
Franklin Electric Co., Inc.	400	43,320
Gates Industrial Corp. PLC (a)	813,912	18,036,290
Graco, Inc.	398,368	36,283,357
Hillenbrand, Inc.	300	10,209
Hyliion Holdings Corp. Class A (a)	7,788	28,738
Hyster-Yale Materials Handling, Inc. Class A	900	50,616
IDEX Corp.	211,469	48,771,095
Illinois Tool Works, Inc.	188,597	52,339,439
Ingersoll Rand, Inc.	1,632,100	170,015,857
ITT, Inc.	115,227	17,989,239
John Bean Technologies Corp. (e)	87,796	11,064,052
Kennametal, Inc. (e)	51,955	1,491,109
Lincoln Electric Holdings, Inc.	101,465	22,168,073
Luxfer Holdings PLC sponsored	5,726	82,225
Manitowoc Co., Inc. (a)	47,307	502,873
Middleby Corp. (a)	173,749	24,913,869
Miller Industries, Inc.	69,513	5,117,547
Mueller Industries, Inc.	178,700	14,433,599
Mueller Water Products, Inc.	27,220	681,589
Nordson Corp.	29,000	7,568,710
Oshkosh Corp.	256,439	29,134,035
Otis Worldwide Corp.	1,038,542	106,949,055
PACCAR, Inc.	360,730	42,205,410
Parker Hannifin Corp.	100,135	70,384,892
Pentair PLC	125,870	13,718,571
Proto Labs, Inc. (a)	2,624	108,083
RBC Bearings, Inc. (a)	45,039	15,093,019
REV Group, Inc. (e)	69,390	2,152,478
Shyft Group, Inc. (The)	34,541	487,028
Snap-On, Inc.	178,670	66,052,512
Standex International Corp.	20,371	4,234,927
Stanley Black & Decker, Inc.	663,604	59,359,378
Taylor Devices, Inc. (a)	200	9,616
Tennant Co.	827	73,082
Timken Co.	90,600	7,016,970
Toro Co.	88,598	7,715,114
Trinity Industries, Inc.	9,192	346,538
Wabash National Corp.	75,400	1,495,182
Watts Water Technologies, Inc. Class A	46,851	10,109,977
Westinghouse Air Brake Tech Co.	17,126	3,435,818
Xylem, Inc.	29,500	3,739,125
		1,518,854,308
Marine Transportation - 0.0%
Kirby Corp. (a)	39,637	5,014,477
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	4,754	250,060
Delta Air Lines, Inc.	1,078,062	68,801,917
JetBlue Airways Corp. (a)	62,873	375,352
SkyWest, Inc. (a)	21,008	2,410,458
Southwest Airlines Co. (e)	100	3,236
United Airlines Holdings, Inc. (a)	432,090	41,839,275
		113,680,298
Professional Services - 0.6%
Alight, Inc. Class A (e)	1,183,144	9,465,152
Amentum Holdings, Inc.	285,485	6,951,560
Automatic Data Processing, Inc.	28,293	8,683,970
Barrett Business Services, Inc.	43,257	1,856,158
Booz Allen Hamilton Holding Corp. Class A	119,746	17,743,962
Broadridge Financial Solutions, Inc.	57,700	13,618,354
CACI International, Inc. (a)	74,686	34,346,598
CSG Systems International, Inc.	144,500	7,920,045
Dayforce, Inc. (a)(e)	285,844	22,864,662
Dun & Bradstreet Holdings, Inc.	1,053,517	13,379,666
Equifax, Inc.	91,126	23,834,917
ExlService Holdings, Inc. (a)	631,008	29,253,531
Exponent, Inc. (e)	90,343	8,917,758
Forrester Research, Inc. (a)	172,011	2,967,190
Franklin Covey Co. (a)	20,341	740,006
FTI Consulting, Inc. (a)	5,443	1,102,316
Genpact Ltd. (e)	315,188	14,549,078
IBEX Ltd. (a)	11,697	239,789
ICF International, Inc.	2,000	277,140
Insperity, Inc.	89,253	7,037,599
KBR, Inc.	58,484	3,557,582
Kforce, Inc.	31,351	1,880,746
LegalZoom.com, Inc. (a)	54,500	432,185
Leidos Holdings, Inc.	137,547	22,750,274
ManpowerGroup, Inc.	181,672	11,694,227
Maximus, Inc.	100,641	7,497,755
Parsons Corp. (a)(e)	54,200	5,198,322
Paycom Software, Inc.	85,716	19,879,255
Paylocity Holding Corp. (a)	218,501	45,347,698
Planet Labs PBC Class A (a)(e)	84,400	331,692
Robert Half, Inc.	373,419	27,860,792
Science Applications International Corp.	56,330	6,999,003
SS&C Technologies Holdings, Inc.	79,863	6,176,604
TransUnion	160,197	16,259,996
TriNet Group, Inc.	8,438	788,362
TrueBlue, Inc. (a)	29,655	223,006
Ttec Holdings, Inc.	7,200	37,296
Verisk Analytics, Inc.	74,500	21,918,645
Verra Mobility Corp. Class A (a)	350,063	8,282,491
Willdan Group, Inc. (a)	11,842	517,614
WNS Holdings Ltd.	131,436	7,127,774
		440,510,770
Trading Companies & Distributors - 0.3%
AerCap Holdings NV	43,394	4,311,628
Alta Equipment Group, Inc. (e)	461,249	3,648,480
Applied Industrial Technologies, Inc.	116,342	31,961,474
BlueLinx Corp. (a)	25,867	3,251,482
Boise Cascade Co.	29,473	4,350,215
Core & Main, Inc. Class A (a)	193,320	9,385,686
Custom Truck One Source, Inc. Class A (a)(e)	808,696	4,836,002
DNOW, Inc. (a)	156,640	2,357,432
Fastenal Co.	212,443	17,751,737
Ferguson Enterprises, Inc.	500	107,965
FTAI Aviation Ltd.	1,131	190,935
Global Industrial Co.	1,600	45,200
GMS, Inc. (a)	66,800	6,703,380
Herc Holdings, Inc.	30,364	7,044,448
Hudson Technologies, Inc. (a)	56,800	337,392
McGrath RentCorp.	176,225	21,473,016
MSC Industrial Direct Co., Inc. Class A	81,310	6,982,903
SiteOne Landscape Supply, Inc. (a)	190,885	29,253,126
United Rentals, Inc.	25,161	21,789,426
W.W. Grainger, Inc.	10,734	12,938,120
Watsco, Inc. (e)	51,669	28,500,620
WESCO International, Inc.	88,400	18,702,788
		235,923,455
TOTAL INDUSTRIALS		6,667,380,378
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 0.5%
Applied Optoelectronics, Inc. (a)(e)	210,596	8,680,767
Arista Networks, Inc. (a)	150,628	61,127,855
Calix, Inc. (a)	181,603	5,907,546
Cisco Systems, Inc.	3,882,794	229,900,233
CommScope Holding Co., Inc. (a)	13,200	62,964
Extreme Networks, Inc. (a)	212,897	3,534,090
F5, Inc. (a)	126,699	31,719,095
Juniper Networks, Inc.	552,148	19,833,156
KVH Industries, Inc. (a)	1,756	9,676
Lumentum Holdings, Inc. (a)(e)	125,918	10,951,088
Motorola Solutions, Inc.	120,094	60,010,972
NETGEAR, Inc. (a)(e)	69,933	1,720,352
NetScout Systems, Inc. (a)	130,526	2,855,909
Viavi Solutions, Inc. (a)	1,700	16,898
		436,330,601
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	1,091,061	79,265,582
Arrow Electronics, Inc. (a)	99,200	11,919,872
Avnet, Inc.	320,938	17,558,518
Badger Meter, Inc. (e)	57,463	12,459,128
Bel Fuse, Inc. Class B (non-vtg.)	81,388	6,525,690
Belden, Inc.	59,890	7,330,536
Benchmark Electronics, Inc.	1,787	86,652
CDW Corp.	15,400	2,709,322
Celestica, Inc. (a)	229,662	19,576,389
Cognex Corp.	768,246	30,714,475
Crane NXT Co.	85,409	5,353,436
CTS Corp.	52,220	2,867,400
Daktronics, Inc. (a)	10,700	164,780
ePlus, Inc. (a)	76,937	6,221,126
Fabrinet (a)	84,182	19,747,414
FARO Technologies, Inc. (a)	1,700	44,625
Flex Ltd. (a)	1,199,107	46,729,200
Identiv, Inc. (a)	666,297	2,651,862
Insight Enterprises, Inc. (a)(e)	18,744	2,932,499
IPG Photonics Corp. (a)	51,185	3,994,477
Jabil, Inc.	103,500	14,058,405
Keysight Technologies, Inc. (a)	250,615	42,815,067
Kimball Electronics, Inc. (a)	997	19,551
Methode Electronics, Inc.	38,500	420,420
Mirion Technologies, Inc. Class A (a)(e)	470,802	7,942,430
Napco Security Technologies, Inc.	51,937	2,037,489
Ouster, Inc. Class A (a)(e)	38,800	383,344
PC Connection, Inc.	26,140	1,897,241
Plexus Corp. (a)	5,700	937,080
Sanmina Corp. (a)	149,190	11,847,178
TD SYNNEX Corp.	285,287	33,946,300
TE Connectivity PLC	272,235	41,140,153
Teledyne Technologies, Inc. (a)	72,935	35,392,438
Trimble, Inc. (a)	287,587	20,985,223
TTM Technologies, Inc. (a)	648,202	15,803,165
Vishay Precision Group, Inc. (a)	20,822	478,281
Vontier Corp.	242,593	9,524,201
Zebra Technologies Corp. Class A (a)	158,156	64,369,492
		582,850,441
IT Services - 0.8%
Accenture PLC Class A	362,665	131,418,916
Amdocs Ltd.	317,345	27,520,158
Applied Digital Corp. (a)(e)	309,590	3,126,859
ASGN, Inc. (a)(e)	81,838	7,492,269
Brightcove, Inc. (a)	7,509	32,063
Capgemini SA	31,400	5,047,556
Cognizant Technology Solutions Corp. Class A	1,069,680	86,098,543
Core Scientific, Inc. (e)	1,024,496	18,317,988
Couchbase, Inc. (a)	203,508	4,173,949
DXC Technology Co. (a)	184,632	4,154,220
EPAM Systems, Inc. (a)	44,243	10,791,753
Gartner, Inc. (a)	54,669	28,314,715
Globant SA (a)	70,828	16,131,785
GoDaddy, Inc. Class A (a)	38,507	7,607,828
Hackett Group, Inc.	44,804	1,404,157
IBM Corp.	710,733	161,627,792
Kyndryl Holdings, Inc. (a)	127,855	4,437,847
MongoDB, Inc. Class A (a)	78,436	25,294,826
Okta, Inc. Class A (a)	24,100	1,869,196
Shopify, Inc. Class A (a)	380,671	44,005,568
Twilio, Inc. Class A (a)	21,700	2,268,518
Unisys Corp. (a)	12,006	95,808
VeriSign, Inc. (a)	37,193	6,961,786
		598,194,100
Semiconductors & Semiconductor Equipment - 7.9%
ACM Research, Inc. Class A, (a)	569,305	9,786,353
Advanced Micro Devices, Inc. (a)	831,429	114,051,273
Ambarella, Inc. (a)	113,301	8,106,687
Amkor Technology, Inc.	393,030	10,391,713
Analog Devices, Inc.	623,335	135,918,197
Applied Materials, Inc.	328,372	57,369,872
ASML Holding NV:
(depository receipt)	112,975	77,569,765
(Netherlands)	20,700	14,144,500
Astera Labs, Inc. (a)	5,600	578,200
Axcelis Technologies, Inc. (a)	59,315	4,403,546
AXT, Inc. (a)	1,725	3,692
Broadcom, Inc.	3,679,587	596,387,461
Cirrus Logic, Inc. (a)	151,885	15,864,388
Credo Technology Group Holding Ltd. (a)	23,387	1,145,028
Diodes, Inc. (a)	83,931	5,455,515
Enphase Energy, Inc. (a)	105,989	7,562,315
Entegris, Inc.	143,375	15,144,701
Everspin Technologies, Inc. (a)	19,958	122,542
First Solar, Inc. (a)	56,221	11,203,159
FormFactor, Inc. (a)	328,525	13,160,712
Impinj, Inc. (a)	2,329	447,657
indie Semiconductor, Inc. (a)(e)	753,452	3,940,554
Intel Corp.	274,800	6,608,940
Intest Corp. (a)	1,587	12,029
KLA Corp.	82,857	53,610,965
Kulicke & Soffa Industries, Inc.	400	19,368
Lam Research Corp.	367,828	27,175,133
Lattice Semiconductor Corp. (a)	383,080	21,739,790
MACOM Technology Solutions Holdings, Inc. (a)	126,865	16,850,209
Marvell Technology, Inc.	919,889	85,264,511
Maxeon Solar Technologies Ltd. (a)(e)	232	1,879
MaxLinear, Inc. Class A (a)(e)	26,320	398,222
Microchip Technology, Inc.	1,138,541	77,614,340
Micron Technology, Inc.	1,829,574	179,206,773
Monolithic Power Systems, Inc.	5,598	3,177,649
NVE Corp. (e)	8,619	666,076
NVIDIA Corp.	27,719,201	3,832,179,515
NXP Semiconductors NV	799,747	183,437,969
ON Semiconductor Corp. (a)	291,800	20,752,816
Onto Innovation, Inc. (a)	16,704	2,742,463
PDF Solutions, Inc. (a)	2,500	79,000
Photronics, Inc. (a)	133,191	3,317,788
Power Integrations, Inc. (e)	180,179	11,803,526
Qorvo, Inc. (a)	102,336	7,066,301
Qualcomm, Inc.	1,495,427	237,070,042
Rambus, Inc. (a)	12,000	693,720
Renesas Electronics Corp.	328,300	4,306,013
Semtech Corp. (a)	288,913	18,501,989
Silicon Laboratories, Inc. (a)(e)	96,978	10,730,616
SkyWater Technology, Inc. (a)	1,354	10,751
Skyworks Solutions, Inc.	100,598	8,811,379
SolarEdge Technologies, Inc. (a)(e)	58,200	919,560
Synaptics, Inc. (a)(e)	179,679	14,417,443
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	692,402	127,858,953
Teradyne, Inc.	10,100	1,111,000
Texas Instruments, Inc.	1,080,613	217,235,631
Ultra Clean Holdings, Inc. (a)(e)	7,217	277,349
		6,278,427,538
Software - 7.9%
8x8, Inc. (a)	47,865	148,382
ACI Worldwide, Inc. (a)	258,542	14,690,356
Adobe, Inc. (a)	487,834	251,688,196
Agilysys, Inc. (a)	58,138	7,807,933
Alarm.com Holdings, Inc. (a)	5,029	327,589
ANSYS, Inc. (a)	32,644	11,461,308
AppFolio, Inc. Class A, (a)	1,625	412,344
Atlassian Corp. PLC Class A, (a)	60,766	16,016,702
Aurora Innovation, Inc. Class A, (a)(e)	61,400	397,258
Autodesk, Inc. (a)	299,444	87,407,704
AvePoint, Inc. (a)	439	7,748
Bill Holdings, Inc. (a)	82,709	7,462,006
Bit Digital, Inc. (a)(e)	49,817	229,656
Box, Inc. Class A (a)	30,912	1,084,702
Braze, Inc. (a)	90,460	3,593,071
C3.ai, Inc. (a)	12,490	464,378
Cadence Design Systems, Inc. (a)	337,093	103,423,503
CCC Intelligent Solutions Holdings, Inc. (a)(c)	35,655	449,253
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,021,747	12,874,012
Cellebrite DI Ltd. (a)	397,299	8,017,494
Cleanspark, Inc. (a)(e)	541,968	7,777,241
Clear Secure, Inc.	354,038	9,162,503
Clearwater Analytics Holdings, Inc. Class A (a)	348,129	10,805,924
CommVault Systems, Inc. (a)	110,531	18,966,014
Confluent, Inc. Class A (a)(e)	555,214	17,122,800
Consensus Cloud Solutions, Inc. (a)	21,900	546,405
Constellation Software, Inc.	2,474	8,296,021
Crowdstrike Holdings, Inc. Class A (a)	108,958	37,696,199
CyberArk Software Ltd. (a)	71,094	22,999,620
Descartes Systems Group, Inc. (a)	281,692	32,921,344
Digital Turbine, Inc. (a)	4,600	6,624
DocuSign, Inc. (a)	18,800	1,498,172
Dolby Laboratories, Inc. Class A	106,532	8,343,586
Domo, Inc. Class B (a)	13,300	124,488
DoubleVerify Holdings, Inc. (a)	91,296	1,856,048
Dropbox, Inc. Class A (a)	69,800	1,930,668
Dynatrace, Inc. (a)	428,067	24,053,085
Elastic NV (a)	58,600	6,414,356
Expensify, Inc. (a)	1,938	6,318
Fair Isaac Corp. (a)	14,753	35,038,818
Five9, Inc. (a)(e)	127,817	5,276,286
Fortinet, Inc. (a)	1,011,125	96,107,431
Gen Digital, Inc.	1,940,022	59,849,679
GitLab, Inc. Class A (a)	154,543	9,852,116
Guidewire Software, Inc. (a)	21,635	4,389,525
HashiCorp, Inc. Class A (a)	12,728	427,915
HubSpot, Inc. (a)(e)	59,331	42,780,618
Informatica, Inc. Class A (a)	65,239	1,730,138
Intapp, Inc. (a)	4,396	274,970
Intuit, Inc.	203,989	130,905,861
JFrog Ltd. (a)	24,235	754,920
Klaviyo, Inc. Class A (a)	900	33,426
Liveramp Holdings, Inc. (a)	73,892	2,243,361
Manhattan Associates, Inc. (a)	188,363	53,766,335
Microsoft Corp.	8,672,065	3,672,272,645
Mitek Systems, Inc. (a)(e)	235,141	2,191,514
N-able, Inc. (a)	17,000	177,480
NCR Voyix Corp. (a)(e)	285,888	4,148,235
NICE Ltd. sponsored ADR (a)	44,159	8,056,368
Nutanix, Inc. Class A (a)	85,645	5,590,906
Ooma, Inc. (a)	22,185	328,338
Opera Ltd. ADR (e)	435,552	8,715,396
Oracle Corp.	2,230,846	412,349,575
Pagaya Technologies Ltd. Class A (a)(e)	233,129	2,548,100
Palantir Technologies, Inc. Class A (a)	378,605	25,396,823
Palo Alto Networks, Inc. (a)	100,755	39,074,804
Pegasystems, Inc.	49,936	4,742,422
Porch Group, Inc. (a)(e)	814,979	2,982,823
Procore Technologies, Inc. (a)	161,100	13,081,320
PROS Holdings, Inc. (a)	5,000	115,850
Qualys, Inc. (a)	74,330	11,417,088
Rimini Street, Inc. (a)	2,300	4,968
RingCentral, Inc. Class A (a)	39,911	1,501,851
Roper Technologies, Inc.	170,531	96,595,580
Salesforce, Inc.	1,461,306	482,216,367
Sapiens International Corp. NV	1,281	35,010
Semrush Holdings, Inc. Class A (a)	1,100	14,960
SentinelOne, Inc. Class A (a)	24,583	687,095
ServiceNow, Inc. (a)	117,621	123,436,182
Smartsheet, Inc. Class A (a)	41,673	2,331,604
SoundThinking, Inc. (a)	5,100	66,198
Synopsys, Inc. (a)	168,510	94,111,150
Tenable Holdings, Inc. (a)	60,900	2,556,582
Teradata Corp. (a)	47,005	1,452,455
TeraWulf, Inc. (a)(e)	984,802	7,770,088
Tyler Technologies, Inc. (a)	57,012	35,870,240
UiPath, Inc. Class A (a)	286,800	4,075,428
Upland Software, Inc. (a)	22,388	82,164
Varonis Systems, Inc. (a)	46,907	2,343,474
Verint Systems, Inc. (a)	19,736	497,347
Viant Technology, Inc. (a)	200	3,776
Weave Communications, Inc. (a)	204,295	2,792,713
Workday, Inc. Class A (a)	72,081	18,019,529
Workiva, Inc. Class A (a)	30,766	2,991,994
Xperi, Inc. (a)	50,100	474,447
Yext, Inc. (a)	103,714	856,678
Zeta Global Holdings Corp. (a)	241,611	5,146,314
Zscaler, Inc. (a)	44,200	9,131,278
Zuora, Inc. (a)	8,555	84,951
		6,290,262,520
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	14,358,930	3,407,804,857
Dell Technologies, Inc. Class C	645,926	82,413,698
Diebold Nixdorf, Inc. (a)	222,372	10,278,034
Hewlett Packard Enterprise Co.	1,267,800	26,902,716
HP, Inc.	1,002,700	35,525,661
NetApp, Inc.	101,398	12,435,451
Pure Storage, Inc. Class A (a)	224,110	11,875,589
Seagate Technology Holdings PLC	670,283	67,919,776
Super Micro Computer, Inc. (a)(e)	222,085	7,248,854
Western Digital Corp. (a)	1,681,458	122,729,619
Xerox Holdings Corp. (e)	207,500	1,896,550
		3,787,030,805
TOTAL INFORMATION TECHNOLOGY		17,973,096,005
MATERIALS - 1.9%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	20,370	6,810,302
Alto Ingredients, Inc. (a)	52,744	76,479
American Vanguard Corp.	34,406	206,780
Arcadium Lithium PLC (e)	304,188	1,596,987
Avient Corp.	393,335	20,158,419
Axalta Coating Systems Ltd. (a)	72,216	2,921,859
Balchem Corp.	64,393	11,624,224
Cabot Corp.	74,458	8,162,086
Celanese Corp.	68,490	5,014,153
CF Industries Holdings, Inc.	464,026	41,604,571
Corteva, Inc.	74,015	4,606,694
Dow, Inc.	68,571	3,031,524
DuPont de Nemours, Inc.	8,700	727,233
Eastman Chemical Co.	111,259	11,651,042
Ecolab, Inc.	186,445	46,381,923
Element Solutions, Inc.	330,594	9,481,436
FMC Corp.	122,905	7,262,456
Hawkins, Inc.	32,095	4,317,098
Huntsman Corp.	378,513	7,411,285
Ingevity Corp. (a)	180,273	8,755,860
Innospec, Inc.	41,562	4,929,669
International Flavors & Fragrances, Inc.	202,028	18,457,278
Intrepid Potash, Inc. (a)	9,600	260,256
Koppers Holdings, Inc.	1,950	74,997
Linde PLC	719,339	331,608,086
LSB Industries, Inc. (a)	5,400	47,682
LyondellBasell Industries NV Class A	191,817	15,986,029
Mativ Holdings, Inc.	10,600	139,390
Minerals Technologies, Inc.	83,549	6,815,092
Perimeter Solutions, Inc.	12,469	159,603
PPG Industries, Inc.	425,370	52,903,267
Quaker Chemical Corp.	2,475	390,308
Rayonier Advanced Materials, Inc. (a)	22,683	199,837
RPM International, Inc.	350,333	48,619,214
Sherwin-Williams Co.	321,491	127,760,523
The Chemours Co. LLC	78,271	1,701,612
The Mosaic Co.	751,838	19,893,633
Tronox Holdings PLC	117,300	1,419,330
Westlake Corp.	200	25,680
		833,193,897
Construction Materials - 0.3%
Eagle Materials, Inc.	133,732	41,312,489
Martin Marietta Materials, Inc.	165,975	99,585,000
Summit Materials, Inc. Class A (a)	219,256	11,168,901
United States Lime & Minerals, Inc.	18,264	2,794,392
Vulcan Materials Co.	148,903	42,903,421
		197,764,203
Containers & Packaging - 0.3%
Amcor PLC	444,200	4,726,288
Aptargroup, Inc.	189,574	32,788,719
Avery Dennison Corp.	47,634	9,810,222
Ball Corp.	353,289	21,960,444
Berry Global Group, Inc.	399,877	28,915,106
Crown Holdings, Inc.	224,878	20,709,015
Graphic Packaging Holding Co. (e)	773,080	23,261,977
International Paper Co.	349,179	20,542,201
Myers Industries, Inc.	400	4,640
O-I Glass, Inc. (a)	481,784	6,070,478
Packaging Corp. of America	154,239	38,382,375
Ranpak Holdings Corp. (A Shares) (a)	3,800	29,602
Smurfit Westrock PLC	527,075	28,999,667
Sonoco Products Co.	38,663	2,005,836
TriMas Corp.	119,463	3,156,212
		241,362,782
Metals & Mining - 0.2%
Alcoa Corp.	56,406	2,618,931
Alpha Metallurgical Resources	13,669	3,356,696
ATI, Inc. (a)	58,152	3,499,006
Carpenter Technology Corp.	2,766	536,715
Century Aluminum Co. (a)	42,085	960,801
Cleveland-Cliffs, Inc. (a)	369,781	4,603,773
Commercial Metals Co.	12,300	758,787
Compass Minerals International, Inc.	35,721	551,175
First Quantum Minerals Ltd. (a)	129,722	1,775,275
Franco-Nevada Corp.	163,295	20,023,233
Freeport-McMoRan, Inc.	1,098,518	48,554,496
Gatos Silver, Inc. (a)	2,200	34,012
Hecla Mining Co.	44,500	245,640
Ivanhoe Mines Ltd. (a)(f)	116,566	1,581,078
Kaiser Aluminum Corp.	6,001	487,761
Materion Corp.	8,294	958,952
McEwen Mining, Inc. (a)	196	1,639
Metallus, Inc. (a)	1,900	31,673
Newmont Corp.	36,076	1,513,027
Nucor Corp.	109,566	16,948,765
Olympic Steel, Inc.	29,786	1,259,352
Piedmont Lithium, Inc. (a)(e)	7,442	93,472
Radius Recycling, Inc. Class A	64,256	1,273,554
Reliance, Inc.	18,700	6,007,188
Royal Gold, Inc.	100	14,626
Ryerson Holding Corp.	11,393	292,800
Southern Copper Corp.	31,191	3,130,017
SSR Mining, Inc.	6,929	40,257
Steel Dynamics, Inc.	367,995	53,458,634
SunCoke Energy, Inc.	30,700	382,522
Teck Resources Ltd. Class B	25,862	1,207,238
United States Steel Corp. (e)	29,403	1,198,760
Warrior Metropolitan Coal, Inc.	83,435	5,867,149
Wheaton Precious Metals Corp.	33,707	2,100,957
		185,367,961
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	2,800	75,936
Louisiana-Pacific Corp.	109,738	12,971,032
Magnera Corp. (a)	69,050	1,414,144
Mercer International, Inc. (SBI)	10,518	64,896
Sylvamo Corp.	129,426	11,944,726
West Fraser Timber Co. Ltd. (e)	216,679	21,446,887
		47,917,621
TOTAL MATERIALS		1,505,606,464
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Agree Realty Corp.	200,256	15,379,661
Alexander & Baldwin, Inc.	2,718	53,490
Alexandria Real Estate Equities, Inc.	681,648	75,138,059
Alpine Income Property Trust, Inc.	5,400	96,606
American Assets Trust, Inc.	7,018	199,592
American Homes 4 Rent Class A (e)	202,000	7,734,580
American Tower Corp.	428,290	89,512,610
Americold Realty Trust	454,019	10,832,893
Apartment Investment & Management Co. Class A (a)	15,185	134,235
Armada Hoffler Properties, Inc. Class A,	3,467	38,310
AvalonBay Communities, Inc.	52,183	12,281,269
Brandywine Realty Trust (SBI)	787,114	4,407,838
Brixmor Property Group, Inc.	117,002	3,518,250
Broadstone Net Lease, Inc.	269,993	4,727,577
Camden Property Trust (SBI)	142,691	17,950,528
CareTrust (REIT), Inc.	37,520	1,117,721
Chatham Lodging Trust	19,665	181,115
City Office REIT, Inc.	20,760	120,408
Community Healthcare Trust, Inc.	11,167	211,056
COPT Defense Properties (SBI)	324,585	10,695,076
Cousins Properties, Inc.	22,700	720,498
Crown Castle, Inc.	1,900	201,875
CTO Realty Growth, Inc.	118,235	2,413,176
CubeSmart	372,550	18,463,578
Curbline Properties Corp.	63,400	1,538,084
Digital Realty Trust, Inc.	602,100	117,824,949
EastGroup Properties, Inc.	57,668	9,931,006
Equinix, Inc.	77,415	75,981,274
Equity Commonwealth	45,800	931,572
Equity Lifestyle Properties, Inc.	165,802	11,826,657
Equity Residential (SBI)	25,800	1,977,828
Essex Property Trust, Inc.	64,904	20,150,096
Extra Space Storage, Inc.	984	168,225
Federal Realty Investment Trust (SBI)	9,600	1,119,840
First Industrial Realty Trust, Inc.	431,406	23,058,651
Four Corners Property Trust, Inc.	31,100	923,981
Franklin Street Properties Corp.	39,619	75,672
Gaming & Leisure Properties	65,889	3,400,531
Gladstone Commercial Corp.	12,002	211,355
Healthcare Realty Trust, Inc.	560,811	10,274,058
Healthpeak Properties, Inc.	3,800	83,562
Host Hotels & Resorts, Inc.	416,600	7,673,772
Hudson Pacific Properties, Inc.	2,500	9,625
Independence Realty Trust, Inc.	489,975	10,701,054
Industrial Logistics Properties Trust	48,300	186,921
InvenTrust Properties Corp.	27,700	857,869
Invitation Homes, Inc.	131,600	4,507,300
Iron Mountain, Inc.	442	54,662
Kilroy Realty Corp.	82,391	3,421,698
Kimco Realty Corp.	2,191,993	56,049,261
Kite Realty Group Trust	444,253	12,248,055
Lamar Advertising Co. Class A	243,403	32,620,870
LTC Properties, Inc.	5,700	219,963
LXP Industrial Trust (REIT)	35,700	333,795
Medical Properties Trust, Inc. (e)	21,146	92,831
Mid-America Apartment Communities, Inc.	19,700	3,233,952
NexPoint Residential Trust, Inc.	34,022	1,601,416
NNN (REIT), Inc.	43,900	1,930,722
Office Properties Income Trust	83,977	138,562
Omega Healthcare Investors, Inc.	216,500	8,792,065
Orion Office (REIT), Inc.	23,444	99,168
Paramount Group, Inc.	48,888	237,596
Park Hotels & Resorts, Inc.	428,396	6,661,558
Pebblebrook Hotel Trust	10,083	139,650
Phillips Edison & Co., Inc.	554	21,883
Piedmont Office Realty Trust, Inc. Class A	784,400	7,467,488
Plymouth Industrial REIT, Inc.	6,791	127,263
PotlatchDeltic Corp.	2,681	120,216
Prologis, Inc.	451,942	52,777,787
Public Storage Operating Co.	96,247	33,498,768
Regency Centers Corp.	136,400	10,310,476
Retail Opportunity Investments Corp.	3,564	62,014
Rexford Industrial Realty, Inc.	866,588	36,466,023
RLJ Lodging Trust	9,871	100,783
Ryman Hospitality Properties, Inc.	163,038	19,114,575
Sabra Health Care REIT, Inc.	17,500	327,775
Saul Centers, Inc.	2,500	102,775
Service Properties Trust	340,500	946,590
Simon Property Group, Inc.	264,408	48,545,309
SITE Centers Corp.	10,501	162,976
STAG Industrial, Inc.	246,718	9,076,755
Summit Hotel Properties, Inc.	13,412	88,251
Sun Communities, Inc.	200,413	25,318,174
Tanger, Inc.	5,229	193,316
Terreno Realty Corp.	35,800	2,170,554
The Macerich Co.	95,600	2,027,676
Uniti Group, Inc.	1,500	8,865
Ventas, Inc.	1,424,739	91,283,028
Veris Residential, Inc.	24,426	445,775
VICI Properties, Inc.	914,855	29,833,422
Vornado Realty Trust	10,600	456,330
Welltower, Inc.	551,686	76,231,971
Weyerhaeuser Co.	15,681	505,869
		1,155,212,394
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	317,469	1,555,598
CBRE Group, Inc. (a)	181,763	25,445,002
Compass, Inc. Class A (a)	571,247	4,050,141
CoStar Group, Inc. (a)	425,656	34,622,859
Douglas Elliman, Inc. (a)	2,198,305	5,583,695
Forestar Group, Inc. (a)	3,200	95,520
Jones Lang LaSalle, Inc. (a)	48,728	13,673,077
Newmark Group, Inc. Class A	6,654	103,004
RE/MAX Holdings, Inc. Class A (a)	22,000	289,520
Real Matters, Inc. (a)	430,209	2,111,023
Seritage Growth Properties Class A (a)(e)	29,900	136,344
The Real Brokerage, Inc. (a)(e)	14,485	76,191
The St. Joe Co.	15,374	785,304
Zillow Group, Inc. Class A (a)	44,084	3,594,169
		92,121,447
TOTAL REAL ESTATE		1,247,333,841
UTILITIES - 2.1%
Electric Utilities - 1.4%
Allete, Inc.	5,477	355,348
Alliant Energy Corp.	1,401	88,543
American Electric Power Co., Inc.	12,000	1,198,320
Constellation Energy Corp.	434,400	111,449,664
Duke Energy Corp.	475,150	55,616,308
Edison International	321,000	28,167,750
Entergy Corp.	204,011	31,860,398
Evergy, Inc.	275,155	17,783,268
Eversource Energy	58,500	3,772,665
Exelon Corp.	1,037,498	41,043,421
FirstEnergy Corp.	422,931	17,995,714
Genie Energy Ltd. Class B	412	6,287
IDACORP, Inc.	212,772	25,207,099
MGE Energy, Inc.	600	62,568
NextEra Energy, Inc.	3,420,207	269,067,685
NRG Energy, Inc.	413,149	41,980,070
OGE Energy Corp.	68,747	3,022,118
PG&E Corp.	8,243,542	178,307,813
Pinnacle West Capital Corp.	57,486	5,386,438
Portland General Electric Co.	185,753	8,901,284
PPL Corp.	2,355,923	82,292,390
Southern Co.	1,513,514	134,899,503
TXNM Energy, Inc.	304,867	14,953,726
Xcel Energy, Inc.	643,800	46,714,128
		1,120,132,508
Gas Utilities - 0.1%
Atmos Energy Corp.	321,644	48,671,170
Brookfield Infrastructure Corp. A Shares (e)	6,080	272,931
National Fuel Gas Co.	1,600	102,352
New Jersey Resources Corp.	76,290	3,935,038
ONE Gas, Inc.	8,365	652,219
Southwest Gas Holdings, Inc.	173,683	13,575,063
UGI Corp.	346,817	10,532,832
		77,741,605
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class C	6,400	188,736
Montauk Renewables, Inc. (a)(e)	15,779	69,743
Ormat Technologies, Inc.	548	44,728
Sunnova Energy International, Inc. (a)(e)	6,900	38,226
Talen Energy Corp. (a)	253,958	54,451,135
The AES Corp.	993,877	12,960,156
Vistra Corp.	364,887	58,323,538
		126,076,262
Multi-Utilities - 0.4%
Ameren Corp.	482,115	45,506,835
Avista Corp.	13,092	506,529
Black Hills Corp.	3,523	225,719
CenterPoint Energy, Inc.	189,747	6,189,547
CMS Energy Corp.	277,400	19,337,554
Consolidated Edison, Inc.	282,800	28,446,852
Dominion Energy, Inc.	1,565,709	91,985,404
DTE Energy Co.	200,631	25,235,367
NiSource, Inc.	101,936	3,882,742
NorthWestern Energy Corp.	223,632	12,353,432
Public Service Enterprise Group, Inc.	225,607	21,274,740
Sempra	685,051	64,168,727
WEC Energy Group, Inc.	54,410	5,498,131
		324,611,579
Water Utilities - 0.0%
American States Water Co.	400	34,124
Consolidated Water Co., Inc.	23,418	630,647
SJW Group	14,655	816,577
		1,481,348
TOTAL UTILITIES		1,650,043,302
TOTAL COMMON STOCKS (Cost $30,181,123,344)		66,320,000,361

Nonconvertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S.A., Inc. 5.75% 1/15/34	800,000	839,455
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands Corp. 6.2% 8/15/34	400,000	410,889
FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp.:
2.592% 4/29/31 (h)	5,160,000	4,604,272
5.288% 4/25/34 (h)	4,550,000	4,620,589
Barclays PLC 6.224% 5/9/34 (h)	4,380,000	4,615,499
Intesa Sanpaolo SpA 6.625% 6/20/33 (b)	300,000	319,714
JPMorgan Chase & Co.:
4.946% 10/22/35 (h)	600,000	595,099
4.995% 7/22/30 (h)	4,560,000	4,592,909
5.766% 4/22/35 (h)	4,410,000	4,616,819
Norinchukin Bank 5.094% 10/16/29 (b)	900,000	903,354
Wells Fargo & Co.:
5.198% 1/23/30 (h)	4,530,000	4,592,969
5.557% 7/25/34 (h)	4,500,000	4,615,002
		34,076,226
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.851% 4/25/35 (h)	8,830,000	9,255,121
Morgan Stanley:
5.042% 7/19/30 (h)	4,560,000	4,593,188
5.424% 7/21/34 (h)	4,530,000	4,612,905
UBS Group AG 6.537% 8/12/33 (b)(h)	8,530,000	9,230,646
		27,691,860
TOTAL FINANCIALS		61,768,086
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. 5.45% 9/15/34	900,000	899,083
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5.55% 8/22/34	900,000	895,688
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom, Inc. 3.419% 4/15/33 (b)	1,000,000	889,178
TOTAL INFORMATION TECHNOLOGY		1,784,866
UTILITIES - 0.0%
Electric Utilities - 0.0%
Pacific Gas & Electric Co. 6.15% 1/15/33	800,000	844,697
Southern California Edison Co. 5.2% 6/1/34	900,000	911,096
		1,755,793
TOTAL NONCONVERTIBLE BONDS (Cost $67,871,436)		67,458,172

U.S. Government and Government Agency Obligations - 0.0%
	Principal Amount (g)	Value ($)
U.S. Treasury Inflation-Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46 (i)(j)(k)	8,463,252	6,758,887
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/33 (i)(j)	16,828,736	16,137,157
1.875% 7/15/34	9,847,432	9,803,123
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		32,699,167
U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.69% 12/12/24 to 3/13/25 (i)(k)	10,898,000	10,813,677
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,736,899)		43,512,844

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (g)	Value ($)
Fannie Mae - 0.1%
0% 3/1/42 (d)(h)(l)	2,000,000	1,957,500
4.01% 11/1/29	2,000,000	1,954,636
4.3% 11/1/29	2,000,000	1,980,498
4.3% 12/1/54 (d)	1,700,000	1,683,531
4.705% 9/1/31 (h)	3,900,000	3,912,505
4.72% 10/1/28 to 8/1/30	1,689,979	1,698,753
4.77% 10/1/28	500,000	503,383
4.86% 8/1/30	600,000	604,865
5.24% 1/1/55 (d)(l)	5,816,000	5,910,510
5.34% 12/1/54 (d)	3,125,000	3,205,078
5.5% 8/1/54 to 12/1/54	10,199,992	10,188,480
5.73% 12/1/54 (d)(l)	1,998,000	1,998,000
6.5% 2/1/54 to 8/1/54	4,000,001	4,098,556
TOTAL FANNIE MAE		39,696,295
Freddie Mac - 0.0%
4% 11/1/54	1,529,999	1,431,534
4.5% 12/1/54	1,610,000	1,546,463
6% 12/1/53 to 11/1/54	26,638,354	26,964,073
6.5% 9/1/54	460,000	471,103
TOTAL FREDDIE MAC		30,413,173
Ginnie Mae - 0.0%
4.5% 12/1/54 (l)	1,800,000	1,737,000
4.5% 12/1/54 (l)	1,420,000	1,370,300
TOTAL GINNIE MAE		3,107,300
Uniform Mortgage Backed Securities - 0.2%
4% 12/1/54 (l)	2,474,894	2,315,573
4% 12/1/54 (l)	1,690,549	1,581,720
4% 12/1/54 (l)	2,800,000	2,619,750
4% 12/1/54 (l)	575,106	538,084
4% 12/1/54 (l)	3,020,000	2,825,588
4% 12/1/54 (l)	3,190,000	2,984,644
4% 1/1/55 (l)	2,474,894	2,316,346
4% 1/1/55 (l)	9,844,557	9,213,890
4.5% 12/1/54 (l)	3,200,000	3,073,500
4.5% 12/1/54 (l)	8,110,000	7,789,402
4.5% 12/1/54 (l)	2,330,000	2,237,892
4.5% 1/1/55 (l)	10,910,000	10,480,419
6% 12/1/54 (l)	3,850,000	3,896,320
6% 12/1/54 (l)	5,080,000	5,141,119
6.5% 12/1/54 (l)	6,710,000	6,870,411
6.5% 12/1/54 (l)	1,350,000	1,382,273
6.5% 12/1/54 (l)	170,000	174,064
6.5% 12/1/54 (l)	24,000,000	24,573,749
6.5% 12/1/54 (l)	7,000,000	7,167,343
6.5% 12/1/54 (l)	8,200,000	8,396,031
6.5% 12/1/54 (l)	6,970,000	7,136,626
6.5% 1/1/55 (l)	15,200,000	15,561,594
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		128,276,338
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $200,762,385)		201,493,106

Asset-Backed Securities - 0.3%
		Principal Amount (g)	Value ($)
522 Funding Clo 2020-6 Ltd. Series 2024-6A Class A1R2, CME Term SOFR 3 Month Index + 1.200% 5.7583% 10/23/34 (b)(h)(m)		3,250,000	3,250,000
Accredited Mortgage Loan Trust Series 2004-4 Class A2D, CME Term SOFR 1 Month Index + 0.700% 4.6589% 1/25/35 (h)(m)		784,287	772,883
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/29 (b)		3,100,000	3,101,000
Agl Clo 5 Ltd. / Agl Clo 5 LLC Series 2024-5A Class BRR, CME Term SOFR 3 Month Index + 1.650% 6.2674% 7/20/34 (b)(h)(m)		3,000,000	2,991,981
Ally Auto Receivables Trust 20 Series 2024-2 Class A3, 4.14% 7/16/29		1,500,000	1,490,511
Ameriquest Mortgage Securities, Inc.:
Series 2004-R5 Class M2, CME Term SOFR 1 Month Index + 1.980% 6.5772% 7/25/34 (m)		1,488,647	1,467,404
Series 2004-R6 Class M4, CME Term SOFR 1 Month Index + 5.360% 4.518% 7/25/34 (m)		1,370,754	1,140,328
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 Month Index + 1.200% 5.7602% 1/20/35 (b)(h)(m)		3,500,000	3,500,000
Apidos Clo Xxx Series 2024-XXXA Class A2R, CME Term SOFR 3 Month Index + 1.500% 6.1324% 10/18/31 (b)(h)(m)		1,550,000	1,551,025
Arbour Clo Vii Designated Acti Series 2024-7A Class B1R, 3 month EURIBOR EURO INTER + 2.050% 4.996% 12/15/38 (b)(h)(m)	EUR	3,200,000	3,381,580
Ares European Clo Xiv Dac Series 2024-14A Class AR, 3 month EURIBOR EURO INTER + 1.030% 4.128% 10/21/34 (b)(h)(m)	EUR	4,500,000	4,755,247
Ares Xxvii Clo Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.150% 5.7025% 10/28/34 (b)(h)(m)		3,000,000	3,000,000
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 5.9675% 4/17/33 (b)(h)(m)		500,000	501,128
ArrowMark Colorado Holdings LLC Series 2024-3A:
Class A2R2, CME Term SOFR 3 Month Index + 1.600% 6.2259% 1/25/35 (b)(h)(m)		2,000,000	2,000,692
Class BR2, CME Term SOFR 3 Month Index + 1.850% 6.4759% 1/25/35 (b)(h)(m)		2,000,000	2,000,952
Asset Bckd Corp. He Amq 07-He2 Series 2007-HE2 Class A4, CME Term SOFR 1 Month Index + 0.340% 4.9322% 5/25/37 (m)		1,289,316	907,967
Atlantic Ave 2024-3 Ltd. / Atla Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.260% 0% 1/20/35 (b)(h)(l)(m)		2,500,000	2,500,000
Atlas Senior Loan Fund Xv Ltd. Series 2024-15A Class A1R, CME Term SOFR 3 Month Index + 1.220% 5.8463% 10/23/32 (b)(h)(m)		500,000	500,277
Avoca Static Clo I Designated Series 2024-1A Class BR, 3 month EURIBOR EURO INTER + 1.700% 4.541% 1/15/35 (b)(h)(m)	EUR	2,700,000	2,853,225
Bain Capital Credit CLO Series 2024-2A:
Class A2R, CME Term SOFR 3 Month Index + 1.480% 6.1273% 7/16/34 (b)(h)(m)		2,000,000	2,002,246
Class BR, CME Term SOFR 3 Month Index + 1.650% 6.2973% 7/16/34 (b)(h)(m)		2,000,000	1,993,464
Bain Capital Credit Clo 2020-3 Series 2024-3A:
Class A1RR, CME Term SOFR 3 Month Index + 1.210% 5.8363% 10/23/34 (b)(h)(m)		4,300,000	4,301,221
Class BRR, CME Term SOFR 3 Month Index + 1.600% 6.2263% 10/23/34 (b)(h)(m)		2,000,000	2,000,776
Bain Capital Credit Clo 2021-4 Ltd. / B Series 2024-4A:
Class A2R, CME Term SOFR 3 Month Index + 1.450% 6.0092% 10/20/34 (b)(h)(m)		800,000	800,057
Class BR, CME Term SOFR 3 Month Index + 1.650% 6.2092% 10/20/34 (b)(h)(m)		800,000	800,055
Bain Capital Credit Clo 2021-5 Series 2024-5A Class A1R, CME Term SOFR 3 Month Index + 1.150% 5.6709% 10/23/34 (b)(h)(m)		4,000,000	4,000,000
Bbam European Clo Series 2022-3A Class A, 3 month EURIBOR EURO INTER + 0.920% 4.104% 1/15/36 (b)(h)(m)	EUR	1,500,000	1,575,613
Bbam European Clo I Dac Series 2021-1A Class AR, 3 month EURIBOR EURO INTER + 0.870% 4.071% 7/22/34 (b)(h)(m)	EUR	1,000,000	1,049,542
Bear Stearns Asset Backed Securities I Trust:
Series 2005-EC1 Class M4, CME Term SOFR 1 Month Index + 1.160% 4.6694% 11/25/35 (h)(m)		2,750,402	2,594,894
Series 2006-EC2 Class M4, CME Term SOFR 1 Month Index + 0.980% 5.398% 2/25/36 (m)		6,244,096	5,739,069
Series 2007-HE3 Class 1A4, CME Term SOFR 1 Month Index + 0.350% 5.0522% 4/25/37 (h)(m)		3,654,479	3,419,545
Benefit Str Partners Clo Xix L Series 2024-19A Class BR, CME Term SOFR 3 Month Index + 1.600% 6.2559% 1/15/33 (b)(h)(m)		1,500,000	1,500,524
Bridgecrest Lending Auto Secur Series 2024-4 Class A3, 4.72% 9/15/28		3,100,000	3,097,784
Carlyle Global Market Strategies CLO, Ltd. Series 2024-3A Class ARRR, CME Term SOFR 3 Month Index + 1.090% 0% 7/20/34 (b)(h)(m)		4,600,000	4,600,000
Cascade Mh Asset Trust 2024-Mh Series 2024-MH1 Class A1, 5.695% 11/25/56 (b)		988,625	1,000,623
Centex Home Equity Loan Trust Series 2004-D Class MV5, CME Term SOFR 1 Month Index + 1.910% 6.5022% 9/25/34 (m)		573,882	513,555
CIFC Funding Ltd. Series 2018-4A Class A1RR, CME Term SOFR 3 Month Index + 1.320% 5.9388% 4/27/31 (b)(h)(m)		97,458	97,682
Cps Auto Receivables Trust 202 Series 2022-A Class D, 2.84% 4/16/29 (b)		5,815,000	5,691,950
Crown Point Clo 7 Ltd. Series 2024-7A Class AR, CME Term SOFR 3 Month Index + 1.230% 5.8474% 10/20/31 (b)(h)(m)		410,873	411,243
Cvc Cordatus Loan Fund Xiv Dac Series 2021-14A Class A1R, 3 month EURIBOR EURO INTER + 0.850% 3.85% 5/22/32 (b)(h)(m)	EUR	3,796,023	3,995,401
Dryden 55 Clo Ltd. Series 2018-55A Class A1, CME Term SOFR 3 Month Index + 1.280% 5.9375% 4/15/31 (b)(h)(m)		327,935	327,971
Dryden Euro Clo Series 2020-74A Class A, 3 month EURIBOR EURO INTER + 1.000% 4.208% 4/18/33 (b)(h)(m)	EUR	1,500,000	1,581,869
Exeter Automobile Receivables Series 2024-5A:
Class A2, 4.79% 4/15/27		750,000	749,909
Class A3, 4.45% 3/15/28		750,000	747,479
Class B, 4.48% 4/16/29		750,000	745,682
Class C, 4.64% 1/15/30		750,000	744,890
FHF Issuer Trust Series 2024-3A:
Class A1, 4.941% 10/15/25 (b)		634,382	634,504
Class A2, 4.94% 11/15/30 (b)		1,000,000	997,729
Fhf Issuer Trust 2024-1 Series 2024-1A Class A2, 5.69% 2/15/30 (b)		3,166,722	3,193,102
First Franklin Mortgage Loan Trust Series 2004-FFH3 Class M3, CME Term SOFR 1 Month Index + 1.160% 5.7522% 10/25/34 (m)		1,162,404	1,031,468
Flagship Credit Auto Trust Series 2023-2 Class B, 5.21% 5/15/28 (b)		2,354,000	2,356,645
Fortress Credit Bsl Vii Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.090% 5.6495% 7/23/32 (b)(h)(m)		2,900,000	2,900,380
Gls Auto Receivables Issuer Trust Series 2024-3A:
Class B, 5.08% 1/16/29 (b)		1,500,000	1,507,796
Class C, 5.21% 2/18/31 (b)		1,500,000	1,509,768
Gls Auto Select Receivables Trust Series 2024-4A:
Class A2, 4.43% 12/17/29 (b)		4,100,000	4,078,083
Class B, 4.5% 11/15/30 (b)		2,000,000	1,974,797
Gm Financial Consumer Automobile Re:
Series 2023-1 Class A3, 4.66% 2/16/28		2,500,000	2,500,457
Series 2024-4 Class A3, 4.4% 8/16/29		3,000,000	2,994,600
Greensky Home Improvement Trus Series 2024-2 Class A4, 5.15% 10/27/59 (b)		2,000,000	1,999,739
Greywolf Clo Iii Ltd. Series 2024-3RA Class A2R2, CME Term SOFR 3 Month Index + 1.850% 6.7432% 4/22/33 (b)(h)(m)		1,200,000	1,200,180
Grosvenor Place Clo 2024-2 Dac Series 2024-2A Class A, 3 month EURIBOR EURO INTER + 1.240% 0% 1/15/39 (b)(h)(l)(m)	EUR	2,200,000	2,324,850
GSAMP Trust Series 2007-FM1 Class A1, CME Term SOFR 1 Month Index + 0.250% 4.8422% 12/25/36 (m)		768,118	409,571
Hayfin Emerald Clo V Dac Series 2024-5A Class AR, 3 month EURIBOR EURO INTER + 1.210% 3.975% 11/17/37 (b)(h)(m)	EUR	1,400,000	1,478,919
Honda Auto Receivables 2024-4 Series 2024-4 Class A2, 4.56% 3/15/27		2,000,000	1,999,013
Hsi Asset Secutzn Corp. Trust07 North Carolina1 Series 2007-NC1 Class A3, CME Term SOFR 1 Month Index + 0.180% 5.0622% 4/25/37 (h)(m)		247,246	165,929
Hyundai Auto Receivables Trust Series 2024-C Class A3, 4.41% 5/15/29		4,000,000	3,993,706
Indigo Credit Management Ii Da Series 2024-2A Class B, 3 month EURIBOR EURO INTER + 2.100% 2.1% 7/15/38 (b)(h)(l)(m)	EUR	2,500,000	2,641,875
Jamestown Clo Xvi Ltd. Series 2024-16A Class AR, CME Term SOFR 3 Month Index + 1.120% 0% 7/25/34 (b)(h)(m)		4,800,000	4,800,000
Kkr Clo 28 Ltd. Series 2024-28A Class AR, CME Term SOFR 3 Month Index + 1.440% 6.0873% 2/9/35 (b)(h)(m)		2,100,000	2,101,035
Lad Auto Receivables Trust 202 Series 2024-3A Class A1, 4.865% 11/17/25 (b)		2,974,055	2,975,055
Lcm Loan Income Fund I Ltd. Series 2018-1A Class B, CME Term SOFR 3 Month Index + 1.710% 6.329% 4/20/31 (b)(h)(m)		2,325,000	2,329,569
Lendmark Funding Trust 2024-2 Series 2024-2A Class A, 4.47% 2/21/34 (b)		700,000	688,412
Marathon Static CLO Ltd. Series 2024-18A Class A1R2, CME Term SOFR 3 Month Index + 1.150% 5.7674% 7/20/30 (b)(h)(m)		529,767	529,816
Marlette Funding Trust 2022-3 Series 2022-3A:
Class B, 5.95% 11/15/32 (b)		599,667	600,283
Class C, 6.89% 11/15/32 (b)		1,151,000	1,164,202
Marlette Funding Trust 2023-3 Series 2023-3A Class B, 6.71% 9/15/33 (b)		6,877,000	6,910,364
Merrill Lynch Mortgage Investors Trust Series 2004-WMC3 Class M3, CME Term SOFR 1 Month Index + 2.210% 6.8022% 1/25/35 (m)		3,334,542	2,965,141
Morgan Stanley ABS Capital I Trust:
Series 2004-HE8 Class A4, CME Term SOFR 1 Month Index + 0.870% 5.4622% 9/25/34 (h)(m)		715,454	711,726
Series 2004-NC8 Class M1, CME Term SOFR 1 Month Index + 1.020% 5.6172% 9/25/34 (m)		330,407	323,485
Morgan Stanley Abs Capital I, Inc. T Series 2007-HE3 Class A2A, CME Term SOFR 1 Month Index + 0.170% 4.7622% 12/25/36 (d)(m)		246,943	124,541
Navient Student Loan Trust:
Series 2017-A Class B, 3.91% 12/16/58 (b)		1,791,352	1,764,931
Series 2021-DA Class C, 3.48% 4/15/60 (b)		2,000,000	1,835,848
Octagon Investment Partners Xv Series 2018-1A Class A1R2, CME Term SOFR 3 Month Index + 1.260% 5.8875% 1/25/31 (b)(h)(m)		75,525	75,646
Ofsi Bsl Xi Ltd. Series 2024-10A Class AR, CME Term SOFR 3 Month Index + 1.270% 5.8243% 4/20/34 (b)(h)(m)		1,100,000	1,100,086
Pagaya Ai Dbt Selection Trust Series 2023-7:
Class B, 7.549% 7/15/31 (b)		9,096,610	9,147,316
Class C, 8.798% 7/15/31 (b)		3,998,510	4,094,441
Pagaya Ai Debt Grantor Trust 2024 Series 2024-8 Class A, 5.331% 1/15/32 (b)		2,363,298	2,365,734
Pagaya Ai Debt Selection Trust Series 2024-1 Class B, 7.109% 7/15/31 (b)		3,820,210	3,868,050
Pagaya Ai Debt Trust 2022-1 Series 2022-1 Class B, 3.344% 10/15/29 (b)		3,072,377	3,062,864
Pagaya Ai Debt Trust 2023-1 Series 2023-1 Class B, 9.435% 7/15/30 (b)		2,497,653	2,521,761
Pagaya Ai Debt Trust 2023-3 Series 2023-3 Class B, 9.57% 12/16/30 (b)		1,999,601	2,027,708
Pagaya Ai Debt Trust 2023-5 Series 2023-5 Class C, 9.099% 4/15/31 (b)		4,999,958	5,110,711
Pagaya Ai Debt Trust 2024-2 Series 2024-2 Class A, 6.319% 8/15/31 (b)		2,651,675	2,675,750
Pagaya Ai Debt Trust 2024-3 Series 2024-3 Class A, 6.258% 10/15/31 (b)		3,629,610	3,649,349
Palmer Square European Ln Funding Series 2024-3A:
Class B, 3 month EURIBOR EURO INTER + 1.850% 0% 5/15/34 (b)(h)(l)(m)	EUR	2,000,000	2,113,906
Class BR, 3 month EURIBOR EURO INTER + 1.650% 0% 5/15/33 (b)(h)(m)	EUR	3,000,000	3,170,250
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 Month Index + 1.210% 5.8659% 7/15/34 (b)(h)(m)		4,500,000	4,501,238
Pret 2021-Npl5 LLC Series 2021-NPL5 Class A1, 5.487% 10/25/51 (b)(h)		2,515,213	2,513,113
PRET LLC Series 2021-RN2 Class A1, 4.7436% 7/25/51 (b)		866,595	859,235
Prpm 2021-11 LLC Series 2021-11 Class A1, 5.487% 11/25/26 (b)(h)		2,173,240	2,170,055
Research-Driven Pagaya Motor A Series 2023-3A Class A, 7.13% 1/26/32 (b)		859,364	867,419
Residential Asset Securities Corp. Series 2004-KS5 Class MII2, CME Term SOFR 1 Month Index + 1.210% 5.6944% 6/25/34 (m)		2,521,707	2,330,217
Sandstone Peak Ltd. Series 2024-1A:
Class A1R, CME Term SOFR 3 Month Index + 1.280% 5.9359% 10/15/34 (b)(h)(m)		1,500,000	1,500,515
Class B1R, CME Term SOFR 3 Month Index + 1.830% 6.4859% 10/15/34 (b)(h)(m)		4,000,000	4,005,580
Santander Drive Auto Receivabl Series 2024-5 Class A3, 4.62% 11/15/28		1,500,000	1,497,118
Saxon Asset Securities Trust Series 2004-2 Class MF2, 0.4261% 8/25/35		1,978,080	1,718,770
Securitized Asset Backed Receivables LLC Trust Series 2006-WM4 Class A2C, CME Term SOFR 1 Month Index + 0.160% 5.0222% 11/25/36 (h)(m)		6,589,521	1,849,976
Smb Private Ed Ln Trust Series 2024-C Class A1A, 5.5% 6/17/52 (b)		2,922,408	2,970,667
Smb Private Ed Ln Trust 2015-B Series 2015-B Class B, 3.5% 12/17/40 (b)		1,737,792	1,718,083
Smb Private Ed Ln Trust 2015-C Series 2015-C Class B, 3.5% 9/15/43 (b)		4,051,641	4,005,644
Smb Private Ed Ln Trust 2024-E Series 2024-E Class A1A, 5.09% 10/16/56 (b)		4,846,128	4,859,014
Smb Private Education Loan Tru Series 2024-F Class A1A, 5.06% 3/16/54 (b)		600,000	600,361
SMB Private Education Loan Trust:
Series 2016-C Class B, 3.25% 11/15/40 (b)		700,000	683,375
Series 2021-D Class A1A, 1.34% 3/17/53 (b)		815,502	753,539
Sound Point Clo Xxviii Ltd. Series 2024-3A Class A1R, CME Term SOFR 3 Month Index + 1.280% 5.9059% 1/25/32 (b)(h)(m)		500,000	500,650
Specialty Underwriting & Residential Finance Trust Series 2004-BC1 Class M1, CME Term SOFR 1 Month Index + 0.870% 5.4672% 2/25/35 (m)		492,082	499,610
Tikehau Clo Ix Dac Series 2024-9A Class AR, 3 month EURIBOR EURO INTER + 1.220% 0% 1/20/37 (b)(h)(m)	EUR	900,000	951,075
Towd Point Mortgage Trust:
Series 2017-3 Class B2, 3.9072% 7/25/57 (b)(h)		2,000,000	1,783,997
Series 2017-6 Class A2, 3% 10/25/57 (b)		2,300,000	2,142,993
Trysail Clo 2022-1 Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.230% 7.2674% 10/20/33 (b)(h)(m)		4,000,000	4,010,748
Upstart Securitization Trust Series 2023-2 Class B, 7.92% 6/20/33 (b)		4,700,000	4,807,762
Ventr 2017-29A Series 2021-17-29A Class AR, CME Term SOFR 3 Month Index + 1.250% 5.7751% 9/7/30 (b)(h)(m)		158,512	158,782
Voya Clo 2014-2 Ltd. Series 2020-2A Class A1RR, CME Term SOFR 3 Month Index + 1.280% 5.9291% 4/17/30 (b)(h)(m)		43,998	44,015
WaMu Asset-Backed Certificates Series 2006-HE3 Class 2A3, CME Term SOFR 1 Month Index + 0.430% 5.0222% 8/25/36 (m)		2,827,215	1,773,753
Westlake Automobile Receivable:
Series 2023-2A Class D, 7.01% 11/15/28 (b)		475,000	487,821
Series 2024-3A Class A3, 4.71% 4/17/28 (b)		3,000,000	2,997,194
TOTAL ASSET-BACKED SECURITIES (Cost $275,265,647)			274,012,654

Collateralized Mortgage Obligations - 0.1%
		Principal Amount (g)	Value ($)
Private Sponsor - 0.1%
Acra Trust 2024-Nqm1 Series 2024-NQM1 Class A1, 5.608% 10/25/64 (b)		497,664	496,457
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/64 (b)		2,952,971	2,652,511
CIM Trust Series 2023 R3, Class A1A, 4.5% 1/25/63 (b)		533,495	495,041
Citimortgage Alternative Loan floater Series 2007-A7 Class 2A1, CME Term SOFR 1 Month Index + 0.510% 5.1022% 7/25/37 (h)(m)		2,771,537	2,197,326
Credit Suisse Mortgage Trust 2 Series 2017-RPL3 Class B1, 4.5% 8/1/57 (b)(h)		659,087	639,431
Greenpoint Mtg Funding Trust floater Series 2005-AR4:
Class 3A1, NULL 6.3273% 10/25/45 (h)		8,109,891	6,079,798
Class 4A1A, CME Term SOFR 1 Month Index + 0.730% 5.3222% 10/25/45 (m)		1,316,870	1,213,969
Harborview Mortgage Loan Trust floater Series 2005-9 Class 2A1A, CME Term SOFR 1 Month Index + 0.790% 5.4007% 6/20/35 (h)(m)		525,052	481,513
J P Morgan Mtg Trust 2024-10 floater Series 2024-10 Class A11, NULL 5.984% 3/25/55 (b)(h)		2,761,708	2,763,981
Jp Morgan Resecur Trust Ser 14 floater Series 2014-6 Class 1A2, CME Term SOFR 1 Month Index + 0.320% 3.3367% 7/27/36 (b)(h)(m)		5,282,554	4,789,675
Kinbn 2024-Rpl2A A floater Series 2024-RPL2A Class A, EURIBOR (1 MO) RATE + 1.100% 4.1886% 1/24/63 (b)(m)	EUR	3,800,000	4,014,457
Legacy Mortgage Asset Trust 20 sequential payer Series 2021-SL2 Class A, 4.875% 10/25/68 (b)(h)		549,226	544,683
Lugo Funding Dac floater Series 2024-1A Class A, 3 month EURIBOR EURO INTER + 0.000% 3.9923% 5/26/66 (b)(h)(m)	EUR	1,400,000	1,471,138
Mill City Mortgage Loan Trust Series 2017-1 Class M3, 3.25% 11/25/58 (b)		4,560,000	4,303,400
Morgan Stanley Resecuritizatio sequential payer Series 2015-R6 Class 1A2, CME Term SOFR 1 Month Index + 0.370% 4.4073% 7/26/45 (b)(m)		2,903,994	2,857,899
Morgan Stanley Residential Mtg:
sequential payer Series 2024-NQM3 Class A1, 5.044% 7/25/69 (b)(h)		2,903,832	2,876,611
Series 2024-RPL1 Class A1, 4% 6/25/64		3,056,000	2,945,067
Nymt Loan Trust 2024-Investment1 Series 2024-INV1 Class A1, 5.379% 6/25/69 (b)		1,995,736	1,985,527
Pret 2024-Npl6 LLC Series 2024-NPL6 Class A1, 5.9256% 10/25/54 (b)(h)		2,400,000	2,409,082
Pret 2024-Npl7 LLC Series 2024-NPL7 Class A1, 5.9251% 10/25/54 (b)(h)		1,088,155	1,092,253
Pret 2024-Npl8 LLC Series 2024-NPL8 Class A1, 5.9632% 11/25/54 (b)		4,500,000	4,516,650
PRET LLC:
sequential payer Series 2022-RN2 Class A1, 5% 6/25/52 (b)		250,159	248,719
Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)		569,480	569,529
Prpm 2024-7 LLC Series 2024-7 Class A1, 5.87% 11/25/29 (b)(h)		2,900,000	2,913,630
Prpm 2024-8 LLC Series 2024-8 Class A1, 5.897% 12/25/29 (b)(d)		4,000,000	3,999,968
Prpm 2024-Rpl3 LLC Series 2024-RPL3 Class A1, 4% 11/25/54 (b)		3,100,000	3,008,550
Sequoia Mortgage Trust 2024-Hy Series 2024-HYB1 Class A1A, 4.4972% 11/25/63 (b)(h)		1,363,086	1,348,888
Towd Point Mortgage Trust 2024 Series 2024-CES6 Class A1, 5.725% 11/25/64 (b)		3,600,000	3,621,600
Towd PT Mtg Trust 2024-5 sequential payer Series 2024-5 Class A1A, 4.4666% 10/25/64 (b)(h)		3,536,166	3,488,712
Verus Securitization Trust 202:
sequential payer Series 2024-R1 Class A1, 5.218% 9/25/69 (b)		1,984,142	1,996,175
Series 2024-8 Class A1, 5.364% 10/25/69 (b)(h)		984,095	980,281
TOTAL PRIVATE SPONSOR			73,002,521
U.S. Government Agency - 0.0%
Freddie Mac floater:
Series 2024-5473 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 5.834% 11/25/54 (h)(m)		575,315	574,723
Series 2024-5480 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 5.8927% 12/25/54 (h)(m)		2,000,000	2,006,999
Series 2024-5484 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 6.0065% 12/25/54 (h)(m)		5,200,000	5,216,890
TOTAL U.S. GOVERNMENT AGENCY			7,798,612
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,675,324)			80,801,133

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (g)	Value ($)
Brazil Letras Do Tesouro Nacio, yield at date of purchase 12.7983% 10/1/25	BRL	117,300,000	17,514,874
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	23,900,000	5,842,383
6.15% 8/12/32 (b)	PEN	11,600,000	3,072,585
6.9% 8/12/37 (b)	PEN	9,300,000	2,475,058
6.95% 8/12/31 (Reg. S)	PEN	4,100,000	1,150,466
7.3% 8/12/33(Reg. S) (b)	PEN	1,000,000	281,809
Polish Government 4.75% 7/25/29	PLN	6,800,000	1,638,017
United Mexican States 8% 11/7/47	MXN	21,200,000	834,319
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $33,519,090)			32,809,511

Commercial Paper - 0.1%
	Principal Amount (g)	Value ($)
AutoNation, Inc. 0% 12/3/24	4,620,000	4,617,343
Bacardi Martini BV yankee:
0% 12/12/24	410,000	409,263
0% 12/19/24	3,300,000	3,290,890
0% 12/23/24 (b)	490,000	488,378
0% 12/27/24	450,000	448,263
Conagra Brands, Inc. 0% 12/10/24	4,640,000	4,633,029
Constellation Brands, Inc.:
0% 12/3/24	1,150,000	1,149,366
0% 12/11/24	740,000	738,773
0% 12/17/24 (b)	490,000	488,782
0% 12/20/24	2,200,000	2,193,624
Enbridge U.S., Inc. 0% 12/2/24	2,960,000	2,958,825
Harley-Davidson Financial Services, Inc. 0% 12/5/24	2,040,000	2,038,379
Jones Lang Lasalle yankee 0% 12/6/24	3,300,000	3,297,003
L3Harris Technologies, Inc. 0% 12/2/24	2,800,000	2,798,912
Quanta Services, Inc. 0% 12/9/24	4,640,000	4,633,585
Reckitt Benckiser Treasury Services PLC 0% 12/13/24	2,030,000	2,026,314
Rogers Communications, Inc. yankee 0% 12/19/24	4,300,000	4,288,791
Southern California Edison Co. 0% 1/6/25	1,610,000	1,601,518
The AES Corp. 0% 12/6/24	4,620,000	4,615,481
TOTAL COMMERCIAL PAPER (Cost $46,728,082)		46,716,519

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (n) (Cost $1,082)	14	1,178

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (o)	41,042,393	41,050,602
Fidelity Securities Lending Cash Central Fund 4.64% (o)(p)	572,619,415	572,676,677
Invesco Government & Agency Portfolio Institutional Class 4.57% (q)	617,376,255	617,376,255
TOTAL MONEY MARKET FUNDS (Cost $1,231,103,534)		1,231,103,534

Repurchase Agreements - 0.3%
	Maturity Amount ($)	Value ($)
With Bank of America NA at 4.64%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $107,141,412, 4.50%, 11/15/33)	107,141,412	107,100,000
With Citigroup Global Markets, Inc. at 4.64%, dated 12/2/24 due 12/3/24 (r)	94,412,167	94,400,000
TOTAL REPURCHASE AGREEMENTS (Cost $201,500,000)		201,500,000

Equity Funds - 14.9%
	Shares	Value ($)
Large Blend Funds - 3.1%
Fidelity SAI U.S. Large Cap Index Fund (n)	19,490,397	486,870,106
Fidelity SAI U.S. Low Volatility Index Fund (n)	43,397,509	1,001,180,526
iShares Core S&P 500 ETF	1,512,426	915,123,600
PIMCO StocksPLUS Absolute Return Fund Institutional Class	493,358	6,749,142
SPDR S&P 500 ETF Trust (e)	48,200	29,042,910
TOTAL LARGE BLEND FUNDS		2,438,966,284
Large Growth Funds - 6.8%
Fidelity Blue Chip Growth Fund (n)	40,718	9,208,691
Fidelity Growth Company Fund (n)	84,292,373	3,661,660,702
Fidelity SAI U.S. Momentum Index Fund (n)	600,288	10,673,122
Fidelity SAI U.S. Quality Index Fund (n)	77,767,666	1,741,218,041
TOTAL LARGE GROWTH FUNDS		5,422,760,556
Mid-Cap Blend Funds - 0.0%
Fidelity Mid Cap Index Fund (n)	86,994	3,231,829
Mid-Cap Growth Funds - 4.1%
Fidelity Extended Market Index Fund (n)	32,859,495	3,227,459,555
Sector Funds - 0.0%
Fidelity SAI Real Estate Index Fund (n)	439,445	2,447,711
Small Blend Funds - 0.1%
PIMCO StocksPLUS Small Fund Institutional Class	10,059,672	87,519,150
Small Growth Funds - 0.8%
Fidelity Advisor Small Cap Growth Fund Class Z (n)	17,535,423	647,933,868
TOTAL EQUITY FUNDS (Cost $7,476,074,436)		11,830,318,953

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (g)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Barclays Bank PLC to receive at maturity a fixed rate of 3.75% and pay at maturity a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2026.	10/30/25	64,400,000	261,923

Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive at maturity a fixed rate of 5.85% and pay at maturity a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2026.	11/25/26	20,900,000	5,585
Option on an interest rate swap with Citibank N.A. to receive at maturity a fixed rate of 5.85% and pay at maturity a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2026.	11/24/25	8,000,000	2,192

TOTAL CALL OPTIONS			7,777
TOTAL PURCHASED SWAPTIONS (Cost $320,820)			269,700

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	65	39,210,470	5,375	12/04/24	975
S&P 500 Index	Chicago Board Options Exchange	53	31,971,614	5,400	12/04/24	795
S&P 500 Index	Chicago Board Options Exchange	59	35,591,042	5,400	12/11/24	5,605
S&P 500 Index	Chicago Board Options Exchange	54	32,574,852	5,350	12/04/24	810
S&P 500 Index	Chicago Board Options Exchange	58	34,987,804	5,350	12/11/24	4,930
S&P 500 Index	Chicago Board Options Exchange	58	34,987,804	5,350	12/18/24	16,385
S&P 500 Index	Chicago Board Options Exchange	57	34,384,566	5,425	12/11/24	5,700
S&P 500 Index	Chicago Board Options Exchange	59	35,591,042	5,425	12/18/24	18,880
S&P 500 Index	Chicago Board Options Exchange	64	38,607,232	5,450	12/24/24	31,360

						85,440
TOTAL PURCHASED OPTIONS (Cost $229,480)						85,440

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $39,838,911,559)	80,330,083,105
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(865,335,324)
NET ASSETS - 100.0%	79,464,747,781

TBA Sale Commitments
	Principal Amount (g)	Value ($)
Uniform Mortgage Backed Securities
5.5% 12/1/54	(10,200,000)	(10,185,656)
6% 1/1/55	(13,900,000)	(14,061,262)

TOTAL TBA SALE COMMITMENTS (Proceeds $24,177,246)		(24,246,918)

Written Swaptions
	Expiration Date	Notional Amount (g)	Value ($)
Put Swaptions
Option on an interest rate swap with Barclays Bank PLC to receive at maturity a fixed rate of 2.83% and pay at maturity a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2026.	10/30/25	64,400,000	(89,808)
Option on an interest rate swap with Barclays Bank PLC to receive at maturity a fixed rate of 3.29% and pay at maturity a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2026.	10/30/25	64,400,000	(155,311)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.615% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2034.	12/26/26	2,600,000	(13,383)

TOTAL PUT SWAPTIONS			(258,502)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 4.015% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2034.	12/26/24	2,600,000	(3,053)

TOTAL WRITTEN SWAPTIONS			(261,555)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	39	Dec 2024	4,766,970	371,050	371,050
CME E-mini S&P 500 Index Contracts (United States)	1,192	Dec 2024	360,669,400	14,661,343	14,661,343
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	Dec 2024	3,377,800	223,789	223,789

TOTAL EQUITY INDEX CONTRACTS					15,256,182

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	503	Mar 2025	103,673,016	241,846	241,846
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,440	Mar 2025	154,946,250	1,165,270	1,165,270

TOTAL TREASURY CONTRACTS					1,407,116

TOTAL PURCHASED					16,663,298

Sold

Equity Index Contracts
CBOT Dow Jones E-Mini Index Contract (United States)	1,055	Dec 2024	237,665,125	(10,970,940)	(10,970,940)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	668	Mar 2025	74,273,250	(904,998)	(904,998)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	26	Mar 2025	2,984,719	(50,411)	(50,411)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	272	Mar 2025	34,595,000	(1,097,258)	(1,097,258)

TOTAL TREASURY CONTRACTS					(2,052,667)

TOTAL SOLD					(13,023,607)

TOTAL FUTURES CONTRACTS					3,639,691
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	65	39,210,470	5,830.00	12/04/24	(2,600)
S&P 500 Index	Chicago Board Options Exchange	53	31,971,614	5,870.00	12/04/24	(3,180)
S&P 500 Index	Chicago Board Options Exchange	59	35,591,042	5,850.00	12/11/24	(33,040)
S&P 500 Index	Chicago Board Options Exchange	54	32,574,852	5,835.00	12/04/24	(2,160)
S&P 500 Index	Chicago Board Options Exchange	58	34,987,804	5,820.00	12/11/24	(25,230)
S&P 500 Index	Chicago Board Options Exchange	58	34,987,804	5,805.00	12/18/24	(61,480)
S&P 500 Index	Chicago Board Options Exchange	57	34,384,566	5,925.00	12/11/24	(65,835)
S&P 500 Index	Chicago Board Options Exchange	59	35,591,042	5,910.00	12/18/24	(117,115)
S&P 500 Index	Chicago Board Options Exchange	64	38,607,232	5,895.00	12/24/24	(149,120)

TOTAL WRITTEN OPTIONS						(459,760)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	4,535,055	USD	4,785,966	UBS AG	12/02/24	6,453
AUD	13,494,000	USD	8,748,430	BNP Paribas S.A.	12/03/24	53,031
CAD	17,933,476	USD	12,716,523	Barclays Bank PLC	12/03/24	92,646
CHF	11,310,790	USD	12,836,978	Barclays Bank PLC	12/03/24	2,331
EUR	6,451,474	USD	6,820,756	Deutsche Bank AG	12/03/24	(3,161)
EUR	27,039,000	USD	28,593,743	Deutsche Bank AG	12/03/24	(20,279)
GBP	2,578,000	USD	3,348,654	BNP Paribas S.A.	12/03/24	(68,278)
GBP	954,000	USD	1,231,059	Bank of America, N.A.	12/03/24	(17,141)
GBP	729,000	USD	921,328	Barclays Bank PLC	12/03/24	6,289
JPY	111,300,000	USD	725,525	Citibank, N.A.	12/03/24	18,384
JPY	106,100,000	USD	690,667	Goldman Sachs Bank USA	12/03/24	18,486
JPY	141,000,000	USD	928,282	Goldman Sachs Bank USA	12/03/24	14,137
NZD	5,287,000	USD	3,157,188	Bank of America, N.A.	12/03/24	(25,962)
NZD	1,099,000	USD	655,941	Barclays Bank PLC	12/03/24	(5,058)
SGD	1,676,000	USD	1,243,976	Barclays Bank PLC	12/03/24	7,424
SGD	1,259,000	USD	953,597	Goldman Sachs Bank USA	12/03/24	(13,553)
USD	803,164	AUD	1,223,000	Bank of America, N.A.	12/03/24	5,462
USD	207,423	AUD	315,000	Bank of America, N.A.	12/03/24	1,965
USD	247,931	AUD	380,000	Bank of America, N.A.	12/03/24	76
USD	801,218	AUD	1,220,000	Barclays Bank PLC	12/03/24	5,473
USD	851,315	AUD	1,307,000	Barclays Bank PLC	12/03/24	(1,176)
USD	783,730	AUD	1,182,000	Citibank, N.A.	12/03/24	12,770
USD	3,663,971	AUD	5,572,000	Deutsche Bank AG	12/03/24	29,634
USD	1,482,804	AUD	2,295,000	Goldman Sachs Bank USA	12/03/24	(14,110)
USD	7,079,465	CAD	9,826,177	BNP Paribas S.A.	12/03/24	61,018
USD	1,824,494	CAD	2,555,000	BNP Paribas S.A.	12/03/24	(441)
USD	1,440,098	CAD	2,000,479	Bank of America, N.A.	12/03/24	11,236
USD	1,259,765	CAD	1,748,000	Barclays Bank PLC	12/03/24	11,238
USD	1,293,824	CAD	1,807,000	Royal Bank of Canada	12/03/24	3,156
USD	1,400,362	CHF	1,208,846	Bank of America, N.A.	12/03/24	28,155
USD	1,278,595	CHF	1,118,000	Bank of America, N.A.	12/03/24	9,510
USD	1,950,475	CHF	1,733,000	Bank of America, N.A.	12/03/24	(16,719)
USD	7,094,430	CHF	6,132,815	Barclays Bank PLC	12/03/24	132,837
USD	1,266,478	CHF	1,118,000	Royal Bank of Canada	12/03/24	(2,606)
USD	3,994,169	EUR	3,831,000	BNP Paribas S.A.	12/03/24	(54,240)
USD	3,856,741	EUR	3,677,000	BNP Paribas S.A.	12/03/24	(28,929)
USD	945,299	EUR	899,000	BNP Paribas S.A.	12/03/24	(4,719)
USD	1,482,152	EUR	1,401,000	Bank of America, N.A.	12/03/24	1,645
USD	2,856,019	EUR	2,702,000	Bank of America, N.A.	12/03/24	681
USD	1,468,298	EUR	1,391,000	Bank of America, N.A.	12/03/24	(1,641)
USD	102,247	EUR	94,000	Barclays Bank PLC	12/03/24	2,913
USD	10,778,159	EUR	9,966,000	Citibank, N.A.	12/03/24	246,589
USD	3,238,110	EUR	3,078,000	Citibank, N.A.	12/03/24	(14,566)
USD	5,406,016	GBP	4,261,000	Barclays Bank PLC	12/03/24	(15,894)
USD	327,024	JPY	50,152,400	Bank of America, N.A.	12/03/24	(8,186)
USD	2,054,299	JPY	308,524,929	Barclays Bank PLC	12/03/24	(7,826)
USD	634,477	NZD	1,063,000	BNP Paribas S.A.	12/03/24	4,915
USD	595,526	NZD	1,005,000	BNP Paribas S.A.	12/03/24	314
USD	233,554	NZD	393,076	Bank of America, N.A.	12/03/24	755
USD	1,166,787	NZD	1,972,924	Barclays Bank PLC	12/03/24	(1,677)
USD	765,618	NZD	1,307,000	Citibank, N.A.	12/03/24	(8,453)
USD	383,683	NZD	645,000	Deutsche Bank AG	12/03/24	1,682
USD	101,010	SEK	1,090,000	Barclays Bank PLC	12/03/24	992
USD	101,878	SEK	1,110,000	Citibank, N.A.	12/03/24	25
USD	44,147	SGD	59,488	BNP Paribas S.A.	12/03/24	(270)
USD	76,950	SGD	103,362	BNP Paribas S.A.	12/03/24	(226)
USD	481,333	SGD	635,494	Bank of America, N.A.	12/03/24	6,836
USD	69,617	SGD	93,948	Bank of America, N.A.	12/03/24	(530)
USD	11,451	SGD	15,332	Bank of America, N.A.	12/03/24	4
USD	1,534,151	SGD	2,027,361	Citibank, N.A.	12/03/24	20,405
INR	38,734,327	USD	460,167	BNP Paribas S.A.	12/04/24	(2,286)
INR	253,708,833	USD	3,011,738	BNP Paribas S.A.	12/04/24	(12,627)
INR	183,016,579	USD	2,173,000	Bank of America, N.A.	12/04/24	(9,547)
INR	162,395,028	USD	1,924,000	Barclays Bank PLC	12/04/24	(4,316)
INR	229,664,016	USD	2,720,000	Canadian Imperial Bk. of Comm.	12/04/24	(5,124)
INR	17,917,508	USD	212,725	Citibank, N.A.	12/04/24	(921)
INR	33,057,929	USD	392,598	Citibank, N.A.	12/04/24	(1,818)
INR	65,878,182	USD	781,691	Citibank, N.A.	12/04/24	(2,940)
INR	211,746,910	USD	2,514,152	Citibank, N.A.	12/04/24	(11,075)
INR	172,909,828	USD	2,054,000	Goldman Sachs Bank USA	12/04/24	(10,020)
INR	97,527,339	USD	1,158,000	Royal Bank of Canada	12/04/24	(5,122)
INR	188,978,989	USD	2,239,000	Royal Bank of Canada	12/04/24	(5,065)
USD	301,000	INR	25,330,474	BNP Paribas S.A.	12/04/24	1,567
USD	1,061,939	INR	89,698,802	BNP Paribas S.A.	12/04/24	1,603
USD	1,743,834	INR	147,063,625	BNP Paribas S.A.	12/04/24	5,384
USD	1,116,837	INR	94,048,844	Citibank, N.A.	12/04/24	5,078
USD	1,017,239	INR	85,905,834	Citibank, N.A.	12/04/24	1,740
USD	1,103,304	INR	93,162,990	Citibank, N.A.	12/04/24	2,017
USD	1,561,150	INR	131,885,952	Citibank, N.A.	12/04/24	2,116
USD	1,562,977	INR	131,977,778	Citibank, N.A.	12/04/24	2,858
USD	1,556,771	INR	131,516,014	Citibank, N.A.	12/04/24	2,110
USD	1,557,578	INR	131,506,311	Citibank, N.A.	12/04/24	3,032
USD	1,998,355	INR	168,940,932	Citibank, N.A.	12/04/24	1,291
USD	1,988,300	INR	167,941,760	Citibank, N.A.	12/04/24	3,048
USD	1,371,606	INR	115,923,876	Citibank, N.A.	12/04/24	1,261
USD	1,665,786	INR	140,662,301	Deutsche Bank AG	12/04/24	3,006
TRY	16,712,775	USD	470,948	Barclays Bank PLC	12/05/24	9,761
IDR	35,653,342,500	USD	2,250,000	Citibank, N.A.	12/09/24	(238)
PLN	5,644,931	USD	1,408,040	Bank of America, N.A.	12/09/24	(18,329)
IDR	6,262,360,000	USD	400,000	Citibank, N.A.	12/12/24	(4,870)
KRW	622,264,500	USD	450,000	Barclays Bank PLC	12/12/24	(3,700)
IDR	15,819,000,000	USD	1,000,000	Goldman Sachs Bank USA	12/16/24	(1,995)
ILS	689,000	USD	184,627	Bank of America, N.A.	12/16/24	5,101
ILS	309,000	USD	82,889	Citibank, N.A.	12/16/24	2,200
KRW	913,263,000	USD	650,000	Bank of America, N.A.	12/16/24	5,116
PLN	4,278,000	USD	1,075,605	BNP Paribas S.A.	12/16/24	(22,839)
PLN	6,151,000	USD	1,528,346	BNP Paribas S.A.	12/16/24	(14,656)
PLN	5,640,000	USD	1,397,711	Bank of America, N.A.	12/16/24	(9,772)
PLN	5,059,000	USD	1,223,684	Bank of America, N.A.	12/16/24	21,277
PLN	6,271,530	USD	1,586,183	Barclays Bank PLC	12/16/24	(42,832)
PLN	3,956,079	USD	1,002,440	Citibank, N.A.	12/16/24	(28,895)
PLN	7,974,827	USD	2,020,601	Deutsche Bank AG	12/16/24	(58,089)
PLN	8,278,000	USD	1,999,974	Goldman Sachs Bank USA	12/16/24	37,145
USD	272,501	ILS	1,021,000	Barclays Bank PLC	12/16/24	(8,650)
USD	80,863	ILS	301,000	Barclays Bank PLC	12/16/24	(2,022)
USD	367,965	ILS	1,384,615	Citibank, N.A.	12/16/24	(13,313)
USD	200,084	ILS	751,000	Citibank, N.A.	12/16/24	(6,717)
USD	428,718	ILS	1,609,000	Citibank, N.A.	12/16/24	(14,349)
USD	232,146	ILS	873,000	Goldman Sachs Bank USA	12/16/24	(8,250)
USD	226,834	PLN	906,000	Bank of America, N.A.	12/16/24	3,878
USD	1,666,596	PLN	6,697,000	Barclays Bank PLC	12/16/24	18,542
USD	198,796	ZAR	3,500,000	Citibank, N.A.	12/17/24	4,786
ZAR	24,887,000	USD	1,402,567	BNP Paribas S.A.	12/17/24	(23,043)
ZAR	14,126,000	USD	793,749	Bank of America, N.A.	12/17/24	(10,723)
ZAR	86,999,751	USD	4,955,274	Barclays Bank PLC	12/17/24	(132,749)
ZAR	38,685,000	USD	2,098,979	Barclays Bank PLC	12/17/24	45,388
ZAR	22,148,000	USD	1,218,433	Barclays Bank PLC	12/17/24	9,264
ZAR	23,920,000	USD	1,368,914	Citibank, N.A.	12/17/24	(42,993)
ZAR	25,223,000	USD	1,419,002	Goldman Sachs Bank USA	12/17/24	(20,854)
MXN	4,038,000	USD	194,305	Barclays Bank PLC	12/18/24	4,151
PEN	10,010,419	USD	2,633,697	Deutsche Bank AG	12/18/24	37,939
USD	1,358,985	CNY	9,641,523	BNP Paribas S.A.	12/18/24	26,232
USD	1,350,873	CNY	9,602,005	Bank of America, N.A.	12/18/24	23,582
USD	2,928,468	CNY	21,225,000	Barclays Bank PLC	12/18/24	(5,476)
USD	1,375,209	CNY	9,781,009	Citibank, N.A.	12/18/24	23,175
USD	100,000	IDR	1,593,900,000	Goldman Sachs Bank USA	12/18/24	(553)
USD	50,000	KRW	70,027,000	Citibank, N.A.	12/18/24	(237)
USD	411,990	MXN	8,331,000	Bank of America, N.A.	12/18/24	2,546
USD	456,812	MXN	9,394,000	Citibank, N.A.	12/18/24	(4,876)
USD	240,137	MXN	4,862,000	Goldman Sachs Bank USA	12/18/24	1,184
USD	2,654,689	PEN	10,012,000	BNP Paribas S.A.	12/18/24	(17,369)
USD	1,725,034	TWD	54,623,202	Goldman Sachs Bank USA	12/18/24	40,351
IDR	794,632,960	USD	50,000	Citibank, N.A.	12/31/24	113
GBP	4,261,000	USD	5,405,631	Barclays Bank PLC	1/05/25	15,805
TRY	9,474,640	USD	248,940	Barclays Bank PLC	1/06/25	14,627
TRY	18,668,559	USD	495,115	Barclays Bank PLC	1/06/25	24,209
JPY	307,055,203	USD	2,054,299	Barclays Bank PLC	1/07/25	8,708
IDR	1,339,567,761	USD	84,727	BNP Paribas S.A.	1/08/25	(269)
IDR	8,280,211,200	USD	524,064	Citibank, N.A.	1/08/25	(2,005)
USD	98,575	KRW	135,535,311	Barclays Bank PLC	1/08/25	1,257
USD	838,498	KRW	1,143,610,652	Citibank, N.A.	1/08/25	17,355
USD	3,187,761	KRW	4,469,559,698	Deutsche Bank AG	1/08/25	(21,504)
USD	673,299	KRW	925,213,821	Goldman Sachs Bank USA	1/08/25	8,971
IDR	9,830,133,463	USD	626,662	Barclays Bank PLC	1/15/25	(7,020)
IDR	23,219,194,690	USD	1,456,000	Citibank, N.A.	1/15/25	7,622
IDR	6,805,038,923	USD	433,511	Goldman Sachs Bank USA	1/15/25	(4,555)
JPY	49,862,984	USD	327,024	Bank of America, N.A.	1/15/25	8,286
KRW	1,228,849,196	USD	884,000	Royal Bank of Canada	1/15/25	(1,372)
NZD	1,972,924	USD	1,167,447	Barclays Bank PLC	1/15/25	1,666
SGD	59,377	USD	44,147	BNP Paribas S.A.	1/15/25	277
SGD	103,172	USD	76,950	BNP Paribas S.A.	1/15/25	239
SGD	93,776	USD	69,617	Bank of America, N.A.	1/15/25	543
SGD	15,302	USD	11,451	Bank of America, N.A.	1/15/25	(3)
USD	8,751,196	AUD	13,494,000	BNP Paribas S.A.	1/15/25	(53,165)
USD	12,716,523	CAD	17,904,101	Barclays Bank PLC	1/15/25	(93,580)
USD	12,836,978	CHF	11,253,582	Barclays Bank PLC	1/15/25	(4,576)
USD	10,398,418	CNY	75,254,392	BNP Paribas S.A.	1/15/25	(27,880)
USD	1,961,692	CNY	14,190,000	BNP Paribas S.A.	1/15/25	(4,295)
USD	2,766	CNY	20,000	Barclays Bank PLC	1/15/25	(5)
USD	28,648,280	EUR	27,039,000	Deutsche Bank AG	1/15/25	18,425
USD	1,297,452	KRW	1,810,114,209	BNP Paribas S.A.	1/15/25	(2,673)
USD	1,982,000	KRW	2,766,059,380	Barclays Bank PLC	1/15/25	(4,739)
USD	86,123	KRW	120,057,184	Citibank, N.A.	1/15/25	(109)
USD	340,635	KRW	467,538,569	Deutsche Bank AG	1/15/25	4,823
INR	89,856,393	USD	1,061,939	BNP Paribas S.A.	1/17/25	(2,311)
INR	147,385,013	USD	1,743,834	BNP Paribas S.A.	1/17/25	(5,802)
INR	94,243,173	USD	1,116,837	Citibank, N.A.	1/17/25	(5,478)
INR	86,065,540	USD	1,017,239	Citibank, N.A.	1/17/25	(2,314)
INR	93,330,140	USD	1,103,304	Citibank, N.A.	1/17/25	(2,712)
INR	132,132,770	USD	1,561,150	Citibank, N.A.	1/17/25	(2,979)
INR	132,230,980	USD	1,562,977	Citibank, N.A.	1/17/25	(3,648)
INR	131,787,671	USD	1,556,771	Citibank, N.A.	1/17/25	(2,670)
INR	131,778,887	USD	1,557,578	Citibank, N.A.	1/17/25	(3,581)
INR	169,298,637	USD	1,998,355	Citibank, N.A.	1/17/25	(1,907)
INR	168,294,683	USD	1,988,300	Citibank, N.A.	1/17/25	(3,692)
INR	116,187,828	USD	1,371,606	Citibank, N.A.	1/17/25	(1,466)
INR	140,977,135	USD	1,665,786	Deutsche Bank AG	1/17/25	(3,319)
IDR	26,765,776,938	USD	1,691,371	BNP Paribas S.A.	1/22/25	(4,538)
IDR	5,405,832,891	USD	338,298	Bank of America, N.A.	1/22/25	2,388
IDR	20,342,358,788	USD	1,275,375	Barclays Bank PLC	1/22/25	6,641
IDR	44,679,550,344	USD	2,802,192	Goldman Sachs Bank USA	1/22/25	13,603
USD	4,742,822	KRW	6,659,775,796	Citibank, N.A.	1/22/25	(42,127)
USD	6,530,827	KRW	9,155,892,913	Deutsche Bank AG	1/22/25	(47,545)
USD	713,665	TWD	22,650,300	BNP Paribas S.A.	1/22/25	12,734
USD	714,976	TWD	22,711,213	BNP Paribas S.A.	1/22/25	12,160
USD	2,977,000	TWD	96,068,981	BNP Paribas S.A.	1/22/25	4,073
USD	704,292	TWD	22,378,174	Citibank, N.A.	1/22/25	11,782
USD	704,292	TWD	22,377,470	Citibank, N.A.	1/22/25	11,804
USD	722,671	TWD	22,836,404	Citibank, N.A.	1/22/25	15,981
USD	942,034	TWD	29,797,477	Citibank, N.A.	1/22/25	19,929
USD	883,784	TWD	27,836,545	Citibank, N.A.	1/22/25	22,361
USD	1,083,783	TWD	34,727,442	Citibank, N.A.	1/22/25	9,116
USD	1,083,100	TWD	34,523,813	Citibank, N.A.	1/22/25	14,735
USD	1,115,362	TWD	36,050,965	Citibank, N.A.	1/22/25	(262)
USD	1,875,000	TWD	60,715,288	Citibank, N.A.	1/22/25	(3,880)
USD	2,020,483	TWD	64,893,873	Goldman Sachs Bank USA	1/22/25	12,293
USD	2,240,000	TWD	71,985,424	Royal Bank of Canada	1/22/25	12,357
USD	1,177,912	PEN	4,424,003	Citibank, N.A.	1/28/25	(2,211)
USD	634,985	PEN	2,386,337	Citibank, N.A.	1/29/25	(1,574)
TRY	16,627,019	USD	443,198	Barclays Bank PLC	2/12/25	1,862
TRY	20,087,462	USD	532,333	BNP Paribas S.A.	2/18/25	2,338
TRY	62,215,463	USD	1,651,110	Barclays Bank PLC	2/18/25	4,888
TRY	9,976,724	USD	264,319	Goldman Sachs Bank USA	2/18/25	1,233
USD	3,709,680	PEN	14,087,140	Bank of America, N.A.	2/21/25	(47,341)
TRY	18,265,949	USD	480,620	Barclays Bank PLC	2/24/25	2,825
USD	2,633,697	PEN	10,019,110	Deutsche Bank AG	3/19/25	(37,761)
USD	445,643	PEN	1,693,710	Citibank, N.A.	3/24/25	(5,940)
USD	1,245,162	PEN	4,732,798	Citibank, N.A.	4/21/25	(16,373)
USD	626,558	PEN	2,381,517	Citibank, N.A.	4/21/25	(8,239)
USD	1,497,004	PEN	5,680,457	Citibank, N.A.	5/14/25	(16,796)
USD	825,644	PEN	3,139,098	Deutsche Bank AG	5/27/25	(10,798)
USD	19,067,187	BRL	117,300,000	Goldman Sachs Bank USA	10/02/25	87,372

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						152,692
Unrealized Appreciation						1,592,597
Unrealized Depreciation						(1,439,905)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
10-Year CDX N.A. IG Series 43	NR	Dec 2034	ICE	1%	Quarterly		17,610,000	90,232	0	90,232
5-Year CDX N.A. IG Series 43	NR	Dec 2029	ICE	1%	Quarterly		314,280,000	611,413	0	611,413
5-Year CDX N.A. IG Series 43	NR	Dec 2029	ICE	5%	Quarterly		6,860,000	97,783	0	97,783
5-Year iTraxx Europe Crossover Series 42	NR	Dec 2029	BNP Paribas S.A.	5%	Quarterly	EUR	6,700,000	1,446,469	(1,407,940)	38,529

TOTAL CREDIT DEFAULT SWAPS								2,245,897	(1,407,940)	837,957

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.39%	Monthly	CME	Dec 2025	MXN	12,200,000	2,004	0	2,004
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.43%	Monthly	CME	Dec 2025	MXN	10,700,000	1,475	0	1,475
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	CME	Dec 2026		11,690,000	184,708	0	184,708
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.93%	Annual	CME	Jul 2029	PLN	6,800,000	(31,771)	0	(31,771)
4%	Annual	SONIA Interest Rate Benchmark(4)	Annual	LCH	Sep 2029	GBP	43,770,000	106,709	0	106,709
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	CME	Dec 2029		100,590,000	737,901	0	737,901
2.5%	Annual	6 month EURIBOR(4)	Semi - annual	LCH	Mar 2030	EUR	19,040,000	196,236	0	196,236
4.5%	Semi-annual	ASX Australian Bank Bill Short Term Rates 6 month(4)	Semi-annual	LCH	Sep 2033	AUD	22,990,000	23,004	0	23,004
Mexico Interbank TIIE 1 Day Rate(4)	Monthly	9.43%	Monthly	CME	Oct 2034	MXN	10,700,000	(10,205)	0	(10,205)
3.48%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Oct 2034		900,000	(16,391)	0	(16,391)
3.47%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Oct 2034		200,000	(3,906)	0	(3,906)
Mexico Interbank TIIE 1 Day Rate(4)	Monthly	9.39%	Monthly	CME	Nov 2034	MXN	12,200,000	(10,303)	0	(10,303)
3.87%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Nov 2034		2,000,000	27,100	0	27,100
3.52%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Nov 2034		1,600,000	(24,682)	0	(24,682)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	CME	Dec 2034		35,090,000	664,712	0	664,712
2.5%	Annual	6 month EURIBOR(4)	Semi - annual	LCH	Mar 2035	EUR	13,990,000	290,264	0	290,264
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	CME	Dec 2044		260,000	14,425	0	14,425
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	CME	Dec 2054		4,790,000	272,966	0	272,966
6 month EURIBOR(4)	Semi - annual	2.25%	Annual	LCH	Mar 2055	EUR	6,000,000	(379,358)	0	(379,358)
TOTAL INTEREST RATE SWAPS								2,044,888	0	2,044,888

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Total Return	Receives	Monthly	Federal Funds Daily Rate plus 120 basis points	Monthly	Canadian Imperial Bank Of Commerce	Jan 2025	6,524	85,073,501	1,124,658	0	1,124,658
S&P 500 Total Return	Receives	Monthly	Federal Funds Daily Rate plus 75 basis points	Monthly	Canadian Imperial Bank Of Commerce	Jun 2025	7,827	102,603,767	696,951	0	696,951
S&P 500 Total Return	Receives	Monthly	Federal Funds Daily Rate plus 75 basis points	Monthly	Canadian Imperial Bank Of Commerce	Jun 2025	7,786	98,604,427	4,059,796	0	4,059,796
S&P 500 Total Return	Receives	Monthly	Federal Funds Daily Rate plus 75 basis points	Monthly	Canadian Imperial Bank Of Commerce	Jun 2025	5,999	74,949,922	4,072,543	0	4,072,543
S&P 500 Total Return	Receives	Monthly	Federal Funds Daily Rate plus 75 basis points	Monthly	Canadian Imperial Bank Of Commerce	Jun 2025	4,003	50,012,425	2,717,988	0	2,717,988
S&P 500 Total Return	Receives	Monthly	Federal Funds Daily Rate plus 75 basis points	Monthly	Canadian Imperial Bank Of Commerce	Jun 2025	3,972	49,625,119	2,695,272	0	2,695,272
S&P 500 Total Return	Receives	Monthly	Federal Funds Daily Rate plus 90 basis points	Monthly	Royal Bank of Canada	Oct 2025	7,767	99,198,594	3,092,461	0	3,092,461
S&P 500 Total Return	Receives	Monthly	Federal Funds Daily Rate plus 82 basis points	Monthly	Royal Bank of Canada	Oct 2025	3,998	49,949,957	2,707,540	0	2,707,540
S&P 500 Total Return	Receives	Monthly	Federal Funds Daily Rate plus 82 basis points	Monthly	Royal Bank of Canada	Oct 2025	3,903	48,763,052	2,641,821	0	2,641,821
TOTAL RETURN SWAPS									23,809,030	0	23,809,030

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
GBP	-	British pound sterling
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PLN	-	Polish zloty
SEK	-	Swedish krona
SGD	-	Singapore dollar
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar
ZAR	-	South African rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $302,464,864 or 0.4% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $449,254 or 0.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,565,509.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $9,367,000.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $143,299.

(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
(q)	The rate quoted is the annualized seven-day yield of the fund at period end.
(r)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	356,550

GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	43,574,257	215,111,723	219,035,926	1,113,352	190	-	41,050,602	0.1%
Fidelity Securities Lending Cash Central Fund 4.64%	196,003,648	1,242,850,596	866,177,567	503,024	-	-	572,676,677	2.2%
Total	239,577,905	1,457,962,319	1,085,213,493	1,616,376	190	-	613,727,279

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	-	7,886,510	-	7,886,511	-	69,716,169	647,933,868
Fidelity Blue Chip Growth Fund	13,284,245	443,941	5,000,000	443,941	1,940,255	(1,459,750)	9,208,691
Fidelity Extended Market Index Fund	-	60,067,567	228,877,789	-	6,163,334	512,252,162	3,227,459,555
Fidelity Growth Company Fund	3,454,782,809	6,587,353	306,100,368	-	165,018,485	341,372,423	3,661,660,702
Fidelity Mid Cap Index Fund	849,271,975	280,398	845,580,580	269,445	29,494,271	(30,234,235)	3,231,829
Fidelity SAI Inflation-Focused Fund	1,222	28	-	28	-	(72)	1,178
Fidelity SAI Real Estate Index Fund	-	757,263	-	757,264	-	(287,614)	2,447,711
Fidelity SAI U.S. Large Cap Index Fund	1,875,967,702	1,143,274,533	2,687,659,806	16,234,737	207,477,607	(52,189,930)	486,870,106
Fidelity SAI U.S. Low Volatility Index Fund	1,827,748,091	-	1,073,824,504	-	218,057,553	29,199,386	1,001,180,526
Fidelity SAI U.S. Momentum Index Fund	9,225,278	273,666	-	273,666	-	1,174,178	10,673,122
Fidelity SAI U.S. Quality Index Fund	729,949,523	1,060,028,437	100,000,000	107,304,796	(4,425,274)	55,665,355	1,741,218,041
	8,760,230,845	2,279,599,696	5,247,043,047	133,170,388	623,726,231	925,208,072	10,791,885,329

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,744,284,263	5,744,284,262	-	1
Consumer Discretionary	7,457,231,324	7,457,231,324	-	-
Consumer Staples	3,270,039,239	3,270,039,239	-	-
Energy	2,515,666,260	2,511,186,116	4,480,144	-
Financials	10,784,138,262	10,773,863,845	10,274,417	-
Health Care	7,505,181,023	7,505,149,271	-	31,752
Industrials	6,667,380,378	6,667,380,378	-	-
Information Technology	17,973,096,005	17,949,597,936	23,498,069	-
Materials	1,505,606,464	1,505,606,464	-	-
Real Estate	1,247,333,841	1,247,333,841	-	-
Utilities	1,650,043,302	1,650,043,302	-	-

Corporate Bonds	67,458,172	-	67,458,172	-

U.S. Government and Government Agency Obligations	43,512,844	-	43,512,844	-

U.S. Government Agency - Mortgage Securities	201,493,106	-	186,738,487	14,754,619

Asset-Backed Securities	274,012,654	-	273,888,113	124,541

Collateralized Mortgage Obligations	80,801,133	-	76,801,165	3,999,968

Foreign Government and Government Agency Obligations	32,809,511	-	32,809,511	-

Commercial Paper	46,716,519	-	46,716,519	-

Other	1,178	1,178	-	-

Money Market Funds	1,231,103,534	1,231,103,534	-	-

Repurchase Agreements	201,500,000	-	201,500,000	-

Equity Funds	11,830,318,953	11,830,318,953	-	-

Purchased Options	85,440	85,440	-	-

Purchased Swaptions	269,700	-	269,700	-
Total Investments in Securities:	80,330,083,105	79,343,225,083	967,947,141	18,910,881
Derivative Instruments: Assets
Futures Contracts	16,663,298	16,663,298	-	-
Forward Foreign Currency Contracts	1,592,597	-	1,592,597	-
Swaps	28,576,431	-	28,576,431	-
Total Assets	46,832,326	16,663,298	30,169,028	-
Liabilities
Futures Contracts	(13,023,607)	(13,023,607)	-	-
Forward Foreign Currency Contracts	(1,439,905)	-	(1,439,905)	-
Swaps	(476,616)	-	(476,616)	-
Written Options	(459,760)	(459,760)	-	-
Written Swaptions	(261,555)	-	(261,555)	-
Total Liabilities	(15,661,443)	(13,483,367)	(2,178,076)	-
Total Derivative Instruments:	31,170,883	3,179,931	27,990,952	-
Other Financial Instruments:
TBA Sale Commitments	(24,246,918)	-	(24,246,918)	-
Total Other Financial Instruments:	(24,246,918)	-	(24,246,918)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	2,245,897	0
Total Credit Risk	2,245,897	0
Equity Risk
Futures Contracts (c)	15,256,182	(10,970,940)
Purchased Options (d)	85,440	0
Swaps (b)	23,809,030	0
Written Options (e)	0	(459,760)
Total Equity Risk	39,150,652	(11,430,700)
Foreign Exchange Risk
Forward Foreign Currency Contracts (f)	1,592,597	(1,439,905)
Total Foreign Exchange Risk	1,592,597	(1,439,905)
Interest Rate Risk
Futures Contracts (c)	1,407,116	(2,052,667)
Purchased Swaptions (d)	269,700	0
Swaps (a)	2,521,504	(476,616)
Written Swaptions (e)	0	(261,555)
Total Interest Rate Risk	4,198,320	(2,790,838)
Total Value of Derivatives	47,187,466	(15,661,443)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
(f)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $560,308,388 and repurchase agreements of $201,500,000) - See accompanying schedule:
Unaffiliated issuers (cost $32,459,888,187)	$68,924,470,497
Fidelity Central Funds (cost $613,727,279)	613,727,279
Other affiliated issuers (cost $6,765,296,093)	10,791,885,329

Total Investment in Securities (cost $39,838,911,559)		$80,330,083,105
Segregated cash with brokers for derivative instruments		10,786,545
Restricted cash		1,260,850
Foreign currency held at value (cost $2,897,530)		2,910,196
Receivable for investments sold
Regular delivery		22,648,761
Delayed delivery		72,362,459
Receivable for TBA sale commitments		24,177,246
Unrealized appreciation on forward foreign currency contracts		1,592,597
Receivable for fund shares sold		49,095,474
Dividends receivable		74,562,828
Interest receivable		26,158,136
Distributions receivable from Fidelity Central Funds		258,051
Receivable for daily variation margin on futures contracts		4,232,953
Bi-lateral OTC swaps, at value		25,255,499
Prepaid expenses		39,928
Other receivables		934,628
Total assets		80,646,359,256
Liabilities
Payable to custodian bank	$90,516,936
Segregated cash from brokers for derivative instruments	19,957,000
Payable for investments purchased
Regular delivery	188,283,891
Delayed delivery	224,426,344
TBA sale commitments, at value	24,246,918
Unrealized depreciation on forward foreign currency contracts	1,439,905
Payable for fund shares redeemed	39,501,253
Accrued management fee	11,158,750
Payable for daily variation margin on centrally cleared swaps	1,279,653
Written options, at value (premium received $1,891,496)	721,315
Other payables and accrued expenses	7,402,833
Collateral on securities loaned	572,676,677
Total liabilities		1,181,611,475
Net Assets		$79,464,747,781
Net Assets consist of:
Paid in capital		$36,843,257,465
Total accumulated earnings (loss)		42,621,490,316
Net Assets		$79,464,747,781
Net Asset Value, offering price and redemption price per share ($79,464,747,781 ÷ 7,297,670,905 shares)		$10.89
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$413,401,713
Affiliated issuers		22,786,650
Interest		3,771,127
Income from Fidelity Central Funds (including $503,024 from security lending)		1,616,376
Total income		441,575,866
Expenses
Management fee	$151,065,476
Custodian fees and expenses	383,645
Independent trustees' fees and expenses	151,339
Registration fees	3,817,712
Audit fees	74,061
Legal	77,316
Miscellaneous	144,137
Total expenses before reductions	155,713,686
Expense reductions	(92,365,432)
Total expenses after reductions		63,348,254
Net Investment income (loss)		378,227,612
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,535)	2,057,200,963
Affiliated issuers	576,913,385
Forward foreign currency contracts	1,358,805
Foreign currency transactions	54,432
Futures contracts	8,507,273
Swaps	19,763,368
Written options	9,052,986
Capital gain distributions from underlying funds:
Affiliated issuers	110,114,293
Total net realized gain (loss)		2,782,965,505
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,063)	3,515,343,131
Affiliated issuers	4,026,589,236
Forward foreign currency contracts	152,692
Assets and liabilities in foreign currencies	73,749
Futures contracts	2,736,405
Swaps	26,691,875
Written options	742,515
TBA Sale commitments	(69,672)
Total change in net unrealized appreciation (depreciation)		7,572,259,931
Net gain (loss)		10,355,225,436
Net increase (decrease) in net assets resulting from operations		$10,733,453,048

See Organization and Reorganization information notes regarding reorganization.
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$378,227,612	$687,462,380
Net realized gain (loss)	2,782,965,505	3,365,082,715
Change in net unrealized appreciation (depreciation)	7,572,259,931	10,675,645,127
Net increase (decrease) in net assets resulting from operations	10,733,453,048	14,728,190,222
Distributions to shareholders	(3,406,132,679)	(2,409,925,982)

Share transactions
Proceeds from sales of shares	7,410,115,241	11,250,343,159
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	10,121,024,443	-
Reinvestment of distributions	3,282,401,939	2,206,709,434
Cost of shares redeemed	(11,998,320,179)	(12,884,136,586)

Net increase (decrease) in net assets resulting from share transactions	8,815,221,444	572,916,007
Total increase (decrease) in net assets	16,142,541,813	12,891,180,247

Net Assets
Beginning of period	63,322,205,968	50,431,025,721
End of period	$79,464,747,781	$63,322,205,968

Other Information
Shares
Sold	718,150,955	1,254,170,990
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	1,022,328,897	-
Issued in reinvestment of distributions	338,861,828	257,258,386
Redeemed	(1,155,656,908)	(1,456,819,189)
Net increase (decrease)	923,684,772	54,610,187

See Organization and Reorganization information notes regarding reorganization.

Share activity is further described in Organization and Reorganization information notes.  Amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.

Financial Highlights
Strategic Advisers® U.S. Total Stock Fund

	Six months ended (Unaudited) November 30, 2024 A	Years ended May 31, 2024 A	2023 A	2022 A	2021 B	2020 B
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$7.98	$8.12	$9.14	$6.63	$6.27
Income from Investment Operations
Net investment income (loss) C,D	.05	.11	.11	.11	.11	.11
Net realized and unrealized gain (loss)	1.46	2.23	.15	(.25)	2.77	.67
Total from investment operations	1.51	2.34	.26	(.14)	2.88	.78
Distributions from net investment income	(.07)	(.11)	(.11)	(.11)	(.11)	(.11)
Distributions from net realized gain	(.48)	(.28)	(.29)	(.77)	(.26)	(.32)
Total distributions	(.55)	(.39)	(.40)	(.88)	(.37)	(.42) E
Net asset value, end of period	$10.89	$9.93	$7.98	$8.12	$9.14	$6.63
Total Return F,G,H	15.73%	30.24%	3.57%	(2.43)%	44.55%	12.17%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.43% K	.43%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.18 % K	.18%	.18%	.18%	.19%	.20%
Expenses net of all reductions	.18% K	.18%	.18%	.18%	.19%	.20%
Net investment income (loss)	1.05% K	1.23%	1.44%	1.21%	1.29%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$79,464,748	$63,322,206	$50,431,026	$55,747,821	$60,191,843	$27,026,081
Portfolio turnover rate L	64 % K,M	61%	67%	59%	74%	90%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on August 16, 2024. All financial information prior to the reorganization is that of the Strategic Advisers Large Cap Fund. See Organization and Reorganization Information note.
BPer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganizations that occurred on August 16, 2024 and November 20, 2020. All financial information prior to the November 20, 2020 reorganization is that of the Strategic Advisers Core Fund. See Organization and Reorganization Information note regarding the August 16, 2024 reorganization.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns are that of the Predecessor Fund for all periods prior to the reorganization that occurred on August 16, 2024. The Predecessor Fund's total returns includes the total returns of Strategic Advisers Core Fund for periods prior to November 20, 2020.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Strategic Advisers U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

Effective August 16, 2024, Strategic Advisers Large Cap Fund (Predecessor Fund) and Strategic Advisers Small-Mid Cap Fund (Acquired Fund) were reorganized into the Fund (see Reorganization Information note).

2. Reorganization Information.
On August 16, 2024 the Predecessor Fund and Acquired Fund reorganized into a newly created Strategic Advisers U.S. Total Stock Fund pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund and the Acquired Fund received the Fund shares equal in value to the shares of the Predecessor Fund and Acquired Fund, respectively, they owned on the day the reorganization was effective. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund and the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor and Acquired Funds	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio
Strategic Advisers Large Cap Fund A	65,753,727,217	34,126,932,117	65,820,837,914	6,648,568,417	1.3286464646
Strategic Advisers Small-Mid Cap Fund	10,119,126,927	1,239,000,727	10,121,024,443	1,022,328,897	1.4731919192

A Predecessor Fund/Accounting Survivor

Legal Acquiring Fund	Net Assets ($)	Total net assets after the acquisition ($)
Strategic Advisers U.S. Total Stock Fund	495,100	75,942,357,457

Pro forma results of operations of the combined entity for the entire period ended November 30, 2024, as though each acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$395,910,376
Total net realized gain (loss)	3,572,777,778
Total change in net unrealized appreciation (depreciation)	6,950,899,776
Net increase (decrease) in net assets resulting from operations	$10,919,587,930

Because the combined investment portfolios have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since August 16, 2024.

3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers U.S. Total Stock Fund	$797,604

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), options contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,960,981,544
Gross unrealized depreciation	(680,654,831)
Net unrealized appreciation (depreciation)	$40,280,326,713
Tax cost	$40,081,341,159

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers U.S. Total Stock Fund
Credit Risk
Swaps	(28,584)	837,957
Total Credit Risk	(28,584)	837,957
Equity Risk
Futures Contracts	9,072,624	3,381,956
Purchased Options	(2,076,604)	(80,035)
Written Options	8,995,378	680,763
Swaps	19,781,910	23,809,030
Total Equity Risk	35,773,308	27,791,714
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,358,805	152,692
Total Foreign Exchange Risk	1,358,805	152,692
Interest Rate Risk
Futures Contracts	(565,351)	(645,551)
Purchased Options	-	(49,104)
Written Options	57,608	61,752
Swaps	10,042	2,044,888
Total Interest Rate Risk	(497,701)	1,411,985
Totals	36,605,828	30,194,348

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers U.S. Total Stock Fund	22,726,608,850	26,936,530,211
7. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser.

Effective August 17, 2024, the management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the period August 17, 2024 through November 30, 2024, the total annualized management fee rate was .42% of the Fund's average net assets, and the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

During the period June 1, 2024 through August 16, 2024, the management fee was calculated by adding the annual management fee rate of .25% of the Predecessor Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Predecessor Fund's sub-advisers (not to exceed .65%). For the period June 1, 2024 through August 16, 2024, the total annualized management fee rate was .42% of the Predecessor Fund's average net assets, and the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), BlackRock Investment Management, LLC, Brandywine Global Investment Management, LLC, D.E. Shaw Investment Management LLC, FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, GW&K Investment Management, LLC, J.P. Morgan Investment Management, Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Neuberger Berman Investment Management, LLC, Pacific Investment Management Company LLC, PineBridge Investments LLC, Portolan Capital Management, LLC, Principal Global Investors, LLC, River Road Asset Management LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC and FIL Investment Advisors (FIL) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective January 1, 2025, the sub-subadvisory agreements between FIAM LLC (FIAM) or Fidelity Diversifying Solutions LLC (FDS) and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited (collectively, the Sub-Subadvisers) were amended. FIAM, FDS, or an affiliate, as applicable, and not the fund, pays the Sub-Subadvisers. Under the terms of the sub-subadvisory agreements, FIAM, FDS, or an affiliate, as applicable, pays each Sub-Subadviser monthly fees equal to 110% of the Sub-Subadviser's costs for providing sub-subadvisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers U.S. Total Stock Fund	23,360

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Strategic Advisers U.S. Total Stock Fund	40,916,529	55,968,129	4,618,167
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers U.S. Total Stock Fund	59,420	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period August 17, 2024 through November 30, 2024, this waiver reduced the Fund's management fee by $56,096,445. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $1,137,184.

The investment adviser contractually waived the Predecessor Fund's management fee in an amount equal to .25% of the Predecessor Fund's average net assets. During the period June 1, 2024 through August 16, 2024, this waiver reduced the Predecessor Fund's management fee by $34,267,505. Expense reductions also include certain voluntary fee discount arrangements, which were in effect for the Predecessor Fund. During the period, these voluntary arrangements amounted to $790,264.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $74,034.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers U.S. Total Stock Fund

In March 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) the management contract between Strategic Advisers LLC (Strategic Advisers) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Management Contract); (ii) the sub-advisory agreements among Strategic Advisers, each of AllianceBernstein L.P. (AllianceBernstein), ArrowMark Colorado Holdings, LLC (ArrowMark), BlackRock Investment Management, LLC (BlackRock), Boston Partners Global Investors, Inc. (Boston Partners), Brandywine Global Investment Management, LLC (Brandywine), D.E. Shaw Investment Management, L.L.C. (D.E. Shaw), Fidelity Diversifying Solutions LLC (FDS), FIAM LLC (FIAM), FIL Investment Advisors (FIL), Geode Capital Management, LLC (Geode), GW&K Investment Management, LLC (GW&K), J.P. Morgan Investment Management Inc. (J.P. Morgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Neuberger Berman Investment Advisers LLC (Neuberger Berman), Pacific Investment Management Company LLC (PIMCO), PineBridge Investments LLC (PineBridge), Portolan Capital Management, LLC (Portolan), Principal Global Investors, LLC (Principal), River Road Asset Management, LLC (River Road), T. Rowe Price Associates, Inc. (T. Rowe Price), Wellington Management Company LLP (Wellington), and William Blair Investment Management, LLC (William Blair), and the Trust on behalf of the fund (each respective agreement, a Sub-Advisory Agreement and collectively, the Sub-Advisory Agreements); and (iii) the sub-subadvisory agreements among FDS and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited and Fidelity Management & Research (Hong Kong) Limited, the sub-subadvisory agreements among FIAM and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited and Fidelity Management & Research (Hong Kong) Limited and the sub-subadvisory agreement between FIL and FIL Investment Advisers (UK) Limited, with respect to the fund (Sub-Subadvisory Agreements and together with the Management Contract and Sub-Advisory Agreements, the Advisory Contracts). Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Advisory Contracts.

In considering whether to approve each Advisory Contract, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Advisory Contract is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Advisory Contract bear a reasonable relationship to the services to be rendered. The Board's decision to approve each Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided. The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and the proposed sub-adviser line-up. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Board noted Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Board the sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Board also noted that it receives from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board noted that under the Sub-Advisory Agreements, and subject to oversight by Strategic Advisers, each sub-adviser will be responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Board noted that each sub-adviser will be responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff that will provide services to the fund, their use of technology, and the Investment Advisers' approach to managing and compensating its investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Management Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of the portfolio managers in managing accounts under a similar investment mandate to the extent available. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Advisory Contracts, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers, and the projected total management fee rate and operating expenses of the fund.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 0.65% of the fund's average daily net assets and that Strategic Advisers has contractually agreed to waive its 0.25% portion of the fund's management fee through September 30, 2027 The Board considered that the proposed maximum aggregate annual management fee rate and estimated effective and total management fee rates rank below the median of the fund's total mapped group. The Board noted that FDS,FIAM and FIL, and not the fund, will compensate the sub-subadvisers under the terms of each Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the fund's projected total net expenses, including acquired fund fees and expenses, if any, rank below the competitive median.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board noted that it will consider costs of services and the profitability of Strategic Advisers and each sub-adviser as a result of their relationship with the fund in connection with future renewals of the Advisory Contracts.

Potential Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board noted that it will review information regarding the potential of direct and indirect benefits accruing to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, in connection with future renewals of the Advisory Contracts.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination of economies of scale was premature until the fund has assets. The Board noted that, in certain cases, breakpoints included in the Sub-Advisory Agreements have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures proposed on behalf of the fund bear a reasonable relationship to the services to be rendered and that each Advisory Contract should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the approval of each Sub-Advisory Agreement and Sub-Subadvisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreements
Strategic Advisers U.S. Total Stock Fund
In September 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) an amendment to each of the existing sub-advisory agreements among Strategic Advisers LLC (Strategic Advisers), Fidelity Rutland Square Trust II (Trust) on behalf of the fund, and each of AllianceBernstein L.P. (AllianceBernstein), LSV Asset Management (LSV), and J.P. Morgan Investment Management Inc. (J.P. Morgan), to remove one or more investment mandates (each such agreement, an Amended Sub-Advisory Agreement), and (ii) an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, GW&K Investment Management, LLC (GW&K, and together with AllianceBernstein, J.P. Morgan, and LSV, the Sub-Advisers), and the Trust on behalf of the fund (the Amended GW&K Agreement and, together with the Amended Sub-Advisory Agreements, the Amended Agreements). The Board noted that the updated fee schedule in the Amended GW&K Agreement became effective as of September 1, 2024 and will result in the same or lower fees at all asset levels. The Board also approved updating the address for notice of Strategic Advisers LLC in each Amended Agreement. The Board noted that no other material contract terms are impacted by the Amended Agreements. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve each Amended Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve each Amended Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided. The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the proposed sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its initial approval of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its March 2024 meeting.
The Board noted that it had initially approved the existing sub-advisory agreements with the Sub-Advisers at its March 2024 meeting and that except with respect to the removal of the investment mandates which were not funded, the Amended Agreements will not result in any changes to (i) the nature, extent and quality of the sub-advisory services provided, (ii) the investment process or strategies employed in the management of the fund's assets, or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Agreements should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the Amended Agreements will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board considered that the Amended GW&K Agreement is expected to result in a slight decrease in the total management fee rate of the fund. The Board also considered that because the removed investment mandates were not funded, the Amended Sub-Advisory Agreements will have no impact on the total management fee rate of the fund. Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. Because the Amended Agreements were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Agreements.
Potential Fall-Out Benefits. The Board considered that it will review information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its future annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale. The Board considered that it will review whether there have been economies of scale in connection with the management of the fund during its future annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered that each Amended Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve each Amended Agreement because the fund will not bear any additional expenses as a direct result of the amendments.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and each Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9911783.100
STS-SANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025